                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09195
                 ----------------------------------------------

                           SA FUNDS - INVESTMENT TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           1190 Saratoga Avenue, Suite 200, San Jose, California 95129
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)



                             Jennifer S. Fromm, Esq.
                   Vice President, Senior Mutual Fund Counsel
                          Assante Asset Management Inc.
                         1190 Saratoga Avenue, Suite 200
                           San Jose, California 95129

                     (Name and address of agent for service)

                                    Copy to:
                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Avenue, NW, 2nd Floor
                             Washington, D.C. 20036

                            Karen Jacoppo-Wood, Esq.
                       State Street Bank and Trust Company
                          One Federal Street, 9th Floor
                           Boston, Massachusetts 02110

        Registrant's telephone number, including area code: 310-229-4464

Date of fiscal year end:  June 30, 2003
Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO SHAREHOLDERS.

                                [SA FUNDS LOGO]

                                 ANNUAL REPORT

                                 JUNE 30, 2003

--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                PAGE
MANAGEMENT DISCUSSION AND ANALYSIS..........................      1
PORTFOLIOS OF INVESTMENTS
  SA Fixed Income Fund......................................      8
  SA U.S. Market Fund.......................................     10
  SA U.S. HBtM Fund.........................................     24
  SA U.S. Small Company Fund................................     28
  SA International HBtM Fund................................     46
  SA International Small Company Fund.......................     53
STATEMENTS OF ASSETS AND LIABILITIES........................     54
STATEMENTS OF OPERATIONS....................................     56
STATEMENTS OF CHANGES IN NET ASSETS.........................     58
FINANCIAL HIGHLIGHTS........................................     62
NOTES TO FINANCIAL STATEMENTS...............................     68
REPORT OF INDEPENDENT AUDITORS..............................     77
FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP
INC. & THE DFA INVESTMENT TRUST COMPANY.....................     79

--------------------------------------------------------------------------------
SA Fixed Income Fund

--------------------------------------------------------------------------------

    The Fund seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are generally made in U.S. government securities, high-quality corporate securities and currency hedged global bonds with a maximum maturity of five years.

    The demand for fixed income securities continued to increase through most of fiscal 2003. The increased demand for fixed income resulted in a rise in the price of income instruments, like bonds, and a continued decrease in yield since fiscal 2001. While some return is lost when yield decreases, the increase in bond prices helped bolster the Fund's overall return. During fiscal 2003, the average maturity of the portfolio increased relative to fiscal 2002.

 Comparison of Change in Value of a $10,000 Investment in SA Fixed Income Fund
                  vs. the Lehman Brothers Aggregate Bond Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 SA FIXED INCOME FUND  LEHMAN AGGREGATE BOND INDEX
        7/29/99               $10,000                      $10,000
        9/30/99               $10,073                      $10,111
       12/31/99               $10,147                      $10,099
      3/31/2000               $10,268                      $10,322
      6/30/2000               $10,390                      $10,500
      9/30/2000               $10,559                      $10,817
     12/31/2000               $10,746                      $11,273
      3/31/2001               $10,922                      $11,614
      6/30/2001               $11,001                      $11,679
      9/30/2001               $11,296                      $12,218
     12/31/2001               $11,311                      $12,223
      3/31/2002               $11,263                      $12,235
      6/30/2002               $11,726                      $12,688
      9/30/2002               $12,356                      $13,270
     12/31/2002               $12,510                      $13,478
      3/31/2003               $12,628                      $13,665
      6/30/2003               $12,922                      $14,007

    The Lehman Brothers Aggregate Bond Index is a market capitalization weighted broad index of U.S. investment-grade fixed income securities with maturities of over one year.

    PERFORMANCE INFORMATION

                                                               ANNUALIZED
                                             YEAR ENDED       INCEPTION TO
                                           JUNE 30, 2003     JUNE 30, 2003
----------------------------------------------------------------------------
SA Fixed Income Fund....................           10.19%             6.75%(a)
Lehman Aggregate Bond Index.............           10.40%             8.98%(b)

(a)  From Commencement of operations (July 29, 1999)
(b) Performance for the benchmark is not available from July 29, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
SA U.S. Market Fund

--------------------------------------------------------------------------------

    The Fund seeks to capture return premiums and diversification benefits by investing in a broad cross-section of companies on a market cap-weighted basis. The Fund provides access to a sampling of all common stocks that are traded on a principal U.S. exchange or on the over-the-counter market in the U.S. The Fund's returns in fiscal 2003 generally reflected the performance of the U.S. marketplace.

    The overall U.S. equity market, measured by broad market indices like the S&P 500 Index and Wilshire 5000 Total Market Index, was relatively flat for the fiscal year. In fact, the uncertain prospects of a war with Iraq and the continued recession drove the U.S. equity markets lower in the first three quarters of fiscal 2003. However, after the war began, the market levels started an upward trend that equaled the early declines.

  Comparison of Change in Value of a $10,000 Investment in SA U.S. Market Fund
                    vs. the Wilshire 5000 Total Market Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 SA U.S. MARKET FUND  WILSHIRE 5000 INDEX
         8/5/99              $10,000              $10,000
        9/30/99               $9,740               $9,648
       12/31/99              $11,150              $11,410
      3/31/2000              $11,830              $11,846
      6/30/2000              $11,590              $11,315
      7/31/2000              $11,330              $11,085
      8/31/2000              $12,340              $11,889
      9/30/2000              $11,950              $11,334
     10/31/2000              $11,689              $11,094
     11/30/2000              $10,499               $9,985
     12/31/2000              $10,931              $10,163
      1/31/2001              $11,394              $10,552
      2/28/2001              $10,368               $9,558
      3/31/2001               $9,754               $8,915
      4/30/2001              $10,449               $9,649
      5/31/2001              $10,549               $9,745
      6/30/2001              $10,327               $9,582
      7/31/2001              $10,196               $9,425
      8/31/2001               $9,632               $8,854
      9/30/2001               $8,757               $8,059
     10/31/2001               $8,958               $8,264
     11/30/2001               $9,623               $8,896
     12/31/2001               $9,796               $9,056
      1/31/2002               $9,685               $8,944
      2/28/2002               $9,483               $8,760
      3/31/2002               $9,887               $9,143
      4/30/2002               $9,403               $8,697
      5/31/2002               $9,292               $8,595
      6/30/2002               $8,655               $7,990
      7/31/2002               $7,948               $7,346
      8/31/2002               $7,978               $7,389
      9/30/2002               $7,180               $6,647
     10/31/2002               $7,726               $7,157
     11/30/2002               $8,170               $7,587
     12/31/2002               $7,705               $7,167
      1/31/2003               $7,512               $6,987
      2/28/2003               $7,380               $6,869
      3/31/2003               $7,461               $6,946
      4/30/2003               $8,060               $7,516
      5/31/2003               $8,537               $7,975
      6/30/2003               $8,669               $8,093

    The Wilshire 5000 Total Market Index is a market capitalization weighted broad index of all U.S. headquartered equity securities.

    PERFORMANCE INFORMATION

                                                               ANNUALIZED
                                             YEAR ENDED       INCEPTION TO
                                           JUNE 30, 2003     JUNE 30, 2003
----------------------------------------------------------------------------
SA U.S. Market Fund.....................            0.17%            (3.59)%(a)
Wilshire 5000 Index.....................            1.29%            (5.26)%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
SA U.S. HBtM Fund

--------------------------------------------------------------------------------

    The Fund seeks to capture return premiums associated with high book-to-market ratios and market capitalization by generally investing in common stocks of large U.S. companies, traded on a principal U.S. exchange or on the over-the-counter market, that the Fund believes are value stocks. The Fund considers value stocks primarily to be those of companies with high book values in relation to their market values. During fiscal 2003, the Fund considered companies whose market capitalizations were in the highest 90% of total market capitalization to be large cap companies. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income. The Fund's returns in fiscal 2003 generally reflected the performance of large U.S. value companies.

    The U.S. value asset class in fiscal 2003 slightly under-performed the U.S. growth asset class. The uncertainty of a war with Iraq and the continued economic recession were key contributing factors to the decline in the first three quarters of the U.S. value asset class and other U.S. equity asset classes. However, after the war began, the U.S. value asset class and other U.S. equity asset classes recovered most of the decline from the first three quarters.

    Comparison of Change in Value of a $10,000 Investment in U.S. HBtM Fund
                        vs. the Russell 1000 Value Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 SA U.S. HBTM FUND  RUSSELL 1000 VALUE INDEX
         8/5/99            $10,000                   $10,000
        9/30/99             $9,270                    $9,334
       12/31/99             $9,410                    $9,788
      3/31/2000             $9,010                    $9,769
      6/30/2000             $8,620                    $9,384
      7/31/2000             $9,080                    $9,501
      8/31/2000             $9,561                   $10,029
      9/30/2000             $9,411                   $10,122
     10/31/2000             $9,771                   $10,371
     11/30/2000             $9,371                    $9,986
     12/31/2000            $10,217                   $10,486
      1/31/2001            $10,988                   $10,526
      2/28/2001            $10,714                   $10,233
      3/31/2001            $10,451                    $9,872
      4/30/2001            $11,162                   $10,356
      5/31/2001            $11,385                   $10,589
      6/30/2001            $11,179                   $10,354
      7/31/2001            $11,087                   $10,332
      8/31/2001            $10,438                    $9,918
      9/30/2001             $9,200                    $9,220
     10/31/2001             $9,129                    $9,140
     11/30/2001            $10,032                    $9,671
     12/31/2001            $10,303                    $9,900
      1/31/2002             $9,998                    $9,823
      2/28/2002            $10,029                    $9,839
      3/31/2002            $10,477                   $10,304
      4/30/2002             $9,978                    $9,951
      5/31/2002             $9,978                   $10,001
      6/30/2002             $8,910                    $9,427
      7/31/2002             $7,831                    $8,550
      8/31/2002             $8,055                    $8,614
      9/30/2002             $7,128                    $7,656
     10/31/2002             $7,577                    $8,224
     11/30/2002             $8,340                    $8,742
     12/31/2002             $7,783                    $8,362
      1/31/2003             $7,589                    $8,160
      2/28/2003             $7,426                    $7,942
      3/31/2003             $7,365                    $7,956
      4/30/2003             $8,100                    $8,656
      5/31/2003             $8,805                    $9,215
      6/30/2003             $8,887                    $9,330

    The Russell 1000 Value Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies.

    PERFORMANCE INFORMATION

                                                               ANNUALIZED
                                             YEAR ENDED       INCEPTION TO
                                           JUNE 30, 2003     JUNE 30, 2003
----------------------------------------------------------------------------
SA U.S. HBtM Fund.......................           (0.27)%           (2.98)%(a)
Russell 1000 Value Index................           (1.03)%           (1.76)%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
SA U.S. Small Company Fund

--------------------------------------------------------------------------------

    The Fund seeks to capture return premiums and diversification benefits by investing in a broad cross-section of U.S. small companies on a market cap-weighted basis. The Fund provides access to equity securities of small cap companies traded on a principal U.S. exchange or on the over-the-counter market in the U.S. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income. The Fund's returns in fiscal 2003 generally reflected the performance of small U.S. companies.

    The U.S. small asset class in fiscal 2003 under-performed the U.S. large asset class. The uncertainty of a war with Iraq and the continued economic recession were key contributing factors to the decline in the first three quarters of the U.S small asset class and other U.S. equity asset classes. However, after the war began, the U.S. small asset class and other U.S. equity asset classes recovered most of the decline from the first three quarters.

 Comparison of Change in Value of a $10,000 Investment in SA U.S. Small Company
                                      Fund
                           vs. the Russell 2000 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 SA U.S. SMALL CO. FUND  RUSSELL 2000 INDEX
         8/5/99                 $10,000             $10,000
        9/30/99                 $10,030              $9,943
       12/31/99                 $11,460             $11,745
      3/31/2000                 $12,430             $12,544
      6/30/2000                 $12,580             $12,036
      7/31/2000                 $12,071             $12,166
      8/31/2000                 $13,531             $13,094
      9/30/2000                 $13,271             $12,709
     10/31/2000                 $12,801             $12,143
     11/30/2000                 $11,382             $10,895
     12/31/2000                 $12,202             $11,831
      1/31/2001                 $13,135             $12,448
      2/28/2001                 $12,122             $11,631
      3/31/2001                 $11,540             $11,062
      4/30/2001                 $12,522             $11,928
      5/31/2001                 $13,053             $12,221
      6/30/2001                 $13,714             $12,643
      7/31/2001                 $13,133             $11,959
      8/31/2001                 $12,652             $11,572
      9/30/2001                 $10,757             $10,015
     10/31/2001                 $11,479             $10,601
     11/30/2001                 $12,451             $11,421
     12/31/2001                 $13,284             $12,126
      1/31/2002                 $13,103             $12,000
      2/28/2002                 $12,672             $11,671
      3/31/2002                 $13,705             $12,609
      4/30/2002                 $13,635             $12,724
      5/31/2002                 $12,963             $12,159
      6/30/2002                 $12,271             $11,556
      7/31/2002                 $10,456              $9,811
      8/31/2002                 $10,446              $9,785
      9/30/2002                  $9,674              $9,083
     10/31/2002                 $10,055              $9,374
     11/30/2002                 $10,877             $10,211
     12/31/2002                 $10,255              $9,642
      1/31/2003                  $9,965              $9,375
      2/28/2003                  $9,644              $9,092
      3/31/2003                  $9,744              $9,209
      4/30/2003                 $10,717             $10,082
      5/31/2003                 $11,900             $11,164
      6/30/2003                 $12,180             $11,366

    The Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies.

    PERFORMANCE INFORMATION

                                                               ANNUALIZED
                                             YEAR ENDED       INCEPTION TO
                                           JUNE 30, 2003     JUNE 30, 2003
----------------------------------------------------------------------------
SA U.S. Small Company Fund..............           (0.74)%            5.18%(a)
Russell 2000 Index......................           (1.64)%            1.57%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
SA International HBtM Fund

--------------------------------------------------------------------------------

    The Fund seeks to capture return premiums associated with international investing, high book-to-market ratios and market capitalization by generally investing in common stocks of large non-U.S. companies that it believes are value stocks at the time of purchase. The Fund primarily considers value stocks to be those of companies with high book values in relation to their market values. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income. During fiscal 2003, the Fund considered companies whose market capitalizations were at least $800 million to be large cap companies. The Fund's returns in fiscal 2003 generally reflected the performance of the international value sector.

    The international marketplaces included in the Fund were primarily down, but the weakening dollar helped increase the overall return. Therefore, the international value asset class in fiscal 2003 was slightly down. When the dollar decreases faster than foreign currencies, the movement increases the return of the foreign markets in dollar terms.

 Comparison of Change in Value of a $10,000 Investment in SA International HBtM
                                      Fund
                         vs. the MSCI EAFE Value Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 SA INTERNATIONAL HBTM FUND  MSCI EAFE VALUE INDEX
         8/5/99                     $10,000                $10,000
        9/30/99                      $9,910                 $9,919
       12/31/99                     $10,036                $10,803
      3/31/2000                      $9,594                $10,598
      6/30/2000                     $10,036                $10,903
      9/30/2000                      $9,554                $10,404
     12/31/2000                     $10,024                $10,616
      3/31/2001                      $9,237                 $9,452
      6/30/2001                      $9,519                $10,076
      9/30/2001                      $8,133                 $8,821
     12/31/2001                      $8,739                 $9,196
      3/31/2002                      $8,831                 $9,330
      6/30/2002                      $8,750                 $9,104
      9/30/2002                      $6,967                 $7,248
     12/31/2002                      $7,443                 $7,733
      3/31/2003                      $6,917                 $7,081
      6/30/2003                      $8,443                 $8,655

    The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index is comprised of companies with the lowest book-to-market ratios (value) within the MSCI EAFE Index. The MSCI EAFE Index is an index of securities listed on the stock exchanges of 20 developed market countries other than the United States.

    PERFORMANCE INFORMATION

                                                               ANNUALIZED
                                             YEAR ENDED       INCEPTION TO
                                           JUNE 30, 2003     JUNE 30, 2003
----------------------------------------------------------------------------
SA International HBtM Fund..............          (3.51)%           (4.24)%(a)
MSCI EAFE Value Index...................          (4.94)%           (3.62)%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
SA International Small Company Fund

--------------------------------------------------------------------------------

    The Fund is a feeder fund that invests in the International Small Company Portfolio of DFA Investment Dimensions Group (the "Portfolio"). The Portfolio invests in the following four international series of DFA Investment Trust
Company:

    THE JAPANESE SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of Japanese small companies that are traded in the Japanese securities markets.

    THE PACIFIC RIM SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of small companies located in Australia, New Zealand and Pacific Rim Asian countries, whose shares are traded principally in securities markets located in those countries.

    THE UNITED KINGDOM SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of United Kingdom small companies that are traded principally on the London Stock Exchange.

    THE CONTINENTAL SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of small companies organized in certain European countries, whose shares are traded principally in securities markets located in those countries. During fiscal 2003, the series was authorized to invest in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Spain, Sweden and Switzerland.

    Performance in fiscal 2003 was mixed across countries represented in the Fund, but moderately positive overall. The international small asset class outperformed all other equity asset classes in the fund complex. Additionally, all individual series were up for the fiscal year aided greatly by the weakening dollar. The weakening dollar relative to the currencies of the other countries increased the local country performance relative to the U.S. When the dollar decreases faster than foreign currencies, the movement increases the returns of the foreign markets in dollar terms.

--------------------------------------------------------------------------------
SA International Small Company Fund
 (Continued)

--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in SA International Small
                                  Company Fund
        vs. the Salomon Smith Barney Extended Market Index -- EPAC (EMI)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 SA INTERNATIONAL  SALOMON SMITH BARNEY
                   SMALL CO. FUND  EXTENDED MARKET INDEX
         8/5/99           $10,000                $10,000
        9/30/99           $10,278                $10,145
       12/31/99           $10,259                $10,024
      3/31/2000           $10,635                $11,166
      6/30/2000           $10,584                $11,034
      7/31/2000           $10,157                $10,646
      8/31/2000           $10,381                $10,929
      9/30/2000            $9,975                $10,385
     10/31/2000            $9,334                 $9,822
     11/30/2000            $9,334                 $9,458
     12/31/2000            $9,500                 $9,829
      1/31/2001            $9,645                 $9,917
      2/28/2001            $9,552                 $9,545
      3/31/2001            $8,981                 $8,779
      4/30/2001            $9,614                 $9,387
      5/31/2001            $9,676                 $9,342
      6/30/2001            $9,576                 $8,995
      7/31/2001            $9,253                 $8,759
      8/31/2001            $9,419                 $8,753
      9/30/2001            $8,303                 $7,619
     10/31/2001            $8,618                 $7,940
     11/30/2001            $8,692                 $8,228
     12/31/2001            $8,468                 $8,217
      1/31/2002            $8,353                 $8,009
      2/28/2002            $8,637                 $8,166
      3/31/2002            $9,047                 $8,698
      4/30/2002            $9,351                 $8,880
      5/31/2002            $9,887                 $9,200
      6/30/2002            $9,624                 $8,880
      7/31/2002            $9,099                 $7,983
      8/31/2002            $9,015                 $7,974
      9/30/2002            $8,363                 $7,234
     10/31/2002            $8,248                 $7,367
     11/30/2002            $8,458                 $7,641
     12/31/2002            $8,507                 $7,515
      1/31/2003            $8,465                 $7,326
      2/28/2003            $8,507                 $7,199
      3/31/2003            $8,465                 $7,153
      4/30/2003            $9,141                 $7,866
      5/31/2003            $9,976                 $8,525
      6/30/2003           $10,409                 $8,814

    Salomon Smith Barney Extended Market Index -- EPAC (EMI) is compiled by Salomon Smith Barney. The EMI defines the small-capitalization equity universe, representing the bottom 20% of the available capitalization, and 75% of the number of issues, of each country in the Salomon Smith Barney Broad Market Index (SB BMI). The index is calculated gross of withholding taxes and is capitalization weighted.

    For comparative purposes, the SA International Small Company Fund uses a blended return which is calculated using the Fund's respective target weightings against corresponding EMI regions. For the period prior to April 1, 2002, the blended return was calculated using 35%, 35%, 15% and 15% of the Europe ex UK, Japan, United Kingdom and Asia Pacific ex Japan EMI Indexes, respectively. For the period subsequent to April 1, 2002, the blended return was calculated using 42%, 29%, 15% and 14% of the Europe ex UK, Japan, United Kingdom and Asia Pacific ex Japan EMI Indexes, respectively.

    PERFORMANCE INFORMATION

                                                               ANNUALIZED
                                             YEAR ENDED       INCEPTION TO
                                           JUNE 30, 2003     JUNE 30, 2003
----------------------------------------------------------------------------
SA International Small Company Fund.....            8.16%             1.03%(a)
Salomon Smith Barney Extended Market
  Index.................................           (0.74)%           (3.17)%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003

                                              FACE
                                             AMOUNT         VALUE+
---------------------------------------------------------------------
BONDS AND NOTES -- 91.5%
AUSTRIA -- 8.2%
  Bank Austria Creditanstalt AG, 5.375%,
    12/28/07............................  USD 4,500,000  $  5,008,500
  Oesterreichische Kontrollbank, 5.125%,
    3/20/07.............................  USD 4,550,000     5,036,896
  Oesterreichische Postsparkasse AG,
    6.000%, 4/16/08.....................  USD 4,000,000     4,593,600
                                                         ------------
                                                           14,638,996
                                                         ------------

CANADA -- 3.8%
  Province of British Columbia, 4.625%,
    10/03/06............................  USD 2,000,000     2,163,032
  Province of Ontario, 3.500%,
    9/17/07.............................  USD 4,450,000     4,634,622
                                                         ------------
                                                            6,797,654
                                                         ------------

FRANCE -- 3.0%
  CDC Ixis, 4.125%, 11/21/06............  USD 1,500,000     1,598,469
  Total Fina Elf Sa, 4.750%, 6/27/07....  USD 3,500,000     3,793,650
                                                         ------------
                                                            5,392,119
                                                         ------------

GERMANY -- 5.8%
  DEPFA Deutsche Pfandbriefbank AG,
    3.375%, 10/05/07....................  USD 4,000,000     4,140,800
  Deutsche Bahn Finance, 4.500%,
    7/25/07.............................  USD 3,000,000     3,226,800
  Landwirtschaftliche Rentenbank,
    4.000%, 04/10/07....................  CAD 4,000,000     2,982,989
                                                         ------------
                                                           10,350,589
                                                         ------------

JAPAN -- 2.6%
  Nippon Telegraph & Telephone Corp.,
    6.000%, 3/25/08.....................  USD 4,000,000     4,586,976
                                                         ------------

NETHERLANDS -- 2.6%
  Landesbank Baden Wuerttemberg, 5.750%,
    2/25/08.............................  USD 4,200,000     4,727,150
                                                         ------------

NORWAY -- 2.3%
  Eksportfinans ASA, 3.875%, 11/05/07...  USD 4,000,000     4,216,000
                                                         ------------

SWEDEN -- 1.5%
  Swedish Export Credit Corp., 4.750%,
    12/20/06............................  CAD 3,000,000     2,298,433
  Swedish Export Credit Corp., 5.000%,
    6/28/07.............................  CAD   600,000       463,227
                                                         ------------
                                                            2,761,660
                                                         ------------
UNITED KINGDOM -- 2.4%
  Shell Finance UK, 5.000%, 7/16/07.....  USD 3,900,000     4,286,166
                                                         ------------
UNITED STATES -- 59.3%
  Abbott Laboratories, 6.400%,
    12/01/06............................  USD 2,500,000     2,856,213
                                              FACE
                                             AMOUNT         VALUE+
---------------------------------------------------------------------
  Asian Development Bank, 4.875%,
    2/05/07.............................  USD 4,550,000  $  5,010,733
  ChevronTexaco Capital Co., 3.375%,
    2/15/08.............................  USD 4,300,000     4,444,673
  Citigroup, Inc., 3.500%, 2/01/08......  USD 3,700,000     3,809,816
  Du Pont De Nemours & Co., 6.750%,
    9/01/07.............................  USD 4,000,000     4,642,788
  European Coal & Steel, 6.375%,
    3/26/08.............................  USD 1,355,000     1,582,234
  European Investment Bank, 4.625%,
    3/01/07.............................  USD 4,550,000     4,944,471
  Federal Home Loan Bank, 3.500%,
    11/15/07............................  USD 4,000,000     4,178,184
  Federal Home Loan Bank, 3.750%,
    8/15/07.............................  USD 2,500,000     2,636,035
  Federal Home Loan Mortgage Corp.,
    3.500%, 9/15/07.....................  USD 2,500,000     2,616,110
  Federal Home Loan Mortgage Corp.,
    5.750%, 4/15/08.....................  USD 4,000,000     4,575,656
  Federal National Mortgage Association,
    3.250%, 11/15/07....................  USD 2,000,000     2,073,712
  Federal National Mortgage Association,
    3.250%, 1/15/08.....................  USD 1,500,000     1,551,940
  Federal National Mortgage Association,
    5.750%, 2/15/08.....................  USD 3,000,000     3,426,426
  Federal National Mortgage Association,
    6.000%, 5/15/08.....................  USD 7,500,000     8,670,120
  General Electric Capital Corp.,
    4.250%, 1/15/08.....................  USD 4,000,000     4,241,244
  Interamerican Development Bank,
    3.375%, 3/17/08.....................  USD 4,300,000     4,475,694
  International Bank for Reconstruction
    & Development, 6.125%, 12/19/07.....  USD 3,800,000     4,378,292
  International Finance Corp., 3.000%,
    4/15/08.............................  USD 4,450,000     4,530,478
  Kreditanstalt Fuer Wiederaufbau,
    3.375%, 1/23/08.....................  USD 4,000,000     4,133,952
  Procter & Gamble Co., 4.750%,
    6/15/07.............................  USD 4,550,000     4,930,999
  The Gillette Co., 2.875%, 3/15/08.....  USD 4,550,000     4,575,798
  Toyota Motor Credit Corp., 5.500%,
    9/18/07.............................  USD 3,400,000     3,766,262
  Wal-Mart Stores, Inc., 4.375%,
    7/12/07.............................  USD 4,000,000     4,290,424
  Warner Lambert Co., 6.000%, 1/15/08...  USD 4,700,000     5,337,160
  Wells Fargo & Co., 3.500%, 4/04/08....  USD 4,300,000     4,440,537
                                                         ------------
                                                          106,119,951
                                                         ------------
  TOTAL BONDS AND NOTES
    (Identified Cost $158,088,162)......                  163,877,261
                                                         ------------

--------------------------------------------------------------------------------
SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

---------------------------------------------------------------------
                                              FACE
                                             AMOUNT         VALUE+
SHORT-TERM INVESTMENTS -- 6.4%
UNITED STATES -- 6.4%
  Kitty Hawk Funding Corp., 1.100%,
    7/15/03.............................  USD 2,005,000  $  2,004,142
  Sheffield Receivables Corp., 0.970%,
    7/01/03.............................  USD 4,000,000     4,000,000
  SSgA Government Money Market Fund.....  USD   895,469       895,469
  SSgA Money Market Fund................  USD 1,533,170     1,533,170
  Windmill Funding Corp., 1.050%,
    7/10/03++...........................  USD 3,000,000     2,999,213
                                                         ------------
                                                           11,431,994
                                                         ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $11,431,994).......                   11,431,994
                                                         ------------


---------------------------------------------------------------
TOTAL INVESTMENTS -- 97.9%
  (IDENTIFIED COST $169,520,156)#                   175,309,255
  Cash and Other Assets, Less Liabilities -- 2.1%     3,750,130
                                                    -----------
NET ASSETS -- 100%................................  $179,059,385
                                                    ===========

  +  See Note 1.
 ++ These securities may be resold in transactions under Rule 144-A of the Securities Act of 1933, normally to qualified institutional buyers.
  # At June 30, 2003, the aggregate cost of investment securities for income tax purposes was $169,520,156. Net unrealized appreciation aggregated $5,789,099 of which $5,843,424 related to appreciated investment securities and $54,325 related to depreciated investment securities.
Key to abbreviations:
CAD  -- Canadian Dollar
USD  -- U.S. Dollar

Ten Largest Sector Holdings at June 30, 2003
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Banks                                19.6%
Government Agency                    16.6%
Financial Services                   14.3%
Supranational Organizations          13.9%
Diversified Operations                7.7%
Oil & Gas                             7.0%
Foreign Government/Agency             5.3%
Health Care -- Drugs                  4.6%
Telephone                             2.6%
Cosmetics & Toiletries                2.5%

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003

                                           SHARES       VALUE+
-----------------------------------------------------------------
COMMON STOCKS -- 97.5%
ADVERTISING -- 0.2%
  Getty Images, Inc.*...................       600   $     24,780
  Interpublic Group of Cos., Inc........     6,170         82,555
  Lamar Advertising Co. Class A*........     1,200         42,252
  Omnicom Group, Inc....................     3,000        215,100
                                                     ------------
                                                          364,687
                                                     ------------

AEROSPACE/DEFENSE -- 1.2%
  Alliant Techsystems, Inc.*............       675         35,039
  Boeing Co.............................    11,200        384,384
  General Dynamics Corp.................     2,400        174,000
  Goodrich Corp.........................     2,100         44,100
  Honeywell International, Inc..........    12,000        322,200
  Northrop Grumman Corp.................     2,522        217,624
  Raytheon Co...........................     5,700        187,188
  Rockwell Collins......................     2,600         64,038
  United Defense Industries, Inc.*......       800         20,752
  United Technologies Corp..............     6,600        467,478
                                                     ------------
                                                        1,916,803
                                                     ------------

AGRICULTURAL OPERATIONS -- 0.1%
  AGCO Corp.*...........................     1,200         20,496
  Monsanto Co...........................     5,317        115,060
                                                     ------------
                                                          135,556
                                                     ------------

AIRLINES -- 0.2%
  Alaska Air Group, Inc.*...............       700         15,015
  Delta Air Lines, Inc..................     1,500         22,020
  SkyWest, Inc..........................       600         11,436
  Southwest Airlines Co.................    10,800        185,760
                                                     ------------
                                                          234,231
                                                     ------------

APPLIANCES -- 0.1%
  Maytag Corp...........................     1,100         26,862
  Whirlpool Corp........................     1,000         63,700
                                                     ------------
                                                           90,562
                                                     ------------

AUTO & RELATED -- 1.0%
  Advance Auto Parts, Inc.*.............       500         30,450
  American Axle & Manufacturing
    Holdings, Inc.*.....................       600         14,340
  AutoZone, Inc.*.......................     1,600        121,552
  BorgWarner, Inc.......................       300         19,320
  CarMax, Inc.*.........................     1,473         44,411
  Cummins Engine Co., Inc...............       500         17,945
  Dana Corp.............................     1,500         17,340
  Delphi Automotive Systems Corp........     8,900         76,807
  Dollar Thrifty Automotive Group,
    Inc.*...............................       500          9,275
  Ford Motor Co.........................    24,500        269,255
  General Motors Corp...................     7,800        280,800
  Harley-Davidson, Inc..................     4,800        191,328
  Johnson Controls, Inc.................     1,400        119,840
  Lear Corp.*...........................     1,200         55,224
  Navistar International Corp.*.........     1,200         39,156
  O'Reilly Automotive, Inc.*............     1,000         33,390
  PACCAR, Inc...........................     1,650        111,474
                                           SHARES       VALUE+
-----------------------------------------------------------------
  Rent-A-Center, Inc.*..................       500   $     37,905
  Superior Industries International,
    Inc.................................       300         12,510
  Thor Industries, Inc..................       800         32,656
  United Rentals, Inc.*.................     1,200         16,668
  Visteon Corp..........................     1,800         12,366
                                                     ------------
                                                        1,564,012
                                                     ------------

BANKS/SAVINGS & LOANS -- 5.9%
  Associated Banc-Corp..................       913         33,672
  Astoria Financial Corp................     1,600         44,688
  BancorpSouth, Inc.....................     1,400         29,190
  Bank of America Corp..................    21,000      1,659,630
  Bank of New York Co., Inc.............    11,700        336,375
  Bank One Corp.........................    18,600        691,548
  Banknorth Group, Inc..................     2,100         53,592
  BB&T Corp.............................     6,745        231,354
  BOK Financial Corp....................       655         25,263
  Capitol Federal Financial.............     1,000         28,110
  Charter One Financial, Inc............     3,562        111,063
  Chittenden Corp.......................       500         13,675
  City National Corp....................       800         35,648
  Comerica, Inc.........................     2,400        111,600
  Commerce Bancshares, Inc..............       855         33,302
  Commercial Federal Corp...............       600         12,720
  Community First Bankshares, Inc.......       500         13,650
  Compass Bancshares, Inc...............     2,400         83,832
  CVB Financial Corp....................       625         12,200
  Downey Financial Corp.................       300         12,390
  F.N.B Corp............................       551         16,673
  Fifth Third Bancorp...................     9,050        518,927
  First Charter Corp....................       600         10,440
  First Financial Bancorp...............       630         10,080
  First Tennessee National Corp.........     2,500        109,775
  First Virginia Banks, Inc.............       900         38,808
  Flagstar Bancorp, Inc.................       600         14,670
  FleetBoston Financial Corp............    16,808        499,366
  Fulton Financial Corp.................     1,483         29,459
  Golden West Financial Corp............     2,100        168,021
  Greater Bay Bancorp...................       400          8,168
  GreenPoint Financial Corp.............     1,500         76,410
  Hibernia Corp. Class A................     2,800         50,848
  Hudson City Bancorp, Inc..............     3,100         79,267
  Hudson United Bancorp.................       500         17,075
  Huntington Bancshares, Inc............     3,700         72,224
  Independence Community Bank Corp......       700         19,754
  M&T Bank Corp.........................     1,700        143,174
  Marshall & Ilsley Corp................     3,500        107,030
  Mercantile Bankshares Corp............     1,000         39,380
  National Commerce Financial Corp......     3,300         73,227
  New York Community Bancorp, Inc.......     2,624         76,332
  North Fork Bancorp., Inc..............     2,800         95,368
  Northern Trust Corp...................     3,100        129,549
  Northwest Bancorp, Inc................       900         14,400
  Old National Bancorp..................     1,186         27,278
  Pacific Capital Bancorp...............       500         17,525
  People's Bank.........................     1,000         28,990

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  PNC Bank Corp.........................     4,300   $    209,883
  Provident Financial Group, Inc........       400         10,252
  Republic Bancorp, Inc.................     1,210         16,238
  Riggs National Corp...................       500          7,610
  Roslyn Bancorp, Inc...................       900         19,341
  Silicon Valley Bancshares*............       500         11,905
  SouthTrust Corp.......................     5,500        149,600
  Sovereign Bancorp, Inc................     3,700         57,905
  Staten Island Bancorp, Inc............       800         15,584
  Sun Trust Banks, Inc..................     4,000        237,360
  TCF Financial Corp....................     1,200         47,808
  Texas Regional Bancshares, Inc.
    Class A.............................       550         19,085
  The Colonial BancGroup, Inc...........     2,200         30,514
  TrustCo Bank Corp. NY.................     1,380         15,290
  Trustmark Corp........................       600         15,282
  U.S. Bancorp..........................    30,615        750,068
  UCBH Holdings, Inc....................       700         20,076
  UMB Financial Corp....................       300         12,720
  UnionBanCal Corp......................     2,400         99,288
  United Bankshares, Inc................       500         14,325
  Valley National Bancorp...............     1,706         44,953
  Wachovia Corp.........................    21,800        871,128
  Washington Federal, Inc...............     1,155         26,715
  Washington Mutual, Inc................    12,950        534,835
  Webster Financial Corp................       500         18,900
  Westamerica Bancorp...................       500         21,540
  Westcorp..............................       500         14,000
  Zions Bancorp.........................     2,700        136,647
                                                     ------------
                                                        9,494,572
                                                     ------------

BROADCASTING -- 0.9%
  Clear Channel Communications, Inc.*...     8,600        364,554
  Comcast Corp. Class A*................    17,325        522,868
  Comcast Corp. Class A Special*........    10,000        288,300
  Cumulus Media, Inc. Class A*..........       800         15,144
  Fox Entertainment Group, Inc.
    Class A*............................     5,600        161,168
  Hearst-Argyle Television, Inc.*.......       500         12,950
  Hispanic Broadcasting Corp.*..........     1,000         25,450
  Mediacom Communications Corp.*........     1,500         14,805
  Sinclair Broadcast Group, Inc.
    Class A*............................     2,200         25,542
  Univision Communications, Inc.
    Class A*............................     2,200         66,880
                                                     ------------
                                                        1,497,661
                                                     ------------

BUILDING & CONSTRUCTION -- 0.5%
  Beazer Homes USA, Inc.*...............       200         16,700
  Centex Corp...........................     1,000         77,790
  Clayton Homes, Inc....................     1,900         23,845
  D.R. Horton, Inc......................     2,350         66,035
  Florida Rock Industries, Inc..........       500         20,640
  Granite Construction, Inc.............       500          9,580
  Hovnanian Enterprises, Inc.
    Class A*............................       200         11,790
  Jacobs Engineering Group, Inc.*.......       600         25,290
  KB HOME...............................       900         55,782
                                           SHARES       VALUE+
-----------------------------------------------------------------
  Lafarge Corp..........................     1,000   $     30,900
  Lennar Corp...........................       800         57,200
  Lennar Corp. Class B..................        50          3,435
  M.D.C. Holdings, Inc..................       330         15,932
  Martin Marietta Materials, Inc........       500         16,805
  Masco Corp............................     6,900        164,565
  Modine Manufacturing Co...............       400          7,748
  NVR, Inc.*............................       100         41,100
  Pulte Corp............................     1,000         61,660
  Ryland Group, Inc.....................       300         20,820
  Simpson Manufacturing Co., Inc.*......       400         14,640
  Standard Pacific Corp.................       500         16,580
  Texas Industries, Inc.................       300          7,140
  Toll Brothers, Inc.*..................     1,300         36,803
  Vulcan Materials Co...................     1,600         59,312
  York International Corp...............       500         11,700
                                                     ------------
                                                          873,792
                                                     ------------

BUSINESS SERVICES -- 1.5%
  Acxiom Corp.*.........................       900         13,581
  American Management Systems, Inc.*....       700          9,996
  Ariba, Inc.*..........................     3,200          9,504
  Automatic Data Processing, Inc........     9,600        325,056
  Banta Corp............................       500         16,185
  BEA Systems, Inc.*....................     6,600         71,676
  BearingPoint, Inc.*...................     1,900         18,335
  Catalina Marketing Corp.*.............       800         14,120
  Ceridian Corp.*.......................     2,400         40,728
  Certegy, Inc.*........................       300          8,325
  ChoicePoint, Inc.*....................     1,066         36,798
  Cintas Corp...........................     3,400        120,496
  Ecolab, Inc...........................     5,500        140,800
  Electronic Data Systems Corp..........     7,600        163,020
  Expeditors International of
    Washington, Inc.....................     1,700         58,888
  Exult, Inc.*..........................     1,900         16,283
  Fair, Issac & Co., Inc................       500         25,725
  First Data Corp.......................    12,000        497,280
  Fiserv, Inc.*.........................     3,450        122,855
  Foundry Networks, Inc.*...............     1,700         24,480
  FTI Consulting, Inc.*.................       500         12,485
  Global Payments, Inc..................       240          8,520
  Harte-Hanks, Inc......................     2,550         48,450
  Hudson Highland Group, Inc.*..........       135          2,566
  Iron Mountain, Inc.*..................     1,200         44,508
  John H. Harland Co....................       500         13,080
  Kelly Services, Inc. Class A..........       500         11,725
  Manpower, Inc.........................     1,100         40,799
  MPS Group, Inc.*......................     1,400          9,632
  NCO Group, Inc.*......................       500          8,955
  Paychex, Inc..........................     6,750        197,843
  Robert Half International, Inc.*......     2,800         53,032
  SEI Investments Co....................     1,800         57,600
  Tetra Tech, Inc.*.....................     1,000         17,130
  The Corporate Executive Board Co.*....       500         20,265

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
BUSINESS SERVICES  (CONTINUED)
  The Reynolds & Reynolds Co.
    Class A.............................     1,000   $     28,560
  Westwood One, Inc.*...................     1,800         61,074
                                                     ------------
                                                        2,370,355
                                                     ------------

CHEMICALS -- 1.2%
  Air Products & Chemicals, Inc.........     3,200        133,120
  Airgas, Inc...........................       800         13,400
  Albemarle Corp........................       500         13,985
  Ashland, Inc..........................       800         24,544
  Cabot Corp............................       900         25,830
  Cytec Industries, Inc.*...............       500         16,900
  Dow Chemical Co.......................    12,800        396,288
  E.I. du Pont de Nemours & Co..........    15,900        662,076
  Eastman Chemical Co...................     1,400         44,338
  Engelhard Corp........................     1,800         44,586
  Ferro Corp............................       500         11,265
  FMC Corp..............................       500         11,315
  Georgia Gulf Corp.....................       600         11,880
  Great Lakes Chemical Corp.............       800         16,320
  H.B. Fuller Co........................       500         11,010
  Hercules, Inc.*.......................     1,300         12,870
  IMC Global, Inc.......................     1,800         12,078
  Lubrizol Corp.........................       500         15,495
  Lyondell Chemical Co..................     1,900         25,707
  MacDermid, Inc........................       600         15,780
  NL Industries, Inc....................       800         13,600
  Olin Corp.............................       700         11,970
  Praxair, Inc..........................     2,300        138,230
  Rohm & Haas Co........................     3,300        102,399
  RPM, Inc..............................     2,100         28,875
  Sigma-Aldrich Corp....................       900         48,762
  The Valspar Corp......................       500         21,110
                                                     ------------
                                                        1,883,733
                                                     ------------

COMMERCIAL SERVICES -- 0.2%
  Alliance Data Systems Corp.*..........     1,200         28,080
  Aramark Corp. Class B*................     1,100         24,662
  Arbitron, Inc.*.......................       300         10,710
  Convergys Corp.*......................     2,100         33,600
  Deluxe Corp...........................       600         26,880
  Polycom, Inc.*........................     1,000         13,860
  Quintiles Transnational Corp.*........     1,400         19,866
  R.H. Donnelley Corp.*.................       500         18,235
  Weight Watchers International,
    Inc.*...............................     1,500         68,235
                                                     ------------
                                                          244,128
                                                     ------------
COMMUNICATION SERVICES -- 0.0%
  West Corp.*...........................       600         15,990
                                                     ------------

COMMUNICATIONS EQUIPMENT -- 0.1%
  Andrew Corp.*.........................     1,200         11,040
  L-3 Communications Holdings, Inc.*....     1,500         65,235
  UTStarcom, Inc.*......................     1,600         56,912
                                                     ------------
                                                          133,187
                                                     ------------
                                           SHARES       VALUE+
-----------------------------------------------------------------

COMPUTER EQUIPMENT -- 1.7%
  Brocade Communications Systems,
    Inc.*...............................     3,300   $     19,437
  Electronics for Imaging, Inc.*........       600         12,174
  EMC Corp.*............................    35,200        368,544
  Emulex Corp.*.........................     1,500         34,155
  Imation Corp..........................       500         18,910
  Ingram Micro, Inc. Class A*...........     1,500         16,500
  Intel Corp............................    91,800      1,907,971
  Maxtor Corp.*.........................     2,900         21,779
  McDATA Corp. Class A*.................     1,500         22,005
  MEMC Electronic Materials, Inc.*......     2,300         22,540
  SanDisk Corp.*........................     1,000         40,350
  Semtech Corp.*........................       600          8,544
  Storage Technology Corp.*.............     1,500         38,610
  Varian Semiconductor Equipment
    Associates, Inc.*...................       500         14,880
  VERITAS Software Corp.*...............     6,600        189,222
  Western Digital Corp.*................     2,800         28,840
  Whitney Holding Corp..................       450         14,387
                                                     ------------
                                                        2,778,848
                                                     ------------

COMPUTER SERVICES -- 1.8%
  Affiliated Computer Services, Inc.
    Class A*............................     2,300        105,179
  Avocent Corp.*........................       500         14,965
  Cadence Design Systems, Inc.*.........     3,500         42,210
  Cisco Systems, Inc.*..................   105,100      1,754,119
  Computer Sciences Corp.*..............     2,400         91,488
  Compuware Corp.*......................     5,200         30,004
  Diebold, Inc..........................     1,200         51,900
  DST Systems, Inc.*....................     1,700         64,600
  FactSet Research Systems, Inc.........       500         22,025
  Fidelity National Information
    Solutions, Inc.*....................       600         15,648
  GTECH Holdings Corp.*.................       600         22,590
  Intergraph Corp.*.....................       700         15,050
  Jack Henry & Associates, Inc..........     1,100         19,569
  NCR Corp.*............................     1,600         40,992
  Network Appliance, Inc.*..............     6,100         98,881
  Perot Systems Corp. Class A*..........     1,700         19,312
  Sun Microsystems, Inc.*...............    42,900        197,340
  SunGard Data Systems, Inc.*...........     4,500        116,595
  Sybase, Inc.*.........................     1,700         23,647
  Syntel, Inc.*.........................       600          9,438
  The BISYS Group, Inc.*................     1,700         31,229
  Unisys Corp.*.........................     5,900         72,452
                                                     ------------
                                                        2,859,233
                                                     ------------

COMPUTER SOFTWARE -- 3.9%
  3Com Corp.*...........................     6,500         30,420
  Activision, Inc.*.....................       750          9,690
  Adobe Systems, Inc....................     3,700        118,659
  Ascential Software Corp.*.............       472          7,756
  Autodesk, Inc.........................     2,000         32,320
  BMC Software, Inc.*...................     3,700         60,421
  Borland Software Corp.*...............       800          7,816

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER SOFTWARE  (CONTINUED)
  CheckFree Corp.*......................     1,400   $     38,976
  Citrix Systems, Inc.*.................     2,400         48,864
  Computer Associates International,
    Inc.................................     9,200        204,976
  Electronic Arts, Inc.*................     2,000        147,980
  Hyperion Solutions Corp.*.............       500         16,880
  Internet Security Systems, Inc.*......       600          8,694
  Intuit, Inc.*.........................     2,900        129,137
  J.D. Edwards & Co.*...................     2,100         30,093
  Legato Systems, Inc.*.................     1,900         15,941
  Macromedia, Inc.*.....................     1,000         21,040
  Mercury Interactive Corp.*............     1,500         57,915
  Microsoft Corp........................   150,300      3,849,183
  National Instruments Corp.*...........       500         18,890
  NetIQ Corp.*..........................       500          7,730
  NetScreen Technologies, Inc.*.........     1,000         22,550
  Network Associates, Inc.*.............     2,600         32,968
  Novell, Inc.*.........................     4,400         13,552
  NVIDIA Corp.*.........................     2,800         64,428
  Oracle Corp.*.........................    75,700        909,914
  Parametric Technology Corp.*..........     4,200         12,810
  PeopleSoft, Inc.*.....................     4,400         77,396
  Quest Software, Inc.*.................     1,100         13,090
  Red Hat, Inc.*........................     1,700         12,869
  SERENA Software, Inc.*................     1,000         20,880
  Siebel Systems, Inc.*.................     8,800         83,952
  Symantec Corp.*.......................     2,300        100,878
  Take-Two Interactive Software,
    Inc.*...............................       500         14,170
  THQ, Inc.*............................       500          9,000
  TIBCO Software, Inc.*.................     2,900         14,761
  WebMD Corp.*..........................     3,700         40,071
                                                     ------------
                                                        6,306,670
                                                     ------------

COMPUTERS -- 2.8%
  Apple Computer, Inc.*.................     5,000         95,600
  Dell Computer Corp.*..................    38,200      1,220,872
  Gateway, Inc.*........................     3,200         11,680
  Hewlett-Packard Co....................    47,701      1,016,031
  International Business Machines
    Corp................................    25,600      2,112,000
                                                     ------------
                                                        4,456,183
                                                     ------------

CONSUMER PRODUCTS -- 2.4%
  Avon Products, Inc....................     3,800        236,360
  Blyth, Inc............................       500         13,600
  Clorox Co.............................     3,500        149,275
  Colgate-Palmolive Co..................     7,500        434,625
  Energizer Holdings, Inc.*.............       800         25,120
  Estee Lauder Companies, Inc.
    Class A.............................     1,500         50,295
  Fortune Brands, Inc...................     2,100        109,620
  Fossil, Inc.*.........................       600         14,136
  Gillette Co...........................    16,900        538,434
  Hasbro, Inc...........................     2,800         48,972
  IDEXX Laboratories, Inc.*.............       500         16,770
  International Flavors & Fragrances,
    Inc.................................     1,400         44,702
  Mattel, Inc...........................     7,000        132,440
                                           SHARES       VALUE+
-----------------------------------------------------------------

  Newell Rubbermaid, Inc................     4,400   $    123,200
  Playtex Products, Inc.*...............     1,000          6,420
  Procter & Gamble Co...................    19,500      1,739,010
  The Dial Corp.........................     1,700         33,065
  The Scotts Co. Class A*...............       300         14,850
  The Yankee Candle Co., Inc.*..........     1,100         25,542
  Tupperware Corp.......................       600          8,616
                                                     ------------
                                                        3,765,052
                                                     ------------

CONTAINERS & GLASS -- 0.0%
  Crown Holdings, Inc.*.................     1,500         10,710
  Owens-Illinois, Inc.*.................     1,700         23,409
                                                     ------------
                                                           34,119
                                                     ------------

CONTAINERS-PAPER/PLASTIC -- 0.1%
  Bemis Co., Inc........................       600         28,080
  Longview Fibre Co.....................       900          7,380
  Sealed Air Corp.*.....................     1,500         71,490
  Sonoco Products Co....................     1,700         40,834
                                                     ------------
                                                          147,784
                                                     ------------

DISTRIBUTION/WHOLESALE -- 0.2%
  CDW Corp.*............................     1,100         50,380
  Fastenal Co...........................     1,400         47,516
  Genuine Parts Co......................     2,600         83,226
  Grainger, Inc.........................     1,600         74,816
  Hughes Supply, Inc....................       300         10,410
  International Multifoods Corp.*.......       900         20,619
  United Stationers, Inc.*..............       500         18,085
                                                     ------------
                                                          305,052
                                                     ------------

DIVERSIFIED OPERATIONS -- 1.7%
  3M Co.................................     5,500        709,390
  Carlisle Cos., Inc....................       600         25,296
  Cendant Corp.*........................    16,548        303,159
  Cooper Industries Ltd. Class A........     1,100         45,430
  Corning, Inc.*........................    17,200        127,108
  Crane Co..............................       500         11,315
  Danaher Corp..........................     2,100        142,905
  Federal Signal Corp...................       600         10,542
  Fidelity National Financial, Inc......     2,343         72,071
  Harsco Corp...........................       500         18,025
  Hawaiian Electric Industries, Inc.....       300         13,755
  Hillenbrand Industries, Inc...........     1,300         65,585
  Illinois Tool Works, Inc..............     4,900        322,665
  ITT Industries, Inc...................     1,500         98,190
  Kroll, Inc.*..........................       700         18,942
  Lancaster Colony Corp.................       500         19,330
  Lockheed Martin Corp..................     6,400        304,448
  Pentair, Inc..........................       500         19,530
  PerkinElmer, Inc......................     8,200        113,242
  PPG Industries, Inc...................     2,700        136,998
  Roper Industries, Inc.................       500         18,600
  Sensient Technologies Corp............       600         13,794
  SPS Technologies, Inc.*...............       300          8,112
  Teleflex, Inc.........................       500         21,275
  Textron, Inc..........................     2,400         93,648

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
DIVERSIFIED OPERATIONS  (CONTINUED)
  Trinity Industries, Inc...............       600   $     11,106
  Tyco International Ltd................       259          4,916
  Universal Corp........................       500         21,150
  Viad Corp.............................     1,100         24,629
                                                     ------------
                                                        2,795,156
                                                     ------------

EDUCATION -- 0.2%
  Apollo Group, Inc. Class A*...........     2,750        169,840
  Career Education Corp.*...............       700         47,894
  Corinthian Colleges, Inc.*............       700         33,999
  DeVry, Inc.*..........................       600         13,974
  Education Management Corp.*...........       500         26,590
  ITT Educational Services, Inc.*.......       600         17,550
  Renaissance Learning, Inc.*...........       500         10,950
                                                     ------------
                                                          320,797
                                                     ------------

ELECTRIC UTILITIES -- 0.1%
  DQE, Inc..............................     1,000         15,070
  Great Plains Energy, Inc..............     1,200         34,656
  Texas Genco Holdings, Inc.............       155          3,604
  Weststar Energy, Inc..................     1,100         17,853
                                                     ------------
                                                           71,183
                                                     ------------

ELECTRICAL EQUIPMENT -- 2.6%
  Belden, Inc...........................       500          7,945
  Fairchild Semiconductor Corp.
    Class A*............................     1,200         15,348
  General Electric Co...................   136,900      3,926,292
  Lincoln Electric Holdings, Inc........       900         18,369
  Microchip Technology, Inc.............     3,250         80,047
  Molex, Inc............................     1,400         37,786
  Xilinx, Inc.*.........................     4,700        118,957
                                                     ------------
                                                        4,204,744
                                                     ------------

ELECTRONICS -- 2.4%
  Advanced Micro Devices, Inc.*.........     5,700         36,537
  Agere Systems, Inc. Class A*..........       368            858
  Agere Systems, Inc. Class B*..........     9,048         20,810
  Agilent Technologies, Inc.*...........     7,500        146,625
  Altera Corp.*.........................     5,400         88,560
  AMETEK, Inc...........................       500         18,325
  Amkor Technology, Inc.*...............     2,000         26,280
  Amphenol Corp. Class A*...............       800         37,456
  Analog Devices, Inc.*.................     5,800        201,956
  Anixter International, Inc.*..........       600         14,058
  Applied Materials, Inc.*..............    24,700        391,742
  Applied Micro Circuits Corp.*.........     3,600         21,780
  Arrow Electronics, Inc.*..............     1,800         27,432
  Atmel Corp.*..........................     5,000         12,650
  Avnet, Inc.*..........................     1,422         18,031
  AVX Corp..............................     2,400         26,376
  Broadcom Corp. Class A*...............     3,600         89,676
  Cree, Inc.*...........................     1,300         21,164
  Curtiss-Wright Corp. Class B..........        19          1,184
  Cymer, Inc.*..........................       500         15,780
                                           SHARES       VALUE+
-----------------------------------------------------------------
  Cypress Semiconductor Corp.*..........     1,400   $     16,800
  Emerson Electric Co...................     6,700        342,370
  Entegris, Inc.*.......................     1,000         13,440
  Exar Corp.*...........................       600          9,498
  General Motors Corp. Class H*.........     1,700         21,777
  Gentex Corp.*.........................     1,200         36,732
  GlobespanVirata, Inc.*................     1,100          9,075
  Harman International Industries,
    Inc.................................       300         23,742
  Hubbell, Inc. Class B.................       500         16,550
  Integrated Circuit Systems, Inc.*.....       900         28,287
  Integrated Device Technology, Inc.*...     1,300         14,365
  International Rectifier Corp.*........       800         21,456
  Intersil Corp. Class A*...............     1,900         50,559
  Jabil Circuit, Inc.*..................     3,600         79,560
  KEMET Corp.*..........................     1,500         15,150
  KLA-Tencor Corp.*.....................     3,000        139,470
  Lam Research Corp.*...................     2,300         41,883
  Lattice Semiconductor Corp.*..........     1,600         13,168
  Linear Technology Corp................     5,000        161,050
  LSI Logic Corp.*......................     6,000         42,480
  Maxim Integrated Products, Inc........     5,136        175,600
  Micrel, Inc.*.........................     1,100         11,429
  Micron Technology, Inc.*..............     9,100        105,833
  MKS Instruments, Inc.*................       800         14,456
  National Semiconductor Corp.*.........     2,900         57,188
  Novellus Systems, Inc.*...............     2,656         97,265
  PMC-Sierra, Inc.*.....................     2,300         26,979
  QLogic Corp.*.........................     1,100         53,163
  Rambus, Inc.*.........................     4,400         72,908
  Rockwell International Corp...........     3,300         78,672
  Sanmina Corp.*........................     7,320         46,189
  Silicon Laboratories, Inc.*...........       500         13,320
  Skyworks Solutions, Inc.*.............     1,900         12,863
  Solectron Corp.*......................    11,500         43,010
  Synopsys, Inc.*.......................     1,000         61,850
  Tech Data Corp.*......................       800         21,368
  Technitrol, Inc.......................       500          7,525
  Tektronix, Inc.*......................     2,000         43,200
  Teradyne, Inc.*.......................     3,300         57,123
  Texas Instruments, Inc................    26,000        457,600
  Thermo Electron Corp.*................     2,695         56,649
  Thomas & Betts Corp.*.................       500          7,225
  Vishay Intertechnology, Inc.*.........     1,400         18,480
  Vitesse Semiconductor Corp.*..........     2,500         12,300
                                                     ------------
                                                        3,866,887
                                                     ------------

ENERGY -- 1.2%
  Centerpoint Energy, Inc...............     4,900         39,935
  ChevronTexaco Corp....................    14,956      1,079,823
  CONSOL Energy, Inc....................     1,300         29,562
  DTE Energy Co.........................     2,300         88,872
  Energy East Corp......................     2,000         41,520
  Entergy Corp..........................     3,600        190,008
  Kinder Morgan, Inc....................     2,300        125,695
  Peabody Energy Corp...................       600         20,154

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
ENERGY  (CONTINUED)
  Progress Energy, Inc..................     3,800   $    166,820
  Sempra Energy.........................     3,300         94,149
                                                     ------------
                                                        1,876,538
                                                     ------------

ENVIROMENTAL SERVICES -- 0.0%
  Rollins, Inc..........................       900         16,965
                                                     ------------

FACILITY SERVICES -- 0.0%
  ABM Industries, Inc...................       800         12,320
                                                     ------------

FINANCIAL SERVICES -- 8.4%
  A.G. Edwards, Inc.....................     1,700         58,140
  Affiliated Managers Group, Inc.*......       200         12,190
  Ambac Financial Group, Inc............     1,650        109,313
  American Capital Strategies Ltd.......       500         12,470
  American Express Co...................    21,000        878,010
  AmeriCredit Corp.*....................     1,600         13,680
  Ameritrade Holding Corp.*.............     5,000         37,050
  AmSouth Bancorporation................     5,700        124,488
  Bank of Hawaii Corp...................     2,500         82,875
  Capital One Financial Corp............     3,200        157,376
  Charles Schwab Corp...................    21,600        217,944
  Citigroup, Inc........................    74,465      3,187,102
  Citizens Banking Corp.................       500         13,385
  Commerce Bancorp, Inc.................     1,100         40,810
  Concord EFS, Inc.*....................     7,100        104,512
  Countrywide Credit Industries, Inc....     3,000        208,710
  Cullen/Frost Bankers, Inc.............       500         16,050
  Dun & Bradstreet Corp.*...............     1,000         41,100
  E*Trade Group, Inc.*..................     5,700         48,450
  Eaton Vance Corp......................     1,100         34,760
  Equifax, Inc..........................     2,000         52,000
  First Commonwealth Financial Corp.....     1,200         15,552
  First Midwest Bancorp, Inc............       500         14,405
  FirstMerit Corp.......................     1,000         22,860
  Franklin Resources, Inc...............     4,100        160,187
  Fremont General Corp..................       900         12,330
  Friedman, Billings, Ramsey Group, Inc.
    Class A.............................       900         12,060
  H&R Block, Inc........................     2,700        116,775
  IndyMac Bancorp, Inc..................       500         12,710
  Instinet Group, Inc...................     5,000         23,300
  Interactive Data Corp.*...............     1,400         23,660
  Investment Technology Group, Inc.*....       500          9,300
  Investors Financial Services Corp.....     1,000         29,010
  J.P. Morgan Chase & Co................    32,440      1,108,799
  Janus Capital Group, Inc..............     3,300         54,120
  Jefferies Group, Inc..................       500         24,895
  John Hancock Financial Services,
    Inc.................................     4,600        141,358
  KeyCorp...............................     6,800        171,836
  Knight Trading Group, Inc.*...........       600          3,732
  LaBranche & Co., Inc.*................       500         10,345
  Legg Mason, Inc.......................       800         51,960
  Lehman Brothers Holdings, Inc.........     4,400        292,512
  MBIA, Inc.............................     2,300        112,125
                                           SHARES       VALUE+
-----------------------------------------------------------------
  MBNA Corp.............................    20,450   $    426,178
  Mellon Financial Corp.................     6,900        191,475
  Merrill Lynch & Co., Inc..............    14,800        690,864
  Morgan Stanley Dean Witter & Co.......    17,400        743,850
  National City Corp....................     8,600        281,306
  National Processing, Inc.*............       600          9,648
  Neuberger Berman, Inc.................     1,300         51,883
  New Century Financial Corp............       300         13,095
  PRG-Schultz International, Inc.*......     1,000          5,900
  Protective Life Corp..................     1,000         26,750
  Providian Financial Corp.*............     4,600         42,596
  Raymond James Financial, Inc..........       600         19,830
  Regions Financial Corp................     4,400        148,632
  Sky Financial Group, Inc..............     1,400         30,408
  SLM Corp..............................     7,200        282,024
  South Financial Group, Inc............       600         13,998
  Southwest Bancorporation of Texas,
    Inc.*...............................       500         16,255
  State Street Corp.....................     4,900        193,060
  Susquehanna Bancshares, Inc...........       800         18,680
  Synovus Financial Corp................     4,800        103,200
  T. Rowe Price Group, Inc..............     1,800         67,950
  The Bear Stearns Cos., Inc............     1,500        108,630
  The Goldman Sachs Group, Inc..........     6,500        544,375
  The Student Loan Corp.................       200         25,200
  UICI*.................................       700         10,549
  Union Planters Corp...................     4,050        125,671
  Waddell & Reed Financial, Inc.
    Class A.............................     1,000         25,670
  Wells Fargo & Co......................    26,900      1,355,760
  WFS Financial, Inc.*..................       500         16,755
  Wilmington Trust Corp.................     1,100         32,285
                                                     ------------
                                                       13,496,723
                                                     ------------

FOOD & BEVERAGES -- 3.8%
  Adolph Coors Co. Class B..............       600         29,388
  Anheuser-Busch Cos., Inc..............    12,300        627,915
  Archer-Daniels-Midland Co.............    10,377        133,552
  Brown Forman Corp. Class B............       500         39,310
  Campbell Soup Co......................     6,600        161,700
  Coca-Cola Co..........................    34,700      1,610,427
  Coca-Cola Enterprises, Inc............     6,300        114,345
  ConAgra, Inc..........................     8,100        191,160
  Constellation Brands, Inc.
    Class A*............................     1,400         43,960
  Corn Products International, Inc......       400         12,012
  Dean Foods Co.*.......................     2,184         68,796
  Del Monte Foods Co.*..................     3,788         33,486
  Dreyer's Grand Ice Cream Holdings,
    Inc.*...............................       500         39,260
  Flowers Foods, Inc....................       750         14,820
  General Mills, Inc....................     5,900        279,719
  H.J. Heinz Co.........................     5,600        184,688
  Hershey Foods Corp....................     1,600        111,456
  Hormel Foods Corp.....................     2,100         49,770
  Interstate Bakeries Corp..............     1,300         16,510
  Kellogg Co............................     6,500        223,405
  Kraft Foods, Inc. Class A.............     7,800        253,890
  McCormick & Co., Inc..................     2,200         59,840

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
FOOD & BEVERAGES  (CONTINUED)
  PepsiAmericas, Inc....................     3,400   $     42,704
  PepsiCo, Inc..........................    27,590      1,227,755
  Performance Food Group Co.*...........       400         14,800
  Ralcorp Holdings, Inc.*...............       500         12,480
  Smithfield Foods, Inc.*...............     1,500         34,380
  SYSCO Corp............................    10,500        315,420
  Tootsie Roll Industries, Inc..........       515         15,702
  Tyson Foods, Inc. Class A.............     3,002         31,881
  Wm. Wrigley Jr. Co....................     2,600        146,198
                                                     ------------
                                                        6,140,729
                                                     ------------

FOREST & PAPER PRODUCTS -- 0.6%
  Georgia-Pacific Group.................     4,505         85,370
  International Paper Co................     6,724        240,248
  Kimberly-Clark Corp...................     8,200        427,548
  P.H. Glatfelter Co....................       700         10,325
  Smurfit-Stone Container Corp.*........     3,900         50,817
  Wausau-Mosinee Paper Corp.............       800          8,960
  Weyerhaeuser Co.......................     3,500        189,000
                                                     ------------
                                                        1,012,268
                                                     ------------

FUNERAL SERVICES -- 0.0%
  Service Corp. International*..........     3,000         11,610
                                                     ------------

HEALTH CARE -- BIOTECHNOLOGY -- 2.3%
  Affymetrix, Inc.*.....................     1,100         21,681
  Amgen, Inc.*..........................    20,852      1,385,407
  Biogen, Inc.*.........................     2,700        102,600
  Charles River Laboratories
    International, Inc.*................       500         16,090
  Chiron Corp.*.........................     2,600        113,672
  Enzon, Inc.*..........................       500          6,260
  Genentech, Inc.*......................     7,200        519,264
  Genta, Inc.*..........................       800         10,656
  Genzyme Corp.*........................     3,000        125,400
  Gilead Sciences, Inc.*................     3,100        172,298
  ICOS Corp.*...........................     1,000         36,750
  IDEC Pharmaceuticals Corp.*...........     2,100         71,400
  ImClone Systems, Inc.*................       900         28,458
  Martek Biosciences Corp.*.............       300         12,882
  Medtronic, Inc........................    19,500        935,415
  Pharmaceutical Product Development,
    Inc.*...............................     1,000         28,730
  Protein Design Labs, Inc.*............     1,200         16,776
  Techne Corp.*.........................       800         24,272
  The Medicines Co.*....................       200          3,938
  VISX, Inc.*...........................       700         12,145
                                                     ------------
                                                        3,644,094
                                                     ------------

HEALTH CARE -- DRUGS -- 5.4%
  Abbott Laboratories...................    25,000      1,094,000
  Accredo Health, Inc.*.................       700         15,260
  Alpharma, Inc. Class A................       700         15,120
  American Pharmaceutical Partners,
    Inc.*...............................       700         23,730
  AmerisourceBergen Corp................     1,559        108,117
                                           SHARES       VALUE+
-----------------------------------------------------------------
  Amylin Pharmaceuticals, Inc.*.........     1,700   $     37,213
  Andrx Group*..........................       800         15,920
  Barr Laboratories, Inc.*..............     2,350        153,925
  Bristol-Myers Squibb Co...............    27,100        735,765
  Celgene Corp.*........................     1,100         33,440
  Cephalon, Inc.*.......................       700         28,812
  Eli Lilly & Co........................    15,700      1,082,829
  Eon Labs, Inc.*.......................       400         14,060
  Forest Laboratories, Inc.*............     5,400        295,650
  ICN Pharmaceuticals, Inc..............     1,000         16,760
  IVAX Corp.*...........................     2,750         49,088
  King Pharmaceuticals, Inc.*...........     3,449         50,907
  Medicis Pharmaceutical Corp.
    Class A.............................       500         28,350
  MedImmune, Inc.*......................     3,530        128,386
  Millennium Pharmaceuticals, Inc.*.....     4,600         72,358
  Mylan Laboratories, Inc...............     3,750        130,387
  Neurocrine Biosciences, Inc.*.........       500         24,970
  NPS Pharmaceuticals, Inc.*............       500         12,170
  OSI Pharmaceuticals, Inc.*............       500         16,105
  Pfizer, Inc...........................   102,175      3,489,276
  Pharmaceutical Resources, Inc.*.......       500         24,330
  Priority Healthcare Corp. Class B*....       500          9,275
  Sepracor, Inc.*.......................     1,000         18,030
  SICOR, Inc.*..........................     1,900         38,646
  Vertex Pharmaceuticals, Inc.*.........     1,500         21,900
  Watson Pharmaceuticals, Inc.*.........     1,500         60,555
  Wyeth.................................    18,600        847,230
                                                     ------------
                                                        8,692,564
                                                     ------------

HEALTH CARE -- PRODUCTS -- 4.2%
  Abgenix, Inc.*........................     1,200         12,588
  Advanced Medical Optics, Inc.*........       288          4,910
  Allergan, Inc.........................     1,800        138,780
  Apogent Technologies, Inc.*...........     1,900         38,000
  Arrow International, Inc..............       400         17,660
  Bausch & Lomb, Inc....................       800         30,000
  Beckman Coulter, Inc..................     2,500        101,600
  Becton, Dickinson & Co................     4,100        159,285
  Biomet, Inc...........................     4,100        117,506
  Boston Scientific Corp.*..............     6,500        397,150
  C.R. Bard, Inc........................       800         57,048
  Cooper Cos., Inc......................       600         20,862
  Cytyc Corp.*..........................     1,200         12,624
  Datascope Corp........................       300          8,859
  DENTSPLY International, Inc...........     1,500         61,350
  Diagnostic Products Corp..............       500         20,525
  Guidant Corp..........................     4,900        217,511
  Henry Schein, Inc.*...................       800         41,872
  Human Genome Sciences, Inc.*..........     2,100         26,712
  Invacare Corp.........................       500         16,500
  Invitrogen Corp.*.....................       900         34,533
  Johnson & Johnson.....................    41,612      2,151,341
  Mentor Corp...........................       300          5,814
  Merck & Co., Inc......................    31,400      1,901,270
  Perrigo Co............................     1,100         17,204
  ResMed, Inc.*.........................       500         19,600

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- PRODUCTS (CONTINUED)
  Respironics, Inc.*....................       500   $     18,760
  Schering-Plough Corp..................    23,500        437,100
  St. Jude Medical, Inc.................     2,500        143,750
  Stryker Corp..........................     3,200        221,984
  Varian Medical Systems, Inc.*.........     1,100         63,327
  Zimmer Holdings, Inc.*................     3,080        138,754
                                                     ------------
                                                        6,654,779
                                                     ------------

HEALTH CARE -- SERVICES -- 2.1%
  AdvancePCS*...........................     1,400         53,522
  Anthem, Inc.*.........................     2,018        155,689
  Apria Healthcare Group, Inc.*.........       800         19,904
  Baxter International, Inc.............     9,600        249,600
  Cardinal Health, Inc..................     6,200        398,660
  Caremark Rx, Inc.*....................     4,100        105,288
  Cerner Corp.*.........................       400          9,180
  Community Health Care*................     1,600         30,864
  Covance, Inc.*........................     1,100         19,910
  Coventry Health Care, Inc.*...........     1,000         46,160
  DaVita, Inc.*.........................       700         18,746
  Express Scripts, Inc.*................     1,000         68,320
  First Health Group Corp.*.............     6,600        182,160
  HCA-The Healthcare Corp...............     7,200        230,688
  Health Management Associates, Inc.
    Class A.............................     4,000         73,800
  Health Net, Inc.*.....................     2,000         65,900
  Humana, Inc.*.........................     2,400         36,240
  IMS Health, Inc.......................     4,000         71,960
  Laboratory Corporation of America
    Holdings*...........................     2,400         72,360
  Lincare Holdings, Inc.*...............     1,700         53,567
  Manor Care, Inc.*.....................     1,200         30,012
  McKesson HBOC, Inc....................     4,700        167,978
  MedQuist, Inc.*.......................       500         10,120
  Mid Atlantic Medical Services,
    Inc.*...............................       500         26,150
  NDCHealth Corp........................       600         11,010
  Omnicare, Inc.........................     1,300         43,927
  Oxford Health Plans, Inc.*............     1,100         46,233
  PacifiCare Health Systems, Inc.*......       600         29,598
  Patterson Dental Co.*.................     1,000         45,380
  Pediatrix Medical Group, Inc.*........       600         21,390
  Quest Diagnostics, Inc.*..............     1,500         95,700
  Renal Care Group, Inc.*...............       500         17,605
  Select Medical Corp.*.................       100          2,483
  STERIS Corp.*.........................     1,100         25,399
  Tenet Healthcare Corp.................     6,150         71,648
  Triad Hospitals, Inc.*................       887         22,015
  UnitedHealth Group, Inc...............    11,200        562,800
  Universal Health Services, Inc.
    Class B*............................       600         23,772
  US Oncology, Inc.*....................     1,500         11,085
  Wellpoint Health Networks, Inc.*......     2,300        193,890
                                                     ------------
                                                        3,420,713
                                                     ------------
                                           SHARES       VALUE+
-----------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.1%
  Alberto-Culver Co. Class A............       400   $     19,912
  Alberto-Culver Co. Class B............       400         20,440
  Black & Decker Corp...................     1,300         56,485
  Church & Dwight Co., Inc..............       500         16,365
  Ethan Allen Interiors, Inc............       500         17,580
  Furniture Brands International,
    Inc.*...............................       500         13,050
                                                     ------------
                                                          143,832
                                                     ------------

INSTRUMENTS -- SCIENTIFIC -- 0.1%
  Applera Corp. -- Applied Biosystems
    Group...............................     2,600         49,478
  FEI Co.*..............................     1,400         26,264
  Fisher Scientific International,
    Inc.*...............................     1,000         34,900
  Millipore Corp........................       700         31,059
  Waters Corp.*.........................     1,800         52,434
                                                     ------------
                                                          194,135
                                                     ------------

INSURANCE -- 3.9%
  21st Century Insurance Group..........       700         10,010
  Aetna, Inc............................     1,400         84,280
  AFLAC, Inc............................     7,200        221,400
  Alfa Corp.............................     1,200         15,252
  Allmerica Financial Corp..............       700         12,593
  Allstate Corp.........................     9,800        349,370
  American Financial Group, Inc.........     1,000         22,800
  American International Group, Inc.....    36,545      2,016,553
  American National Insurance Co........       200         17,279
  AmerUs Group Co.......................       400         11,276
  Aon Corp..............................     5,000        120,400
  Arthur J. Gallagher & Co..............     1,000         27,200
  Brown & Brown, Inc....................     1,000         32,500
  Chubb Corp............................     2,600        156,000
  CIGNA Corp............................     2,300        107,962
  Cincinnati Financial Corp.............     2,300         85,307
  CNA Financial Corp.*..................     4,000         98,400
  CNA Surety Corp.......................       900          8,865
  Erie Indemnity Co. Class A............       800         33,000
  Harleysville Group, Inc...............     2,900         66,758
  Hartford Financial Services Group,
    Inc.................................     3,600        181,296
  HCC Insurance Holdings, Inc...........     1,000         29,570
  Hilb, Rogal & Hamilton Co.............       300         10,212
  Horace Mann Educators Corp............       700         11,291
  Lincoln National Corp.................     3,200        114,016
  Loews Corp............................     2,600        122,954
  Markel Corp.*.........................       100         25,600
  Marsh & McLennan Cos., Inc............     7,500        383,025
  Mercury General Corp..................     1,000         45,650
  MetLife, Inc..........................    11,200        317,184
  MGIC Investment Corp..................     1,600         74,624
  MONY Group, Inc.......................       400         10,780
  Nationwide Financial Services, Inc.
    Class A.............................       700         22,750
  Odyssey Re Holdings Corp..............     1,000         21,100
  Ohio Casualty Corp.*..................       700          9,226
  Old Republic International Corp.......     2,200         75,394

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
INSURANCE  (CONTINUED)
  Principal Financial Group, Inc........     4,600   $    148,350
  ProAssurance Corp.*...................       500         13,495
  Prudential Financial, Inc.............     6,700        225,455
  Radian Group, Inc.....................     1,400         51,310
  Reinsurance Group of America, Inc.....       400         12,840
  RLI Corp..............................       500         16,450
  Safeco Corp...........................     2,200         77,616
  Selective Insurance Group, Inc........       500         12,525
  St. Paul Cos., Inc....................     3,200        116,832
  StanCorp Financial Group, Inc.........       300         15,666
  The Commerce Group, Inc...............       500         18,100
  The First American Corp...............     1,300         34,255
  The PMI Group, Inc....................     1,600         42,944
  The Progressive Corp..................     3,500        255,850
  Torchmark, Inc........................     1,700         63,325
  Transatlantic Holdings, Inc...........       800         55,320
  Travelers Property Casualty Corp.
    Class A.............................     2,222         35,330
  Travelers Property Casualty Corp.
    Class B.............................     4,565         71,990
  Unitrin, Inc..........................       800         21,696
  UnumProvident Corp....................     3,400         45,594
  W.R. Berkley Corp.....................       750         39,525
                                                     ------------
                                                        6,326,345
                                                     ------------
INSURANCE CONTRACTS -- 0.1%
  Jefferson-Pilot Corp..................     2,300         95,358
                                                     ------------

INTERNET SERVICES -- 0.6%
  CACI International, Inc. Class A*.....       300         10,290
  DoubleClick, Inc.*....................     2,000         18,500
  EarthLink, Inc.*......................     2,300         18,147
  InterActiveCorp*......................     6,896        272,875
  Juniper Networks, Inc.*...............     6,000         74,220
  Monster Worldwide, Inc.*..............     1,800         35,514
  Overture Services, Inc.*..............       500          9,065
  Qwest Communications International,
    Inc.*...............................    30,129        144,017
  Total System Services, Inc............     2,800         62,440
  United Online, Inc.*..................       700         17,738
  VeriSign, Inc.*.......................     3,815         52,761
  Yahoo!, Inc.*.........................     9,600        314,496
                                                     ------------
                                                        1,030,063
                                                     ------------

LEISURE -- 0.6%
  Argosy Gaming Co.*....................       500         10,455
  Boyd Gaming Corp.*....................     1,000         17,260
  Brunswick Corp........................     1,100         27,522
  Choice Hotels International, Inc.*....       800         21,848
  Extended Stay America, Inc.*..........     1,000         13,490
  Gaylord Entertainment Co.*............       700         13,699
  Harrah's Entertainment, Inc.*.........     1,800         72,432
  Hilton Hotels Corp....................     6,000         76,740
  International Game Technology*........     1,200        122,796
  International Speedway Corp.
    Class A.............................       500         19,755
                                           SHARES       VALUE+
-----------------------------------------------------------------
  Mandalay Resort Group.................       500   $     15,925
  Marriott International, Inc.
    Class A.............................     3,700        142,154
  MGM Mirage, Inc.*.....................     2,400         82,032
  Park Place Entertainment Corp.*.......     4,200         38,178
  Sabre Holdings Corp. Class A..........     2,016         49,694
  Six Flags, Inc.*......................     1,800         12,204
  Speedway Motorsports, Inc.............       500         13,400
  Starwood Hotels & Resorts Worldwide,
    Inc. Class B........................     3,700        105,783
  Station Casinos, Inc.*................     1,850         46,713
  Topps Co., Inc.*......................       900          7,731
                                                     ------------
                                                          909,811
                                                     ------------

MACHINERY -- 0.5%
  Baldor Electric Co....................       400          8,240
  Caterpillar, Inc......................     5,500        306,130
  Deere & Co............................     3,800        173,660
  Dover Corp............................     2,800         83,888
  Flowserve Corp.*......................       800         15,736
  Graco, Inc............................       500         16,000
  IDEX Corp.............................       400         14,496
  Ingersoll-Rand Co. Class A............       800         37,856
  Kennametal, Inc.......................       400         13,536
  National-Oilwell, Inc.*...............     1,100         24,200
  SPX Corp.*............................     1,300         57,278
  Tecumseh Products Co. Class A.........       700         26,817
  Terex Corp.*..........................       600         11,712
                                                     ------------
                                                          789,549
                                                     ------------

MANUFACTURING -- 0.3%
  American Standard Cos., Inc.*.........       900         66,537
  AptarGroup, Inc.......................       500         18,000
  Ball Corp.............................       900         40,959
  Briggs & Stratton Corp................       300         15,150
  Cognex Corp.*.........................       500         11,175
  Donaldson Co., Inc....................       500         22,225
  Eaton Corp............................     1,200         94,332
  Leggett & Platt, Inc..................     3,100         63,550
  Lennox International, Inc.............     1,100         14,157
  Nordson Corp..........................       400          9,540
  Packaging Corp. of America*...........     1,300         23,959
  Pall Corp.............................     2,000         45,000
  Polaris Industries, Inc...............       200         12,280
  The Brink's Co........................       500          7,285
  Varco International, Inc.*............     1,200         23,520
  Varian, Inc.*.........................       500         17,335
  Zebra Technologies Corp. Class A......       300         22,557
                                                     ------------
                                                          507,561
                                                     ------------

METALS & MINING -- 0.4%
  Alcoa, Inc............................    11,800        300,900
  Arch Coal, Inc........................       800         18,384
  Barrick Gold Corp.....................     1,113         19,923
  Freeport-McMoran Copper & Gold, Inc.
    Class B.............................     2,000         49,000
  Kaiser Aluminum Corp.*................     2,200             88
  Kaydon Corp...........................       500         10,400

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
METALS & MINING  (CONTINUED)
  Massey Energy Co......................     1,400   $     18,410
  Mueller Industries, Inc.*.............       300          8,133
  Newmont Mining Corp...................     5,600        181,776
  Phelps Dodge Corp.*...................     1,300         49,842
  Precision Castparts Corp..............       600         18,660
                                                     ------------
                                                          675,516
                                                     ------------

MULTIMEDIA -- 2.7%
  A.H. Belo Corp. Series A..............     1,300         29,068
  AOL Time Warner, Inc..................    60,600        975,054
  Cox Radio, Inc. Class A*..............       500         11,555
  Emmis Communications Corp. Class A*..        500         11,475
  Entercom Communications Corp.*........       400         19,604
  Gannett Co., Inc......................     4,900        376,369
  Liberty Media Corp. Class A*..........    36,900        426,564
  Macrovision Corp.*....................       600         11,952
  McGraw-Hill Cos, Inc..................     3,100        192,200
  Media General, Inc. Class A...........       200         11,440
  Meredith Corp.........................       500         22,000
  Metro-Goldwyn-Mayer, Inc. *...........     4,500         55,890
  Pixar, Inc.*..........................     1,000         60,840
  The E.W. Scripps Co. Class A..........       900         79,848
  Tribune Co............................     4,900        236,670
  Viacom, Inc. Class A*.................     1,400         61,180
  Viacom, Inc. Class B*.................    25,715      1,122,717
  Walt Disney Co........................    28,600        564,850
  XM Satellite Radio Holdings, Inc.
    Class A*............................     1,700         18,785
                                                     ------------
                                                        4,288,061
                                                     ------------

OFFICE EQUIPMENT -- 0.3%
  IKON Office Solutions, Inc............     1,400         12,460
  Lexmark International Group, Inc.
    Class A*............................     1,800        127,386
  Pitney Bowes, Inc.....................     3,700        142,117
  Xerox Corp.*..........................    11,800        124,962
                                                     ------------
                                                          406,925
                                                     ------------

OFFICE FURNISHINGS & SUPPLIES -- 0.1%
  Avery Dennison Corp...................     1,600         80,320
  Herman Miller, Inc....................       500         10,105
  Hon Industries, Inc...................       500         15,250
                                                     ------------
                                                          105,675
                                                     ------------

OIL & GAS -- 4.6%
  AGL Resources, Inc....................     4,300        109,392
  Amerada Hess Corp.....................     1,400         68,852
  Anadarko Petroleum Corp...............     3,500        155,645
  Apache Corp...........................     2,242        145,864
  Atmos Energy Corp.....................       500         12,400
  Baker Hughes, Inc.....................     4,700        157,779
  BJ Services Co.*......................     2,200         82,192
  Burlington Resources, Inc.............     2,800        151,396
  Cabot Oil & Gas Corp. Class A.........       500         13,805
  Cal Dive International, Inc.*.........       400          8,720
                                           SHARES       VALUE+
-----------------------------------------------------------------
  Chesapeake Energy Corp................     3,400   $     34,340
  Cimarex Energy Co.*...................       212          5,035
  ConocoPhillips........................     8,800        482,240
  Cooper Cameron Corp.*.................     1,000         50,380
  Devon Energy Corp.....................     2,870        153,258
  Diamond Offshore Drilling, Inc........     2,100         44,079
  El Paso Corp..........................    10,753         86,884
  Energen Corp..........................       500         16,650
  ENSCO International, Inc..............     2,700         72,630
  EOG Resources, Inc....................     1,800         75,312
  Equitable Resources, Inc..............     1,000         40,740
  Evergreen Resources, Inc.*............       300         16,293
  Exxon Mobil Corp......................    93,264      3,349,110
  FMC Technologies, Inc.*...............       800         16,840
  Forest Oil Corp.*.....................       500         12,560
  GlobalSantaFe Corp....................       731         17,062
  Halliburton Co........................     7,000        161,000
  Hanover Compressor Co.*...............     1,200         13,560
  Helmerich & Payne, Inc................       900         26,280
  Houston Exploration Co.*..............       500         17,350
  Kerr-McGee Corp.......................     1,900         85,120
  Key Energy Services, Inc.*............     1,300         13,936
  Marathon Oil Corp.....................     5,000        131,750
  Murphy Oil Corp.......................     1,300         68,380
  Nabors Industries Ltd.*...............     1,400         55,370
  National Fuel Gas Co..................     1,200         31,260
  New Jersey Resources Corp.............       500         17,750
  Newfield Exploration Co.*.............       500         18,775
  Nicor, Inc............................       500         18,555
  Noble Corp.*..........................     1,300         44,590
  Noble Energy, Inc.*...................       500         18,900
  Occidental Petroleum Corp.............     6,000        201,300
  ONEOK, Inc............................       800         15,704
  Patina Oil & Gas Corp.................       625         20,094
  Patterson-UTI Energy, Inc.*...........     1,200         38,880
  Piedmont Natural Gas Co., Inc.........     1,600         62,096
  Pioneer Natural Resources Co.*........     1,900         49,590
  Pogo Producing Co.....................     1,100         47,025
  Premcor, Inc.*........................     1,000         21,550
  Pride International, Inc.*............     1,600         30,112
  Rowan Cos., Inc.......................     1,100         24,640
  Smith International, Inc.*............     1,600         58,784
  Southern Union Co.....................       551          9,334
  Spinnaker Exploration Co.*............       300          7,860
  St. Mary Land & Exploration Co........     3,400         92,820
  Stone Energy Corp.*...................     1,400         58,688
  Sunoco, Inc...........................     1,100         41,514
  Tidewater, Inc........................       600         17,622
  Tom Brown, Inc.*......................       500         13,895
  Transocean Sedco Forex, Inc...........     1,300         28,561
  UGI Corp..............................       750         23,775
  Unit Corp.*...........................       700         14,637
  Unocal Corp...........................     4,100        117,629
  Valero Energy Corp....................     1,700         61,761
  Vintage Petroleum, Inc................       600          6,768
  Weatherford International Ltd.*.......     1,200         50,280

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
OIL & GAS  (CONTINUED)
  Western Gas Resources, Inc............       500   $     19,800
  Westport Resources Corp.*.............       700         15,925
  Williams Cos., Inc....................     9,300         73,470
  XTO Energy, Inc.......................     3,566         71,712
                                                     ------------
                                                        7,397,860
                                                     ------------

PAPER & RELATED PRODUCTS -- 0.1%
  American Greetings Corp. Class A......       700         13,748
  Boise Cascade Corp....................       800         19,120
  Bowater, Inc..........................     1,000         37,450
  Louisiana-Pacific Corp.*..............     1,300         14,092
  MeadWestvaco Corp.....................     2,940         72,618
  Rayonier, Inc.........................       450         14,850
  Temple-Inland, Inc....................       800         34,328
                                                     ------------
                                                          206,206
                                                     ------------
PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Eastman Kodak Co......................     4,400        120,340
                                                     ------------

PRINTING -- 0.0%
  R. R. Donnelley & Sons Co.............     1,400         36,596
  Valassis Communications, Inc.*........       800         20,576
                                                     ------------
                                                           57,172
                                                     ------------

PUBLISHING -- 0.2%
  Dow Jones & Co., Inc..................     1,000         43,030
  Hollinger International, Inc.
    Class A.............................       900          9,693
  John Wiley & Sons, Inc. Class A.......       600         15,720
  Journal Register Co.*.................       600         10,854
  Knight-Ridder, Inc....................     1,200         82,716
  Lee Enterprises, Inc..................       500         18,765
  Scholastic Corp.*.....................       300          8,934
  The McClatchy Co. Class A.............       200         11,524
  The New York Times Co. Class A........     2,400        109,200
  The Reader's Digest Association,
    Inc.................................     1,000         13,480
                                                     ------------
                                                          323,916
                                                     ------------

REAL ESTATE -- 0.0%
  Catellus Development Corp.*...........     1,600         35,200
  The St. Joe Co........................     1,000         31,200
                                                     ------------
                                                           66,400
                                                     ------------

RESTAURANTS -- 0.8%
  Applebee's International, Inc.........     2,925         91,933
  Bob Evans Farms, Inc..................       700         19,341
  Brinker International, Inc.*..........     1,600         57,632
  CBRL Group, Inc.......................       500         19,430
  CEC Entertainment, Inc.*..............       400         14,772
  Darden Restaurants, Inc...............     3,100         58,838
  Jack in the Box, Inc.*................       500         11,150
  Krispy Kreme Doughnuts, Inc.*.........     1,000         41,180
  McDonald's Corp.......................    20,400        450,024
  Outback Steakhouse, Inc.*.............     1,400         54,600
  P.F. Chang's China Bistro, Inc.*......       300         14,763
  Ruby Tuesday, Inc.....................       600         14,838
                                           SHARES       VALUE+
-----------------------------------------------------------------

  Sonic Corp.*..........................       900   $     22,887
  Starbucks Corp.*......................     6,200        152,024
  The Cheesecake Factory*...............       500         17,945
  Wendy's International, Inc............     2,100         60,837
  Yum! Brands, Inc.*....................     4,100        121,196
                                                     ------------
                                                        1,223,390
                                                     ------------

RETAIL -- FOOD -- 0.5%
  Albertson's, Inc......................     6,600        126,720
  Kroger Co.*...........................    12,100        201,828
  Ruddick Corp..........................       900         14,148
  Safeway, Inc.*........................     7,100        145,266
  Sara Lee Corp.........................    12,500        235,125
  SUPERVALU, Inc........................     2,100         44,772
  The J.M. Smucker Co...................       760         30,316
  Whole Foods Market, Inc.*.............       800         38,024
  Winn-Dixie Stores, Inc................     2,500         30,775
                                                     ------------
                                                          866,974
                                                     ------------

RETAIL -- GENERAL -- 3.2%
  7-Eleven, Inc.*.......................     1,600         16,880
  99 Cents Only Stores*.................     1,166         40,017
  Big Lots, Inc.*.......................     2,200         33,088
  BJ's Wholesale Club, Inc.*............     1,300         19,578
  CVS Corp..............................     5,500        154,165
  Dillards, Inc. Class A................       900         12,123
  Dollar General Corp...................     4,625         84,453
  Family Dollar Stores, Inc.............     2,400         91,560
  Federated Department Stores, Inc......     3,400        125,290
  J.C. Penney Co., Inc..................     4,300         72,455
  May Department Stores Co..............     4,100         91,266
  Sears, Roebuck & Co...................     4,400        148,016
  Target Corp...........................    14,600        552,464
  TJX Cos., Inc.........................     8,400        158,256
  Wal-Mart Stores, Inc..................    66,800      3,585,156
                                                     ------------
                                                        5,184,767
                                                     ------------

RETAIL -- SPECIALTY -- 3.6%
  Abercrombie & Fitch Co. Class A*......     1,700         48,297
  Amazon.com, Inc.*.....................     6,200        226,238
  American Eagle Outfitters, Inc.*......       600         11,004
  AnnTaylor Stores Corp.*...............       500         14,475
  AutoNation, Inc.*.....................     4,500         70,740
  Barnes & Noble, Inc.*.................       600         13,830
  Bed Bath & Beyond, Inc.*..............     5,300        205,693
  Best Buy Co., Inc.*...................     6,450        283,284
  Borders Group, Inc.*..................     1,200         21,132
  Burlington Coat Factory Warehouse
    Corp................................       600         10,740
  Callaway Golf Co......................       800         10,576
  Chico's FAS, Inc.*....................     1,000         21,050
  Children's Place Retail Stores,
    Inc.*...............................     2,200         43,692
  Circuit City Stores-Circuit City
    Group...............................     3,100         27,280
  Claire's Stores, Inc..................     1,000         25,360
  Copart, Inc.*.........................     1,850         17,482
  Costco Wholesale Corp.*...............     6,800        248,880
  Dollar Tree Stores, Inc.*.............     1,600         50,768

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
RETAIL -- SPECIALTY (CONTINUED)
  eBay, Inc.*...........................     4,900   $    510,482
  Foot Locker, Inc......................     1,400         18,550
  Hollywood Entertainment Corp.*........       700         12,040
  Home Depot, Inc.......................    34,650      1,147,608
  Kohl's Corp.*.........................     5,400        277,452
  La-Z-Boy, Inc.........................       600         13,428
  Linens 'n Things, Inc.*...............       500         11,805
  Liz Claiborne, Inc....................     1,700         59,925
  Lowe's Cos., Inc......................    10,900        468,155
  Michaels Stores, Inc.*................     1,100         41,866
  NBTY, Inc.*...........................       800         16,848
  Nordstrom, Inc........................     2,200         42,944
  Office Depot, Inc.*...................     4,900         71,099
  OfficeMax, Inc.*......................     2,300         15,065
  Pacific Sunwear of California,
    Inc.*...............................       900         21,681
  Payless ShoeSource, Inc.*.............     1,100         13,750
  PETCO Animal Supplies, Inc.*..........       600         13,044
  PETsMART, Inc.*.......................     2,200         36,674
  Pier 1 Imports, Inc...................     1,700         34,680
  RadioShack Corp.......................     2,700         71,037
  Regis Corp............................       500         14,525
  Rite Aid Corp.*.......................     7,200         32,040
  Ross Stores, Inc......................     1,000         42,740
  Saks, Inc.*...........................     5,000         48,500
  Staples, Inc.*........................     7,500        137,625
  Talbots, Inc..........................       900         26,505
  The Gap, Inc..........................    14,100        264,516
  The Limited, Inc......................     8,380        129,890
  The Men's Wearhouse, Inc.*............       500         10,925
  The Nautilus Group, Inc...............       500          6,200
  The Neiman Marcus Group, Inc.
    Class A*............................       500         18,300
  The Sherwin Williams Co...............     2,400         64,512
  Tiffany & Co..........................     2,300         75,164
  Too, Inc.*............................       500         10,125
  Toys 'R' Us, Inc.*....................     4,300         52,116
  Tuesday Morning Corp.*................       600         15,780
  V.F. Corp.............................     1,700         57,749
  Walgreen Co...........................    16,400        493,640
  Williams-Sonoma, Inc.*................     1,900         55,480
  Zale Corp.*...........................       500         20,000
                                                     ------------
                                                        5,824,986
                                                     ------------

STEEL -- 0.1%
  Nucor Corp............................     1,100         53,735
  Reliance Steel & Aluminum Co..........     2,500         51,750
  Steel Dynamics, Inc.*.................       800         10,960
  The Timken Co.........................     1,500         26,265
  United States Steel Corp..............     1,400         22,918
  Worthington Industries, Inc...........       900         12,060
                                                     ------------
                                                          177,688
                                                     ------------

TELECOMMUNICATIONS -- 4.3%
  ADC Telecommunications, Inc.*.........    10,000         23,280
                                           SHARES       VALUE+
-----------------------------------------------------------------

  Adtran, Inc.*.........................       600   $     30,774
  Advanced Fibre Communications,
    Inc.*...............................     1,500         24,405
  ALLTEL Corp...........................     4,400        212,168
  American Tower Corp. Class A*.........     2,600         23,010
  AT&T Corp.............................     9,420        181,335
  AT&T Wireless Services, Inc.*.........    42,013        344,927
  BellSouth Corp........................    29,700        790,911
  Cablevision Systems Corp. Class A*....     3,700         76,812
  CenturyTel, Inc.......................       700         24,395
  CIENA Corp.*..........................     5,600         29,064
  Cincinnati Bell, Inc.*................     3,000         20,100
  Citizens Communications Co.*..........     4,500         58,005
  Comverse Technology, Inc.*............     3,400         51,102
  Cox Communications, Inc. Class A*.....     9,500        303,050
  Crown Castle International Corp.*.....     2,917         22,665
  EchoStar Communications Corp.
    Class A*............................     3,700        128,094
  Harris Corp...........................     1,100         33,055
  InterDigital Communications Corp.*....       900         21,033
  JDS Uniphase Corp.*...................    16,990         59,635
  Level 3 Communications, Inc.*.........     6,300         41,832
  Motorola, Inc.........................    37,100        349,853
  Nextel Communications, Inc.
    Class A*............................    15,900        287,472
  Nextel Partners, Inc. Class A*........     2,500         18,250
  PanAmSat Corp.*.......................     2,400         44,232
  Price Communications Corp.*...........       500          6,455
  QUALCOMM, Inc.........................    12,600        450,450
  RF Micro Devices, Inc.*...............     2,000         12,040
  SBC Communications, Inc...............    46,500      1,188,075
  Scientific-Atlanta, Inc...............     2,800         66,752
  Sprint Corp...........................    14,300        205,920
  Sprint Corp. (PCS Group)*.............    13,900         79,925
  Sycamore Networks, Inc.*..............     3,300         12,639
  Symbol Technologies, Inc..............     3,650         47,486
  Telephone & Data Systems, Inc.........       800         39,760
  Tellabs, Inc.*........................     6,600         43,362
  United States Cellular Corp.*.........       800         20,360
  Verizon Communications................    40,500      1,597,725
                                                     ------------
                                                        6,970,408
                                                     ------------

TEXTILE & APPAREL -- 0.3%
  Coach, Inc.*..........................     1,600         79,584
  Columbia Sportswear Co.*..............       500         25,705
  Jones Apparel Group, Inc.*............     2,100         61,446
  Mohawk Industries, Inc.*..............     1,343         74,577
  NIKE, Inc. Class B....................     2,700        144,423
  Polo Ralph Lauren Corp................       700         18,053
  Reebok International Ltd.*............       600         20,178
  Timberland Co. Class A*...............       500         26,430
  Wolverine World Wide, Inc.............       800         15,408
                                                     ------------
                                                          465,804
                                                     ------------

TIRES & RUBBER -- 0.0%
  Cooper Tire & Rubber Co...............       900         15,831
  Goodyear Tire & Rubber Co.............     2,300         12,075
                                                     ------------
                                                           27,906
                                                     ------------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
TIRES & RUBBER  (CONTINUED)

TOBACCO -- 0.9%
  Altria Group, Inc.....................    28,500   $  1,295,040
  R.J. Reynolds Tobacco Holdings,
    Inc.................................     1,600         59,536
  UST, Inc..............................     2,400         84,072
                                                     ------------
                                                        1,438,648
                                                     ------------

TOOLS-HAND HELD -- 0.0%
  Snap-on, Inc..........................       800         23,224
  Stanley Works.........................     1,400         38,640
                                                     ------------
                                                           61,864
                                                     ------------

TRANSPORTATION -- 1.1%
  Airborne, Inc.........................       600         12,540
  Alexander & Baldwin, Inc..............       500         13,265
  Burlington Northern Santa Fe Corp.....     4,600        130,824
  C.H. Robinson Worldwide, Inc..........     1,100         39,116
  CNF Transportation, Inc...............     1,000         25,380
  CSX Corp..............................     3,200         96,288
  EGL, Inc.*............................       800         12,160
  FedEx Corp............................     5,600        347,368
  Forward Air Corp.*....................       300          7,611
  GATX Corp.............................       500          8,175
  Heartland Express, Inc................       600         13,350
  J.B. Hunt Transport Services, Inc.*...       600         22,650
  Kansas City Southern Industries,
    Inc.*...............................     1,000         12,030
  Kirby Corp.*..........................       500         14,100
  Landstar Systems, Inc.*...............       400         25,140
  Norfolk Southern Corp.................     6,200        119,040
  Overseas Shipholding Group, Inc.......       500         11,005
  Roadway Express, Inc..................     1,000         28,530
  Ryder System, Inc.....................       600         15,372
  Swift Transportation Co., Inc.*.......     1,500         27,930
  Union Pacific Corp....................     4,300        249,486
  United Parcel Service, Inc.
    Class B.............................     7,000        445,900
  USF Corp..............................     2,400         64,728
  Werner Enterprises, Inc...............       800         16,960
  Yellow Corp...........................       500         11,575
                                                     ------------
                                                        1,770,523
                                                     ------------

UTILITIES -- 2.7%
  AES Corp.*............................     8,700         55,245
  Allegheny Energy, Inc.................     1,500         12,675
  ALLETE................................     5,400        143,370
  Alliant Energy Corp...................     1,000         19,030
  Ameren Corp...........................     2,200         97,020
  American Electric Power Co., Inc......     5,400        161,082
  American Power Conversion Corp.*......     3,100         48,329
  Black Hills Corp......................       500         15,350
  Calpine Corp.*........................     4,500         29,700
  Cinergy Corp..........................     3,000        110,370
  Cleco Corp............................       600         10,392
  CMS Energy Corp.......................     1,900         15,390
  Consolidated Edison, Inc..............     3,100        134,168
  Constellation Energy Group............     3,000        102,900
  Documentum, Inc.*.....................       700         13,769
                                           SHARES       VALUE+
-----------------------------------------------------------------

  Dominion Resources, Inc...............     4,500   $    289,215
  DPL, Inc..............................     1,300         20,722
  Duke Energy Corp......................    12,600        251,370
  Dynegy, Inc. Class A..................     3,200         13,440
  Edison International..................     4,700         77,221
  El Paso Electric Co.*.................     1,200         14,796
  Exelon Corp...........................     5,150        308,021
  FirstEnergy Corp......................     4,200        161,490
  FPL Group, Inc........................     2,600        173,810
  IDACORP, Inc..........................       600         15,750
  KeySpan Corp..........................     3,100        109,895
  MDU Resources Group, Inc..............     5,500        184,195
  Mirant Corp.*.........................     5,672         16,449
  NiSource, Inc.........................     3,937         74,803
  Northeast Utilities...................     1,600         26,784
  Northwest Natural Gas Co..............       500         13,625
  OGE Energy Corp.......................     1,100         23,507
  Parker-Hannifin Corp..................     1,700         71,383
  Peoples Energy Corp...................     1,800         77,202
  Pepco Holdings, Inc...................     2,900         55,564
  PG&E Corp.............................     6,500        137,475
  Philadelphia Suburban Corp............       781         19,041
  Pinnacle West Capital Corp............     1,300         48,685
  PNM Resources, Inc....................       500         13,375
  PPL Corp..............................     3,000        129,000
  Public Service Enterprise Group,
    Inc.................................     3,200        135,200
  Puget Energy, Inc.....................     1,200         28,644
  Questar Corp..........................     1,300         43,511
  Reliant Resources, Inc.*..............     5,944         36,437
  SCANA Corp............................     1,500         51,420
  Southern Co...........................    11,300        352,108
  Southwest Gas Corp....................       500         10,590
  TECO Energy, Inc......................     2,500         29,975
  TXU Corp..............................     5,200        116,740
  UIL Holdings Corp.....................       200          8,110
  Unisource Energy Corp.................       600         11,280
  Vectren Corp..........................     1,100         27,555
  WGL Holdings, Inc.....................       400         10,680
  Wisconsin Energy Corp.................     1,900         55,100
  WPS Resources Corp....................       500         20,100
  Xcel Energy, Inc......................     6,400         96,256
                                                     ------------
                                                        4,329,314
                                                     ------------

WASTE MANAGEMENT -- 0.2%
  Allied Waste Industries, Inc.*........     2,000         20,100
  Republic Services, Inc. Class A*......     2,500         56,675
  Stericycle, Inc.*.....................       600         23,088
  Waste Connections, Inc.*..............       500         17,525
  Waste Management, Inc.................     9,500        228,855
                                                     ------------
                                                          346,243
                                                     ------------

OTHER -- 4.1%
  DFA U.S. MicroCap Portfolio*..........   633,921      6,611,800
                                                     ------------
  TOTAL COMMON STOCKS
    (Identified Cost $163,444,084)......              156,655,320
                                                     ------------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

-----------------------------------------------------------------
                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
OTHER  (CONTINUED)

SHORT-TERM INVESTMENTS -- 1.9%
OTHER -- 1.9%
  SSgA Government Money Market Fund.....   287,229   $    287,229
  SSgA Money Market Fund................  2,711,669     2,711,669
                                                     ------------
  TOTAL SHORT TERM INVESTMENTS
    (Identified Cost $2,998,898)........                2,998,898
                                                     ------------


---------------------------------------------------------------
TOTAL INVESTMENTS -- 99.4%
  (IDENTIFIED COST $166,442,982)#.................  159,654,218
  Cash and Other Assets, Less Liabilities --
    0.6%..........................................      915,095
                                                    -----------
NET ASSETS -- 100%................................  $160,569,313
                                                    ===========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2003, the aggregate cost of investment securities for income tax purposes was $166,442,996. Net unrealized depreciation aggregated $6,788,778, of which $11,148,369 related to appreciated investment securities and $17,937,147 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003

                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS -- 97.9%
AEROSPACE/DEFENSE -- 1.7%
  Goodrich Corp.........................     1,300   $    27,300
  Northrop Grumman Corp.................     5,500       474,595
  Raytheon Co...........................    30,500     1,001,620
                                                     -----------
                                                       1,503,515
                                                     -----------

AGRICULTURAL OPERATIONS -- 0.5%
  Monsanto Co...........................    20,100       434,964
                                                     -----------
AIRLINES -- 0.2%
  Continental Airlines, Inc. Class B*...     3,300        49,401
  Delta Air Lines, Inc..................    10,000       146,800
                                                     -----------
                                                         196,201
                                                     -----------

AUTO & RELATED -- 4.2%
  BorgWarner, Inc.......................     2,400       154,560
  CarMax, Inc.*.........................     3,797       114,480
  Cummins Engine Co., Inc...............     3,800       136,382
  Dana Corp.............................    11,300       130,628
  Ford Motor Co.........................   127,500     1,401,225
  General Motors Corp...................    42,100     1,515,600
  Lear Corp.*...........................     2,300       105,846
  Navistar International Corp.*.........       700        22,841
  United Rentals, Inc.*.................     6,300        87,507
  Visteon Corp..........................    11,391        78,256
                                                     -----------
                                                       3,747,325
                                                     -----------

BANKS/SAVINGS & LOANS -- 1.4%
  Astoria Financial Corp................     5,800       161,994
  Commercial Federal Corp...............     2,000        42,400
  FleetBoston Financial Corp............    19,600       582,316
  Hibernia Corp. Class A................     3,500        63,560
  Independence Community Bank Corp......     2,300        64,906
  Sovereign Bancorp, Inc................    20,600       322,390
                                                     -----------
                                                       1,237,566
                                                     -----------
BROADCASTING -- 4.6%
  Clear Channel Communications, Inc.*...    32,200     1,364,958
  Comcast Corp. Class A*................    23,362       705,065
  Comcast Corp. Class A Special*........    56,300     1,623,129
  Fox Entertainment Group, Inc. Class
    A*..................................     7,700       221,606
  Hearst-Argyle Television, Inc.*.......     7,000       181,300
  Sinclair Broadcast Group, Inc. Class
    A*..................................     1,600        18,576
                                                     -----------
                                                       4,114,634
                                                     -----------

BUILDING & CONSTRUCTION -- 1.1%
  Clayton Homes, Inc....................     9,400       117,970
  D.R. Horton, Inc......................     9,400       264,140
  Lafarge Corp..........................     6,200       191,580
  Pulte Corp............................     4,600       283,636
  York International Corp...............     3,900        91,260
                                                     -----------
                                                         948,586
                                                     -----------

BUSINESS SERVICES -- 0.9%
  Electronic Data Systems Corp..........    36,900       791,505
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

CHEMICALS -- 0.7%
  Ashland, Inc..........................     4,300   $   131,924
  Eastman Chemical Co...................     6,200       196,354
  IMC Global, Inc.......................    10,400        69,784
  Lubrizol Corp.........................     1,800        55,782
  Lyondell Chemical Co..................    10,700       144,771
  Millennium Chemicals, Inc.............     4,400        41,844
  Valhi, Inc............................     1,800        17,316
                                                     -----------
                                                         657,775
                                                     -----------

COMMERCIAL SERVICES -- 0.1%
  Quintiles Transnational Corp.*........     6,500        92,235
                                                     -----------

COMPUTER EQUIPMENT -- 0.2%
  Ingram Micro, Inc. Class A*...........     9,600       105,600
  Maxtor Corp.*.........................     7,000        52,570
                                                     -----------
                                                         158,170
                                                     -----------

COMPUTER SERVICES -- 1.1%
  Compuware Corp.*......................    24,800       143,096
  NCR Corp.*............................     4,800       122,976
  Sun Microsystems, Inc.*...............    97,600       448,960
  Unisys Corp.*.........................    21,700       266,476
                                                     -----------
                                                         981,508
                                                     -----------

COMPUTER SOFTWARE -- 1.4%
  3Com Corp.*...........................    26,700       124,956
  CheckFree Corp.*......................     6,600       183,744
  Computer Associates International,
    Inc.................................    30,900       688,452
  NetIQ Corp.*..........................     6,900       106,674
  Novell, Inc.*.........................     9,400        28,952
  WebMD Corp.*..........................     8,100        87,723
                                                     -----------
                                                       1,220,501
                                                     -----------

COMPUTERS -- 0.7%
  Apple Computer, Inc.*.................    26,000       497,120
  Gateway, Inc.*........................    24,300        88,695
                                                     -----------
                                                         585,815
                                                     -----------

CONTAINERS & GLASS -- 0.2%
  Owens-Illinois, Inc.*.................    11,000       151,470
  Pactiv Corp.*.........................     1,300        25,623
                                                     -----------
                                                         177,093
                                                     -----------

DIVERSIFIED OPERATIONS -- 2.7%
  Cendant Corp.*........................    57,900     1,060,728
  Cooper Industries Ltd. Class A........     2,500       103,250
  Corning, Inc.*........................    80,500       594,895
  Fidelity National Financial, Inc......     3,987       122,640
  PerkinElmer, Inc......................     5,800        79,821
  Textron, Inc..........................    10,000       390,200
                                                     -----------
                                                       2,351,534
                                                     -----------

ELECTRICAL EQUIPMENT -- 0.1%
  Fairchild Semiconductor Corp. Class
    A*..................................     6,800        86,972
                                                     -----------

ELECTRONICS -- 4.2%
  Advanced Micro Devices, Inc.*.........    25,600       164,096

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRONICS  (CONTINUED)
  Agere Systems, Inc. Class A*..........       674   $     1,571
  Agere Systems, Inc. Class B*..........    16,561        38,090
  Agilent Technologies, Inc.*...........     6,200       121,210
  Applied Micro Circuits Corp.*.........    22,500       136,125
  Arrow Electronics, Inc.*..............     8,800       134,112
  Avnet, Inc.*..........................    10,000       126,800
  AVX Corp..............................    11,700       128,583
  Curtiss-Wright Corp. Class B..........       129         8,036
  General Motors Corp. Class H*.........    15,800       202,398
  Intersil Corp. Class A*...............     9,500       252,795
  LSI Logic Corp.*......................    27,500       194,700
  Micron Technology, Inc.*..............    44,800       521,024
  National Semiconductor Corp.*.........     2,000        39,440
  Rockwell International Corp...........     8,400       200,256
  Sanmina Corp.*........................    35,400       223,374
  Solectron Corp.*......................    68,500       256,190
  Tech Data Corp.*......................     1,800        48,078
  Teradyne, Inc.*.......................    10,200       176,562
  Thermo Electron Corp.*................     9,000       189,180
  Thomas & Betts Corp.*.................     5,000        72,250
  Vishay Intertechnology, Inc.*.........    33,900       447,480
                                                     -----------
                                                       3,682,350
                                                     -----------
ENERGY -- 0.1%
  Peabody Energy Corp...................     3,500       117,565
                                                     -----------

FINANCIAL SERVICES -- 8.5%
  A.G. Edwards, Inc.....................     2,700        92,340
  AmeriCredit Corp.*....................     9,700        82,935
  Bank of Hawaii Corp...................     2,800        92,820
  E*Trade Group, Inc.*..................    21,900       186,150
  Instinet Group, Inc...................     3,100        13,952
  J.P. Morgan Chase & Co................   101,200     3,459,016
  Janus Capital Group, Inc..............    15,500       254,200
  John Hancock Financial Services,
    Inc.................................    16,500       507,045
  KeyCorp...............................     9,700       245,119
  MBIA, Inc.............................    11,500       560,625
  Merrill Lynch & Co., Inc..............    25,100     1,171,668
  PRG-Schultz International, Inc.*......     5,200        30,680
  Protective Life Corp..................     5,000       133,750
  Providian Financial Corp.*............    19,800       183,348
  The Bear Stearns Cos., Inc............     7,660       554,737
                                                     -----------
                                                       7,568,385
                                                     -----------

FOOD & BEVERAGES -- 3.1%
  Archer-Daniels-Midland Co.............    46,596       599,691
  Coca-Cola Enterprises, Inc............    33,400       606,210
  Corn Products International, Inc......     9,200       276,276
  Kraft Foods, Inc. Class A.............    23,700       771,435
  PepsiAmericas, Inc....................     8,800       110,528
  Smithfield Foods, Inc.*...............     8,300       190,236
  Tyson Foods, Inc. Class A.............    15,707       166,808
                                                     -----------
                                                       2,721,184
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

FOREST & PAPER PRODUCTS -- 3.2%
  Georgia-Pacific Group.................    18,800   $   356,260
  International Paper Co................    36,185     1,292,890
  Smurfit-Stone Container Corp.*........    22,200       289,266
  Weyerhaeuser Co.......................    16,100       869,400
                                                     -----------
                                                       2,807,816
                                                     -----------

FUNERAL SERVICES -- 0.1%
  Service Corp. International*..........    19,400        75,078
                                                     -----------

HEALTH CARE -- DRUGS -- 0.4%
  Millennium Pharmaceuticals, Inc.*.....    20,300       319,319
                                                     -----------

HEALTH CARE -- PRODUCTS -- 0.3%
  Bausch & Lomb, Inc....................     1,500        56,250
  Human Genome Sciences, Inc.*..........     4,900        62,328
  Invitrogen Corp.*.....................     4,100       157,317
                                                     -----------
                                                         275,895
                                                     -----------

HEALTH CARE -- SERVICES -- 1.2%
  Health Net, Inc.*.....................     3,600       118,620
  Humana, Inc.*.........................    10,200       154,020
  Omnicare, Inc.........................     4,200       141,918
  PacifiCare Health Systems, Inc.*......     1,700        84,609
  Tenet Healthcare Corp.................    36,600       426,390
  Triad Hospitals, Inc.*................     6,000       148,920
                                                     -----------
                                                       1,074,477
                                                     -----------

INSURANCE -- 12.8%
  Allmerica Financial Corp..............     2,200        39,578
  Allstate Corp.........................    51,500     1,835,975
  American Financial Group, Inc.........    13,400       305,520
  American National Insurance Co........     2,400       207,343
  Chubb Corp............................    12,000       720,000
  CIGNA Corp............................     7,300       342,662
  Cincinnati Financial Corp.............    11,900       441,371
  CNA Financial Corp.*..................    16,800       413,280
  Hartford Financial Services Group,
    Inc.................................    19,700       992,092
  Lincoln National Corp.................    12,900       459,627
  Loews Corp............................    13,800       652,602
  MetLife, Inc..........................    52,300     1,481,136
  MGIC Investment Corp..................     7,200       335,808
  MONY Group, Inc.......................     4,200       113,190
  Nationwide Financial Services, Inc.
    Class A.............................     6,200       201,500
  Odyssey Re Holdings Corp..............     2,800        59,796
  Old Republic International Corp.......     9,300       318,711
  Principal Financial Group, Inc........    20,400       657,900
  Radian Group, Inc.....................     7,300       267,545
  Reinsurance Group of America, Inc.....     1,700        54,570
  Safeco Corp...........................    10,100       356,328
  St. Paul Cos., Inc....................     7,700       281,127
  StanCorp Financial Group, Inc.........     2,000       104,440
  The First American Corp...............     4,700       123,845
  The PMI Group, Inc....................     6,000       161,040

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
INSURANCE  (CONTINUED)
  Unitrin, Inc..........................     4,200   $   113,904
  UnumProvident Corp....................    20,600       276,246
                                                     -----------
                                                      11,317,136
                                                     -----------

INTERNET SERVICES -- 2.4%
  InterActiveCorp*......................    31,800     1,258,326
  Qwest Communications International,
    Inc.*...............................   131,900       630,482
  VeriSign, Inc.*.......................    17,800       246,174
                                                     -----------
                                                       2,134,982
                                                     -----------

LEISURE -- 1.6%
  Brunswick Corp........................     4,200       105,084
  Extended Stay America, Inc.*..........     3,300        44,517
  Hilton Hotels Corp....................     3,200        40,928
  Mandalay Resort Group.................     2,600        82,810
  MGM Mirage, Inc.*.....................    11,900       406,742
  Park Place Entertainment Corp.*.......    26,900       244,521
  Six Flags, Inc.*......................     7,300        49,494
  Starwood Hotels & Resorts Worldwide,
    Inc. Class B........................    14,600       417,414
                                                     -----------
                                                       1,391,510
                                                     -----------
MACHINERY -- 0.4%
  SPX Corp.*............................     7,600       334,856
  Tecumseh Products Co. Class A.........       600        22,986
                                                     -----------
                                                         357,842
                                                     -----------
METALS & MINING -- 0.4%
  Massey Energy Co......................     6,900        90,735
  Phelps Dodge Corp.*...................     7,200       276,048
                                                     -----------
                                                         366,783
                                                     -----------
MULTIMEDIA -- 12.5%
  A.H. Belo Corp. Series A..............     6,700       149,812
  AOL Time Warner, Inc..................   219,700     3,534,973
  Liberty Media Corp. Class A*..........   181,000     2,092,360
  Metro-Goldwyn-Mayer, Inc. *...........    17,300       214,866
  Viacom, Inc. Class A*.................    17,400       760,380
  Viacom, Inc. Class B*.................    66,800     2,916,488
  Walt Disney Co........................    71,300     1,408,175
                                                     -----------
                                                      11,077,054
                                                     -----------
OFFICE EQUIPMENT -- 0.0%
  IKON Office Solutions, Inc............     4,300        38,270
                                                     -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.0%
  Steelcase, Inc. Class A...............     1,900        22,344
                                                     -----------

OIL & GAS -- 7.0%
  Amerada Hess Corp.....................     8,600       422,948
  Anadarko Petroleum Corp...............    18,400       818,248
  Apache Corp...........................    10,741       698,809
  Cimarex Energy Co.*...................     1,169        27,764
  ConocoPhillips........................    18,800     1,030,240
                                           SHARES      VALUE+
----------------------------------------------------------------

  Devon Energy Corp.....................     1,200   $    64,080
  Diamond Offshore Drilling, Inc........    13,000       272,870
  Forest Oil Corp.*.....................       600        15,072
  Helmerich & Payne, Inc................     3,900       113,880
  Kerr-McGee Corp.......................     8,000       358,400
  Marathon Oil Corp.....................    24,200       637,670
  Occidental Petroleum Corp.............    16,300       546,865
  Pioneer Natural Resources Co.*........     3,200        83,520
  Pogo Producing Co.....................     4,000       171,000
  Pride International, Inc.*............    10,100       190,082
  Rowan Cos., Inc.......................     2,500        56,000
  Sunoco, Inc...........................     5,200       196,248
  Tidewater, Inc........................     4,400       129,228
  Transocean Sedco Forex, Inc...........     2,700        59,319
  Valero Energy Corp....................     8,700       316,071
                                                     -----------
                                                       6,208,314
                                                     -----------

PAPER & RELATED PRODUCTS -- 1.1%
  Boise Cascade Corp....................     5,200       124,280
  Bowater, Inc..........................     4,200       157,290
  Louisiana-Pacific Corp.*..............    10,500       113,820
  MeadWestvaco Corp.....................    14,513       358,471
  Rayonier, Inc.........................     1,350        44,550
  Temple-Inland, Inc....................     4,400       188,804
                                                     -----------
                                                         987,215
                                                     -----------

PUBLISHING -- 0.1%
  Hollinger International, Inc. Class
    A...................................     2,600        28,002
  Pulitzer, Inc.........................       300        14,826
                                                     -----------
                                                          42,828
                                                     -----------

RETAIL -- FOOD -- 0.8%
  Albertson's, Inc......................    25,500       489,600
  SUPERVALU, Inc........................    11,700       249,444
                                                     -----------
                                                         739,044
                                                     -----------

RETAIL -- GENERAL -- 2.5%
  Big Lots, Inc.*.......................     5,400        81,216
  Dillards, Inc. Class A................     8,200       110,454
  Federated Department Stores, Inc......    14,600       538,010
  J.C. Penney Co., Inc..................    19,300       325,205
  Longs Drug Stores Corp................     4,000        66,400
  May Department Stores Co..............    14,000       311,640
  Sears, Roebuck & Co...................    22,900       770,356
                                                     -----------
                                                       2,203,281
                                                     -----------

RETAIL -- SPECIALTY -- 1.2%
  AutoNation, Inc.*.....................    24,100       378,852
  Barnes & Noble, Inc.*.................     4,300        99,115
  Blockbuster, Inc. Class A.............     2,100        35,385
  Circuit City Stores-Circuit City
    Group...............................    13,000       114,400
  Foot Locker, Inc......................     8,600       113,950
  Rite Aid Corp.*.......................     8,500        37,825
  Saks, Inc.*...........................    12,900       125,130
  Toys "R" Us, Inc.*....................    14,800       179,376
                                                     -----------
                                                       1,084,033
                                                     -----------

STEEL -- 0.4%

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
STEEL  (CONTINUED)
  AK Steel Holding Corp.*...............     9,800   $    35,476
  Nucor Corp............................     3,600       175,860
  United States Steel Corp..............     6,100        99,857
  Worthington Industries, Inc...........     3,000        40,200
                                                     -----------
                                                         351,393
                                                     -----------

TELECOMMUNICATIONS -- 7.5%
  American Tower Corp. Class A*.........     2,900        25,665
  AT&T Corp.............................    31,940       614,845
  AT&T Wireless Services, Inc.*.........   203,409     1,669,988
  CIENA Corp.*..........................    24,700       128,193
  Cincinnati Bell, Inc.*................    13,200        88,440
  Comverse Technology, Inc.*............    14,000       210,420
  Cox Communications, Inc. Class A*.....    42,200     1,346,180
  Crown Castle International Corp.*.....    14,700       114,219
  Harris Corp...........................     2,000        60,100
  JDS Uniphase Corp.*...................    90,300       316,953
  Level 3 Communications, Inc.*.........    15,000        99,600
  Lucent Technologies, Inc..............    36,600        74,298
  PanAmSat Corp.*.......................    11,300       208,259
  Scientific-Atlanta, Inc...............     7,400       176,416
  Sprint Corp...........................    66,900       963,360
  Telephone & Data Systems, Inc.........     3,500       173,950
  Tellabs, Inc.*........................    33,800       222,066
  United States Cellular Corp.*.........     4,500       114,525
                                                     -----------
                                                       6,607,477
                                                     -----------

TIRES & RUBBER -- 0.1%
  Cooper Tire & Rubber Co...............     2,300        40,457
  Goodyear Tire & Rubber Co.............    12,400        65,100
                                                     -----------
                                                         105,557
                                                     -----------

TOBACCO -- 0.3%
  R.J. Reynolds Tobacco Holdings,
    Inc.................................     8,200       305,122
                                                     -----------

TRANSPORTATION -- 3.6%
  Alexander & Baldwin, Inc..............     3,700        98,161
  Burlington Northern Santa Fe Corp.....    22,800       648,432
                                           SHARES      VALUE+
----------------------------------------------------------------
  CSX Corp..............................    17,000   $   511,530
  GATX Corp.............................     1,500        24,525
  Norfolk Southern Corp.................    29,900       574,080
  Ryder System, Inc.....................     6,200       158,844
  Union Pacific Corp....................    19,600     1,137,192
                                                     -----------
                                                       3,152,764
                                                     -----------

UTILITIES -- 0.1%
  Alliant Energy Corp...................     4,500        85,635
                                                     -----------

WASTE MANAGEMENT -- 0.2%
  Allied Waste Industries, Inc.*........    17,400       174,870
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $86,062,922).......              86,681,422
                                                     -----------

SHORT-TERM INVESTMENTS -- 1.9%

OTHER -- 1.9%
  SSgA Government Money Market Fund.....    62,113        62,113
  SSgA Money Market Fund................  1,625,478    1,625,478
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,687,591)........               1,687,591
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 99.8%
  (IDENTIFIED COST $87,750,513)#..................  88,369,013
  Cash and Other Assets, Less Liabilities --
    0.2%..........................................     182,951
                                                    ----------
NET ASSETS -- 100%................................  $88,551,964
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2003, the aggregate cost of investment securities for income tax purposes was $87,750,513. Net unrealized appreciation aggregated $618,500, of which $9,505,829 related to appreciated investment securities and $8,887,329 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003

                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS -- 97.7%
ADVERTISING -- 0.2%
  Equity Marketing, Inc.*...............       800   $    11,840
  Getty Images, Inc.*...................     2,600       107,380
  ValueVision International, Inc. Class
    A*..................................     3,600        49,068
                                                     -----------
                                                         168,288
                                                     -----------

AEROSPACE/DEFENSE -- 0.8%
  AAR Corp..............................     3,800        26,828
  Armor Holdings, Inc.*.................     2,900        38,860
  DRS Technologies, Inc.*...............     2,500        69,800
  EDO Corp..............................     2,200        38,940
  Engineered Support Systems, Inc.......     1,500        62,775
  GenCorp, Inc..........................     2,500        22,225
  HEICO Corp............................     1,200        14,640
  Herley Industries, Inc.*..............     1,800        30,564
  Innovative Solutions and Support,
    Inc.*...............................     1,300         9,699
  Kaman Corp. Class A...................     3,200        37,408
  Ladish Co., Inc.*.....................     1,200         7,944
  Orbital Sciences Corp. Class A*.......     3,900        28,470
  REMEC, Inc.*..........................     7,400        51,504
  Teledyne Technologies, Inc.*..........     3,500        45,850
  The Allied Defense Group, Inc.*.......       600        11,070
  The Fairchild Corp. Class A*..........     2,900        11,687
  The Titan Corp........................     3,700        38,073
  Triumph Group, Inc.*..................     1,600        45,072
  United Industrial Corp................       900        14,670
                                                     -----------
                                                         606,079
                                                     -----------

AGRICULTURAL OPERATIONS -- 0.2%
  AGCO Corp.*...........................     3,000        51,240
  Delta & Pine Land Co..................     4,600       101,108
                                                     -----------
                                                         152,348
                                                     -----------

AIRLINES -- 0.5%
  AirTran Holdings, Inc.*...............     6,400        67,008
  Alaska Air Group, Inc.*...............     5,000       107,250
  America West Holding Corp. Class B....     3,300        22,440
  Atlantic Coast Airlines Holdings,
    Inc.*...............................     3,600        48,564
  Continental Airlines, Inc. Class B*...     3,300        49,401
  Frontier Airlines, Inc.*..............     2,650        24,062
  Mesa Air Group, Inc.*.................     2,200        17,600
  Mesaba Holdings, Inc.*................     2,000        12,340
  SkyWest, Inc..........................     1,000        19,060
                                                     -----------
                                                         367,725
                                                     -----------

AUTO & RELATED -- 1.4%
  Aftermarket Technology Corp.*.........     1,000        10,510
  American Axle & Manufacturing
    Holdings, Inc.*.....................       300         7,170
  Arctic Cat, Inc.......................     2,100        40,236
  ArvinMeritor, Inc.....................       500        10,090
  Asbury Automotive Group, Inc.*........     3,300        44,484
  Bandag, Inc...........................       500        18,635
  Coachmen Industries, Inc..............     1,600        19,120
  Collins & Aikman Corp.*...............     8,940        26,373
  CSK Auto Corp.*.......................     4,200        60,690
                                           SHARES      VALUE+
----------------------------------------------------------------
  Dollar Thrifty Automotive Group,
    Inc.*...............................     2,000   $    37,100
  Dura Automotive Systems, Inc.*........     1,400        13,734
  Insurance Auto Auctions, Inc.*........     1,200        15,072
  LoJack Corp.*.........................     1,600         7,920
  Midas, Inc.*..........................     3,000        36,360
  Monaco Coach Corp.*...................     2,850        43,691
  National R.V. Holdings, Inc.*.........     1,100         5,698
  Oshkosh Truck Corp....................     1,000        59,320
  Rent-Way, Inc.*.......................     3,200        14,880
  Skyline Corp..........................       500        15,000
  Spartan Motors, Inc...................     2,400        19,848
  Standard Motor Products, Inc..........     1,300        14,430
  Strattec Security Corp.*..............       300        15,960
  Superior Industries International,
    Inc.................................     1,300        54,210
  Tenneco Automotive, Inc...............     3,900        14,040
  Thor Industries, Inc..................     3,400       138,788
  Tower Automotive, Inc.*...............     5,900        21,594
  United Auto Group, Inc.*..............     4,300        93,654
  United Rentals, Inc.*.................     6,100        84,729
  Visteon Corp..........................     5,000        34,350
  Wabash National Corp..................     1,800        25,254
  Winnebago Industries, Inc.............     1,900        72,010
                                                     -----------
                                                       1,074,950
                                                     -----------

BANKS/SAVINGS & LOANS -- 7.5%
  1st Source Corp.......................     2,261        41,964
  Alabama National BanCorp..............     1,500        72,720
  Allegiant Bancorp, Inc................     1,800        36,450
  AMCORE Financial, Inc.................     3,500        81,480
  Anchor BanCorp Wisconsin, Inc.........     3,400        81,226
  BancorpSouth, Inc.....................     1,600        33,360
  BankUnited Financial Corp. Class A*...     2,100        42,315
  Banner Corp...........................     1,260        25,817
  Bay View Capital Corp.*...............     5,600        32,368
  Boston Private Financial Holdings,
    Inc.................................     2,500        52,700
  Brookline Bancorp, Inc................     5,248        73,472
  BSB Bancorp, Inc......................     1,200        29,784
  Cathay Bancorp, Inc...................     1,800        80,244
  CFS Bancorp, Inc......................     1,100        15,510
  Charter Financial Corp................     1,200        33,900
  Chemical Financial Corp...............     2,872        85,586
  Chittenden Corp.......................     3,850       105,298
  Coastal Bancorp, Inc..................       700        19,894
  Columbia Banking System, Inc..........       808        14,471
  Commercial Federal Corp...............     1,900        40,280
  Community Bank Systems, Inc...........     1,400        53,200
  Community First Bankshares, Inc.......     3,100        84,630
  Community Trust Bancorp, Inc..........       660        17,252
  Connecticut Bancshares, Inc...........     1,400        54,950
  Corus Bankshares, Inc.................     1,400        67,802
  CVB Financial Corp....................     5,175       101,016
  Dime Community Bancshares.............     2,800        71,260
  Downey Financial Corp.................       600        24,780
  East West Bancorp, Inc................     2,100        75,894
  F&M Bancorp...........................       500        24,660
  F.N.B Corp............................     3,081        93,231

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  Fidelity Bankshares, Inc..............     1,600   $    35,680
  First Charter Corp....................     3,900        67,860
  First Citizens BancShares, Inc........       200        20,168
  First Community Bancorp...............     1,200        37,404
  First Essex Bancorp, Inc..............       500        23,570
  First Federal Capital Corp............     2,800        55,580
  First Financial Bancorp...............     5,465        87,440
  First Financial Holdings, Inc.........     1,200        32,448
  First Indiana Corp....................       500         8,560
  First Merchants Corp..................     2,455        59,681
  First Niagara Financial Group, Inc....     5,949        83,048
  First Place Financial Corp............     1,600        27,712
  First Republic Bank*..................     1,250        33,250
  First Sentinel Bancorp, Inc...........     2,500        39,925
  FirstFed Financial Corp.*.............     1,700        59,993
  Flagstar Bancorp, Inc.................     5,250       128,362
  Flushing Financial Corp...............       800        17,736
  GBC Bancorp...........................     1,300        49,920
  Glacier Bancorp, Inc..................     2,310        56,872
  Gold Banc Corp., Inc..................     3,900        40,989
  Greater Bay Bancorp...................     5,700       116,394
  Hancock Holding Co....................     1,500        70,590
  Harbor Florida Bancshares, Inc........     1,100        26,356
  Harleysville National Corp............     2,112        57,151
  Hawthorne Financial Corp.*............       500        17,330
  Hudson River Bancorp, Inc.............     1,400        39,088
  Hudson United Bancorp.................       500        17,075
  Humboldt Bancorp......................     1,320        19,747
  Independent Bank Corp.-MA.............     1,400        31,626
  Independent Bank Corp.-MI.............     1,906        48,965
  Integra Bank Corp.....................     2,200        37,862
  Lakeland Bancorp, Inc.................     1,575        25,169
  MAF Bancorp, Inc......................     2,400        88,968
  MB Financial, Inc.....................     1,600        64,064
  Mid-State Bancshares..................     2,200        43,450
  Nara Bancorp, Inc.....................     1,200        22,800
  NBT Bancorp, Inc......................     3,960        76,626
  Northwest Bancorp, Inc................     5,200        83,200
  OceanFirst Financial Corp.............     1,050        25,652
  Ocwen Financial Corp.*................     5,400        24,516
  Pacific Capital Bancorp...............     3,100       108,655
  Pacific Northwest Bancorp.............     1,800        62,568
  People's Bank.........................     1,200        34,788
  PFF Bancorp, Inc......................     1,200        46,380
  Provident Bankshares Corp.............     2,740        69,623
  Provident Financial Group, Inc........     2,000        51,260
  Republic Bancorp, Inc.................     5,735        76,964
  Riggs National Corp...................     3,100        47,182
  S&T Bancorp, Inc......................     3,400        93,262
  Sandy Spring Bancorp, Inc.............     1,900        60,040
  Second Bancorp, Inc...................       600        15,480
  Silicon Valley Bancshares*............     3,900        92,859
  Simmons First National Corp. Class
    A...................................       700        14,007
  Southwest Bancorp, Inc................       600        16,446
                                           SHARES      VALUE+
----------------------------------------------------------------
  St. Francis Capital Corp..............       500   $    14,535
  State Financial Services Corp. Class
    A...................................     1,100        24,354
  Staten Island Bancorp, Inc............     4,200        81,816
  Sterling Bancorp......................     1,500        41,835
  Sterling Bancshares, Inc..............     3,900        51,012
  Sterling Financial Corp...............     1,386        33,763
  Superior Financial Corp...............       900        21,600
  Texas Regional Bancshares, Inc. Class
    A...................................     2,046        70,996
  The Banc Corp.........................     2,500        16,775
  The Trust Co. of New Jersey...........     1,900        57,570
  Troy Financial Corp...................       315         8,552
  TrustCo Bank Corp. NY.................     6,334        70,181
  UCBH Holdings, Inc....................     3,000        86,040
  UMB Financial Corp....................     2,200        93,280
  Umpqua Holdings Corp..................     3,112        59,097
  United Bankshares, Inc................     2,200        63,030
  United Community Banks, Inc...........     2,100        52,458
  United Community Financial Corp.......     3,600        33,264
  United National Bancorp...............     2,730        75,321
  Waypoint Financial Corp...............     3,400        61,336
  Webster Financial Corp................       456        17,237
  WesBanco, Inc.........................     2,300        55,890
  West Coast Bancorp....................     1,747        31,795
  Westcorp..............................     5,360       150,080
  Wintrust Financial Corp...............     2,050        60,680
                                                     -----------
                                                       5,692,352
                                                     -----------

BROADCASTING -- 0.8%
  4Kids Entertainment, Inc.*............     1,300        24,180
  Acacia Research-Acacia
    Technologies*.......................     2,200         2,662
  Acme Communications, Inc.*............     1,700        12,920
  Beasley Broadcast Group, Inc. Class
    A*..................................       900        12,312
  Crown Media Holdings, Inc. Class A*...     5,900        24,367
  Cumulus Media, Inc. Class A*..........     2,300        43,539
  Digital Generation Systems, Inc.*.....     7,500        14,400
  Entravision Communications Corp.*.....     3,300        37,455
  Insight Communications Co., Inc.*.....     4,000        52,720
  Mediacom Communications Corp.*........     8,200        80,934
  Paxson Communications Corp.*..........     5,000        29,950
  Regent Communications, Inc.*..........     5,600        33,040
  Saga Communications, Inc. Class A*....       700        13,615
  Salem Communications Corp. Class A*...     2,000        40,022
  Sinclair Broadcast Group, Inc. Class
    A*..................................     2,100        24,381
  Spanish Broadcasting System, Inc.
    Class A*............................     3,300        26,895
  TiVo, Inc.*...........................     6,900        84,042
  UnitedGlobalCom, Inc. Class A*........     4,600        23,782
  World Wrestling Federation
    Entertainment, Inc..................     1,100        11,319
                                                     -----------
                                                         592,535
                                                     -----------

BUILDING & CONSTRUCTION -- 2.7%
  Ampco-Pittsburgh Corp.................     1,000        13,400
  Apogee Enterprises, Inc...............     2,800        25,256
  Beazer Homes USA, Inc.*...............     1,825       152,387
  Butler Manufacturing Co...............       400         6,612

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
BUILDING & CONSTRUCTION  (CONTINUED)
  Centex Construction Products, Inc.....     1,800   $    72,162
  Champion Enterprises, Inc.*...........     4,800        24,864
  Comfort Systems USA, Inc.*............     3,800         9,994
  Dycom Industries, Inc.*...............     3,800        61,940
  ElkCorp...............................     1,900        42,750
  Emcor Group, Inc.*....................     1,000        49,360
  Fleetwood Enterprises, Inc.*..........     3,900        28,860
  Florida Rock Industries, Inc..........     5,550       229,104
  Foster Wheeler Ltd.*..................     1,200         2,568
  Granite Construction, Inc.............     3,650        69,934
  Hovnanian Enterprises, Inc. Class
    A*..................................     1,600        94,320
  Insituform Technologies, Inc. Class
    A*..................................     2,200        38,896
  Integrated Electrical Services,
    Inc.*...............................     3,700        26,825
  M.D.C. Holdings, Inc..................     1,481        71,503
  M/I Schottenstein Homes, Inc..........     1,700        72,556
  Meritage Corp.........................     1,800        88,668
  Modine Manufacturing Co...............     3,400        65,858
  Modtech Holdings, Inc.*...............     1,200        11,028
  NCI Building Systems, Inc.*...........     1,800        30,060
  Palm Harbor Homes, Inc.*..............     2,300        43,562
  Ryland Group, Inc.....................     2,300       159,620
  Simpson Manufacturing Co., Inc.*......     2,500        91,500
  Standard Pacific Corp.................     2,100        69,636
  Texas Industries, Inc.................     1,700        40,460
  The Shaw Group, Inc.*.................     3,400        40,970
  Toll Brothers, Inc.*..................     1,400        39,634
  Trex Co., Inc.*.......................     1,400        54,950
  URS Corp.*............................     2,700        52,542
  Wackenhut Corrections Corp.*..........     2,800        38,388
  WCI Communities, Inc..................     2,200        42,306
  William Lyon Homes, Inc.*.............     1,200        38,220
  York International Corp...............     3,100        72,540
                                                     -----------
                                                       2,073,233
                                                     -----------

BUSINESS SERVICES -- 3.5%
  Acxiom Corp.*.........................     1,700        25,653
  Administaff, Inc.*....................     3,300        33,990
  ADVO, Inc.*...........................     2,000        88,800
  Ambassadors International, Inc........     1,000        12,010
  American Management Systems, Inc.*....     5,100        72,828
  AMN Healthcare Services, Inc.*........     1,900        24,130
  aQuantive, Inc.*......................     5,000        52,500
  Aspect Communications Corp.*..........     4,700        18,189
  Banta Corp............................     2,500        80,925
  BARRA, Inc.*..........................     2,050        73,185
  Bowne & Co., Inc......................     3,700        48,211
  Brady Corp. Class A...................     2,100        70,035
  Catalina Marketing Corp.*.............     6,400       112,960
  CDI Corp.*............................     1,500        38,940
  Century Business Services, Inc.*......    11,000        35,750
  Charles River Associates, Inc.*.......     1,000        28,270
  CIBER, Inc.*..........................     7,100        49,842
  Clark, Inc.*..........................     1,500        17,925
  Concur Technologies, Inc.*............     3,700        37,259
                                           SHARES      VALUE+
----------------------------------------------------------------
  Consolidated Graphics, Inc.*..........     1,600   $    36,608
  CorVel Corp.*.........................       300        10,800
  Cross Country Healthcare, Inc.*.......     2,400        31,656
  CSG Systems International, Inc.*......     4,700        66,411
  DocuCorp International, Inc.*.........     1,600        10,608
  Electro Rent Corp.*...................     2,000        21,560
  ePlus, Inc.*..........................     1,200        12,780
  Exult, Inc.*..........................     8,400        71,988
  First Consulting Group, Inc.*.........     1,900         8,873
  Forrester Research, Inc.*.............     3,000        49,080
  Foundry Networks, Inc.*...............    13,300       191,520
  FTI Consulting, Inc.*.................     2,475        61,801
  Gartner, Inc. Class A*................     5,900        44,722
  Gevity HR, Inc........................     2,900        34,278
  Heidrick & Struggles International,
    Inc.*...............................     2,200        27,764
  infoUSA, Inc.*........................     5,600        45,360
  John H. Harland Co....................     3,600        94,176
  Keane, Inc.*..........................     6,000        81,780
  Kelly Services, Inc. Class A..........     2,800        65,660
  Korn/Ferry International*.............     1,900        15,390
  Labor Ready, Inc.*....................     3,200        22,944
  MAXIMUS, Inc.*........................     2,500        69,075
  Microstrategy, Inc. Class A*..........       800        29,144
  MPS Group, Inc.*......................     8,900        61,232
  Navigant Consulting, Inc.*............     4,100        48,585
  Navigant International, Inc.*.........     2,000        25,800
  NCO Group, Inc.*......................     2,900        51,939
  On Assignment, Inc.*..................     3,200        12,800
  PDI, Inc.*............................     2,100        21,336
  QRS Corp.*............................     1,900        10,070
  Resources Connection, Inc.*...........     2,600        62,036
  Right Management Consultants, Inc.*...     3,400        43,010
  RMH Teleservices, Inc.*...............     1,100         4,763
  SM&A*.................................     1,500        17,040
  Spherion Corp.*.......................     5,900        41,005
  TeamStaff, Inc.*......................     2,100         4,830
  TeleTech Holdings, Inc.*..............     7,700        32,571
  Tetra Tech, Inc.*.....................     4,200        71,946
  The Corporate Executive Board Co.*....     1,400        56,742
  The Keith Cos., Inc.*.................       800         7,992
  TRC Cos., Inc.*.......................       950        14,022
  Watson Wyatt & Co. Holdings...........     1,000        23,180
                                                     -----------
                                                       2,636,279
                                                     -----------

CHEMICALS -- 2.3%
  A. Schulman, Inc......................     5,900        94,754
  Aceto Corp............................       700        13,020
  Airgas, Inc...........................     2,700        45,225
  Albemarle Corp........................     1,800        50,346
  Arch Chemicals, Inc...................     2,700        51,570
  Cabot Microelectronics Corp.*.........     2,200       111,034
  Crompton Corp.........................     9,100        64,155
  Cytec Industries, Inc.*...............     2,000        67,600
  Dionex Corp.*.........................     2,300        91,425
  Ethyl Corp.*..........................     5,000        49,750
  Ferro Corp............................     4,400        99,132

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
CHEMICALS  (CONTINUED)
  FMC Corp..............................     2,100   $    47,523
  Georgia Gulf Corp.....................     3,200        63,360
  Great Lakes Chemical Corp.............     2,000        40,800
  H.B. Fuller Co........................     2,800        61,656
  Hawkins, Inc..........................     1,200        12,024
  Hercules, Inc.*.......................     2,200        21,780
  MacDermid, Inc........................     3,500        92,050
  Millennium Chemicals, Inc.............     4,400        41,844
  Minerals Technologies, Inc............     1,200        58,392
  NL Industries, Inc....................     4,300        73,100
  Olin Corp.............................     5,500        94,050
  OM Group, Inc.........................     3,100        45,663
  PolyOne Corp..........................     2,000         8,900
  RPM, Inc..............................     2,000        27,500
  Solutia, Inc..........................     9,400        20,492
  Spartech Corp.........................     3,200        67,872
  Symyx Technologies*...................     3,400        55,488
  Terra Industries, Inc.*...............     6,100         6,527
  TETRA Technologies, Inc.*.............     1,300        38,545
  WD-40 Co..............................     2,100        59,955
  Wellman, Inc..........................     3,500        39,200
                                                     -----------
                                                       1,714,732
                                                     -----------
COMMERCIAL SERVICES -- 1.0%
  Central Parking Corp..................     3,200        39,552
  CoStar Group, Inc.*...................     1,400        41,804
  Euronet Worldwide, Inc.*..............     3,200        34,592
  iDine Rewards Network, Inc.*..........     1,400        19,236
  Mail-Well, Inc.*......................     4,100        10,332
  McGrath Rentcorp......................       600        16,044
  Memberworks, Inc.*....................     1,500        29,625
  Mobile Mini, Inc.*....................     1,900        31,027
  Plexus Corp.*.........................     3,900        44,967
  Polycom, Inc.*........................     7,000        97,020
  Pre-Paid Legal Services, Inc.*........     1,700        41,701
  Protection One, Inc.*.................     9,800         9,604
  Quanta Services, Inc.*................     4,800        34,080
  R.H. Donnelley Corp.*.................     3,600       131,292
  Roto-Rooter, Inc......................       900        34,326
  Source Information Management Co.*....     2,000        15,180
  SOURCECORP, Inc.*.....................     1,400        30,240
  StarTek, Inc.*........................     1,700        44,710
  UniFirst Corp.........................       600        13,140
  Veritas DGC, Inc.*....................     2,600        29,900
  Viisage Technology, Inc.*.............     3,800        19,456
                                                     -----------
                                                         767,828
                                                     -----------

COMMUNICATION SERVICES -- 0.1%
  Concerto Software, Inc.*..............     1,400        12,866
  West Corp.*...........................     3,300        87,945
                                                     -----------
                                                         100,811
                                                     -----------

COMMUNICATIONS EQUIPMENT -- 1.1%
  Aether Systems, Inc.*.................     6,200        30,380
  Allen Telecom, Inc.*..................     2,000        33,040
                                           SHARES      VALUE+
----------------------------------------------------------------
  ANADIGICS, Inc.*......................     4,000   $    13,160
  Andrew Corp.*.........................     6,900        63,480
  Applied Signal Technology, Inc........     1,200        20,400
  Arris Group, Inc.*....................     3,700        18,352
  Avanex Corp.*.........................     4,200        16,800
  Captaris, Inc.*.......................     3,500        11,970
  Centillium Communications, Inc.*......     4,200        41,622
  Ceradyne, Inc.*.......................     1,700        31,841
  Ditech Communications Corp.*..........     4,900        24,402
  Inter-Tel, Inc........................     3,000        63,660
  InterVoice-Brite, Inc.*...............     4,800        23,712
  Ixia*.................................     6,100        39,223
  KVH Industries, Inc.*.................     1,200        29,676
  MasTec, Inc.*.........................     3,800        21,888
  Network Equipment Technologies,
    Inc.*...............................     3,300        27,786
  New Focus, Inc.*......................    10,700        40,018
  North Pittsburgh Systems, Inc.........     1,700        25,619
  Performance Technologies, Inc.*.......     1,600        11,680
  Proxim Corp. Class A*.................     2,456         3,586
  SeaChange International, Inc.*........     2,100        20,034
  Sonus Networks, Inc.*.................    11,300        56,839
  SpectraLink Corp.*....................     1,700        16,796
  Tekelec*..............................     6,700        75,710
  Terayon Communication Systems,
    Inc.*...............................     5,000        13,650
  ViaSat, Inc.*.........................     3,100        44,454
                                                     -----------
                                                         819,778
                                                     -----------

COMPUTER EQUIPMENT -- 2.6%
  Adaptec, Inc.*........................    10,700        83,246
  Advanced Digital Information Corp.*...     6,900        68,931
  California Micro Devices Corp.*.......     2,000         4,300
  Computer Network Technology Corp.*....     1,900        15,390
  Concurrent Computer Corp.*............     4,300        12,556
  Cray, Inc.*...........................     9,100        71,890
  Drexler Technology Corp.*.............     1,000        15,500
  Electronics for Imaging, Inc.*........     4,300        87,247
  Hutchinson Technology, Inc.*..........     2,800        92,092
  Imation Corp..........................     3,500       132,370
  Insight Enterprises, Inc.*............     6,000        60,360
  Iomega Corp.*.........................     4,100        43,460
  JNI Corp.*............................     4,800        23,664
  Kronos, Inc.*.........................     2,400       121,944
  Maxwell Technologies, Inc.*...........     2,100        12,096
  McDATA Corp. Class A*.................     6,500        95,355
  MEMC Electronic Materials, Inc.*......    11,300       110,740
  Mentor Graphics Corp.*................     6,700        97,016
  Mercury Computer Systems, Inc.*.......     3,000        54,480
  MTS Systems Corp......................     2,100        30,954
  NYFIX, Inc.*..........................     5,600        35,560
  RadiSys Corp.*........................     1,600        21,120
  Rainbow Technologies, Inc.*...........     2,600        21,866
  Rimage Corp.*.........................     1,200        15,000
  Riverstone Networks, Inc.*............     5,000         5,900
  SCM Microsystems, Inc.*...............     2,000        10,920
  Semtech Corp.*........................     6,600        93,984
  Silicon Storage Technology, Inc.*.....     8,500        35,615

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER EQUIPMENT  (CONTINUED)
  Standard Microsystems Corp.*..........     1,600   $    24,272
  Stratex Networks, Inc.*...............    10,700        34,240
  Synaptics, Inc.*......................     1,200        16,152
  Systems & Computer Technology
    Corp.*..............................     3,300        29,700
  TALX Corp.............................     1,089        24,601
  Varian Semiconductor Equipment
    Associates, Inc.*...................     2,700        80,352
  Verity, Inc.*.........................     3,800        48,108
  Virage Logic Corp.*...................     2,300        16,652
  Vixel Corp.*..........................     3,900        24,960
  Western Digital Corp.*................    17,000       175,100
  Whitney Holding Corp..................       450        14,386
                                                     -----------
                                                       1,962,079
                                                     -----------

COMPUTER SERVICES -- 2.1%
  Analysts International Corp.*.........     4,500        11,214
  Anteon International Corp.*...........     1,700        47,447
  Aspen Technology, Inc.*...............     5,800        27,840
  Avocent Corp.*........................       836        25,021
  Black Box Corp........................     1,600        57,920
  Catapult Communications Corp.*........     1,211        12,861
  CompuCom Systems, Inc.*...............     4,800        21,696
  Computer Horizons Corp.*..............     3,800        17,252
  Covansys Corp.*.......................     3,300        10,131
  Dynamics Research Corp.*..............     1,100        16,808
  Extreme Networks, Inc.*...............    12,800        67,840
  FactSet Research Systems, Inc.........     2,700       118,935
  Fidelity National Information
    Solutions, Inc.*....................     5,500       143,440
  GTECH Holdings Corp.*.................     3,400       128,010
  Inforte Corp.*........................     1,100         8,668
  Intergraph Corp.*.....................     4,200        90,300
  Jack Henry & Associates, Inc..........     9,600       170,784
  Manhattan Associates, Inc.*...........     4,100       106,477
  MICROS Systems, Inc.*.................     1,800        59,364
  NetScout Systems, Inc.*...............     3,600        19,332
  NetSolve, Inc.*.......................     1,200        10,020
  Overland Storage, Inc.*...............     1,500        30,510
  PEC Solutions, Inc.*..................     3,000        48,300
  Pegasus Solutions, Inc.*..............     3,200        52,000
  Perot Systems Corp. Class A*..........     5,000        56,800
  Radiant Systems, Inc.*................     2,800        18,872
  Safeguard Scientifics, Inc.*..........     5,000        13,500
  Sapient Corp.*........................     5,000        13,850
  SimpleTech, Inc.*.....................     4,600        18,446
  SRA International, Inc. Class A*......       600        19,200
  Sykes Enterprises, Inc.*..............     3,600        17,604
  Syntel, Inc.*.........................     3,900        61,347
  TechTeam Global, Inc.*................     1,800        11,502
  Tier Technologies, Inc. Class B*......     1,200         9,300
  Tyler Technologies, Inc.*.............     6,900        29,325
  Wind River Systems, Inc.*.............     7,100        27,051
  Zomax, Inc.*..........................     6,000        19,620
                                                     -----------
                                                       1,618,587
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

COMPUTER SOFTWARE -- 4.4%
  @Road, Inc.*..........................     5,700   $    62,244
  Acclaim Entertainment, Inc.*..........       300           204
  Activision, Inc.*.....................     3,375        43,605
  Actuate Corp.*........................     5,000        13,900
  Advent Software, Inc.*................     2,800        47,348
  Agile Software Corp.*.................     4,800        46,320
  ANSYS, Inc.*..........................     1,100        34,210
  Ascential Software Corp.*.............     2,325        38,223
  Borland Software Corp.*...............     7,100        69,367
  Bottomline Technologies, Inc.*........     2,200        17,754
  Clarus Corp.*.........................     1,900        11,932
  Concord Communications, Inc.*.........     2,400        32,952
  Convera Corp.*........................     4,100        16,318
  Datastream Systems, Inc.*.............     6,200        65,658
  Dendrite International, Inc.*.........     4,800        61,824
  Digitas, Inc.*........................     5,600        27,776
  Echelon Corp.*........................     5,600        77,112
  Embarcadero Technologies, Inc.*.......     1,900        13,300
  Enterasys Networks, Inc...............     5,000        15,150
  EPIQ Systems, Inc.*...................     1,400        24,038
  eResearch Technology, Inc.*...........     3,000        66,480
  FalconStor Software, Inc.*............     3,600        24,084
  FileNET Corp.*........................     5,000        90,200
  Hypercom Corp.*.......................     3,900        16,185
  Hyperion Solutions Corp.*.............     3,100       104,656
  Identix, Inc.*........................     9,984        63,399
  iManage, Inc.*........................     4,000        20,000
  Informatica Corp.*....................     8,900        61,499
  Internet Security Systems, Inc.*......     3,400        49,266
  J.D. Edwards & Co.*...................     5,200        74,516
  JDA Software Group, Inc.*.............     3,100        34,689
  Lawson Software, Inc.*................     7,200        55,944
  Legato Systems, Inc.*.................    12,606       105,764
  Macromedia, Inc.*.....................     6,580       138,443
  Magma Design Automation, Inc.*........     2,200        37,730
  Manugistics Group, Inc.*..............     4,200        17,262
  MAPICS, Inc.*.........................     1,800        14,760
  MapInfo Corp.*........................     2,400        17,112
  MatrixOne, Inc.*......................     2,400        13,776
  Micromuse, Inc.*......................     8,200        65,518
  Midway Games, Inc.*...................     5,600        20,328
  MRO Software, Inc.*...................     1,800        15,534
  MSC Software Corp.*...................     3,600        24,264
  Netegrity, Inc.*......................     3,800        22,192
  NetIQ Corp.*..........................     4,600        71,116
  Novell, Inc.*.........................    14,600        44,968
  Omnicell, Inc.*.......................     3,300        33,792
  On Technology Corp.*..................     3,100         7,285
  OPNET Technologies, Inc.*.............     2,900        35,351
  Packeteer, Inc.*......................     3,000        46,710
  Parametric Technology Corp.*..........     5,000        15,250
  PDF Solutions, Inc.*..................     3,200        36,960
  Pegasystems, Inc.*....................     2,300        16,951
  Per-Se Technologies, Inc.*............     4,200        47,166
  Pervasive Software, Inc.*.............     2,300        12,305

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER SOFTWARE  (CONTINUED)
  Phoenix Technology Ltd.*..............     5,700   $    32,205
  Pinnacle Systems, Inc.*...............     6,900        73,830
  Progress Software Corp.*..............     3,800        78,774
  Pumatech, Inc.*.......................     4,200        14,280
  QAD, Inc.*............................     3,400        25,228
  Quest Software, Inc.*.................     7,300        86,870
  Red Hat, Inc.*........................    13,600       102,952
  Sanchez Computer Associates, Inc.*....     3,600        18,720
  ScanSoft, Inc.*.......................     6,400        34,752
  Secure Computing Corp.*...............     3,200        27,936
  SERENA Software, Inc.*................     4,500        93,960
  SkillSoft Plc*........................     3,077        15,539
  SpeechWorks International, Inc.*......     3,200        15,040
  SPSS, Inc.*...........................     1,832        30,668
  SS&C Technologies, Inc.*..............     2,400        38,280
  SupportSoft, Inc.*....................     4,000        25,960
  Synplicity, Inc.*.....................     3,300        17,259
  Take-Two Interactive Software,
    Inc.*...............................     3,300        93,522
  The InterCept Group, Inc.*............     1,800        15,048
  THQ, Inc.*............................     4,900        88,200
  TIBCO Software, Inc.*.................     8,300        42,247
  Transaction Systems Architects, Inc.
    Class A*............................     2,500        22,400
  Ulticom, Inc.*........................     2,900        27,550
  Ultimate Software Group, Inc.*........     2,100        10,523
  Vastera, Inc.*........................     4,800        28,656
  Witness Systems, Inc.*................     5,000        25,850
                                                     -----------
                                                       3,326,939
                                                     -----------

COMPUTERS -- 0.1%
  Gateway, Inc.*........................     5,000        18,250
  Palm, Inc.*...........................     2,648        43,083
                                                     -----------
                                                          61,333
                                                     -----------

CONSUMER PRODUCTS -- 0.8%
  Blyth, Inc............................     2,800        76,160
  Central Garden & Pet Co.*.............     1,700        40,545
  CNS, Inc.*............................     1,900        16,150
  Department 56, Inc.*..................     1,500        22,995
  Fossil, Inc.*.........................     4,650       109,554
  IDEXX Laboratories, Inc.*.............     2,400        80,496
  Jarden Corp.*.........................     1,300        35,971
  Maxwell Shoe Co., Inc. Class A*.......     1,100        15,840
  Playtex Products, Inc.*...............     6,100        39,162
  Russ Berrie & Co., Inc................     1,600        58,416
  The Scotts Co. Class A*...............       600        29,700
  The Yankee Candle Co., Inc.*..........     3,300        76,626
  Tupperware Corp.......................     2,500        35,900
                                                     -----------
                                                         637,515
                                                     -----------

CONTAINERS & GLASS -- 0.3%
  Crown Holdings, Inc.*.................    10,800        77,112
  Owens-Illinois, Inc.*.................     7,300   $   100,521
  Silgan Holdings, Inc.*................     2,600        81,328
                                                     -----------
                                                         258,961
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

CONTAINERS-PAPER/PLASTIC -- 0.1%
  Graphic Packaging International
    Corp.*..............................     3,900        17,589
  Longview Fibre Co.....................     3,600        29,520
  Packaging Dynamics Corp.*.............       320         2,317
  Rock-Tenn Co. Class A.................     3,800        64,410
                                                     -----------
                                                         113,836
                                                     -----------

CONSTRUCTION MATERIALS -- 0.0%
  U.S. Concrete, Inc.*..................     3,800        14,592
                                                     -----------

DISTRIBUTION/WHOLESALE -- 0.9%
  Advanced Marketing Services, Inc......     1,700        22,100
  Aviall, Inc.*.........................     2,000        22,740
  Bell Microproducts, Inc.*.............     1,700         7,259
  Brightpoint, Inc.*....................     1,400        17,220
  Building Materials Holding Corp.......     1,800        26,658
  Central European Distribution
    Corp.*..............................       900        18,126
  Handleman Co.*........................     2,700        43,200
  Hughes Supply, Inc....................     1,900        65,930
  International Multifoods Corp.*.......     1,900        43,529
  Keystone Automotive Industries,
    Inc.*...............................     1,700        31,042
  Nash-Finch Co.........................     1,200        19,980
  NuCo2, Inc.*..........................     1,800        16,938
  Owens & Minor, Inc....................     3,400        75,990
  ScanSource, Inc.*.....................     1,200        32,100
  SCP Pool Corp.*.......................     2,050        70,520
  United Natural Foods, Inc.*...........     1,900        53,466
  United Stationers, Inc.*..............     2,400        86,808
  Watsco, Inc...........................     2,200        36,432
                                                     -----------
                                                         690,038
                                                     -----------

DIVERSIFIED OPERATIONS -- 2.2%
  Actuant Corp. Class A.................     1,600        75,712
  Acuity Brands, Inc....................       800        14,536
  AMERCO*...............................     2,600        18,512
  Barnes Group, Inc.....................     2,700        58,752
  Carlisle Cos., Inc....................     1,200        50,592
  Cornell Corrections, Inc.*............     1,700        25,738
  Digimarc Corp.*.......................     2,100        32,970
  ESCO Technologies, Inc.*..............     1,100        48,400
  Esterline Technologies Corp.*.........     1,700        29,597
  Federal Signal Corp...................     5,800       101,906
  Florida East Coast Industries, Inc....     1,000        25,550
  Griffon Corp.*........................     3,650        58,400
  Kroll, Inc.*..........................     2,702        73,116
  Lancaster Colony Corp.................     1,100        42,526
  Lydall, Inc.*.........................     1,800        19,260
  Mathews International Corp. Class A...     2,500        61,900
  Myers Industries, Inc.................     2,407        22,866
  NACCO Industries, Inc. Class A........       800        47,152
  PerkinElmer, Inc......................    10,033       138,556
  Roper Industries, Inc.................     2,200        81,840
  Sensient Technologies Corp............     4,300        98,857

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
DIVERSIFIED OPERATIONS  (CONTINUED)
  SPS Technologies, Inc.*...............     1,300   $    35,152
  Standex International Corp............     1,700        35,700
  Sturm, Ruger & Co., Inc...............     2,700        27,000
  Tredegar Corp.........................     3,800        56,962
  Trinity Industries, Inc...............     3,700        68,487
  Universal Corp........................     2,800       118,440
  UNOVA, Inc.*..........................     5,000        55,500
  Vector Group Ltd......................     4,290        75,075
  Volt Information Sciences, Inc.*......     1,100        15,015
  Walter Industries, Inc................     4,400        51,700
  World Fuel Services Corp..............       900        22,131
                                                     -----------
                                                       1,687,900
                                                     -----------

EDUCATION -- 0.6%
  Education Management Corp.*...........       900        47,862
  ITT Educational Services, Inc.*.......     3,200        93,600
  Learning Tree International, Inc.*....     2,400        37,512
  Renaissance Learning, Inc.*...........     3,600        78,840
  Strayer Education, Inc................     1,600       127,120
  Sylvan Learning Systems, Inc.*........     3,600        82,224
                                                     -----------
                                                         467,158
                                                     -----------

ELECTRIC UTILITIES -- 0.1%
  DQE, Inc..............................     4,500        67,815
  Weststar Energy, Inc..................     1,400        22,722
                                                     -----------
                                                          90,537
                                                     -----------

ELECTRICAL EQUIPMENT -- 1.8%
  Advanced Energy Industries, Inc.*.....     1,900        27,075
  Artesyn Technologies, Inc.*...........     5,000        28,050
  Avid Technology, Inc.*................     2,900       101,703
  Axcelis Technologies, Inc.*...........     9,800        59,976
  Belden, Inc...........................     2,300        36,547
  C&D Technologies, Inc.................     2,800        40,208
  Cable Design Technologies Corp.*......     4,900        35,035
  Celeritek, Inc.*......................     1,200         8,784
  Checkpoint Systems, Inc.*.............     3,000        42,450
  Cohu, Inc.............................     2,500        39,000
  Credence Systems Corp.*...............     3,180        26,935
  FLIR Systems, Inc.*...................     4,400       132,660
  Genlyte Group, Inc.*..................     1,400        48,958
  GrafTech International Ltd.*..........     4,500        24,525
  Helix Technology Corp.................     2,900        38,367
  Input/Output, Inc.*...................     4,100        22,058
  Intermagnetics General Corp...........     2,010        39,878
  Invision Technologies, Inc.*..........     2,000        49,700
  Lincoln Electric Holdings, Inc........     4,400        89,804
  Littelfuse, Inc.*.....................     2,000        44,720
  LTX Corp.*............................     4,000        34,480
  Meade Instruments Corp.*..............     3,300        10,560
  Measurement Specialties, Inc.*........       800         4,200
  Paxar Corp.*..........................     4,700        51,700
  Photon Dynamics, Inc.*................     1,900        52,497
  Power Integrations, Inc.*.............     2,700        65,664
  Power-One, Inc.*......................     4,100        29,315
                                           SHARES      VALUE+
----------------------------------------------------------------
  Rogers Corp.*.........................     1,400   $    46,620
  SBS Technologies, Inc.*...............     1,700        16,713
  SIPEX Corp.*..........................     3,600        17,640
  Veeco Instruments, Inc.*..............     3,500        59,605
  Vicor Corp.*..........................     3,700        35,520
  Woodhead Industries, Inc..............       800        10,016
                                                     -----------
                                                       1,370,963
                                                     -----------

ELECTRONICS -- 5.5%
  Actel Corp.*..........................     2,900        59,450
  Aeroflex, Inc.*.......................     4,800        37,152
  Alliance Semiconductor Corp.*.........     3,300        15,972
  AMETEK, Inc...........................     3,000       109,950
  Analogic Corp.........................     1,700        82,892
  Anixter International, Inc.*..........     2,600        60,918
  Artisan Components, Inc.*.............     1,700        38,437
  Asyst Technologies, Inc.*.............     2,000        13,380
  ATMI, Inc.*...........................     3,100        77,407
  Audiovox Corp. Class A*...............     2,600        29,094
  Avnet, Inc.*..........................     1,799        22,811
  Benchmark Electronics, Inc.*..........     2,200        67,672
  Brooks Automation, Inc.*..............     3,724        42,230
  Caliper Technologies Corp.*...........     2,200        10,010
  ChipPAC, Inc.*........................     9,800        75,166
  Cirrus Logic, Inc.*...................     7,500        30,150
  Coherent, Inc.*.......................     2,300        55,039
  CompuDyne Corp.*......................     1,100        10,252
  Cree, Inc.*...........................     5,100        83,028
  CTS Corp..............................     3,300        34,485
  Cubic Corp............................     3,200        71,104
  Cymer, Inc.*..........................     3,400       107,304
  Cypress Semiconductor Corp.*..........     4,000        48,000
  Daktronics, Inc.*.....................     2,000        32,700
  DSP Group, Inc........................     3,300        71,049
  DuPont Photomasks, Inc.*..............     1,400        26,362
  Electro Scientific Industries,
    Inc.*...............................     2,800        42,448
  Emerson Radio Corp.*..................     3,200        21,504
  Energy Conversion Devices, Inc.*......     3,000        27,300
  Entegris, Inc.*.......................     7,800       104,832
  ESS Technology, Inc.*.................     4,400        42,900
  Exar Corp.*...........................     3,100        49,073
  Excel Technology, Inc.*...............     1,100        25,113
  Fargo Electronics, Inc.*..............     1,700        16,541
  Genesis Microchip, Inc.*..............     3,100        41,974
  GlobespanVirata, Inc.*................     6,600        54,450
  II-VI, Inc.*..........................     1,700        39,236
  InFocus Corp.*........................     3,900        18,408
  Innovex, Inc.*........................     1,400        14,140
  Integrated Device Technology, Inc.*...     5,800        64,090
  Integrated Silicon Solution, Inc.*....     2,200        15,268
  Itron, Inc.*..........................     2,000        43,120
  IXYS Corp.*...........................     4,400        35,068
  KEMET Corp.*..........................     6,000        60,600
  Kopin Corp.*..........................     8,300        50,796
  Lattice Semiconductor Corp.*..........     5,459        44,928
  LeCroy Corp.*.........................     1,300        12,558

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRONICS  (CONTINUED)
  Lifeline Systems, Inc.*...............       900   $    25,560
  LSI Industries, Inc...................     1,600        17,760
  MagneTek, Inc.*.......................     2,700         6,858
  Manufacturers' Services Ltd.*.........     2,400        11,640
  Mattson Technology, Inc.*.............     4,500        13,905
  Methode Electronics, Inc. Class A.....     3,100        33,325
  Micrel, Inc.*.........................    10,100       104,939
  Microsemi Corp.*......................     1,400        22,400
  MKS Instruments, Inc.*................     4,600        83,122
  Molecular Devices Corp.*..............     2,370        37,707
  Monolithic System Technology, Inc.*...     1,800        16,308
  Nassda Corp.*.........................     3,600        27,792
  Newport Corp.*........................     4,200        62,160
  Nu Horizons Electronics Corp.*........     2,200        13,200
  Oak Technology, Inc.*.................     5,000        31,050
  OmniVision Technologies, Inc.*........     2,300        71,760
  ON Semiconductor Corp.*...............    12,200        32,940
  OSI Systems, Inc.*....................     1,300        20,878
  Park Electrochemical Corp.............     2,100        41,895
  Parlex Corp.*.........................       800         6,153
  Parthusceva, Inc.*....................       800         6,520
  Pemstar, Inc.*........................     5,000        20,950
  Pericom Semiconductor Corp.*..........     2,800        26,040
  Photronics, Inc.*.....................     3,500        61,075
  Pioneer-Standard Electronics, Inc.....     2,200        18,656
  Pixelworks, Inc.*.....................     3,400        20,196
  Planar Systems, Inc.*.................     1,100        21,516
  PMC-Sierra, Inc.*.....................    10,000       117,300
  Rambus, Inc.*.........................     8,900       147,473
  Richardson Electronics, Ltd...........     1,100         8,910
  Rudolph Technologies, Inc.*...........     1,600        25,536
  Silicon Image, Inc.*..................    10,000        55,800
  Siliconix, Inc.*......................     3,300       119,130
  Skyworks Solutions, Inc.*.............    12,400        83,948
  Spectrum Control, Inc.*...............     1,200         6,744
  Supertex, Inc.*.......................       700        12,859
  Technitrol, Inc.......................     4,000        60,200
  Thomas & Betts Corp.*.................     2,300        33,235
  Three-Five Systems, Inc.*.............     1,500        10,350
  Trimble Navigation Ltd.*..............     3,800        87,134
  TriQuint Semiconductor, Inc.*.........     7,500        31,200
  Ultimate Electronics, Inc.*...........     1,600        20,512
  Ultratech Stepper, Inc................     3,200        59,168
  Universal Display Corp.*..............     3,100        27,652
  Universal Electronics, Inc.*..........     2,100        26,628
  Vialta, Inc.*.........................     1,952           644
  Vitesse Semiconductor Corp.*..........     5,000        24,600
  White Electronic Designs Corp.*.......     2,700        28,593
  Wilson Greatbatch Technologies,
    Inc.*...............................     2,400        86,640
  Xicor, Inc.*..........................     2,800        17,556
  Zoran Corp.*..........................     3,000        57,630
  Zygo Corp.*...........................     1,900        15,200
                                                     -----------
                                                       4,157,308
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

ENERGY -- 0.3%
  BayCorp Holdings Ltd.*................        68   $       945
  CONSOL Energy, Inc....................     4,700       106,878
  KFx, Inc.*............................     3,500        13,580
  Plug Power, Inc.*.....................     5,600        26,152
  Proton Energy Systems, Inc............     4,700        10,058
  Quantum Fuel Systems Technologies
    Worldwide, Inc.*....................       700         1,561
  South Jersey Industries, Inc..........     1,500        55,275
  Watts Industries, Inc. Class A........     1,500        26,775
                                                     -----------
                                                         241,224
                                                     -----------

ENVIROMENTAL SERVICES -- 0.2%
  Calgon Carbon Corp....................     3,100        17,825
  Duratek, Inc.*........................     1,900        14,877
  Headwaters, Inc.*.....................     3,500        51,415
  Rollins, Inc..........................     4,500        84,825
                                                     -----------
                                                         168,942
                                                     -----------

FACILITY SERVICES -- 0.1%
  ABM Industries, Inc...................     4,900        75,460
                                                     -----------

FINANCIAL SERVICES -- 3.1%
  Advanta Corp. Class A.................     1,000         9,840
  Advanta Corp. Class B.................       900         9,054
  Affiliated Managers Group, Inc.*......       700        42,665
  American Capital Strategies Ltd.......     3,300        82,302
  American Home Mortgage Holdings,
    Inc.................................     1,200        23,496
  AmeriServ Financial, Inc..............     2,700        10,260
  Ameritrade Holding Corp.*.............    14,000       103,740
  Cash America International, Inc.......     2,900        38,338
  Citizens Banking Corp.................       900        24,093
  City Holding Co.......................     2,300        67,321
  CoBiz, Inc............................     1,050        14,217
  Coinstar, Inc.*.......................     2,000        37,720
  CompuCredit Corp.*....................     4,700        57,105
  Credit Acceptance Corp.*..............     3,400        34,306
  Digital Insight Corp.*................     3,200        60,960
  E-Loan, Inc.*.........................     2,500        14,575
  eFunds Corp.*.........................     6,200        71,486
  eSPEED, Inc. Class A*.................     3,400        67,184
  Financial Federal Corp.*..............     3,000        73,200
  First Albany Cos., Inc................     1,147        14,257
  First Commonwealth Financial Corp.....     6,500        84,240
  Fremont General Corp..................     5,600        76,720
  Friedman, Billings, Ramsey Group, Inc.
    Class A.............................     1,400        18,760
  Gabelli Asset Management, Inc. Class
    A*..................................       500        18,050
  IndyMac Bancorp, Inc..................     2,800        71,176
  Interactive Data Corp.*...............     5,000        84,500
  Investment Technology Group, Inc.*....     2,400        44,640
  Irwin Financial Corp..................     2,800        72,520
  Jefferies Group, Inc..................     2,400       119,496
  Knight Trading Group, Inc.*...........     8,700        54,114
  Metris Cos., Inc......................     4,400        24,420
  National Processing, Inc.*............     7,600       122,208
  Netbank, Inc..........................     1,700        22,372

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
FINANCIAL SERVICES  (CONTINUED)
  New Century Financial Corp............     2,000   $    87,300
  PRG-Schultz International, Inc.*......     4,300        25,370
  Resource America, Inc.................     1,400        14,490
  Sky Financial Group, Inc..............       601        13,054
  Soundview Technology Group, Inc.*.....     1,000        10,120
  South Financial Group, Inc............     4,000        93,320
  Southwest Bancorporation of Texas,
    Inc.*...............................     3,000        97,530
  Stifel Financial Corp.................     1,100        13,266
  Susquehanna Bancshares, Inc...........     3,600        84,060
  SWS Group, Inc........................     1,634        32,925
  UICI*.................................     3,800        57,266
  Unizan Financial Corp.................     2,600        45,682
  Westwood Holdings Group, Inc..........       258         4,907
  WFS Financial, Inc.*..................     2,400        80,424
  World Acceptance Corp.*...............     3,800        61,864
                                                     -----------
                                                       2,390,913
                                                     -----------

FOOD & BEVERAGES -- 1.3%
  American Italian Pasta Co. Class A*...     1,400        58,310
  American States Water Co..............     1,350        36,855
  Corn Products International, Inc......     2,500        75,075
  Del Monte Foods Co.*..................     5,800        51,272
  Flowers Foods, Inc....................     4,050        80,028
  Green Mountian Coffee, Inc.*..........       600        11,400
  Hain Celestial Group, Inc.*...........     3,379        54,030
  Horizon Organic Holding Corp.*........       900        21,447
  Interstate Bakeries Corp..............     3,000        38,100
  J & J Snack Foods Corp.*..............     1,000        31,630
  Lance, Inc............................     4,900        44,737
  Panera Bread Co. Class A*.............     2,400        96,000
  Peet's Coffee & Tea, Inc.*............     1,700        29,682
  Performance Food Group Co.*...........     2,800       103,600
  Pilgrim's Pride Corp..................     2,500        24,175
  Ralcorp Holdings, Inc.*...............     2,700        67,392
  Sanderson Farms, Inc..................     1,200        33,720
  Scheid Vineyards, Inc. Class A*.......       100           300
  Tasty Baking Co.......................       800         8,400
  The Boston Beer Co., Inc. Class A*....       900        12,960
  The Robert Mondavi Corp. Class A*.....     1,000        25,310
  Triarc Cos., Inc.*....................     2,000        59,980
                                                     -----------
                                                         964,403
                                                     -----------

FOREST & PAPER PRODUCTS -- 0.5%
  Buckeye Technologies, Inc.*...........     2,800        19,040
  Caraustar Industries, Inc.............     2,800        22,428
  Chesapeake Corp.......................     2,000        43,700
  Deltic Timber Corp....................     1,000        28,450
  P.H. Glatfelter Co....................     4,400        64,900
  Pope & Talbot, Inc....................     2,800        30,940
  Schweitzer-Mauduit International,
    Inc.................................       800        19,312
  Universal Forest Products, Inc........     2,000        41,880
  Wausau-Mosinee Paper Corp.............     6,700        75,040
                                                     -----------
                                                         345,690
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

FUNERAL SERVICES -- 0.0%
  Stewart Enterprises, Inc. Class A*....     8,700   $    37,410
                                                     -----------

HEALTH CARE -- BIOTECHNOLOGY -- 3.9%
  Acacia Research-CombiMatrix*..........     1,228         2,935
  Aclara Biosciences, Inc.*.............     3,600        15,228
  Affymetrix, Inc.*.....................     3,500        68,985
  Alexion Pharmaceuticals, Inc.*........     2,200        37,510
  Antigenics, Inc.*.....................     3,600        41,472
  Arena Pharmaceuticals, Inc.*..........     3,600        23,904
  AtheroGenics, Inc.*...................     3,700        55,241
  BioMarin Pharmaceutical, Inc.*........     5,500        53,680
  BioSource International, Inc.*........     1,500        10,350
  BioSphere Medical, Inc.*..............     2,500        15,000
  Cambrex Corp..........................     2,300        52,946
  Cell Genesys, Inc.*...................     3,200        27,648
  Ciphergen Biosystems, Inc.*...........     2,400        24,600
  Conceptus, Inc.*......................     2,300        32,315
  Cryolife, Inc.*.......................     2,300        23,805
  CUNO, Inc.*...........................     1,500        54,180
  CuraGen Corp.*........................     5,900        32,745
  Digene Corp.*.........................     1,300        35,399
  Diversa Corp.*........................     5,400        53,082
  Emisphere Technologies, Inc.*.........     2,500         9,000
  Enzo Biochem, Inc.....................     4,151        89,322
  Enzon, Inc.*..........................     4,700        58,844
  Exact Sciences Corp.*.................     2,100        23,016
  Exelixis, Inc.*.......................     4,600        31,924
  Gene Logic, Inc.*.....................     4,300        25,671
  Genelabs Technologies, Inc.*..........     5,000         7,500
  Genencor International, Inc.*.........     7,000       115,290
  Genta, Inc.*..........................     4,700        62,604
  Geron Corp.*..........................     3,500        25,760
  Guilford Pharmaceuticals, Inc.*.......     3,000        13,620
  Harvard Bioscience, Inc.*.............     3,900        14,820
  ICOS Corp.*...........................     2,400        88,200
  ImClone Systems, Inc.*................     7,400       233,988
  Immunomedics, Inc.*...................     3,500        22,085
  Incyte Genomics, Inc.*................     6,700        31,088
  Integra LifeSciences Holdings*........     2,400        63,312
  InterMune, Inc.*......................     2,500        40,275
  Interpore International, Inc.*........     1,500        19,095
  Kosan Biosciences, Inc.*..............     3,300        19,470
  Lexicon Genetics, Inc.*...............     6,300        42,273
  Martek Biosciences Corp.*.............     1,700        72,998
  Matritech, Inc.*......................     3,100         7,204
  Maxygen, Inc.*........................     3,100        34,007
  Medarex, Inc.*........................     9,400        61,946
  Myriad Genetics, Inc.*................     2,400        32,664
  Nabi Biopharmaceuticals*..............     3,400        23,324
  Neose Technologies, Inc.*.............     1,800        18,018
  Novavax, Inc.*........................     3,300        18,381
  Pharmaceutical Product Development,
    Inc.*...............................     4,800       137,904
  PRAECIS Pharmaceuticals, Inc.*........     6,800        33,320
  Progenics Pharmaceuticals, Inc.*......     1,900        28,614

 36
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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE  (CONTINUED)
  Protein Design Labs, Inc.*............     2,700   $    37,746
  Regeneration Technologies, Inc.*......     3,700        49,173
  Regeneron Pharmaceuticals, Inc.*......     4,900        77,175
  Savient Pharmaceuticals, Inc.*........     5,800        26,912
  Seattle Genetics, Inc.*...............     3,100        15,965
  Serologicals Corp.*...................     2,400        32,712
  Tanox, Inc.*..........................     4,400        70,620
  Techne Corp.*.........................     1,700        51,578
  Telik, Inc.*..........................     3,400        54,638
  The Medicines Co.*....................     4,800        94,512
  Third Wave Technologies, Inc.*........     4,700        21,150
  Transkaryotic Therapies, Inc.*........     3,100        35,774
  Trimeris, Inc.........................     1,900        86,792
  Vicuron Phamaceuticals, Inc.*.........     2,900        41,122
  VISX, Inc.*...........................     4,100        71,135
                                                     -----------
                                                       2,933,566
                                                     -----------

HEALTH CARE -- DRUGS -- 3.7%
  aaiPharma, Inc.*......................     3,000        59,640
  Accredo Health, Inc.*.................     1,950        42,510
  Adolor Corp.*.........................     3,400        41,718
  Alkermes, Inc.*.......................     8,400        90,300
  Alpharma, Inc. Class A................     2,800        60,480
  Alteon, Inc.*.........................     4,500        21,825
  American Pharmaceutical Partners,
    Inc.*...............................     4,100       138,990
  Amylin Pharmaceuticals, Inc.*.........     6,400       140,096
  Andrx Group*..........................     2,800        55,720
  Array BioPharma, Inc.*................     3,000         9,450
  Atrix Laboratories, Inc.*.............     2,900        63,771
  Bradley Pharmaceuticals, Inc. Class
    A*..................................       700        11,550
  Cell Therapeutics, Inc.*..............     3,600        35,028
  Cellegy Pharmaceuticals, Inc.*........     2,200        11,066
  CIMA Labs, Inc.*......................     1,700        45,713
  CollaGenex Pharmaceuticals, Inc.*.....     1,500        20,145
  Connetics Corp.*......................     4,400        65,868
  Corixa Corp.*.........................     4,901        37,885
  Cubist Pharmaceuticals, Inc.*.........     4,000        42,640
  CV Therapeutics, Inc.*................     3,000        88,980
  D & K Healthcare Resources, Inc.......     1,200        19,368
  Dendreon Corp.*.......................     3,500        20,790
  First Horizon Pharmaceutical Corp.*...     4,600        18,170
  ICN Pharmaceuticals, Inc..............     7,500       125,700
  ILEX Oncology, Inc.*..................     2,500        48,525
  ImmunoGen, Inc.*......................     5,000        21,350
  Impax Laboratories, Inc.*.............     4,700        56,353
  Indevus Pharmaceuticals, Inc.*........     4,100        25,584
  Isis Pharmaceuticals, Inc.*...........     4,300        22,790
  K-V Pharmaceutical Co. Class A*.......     2,800        77,840
  Kos Pharmaceuticals, Inc.*............     2,300        53,981
  Lannett Co., Inc.*....................     2,050        48,052
  Ligand Pharmaceuticals, Inc. Class
    B*..................................     9,700       131,823
  Maxim Pharmaceuticals, Inc.*..........     3,300        18,975
  Medicis Pharmaceutical Corp. Class
    A...................................       800        45,360
  NeoPharm, Inc.........................     1,449        20,068
                                           SHARES      VALUE+
----------------------------------------------------------------
  Neurocrine Biosciences, Inc.*.........     1,500   $    74,910
  Neurogen Corp.*.......................     3,000        13,680
  NPS Pharmaceuticals, Inc.*............     4,100        99,794
  Onyx Pharmaceuticals, Inc.*...........     1,700        20,961
  OSI Pharmaceuticals, Inc.*............     3,600       115,956
  Pain Therapeutics, Inc.*..............     2,400        15,504
  Penwest Pharmaceuticals Co.*..........       800        19,496
  Pharmaceutical Resources, Inc.*.......     1,500        72,990
  Pharmacopeia, Inc.*...................     2,600        21,450
  Pharmacyclics, Inc.*..................     1,100         5,214
  POZEN, Inc.*..........................     1,700        18,666
  Priority Healthcare Corp. Class B*....     3,000        55,650
  SciClone Pharmaceuticals, Inc.*.......     5,500        47,080
  Sepracor, Inc.*.......................     8,400       151,452
  Super-Gen, Inc.*......................     3,000        16,200
  The Quigley Corp.*....................     2,100        16,737
  Tularik, Inc.*........................     5,600        55,664
  United Therapeutics Corp.*............     2,000        43,560
  Vertex Pharmaceuticals, Inc.*.........     1,558        22,747
  ViroPharma, Inc.*.....................     2,400         6,240
  VIVUS, Inc.*..........................     3,200        16,448
  Zymogenetics, Inc.*...................     2,800        32,592
                                                     -----------
                                                       2,781,095
                                                     -----------

HEALTH CARE -- PRODUCTS -- 4.2%
  1-800 CONTACTS, Inc.*.................     1,300        31,824
  Abaxis, Inc.*.........................     2,800        18,060
  Abgenix, Inc.*........................     7,000        73,430
  ABIOMED, Inc.*........................     2,700        14,769
  Aksys Ltd.*...........................     2,000        25,900
  ALARIS Medical, Inc.*.................     6,500        84,175
  Align Technology, Inc.*...............     4,300        53,965
  American Medical Systems Holdings,
    Inc.*...............................     4,400        74,228
  Arrow International, Inc..............     2,000        88,300
  ArthroCare Corp.*.....................     1,600        26,816
  Aspect Medical Systems, Inc.*.........     3,200        23,616
  AVI BioPharma, Inc.*..................     1,800        11,034
  Bentley Pharmaceuticals, Inc.*........     1,300        17,095
  BioLase Technology, Inc.*.............     2,600        27,898
  Biosite Diagnostics, Inc.*............     1,200        57,720
  Bone Care International, Inc.*........     1,700        23,630
  Bruker Daltonics, Inc.*...............     4,400        23,452
  Cantel Medical Corp.*.................       900        12,078
  CardioDynamics International Corp.*...     2,300         7,843
  Cerus Corp.*..........................     1,700        12,801
  Cholestech Corp.*.....................     1,700        16,779
  Closure Medical Corp.*................     1,800        33,984
  Columbia Laboratories, Inc.*..........     2,900        32,625
  CONMED, Corp.*........................     2,550        46,563
  Cooper Cos., Inc......................     5,600       194,712
  Cyberonics, Inc.*.....................     3,100        66,681
  Cytyc Corp.*..........................     3,700        38,924
  Datascope Corp........................     1,500        44,295
  Diagnostic Products Corp..............     1,700        69,785
  DJ Orthopedics, Inc.*.................     3,800        41,648
  Endocare, Inc.*.......................     2,000         8,200

                                                                              37
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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE  (CONTINUED)
  EPIX Medical, Inc.*...................     1,500   $    21,225
  Esperion Therapeutics, Inc.*..........     4,100        80,319
  Haemonetics Corp.*....................     2,100        39,270
  Hanger Orthopedic Group, Inc.*........     2,100        24,045
  Henry Schein, Inc.*...................       800        41,872
  ICU Medical, Inc.*....................     1,250        38,937
  Immucor, Inc.*........................     1,050        22,880
  Inspire Pharmaceuticals, Inc.*........     4,300        46,440
  Invacare Corp.........................     1,400        46,200
  Kensey Nash Corp.*....................     1,300        33,800
  Landauer, Inc.........................       800        33,464
  Luminex Corp.*........................     2,600        13,416
  Matrixx Initiatives, Inc.*............     1,400         9,282
  Medical Action Industries, Inc.*......       900        14,697
  Mentor Corp...........................     4,600        89,148
  Meridian Bioscience, Inc.*............     2,000        18,220
  Merit Medical Systems, Inc.*..........     2,500        49,950
  MGI Pharma, Inc.*.....................     3,000        76,890
  Microtek Medical Holdings, Inc.*......     4,200         8,820
  Nastech Pharmaceutical Co., Inc.*.....       900         9,000
  Nektar Therapeutics*..................     6,600        60,918
  North American Scientific, Inc.*......       900         6,894
  Noven Pharmaceuticals, Inc.*..........     2,900        29,696
  Nutraceutical International Corp.*....     1,300        13,975
  Ocular Sciences, Inc.*................     2,078        41,248
  OraSure Technologies, Inc.*...........     4,500        33,570
  OrthoLogic Corp.*.....................     3,000        13,770
  Osteotech, Inc.*......................     1,400        19,026
  Perrigo Co............................     2,900        45,356
  PolyMedica Corp.......................     1,500        68,685
  Possis Medical, Inc.*.................     1,200        16,464
  PSS World Medical, Inc.*..............     7,800        44,850
  Quidel Corp.*.........................     3,900        24,258
  ResMed, Inc.*.........................     2,600       101,920
  Respironics, Inc.*....................     3,000       112,560
  SangStat Medical Corp.*...............     2,100        27,489
  Sola International, Inc.*.............     2,900        50,460
  Sonic Innovations, Inc.*..............     2,200         7,942
  STAAR Surgical Co.*...................       900        10,440
  Synovis Life Technologies, Inc.*......     1,300        25,662
  Theragenics Corp.*....................     1,800         7,740
  Therasense, Inc.*.....................     2,500        25,000
  Thoratec Corp.*.......................     6,202        92,410
  TriPath Imaging, Inc.*................     3,400        23,222
  USANA Health Sciences, Inc.*..........       500        22,105
  Ventana Medical Systems, Inc.*........     2,000        54,360
  Vital Signs, Inc......................       900        23,364
  West Pharmaceutical Services, Inc.....     2,000        49,000
  Wright Medical Group, Inc.*...........     4,300        81,700
  Zoll Medical Corp.*...................       900        30,204
                                                     -----------
                                                       3,184,993
                                                     -----------
HEALTH CARE -- SERVICES -- 2.6%
  Albany Molecular Research, Inc.*......     3,200        48,320
                                           SHARES      VALUE+
----------------------------------------------------------------
  Alliance Imaging, Inc.*...............     5,000   $    22,000
  Allscripts Heathcare Solutions,
    Inc.*...............................     2,700         9,909
  American Healthways, Inc.*............     1,400        50,568
  American Medical Security Group,
    Inc.*...............................     1,000        19,100
  Amerigroup Corp.*.....................       800        29,760
  AmSurg Corp.*.........................     2,900        88,450
  Angelica Corp.........................       800        13,560
  Beverly Enterprises, Inc.*............     9,600        33,600
  BioReliance Corp.*....................       900        19,080
  Celera Genomics Group -- Applera
    Corp.*..............................       501         5,170
  Centene Corp.*........................     1,500        58,350
  Cerner Corp.*.........................     1,400        32,130
  CHRONIMED, Inc.*......................     1,500        14,745
  Covance, Inc.*........................     3,000        54,300
  Curative Health Services, Inc.*.......     1,300        22,100
  DaVita, Inc.*.........................     1,600        42,848
  Discovery Partners International*.....     5,000        22,200
  Dynacq International, Inc.*...........     1,313        21,840
  Hooper Holmes, Inc....................     5,900        37,996
  IDX Systems Corp.*....................     2,900        45,008
  IGEN International, Inc.*.............     1,800        56,520
  IMPATH, Inc.*.........................     1,700        24,038
  InterDent, Inc.*......................        50             3
  Kendle International, Inc.*...........     2,300        14,260
  Kindred Healthcare, Inc.*.............     2,100        37,464
  LabOne, Inc.*.........................       800        17,248
  LCA-Vision, Inc.*.....................     2,000        17,960
  Matria Healthcare, Inc.*..............     1,000        17,650
  MedQuist, Inc.*.......................     3,300        66,792
  MIM Corp.*............................     2,600        16,978
  NDCHealth Corp........................     4,500        82,575
  Odyssey Healthcare, Inc.*.............     3,100       114,700
  Option Care, Inc.*....................     1,250        14,413
  Orthodontic Centers of America,
    Inc.*...............................     4,100        32,841
  PacifiCare Health Systems, Inc.*......     2,400       118,392
  PAREXEL International Corp.*..........     2,200        30,690
  Pediatrix Medical Group, Inc.*........     1,400        49,910
  Prime Medical Services, Inc.*.........     1,600         7,520
  Province Healthcare Co.*..............     3,850        42,619
  RehabCare Group, Inc.*................     1,400        20,510
  Select Medical Corp.*.................     4,600       114,218
  SFBC International, Inc.*.............       800        14,480
  Sierra Health Services, Inc.*.........     3,300        66,000
  Specialty Laboratories, Inc.*.........     2,600        26,650
  STERIS Corp.*.........................     1,300        30,017
  Sunrise Assisted Living, Inc.*........     2,000        44,760
  The TriZetto Group, Inc.*.............     3,100        18,724
  U.S. Physical Therapy, Inc.*..........     1,800        23,004
  United Surgical Partners
    International, Inc..................     1,100        24,849
  US Oncology, Inc.*....................     6,600        48,774
  VCA Antech, Inc.*.....................     3,700        72,409
  VitalWorks, Inc.*.....................     4,300        16,985
                                                     -----------
                                                       1,974,987
                                                     -----------

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
HOUSEHOLD PRODUCTS -- 0.4%
COMMON STOCKS  (CONTINUED)
HOUSEHOLD PRODUCTS  (CONTINUED)
  American Woodmark Corp................     1,000   $    46,560
  Applica, Inc..........................     2,800        23,800
  Bassett Furniture Industries, Inc.....     1,500        19,920
  Church & Dwight Co., Inc..............     1,600        52,368
  Enesco Group, Inc.*...................     1,500        11,100
  Kimball International, Inc. Class B...     2,200        34,320
  Libbey, Inc...........................     1,600        36,320
  Oneida Ltd............................     1,500        10,125
  Quaker Fabric Corp....................     2,400        15,840
  Restoration Hardware, Inc.*...........     3,000        13,500
  Salton, Inc.*.........................     1,900        17,138
                                                     -----------
                                                         280,991
                                                     -----------

INSTRUMENTS -- SCIENTIFIC -- 0.2%
  Advanced Neuromodulation Systems,
    Inc.*...............................     1,000        51,770
  Cepheid, Inc.*........................     5,900        29,146
  FEI Co.*..............................     1,400        26,264
  Microvision, Inc.*....................     1,800        11,160
  SurModics, Inc.*......................     1,900        57,950
  X-Rite, Inc...........................     1,300        12,883
                                                     -----------
                                                         189,173
                                                     -----------

INSURANCE -- 2.0%
  Alfa Corp.............................     4,000        50,840
  Allmerica Financial Corp..............     5,000        89,950
  American Physicians Capital, Inc.*....       700        16,975
  AmerUs Group Co.......................     1,600        45,104
  Argonaut Group, Inc...................     2,600        32,058
  Citizens, Inc. Class A................     3,970        28,862
  CNA Surety Corp.......................     4,400        43,340
  Cobalt Corp.*.........................     4,200        86,310
  Crawford & Co. Class A................       800         3,880
  Crawford & Co. Class B................     1,300         6,383
  Delphi Financial Group, Inc. Class
    A...................................     1,100        51,480
  FBL Financial Group, Inc. Class A.....     1,000        20,150
  FPIC Insurance Group, Inc.*...........     1,400        19,418
  Harleysville Group, Inc...............     2,900        66,758
  HCC Insurance Holdings, Inc...........     1,000        29,570
  HealthExtras, Inc.*...................     3,100        24,242
  Hilb, Rogal & Hamilton Co.............     1,600        54,464
  Horace Mann Educators Corp............     3,700        59,681
  LandAmerica Financial Group, Inc......     1,700        80,750
  Ohio Casualty Corp.*..................     3,600        47,448
  Philadelphia Consolidated Holding
    Corp.*..............................     1,900        76,760
  PMA Capital Corp. Class A.............     2,500        31,425
  Presidential Life Corp................     3,200        45,152
  ProAssurance Corp.*...................     2,600        70,174
  Reinsurance Group of America, Inc.....       500        16,050
  RLI Corp..............................     2,000        65,800
  RTW, Inc.*............................       250           897
  Selective Insurance Group, Inc........     2,600        65,130
  State Auto Financial Corp.............     4,300        96,535
  Stewart Information Services Corp.*...     1,500        41,775
                                           SHARES      VALUE+
----------------------------------------------------------------
  The Commerce Group, Inc...............     1,300   $    47,060
  The Phoenix Companies, Inc............     2,500        22,575
  Triad Guaranty, Inc.*.................     1,400        53,130
  Universal American Financial Corp.*...     6,400        40,768
  Vesta Insurance Group, Inc............     4,700        10,810
  Zenith National Insurance Corp........       500        14,250
                                                     -----------
                                                       1,555,954
                                                     -----------

INTERNET SERVICES -- 2.4%
  1-800-FLOWERS.COM, Inc. Class A*......     2,200        18,128
  Alloy Online, Inc.*...................     4,300        27,735
  Answerthink, Inc.*....................     4,100         7,913
  Ask Jeeves, Inc.*.....................     5,000        68,750
  Autobytel, Inc.*......................     3,400        21,216
  CACI International, Inc. Class A*.....     2,200        75,460
  CNET Networks, Inc.*..................     4,200        26,166
  Digital River, Inc.*..................     3,400        65,620
  DoubleClick, Inc.*....................     4,100        37,925
  Drugstore.com, Inc.*..................     9,600        56,064
  E. piphany, Inc.*.....................     7,200        36,792
  Earthlink, Inc.*......................     9,000        71,010
  Entrust Technologies, Inc.*...........     3,100         9,114
  ePresence, Inc.*......................     3,500         8,505
  F5 Networks, Inc.*....................     3,100        52,235
  FreeMarkets, Inc.*....................     7,200        50,112
  GSI Commerce, Inc.*...................     3,500        23,380
  Harris Interactive, Inc.*.............     4,700        30,973
  iGATE Capital Corp.*..................     5,100        17,697
  Interwoven, Inc.*.....................     7,300        16,206
  j2 Global Communications, Inc.*.......     1,000        45,980
  LendingTree, Inc.*....................     2,700        66,096
  LookSmart Ltd.*.......................    12,100        34,243
  Neoforma, Inc.*.......................     1,300        14,196
  Net2Phone, Inc.*......................     4,800        20,784
  NetRatings, Inc.*.....................     2,300        21,022
  Overture Services, Inc.*..............     3,000        54,390
  PC-Tel, Inc.*.........................     1,300        15,418
  Priceline.com, Inc.*..................     3,900        87,321
  Real Networks, Inc.*..................    12,700        86,106
  Register.com, Inc.*...................     4,400        25,784
  Retek, Inc.*..........................     5,200        33,280
  RSA Security, Inc.*...................     5,700        61,275
  S1 Corp.*.............................     6,400        25,856
  SafeNet, Inc.*........................       800        22,384
  SeeBeyond Technology Corp.*...........     9,900        22,869
  Selectica, Inc.*......................     3,600        11,412
  SonicWALL, Inc.*......................     8,700        41,760
  Stamps.com, Inc.*.....................     7,300        35,040
  Stellent, Inc.*.......................     1,600         8,640
  TheStreet.com, Inc.*..................     2,300        10,810
  United Online, Inc.*..................     4,500       114,030
  ValueClick, Inc.*.....................    10,000        60,300
  WatchGuard Technologies, Inc.*........     3,900        17,940
  WebEx Communications, Inc.*...........     5,300        73,935
  webMethods, Inc.*.....................     4,500        36,585

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
INTERNET SERVICES  (CONTINUED)
  Websense, Inc.*.......................     2,300   $    36,018
  ZixIt Corp.*..........................     2,200         8,294
                                                     -----------
                                                       1,812,769
                                                     -----------

LEISURE -- 1.8%
  Alliance Gaming Corp.*................     3,500        66,185
  Ambassadors Group, Inc.*..............     1,000        13,970
  AMC Entertainment, Inc.*..............     3,200        36,608
  Ameristar Casinos, Inc.*..............     2,400        51,240
  Argosy Gaming Co.*....................     4,100        85,731
  Atari, Inc.*..........................     4,900        21,805
  Aztar Corp.*..........................       800        12,888
  Bally Total Fitness Holding Corp.*....     2,600        23,478
  Bluegreen Corp.*......................     4,100        19,475
  Boca Resorts, Inc. Class A*...........     4,200        54,600
  Boyd Gaming Corp.*....................     5,000        86,300
  Choice Hotels International, Inc.*....     4,100       111,971
  Churchill Downs, Inc..................     1,000        38,310
  Dover Downs Gaming & Entertainment,
    Inc.................................       700         6,475
  Extended Stay America, Inc.*..........     2,800        37,772
  Gaylord Entertainment Co.*............     2,700        52,839
  Isle of Capri Casinos, Inc.*..........     1,800        29,754
  K2, Inc.*.............................     1,800        22,050
  Magna Entertainment Corp. Class A*....     2,000        10,000
  MTR Gaming Group, Inc.*...............     2,500        19,300
  Multimedia Games, Inc.*...............     1,450        36,975
  Nevada Gold & Casinos, Inc.*..........     2,000        16,640
  Penn National Gaming, Inc.*...........     1,600        32,880
  Prime Hospitality Corp.*..............     4,500        30,195
  ResortQuest International, Inc.*......     1,900         8,379
  Scientific Games Corp. Class A*.......     7,000        65,800
  Shuffle Master, Inc.*.................     1,650        48,493
  Six Flags, Inc.*......................     3,700        25,086
  Speedway Motorsports, Inc.............     3,400        91,120
  Station Casinos, Inc.*................     4,600       116,150
  Topps Co., Inc.*......................     4,500        38,655
  Vail Resorts, Inc.*...................     3,100        41,757
  WMS Industries, Inc.*.................     3,200        49,888
                                                     -----------
                                                       1,402,769
                                                     -----------

MACHINERY -- 2.0%
  A.O. Smith Corp.......................     1,800        50,670
  Alamo Group, Inc......................     1,000        12,220
  Albany International Corp. Class A....     2,500        68,500
  Applied Industrial Technologies,
    Inc.................................     1,900        40,090
  Astec Industries, Inc.*...............     2,400        20,928
  Baldor Electric Co....................     3,700        76,220
  BEI Technologies, Inc.................       800         9,600
  CARBO Ceramics, Inc...................     1,400        52,150
  Cascade Corp..........................     1,100        19,140
  Dril-Quip, Inc.*......................     1,400        25,480
  Flowserve Corp.*......................     3,900        76,713
  FSI International, Inc.*..............     3,500        13,650
                                           SHARES      VALUE+
----------------------------------------------------------------

  Gardner Denver, Inc.*.................     1,400   $    28,644
  Gehl Co.*.............................       800         8,160
  Gerber Scientific, Inc.*..............     2,900        19,314
  Global Power Equipment Group, Inc.*...     2,200        10,230
  Graco, Inc............................     1,850        59,200
  Gulf Islands Fabrication, Inc.*.......       700        11,844
  IDEX Corp.............................     2,600        94,224
  JLG Industries, Inc...................     5,200        35,360
  Joy Global, Inc.*.....................     2,400        35,448
  Kadant, Inc.*.........................     1,800        33,750
  Kennametal, Inc.......................     1,200        40,608
  Kulicke and Soffa Industries, Inc.*...     3,400        21,726
  Lone Star Technologies, Inc.*.........     3,100        65,658
  Lufkin Industries, Inc................       700        17,045
  Milacron, Inc.........................     3,500        17,115
  National-Oilwell, Inc.*...............       541        11,902
  Powell Industries, Inc.*..............     1,200        17,568
  Presstek, Inc.*.......................     4,000        24,920
  Regal-Beloit Corp.....................     2,000        38,200
  Robbins & Myers, Inc..................     1,100        20,350
  Sauer, Inc............................     2,700        29,025
  Semitool, Inc.*.......................     2,800        13,804
  Stewart & Stevenson Services, Inc.....     2,800        44,100
  SureBeam Corp. Class A*...............     5,000        13,250
  Tecumseh Products Co. Class A.........     1,700        65,127
  Tennant Co............................       700        25,725
  Terex Corp.*..........................     4,400        85,888
  The Manitowoc Co., Inc................     2,500        55,750
  Thomas Industries, Inc................       500        13,525
  Universal Compression Holdings,
    Inc.*...............................     2,500        52,150
  Woodward Governor Co..................     1,100        47,300
                                                     -----------
                                                       1,522,271
                                                     -----------

MANUFACTURING -- 1.6%
  Applied Films Corp.*..................     1,000        25,880
  AptarGroup, Inc.......................     1,800        64,800
  Briggs & Stratton Corp................     2,600       131,300
  CLARCOR, Inc..........................     3,000       115,650
  Cognex Corp.*.........................     3,800        84,930
  Encore Wire Corp.*....................     1,200        11,400
  Fedders Corp..........................     4,200        12,894
  Hologic, Inc.*........................     1,900        25,042
  Huffy Corp.*..........................     1,700        11,900
  Jacuzzi Brands, Inc...................     6,700        35,443
  JAKKS Pacific, Inc.*..................     2,000        26,580
  Lennox International, Inc.............     4,500        57,915
  Mykrolis Corp.*.......................     3,600        36,540
  Nordson Corp..........................     4,000        95,400
  Polaris Industries, Inc...............       500        30,700
  Quanex Corp...........................     1,800        53,496
  Quixote Corp..........................       900        22,977
  Rayovac Corp.*........................     3,500        45,325
  SonoSite, Inc.*.......................     2,000        39,900
  Sybron Dental Specialties, Inc.*......     4,200        99,120
  TTM Technologies, Inc.*...............     4,800        22,512
  Varco International, Inc.*............     1,000        19,600

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
MANUFACTURING  (CONTINUED)
  Varian, Inc.*.........................     3,700   $   128,279
  Wabtec Corp...........................     2,000        27,820
                                                     -----------
                                                       1,225,403
                                                     -----------

METALS & MINING -- 0.8%
  AMCOL International Corp..............     2,000        16,000
  Arch Coal, Inc........................     1,900        43,662
  Brush Engineered Materials, Inc.......     2,200        18,370
  Century Aluminum Co...................     2,100        14,763
  Cleveland-Cliffs, Inc.................     1,100        19,635
  Commercial Metals Co..................     2,800        49,812
  Commonwealth Industries, Inc..........     2,100         9,912
  Generale Cable Corp...................     3,300        17,820
  Hecla Mining Co.*.....................     7,500        31,725
  Intermet Corp.........................     2,300         7,751
  Kaydon Corp...........................     3,000        62,400
  Massey Energy Co......................     6,000        78,900
  MSC Industrial Direct Co., Inc. Class
    A*..................................     2,000        35,800
  Mueller Industries, Inc.*.............     2,100        56,931
  Royal Gold, Inc.......................     2,100        45,129
  RTI International Metals, Inc.*.......     2,100        22,743
  Stillwater Mining Co.*................     4,300        22,102
  USEC, Inc.............................     8,200        57,564
                                                     -----------
                                                         611,019
                                                     -----------

MULTIMEDIA -- 0.5%
  LodgeNet Entertainment Corp.*.........     1,500        16,425
  Macrovision Corp.*....................     3,600        71,712
  Martha Stewart Living Omnimedia, Inc.
    Class A*............................     1,900        17,841
  Media General, Inc. Class A...........       400        22,880
  Pegasus Communications Corp.*.........       500        14,790
  The Liberty Corp......................     1,400        59,500
  XM Satellite Radio Holdings, Inc.
    Class A*............................    10,900       120,445
  Young Broadcasting, Inc. Class A*.....     1,600        33,808
                                                     -----------
                                                         357,401
                                                     -----------

OFFICE EQUIPMENT -- 0.1%
  Global Imaging Systems, Inc.*.........     2,500        57,900
  IKON Office Solutions, Inc............     2,900        25,810
                                                     -----------
                                                          83,710
                                                     -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.2%
  Ennis Business Forms, Inc.............     1,600        23,280
  Interface, Inc........................     6,000        27,840
  New England Business Service, Inc.....     1,100        33,000
  Standard Register Co..................     2,800        46,144
                                                     -----------
                                                         130,264
                                                     -----------

OIL & GAS -- 4.1%
  AGL Resources, Inc....................     1,100        27,984
  Aquila, Inc...........................    15,300        39,474
  Atmos Energy Corp.....................     3,300        81,840
  ATP Oil & Gas Corp.*..................     2,800        17,640
  Atwood Oceanics, Inc.*................     1,400        38,010
                                           SHARES      VALUE+
----------------------------------------------------------------
  Berry Petroleum Co. Class A...........     1,900   $    34,105
  Cabot Oil & Gas Corp. Class A.........     3,200        88,352
  Cal Dive International, Inc.*.........     4,100        89,380
  Carrizo Oil & Gas, Inc.*..............     2,000        12,200
  Chesapeake Energy Corp................     2,000        20,200
  Cimarex Energy Co.*...................     1,200        28,500
  Clayton Williams Energy, Inc.*........       900        16,614
  Comstock Resources, Inc.*.............     2,600        35,568
  Denbury Resources, Inc.*..............     5,900        79,237
  Encore Aquisition Co.*................     3,000        57,450
  Energen Corp..........................       600        19,980
  Energy Partners Ltd.*.................     3,000        34,650
  Evergreen Resources, Inc.*............     1,700        92,327
  Forest Oil Corp.*.....................     1,450        36,424
  Frontier Oil Corp.....................     2,600        39,520
  Grey Wolf, Inc.*......................    13,500        54,540
  Hanover Compressor Co.*...............     7,200        81,360
  Harvest Natural Resources, Inc.*......     3,100        19,747
  Holly Corp............................     1,600        44,160
  Horizon Offshore, Inc.*...............     1,900         9,462
  Houston Exploration Co.*..............     1,800        62,460
  Hydril Co.*...........................     2,200        59,950
  Key Energy Services, Inc.*............     6,100        65,392
  Magnum Hunter Resources, Inc..........     7,500        59,925
  McMoRan Exploration Co................     2,100        23,394
  NATCO Group, Inc. Class A*............     2,200        15,026
  New Jersey Resources Corp.............     3,250       115,375
  Newpark Resources, Inc.*..............     5,600        30,688
  Nuevo Energy Co.*.....................     2,500        43,625
  Oceaneering International, Inc.*......     2,500        63,875
  Oil States International, Inc.*.......     5,300        64,130
  ONEOK, Inc............................     3,000        58,890
  Parallel Petroleum Corp.*.............     2,800        10,679
  Parker Drilling Co.*..................     3,700        10,767
  Patina Oil & Gas Corp.................     2,656        85,390
  Penn Virginia Corp....................       800        34,400
  Petroleum Development Corp.*..........     1,800        16,542
  Piedmont Natural Gas Co., Inc.........     1,300        50,453
  Plains Exploration & Production
    Co.*................................     3,345        36,160
  Plains Resources, Inc.................     3,400        48,110
  Prima Energy Corp.*...................     1,050        21,924
  Range Resources Corp.*................     4,800        30,096
  Remington Oil & Gas Corp.*............     3,100        56,978
  SEACOR SMIT, Inc.*....................     1,400        51,086
  SEMCO Energy, Inc.....................       300         1,746
  Southern Union Co.....................     4,355        73,774
  Southwestern Energy Co.*..............     2,600        39,026
  Spinnaker Exploration Co.*............     3,000        78,600
  St. Mary Land & Exploration Co........     2,500        68,250
  Stone Energy Corp.*...................     1,537        64,431
  Superior Energy Services, Inc.*.......     7,400        70,152
  Swift Energy Co.*.....................     1,600        17,600
  Tesoro Petroleum Corp.*...............     5,200        35,776
  The Meridian Resource Corp.*..........     3,500        16,555
  Tom Brown, Inc.*......................     2,300        63,917
  TransMontaigne, Inc.*.................     2,200        14,256

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
OIL & GAS  (CONTINUED)
  Trico Marine Services, Inc.*..........     3,100   $    12,152
  UGI Corp..............................     2,400        76,080
  Unit Corp.*...........................     2,900        60,639
  Vintage Petroleum, Inc................     5,000        56,400
  W-H Energy Services, Inc.*............     3,000        58,440
  Western Gas Resources, Inc............     1,300        51,480
  Westport Resources Corp.*.............       536        12,194
                                                     -----------
                                                       3,085,507
                                                     -----------

PAPER & RELATED PRODUCTS -- 0.3%
  American Greetings Corp. Class A......     3,600        70,704
  Louisiana-Pacific Corp.*..............     8,400        91,056
  Potlatch Corp.........................     2,000        51,500
                                                     -----------
                                                         213,260
                                                     -----------
PERSONAL CARE -- 0.1%
  Chattem, Inc.*........................     1,600        30,080
  Elizabeth Arden, Inc.*................     1,500        19,755
  Nature's Sunshine Products, Inc.......     1,700        13,617
  Nu Skin Enterprises, Inc. Class A.....     3,600        37,620
                                                     -----------
                                                         101,072
                                                     -----------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Concord Camera Corp.*.................     2,700        19,143
  Lexar Media, Inc.*....................     6,000        57,240
                                                     -----------
                                                          76,383
                                                     -----------

PUBLISHING -- 0.6%
  Cadmus Communications Corp............     1,000         8,890
  Hollinger International, Inc. Class
    A...................................     8,700        93,699
  Information Holdings, Inc.*...........     2,400        43,800
  Journal Register Co.*.................     5,000        90,450
  Playboy Enterprises, Inc. Class B*....     2,500        34,000
  PRIMEDIA, Inc.*.......................    15,000        45,750
  ProQuest Co.*.........................     3,400        87,720
  Pulitzer, Inc.........................       700        34,594
                                                     -----------
                                                         438,903
                                                     -----------

REAL ESTATE -- 0.4%
  Avatar Holdings, Inc.*................       500        15,100
  Corrections Corp. of America*.........     2,800        70,924
  Insignia Financial Group, Inc.*.......     2,300        25,553
  Jones Lang LaSalle, Inc.*.............     3,400        53,720
  LNR Property Corp.....................     2,000        74,800
  Trammell Crow Co.*....................     4,300        45,623
                                                     -----------
                                                         285,720
                                                     -----------

RESTAURANTS -- 1.5%
  AFC Enterprises, Inc.*................     2,800        45,472
  Applebee's International, Inc.........     1,650        51,859
  Bob Evans Farms, Inc..................     2,100        58,023
  Buca, Inc.*...........................     1,500         8,460
  California Pizza Kitchen, Inc.*.......     2,600        55,900
  CBRL Group, Inc.......................     1,200        46,632
  CEC Entertainment, Inc.*..............     2,900       107,097
                                           SHARES      VALUE+
----------------------------------------------------------------

  Checkers Drive-In Restaurants,
    Inc.*...............................     1,000   $    11,440
  Chicago Pizza & Brewery, Inc.*........     2,300        23,000
  CKE Restaurants, Inc.*................     7,400        41,366
  Dave & Buster's, Inc.*................     1,400        15,260
  IHOP Corp.............................     2,300        72,611
  Jack in the Box, Inc.*................     2,900        64,670
  Landry's Seafood Restaurants, Inc.....     2,500        59,000
  Lone Star Steakhouse & Saloon, Inc....     2,200        47,894
  O' Charley's, Inc.*...................     1,900        40,907
  P.F. Chang's China Bistro, Inc.*......     1,900        93,499
  Papa John's International, Inc.*......     2,100        58,905
  RARE Hospitality International,
    Inc.*...............................     1,800        58,824
  Ruby Tuesday, Inc.....................     1,200        29,676
  Ryan's Family Steak Houses, Inc.*.....     3,400        47,600
  Sonic Corp.*..........................     3,200        81,376
  The Steak n Shake Co.*................     2,900        44,225
                                                     -----------
                                                       1,163,696
                                                     -----------

RETAIL -- FOOD -- 0.3%
  Ingles Markets, Inc...................     1,100        11,110
  Pathmark Stores, Inc.*................     2,400        18,360
  Ruddick Corp..........................     4,200        66,024
  The Great Atlantic & Pacific Tea Co.,
    Inc.*...............................     3,100        27,280
  The J.M. Smucker Co...................     1,890        75,392
  Wild Oats Markets, Inc.*..............     3,900        42,510
                                                     -----------
                                                         240,676
                                                     -----------

RETAIL -- GENERAL -- 0.6%
  7-Eleven, Inc.*.......................     8,400        88,620
  Bebe stores, Inc.*....................     2,800        53,564
  Casey's General Stores, Inc...........     4,000        56,560
  Duane Reade, Inc.*....................     2,400        35,400
  Electronics Boutique Holdings
    Corp.*..............................     3,600        83,196
  Fred's, Inc...........................     2,325        86,444
  Longs Drug Stores Corp................     2,700        44,820
  ShopKo Stores, Inc.*..................     2,400        31,200
                                                     -----------
                                                         479,804
                                                     -----------

RETAIL -- SPECIALTY -- 4.9%
  A.C. Moore Arts & Crafts, Inc.*.......     3,000        60,090
  Action Performance Cos., Inc.*........     2,000        38,000
  Aeropostale, Inc.*....................     1,400        30,072
  AnnTaylor Stores Corp.*...............     2,850        82,508
  Blair Corp............................       500        11,100
  Blue Rhino Corp.*.....................     2,500        29,975
  Brookstone, Inc.*.....................       800        16,200
  Burlington Coat Factory Warehouse
    Corp................................     3,100        55,490
  Callaway Golf Co......................     8,300       109,726
  Casual Male Retail Group, Inc.*.......     4,100        21,279
  Charlotte Russe Holding, Inc.*........     1,500        15,480
  Children's Place Retail Stores,
    Inc.*...............................     2,100        41,706
  Christopher & Banks Corp.*............     3,625       134,089
  Claire's Stores, Inc..................     3,300        83,688
  Coldwater Creek, Inc.*................     1,650        20,345
  Copart, Inc.*.........................     4,050        38,273
  Cost Plus, Inc.*......................     2,397        85,477
  Deb Shops, Inc........................     1,900        35,720

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
RETAIL -- SPECIALTY (CONTINUED)
  First Cash Financial Services,
    Inc.*...............................     1,300   $    18,473
  Footstar, Inc.*.......................     1,400        18,200
  Friedman's, Inc. Class A..............     1,600        18,192
  Galyan's Trading Co.*.................     1,900        27,246
  Gart Sports Co.*......................     1,300        36,868
  Genesco, Inc.*........................     3,000        53,100
  Goody's Family Clothing, Inc.*........     3,300        28,545
  Group 1 Automotive, Inc.*.............     2,500        81,025
  GTSI Corp.*...........................     2,500        21,750
  Guitar Center, Inc.*..................     4,400       127,600
  Hancock Fabrics, Inc..................     1,700        27,455
  Hibbett Sporting Goods, Inc.*.........     1,200        39,528
  Hollywood Entertainment Corp.*........     6,600       113,520
  Hot Topic, Inc.*......................     3,450        92,839
  J. Jill Group, Inc.*..................     1,050        17,682
  Jos. A. Bank Clothiers, Inc.*.........       600        20,058
  K-Swiss, Inc. Class A.................     1,000        34,520
  Kenneth Cole Productions, Inc. Class
    A*..................................     1,700        33,133
  Linens 'n Things, Inc.*...............     2,600        61,386
  MarineMax, Inc.*......................     1,100        15,400
  Movado Group, Inc.....................     1,000        21,750
  Movie Gallery, Inc.*..................     1,900        35,055
  NBTY, Inc.*...........................     2,100        44,226
  OfficeMax, Inc.*......................     9,100        59,605
  Pacific Sunwear of California,
    Inc.*...............................     4,450       107,200
  Party City Corp.*.....................       900         9,243
  Payless ShoeSource, Inc.*.............     2,100        26,250
  PC Connection, Inc.*..................     2,000        13,600
  Pep Boys -- Manny, Moe & Jack.........     5,400        72,954
  Pier 1 Imports, Inc...................     1,900        38,760
  RC2 Corp.*............................     2,400        40,824
  Regis Corp............................     3,900       113,295
  Rex Stores Corp.*.....................     1,575        19,073
  Select Comfort Corp.*.................     4,000        65,520
  Sharper Image Corp.*..................     2,400        65,448
  Shoe Carnival, Inc.*..................     1,200        17,712
  Sonic Automotive, Inc. Class A*.......     4,000        87,640
  Sotheby's Holdings, Inc. Class A*.....     4,500        33,480
  Stein Mart, Inc.*.....................     4,100        24,559
  Summit America Television, Inc.*......     4,200        12,138
  Systemax, Inc.*.......................     4,400        14,960
  TBC Corp.*............................     2,800        53,340
  The Bombay Co., Inc.*.................     3,600        38,268
  The Boyds Collection Ltd.*............     4,700        22,137
  The Buckle, Inc.*.....................     1,700        32,691
  The Cato Corp. Class A................     2,300        48,484
  The Dress Barn, Inc.*.................     3,200        40,544
  The Gymboree Corp.*...................     1,900        31,882
  The Men's Wearhouse, Inc.*............     3,700        80,845
  The Nautilus Group, Inc...............     4,600        57,040
  The Sports Authority, Inc.*...........     3,300        35,310
  Too, Inc.*............................     4,100        83,025
  Tractor Supply Co.*...................     1,800        85,950
  Transport World Entertainment
    Corp.*..............................     2,500        12,800
                                           SHARES      VALUE+
----------------------------------------------------------------
  Tuesday Morning Corp.*................     4,800   $   126,240
  Tweeter Home Entertainment Group,
    Inc.*...............................     1,900        16,492
  Urban Outfitters, Inc.*...............     2,300        82,570
  West Marine, Inc.*....................     2,400        42,024
  Wet Seal, Inc.*.......................     2,475        26,433
  Whitehall Jewellers, Inc.*............     1,700        15,419
  Wilsons The Leather Experts, Inc.*....     1,900        13,699
  Zale Corp.*...........................     1,900        76,000
                                                     -----------
                                                       3,740,223
                                                     -----------

STEEL -- 0.6%
  Allegheny Technologies, Inc...........     8,100        53,460
  Carpenter Technology Corp.............     2,900        45,240
  Material Sciences Corp................       900         8,730
  Maverick Tube Corp.*..................     3,400        65,110
  NS Group, Inc.*.......................     1,300        12,675
  Reliance Steel & Aluminum Co..........     2,500        51,750
  Ryerson Tull, Inc.....................     2,200        19,316
  Steel Dynamics, Inc.*.................     4,800        65,760
  Steel Technologies, Inc...............     1,900        19,209
  The Timken Co.........................     2,400        42,024
  Valmont Industries, Inc...............     2,200        42,812
  Worthington Industries, Inc...........     4,300        57,620
                                                     -----------
                                                         483,706
                                                     -----------

TELECOMMUNICATIONS -- 2.4%
  Adtran, Inc.*.........................     2,400       123,096
  American Tower Corp. Class A*.........     5,000        44,250
  Anaren Microwave, Inc.*...............     2,900        27,173
  APAC Telecommunications Corp.*........     2,500         6,375
  Boston Communications Group, Inc.*....     2,100        35,973
  C-Cor.net Corp.*......................     2,500        12,250
  Centennial Communications Corp.
    Class A*............................     9,500        38,000
  Cincinnati Bell, Inc.*................     5,000        33,500
  CommScope, Inc.*......................     6,200        58,900
  Comtech Telecommunications Corp.*.....     1,100        31,064
  Crown Castle International Corp.*.....    17,500       135,975
  CT Communications, Inc................     1,900        20,425
  EMS Technologies, Inc.*...............     1,300        17,251
  General Communication, Inc. Class
    A*..................................     3,600        31,176
  Harmonic, Inc.*.......................     5,000        20,350
  Hickory Tech Corp.....................       700         7,840
  IDT Corp.*............................     2,500        44,750
  IDT Corp. Class B*....................     1,600        28,160
  Inet Technologies, Inc.*..............     5,600        55,832
  Infonet Services Corp. Class B*.......     5,000         7,950
  Infospace, Inc.*......................     3,400        46,138
  InterDigital Communications Corp.*....     5,700       133,209
  Intrado, Inc.*........................       900        14,211
  Lightbridge, Inc.*....................     3,100        27,156
  Metro One Telecommunications, Inc.*...     4,100        21,156
  Netro Corp.*..........................     5,300        15,264
  Nextel Partners, Inc. Class A*........    10,000        73,000
  Plantronics, Inc.*....................     5,000       108,350
  Powerwave Technologies, Inc.*.........     5,900        36,993

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
TELECOMMUNICATIONS  (CONTINUED)
  Price Communications Corp.*...........     3,300   $    42,603
  PTEK Holdings, Inc.*..................     5,000        24,250
  RCN Corp.*............................     5,000         9,900
  RF Micro Devices, Inc.*...............     5,000        30,100
  Spherix, Inc.*........................     1,400         9,856
  Sycamore Networks, Inc.*..............    21,400        81,962
  SymmetriCom, Inc.*....................     4,184        18,410
  Talk America Holdings, Inc.*..........     3,066        33,450
  Time Warner Telecom, Inc. Class A*....     3,600        22,932
  Tollgrade Communications, Inc.*.......     1,200        22,380
  Triton PCS Holdings, Inc. Class A*....     5,000        25,250
  Turnstone Systems, Inc.*..............     8,600        21,586
  Westell Technologies, Inc. Class A*...     2,300        19,895
  Western Wireless Corp. Class A*.......     9,800       112,994
  Wireless Facilities, Inc.*............     5,300        63,070
                                                     -----------
                                                       1,794,405
                                                     -----------

TEXTILE & APPAREL -- 1.2%
  Ashworth, Inc.*.......................     2,000        14,180
  Brown Shoe Co., Inc...................     1,800        53,640
  Charming Shoppes, Inc.*...............     8,900        44,233
  Cherokee, Inc.*.......................       700        14,014
  Columbia Sportswear Co.*..............       750        38,558
  Culp, Inc.*...........................     1,500        10,350
  DHB Industries, Inc.*.................     4,000        16,360
  G & K Services, Inc. Class A..........     1,500        44,400
  Guess?, Inc.*.........................     3,900        23,400
  Haggar Corp...........................       800        10,000
  Kellwood Co...........................     2,000        63,260
  Nautica Enterprises, Inc.*............     4,400        56,452
  Oakley, Inc.*.........................     5,000        58,850
  Oshkosh B' Gosh, Inc. Class A.........     1,400        37,800
  Phillips-Van Heusen Corp..............     2,700        36,801
  Quiksilver, Inc.*.....................     5,200        85,748
  Reebok International Ltd.*............     1,100        36,993
  Russell Corp..........................     3,500        66,500
  Steven Madden Ltd.*...................     1,400        30,576
  Stride Rite Corp......................     5,100        50,796
  The Dixie Group, Inc.*................       100           344
  The Finish Line, Inc. Class A*........     1,900        42,199
  Unifi, Inc.*..........................     4,300        26,660
  Vans, Inc.*...........................     1,800        16,164
  Wolverine World Wide, Inc.............     3,300        63,558
                                                     -----------
                                                         941,836
                                                     -----------

TIRES & RUBBER -- 0.0%
  Cooper Tire & Rubber Co...............     1,500        26,385
                                                     -----------

TOBACCO -- 0.1%
  DIMON, Inc............................     4,000        28,640
  Standard Commercial Corp..............     1,500        25,500
                                                     -----------
                                                          54,140
                                                     -----------

TOOLS-HAND HELD -- 0.2%
  Toro Co...............................     2,900       115,275
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

TRANSPORTATION -- 2.0%
  Airborne, Inc.........................     4,300   $    89,870
  Alexander & Baldwin, Inc..............     1,700        45,101
  Arkansas Best Corp....................     2,200        52,338
  Celadon Group, Inc.*..................     1,200        10,884
  Covenant Transport, Inc. Class A*.....     1,300        22,100
  EGL, Inc.*............................     4,900        74,480
  Forward Air Corp.*....................     2,800        71,036
  GATX Corp.............................     2,500        40,875
  Heartland Express, Inc................     3,462        77,030
  Interpool, Inc........................     2,700        44,334
  J.B. Hunt Transport Services, Inc.*...     3,500       132,125
  Kansas City Southern Industries,
    Inc.*...............................     4,815        57,924
  Kirby Corp.*..........................     2,500        70,500
  Knight Transportation, Inc.*..........     4,500       112,050
  Landstar Systems, Inc.*...............     1,700       106,845
  Maritrans, Inc........................     1,100        16,115
  Offshore Logistics, Inc.*.............     1,800        39,150
  Old Dominion Freight Line, Inc.*......       750        16,215
  Overseas Shipholding Group, Inc.......     3,800        83,638
  P.A.M. Transportation Services,
    Inc.*...............................     1,100        27,632
  RailAmerica, Inc.*....................     3,900        32,955
  Roadway Express, Inc..................     1,900        54,207
  Ryder System, Inc.....................       600        15,372
  SCS Transportation, Inc.*.............     1,200        15,156
  Swift Transportation Co., Inc.*.......       680        12,662
  USA Truck, Inc.*......................     1,000         9,000
  USF Corp..............................     2,700        72,819
  Werner Enterprises, Inc...............     1,900        40,280
  Yellow Corp...........................     2,400        55,560
                                                     -----------
                                                       1,498,253
                                                     -----------

UTILITIES -- 2.5%
  Allegheny Energy, Inc.................     5,000        42,250
  Avista Corp...........................     6,300        89,145
  Black Hills Corp......................     3,000        92,100
  California Water Service Group........     1,400        39,368
  Cascade Natural Gas Corp..............     1,200        22,920
  Central Vermont Public Service
    Corp................................     1,500        29,325
  CH Energy Group, Inc..................     1,900        85,500
  Chesapeake Utilities Corp.............       600        13,560
  Cleco Corp............................     6,200       107,384
  CMS Energy Corp.......................     2,700        21,870
  Documentum, Inc.*.....................     5,300       104,251
  El Paso Electric Co.*.................     3,900        48,087
  Empire District Electric Co...........     2,500        54,375
  FuelCell Energy, Inc.*................     4,300        35,217
  Green Mountain Power Corp.............       800        16,000
  IDACORP, Inc..........................     3,400        89,250
  Ionics, Inc.*.........................     1,800        40,266
  MGE Energy, Inc.......................     2,300        72,174
  Middlesex Water Co....................       750        18,480
  Northwest Natural Gas Co..............     3,500        95,375
  NorthWestern Corp.....................     4,100         8,200
  NUI Corp..............................     2,900        45,008
  Otter Tail Power Co...................     2,514        67,828

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
UTILITIES  (CONTINUED)
  Peoples Energy Corp...................       700   $    30,023
  PNM Resources, Inc....................     4,100       109,675
  Reliant Resources, Inc.*..............     5,000        30,650
  Sierra Pacific Resources..............     9,400        55,836
  Southwest Gas Corp....................     4,700        99,546
  Southwest Water Co....................     1,377        19,236
  The Laclede Group, Inc................     2,300        61,640
  UIL Holdings Corp.....................     1,900        77,045
  Unisource Energy Corp.................     4,400        82,720
  Unitil Corp...........................       500        12,050
  WGL Holdings, Inc.....................     1,000        26,700
  WPS Resources Corp....................     1,200        48,240
                                                     -----------
                                                       1,891,294
                                                     -----------

WASTE MANAGEMENT -- 0.3%
  Casella Waste Systems, Inc. Class
    A*..................................     2,000        18,060
  Clean Harbors, Inc.*..................     1,200        11,436
  IMCO Recycling, Inc.*.................     1,700        11,288
  Stericycle, Inc.*.....................     3,200       123,136
  Waste Connections, Inc.*..............     2,200        77,110
                                                     -----------
                                                         241,030
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $64,604,569).......              74,366,659
                                                     -----------
WARRANTS -- 0.0%

OIL & GAS -- 0.0%
  Magnum Hunter Resources, Inc. expires
    03/21/05*...........................       580           209
                                                     -----------
  TOTAL WARRANTS
    (Identified Cost $586)..............                     209
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

OTHER -- 1.9%
  SSgA Government Money Market Fund.....    78,182   $    78,182
  SSgA Money Market Fund................  1,408,684    1,408,684
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,486,866)........               1,486,866
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6%
  (IDENTIFIED COST $66,092,021)#..................  75,853,734
  Cash and Other Assets, Less Liabilities --
    0.4%..........................................     296,250
                                                    ----------
NET ASSETS -- 100%................................  $76,149,984
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2003, the aggregate cost of investment securities for income tax purposes was $66,254,750. Net unrealized appreciation aggregated $9,598,984 of which $16,280,808 related to appreciated investment securities and $6,681,824 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003

                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS -- 94.0%
AUSTRALIA -- 4.8%
  Amcor Ltd.............................    48,683   $   265,428
  AMP Ltd...............................   192,616       642,780
  APN News & Media Ltd..................    31,146        73,195
  AXA Asia Pacific Holdings Ltd.........   199,100       328,867
  Bank of Western Australia Ltd.
    (BankWest)..........................    19,304        55,476
  BHP Steel Ltd.........................   101,500       253,526
  Boral Ltd.............................    87,626       297,713
  Brambles Industries Ltd...............    97,659       299,669
  Commonwealth Bank of Australia........    23,191       460,141
  CSR Ltd...............................   104,850       136,579
  Insurance Australia Group Ltd.........    93,788       214,112
  Lend Lease Corp. Ltd..................    31,347       175,750
  Lion Nathan Ltd.......................    60,400       217,378
  Mayne Nickless Ltd....................    85,236       156,815
  Mirvac Group..........................    72,092       214,923
  National Australia Bank Ltd...........     9,905       222,799
  Orica Ltd.............................    32,473       236,137
  Origin Energy Ltd.....................    74,173       201,704
  PaperlinX Ltd.........................    49,548       152,372
  Publishing & Broadcasting Ltd.........    74,095       491,541
  Qantas Airways Ltd....................   228,115       500,859
  QBE Insurance Group Ltd...............    44,866       280,768
  Rinker Group Ltd......................   104,850       368,904
  Rio Tinto Ltd.........................     6,367       124,876
  Santos Ltd............................    65,695       260,254
  Seven Network Ltd.....................     9,886        31,530
  Southcorp Ltd.........................    95,262       180,378
  St. George Bank Ltd...................    10,370       150,400
  Wesfarmers Ltd........................     2,761        46,903
  WMC Resources Ltd.*...................   144,355       340,214
                                                     -----------
                                                       7,381,991
                                                     -----------

AUSTRIA -- 0.2%
  Telekom Austria AG*...................     9,800       111,372
  Voest-Alpine Stahl AG.................     4,712       186,393
                                                     -----------
                                                         297,765
                                                     -----------

BELGIUM -- 1.0%
  Agfa Gevaert NV.......................     4,900       104,214
  Algemene Maatschappij voor
    Nijverheidskredit NV (Almanij)......     9,700       386,828
  Bekaert NV............................     3,700       173,216
  Fortis................................    17,400       302,617
  Solvay SA.............................     4,700       324,371
  Tessenderlo Chemie NV.................     2,800        86,218
  Union Miniere SA......................     4,200       218,025
                                                     -----------
                                                       1,595,489
                                                     -----------

DENMARK -- 0.7%
  Carlsberg A/S.........................     2,460        88,151
  Danisco A/S...........................     2,500        98,098
  Danske Bank...........................    30,003       585,161
                                           SHARES      VALUE+
----------------------------------------------------------------
  Jyske Bank A/S*.......................     2,720   $   109,888
  TDC A/S...............................     8,220       246,203
                                                     -----------
                                                       1,127,501
                                                     -----------

FINLAND -- 1.9%
  Fortum Corp...........................   114,157       916,538
  Huhtamaki Van Leer Oyj, Series 1......    11,200       114,013
  Kemira Oyj............................    24,100       190,443
  Kesko Oyj.............................    19,100       224,531
  Metra Oyj, Class B....................     4,200        52,272
  Metsa-Serla Oyj, Series B.............    32,800       257,684
  Metso Oyj.............................    22,890       204,051
  Outokumpu Oyj.........................    29,400       258,703
  Pohjola Group Plc.....................     3,600        61,741
  Stora Enso Oyj........................    31,500       352,546
  UPM-Kymmene Oyj.......................    18,700       273,388
                                                     -----------
                                                       2,905,910
                                                     -----------

FRANCE -- 8.2%
  Accor SA..............................     9,300       336,966
  Air France............................     4,100        53,103
  Alcatel SA............................     9,900        89,392
  Assurances Generales de France........     2,500       103,149
  Axa...................................    81,500     1,266,500
  BNP Paribas SA........................    42,000     2,137,740
  Cap Gemini SA.........................     2,300        81,801
  Ciments Francais......................     1,180        69,086
  Compagnie de Saint-Gobain.............    16,400       646,473
  Compagnie Generele des Etablissements
    Michelin, Class B...................     5,700       222,919
  Credit Agricole SA....................    67,812     1,290,913
  Credit Industriel et Commercial.......       500        71,891
  Eiffage SA............................       222        20,901
  Faurecia..............................     1,100        73,386
  Financiere Marc de Lacharriere SA.....     1,027        28,351
  France Telecom SA.....................     8,300       203,926
  Gecina................................       800        92,940
  Havas SA..............................     9,700        43,402
  Imerys................................       600        87,511
  Lafarge SA............................     6,215       364,589
  Lagardere S.C.A.......................     6,500       282,990
  Orange SA*............................    76,200       677,527
  Pechiney SA...........................     2,700        97,083
  PSA Peugoet Citroen...................    11,400       554,674
  Rallye SA.............................     1,100        42,425
  Remy Cointreau SA.....................     1,228        38,081
  Renault SA............................    13,300       704,335
  Rexel SA..............................     2,713        83,477
  Rue Imperiale de Lyon.................       200        28,894
  Schneider Electric SA.................    11,290       531,660
  SEB SA................................       500        44,112
  Societe BIC SA........................     1,000        38,994
  Societe Fonciere Lyonaise.............       800        28,066
  Societe Generale......................    20,200     1,282,575
  Suez SA...............................     7,000       111,597
  Technip-Coflexip SA...................       900        78,884

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
FRANCE  (CONTINUED)
  Thomson...............................     4,158   $    64,232
  Valeo SA..............................     3,400       118,108
  Vivendi Environnement.................     8,200       168,834
  Vivendi Universal SA..................    25,900       472,195
                                                     -----------
                                                      12,733,682
                                                     -----------
GERMANY -- 5.9%
  Aareal Bank AG........................     1,400        29,244
  Allianz AG............................     3,813       317,452
  BASF AG...............................    15,750       673,932
  Bayer AG..............................    24,100       559,410
  Bayerische Hypo-und Vereinsbank AG....    17,200       284,696
  Commerzbank AG........................    14,600       204,547
  Continental AG........................     2,000        42,053
  DaimlerChrysler AG....................    24,800       867,197
  Deutsche Bank AG......................    26,700     1,734,596
  Deutsche Lufthansa AG.................    16,000       187,721
  Deutsche Telekom AG...................    50,300       768,927
  Fraport AG............................     3,000        67,152
  Hannover Rueckversicherungs-AG........     2,700        70,188
  Heidelberg Zement.....................     3,177        70,236
  Heidelberger Druckmaschinen AG........     3,600        90,272
  Infineon Technologies AG*.............    11,500       111,379
  KarstadtQuelle AG.....................     2,700        57,890
  Linde AG..............................     6,000       222,504
  MAN AG................................     3,800        64,340
  Merck KGaA............................     3,200        93,124
  MG Technologies AG....................     7,300        74,060
  Preussag AG...........................     7,650       113,952
  Siemens AG............................     4,400       216,210
  T-Online International AG*............     9,700       100,417
  Thyssen Krupp AG......................    20,500       236,745
  Veba AG...............................    24,300     1,251,370
  Vereins-und Westbank AG...............       750        16,391
  Volkswagen AG.........................    13,600       575,834
                                                     -----------
                                                       9,101,839
                                                     -----------

GREECE -- 0.4%
  Agricultural Bank of Greece*..........     8,900        74,732
  Alpha Bank A.E........................     5,700        99,526
  Bank of Piraeus.......................    13,000        98,990
  Commercial Bank of Greece.............     6,700       117,296
  EFG Eurobank Ergasias.................    11,400       172,041
  Hellenic Petroleum SA.................    18,800       127,153
                                                     -----------
                                                         689,738
                                                     -----------

HONG KONG -- 1.3%
  Amoy Properties Ltd...................   125,000       112,206
  Cheung Kong Infrastructure Holdings
    Ltd.................................    87,000       166,790
  Citic Pacific Ltd.....................    32,000        58,270
  Great Eagle Holdings Ltd..............    22,168        12,508
  Hang Lung Development Co., Ltd........    55,000        44,786
  Henderson Land Development Co.,
    Ltd.................................   123,000       351,737
  Hysan Development Co., Ltd............    45,802        37,590
  Kerry Properties Ltd..................    42,609        49,176
                                           SHARES      VALUE+
----------------------------------------------------------------
  New World Development Co., Ltd........   158,470   $    60,457
  Shanghai Industrial Holdings Ltd......    46,000        64,887
  Shangri-La Asia Ltd...................   168,620       108,115
  Sino Land Co., Ltd....................   321,072        99,844
  Swire Pacific Ltd.....................    74,000       322,641
  Tsim Sha Tsui Properties Ltd.*........    58,253        50,797
  Wharf (Holdings) Ltd..................   203,000       391,779
  Wheelock and Co., Ltd.................   142,000       123,824
                                                     -----------
                                                       2,055,407
                                                     -----------

IRELAND -- 0.8%
  Allied Irish Banks Plc................    12,102       181,103
  Bank of Ireland.......................     9,034       109,213
  CRH Plc...............................    31,781       501,190
  Elan Corp. Plc*.......................    45,553       235,788
  Irish Life & Permanent Plc............    18,301       197,877
                                                     -----------
                                                       1,225,171
                                                     -----------

ITALY -- 4.1%
  Banca Monte dei Paschi di Siena SpA...   117,375       320,650
  Banca Nazionale del Lavoro SpA*.......   211,000       354,346
  Banca Popolare di Lodi................    15,250       141,734
  Banca Popolare di Lodi Srcl*..........     7,500        69,705
  Banca Popolare di Milano..............    38,760       169,864
  Banco Popolare di Verona e Novara
    Scrl................................    10,000       136,880
  Beni Stabili SpA......................   166,000        84,969
  Buzzi Unicem SpA......................    13,000        88,523
  C.I.R.-Compagnie Industriali Riunite
    SpA.................................    55,000        65,794
  Capitalia SpA.........................    90,000       158,907
  Compagnia Assicuratrice Unipol SpA....    31,000       140,135
  e.Biscom SpA*.........................     2,000        61,078
  Fiat SpA..............................    18,000       131,267
  IntesaBci SpA.........................   660,100     2,114,595
  Italcementi SpA.......................    19,180       218,853
  Italmobiliare SpA.....................     2,250        92,394
  Milano Assicurazioni..................    33,000        81,990
  Olivetti SpA*.........................  1,052,500    1,323,228
  Parmalat Finanziaria SpA..............    66,600       209,902
  Pirelli SpA...........................    80,000        81,162
  Riunione Adriatica di Sicurta SpA.....     5,600        85,091
  Societa' Cattolica di Assicurazioni
    SpA.................................     3,300        87,418
  Tiscali SpA*..........................    35,000       179,152
                                                     -----------
                                                       6,397,637
                                                     -----------

JAPAN -- 18.4%
  Acom Co., Ltd.........................     6,800       246,231
  Aisin Seiki Co., Ltd..................    14,000       200,209
  Amada Co., Ltd........................    28,000        90,176
  Aomori Bank Ltd.......................     6,000        24,029
  Aoyama Trading Co., Ltd...............     4,500        60,073
  Asahi Breweries Ltd...................    17,000       102,833
  Asahi Kasei Corp......................   112,000       320,521
  Asahi National Broadcasting Co.,
    Ltd.................................        35        40,591
  ASATSU-DK, Inc........................     1,200        21,526
  Ashikaga Financial Group, Inc.*.......     8,000        11,881
  Autobacs Seven Co., Ltd...............     1,200        22,477
  Awa Bank Ltd..........................    20,000       102,123

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
JAPAN  (CONTINUED)
  Bank of Kyoto Ltd.....................    27,000   $   124,350
  Bank of Nagoya Ltd....................     6,000        28,134
  Benesse Corp..........................     7,100       122,623
  Canon Sales Co., Inc..................     8,000        62,742
  Casio Computer Co., Ltd...............    16,000       102,390
  Chiba Bank Ltd........................    71,000       252,355
  Chudenko Corp.........................     1,000        12,282
  Chugoku Bank Ltd......................    20,000       146,844
  Citizen Watch Co......................    18,000        96,867
  Coca-Cola West Japan Co., Ltd.........     3,000        49,760
  Cosmo Oil Co., Ltd....................    21,000        33,991
  Dai Nippon Printing Co., Ltd..........    44,000       466,230
  Dai-Tokyo Fire and Marine Insurance
    Co., Ltd............................    63,000       153,485
  Daicel Chemical Industries Ltd........    30,000        95,365
  Daido Steel Co., Ltd..................    35,000        61,324
  Daihatsu Motor Co., Ltd...............    33,000       117,292
  Dainippon Ink and Chemicals, Inc......    46,000        93,263
  Daishi Bank Ltd.......................    29,000        97,026
  Daiwa House Industry Co., Ltd.........    46,000       317,016
  Denso Corp............................    30,300       481,089
  Dowa Fire & Marine Insurance Co.,
    Ltd.................................    24,000        88,907
  Ebara Corp............................    20,000        70,418
  Ezaki Glico Co., Ltd..................     4,000        23,128
  Fuji Electric Co., Ltd................    47,000       103,133
  Fuji Heavy Industries Ltd.............    57,000       257,761
  Fuji Photo Film.......................     4,000       115,807
  Fujikura Ltd..........................    37,000       122,248
  Fujitsu Ltd...........................   156,000       640,374
  Fukuyama Transporting Co., Ltd........     8,000        25,698
  Futaba Industrial Co., Ltd............     2,000        20,258
  Futuba Corp...........................     1,000        23,403
  General Sekiyu K.K....................     2,000        14,084
  Gunma Bank Ltd........................    43,000       195,887
  GUNZE Ltd.............................     5,000        18,856
  Hachijuni Bank Ltd....................    36,000       136,064
  Hankyu Department Stores, Inc.........     4,000        23,328
  Hanshin Electric Railway Co., Ltd.....    11,000        32,489
  Heiwa Corp............................     6,000        91,210
  Higo Bank Ltd.........................    19,000        90,359
  Hino Motors Ltd.......................     8,000        37,846
  Hiroshima Bank Ltd....................    40,000       127,821
  Hitachi Cable Ltd.....................    31,000        83,801
  Hitachi Maxell Ltd....................     8,000       113,604
  Hitachi Metals Ltd....................    18,000        51,963
  Hokkoku Bank Ltd......................    27,000       122,773
  Hokuriku Bank Ltd.*...................    79,000       121,280
  House Foods Corp......................     4,000        36,711
  Hyakugo Bank Ltd......................     9,000        43,327
  Hyakujushi Bank Ltd...................    21,000       133,336
  Ishikawajima-Harima Heavy Industries
    Co., Ltd............................    86,000        96,867
  Iyo Bank Ltd..........................    27,000       166,927
  Japan Airport Terminal Co., Ltd.......     2,000        11,564
                                           SHARES      VALUE+
----------------------------------------------------------------
  JFE Holdings, Inc.....................    32,000   $   480,581
  Joyo Bank Ltd.........................    72,000       201,243
  Juroku Bank Ltd.......................    28,000       124,751
  Kagoshima Bank Co., Ltd...............     7,000        31,830
  Kamigumi Co., Ltd.....................    21,000       105,302
  Kandenko Co., Ltd.....................     5,000        15,185
  Kansai Paint Co., Inc.................     6,000        21,226
  Kawasaki Heavy Industries Ltd.........   122,000       125,201
  Kikkoman Corp.........................    13,000        86,012
  Kirin Brewery Co., Ltd................    61,000       429,552
  Kissei Pharmaceutical Co., Ltd........     2,000        27,266
  Kobe Steel Ltd.*......................   249,000       207,751
  Kokusai Securities Co., Ltd...........    22,000       133,628
  Kokuyo Co., Ltd.......................    11,000       104,994
  Komatsu Ltd...........................    67,000       257,144
  Komori Corp...........................     6,000        62,626
  Koyo Seiko Co., Ltd...................    10,000        71,670
  Kubota Corp...........................    73,000       198,557
  Kuraray Co., Ltd......................    29,000       190,664
  Lion Corp.............................    11,000        47,449
  Makita Corp...........................    11,000        89,483
  Marubeni Corp.........................    82,000       106,729
  Marui Co., Ltd........................    28,000       249,268
  Maruichi Steel Tube Ltd...............     8,000        80,965
  Matsushita Electric Industrial Co.,
    Ltd.................................   118,000     1,170,598
  Matsushita Electric Works Ltd.........    55,000       326,269
  Meiji Seika Kaisha Ltd................    21,000        68,858
  Michinoku Bank Ltd....................     3,000        17,471
  Millea Holdings, Inc..................       105       804,222
  Mitsubishi Gas Chemical Co., Inc......    17,000        36,027
  Mitsubishi Heavy Industries Ltd.......   263,000       682,433
  Mitsubishi Logistics Corp.............     9,000        54,516
  Mitsubishi Motor Corp.*...............    58,000       131,142
  Mitsubishi Rayon Co., Ltd.............     9,000        24,029
  Mitsubishi Tokyo Financial Group,
    Inc.................................       279     1,264,002
  Mitsui Chemicals, Inc.................    46,000       213,007
  Mitsui Engineering & Shipbuilding Co.,
    Ltd.................................    73,000        91,969
  Mitsui Trust Holdings, Inc............    50,000       110,133
  Mizuho Asset Trust & Banking Co.,
    Ltd.*...............................   192,000       217,863
  Mori Seiki Co., Ltd...................     3,000        17,671
  Musashino Bank Ltd....................       600        21,776
  National House Industrial Co., Ltd....     6,000        22,928
  NGK Insulators, Ltd...................    18,000       100,021
  NGK Spark Plug Co., Ltd...............    11,000        77,277
  NHK Spring Co., Ltd...................     5,000        17,563
  Nichicon Corp.........................     5,400        57,895
  Nichirei Corp.........................     6,000        20,975
  Nikko Cordial Corp....................    86,000       345,851
  Nippon Broadcasting System, Inc.......     2,000        50,728
  Nippon Electric Glass Co., Ltd........     9,000        95,215
  Nippon Kayaku Co., Ltd................     3,000        12,841
  Nippon Meat Packers, Inc..............    17,000       160,844
  Nippon Mining Holdings, Inc...........    36,500        79,179
  Nippon Mitsubishi Oil Corp............   121,000       525,977
  Nippon Paint Co., Ltd.................     8,000        21,559

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PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
JAPAN  (CONTINUED)
  Nippon Sanso Corp.....................     9,000   $    28,985
  Nippon Sheet Glass Co., Ltd...........    37,000       111,134
  Nippon Shokubai Co., Ltd..............     4,000        23,862
  Nippon Steel Corp.....................   274,000       377,206
  Nipponkoa Insurance Co., Ltd..........     6,000        20,275
  Nishi-Nippon Bank Ltd.................    38,000       100,505
  Nishimatsu Construction Co., Ltd......     5,000        17,021
  Nisshin Flour Milling Co., Ltd........    14,000        99,637
  Nisshin Steel Co., Ltd................    98,000       110,383
  Nisshinbo Industries, Inc.............    23,000       105,544
  Nissho Iwai-Nichimen Holdings
    Corp.*..............................     1,300         3,178
  NSK Ltd...............................    34,000       108,364
  NTN Corp..............................    15,000        55,567
  Obayashi Corp.........................    60,000       184,223
  Oki Electric Industry Co., Ltd.*......    25,000        71,753
  Okumura Corp..........................     6,000        19,624
  Onward Kashiyama Co., Ltd.............    15,000       121,397
  Pioneer Corp..........................     6,300       141,922
  Promise Co., Ltd......................     9,800       367,127
  Rengo Co., Ltd........................     5,000        10,554
  Rinnai Corp...........................     1,100        23,174
  San-In Godo Bank Ltd..................    15,000       105,628
  Sanwa Shutter Corp....................    17,000        67,515
  Sanyo Shinpan Finance Co., Ltd........     1,300        38,505
  Sapporo Breweries Ltd.................    12,000        29,636
  Sapporo Hokuyo Holdings, Inc..........        27       125,026
  Seino Transportation Co., Ltd.........    11,000        63,051
  Sekisui Chemical Co., Ltd.............    45,000       152,434
  Sekisui House Ltd.....................    62,000       470,735
  Shiga Bank Ltd........................    19,000        70,385
  Shikoku Bank Ltd......................     6,000        38,346
  Shima Seiki Mfg., Ltd.................     1,000        32,456
  Shimachu Co., Ltd.....................     3,400        53,615
  Shimadzu Corp.........................     9,000        28,835
  Shimizu Corp..........................    33,000        91,686
  Shohkoh Fund & Co., Ltd...............       750        69,522
  Showa Shell Sekiyu K.K................    13,000        93,496
  Softbank Corp.........................    20,800       394,810
  Sumitomo Bakelite Co. Ltd.............    18,000        75,241
  Sumitomo Corp.........................    84,000       388,269
  Sumitomo Electric Industries Ltd......    53,000       387,810
  Sumitomo Forestry Co., Ltd............     6,000        31,138
  Sumitomo Metal Industries Ltd.........   239,000       165,508
  Sumitomo Metal Mining Co..............    18,000        69,083
  Sumitomo Osaka Cement Co., Ltd........    21,000        41,350
  Sumitomo Realty & Development Co.,
    Ltd.................................    15,000        66,831
  Sumitomo Rubber Industries Ltd........     5,000        22,527
  Suzuken Co., Ltd......................     6,000       142,672
  Suzuki Motor Corp.....................     8,000       104,259
  Taiheiyo Cement Corp..................    93,000       159,843
  Taisei Corp...........................    63,000       124,050
  Taiyo Yuden Co., Ltd..................     9,000        87,856
  Takashimaya Co., Ltd..................    26,000       129,507
  Teijin Ltd............................    62,000       155,188
                                           SHARES      VALUE+
----------------------------------------------------------------
  Teikoku Oil Co., Ltd..................     7,000   $    22,894
  The 77 Bank Ltd.......................    19,000        86,396
  The Bank of Fukuoka Ltd...............    53,000       203,855
  The Fuji Fire & Marine Insurance
    Co..................................    32,000        57,136
  The Fukuoka City Bank Ltd.*...........     9,000        16,520
  The Furukawa Electric Co., Ltd........    51,000       166,802
  The Nanto Bank Ltd....................    21,000        68,858
  The Shizuoka Bank Ltd.................    41,000       275,374
  The Sumitomo Trust and Banking Co.,
    Ltd.................................    81,000       280,464
  The Suruga Bank, Ltd..................    17,000        98,010
  The Yasuda Fire & Marine Insurance
    Co., Ltd............................    69,000       377,081
  The Yokohama Rubber Co., Ltd..........    22,000        58,738
  Toda Corp.............................     9,000        19,373
  Toho Bank Ltd.........................     5,000        20,567
  Tokuyama Corp.........................     5,000        16,687
  Tokyo Broadcasting System, Inc........    11,000       134,271
  Tokyo Style Co., Ltd..................     9,000        73,514
  Toppan Printing Co., Ltd..............    54,000       387,468
  Toray Industries, Inc.................    86,000       200,192
  Tostem Corp...........................    19,000       274,248
  Toto Ltd..............................    15,000        89,233
  Toyo Seikan Kaisha Ltd................    18,000       168,654
  Toyota Auto Body Co., Ltd.............     5,000        54,941
  Toyota Industries Corp................    26,000       423,879
  Toyota Tsusho Corp....................    23,000       135,288
  UFJ Tsubasa Securities Co., Ltd.......    40,000       134,496
  Uny Co., Ltd..........................    16,000       138,033
  Victor Company of Japan Ltd.*.........     9,000        72,162
  Wacoal Corp...........................    12,000        93,613
  Yamagata Bank Ltd.....................     3,000        12,916
  Yamaguchi Bank Ltd....................    15,000       115,765
  Yamaha Corp...........................    12,000       164,799
  Yamatake Corp.........................     2,000        14,284
  Yamazaki Baking Co., Ltd..............    19,000       121,272
  Yokogawa Electric Corp................     8,000        61,875
                                                     -----------
                                                      28,506,152
                                                     -----------

LUXEMBOURG -- 0.2%
  Arcelor...............................    21,800       254,265
  Arcelor, New..........................     6,266        73,228
                                                     -----------
                                                         327,493
                                                     -----------

NETHERLANDS -- 4.2%
  ABN AMRO Holding NV...................    40,881       782,939
  Aegon NV..............................   117,710     1,180,653
  Buhrmann NV...........................    12,000        82,956
  DSM NV................................     9,240       390,272
  ING Groep NV..........................     3,434        59,763
  Koninklijke (Royal) KPN NV*...........   162,300     1,151,850
  Koninklijke (Royal) Philips
    Electronics NV......................    67,100     1,278,131
  Koninklijke Ahold NV..................    78,300       651,167
  Koninklijke Luchtvaart Maatschappij NV
    (KLM)...............................     3,600        30,436
  Koninklijke Numico NV.................     9,200       141,803

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PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
NETHERLANDS  (CONTINUED)
  Koninklijke Vopak NV..................     4,400   $    59,923
  N.V. Holdingmaatschappij De
    Telegraaf...........................       800        12,883
  Oce NV................................     6,310        65,250
  Royal Vendex KBB NV...................     1,476        17,114
  Univar NV.............................     2,200        18,346
  Vedior NV.............................     9,041        82,051
  VNU NV................................    17,228       531,677
                                                     -----------
                                                       6,537,214
                                                     -----------

NEW ZEALAND -- 0.2%
  Auckland International Airport Ltd....    24,915        89,614
  Carter Holt Harvey Ltd................   177,400       186,320
                                                     -----------
                                                         275,934
                                                     -----------

NORWAY -- 0.4%
  Den Norske Bank ASA...................    40,800       201,352
  Norsk Hydro ASA.......................     1,800        88,582
  Norske Skogindustrier ASA.............     7,000       104,801
  Storebrand ASA*.......................    19,700        79,197
  Telenor ASA...........................    19,823        82,440
                                                     -----------
                                                         556,372
                                                     -----------

PORTUGAL -- 0.4%
  Banco Espirito Santo SA...............    19,656       291,660
  Cimpor- Cimentos de Portugal SGPS SA..    29,000       110,413
  Sonae SGPS SA.........................   302,000       170,214
                                                     -----------
                                                         572,287
                                                     -----------

SINGAPORE -- 0.8%
  Capitaland Ltd........................    65,000        45,776
  City Developments Ltd.................    47,000       118,518
  DBS Group Holdings Ltd................    38,000       222,292
  Fraser & Neave Ltd....................    27,000       131,876
  Haw Par Corp., Ltd....................       817         2,014
  Keppel Corporation Ltd................   134,000       372,909
  Keppel Land Ltd.......................    38,000        27,624
  Neptune Orient Lines Ltd.*............    76,000        63,882
  Oversea-Chinese Banking Corp., Ltd....    11,000        62,473
  United Overseas Bank Ltd..............    20,000       140,849
                                                     -----------
                                                       1,188,213
                                                     -----------

SPAIN -- 3.5%
  Acerinox SA...........................     3,000       114,841
  ACS, Actividades de Construccion y
    Servicious SA.......................       800        34,185
  Autopistas, Concesionaria Espanola
    SA..................................    36,238       507,279
  Azucarera Ebro Agricolas SA...........     4,800        45,826
  Banco Bilbao Vizcaya Argentaria SA....    15,900       167,344
  Banco de Andalucia....................     1,700       120,454
  Banco De Sabadell SA..................     9,900       170,584
  Banco Santander Central Hispano SA....    23,974       210,406
  Cementos Portland SA..................     1,700        75,871
  Compania Espanole de Petroleos SA.....    18,400       501,601
  Corporacion Mapfre....................     8,700        93,067
  Endesa SA.............................     5,200        87,207
                                           SHARES      VALUE+
----------------------------------------------------------------
  Fomento de Construcciones y Contratas
    SA..................................     6,200   $   173,511
  Grupo Dragados SA.....................     2,000        40,328
  Iberia Lineas Aereas de Espana SA.....    76,600       148,904
  Inmobiliaria Urbis SA.................     5,000        38,591
  Metrovacesa SA........................     2,315        66,038
  Red Electrica de Espana...............     2,800        36,716
  Repsol-YPF SA.........................   120,800     1,961,977
  Sociedad General de Aguas de Barcelona
    SA..................................     9,645       132,021
  Telefonica SA*........................    10,091       117,349
  Terra Networks SA*....................    57,100       346,130
  Vallehermoso SA.......................    14,200       157,782
                                                     -----------
                                                       5,348,012
                                                     -----------

SWEDEN -- 2.0%
  Atlas Copco AB, Series A..............     5,300       134,237
  Atlas Copco AB, Series B..............     2,600        61,136
  Billerud..............................     3,781        44,217
  Drott AB, Series B....................     6,700        84,638
  Electrolux AB, Series B...............    21,200       418,951
  Gambro AB, Series A...................    23,000       152,467
  Industriforvaltnings AB Kinnevik,
    Series B............................     4,500        77,672
  Mo Och Domsjoe AB (MoDo), Series B....     5,900       161,241
  NCC AB................................     3,500        18,386
  Nordic Baltic Holding AB..............     5,716        27,870
  Skandia Forsakrings AB................    94,100       250,692
  Skandinaviska Enskilda Banken AB,
    Series A............................    13,400       136,594
  SKF AB, Series B......................     2,900        83,788
  SKF AB, Series A......................     1,600        46,228
  SSAB Svenskt Stal AB, Series A........     3,100        41,487
  Svenska Cellulosa AB (SCA), Series
    B...................................    13,300       454,967
  Tele2 AB, Series B*...................     2,300        85,583
  Trelleborg AB, Series B...............     1,500        16,041
  Volvo AB, Series A....................    11,200       235,341
  Volvo AB, Series B....................    27,800       611,967
                                                     -----------
                                                       3,143,503
                                                     -----------

SWITZERLAND -- 7.6%
  ABB Ltd.*.............................    40,000       131,696
  Baloise Holdings Ltd..................     6,000       195,546
  Ciba Specialty Chemicals AG...........     5,300       321,545
  Clariant AG...........................    23,100       211,927
  Compagnie Financiere Richemont AG.....   101,600     1,646,227
  Credit Suisse Group...................   143,360     3,781,284
  Ems-Chemie Holding AG*................        38       149,009
  Georg Fischer AG......................       120        12,030
  Givaudan SA...........................     1,180       497,632
  Helvetia Patria Holding...............     1,240       140,367
  Holcim Ltd............................    28,330     1,049,065
  Kuoni Reisen Holding AG, Series B.....       200        51,494
  Lonza Group AG........................     2,100        96,330
  Luzerner Kantonalbank.................       700        83,901
  PSP Swiss Property AG.................       700        83,901
  Rieter Holding AG.....................       430        77,149

 50
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PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
SWITZERLAND  (CONTINUED)
  Schindler Holding AG*.................       200   $    35,217
  SGS Societe Generale de Surveillance
    Holding SA..........................       500       195,694
  SIG Holding AG........................     3,300       375,999
  Sulzer Medica AG*.....................     1,150       310,132
  Swatch Group AG, Series B.............     1,700       154,391
  Swiss International Airlines*.........     4,432        26,495
  Swiss Life Holding*...................     2,820       286,361
  Swisscom AG...........................     1,010       287,696
  Syngenta AG...........................    16,200       813,835
  UBS AG................................     8,880       495,049
  Unaxis Holding AG.....................     1,800       146,826
  Valora Holding AG.....................       350        71,730
                                                     -----------
                                                      11,728,528
                                                     -----------

UNITED KINGDOM -- 27.0%
  Abbey National Plc....................   216,468     1,683,451
  Aggregate Industries Plc..............   137,852       180,006
  Alliance & Leicester Group Treasury
    Plc.................................    20,000       274,382
  Allied Domecq Plc.....................    12,800        70,665
  Amvescap Plc..........................    98,700       681,931
  Antofagasta Holdings Plc..............    37,000       376,118
  Arriva Plc............................    12,620        72,748
  Associated British Foods Plc..........    57,000       504,994
  Associates British Ports Holdings
    Plc.................................    31,400       206,047
  BAA Plc...............................   141,622     1,148,197
  BAE Systems Plc.......................   398,095       937,666
  Barratt Developments Plc..............    23,000       164,232
  BBA Group Plc.........................    52,378       180,077
  Bellway Plc...........................    12,000       113,158
  Berkeley Group Plc....................    18,840       233,751
  BG Group Plc..........................   194,000       860,980
  Bodycote International Plc............     4,380         8,773
  BPB Plc...............................    14,200        72,057
  Brambles Industries Plc...............    81,000       219,571
  British Airways Plc*..................   158,000       395,655
  British Land Company Plc..............    71,426       567,574
  British Vita Plc......................    18,500        80,881
  Brixton Estate Plc....................    23,300        81,647
  BT Group Plc..........................   499,830     1,683,320
  Cable & Wireless Plc..................   269,573       503,502
  Canary Wharf Group Plc................    85,000       359,671
  Caradon Plc...........................     8,474        17,158
  Carlton Communications................    59,759       149,645
  Carnival Plc..........................     7,198       219,034
  Celltech Group Plc*...................    23,000       130,397
  CGU Plc...............................   290,153     2,017,892
  Chelsfield Plc........................    38,089       190,761
  COLT Telecom Group Plc*...............   220,000       227,274
  Corus Group Plc*......................   300,400        74,480
  Debenhams Plc.........................    39,161       272,025
  Dixons Group Plc......................   150,000       327,274
  DS Smith Plc..........................    24,000        65,685
  easyJet Plc*..........................    57,000       216,695
                                           SHARES      VALUE+
----------------------------------------------------------------

  F.I. Group Plc........................    17,908   $    25,604
  FKI Plc...............................    57,668        76,017
  Friends Provident Plc.................   215,000       403,349
  Galen Holdings Plc....................    14,000       120,447
  George Wimpey Plc.....................    38,370       187,093
  GKN Plc...............................    94,208       346,469
  Glynwed International Plc.............     5,000        16,860
  Granada Plc...........................   272,438       409,785
  Great Universal Stores Plc............    30,861       346,359
  Greene King Plc.......................     5,000        65,096
  Hammerson Plc.........................    37,200       304,673
  Hanson Plc............................    83,237       464,685
  HBOS Plc..............................    66,613       863,771
  Hilton Group Plc......................   230,700       701,637
  IMI Plc...............................    10,000        49,587
  InterContinental Hotels Group Plc*....    82,966       589,679
  International Power Plc*..............   163,100       348,443
  Invensys Plc..........................    77,364        26,214
  J Sainsbury Plc.......................   287,287     1,206,137
  Kingfisher Plc........................   129,417       593,077
  Lex Service Plc.......................     8,500        75,517
  Liberty International Plc.............    38,712       396,400
  Logica Plc............................    30,030        71,104
  London Merchant Securities Plc........     7,000        14,984
  Luminar Plc...........................     6,000        45,124
  Marks & Spencer Group Plc.............   135,786       708,672
  Millennium & Copthorne Hotels Plc.....    40,882       159,474
  Mitchells & Butler Plc*...............    82,966       320,552
  mm02 Plc*.............................  1,265,000    1,186,597
  National Express Group Plc............    13,000       122,050
  National Grid Transco Plc.............    44,292       300,894
  Northern Foods Plc....................    10,000        27,314
  Northern Rock Plc.....................     5,000        58,926
  Pearson Plc...........................   102,572       959,604
  Peninsular and Oriental Steam
    Navigation Co.......................   102,227       397,084
  Persimmon Plc.........................    20,740       163,521
  Pilkington Plc........................   144,810       158,574
  Pillar Property Plc...................     6,840        48,672
  Rank Group Plc........................    27,067       111,398
  Rexam Plc.............................    18,106       114,023
  RMC Group Plc.........................    38,000       290,026
  Rolls-Royce Group Plc.................   208,561       442,117
  Royal & Sun Alliance Insurance Group
    Plc.................................   212,486       487,315
  Royal Bank of Scotland Group Plc......     2,760        77,545
  Royal Bank of Scotland Group Plc,
    New.................................     2,600         2,471
  Safeway Plc...........................   112,297       477,961
  Schroders Plc.........................    28,000       291,456
  Scottish & Newcastle Plc..............    40,596       245,926
  Scottish Power Plc....................   205,330     1,235,379
  Signet Group Plc......................    23,441        34,968
  Slough Estates Plc....................    52,000       293,737
  Smith W.H. Plc........................    21,000       124,959
  Somerfield Plc........................    36,000        75,124
  Stagecoach Holdings Plc...............   195,352       200,196
  Tate & Lyle Plc.......................    32,200       182,290

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
UNITED KINGDOM  (CONTINUED)
  Taylor Woodrow Plc....................    61,359   $   203,855
  Thistle Hotels Plc....................    48,000       102,546
  Thus Group Plc*.......................    73,266        22,404
  Trinity Mirror Plc....................    42,590       302,355
  Uniq Plc..............................     2,050         5,930
  United Business Media Plc.............    24,000       120,199
  Vodafone Group Plc....................  3,917,204    7,672,578
  Whitbread Plc.........................    43,075       482,727
  Wilson Bowden Plc.....................     6,000        95,358
  Wincanton Plc.........................     2,050         6,709
  Wolseley Plc..........................    14,617       161,935
  Woolworths Group Plc..................   105,839        65,603
                                                     -----------
                                                      41,858,509
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $138,134,646)......             145,554,347
                                                     -----------

PREFERRED STOCK -- 0.0%
AUSTRALIA -- 0.0%
  The News Corp., Ltd...................     6,138        37,875
                                                     -----------
  TOTAL PREFERRED STOCK
    (Identified Cost $47,163)...........                  37,875
                                                     -----------
RIGHTS -- 0.0%
FRANCE -- 0.0%
  Lafarge SA, expires 07/02/03*.........     6,215        16,800
                                                     -----------
  TOTAL RIGHTS
    (Identified Cost $0)................                  16,800
                                                     -----------

WARRANTS -- 0.0%
FRANCE -- 0.0%
  Rallye SA, expires 11/30/03*..........     1,100            26
  Rallye SA, expires 11/30/05*..........     1,100           177
                                                     -----------
                                                             203
                                                     -----------

ITALY -- 0.0%
  Fiat SpA, expires 1/31/07*............     4,800         1,579
                                                     -----------
  TOTAL WARRANTS
    (Identified Cost $0)................                   1,782
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.3%
UNITED STATES -- 3.3%
  SSgA Government Money Market Fund.....  1,720,895  $ 1,720,895
  SSgA Money Market Fund................  3,448,471    3,448,471
                                                     -----------
                                                       5,169,366
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $5,169,366)........               5,169,366
                                                     -----------


---------------------------------------------------------------
TOTAL INVESTMENTS -- 97.3%
  (IDENTIFIED COST $143,351,175)#.................  150,780,170
  Cash and Other Assets, Less Liabilities --
    2.7%..........................................    4,111,661
                                                    -----------
NET ASSETS -- 100%................................  $154,891,831
                                                    ===========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2003, the aggregate cost of investment securities for income tax purposes was $143,477,802. Net unrealized appreciation aggregated $7,302,368 of which $18,346,567 related to appreciated investment securities and $11,044,199 related to depreciated investment securities.

Ten Largest Sector Holdings at June 30, 2003
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Banks/Savings & Loans                12.5%
Telecommunications                   10.8%
Financial Services                    8.1%
Insurance                             6.3%
Building & Construction               5.8%
Diversified Operations                3.6%
Oil & Gas                             3.6%
Chemicals                             3.2%
Auto & Related                        2.5%
Retail Specialty                      2.2%

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2003

                                           SHARES      VALUE+
----------------------------------------------------------------
MUTUAL FUNDS -- 99.7%
OTHER -- 99.7%
  DFA International Small Company
    Portfolio...........................  6,011,207  $54,281,203
                                                     -----------
  TOTAL MUTUAL FUNDS
    (Identified Cost $46,219,900).......              54,281,203
                                                     -----------

SHORT-TERM INVESTMENTS -- 0.0%

OTHER -- 0.0%
  SSgA Government Money Market Fund.....         2             2
  SSgA Money Market Fund................         2             2
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $4)................                       4
                                                     -----------


---------------------------------------------------------------
TOTAL INVESTMENTS -- 99.7%
  (IDENTIFIED COST $46,219,904)#..................   54,281,207
  Cash and Other Assets, Less Liabilities --
    0.3%..........................................      184,818
                                                    -----------
NET ASSETS -- 100%................................  $54,466,025
                                                    ===========

  +  See Note 1.
  # At June 30, 2003, the aggregate cost of investment securities for income tax purposes was $47,502,466. Net unrealized appreciation aggregated $6,778,741, which related solely to appreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES -- JUNE 30, 2003

                                SA            SA
                           FIXED INCOME  U.S. MARKET
                               FUND          FUND
-----------------------------------------------------
ASSETS
  Investments in
    securities, at market  $163,877,261  $156,655,320
  Short-term investments
    (at amortized cost)      11,431,994     2,998,898
  Cash                              681           432
  Foreign currency                    6            --
  Dividends and interest
    receivable                2,613,609       170,619
  Receivable for fund
    shares sold               1,357,188       913,773
  Unrealized appreciation
    on foreign currency
    exchange contracts
    (Note 1)                      4,919            --
  Receivable due from the
    Manager (Note 2)             48,071        21,048
  Receivable for tax
    reclaims                         --            --
  Prepaid expenses                   57           113
                           ------------  ------------
    TOTAL ASSETS            179,333,786   160,760,203
                           ------------  ------------

LIABILITIES
  Payable for investments
    purchased                        --            --
  Payable for fund shares
    redeemed                     67,973         3,025
  Advisory fees payable
    (Note 2)                    121,207        91,313
  Administration fee
    payable (Note 2)             12,667        16,843
  Trustees' fees payable
    (Note 2)                      2,731         2,731
  Shareholder servicing
    fee payable (Note 2)          5,398         5,544
  Accrued expenses and
    other liabilities            64,425        71,434
                           ------------  ------------
    TOTAL LIABILITIES           274,401       190,890
                           ------------  ------------

NET ASSETS                 $179,059,385  $160,569,313
                           ============  ============
NET ASSETS CONSIST OF:
  Capital paid in          $167,677,134  $175,119,441
  Undistributed/(overdistributed)
    net investment income           (35)      406,083
  Accumulated net
    realized gain/(loss)      5,574,434    (8,167,447)
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments               5,789,099    (6,788,764)
    Foreign currency
      translations               18,753            --
                           ------------  ------------

NET ASSETS                 $179,059,385  $160,569,313
                           ============  ============

SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       16,418,156    18,810,154
NET ASSET VALUE PER SHARE  $      10.91  $       8.54

IDENTIFIED COST OF
  INVESTMENTS              $169,520,156  $166,442,982
COST OF FOREIGN CURRENCY   $          6            --

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                               SA          SA U.S.                       SA INTERNATIONAL
                            U.S. HBTM   SMALL COMPANY  SA INTERNATIONAL   SMALL COMPANY
                              FUND          FUND          HBTM FUND            FUND
-----------------------------------------------------------------------------------------
ASSETS
  Investments in
    securities, at market  $86,681,422   $74,366,868     $145,610,804      $54,281,203
  Short-term investments
    (at amortized cost)      1,687,591     1,486,866        5,169,366                4
  Cash                              19           349              549               --
  Foreign currency                  --            --        3,151,110               --
  Dividends and interest
    receivable                  94,835        36,502          305,568               --
  Receivable for fund
    shares sold                534,726       394,209          988,860          258,340
  Unrealized appreciation
    on foreign currency
    exchange contracts
    (Note 1)                        --            --               --               --
  Receivable due from the
    Manager (Note 2)            31,014        31,208               --            3,822
  Receivable for tax
    reclaims                        --            --          134,908               --
  Prepaid expenses                 114           113              114              113
                           -----------   -----------     ------------      -----------
    TOTAL ASSETS            89,029,721    76,316,115      155,361,279       54,543,482
                           -----------   -----------     ------------      -----------

LIABILITIES
  Payable for investments
    purchased                  348,105        15,466          226,797               --
  Payable for fund shares
    redeemed                     2,368        10,356           12,180              997
  Advisory fees payable
    (Note 2)                    66,431        63,365          134,492           28,738
  Administration fee
    payable (Note 2)            11,514        10,461           16,565            8,545
  Trustees' fees payable
    (Note 2)                     2,731         2,731            2,731            2,731
  Shareholder servicing
    fee payable (Note 2)         5,526         5,478            5,661            5,503
  Accrued expenses and
    other liabilities           41,082        58,274           71,022           30,943
                           -----------   -----------     ------------      -----------
    TOTAL LIABILITIES          477,757       166,131          469,448           77,457
                           -----------   -----------     ------------      -----------

NET ASSETS                 $88,551,964   $76,149,984     $154,891,831      $54,466,025
                           ===========   ===========     ============      ===========
NET ASSETS CONSIST OF:
  Capital paid in          $91,242,863   $73,054,815     $162,283,865      $48,925,784
  Undistributed/(overdistributed)
    net investment income      162,614            --        1,606,295           26,009
  Accumulated net
    realized gain/(loss)    (3,472,013)   (6,666,544)     (16,428,628)      (2,547,071)
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments                618,500     9,761,713        7,428,995        8,061,303
    Foreign currency
      translations                                --            1,304               --
                           -----------   -----------     ------------      -----------

NET ASSETS                 $88,551,964   $76,149,984     $154,891,831      $54,466,025
                           ===========   ===========     ============      ===========

SHARES OF BENEFICIAL
  INTEREST OUTSTANDING      10,175,231     6,269,034       18,910,726        5,527,841
NET ASSET VALUE PER SHARE  $      8.70   $     12.15     $       8.19      $      9.85

IDENTIFIED COST OF
  INVESTMENTS              $87,750,513   $66,092,021     $143,351,175      $46,219,904
COST OF FOREIGN CURRENCY            --            --     $  3,162,588               --

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- YEAR ENDED JUNE 30, 2003

                                SA           SA
                           FIXED INCOME  U.S. MARKET
                               FUND         FUND
----------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends              $        --   $1,960,624
    Interest                 5,786,637       26,661
    Less: Taxes withheld            --          (37)
                           -----------   ----------

  TOTAL INCOME               5,786,637    1,987,248
                           -----------   ----------
  EXPENSES:
    Advisory fees
      (Note 2)               1,247,586      850,861
    Shareholder servicing
      fees (Note 2)            371,305      303,879
    Administration fees
      (Note 2)                 148,522      121,551
    Sub-Administration
      fees (Note 2)             91,672       92,378
    Trustees' fees and
      expenses (Note 2)          6,529        6,529
    Custody and
      accounting fees
      (Note 2)                  85,785      162,705
    Transfer agent fees         39,431       45,347
    Professional fees           33,949       32,252
    Registration fees           29,387       28,545
    Other expenses              28,901       29,248
                           -----------   ----------

  TOTAL EXPENSES BEFORE
    WAIVERS AND
    REIMBURSEMENTS:          2,083,067    1,673,295
    Less: Expense waiver
      by Manager              (704,944)    (444,089)
         Expense offsets
           and other
           waivers             (52,083)     (52,083)
                           -----------   ----------

    NET EXPENSES             1,326,040    1,177,123
                           -----------   ----------

  NET INVESTMENT INCOME
    (LOSS)                   4,460,597      810,125
                           -----------   ----------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    REALIZED GAIN (LOSS)
      ON:
      Investments            8,016,173   (2,046,904)
      Foreign currency
        tranactions         (2,264,543)          --
    INCREASE (DECREASE)
      IN UNREALIZED
APPRECIATION/DEPRECIATION
      ON:
      Investments            3,178,625    6,194,276
      Foreign currency
        translations           373,376           --
                           -----------   ----------

    Net realized and
      unrealized gain
      (loss) on
      investments and
      change in
      unrealized
      appreciation
      (depreciation)         9,303,631    4,147,372
                           -----------   ----------

  NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS             $13,764,228   $4,957,497
                           ===========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                               SA          SA U.S.     SA INTERNATIONAL  SA INTERNATIONAL
                            U.S. HBTM   SMALL COMPANY        HBTM         SMALL COMPANY
                              FUND          FUND             FUND              FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends              $   983,463   $   471,139     $  3,664,871      $   731,187
    Interest                    17,787        14,271           48,807               --
    Less: Taxes withheld            --            --         (391,181)              --
                           -----------   -----------     ------------      -----------

  TOTAL INCOME               1,001,250       485,410        3,322,497          731,187
                           -----------   -----------     ------------      -----------
  EXPENSES:
    Advisory fees
      (Note 2)                 595,726       571,201        1,288,717          272,221
    Shareholder servicing
      fees (Note 2)            161,882       138,641          312,795          104,700
    Administration fees
      (Note 2)                  64,753        55,456          125,118           41,880
    Sub-Administration
      fees (Note 2)             92,627        92,627           92,479           92,627
    Trustees' fees and
      expenses (Note 2)          6,529         6,529            6,529            6,528
    Custody and
      accounting fees
      (Note 2)                  84,829       182,937          172,090           38,260
    Transfer agent fees         43,996        41,297           47,511           45,475
    Professional fees           33,950        33,949           34,263           34,191
    Registration fees           19,225        18,910           25,448           16,775
    Other expenses              27,279        28,545           31,453           25,716
                           -----------   -----------     ------------      -----------

  TOTAL EXPENSES BEFORE
    WAIVERS AND
    REIMBURSEMENTS:          1,130,796     1,170,092        2,136,403          678,373
    Less: Expense waiver
      by Manager              (382,605)     (419,760)        (241,508)         (90,225)
         Expense offsets
           and other
           waivers             (52,083)      (52,083)         (52,083)         (52,083)
                           -----------   -----------     ------------      -----------

    NET EXPENSES               696,108       698,249        1,842,812          536,065
                           -----------   -----------     ------------      -----------

  NET INVESTMENT INCOME
    (LOSS)                     305,142      (212,839)       1,479,685          195,122
                           -----------   -----------     ------------      -----------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    REALIZED GAIN (LOSS)
      ON:
      Investments           (2,053,293)   (2,489,047)     (13,579,300)      (1,116,898)
      Foreign currency
        tranactions                 --            --          197,612               --
    INCREASE (DECREASE)
      IN UNREALIZED
APPRECIATION/DEPRECIATION
      ON:
      Investments            5,346,832     5,288,388       11,570,573        6,414,067
      Foreign currency
        translations                --            --           (5,426)              --
                           -----------   -----------     ------------      -----------

    Net realized and
      unrealized gain
      (loss) on
      investments and
      change in
      unrealized
      appreciation
      (depreciation)         3,293,539     2,799,341       (1,816,541)       5,297,169
                           -----------   -----------     ------------      -----------

  NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS             $ 3,598,681   $ 2,586,502     $   (336,856)     $ 5,492,291
                           ===========   ===========     ============      ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  SA FIXED INCOME FUND
                                               --------------------------
                                                YEAR ENDED    YEAR ENDED
                                                6/30/2003     6/30/2002
-------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income                      $  4,460,597  $  2,642,741
    Net realized gain (loss) on investments
      and foreign currency transactions           5,751,630      (474,142)
    Net increase (decrease) in unrealized
      appreciation (depreciation)                 3,552,001     2,953,732
                                               ------------  ------------
    Net increase (decrease) from operations      13,764,228     5,122,331
                                               ------------  ------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                        (3,694,430)   (2,192,803)
    Net realized gains                             (884,410)     (137,475)
                                               ------------  ------------
  TOTAL DISTRIBUTIONS                            (4,578,840)   (2,330,278)
                                               ------------  ------------
  SHARE TRANSACTIONS
    Proceeds from sales of shares                96,600,299    78,828,875
    Value of distributions reinvested             3,354,989     2,017,938
    Cost of shares redeemed                     (46,103,702)  (13,071,112)
                                               ------------  ------------
  TOTAL SHARE TRANSACTIONS                       53,851,586    67,775,701
                                               ------------  ------------
  TOTAL INCREASE IN NET ASSETS                   63,036,974    70,567,754
NET ASSETS
  Beginning of Period                           116,022,411    45,454,657
                                               ------------  ------------
  End of Period                                $179,059,385  $116,022,411
                                               ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END OF PERIOD             $        (35) $    (52,358)
CAPITAL SHARE TRANSACTIONS
  Shares sold by subscription                     9,055,986     7,851,890
  Issued for distributions reinvested               313,715       202,724
  Shares redeemed                                (4,311,516)   (1,300,909)
                                               ------------  ------------
  Net increase in fund shares                     5,058,185     6,753,705
                                               ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                  SA U.S. MARKET FUND         SA U.S. HBTM FUND
                                               --------------------------  ------------------------
                                                YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                6/30/2003     6/30/2002     6/30/2003    6/30/2002
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income                      $    810,125  $    340,023  $   305,142  $    98,677
    Net realized gain (loss) on investments
      and foreign currency transactions          (2,046,904)   (1,234,144)  (2,053,293)    (679,161)
    Net increase (decrease) in unrealized
      appreciation (depreciation)                 6,194,276   (14,150,244)   5,346,832   (9,597,265)
                                               ------------  ------------  -----------  -----------
    Net increase (decrease) from operations       4,957,497   (15,044,365)   3,598,681  (10,177,749)
                                               ------------  ------------  -----------  -----------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                          (590,344)     (251,927)    (181,441)    (146,573)
    Net realized gains                                   --            --           --           --
                                               ------------  ------------  -----------  -----------
  TOTAL DISTRIBUTIONS                              (590,344)     (251,927)    (181,441)    (146,573)
                                               ------------  ------------  -----------  -----------
  SHARE TRANSACTIONS
    Proceeds from sales of shares                78,478,697    76,513,765   46,140,184   43,606,479
    Value of distributions reinvested               445,631       223,747      143,792      133,202
    Cost of shares redeemed                     (30,774,853)   (8,993,470) (18,813,453)  (5,328,667)
                                               ------------  ------------  -----------  -----------
  TOTAL SHARE TRANSACTIONS                       48,149,475    67,744,042   27,470,523   38,411,014
                                               ------------  ------------  -----------  -----------
  TOTAL INCREASE IN NET ASSETS                   52,516,628    52,447,750   30,887,763   28,086,692
NET ASSETS
  Beginning of Period                           108,052,685    55,604,935   57,664,201   29,577,509
                                               ------------  ------------  -----------  -----------
  End of Period                                $160,569,313  $108,052,685  $88,551,964  $57,664,201
                                               ============  ============  ===========  ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END OF PERIOD             $    406,083  $    186,302  $   162,614  $    38,455
CAPITAL SHARE TRANSACTIONS
  Shares sold by subscription                    10,148,251     8,127,306    6,031,389    4,433,593
  Issued for distributions reinvested                58,559        23,211       18,870       13,455
  Shares redeemed                                (4,003,582)     (964,891)  (2,461,777)    (543,866)
                                               ------------  ------------  -----------  -----------
  Net increase in fund shares                     6,203,228     7,185,626    3,588,482    3,903,182
                                               ============  ============  ===========  ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)

                             SA U.S. SMALL COMPANY
                           -------------------------
                            YEAR ENDED   YEAR ENDED
                            6/30/2003     6/30/2002
----------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)               $   (212,839) $  (203,549)
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions           (2,489,047)  (2,482,781)
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)          5,288,388   (1,487,685)
                           ------------  -----------
    Net increase
      (decrease) from
      operations              2,586,502   (4,174,015)
                           ------------  -----------
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income            --           --
    Net realized gains               --       (1,897)
                           ------------  -----------
  TOTAL DISTRIBUTIONS                --       (1,897)
                           ------------  -----------
  SHARE TRANSACTIONS
    Proceeds from sales
      of shares              32,029,600   33,979,522
    Value of
      distributions
      reinvested                     --        1,725
    Cost of shares
      redeemed              (12,320,336)  (5,203,610)
                           ------------  -----------
  TOTAL SHARE
    TRANSACTIONS             19,709,264   28,777,637
    Shareholder
      transaction fees
      (Note 2)                       --           --
                           ------------  -----------
  Net increase from share
    transactions             19,709,264   28,777,637
                           ------------  -----------
  TOTAL INCREASE IN NET
    ASSETS                   22,295,766   24,601,725
NET ASSETS
  Beginning of Period        53,854,218   29,252,493
                           ------------  -----------
  End of Period            $ 76,149,984  $53,854,218
                           ============  ===========
UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END
  OF PERIOD                $         --  $        --
CAPITAL SHARE
  TRANSACTIONS
  Shares sold by
    subscription              3,071,518    2,674,300
  Issued for
    distributions
    reinvested                       --          132
  Shares redeemed            (1,201,512)    (414,336)
                           ------------  -----------
  Net increase in fund
    shares                    1,870,006    2,260,096
                           ============  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                           SA INTERNATIONAL HBTM FUND  SA INTERNATIONAL SMALL COMPANY FUND
                           --------------------------  -----------------------------------
                            YEAR ENDED    YEAR ENDED      YEAR ENDED         YEAR ENDED
                            6/30/2003     6/30/2002        6/30/2003         6/30/2002
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)               $  1,479,685  $    745,093    $    195,122       $    98,052
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions          (13,381,688)   (2,869,335)     (1,116,898)          (59,177)
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)         11,565,147    (1,938,302)      6,414,067         1,715,723
                           ------------  ------------    ------------       -----------
    Net increase
      (decrease) from
      operations               (336,856)   (4,062,544)      5,492,291         1,754,598
                           ------------  ------------    ------------       -----------
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income      (718,941)     (608,693)       (223,401)         (153,980)
    Net realized gains               --      (366,739)             --                --
                           ------------  ------------    ------------       -----------
  TOTAL DISTRIBUTIONS          (718,941)     (975,432)       (223,401)         (153,980)
                           ------------  ------------    ------------       -----------
  SHARE TRANSACTIONS
    Proceeds from sales
      of shares              94,511,358    77,766,386      42,332,764        22,702,013
    Value of
      distributions
      reinvested                569,260       885,414         180,162           141,207
    Cost of shares
      redeemed              (63,348,445)  (10,039,887)    (32,609,260)       (2,843,395)
                           ------------  ------------    ------------       -----------
  TOTAL SHARE
    TRANSACTIONS             31,732,173    68,611,913       9,903,666        19,999,825
    Shareholder
      transaction fees
      (Note 2)                       --            --              --           113,284
                           ------------  ------------    ------------       -----------
  Net increase from share
    transactions             31,732,173    68,611,913       9,903,666        20,113,109
                           ------------  ------------    ------------       -----------
  TOTAL INCREASE IN NET
    ASSETS                   30,676,376    63,573,937      15,172,556        21,713,727
NET ASSETS
  Beginning of Period       124,215,455    60,641,518      39,293,469        17,579,742
                           ------------  ------------    ------------       -----------
  End of Period            $154,891,831  $124,215,455    $ 54,466,025       $39,293,469
                           ============  ============    ============       ===========
UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END
  OF PERIOD                $  1,606,295  $    647,939    $     26,009       $    54,288
CAPITAL SHARE
  TRANSACTIONS
  Shares sold by
    subscription             12,976,779     9,174,063       5,094,689         2,687,009
  Issued for
    distributions
    reinvested                   80,746       105,156          23,068            17,651
  Shares redeemed            (8,697,369)   (1,174,616)     (3,880,114)         (329,766)
                           ------------  ------------    ------------       -----------
  Net increase in fund
    shares                    4,360,156     8,104,603       1,237,643         2,374,894
                           ============  ============    ============       ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               SA FIXED
                                                              INCOME FUND
                                -----------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                 JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000*
-------------------------------------------------------------------------------------------------------
                                                                       (I CLASS)          (I CLASS)
Net Asset Value, Beginning of
  Period                            $  10.21          $   9.87          $ 10.04            $ 10.00
                                    --------          --------          -------            -------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.31              0.30             0.44               0.35
  Net realized and unrealized
    gain on investments                 0.72              0.34             0.13               0.03
                                    --------          --------          -------            -------
Total from investment
  operations                            1.03              0.64             0.57               0.38
                                    --------          --------          -------            -------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.26)            (0.28)           (0.74)             (0.34)
  Distributions from capital
    gains                              (0.07)            (0.02)              --                 --
                                    --------          --------          -------            -------
Total distributions                    (0.33)            (0.30)           (0.74)             (0.34)
                                    --------          --------          -------            -------

Net asset value, end of period      $  10.91          $  10.21          $  9.87            $ 10.04
                                    ========          ========          =======            =======

Total return (1)                       10.19%             6.59%            5.88%              3.90%
Net assets, end of period
  (000s)                            $179,059          $116,022          $45,455            $15,165
Ratio of net expenses to
  average net assets (2)                0.89%             0.85%            0.87%              1.00%
Ratio of gross expenses to
  average net assets (2)(3)             1.40%             1.59%            2.06%              3.08%
Ratio of net investment income
  to average net assets (2)             3.00%             3.59%            4.20%              4.35%
Portfolio turnover rate (1)               85%               77%             135%                20%
Without giving effect to the
  voluntary expense
  limitations described in
  Note 2 to the Financial
  Statements, net investment
  income per share would have
  been (2)                          $   0.27          $   0.24          $  0.31            $  0.18

  *  From commencement of operations, July 29, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                SA U.S.
                                                              MARKET FUND
                                -----------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                 JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000*
-------------------------------------------------------------------------------------------------------
                                                                       (I CLASS)          (I CLASS)
Net Asset Value, Beginning of
  Period                            $   8.57          $  10.26          $ 11.59            $ 10.00
                                    --------          --------          -------            -------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.05              0.03             0.04               0.02
  Net realized and unrealized
    gain (loss) on investments         (0.04)            (1.69)           (1.30)              1.57
                                    --------          --------          -------            -------
Total from investment
  operations                            0.01             (1.66)           (1.26)              1.59
                                    --------          --------          -------            -------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.04)            (0.03)           (0.04)                --
  Distributions from capital
    gains                                 --                --            (0.03)                --
                                    --------          --------          -------            -------
Total distributions                    (0.04)            (0.03)           (0.07)                --
                                    --------          --------          -------            -------

Net asset value, end of period      $   8.54          $   8.57          $ 10.26            $ 11.59
                                    ========          ========          =======            =======

Total return (1)                        0.17%           (16.20)%         (10.89)%            15.90%
Net assets, end of period
  (000s)                            $160,569          $108,053          $55,605            $16,188
Ratio of net expenses to
  average net assets (2)                0.97%             0.92%            0.95%              1.08%
Ratio of gross expenses to
  average net assets (2)                1.38%             1.52%            1.87%              3.33%
Ratio of net investment income
  to average net assets (2)(3)          0.67%             0.43%            0.44%              0.43%
Portfolio turnover rate (1)                2%                1%              16%                 1%
Without giving effect to the
  voluntary expense
  limitations described in
  Note 2 to the Financial
  Statements, net investment
  income (loss) per share
  would have been (2)               $   0.02          $  (0.01)         $ (0.04)           $ (0.09)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                SA U.S.
                                                               HBTM FUND
                                -----------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                 JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000*
-------------------------------------------------------------------------------------------------------
                                                                       (I CLASS)          (I CLASS)
Net Asset Value, Beginning of
  Period                            $  8.75           $ 11.02           $  8.62            $10.00
                                    -------           -------           -------            ------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                0.03              0.01              0.08              0.06
  Net realized and unrealized
    gain (loss) on investments        (0.06)            (2.24)             2.46             (1.44)
                                    -------           -------           -------            ------
Total from investment
  operations                          (0.03)            (2.23)             2.54             (1.38)
                                    -------           -------           -------            ------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                 (0.02)            (0.04)            (0.11)               --
  Distributions from capital
    gains                                --                --             (0.03)               --
                                    -------           -------           -------            ------
Total distributions                   (0.02)            (0.04)            (0.14)               --
                                    -------           -------           -------            ------

Net asset value, end of period      $  8.70           $  8.75           $ 11.02            $ 8.62
                                    =======           =======           =======            ======

Total return (1)                      (0.27)%          (20.31)%           29.69%           (13.80)%
Net assets, end of period
  (000s)                            $88,552           $57,664           $29,578            $6,987
Ratio of net expenses to
  average net assets (2)               1.08%             1.05%             1.07%             1.13%
Ratio of gross expenses to
  average net assets (2)(3)            1.75%             1.92%             2.61%             5.67%
Ratio of net investment income
  to average net assets (2)            0.47%             0.23%             1.03%             1.57%
Portfolio turnover rate (1)               7%                3%               26%                3%
Without giving effect to the
  voluntary expense
  limitations described in
  Note 2 to the Financial
  Statements, net investment
  income (loss) per share
  would have been (2)               $ (0.02)          $ (0.04)          $ (0.04)           $(0.12)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                SA U.S
                                                             SMALL COMPANY
                                                                 FUND
                                -----------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                 JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000*
-------------------------------------------------------------------------------------------------------
                                                                       (I CLASS)          (I CLASS)
Net Asset Value, Beginning of
  Period                            $ 12.24           $ 13.68           $ 12.58            $10.00
                                    -------           -------           -------            ------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                 (0.03)            (0.05)            (0.03)            (0.01)
  Net realized and unrealized
    gain (loss) on investments        (0.06)            (1.39)             1.16              2.59
                                    -------           -------           -------            ------
Total from investment
  operations                          (0.09)            (1.44)             1.13              2.58
                                    -------           -------           -------            ------

LESS DISTRIBUTIONS:
  Distributions from capital
    gains                                --                --             (0.03)               --
                                    -------           -------           -------            ------
Total distributions                      --                --             (0.03)               --
                                    -------           -------           -------            ------

Net asset value, end of period      $ 12.15           $ 12.24           $ 13.68            $12.58
                                    =======           =======           =======            ======

Total return (1)                      (0.74)%          (10.52)%            9.02%            25.80%
Net assets, end of period
  (000s)                            $76,150           $53,854           $29,252            $6,836
Ratio of net expenses to
  average net assets (2)               1.26%             1.25%             1.26%             1.28%
Ratio of gross expenses to
  average net assets (2)(3)            2.11%             2.38%             3.32%             6.62%
Ratio of net investment loss
  to average net assets (2)           (0.38)%           (0.51)%           (0.28)%           (0.18)%
Portfolio turnover rate (1)               7%                5%               17%                4%
Without giving effect to the
  voluntary expense
  limitations described in
  Note 2 to the Financial
  Statements, net investment
  loss per share would have
  been (2)                          $ (0.11)          $ (0.15)          $ (0.22)           $(0.30)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                           SA INTERNATIONAL
                                                               HBTM FUND
                                -----------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                 JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000*
-------------------------------------------------------------------------------------------------------
                                                                       (I CLASS)          (I CLASS)
Net Asset Value, Beginning of
  Period                            $   8.54          $   9.41          $  9.99            $ 10.00
                                    --------          --------          -------            -------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.07              0.03             0.09               0.11
  Net realized and unrealized
    loss on investments                (0.38)            (0.79)           (0.60)             (0.08)
                                    --------          --------          -------            -------
Total from investment
  operations                           (0.31)            (0.76)           (0.51)              0.03
                                    --------          --------          -------            -------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.04)            (0.07)           (0.06)             (0.04)
  Distributions from capital
    gains                                 --             (0.04)           (0.01)                --
                                    --------          --------          -------            -------
Total distributions                    (0.04)            (0.11)           (0.07)             (0.04)
                                    --------          --------          -------            -------

Net asset value, end of period      $   8.19          $   8.54          $  9.41            $  9.99
                                    ========          ========          =======            =======

Total return (1)                       (3.51)%           (8.08)%          (5.15)%             0.36%
Net assets, end of period
  (000s)                            $154,892          $124,215          $60,642            $21,192
Ratio of net expenses to
  average net assets (2)                1.47%             1.45%            1.47%              1.53%
Ratio of gross expenses to
  average net assets (2)(3)             1.71%             1.80%            2.10%              3.66%
Ratio of net investment income
  to average net assets (2)             1.18%             0.91%            1.27%              2.22%
Portfolio turnover rate (1)               13%                3%              12%                 2%
Without giving effect to the
  voluntary expense
  limitations described in
  Note 2 to the Financial
  Statements, net investment
  income per share would have
  been (2)                          $   0.07          $   0.02          $  0.05            $0.00**

  *  From commencement of operations, August 5, 1999.
 **  Amount rounds to less than $0.01.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                           SA INTERNATIONAL
                                                          SMALL COMPANY FUND
                                -----------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                 JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000*
-------------------------------------------------------------------------------------------------------
                                                                       (I CLASS)          (I CLASS)
Net Asset Value, Beginning of
  Period                            $  9.16           $  9.18           $ 10.42            $10.00
                                    -------           -------           -------            ------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                0.04              0.01              0.05              0.17
  Net realized and unrealized
    gain (loss) on investments         0.70              0.03             (1.11)             0.47
                                    -------           -------           -------            ------
Total from investment
  operations                           0.74              0.04             (1.06)             0.64
                                    -------           -------           -------            ------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                 (0.05)            (0.06)               --             (0.22)
  Distributions from capital
    gains                                --                --             (0.18)               --
                                    -------           -------           -------            ------
Total distributions                   (0.05)            (0.06)            (0.18)            (0.22)
                                    -------           -------           -------            ------

Net asset value, end of period      $  9.85           $  9.16           $  9.18            $10.42
                                    =======           =======           =======            ======

Total return (1)                       8.16%             0.47%           (10.15)%            5.84%
Net assets, end of period
  (000s)                            $54,466           $39,293           $17,850            $5,613
Ratio of net expenses to
  average net assets (2)               1.28%             1.28%             1.29%             1.28%
Ratio of gross expenses to
  average net assets (2)(3)            1.62%             1.92%             3.04%             7.08%
Ratio of net investment income
  to average net assets (2)            0.47%             0.39%             0.68%             0.95%
Portfolio turnover rate (1)             N/A               N/A               N/A                25%
Without giving effect to the
  voluntary expense
  limitations described in
  Note 2 to the Financial
  Statements, net investment
  income (loss) per share
  would have been (2)               $  0.01           $ (0.01)          $ (0.08)           $(0.86)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.
N/A Refer to financial statements of the respective Master Fund, included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    SA Funds--Investment Trust (the "Trust") was organized as a Delaware business trust on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently offers six Funds, each of which is registered under the Investment Company Act of 1940 (the "1940 Act"), and is a diversified mutual fund as defined in the 1940 Act. The Trust currently offers the following Funds:

    SA Fixed Income Fund
    SA U.S. Market Fund
    SA U.S. HBtM Fund
    SA U.S. Small Company Fund
    SA International HBtM Fund
    SA International Small Company Fund

    All of the Funds commenced investment operations on August 5, 1999 with the exception of SA Fixed Income Fund, which commenced operations on July 29, 1999.

    Prior to October 30, 2000, the Funds offered two classes of shares -- Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination).

    Effective October 30, 2000, SA International Small Company Fund became a feeder fund in a master/feeder relationship, such that it invests all of its investable assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA International Small Company Portfolio" or the "Master Fund"). (Prior to the effective date, SA International Small Company Fund was a fund of funds.) The investment objective and fundamental policies of the Master Fund are the same as those of SA International Small Company Fund. As of June 30, 2003, SA International Small Company Fund held approximately 8.23% of the Master Fund. The performance of SA International Small Company Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

    SECURITY VALUATION -- Equity securities listed on an exchange for which market quotations are readily available are valued according to the official closing price, if any, or at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued based upon prices provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (Continued)

--------------------------------------------------------------------------------

    The shares of SSgA Government Money Market Fund and SSgA Money Market Fund held by the Funds, shares of the DFA U.S. MicroCap Portfolio held by SA U.S. Market Fund, and shares of the Master Fund held by SA International Small Company Fund are valued at the respective daily net asset value of the purchased fund. Valuation of securities by the Master Fund is discussed in the Master Fund's Notes to Financial Statements, which are included elsewhere in this report.

    REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. ("DFA" or the Funds' "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

    FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

    The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

    SA Fixed Income Fund, SA International HBtM Fund and SA International Small Company Fund may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

    The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (Continued)

--------------------------------------------------------------------------------
Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

    Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    At June 30, 2003, SA Fixed Income Fund had the following open forward foreign currency exchange contract:

                                         LOCAL     AGGREGATE
                           DELIVERY    CURRENCY       FACE       TOTAL      UNREALIZED
                             DATE       AMOUNT       AMOUNT      VALUE     APPRECIATION
                           ---------  -----------  ----------  ----------  ------------
Canadian Dollar (sell)...  7/16/2003    8,055,802  $5,940,725  $5,935,806    $  4,919

    INVESTMENT TRANSACTIONS, INCOME AND EXPENSES -- Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same as for federal income tax purposes.

    Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

    INDEMNIFICATIONS -- Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

    FEDERAL INCOME TAXES -- The Funds'policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

    As of June 30, 2003, the following Funds have realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

                                         EXPIRING          EXPIRING          EXPIRING
FUND                                  JUNE 30, 2009     JUNE 30, 2010     JUNE 30, 2011
----                                 ----------------  ----------------  ----------------
SA International Small Company
  Fund.............................     $1,264,358        $      151        $       --
SA U.S. Market Fund................             --         4,877,817         2,955,110
SA U.S. HBtM Fund..................             --           515,071         2,948,679
SA U.S. Small Company Fund.........             --         1,594,255         4,909,561
SA International HBtM Fund.........             --         2,320,714         9,795,592

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (Continued)

--------------------------------------------------------------------------------

    As of June 30, 2003, the following Funds have elected for federal income tax purposes to defer the following current year post October 31 capital losses as though the losses were incurred on the first day of the next fiscal year:

                                                    POST OCTOBER
FUND                                                CAPITAL LOSS
----                                                ------------
SA U.S. Market Fund...............................      334,506
SA U.S. HBtM Fund.................................        8,263
SA International HBtM Fund........................    4,267,540

    The tax character of distributions paid to shareholders during 2003 and 2002 were as follows:

                                                     2003
                                      ORDINARY    LONG-TERM
                                       INCOME    CAPITAL GAIN     TOTAL
                                     ----------  ------------  ------------
SA Fixed Income Fund...............  $4,480,549    $98,291      $4,578,840
SA U.S. Market Fund................     590,344         --         590,344
SA U.S. HBtM Fund..................     181,441         --         181,441
SA International HBtM Fund.........     718,941         --         718,941
SA International Small Company
  Fund.............................     223,401         --         223,401

                                                     2002
                                      ORDINARY    LONG-TERM
                                       INCOME    CAPITAL GAIN     TOTAL
                                     ----------  ------------  -----------
SA Fixed Income Fund...............  $2,330,177    $    101    $2,330,278
SA U.S. Market Fund................     251,927          --       251,927
SA U.S. HBtM Fund..................     146,573          --       146,573
SA U.S. Small Company Fund.........          --       1,897         1,897
SA International HBtM Fund.........     686,181     289,251       975,432
SA International Small Company
  Fund.............................     153,980          --       153,980

    As of June 30, 2003, the components of distributable earnings on a tax basis were:

                                            UNDISTRIBUTED    UNREALIZED
                            UNDISTRIBUTED     LONG-TERM    APPRECIATION/   POST OCTOBER  CAPITAL LOSS
                           ORDINARY INCOME  CAPITAL GAINS  (DEPRECIATION)  CAPITAL LOSS  CARRYFORWARD
                           ---------------  -------------  --------------  ------------  -------------
SA Fixed Income Fund.....      2,962,332       2,616,986       5,802,933            --             --
SA U.S. Market Fund......        406,083              --      (6,788,778)     (334,506)    (7,832,927)
SA U.S. HBtM Fund........        162,614              --         618,500        (8,263)    (3,463,750)
SA U.S. Small Company
  Fund...................             --              --       9,598,984             1     (6,503,816)
SA International HBtM
  Fund...................      1,689,187              --       7,302,625    (4,267,540)   (12,116,306)
SA International Small
  Company Fund...........         26,009              --       6,778,741            --     (1,264,509)

    DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund, excluding SA Fixed Income Fund, declares and pays its investment income annually. SA Fixed Income Fund declares and pays its net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains at least annually.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (Continued)

--------------------------------------------------------------------------------

    Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

2.  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

    The Trust has an Investment Advisory and Administrative Services Agreement with the Manager, under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Assante Corporation, which is a publicly traded financial services company located in Winnipeg, Canada. For the advisory services provided, the Manager is entitled to fees from each Fund computed daily and payable monthly based on the average daily net assets of each Fund as set out in the table below. The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets, which fee is included in the total advisory fee ratio set forth below. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it remains a feeder fund. However, DFA receives an administration fee from the Master Fund and also receives advisory fees for providing advisory services to the funds in which the Master Fund invests.

    The total advisory fees accrued to each Fund are as follows:

                                                    ADVISORY
FUND                                                  FEES
----                                                --------
SA Fixed Income Fund..............................    0.84%
SA U.S. Market Fund...............................    0.70%
SA U.S. HBtM Fund.................................    0.92%
SA U.S. Small Company Fund........................    1.03%
SA International HBtM Fund........................    1.03%
SA International Small Company Fund...............    0.65%

    The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided, the Manager is paid an annual service fee at the rate of 0.25% of the value of the average daily net assets of each Fund.

    For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (Continued)

--------------------------------------------------------------------------------

    Effective April 1, 2003 the Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2009, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

                                                    EXPENSE
FUND                                                 LIMIT
----                                                -------
SA Fixed Income Fund..............................   1.00%
SA U.S. Market Fund...............................   1.08%
SA U.S. HBtM Fund.................................   1.13%
SA U.S. Small Company Fund........................   1.28%
SA International HBtM Fund........................   1.53%
SA International Small Company Fund...............   1.28%

    Prior to March 31, 2003, the Manager waived its management fees and/or reimbursed expenses to the extent necessary to limit the Funds' total operating expenses to the following percentages (on an annualized basis):

                                                    EXPENSE
FUND                                                 LIMIT
----                                                -------
SA Fixed Income Fund..............................   0.85%
SA U.S. Market Fund...............................   0.92%
SA U.S. HBtM Fund.................................   1.05%
SA U.S. Small Company Fund........................   1.25%
SA International HBtM Fund........................   1.45%
SA International Small Company Fund...............   1.28%

    The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/ reimbursement is made,
(2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant fund does not exceed its operating expense limitation after giving effect to the reimbursement, and
(4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund's operating expenses for the current year. As of June 30, 2003, the following amounts are subject to this recapture through June 30, 2004, June 30, 2005 and June 30, 2006 respectively. During the period ended June 30, 2003, the Manager recaptured $25,544 from SA International HBtM Fund pursuant to these conditions.

                                         EXPIRES           EXPIRES           EXPIRES
FUND                                  JUNE 30, 2004     JUNE 30, 2005     JUNE 30, 2006
----                                 ----------------  ----------------  ----------------
SA Fixed Income Fund...............      $421,171          $535,952          $704,944
SA U.S. Market Fund................       410,994           462,497           444,089
SA U.S. HBtM Fund..................       344,037           362,632           382,605
SA U.S. Small Company Fund.........       410,555           439,148           419,760
SA International HBtM Fund.........       330,529           273,878           241,508
SA International Small Company
  Fund.............................       248,665           150,060            90,225

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (Continued)

--------------------------------------------------------------------------------

    TRUSTEES' FEES AND EXPENSES -- For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) each receive an annual retainer fee of $13,200 per year, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Interested trustees receive no compensation for their services as trustees.

    SUB-ADMINISTRATION FEES -- State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. For providing such services, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% of the first $750 million of net assets, plus 0.04% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $85,000 annually per Fund. State Street has contractually agreed to waive $250,000 of its fees to the Funds each year for the calendar years 2002 and 2003.

    SHAREHOLDER TRANSACTION FEES -- Until April 1, 2002, SA International Small Company Fund charged a transaction fee of 0.675% of the Fund's offering price on purchases of, and exchanges for, shares of the Fund. The fee did not apply to reinvested dividends or capital gains distributions. Such fees are reflected in the Fund's Statement of Changes in Net Assets and included in share transactions.

3.  PURCHASES AND SALES OF SECURITIES

    Excluding short-term investments, each Fund's purchases and sales of securities for the year ended June 30, 2003 were as follows:

                                                    PURCHASES
                                          ------------------------------
                                          U.S. GOVERNMENT      OTHER
                                          ---------------  -------------
SA Fixed Income Fund....................    $35,409,347    $129,388,396
SA U.S. Market Fund.....................             --      50,542,453
SA U.S. HBtM Fund.......................             --      30,947,974
SA U.S. Small Company Fund..............             --      23,453,270
SA International HBtM Fund..............             --      44,822,780
SA International Small Company Fund.....            N/A             N/A

                                                      SALES
                                          -----------------------------
                                          U.S. GOVERNMENT     OTHER
                                          ---------------  ------------
SA Fixed Income Fund....................    $60,022,578    $59,467,602
SA U.S. Market Fund.....................             --      1,894,424
SA U.S. HBtM Fund.......................             --      4,726,423
SA U.S. Small Company Fund..............             --      3,773,867
SA International HBtM Fund..............             --     15,648,715
SA International Small Company Fund.....            N/A            N/A

               N/A -- Refer to the Master Fund's financial statements.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (Continued)

--------------------------------------------------------------------------------

4.  TRUSTEES AND OFFICERS' INFORMATION (UNAUDITED)

    The Trustees and executive officers of the Trust, their respective dates of birth and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. Three of the Trustees are independent of the Trust's Manager, Sub-Adviser and Distributor; that is, they have no financial interest in the Manager, Sub-Adviser or Distributor.

    Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Adviser, DFA, the Distributor or any entity directly or indirectly controlling, controlled by or under common control with any of those companies. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

NAME, ADDRESS
AND DATE OF BIRTH                        POSITION(S) HELD WITH FUND       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------                    -----------------------------------  --------------------------------------------
Bryan W. Brown                       Trustee (since April 1999)           Self-Employed Management Consultant (since
c/o Assante Asset Management Inc.                                         1992).
1190 Saratoga Avenue
Suite 200
San Jose, CA 95129
DOB: 02/09/45
Harold M. Shefrin                    Trustee (since April 1999)           Professor of Finance, Santa Clara University
Department of Finance                                                     (since 1978).
Leavey School of Business
Santa Clara University
Santa Clara, CA 95053
DOB: 07/27/48
Mark A. Schimbor                     Trustee (since July 2000)            Senior Vice President, Lee Hecht Harrison
c/o Assante Asset Management Inc.                                         (career consulting company) (since 1999);
1190 Saratoga Avenue                                                      Instructor, Finance Department for U. C.
Suite 200                                                                 Berkeley Extension (since 1998); President,
San Jose, CA 95129                                                        U.S. Finance, Avco Financial Services, Inc.
DOB: 11/07/45                                                             (1995-1998).

NAME, ADDRESS                                OTHER TRUSTEESHIPS
AND DATE OF BIRTH                              HELD BY TRUSTEE
-----------------                    -----------------------------------
Bryan W. Brown                       None
c/o Assante Asset Management Inc.
1190 Saratoga Avenue
Suite 200
San Jose, CA 95129
DOB: 02/09/45
Harold M. Shefrin                    None
Department of Finance
Leavey School of Business
Santa Clara University
Santa Clara, CA 95053
DOB: 07/27/48
Mark A. Schimbor                     None
c/o Assante Asset Management Inc.
1190 Saratoga Avenue
Suite 200
San Jose, CA 95129
DOB: 11/07/45

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2003 (Continued)

--------------------------------------------------------------------------------

NAME, ADDRESS                                OTHER TRUSTEESHIPS
AND DATE OF BIRTH                        POSITIHELD)BYETRUSTEE FUND       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------                    -----------------------------------  --------------------------------------------
Alexander B. Potts*                  President and Chief Executive        Executive Vice President and General
1190 Saratoga Avenue                 Officer (since August 2000)          Manager, Assante Asset Management Inc.
Suite 200                                                                 (since August 2000); President and Chief
San Jose, CA 95129                                                        Executive Officer, Assante Capital
DOB: 06/14/67                                                             Management Inc. (since April 2001); Chief
                                                                          Compliance Officer, Assante Capital
                                                                          Management Inc. (October 2000 -- May 2001);
                                                                          Vice President of Advisor Services and
                                                                          Investment Operations, RWB Advisory Services
                                                                          Inc. (October 1998 -- September 2000); Vice
                                                                          President of Advisor Services and Investment
                                                                          Operations, Reinhardt, Werba, Bowen Inc.
                                                                          (April 1990 -- October 1998).
Michael R. Clinton*                  Chief Financial and Accounting       Executive Vice President, Assante Asset
1190 Saratoga Avenue                 Officer and Treasurer (since April   Management Inc. (since March 2002):
Suite 200                            1999)                                Treasurer and Chief Operations Officer,
San Jose, CA 95129                                                        Assante Asset Management Inc. (August
DOB: 10/06/66                                                             2000 -- February 2002); Treasurer and Chief
                                                                          Financial Officer, RWB Advisory Services
                                                                          Inc. (October 1998 -- July 2000); Treasurer
                                                                          and Chief Financial Officer, Reinhardt,
                                                                          Werba, Bowen Inc. (June 1995 to October
                                                                          1998).
Jennifer S. Fromm*                   Vice President, Secretary and        Senior Legal Counsel and Secretary, Assante
1190 Saratoga Avenue                 Compliance Officer (since September  Global Advisors Inc. (since June 2002);
Suite 200                            2000)                                Secretary, Assante Asset Management Inc. and
San Jose, CA 95129                                                        Assante Capital Management Inc. (since
DOB: 08/24/73                                                             January 2002); Vice President and Senior
                                                                          Mutual Fund Counsel, Assante Asset
                                                                          Management Inc. (since September 2000);
                                                                          Associate Counsel, State Street Corporation
                                                                          (financial services company) (August
                                                                          1999 -- September 2000).

Alexander B. Potts*                  N/A
1190 Saratoga Avenue
Suite 200
San Jose, CA 95129
DOB: 06/14/67
Michael R. Clinton*                  N/A
1190 Saratoga Avenue
Suite 200
San Jose, CA 95129
DOB: 10/06/66
Jennifer S. Fromm*                   N/A
1190 Saratoga Avenue
Suite 200
San Jose, CA 95129
DOB: 08/24/73

    The Trust's Board of Trustees has appointed a standing Audit Committee consisting of those Trustees who are not "interested persons" (as defined in the 1940 Act). The Audit Committee oversees the audit process and provides assistance to the Trustees in fulfilling their responsibilities to the shareholders, potential shareholders and investment community relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Trust's Audit Committee met once during the fiscal year ended June 30, 2003.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of SA Funds -- Investment Trust

    In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SA Fixed Income Fund, SA International HBtM Fund, SA International Small Company Fund, SA U.S. HbtM Fund, SA U.S. Market Fund and SA U.S. Small Company Fund (constituting SA Funds -- Investment Trust, hereafter referred to as the "Trust") at June 30, 2003 the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 8, 2003

--------------------------------------------------------------------------------
SA Funds
TAX INFORMATION NOTICE (UNAUDITED)

--------------------------------------------------------------------------------

    For Federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended June 30, 2003:

    FOREIGN TAX CREDITS -- The SA International HBtM Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2003, the total amount that will be passed through to shareholders and the foreign source income for information reporting purposes will be $391,181 (all of which represents taxes withheld) and $3,656,050, respectively.

    CAPITAL GAINS DISTRIBUTIONS -- On December 19, 2002 the following Fund declared a long term capital gain distribution in the following amount:

                                                         LONG TERM
                                                       CAPITAL GAIN
FUND                                                DISTRIBUTION AMOUNT
----                                                -------------------

SA Fixed Income Fund..............................        $98,291

    CORPORATE DIVIDENDS RECEIVED DEDUCTION -- The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. HBtM Fund.................................  100%
SA U.S. Market Fund...............................  100%

     SELECTED FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
Schedule of Investments -- June 30, 2003 (Unaudited)........     80

Schedule of Investments -- November 30, 2002................     81

Statement of Assets and Liabilities -- June 30, 2003
 (Unaudited)................................................     82

Statement of Assets and Liabilities -- November 30, 2002....     83

Statement of Operations.....................................     84

Statements of Changes in Net Assets.........................     85

Financial Highlights........................................     86

Notes to Financial Statements...............................     87

Report of Independent Certified Public Accountants..........     91

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003
                                  (UNAUDITED)

                                                                      VALUE
                                                                      -----
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (29.5%)
  (Cost $223,487,674).......................................       $194,851,739
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (14.4%)
  (Cost $104,149,838).......................................         94,783,521
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (15.5%)
  (Cost $88,581,624)........................................        102,252,149
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (40.5%)
  (Cost $233,278,971).......................................        267,209,488
Temporary Cash Investments (0.1%)
  Repurchase Agreement, PNC Capital Markets Inc. 1.05%,
  07/01/03 (Collateralized by $640,000 U. S. Treasury Notes
  2.250%, 07/31/04, valued at $653,600) to be repurchased
  at $643,019
  (Cost $643,000)...........................................            643,000
                                                                   ------------
    Total Investments (100%) (Cost $650,141,107)++..........       $659,739,897
                                                                   ============

--------------
++The cost for federal income tax purposes is $650,265,615.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                                                      VALUE+
                                                                      ------
Investment in The Japanese Small Company Series
  of The DFA Investment Trust Company (37.2%)
  (Cost $209,794,764).......................................       $137,159,203
Investment in The Pacific Rim Small Company Series
  of The DFA Investment Trust Company (15.5%)
  (Cost $87,479,790)........................................         64,578,546
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company (12.1%)
  (Cost $68,533,721)........................................         66,739,233
Investment in The Continental Small Company Series
  of The DFA Investment Trust Company (34.7%)
  (Cost $196,087,577).......................................        193,205,622
Temporary Cash Investments (0.5%)
  Repurchase Agreement, PNC Capital Markets Inc. 1.21%,
  12/02/02
  (Collateralized by $2,718,000 FMC Discount Notes 1.37%,
  07/30/03,
  valued at $2,690,820) to be repurchased at $2,651,267
  (Cost $2,651,000).........................................          2,651,000
                                                                   ------------
    Total Investments (100%) (Cost $564,546,852)++..........       $464,333,904
                                                                   ============

--------------
 +See Note B to Financial Statements.
++The cost for federal income tax purposes is $564,441,074.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (Cost $650,141)........................    $   659,740
Cash........................................................             16
Receivable for Fund Shares Sold.............................          1,058
Prepaid Expenses and Other Assets...........................             13
                                                                -----------
    Total Assets............................................        660,827
                                                                -----------

LIABILITIES:
Payables:
    Fund Shares Redeemed....................................            268
    Due to Advisor..........................................            212
Accrued Expenses and Other Liabilities......................             30
                                                                -----------
    Total Liabilities.......................................            510
                                                                -----------
NET ASSETS..................................................    $   660,317
                                                                ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..................................     73,128,518
                                                                ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....    $      9.03
                                                                ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................    $   651,629
Accumulated Net Investment Income (Loss)....................          7,697
Accumulated Net Realized Gain (Loss)........................         (8,938)
Accumulated Net Realized Foreign Exchange Gain (Loss).......            165
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................          9,599
Unrealized Net Foreign Exchange Gain (Loss).................            165
                                                                -----------
    Total Net Assets........................................    $   660,317
                                                                ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $564,547)........................    $   464,334
Cash........................................................             15
Receivable for Fund Shares Sold.............................            806
Prepaid Expenses and Other Assets...........................              6
                                                                -----------
    Total Assets............................................        465,161
                                                                -----------

LIABILITIES:
Payables:
    Fund Shares Redeemed....................................            408
    Due to Advisor..........................................            151
Accrued Expenses and Other Liabilities......................             24
                                                                -----------
    Total Liabilities.......................................            583
                                                                -----------
NET ASSETS..................................................    $   464,578
                                                                ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..................................     62,716,631
                                                                ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....    $      7.41
                                                                ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................    $   568,756
Accumulated Net Investment Income (Loss)....................          7,119
Accumulated Net Realized Gain (Loss)........................        (11,393)
Accumulated Net Realized Foreign Exchange Gain (Loss).......            222
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................       (100,213)
Unrealized Net Foreign Exchange Gain (Loss).................             87
                                                                -----------
    Total Net Assets........................................    $   464,578
                                                                ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1,082).......         $  9,970
  Interest..................................................              228
  Income from Securities Lending............................              663
  Expenses Allocated From Master Funds......................           (1,237)
                                                                     --------
        Total Investment Income.............................            9,624
                                                                     --------
EXPENSES
  Administrative Services...................................            1,711
  Accounting & Transfer Agent Fees..........................               30
  Legal Fees................................................                5
  Audit Fees................................................                1
  Filing Fees...............................................               31
  Shareholders' Reports.....................................               27
  Directors' Fees and Expenses..............................                4
  Other.....................................................                2
                                                                     --------
        Total Expenses......................................            1,811
                                                                     --------
  NET INVESTMENT INCOME (LOSS)..............................            7,813
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold....              305
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................              222
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency..............          (19,049)
  Translation of Foreign Currency Denominated Amounts.......              123
                                                                     --------

    NET GAIN/(LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................          (18,399)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(10,586)
                                                                     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR            YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,        NOV. 30,
                                                                        2002            2001
                                                                     ----------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $   7,813        $  6,849
  Net Realized Gain (Loss) on Investment Securities Sold....               305         (11,848)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................               222            (123)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency..............           (19,049)        (18,843)
  Translation of Foreign Currency Denominated Amounts.......               123              33
                                                                     ---------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           (10,586)        (23,932)
                                                                     ---------        --------
Distributions From:
  Net Investment Income.....................................            (6,930)         (6,184)
  Net Short-Term Gains......................................                --            (322)
  Net Long-Term Gains.......................................                --          (4,344)
                                                                     ---------        --------
        Total Distributions.................................            (6,930)        (10,850)
                                                                     ---------        --------
Capital Share Transactions (1):
  Shares Issued.............................................           218,575         146,134
  Shares Issued in Lieu of Cash Distributions...............             6,917          10,850
  Shares Redeemed...........................................           (99,598)        (75,062)
                                                                     ---------        --------
        Net Increase (Decrease) From Capital Shares
          Transactions......................................           125,894          81,922
                                                                     ---------        --------
        Total Increase (Decrease)...........................           108,378          47,140
NET ASSETS
  Beginning of Period.......................................           356,200         309,060
                                                                     ---------        --------
  End of Period.............................................         $ 464,578        $356,200
                                                                     =========        ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            28,394          17,933
    Shares Issued in Lieu of Cash Distributions.............               948           1,306
    Shares Redeemed.........................................           (13,054)         (9,217)
                                                                     ---------        --------
                                                                       (16,288)         10,022
                                                                     =========        ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED
                                              NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                2002           2001           2000           1999           1998
                                              ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period........  $   7.67       $   8.49       $   9.13       $   7.82       $   7.82
                                              --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..............      0.14           0.15           0.17           0.15           0.15
  Net Gains (Losses) on Securities (Realized
    and Unrealized).........................     (0.25)         (0.67)         (0.62)          1.31          (0.04)
                                              --------       --------       --------       --------       --------
  Total From Investment Operations..........     (0.11)         (0.52)         (0.45)          1.46           0.11
                                              --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Net Investment Income.....................     (0.15)         (0.17)         (0.19)         (0.15)         (0.11)
  Net Realized Gains........................        --          (0.13)            --             --             --
                                              --------       --------       --------       --------       --------
  Total Distributions.......................     (0.15)         (0.30)         (0.19)         (0.15)         (0.11)
                                              --------       --------       --------       --------       --------
Net Asset Value, End of Period..............  $   7.41       $   7.67       $   8.49       $   9.13       $   7.82
                                              ========       ========       ========       ========       ========
Total Return................................     (1.39)%        (6.36)%        (5.01)%        19.07%          1.49%

Net Assets, End of Period
  (thousands)...............................  $464,578       $356,200       $309,060       $250,442       $273,992
Ratio of Expenses to Average Net Assets
  (1).......................................      0.71%          0.72%          0.71%          0.75%          0.73%
Ratio of Net Investment Income to Average
  Net Assets................................      1.83%          2.02%          2.10%          1.76%          1.62%
Portfolio Turnover Rate.....................       N/A            N/A            N/A            N/A            N/A

--------------

(1)                     Represents the combined ratios for the portfolio and its
                        respective pro-rata share of its Master Fund Series.
N/A                     Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. One of the Fund's forty portfolios (the "Portfolio") is included in this report. Of the remaining thirty-nine portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, twenty-nine are presented in separate reports, and four have not commenced operations.

    The Portfolio (the "Feeder Fund") invests in four series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                                      PERCENTAGE
                                                                                                                       OWNERSHIP
PORTFOLIO (FEEDER FUND)                                                     SERIES (MASTER FUNDS)                     AT 11/30/02
-------------------------------------------------------    -------------------------------------------------------    -----------
International Small Company Portfolio                      The Japanese Small Company Series                               71%
                                                           The Pacific Rim Small Company Series                            53%
                                                           The United Kingdom Small Company Series                         67%
                                                           The Continental Small Company Series                            73%

    The Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The Feeder Funds investments reflect its proportionate interest in the net assets of the corresponding feeders.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,807.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    The Portfolio accrues its respective share of income and expenses daily on its investment in its corresponding Master Funds, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    5. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets have been reclassified to conform to the current year presentation.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributed earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

    Gross Unrealized Appreciation...........................    $  15,112
    Gross Unrealized Depreciation...........................     (115,219)
                                                                ---------
      Net...................................................    $(100,107)
                                                                =========

    At November 30, 2002, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $12,118,000 of which $11,868,000 and $250,000 will expire on November 30, 2009 and November 30, 2010, respectively.

E. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on November 29, 2002.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

F. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time.

    For the year ended November 30, 2002, borrowings by the Portfolio under the line were as follows:

        WEIGHTED                                    NUMBER OF     INTEREST    MAXIMUM AMOUNT
         AVERAGE                 WEIGHTED             DAYS        EXPENSE     BORROWED DURING
      INTEREST RATE        AVERAGE LOAN BALANCE    OUTSTANDING    INCURRED      THE PERIOD
  ---------------------    --------------------    -----------    --------    ---------------
     2.50%                       $120,000               1            $8          $120,000

    There were no outstanding borrowings under the line of credit at November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit for the year ended November 30, 2002.

G. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Portfolio were sold at a public offering price equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital. The reimbursement fee for the Portfolio was 0.675% of the net asset value of its shares. Effective March 30, 2002, the Portfolio no longer charges reimbursement fees.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF INTERNATIONAL SMALL COMPANY PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

       SELECTED FINANCIAL STATEMENTS OF THE DFA INVESTMENT TRUST COMPANY

                       THE JAPANESE SMALL COMPANY SERIES

                      THE PACIFIC RIM SMALL COMPANY SERIES

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                      THE CONTINENTAL SMALL COMPANY SERIES

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Schedules of Investments -- June 30, 2003 (Unaudited)
  The Japanese Small Company Series...................................     93
  The Pacific Rim Small Company Series................................    102
  The United Kingdom Small Company Series.............................    110
  The Continental Small Company Series................................    116

Schedules of Investments -- November 30, 2002
  The Japanese Small Company Series...................................    129
  The Pacific Rim Small Company Series................................    138
  The United Kingdom Small Company Series.............................    147
  The Continental Small Company Series................................    153

Statements of Assets and Liabilities -- June 30, 2003 (Unaudited).....    166

Statements of Assets and Liabilities -- November 30, 2002.............    167

Statements of Operations..............................................    168

Statements of Changes in Net Assets...................................    169

Financial Highlights..................................................    170

Notes to Financial Statements.........................................    172

Report of Independent Certified Public Accountants....................    176

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                                 JUNE 30, 2003

                                          SHARES      VALUE
                                          ------      -----
JAPAN -- (75.4%)
COMMON STOCKS -- (75.3%)
 *#AOC Holdings, Inc....................  66,300   $    246,261
 *ASK Corp., Yokohama...................  64,000         52,234
 Achilles Corp..........................  549,000       704,110
 #Advan Co., Ltd........................  36,000        216,465
 *Aichi Corp............................  57,000        151,430
 Aichi Machine Industry Co., Ltd........  112,000       247,179
 Aichi Tokei Denki Co., Ltd.............  67,000        147,308
 Aida Engineering, Ltd..................  98,000        298,713
 Aigan Co., Ltd.........................  15,000         83,823
 Aiphone Co., Ltd.......................  27,400        311,024
 Airport Facilities Co., Ltd............  79,970        257,076
 Aisan Industry Co., Ltd................  42,000        320,750
 *Akai Electric Co., Ltd................  363,000         3,023
 #Akebono Brake Industry Co., Ltd.......  141,000       513,154
 Allied Telesis KK......................   8,000        188,549
 Aloka Co., Ltd.........................  43,000        354,887
 Alpha Systems Inc......................   8,000        112,463
 Alps Logistics Co., Ltd................  13,000        110,972
 Altech Co., Ltd........................  14,000         51,418
 Amada Machinics Co., Ltd...............  163,414       344,316
 Amatsuji Steel Ball Manufacturing Co.,
   Ltd..................................  12,000         75,153
 Ando Corp..............................  120,000       162,898
 Anest Iwata Corp.......................  74,000        130,035
 Anrakutei Co., Ltd.....................  13,000         71,564
 Aoi Advertising Promotion, Inc.........  14,000         69,607
 Aoki International Co., Ltd............  61,200        295,615
 *Apic Yamada Corp......................   7,000         15,740
 *Arai-Gumi, Ltd........................  34,450         40,740
 *Araya Industrial Co., Ltd.............  84,000        108,432
 #Argo 21 Corp..........................  13,200         95,640
 Aronkasei Co., Ltd.....................  53,000        142,569
 #Asahi Denka Kogyo KK..................  169,000     1,065,443
 #Asahi Diamond Industrial Co., Ltd.....  99,000        384,210
 Asahi Kogyosha Co., Ltd................  48,000        114,728
 Asahi Organic Chemicals Industry Co.,
   Ltd..................................  123,000       279,650
 *#Asahi Soft Drinks Co., Ltd...........  69,000        296,515
 *Asahi Tec Corp........................  86,000        124,622
 *Asahi Techno Glass Corp...............  34,000         71,922
 Asanuma Corp...........................  96,000        143,910
 #Ashimori Industry Co., Ltd............  84,000        156,003
 Asia Securities Printing Co., Ltd......  16,000         78,351
 #Asics Corp............................  333,000       574,066
 Atom Corp..............................   3,000         32,430
 #Atsugi Nylon Industrial Co., Ltd......  258,000       217,014
 Aucnet, Inc............................  15,000        102,061
 *Azel Corp., Tokyo.....................  89,000         65,967
 Azwell, Inc............................  93,400        433,261
 Bando Chemical Industries, Ltd.........  213,000       523,298
 Bank of Okinawa, Ltd...................  24,300        398,676
 Bank of the Ryukyus, Ltd...............  30,280        372,716
 Best Denki Co., Ltd....................  132,000       508,982
 Bull Dog Sauce Co., Ltd................  15,000         99,938
 Bunka Shutter Co., Ltd.................  134,000       397,285
                                          SHARES      VALUE
                                          ------      -----
 #C Two-Network Co., Ltd................  10,000   $    281,491
 #CAC Corp..............................  11,000         81,532
 #CKD Corp..............................  113,000       374,549
 #CMK Corp..............................  62,000        300,512
 CTI Engineering Co., Ltd...............  19,000         87,029
 Cabin Co., Ltd.........................  67,000         93,183
 #Calpis Co., Ltd.......................  115,000       560,275
 #Canon Aptex, Inc......................  45,070        405,001
 Canon Electronics, Inc.................  40,000        456,048
 *Carolina Co., Ltd.....................  40,000         30,648
 *Catena Corp...........................  18,000         32,829
 Central Finance Co., Ltd...............  180,000       656,590
 Central Security Patrols Co., Ltd......  12,000         63,460
 Cesar Co...............................  79,000            658
 *#Chiba Kogyo Bank, Ltd................  53,200        251,656
 #Chino Corp............................  70,000        181,886
 *Chisan Tokan Co., Ltd.................  64,000         30,914
 #Chiyoda Co., Ltd......................  58,000        458,397
 Chofu Seisakusho Co., Ltd..............  25,000        356,236
 *Chori Co., Ltd........................  175,000       126,796
 Chuetsu Pulp and Paper Co., Ltd........  145,000       306,725
 #Chugai Ro Co., Ltd....................  139,000       211,843
 #Chugoku Marine Paints, Ltd............  111,000       379,013
 Chugokukogyo Co., Ltd..................  45,000         60,337
 Chuo Gyorui Co., Ltd...................  35,000         53,925
 Chuo Spring Co., Ltd., Nagoya..........  80,000        269,165
 *#Clarion Co., Ltd.....................  171,000       299,063
 #Cleanup Corp..........................  71,000        697,731
 *Co-Op Chemical Co., Ltd...............  80,000         65,959
 Colowide Co., Ltd......................  14,000        106,800
 *#Columbia Music Entertainment, Inc....  134,000       160,700
 Computer Engineering & Consulting,
   Ltd..................................  25,000        264,418
 #Cosel Co., Ltd........................  27,000        518,301
 *#Cosmo Securities Co., Ltd............  444,000       469,607
 Credia Co., Ltd........................  14,000        143,644
 Cresco, Ltd............................   7,000         59,521
 *D'urban, Inc..........................  114,000       150,956
 #Dai Nippon Toryo, Ltd.................  193,000       253,958
 Dai-Dan Co., Ltd.......................  57,000        223,585
 Daido Kogyo Co., Ltd...................  60,000        114,928
 *Daido Steel Sheet Corp................  84,000        166,496
 Daidoh, Ltd............................  54,000        315,703
 Daihen Corp............................  168,000       208,470
 #Daiho Corp............................  96,000        152,705
 Daiichi Cement Co., Ltd................  33,000         69,806
 Dai-Ichi Jitsugyo Co., Ltd.............  80,000        190,548
 *Dai-Ichi Katei Denki Co., Ltd.........  91,000            758
 Dai-Ichi Kogyo Seiyaku Co., Ltd........  47,000        120,167
 Daiken Corp............................  195,000       488,820
 #Daiki Co., Ltd........................  31,000        356,277
 Daiko Shoken Business Co., Ltd.........   6,000         16,490
 *#Daikyo, Inc..........................  444,000       451,118
 #Daimei Telecom Engineering Corp.......  51,000        172,442
 Dainichi Co., Ltd......................  15,200         61,142
 #Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd...............  163,000       563,356

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES      VALUE
                                          ------      -----
 Dainippon Shigyo Co., Ltd..............  16,000   $     70,356
 Daiseki Co., Ltd.......................  26,400        397,072
 #Daiso Co., Ltd........................  112,000       230,389
 *Daisue Construction Co., Ltd..........  92,500         71,643
 Daisyo Corp............................  24,000        199,275
 *Daito Woolen Spinning & Weaving Co.,
   Ltd., Tokyo..........................  42,000         34,279
 Daiwa Industries, Ltd..................  64,000        162,032
 Daiwa Kosho Lease Co., Ltd.............  157,000       389,640
 *#Daiwa Seiko, Inc.....................  145,000       173,891
 Daiwabo Co., Ltd.......................  162,000       165,946
 Daiwabo Information System Co., Ltd....  22,000        178,272
 *Dantani Corp..........................  68,000            566
 Danto Corp.............................  42,000        129,419
 Data Communication System Co., Ltd.....   9,000        185,134
 Denki Kogyo Co., Ltd...................  95,000        253,966
 #Densei-Lambda KK......................  26,484        196,521
 #Denyo Co., Ltd........................  38,000        156,336
 *#Descente, Ltd........................  95,000        215,199
 *Dia Kensetsu Co., Ltd.................  31,000         18,330
 Diamond Computer Service Co., Ltd......  18,000         82,898
 *Dijet Industrial Co., Ltd.............  34,000         43,606
 #Doshisha Co., Ltd.....................  15,000        234,853
 *Dynic Corp............................  52,000         58,463
 Eagle Industry Co., Ltd................  78,000        263,735
 *Eco-Tech Construction Co., Ltd........  68,000         18,688
 #Edion Corp............................  112,316       558,423
 #Eiken Chemical Co., Ltd...............  24,000        137,914
 Elna Co., Ltd..........................  22,000         50,202
 #Enplas Corp...........................  18,000        424,984
 *Enshu, Ltd............................  69,000         91,943
 Ensuiko Sugar Refining Co., Ltd........  51,000         98,963
 #Exedy Corp............................  71,000        752,130
 *#FDK Corp.............................  105,000       229,981
 *#First Baking Co., Ltd................  67,000         85,930
 Fontaine Co., Ltd......................   5,000         47,928
 Foster Electric Co., Ltd...............  32,000        134,316
 France Bed Co., Ltd....................  193,000       430,764
 *#Fudo Construction Co., Ltd...........  201,000       169,069
 Fuji Kiko Co., Ltd.....................  51,000        103,211
 *Fuji Kisen Kaisha, Ltd................   8,000         11,260
 *Fuji Kosan Co., Ltd...................  130,000        93,108
 Fuji Kyuko Co., Ltd....................  107,000       384,068
 *#Fuji Spinning Co., Ltd., Tokyo.......  163,000       146,608
 #Fujicco Co., Ltd......................  42,000        376,365
 *Fujii & Co., Ltd......................  44,000            366
 *Fujiko Co., Ltd.......................  55,000            916
 #Fujikura Kasei Co., Ltd...............  15,000         74,329
 #Fujirebio, Inc........................  75,000        568,395
 #Fujita Kanko, Inc.....................  132,000       488,095
 #Fujitec Co., Ltd......................  126,000       545,659
 Fujitsu Business Systems, Ltd..........  32,500        350,510
 Fujitsu Denso, Ltd.....................  36,000        179,888
 Fujitsu Devices, Inc...................  32,000        247,046
 *Fujitsu General, Ltd..................  111,000       281,949
 Fujitsu Kiden, Ltd.....................  16,000        101,936
 *#Fujiya Co., Ltd......................  190,000       234,187
 #Fukuda Corp...........................  65,000        196,502
 #Fukushima Bank, Ltd...................  117,000       126,671
 *Fukusuke Corp.........................  95,000            791
 *Furukawa Battery Co., Ltd.............  45,000         81,699
                                          SHARES      VALUE
                                          ------      -----
 *Furukawa Co., Ltd.....................  208,000  $    187,083
 Fuso Lexel Inc.........................   8,000         38,110
 #Fuso Pharmaceutical Industries, Ltd...  99,000        286,096
 *Ga-jo-en Kanko KK.....................  37,000              0
 *Gakken Co., Ltd.......................  126,000       175,240
 Genki Sushi Co., Ltd...................   3,000         38,526
 Geostar Corp...........................  10,000         30,564
 Godo Shusei Co., Ltd...................  74,000        187,350
 *#Godo Steel, Ltd......................  199,000       371,235
 *#Goldwin, Inc.........................  47,000         79,459
 #Gourmet Kineya Co., Ltd...............  31,000        225,901
 *Graphtec Corp.........................  39,000         44,172
 #Gun-Ei Chemical Industry Co., Ltd.....  127,000       264,418
 *Gunze Sangyo, Inc., Tokyo.............  90,000        167,895
 Hac Kimisawa Co., Ltd..................  41,000        295,357
 Hagoromo Foods Corp....................  14,000        111,114
 *Hakone Tozan Railway Co., Ltd.........  52,000        132,517
 Hakuto Co., Ltd........................  25,000        276,910
 Hakuyosha Co., Ltd.....................  57,000        166,146
 Hanwa Co., Ltd.........................  405,000       796,003
 Happinet Corp..........................  15,000        116,302
 Harashin Co., Ltd......................   8,000         53,966
 Harima Chemicals, Inc..................  37,000        189,815
 Harumoto Corp..........................  32,000         53,034
 *Hayashikane Sangyo Co., Ltd...........  128,000       122,590
 Hibiya Engineering, Ltd................  56,000        320,866
 *Hirabo Corp...........................  79,000         63,818
 Hisaka Works, Ltd......................  41,000        168,336
 Hitachi Business Solution Co., Ltd.....  10,000         77,452
 Hitachi Kiden Kogyo, Ltd...............  20,000         65,126
 Hitachi Koki Co., Ltd..................  153,000       549,182
 Hitachi Kokusai Electric, Inc..........  76,000        329,128
 Hitachi Medical Corp...................  53,000        591,464
 Hitachi Metals Techno, Ltd.............  12,000         32,979
 Hitachi Plant Engineering &
   Construction Co., Ltd................  146,000       390,306
 Hitachi Powdered Metal Co., Ltd........  46,000        234,453
 *Hitachi Seiki Co., Ltd................  108,000           899
 Hitachi Tool Engineering, Ltd..........  30,000        121,174
 #Hochiki Corp..........................  42,000        110,181
 *#Hodogaya Chemical Co., Ltd...........  100,000       244,847
 *Hohsui Corp...........................  56,000         55,032
 Hokkai Can Co., Ltd., Tokyo............  83,000        172,117
 *#Hokkaido Bank, Ltd...................  505,000       492,068
 Hokkaido Coca Cola Bottling Co., Ltd...  26,000        126,021
 Hokkaido Gas Co., Ltd..................  87,000        215,915
 Hokko Chemical Industry Co., Ltd.......  41,000        134,191
 *Hoko Fishing Co., Ltd.................  79,000            658
 *#Hokuriku Electric Industry Co.,
   Ltd..................................  112,000       124,989
 Hokuriku Electrical Construction Co.,
   Ltd..................................  36,000         99,838
 Hokuriku Gas Co., Ltd..................  64,000        159,900
 *Hokushin Co., Ltd.....................  39,900         51,505
 Homac Corp.............................  60,000        402,249
 #Honen Ajinomoto Oil Mills, Inc........  173,000       279,509
 Honshu Chemical Industry Co., Ltd......   3,000         12,992
 #Horiba, Ltd...........................  54,000        477,152
 Horipro, Inc...........................  16,000         86,746
 *Hosokawa Micron Corp..................  40,000        117,593
 *Howa Machinery, Ltd...................  181,000       203,498
 I-Net Corp.............................  12,000         37,577
 ISE Chemicals Corp.....................  17,000         44,739

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES      VALUE
                                          ------      -----
 *Ichida and Co., Ltd...................  23,400   $     19,878
 Ichikawa Co., Ltd......................  49,000        108,549
 *Ichiken Co., Ltd......................  48,000         41,174
 Ichikoh Industries, Ltd................  141,000       284,172
 Ichiyoshi Securities Co., Ltd..........  54,000        163,698
 Idec Izumi Corp........................  47,000        214,499
 Ihara Chemical Industry Co., Ltd.......  80,000        149,240
 Iino Kaiun Kaisha, Ltd.................  161,000       317,776
 *Ikegami Tsushinki Co., Ltd............  102,000       172,442
 #Impact 21 Co., Ltd....................  19,000        267,733
 Inaba Denki Sangyo Co., Ltd............  38,000        458,563
 #Inaba Seisa Kusho Co., Ltd............  18,700        261,637
 Inabata and Co., Ltd., Osaka...........  70,000        317,718
 Inageya Co., Ltd.......................  77,000        636,136
 Intec, Inc.............................  35,000        183,635
 *Inui Steamship Co., Ltd...............  31,000         31,755
 *#Iseki & Co., Ltd.....................  279,000       350,856
 Ishii Hyoki Co., Ltd...................   3,600         35,978
 *#Ishii Iron Works Co., Ltd............  52,000         77,518
 *Ishikawa Seisakusho, Ltd..............  75,000         74,953
 Ishikawajima Transport Machinery Co.,
   Ltd..................................  16,000         30,648
 *Ishizuka Glass Co., Ltd...............  49,000         79,575
 Itochu Enex Co., Ltd...................  119,000       458,855
 Itochu Warehouse Co., Ltd..............  15,000         21,237
 Itoki Crebio Corp......................  56,000        113,796
 Iuchi Seieido Co., Ltd.................  18,700        219,744
 Iwasaki Electric Co., Ltd..............  110,000       332,542
 *#Iwatsu Electric Co., Ltd.............  145,000       201,666
 *Izukyu Corp...........................   5,000         74,953
 #Izumiya Co., Ltd......................  123,000       592,080
 *#Izutsuya Co., Ltd....................  123,000       200,775
 JMS Co., Ltd...........................  49,000        141,603
 *Jac Holdings Co., Ltd.................  11,000         43,423
 Jamco Corp.............................  18,000         49,019
 *Janome Sewing Machine Co., Ltd........  224,000       205,205
 Japan Business Computer Co., Ltd.......  34,000        187,166
 #Japan Carlit Co., Ltd.................  28,000        167,429
 #Japan Digital Laboratory Co., Ltd.....  35,600        277,210
 #Japan Foundation Engineering Co.,
   Ltd..................................  49,200        104,485
 Japan Information Processing Service
   Co., Ltd.............................  26,000        197,693
 Japan Kenzai Co., Ltd..................   4,840         27,329
 Japan Maintenance Co., Ltd.............  27,000        106,808
 #Japan Medical Dynamic Marketing
   Inc..................................  18,700        270,202
 *Japan Metals & Chemicals Co., Ltd.....  190,000         1,582
 Japan Oil Transportation Co., Ltd......  45,000         81,324
 #Japan Pulp and Paper Co., Ltd.........  99,000        289,394
 *#Japan Steel Works, Ltd...............  461,000       479,908
 *#Japan Storage Battery Co., Ltd.......  187,000       308,357
 Japan Transcity Corp...................  79,000        161,191
 Japan Vilene Co., Ltd..................  101,000       266,642
 #Japan Wool Textile Co., Ltd...........  138,000       532,117
 Jastec Co., Ltd........................   8,000        132,584
 Jeans Mate Corp........................  12,740        109,920
 #Jeol, Ltd.............................  97,000        309,398
 Jidosha Denki Kogyo Co., Ltd...........  10,000         16,906
 Joban Kosan Co., Ltd...................  101,000       126,171
 Joint Corp.............................  15,500        105,334
 *#Joshin Denki Co., Ltd................  98,000        401,549
                                          SHARES      VALUE
                                          ------      -----
 Jsp Corp...............................  16,000   $    107,933
 *#Jujiya Co., Ltd......................  161,000       101,903
 Juken Sangyo Co., Ltd..................  86,000        556,502
 *#Juki Corp............................  153,000       467,633
 *Jyomo Co., Ltd........................  48,000         61,562
 K.R.S. Corp............................   8,000         76,619
 KTK Telecommunications Engineering Co.,
   Ltd..................................  45,202        204,788
 Kabuki-Za Co., Ltd.....................  15,000        512,180
 Kadokawa Shoten Publishing Co., Ltd....  27,000        494,691
 #Kaga Electronics Co., Ltd.............  33,000        475,178
 Kagawa Bank, Ltd.......................  83,350        425,514
 Kahma Co., Ltd.........................  46,000        293,450
 *Kakuei (L.) Corp......................  100,000           833
 *Kamagai Gumi Co., Ltd.................  439,000        91,401
 Kameda Seika Co., Ltd..................  19,000        100,479
 Kamei Corp.............................  47,000        208,237
 Kanaden Corp...........................  43,000        150,048
 Kanagawa Chuo Kotsu Co., Ltd...........  90,000        545,659
 #Kanamoto Co., Ltd.....................  43,000        174,041
 *#Kanematsu Corp.......................  402,500       506,163
 Kanematsu Electronics, Ltd.............  38,000        289,569
 *#Kanematsu-NNK Corp...................  60,000        161,399
 Kanto Auto Works, Ltd., Yokosuka.......  78,000        496,290
 *#Kanto Bank, Ltd......................  19,100        129,481
 #Kanto Denka Kogyo Co., Ltd............  83,000        244,697
 #Kanto Natural Gas Development Co.,
   Ltd..................................  104,000       454,716
 *#Kanto Special Steel Works, Ltd.......  84,000         35,678
 Kasai Kogyo Co., Ltd...................  28,000         63,893
 Kasei (C.I.) Co., Ltd..................  46,000        153,238
 #Kasumi Co., Ltd.......................  132,000       583,735
 Katakura Chikkarin Co., Ltd............  17,000         41,341
 #Katakura Industries Co., Ltd..........  49,000        262,802
 Kato Sangyo Co., Ltd...................  51,000        403,498
 Kato Spring Works Co., Ltd.............  78,000        240,350
 Kato Works Co., Ltd....................  82,000        142,045
 *Katsumura Construction Co., Ltd.......  48,600         46,546
 Kawada Industries, Inc.................  76,000        164,564
 *Kawai Musical Instruments
   Manufacturing Co., Ltd...............  99,000        183,036
 Kawashima Textile Manufacturers,
   Ltd..................................  126,000       139,563
 *Kawasho Corp..........................  549,000       713,254
 Kawasho Gecoss Corp....................  45,000        154,404
 Kawasumi Laboratories, Inc.............  26,000        154,387
 Keihin Co., Ltd........................  100,000       140,745
 Keiyo Co., Ltd.........................  139,900       667,605
 *#Kenwood Corp.........................  201,000       565,796
 #Key Coffee, Inc.......................  33,000        414,441
 Kibun Food Chemifa Co., Ltd............  35,000        177,806
 *Kimmon Manufacturing Co., Ltd.........  41,000         34,828
 *Kimura Chemical Plants Co., Ltd.......  27,000         44,072
 *#Kinki Nippon Tourist Co., Ltd........  133,000       283,556
 #Kinki Sharyo Co., Ltd., Nagaokakyo....  101,000       241,407
 Kinseki, Ltd...........................  44,000        251,010
 *#Kinsho-Mataichi Corp.................  21,000         33,404
 *#Kinugawa Rubber Industrial Co.,
   Ltd..................................  83,000        170,044
 #Kioritz Corp..........................  96,000        259,838
 #Kishu Paper Co., Ltd..................  125,000       265,459
 #Kisoji Co., Ltd.......................  22,000        251,376

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES      VALUE
                                          ------      -----
 *Kitagawa Iron Works Co., Ltd..........  124,000  $    304,643
 Kita-Nippon Bank, Ltd..................   8,506        323,026
 Kitano Construction Corp...............  97,000        175,299
 Kitz Corp..............................  234,000       302,061
 Koa Corp...............................  58,000        328,461
 #Koatsu Gas Kogyo Co., Ltd.............  78,000        226,059
 Kobayashi Yoko Co., Ltd................   8,000        139,246
 Koito Industries, Ltd..................   8,000         23,452
 #Kojima Co., Ltd.......................  40,000        249,511
 *Kokune Corp...........................  42,000            350
 Kokusai Kogyo Co., Ltd.................  47,000        149,523
 Komai Tekko, Inc.......................  53,000        117,851
 Komatsu Construction Co., Ltd..........  29,000         66,175
 *Komatsu Electronics Metals Co., Ltd...  25,000        125,547
 Komatsu Seiren Co., Ltd................  53,000        140,804
 Komatsu Wall Industry Co., Ltd.........  14,000        135,482
 Konaka Co., Ltd........................  27,000        190,231
 Kondotec, Inc..........................   1,500          6,721
 Konishi Co., Ltd.......................  28,000        238,318
 Kosaido Co., Ltd.......................  34,000        289,952
 *Kosei Securities Co., Ltd.............  137,000       154,029
 Krosaki Corp...........................  96,000        127,121
 Kumiai Chemical Industry Co., Ltd.,
   Tokyo................................  108,000       169,094
 Kurabo Industries, Ltd.................  306,000       448,520
 #Kurimoto, Ltd.........................  166,000       293,084
 #Kuroda Electric Co., Ltd..............  18,000        407,745
 #Kyoden Co., Ltd.......................  68,000        181,220
 Kyodo Printing Co., Ltd................  112,000       352,580
 #Kyodo Shiryo Co., Ltd.................  145,000       152,155
 Kyoei Sangyo Co., Ltd..................  44,000         95,274
 Kyoei Tanker Co., Ltd..................  53,000         82,099
 Kyokuto Boeki Kaisha, Ltd..............  36,000         87,545
 Kyokuto Kaihatsu Kogyo Co., Ltd........  38,300        256,131
 Kyokuyo Co., Ltd.......................  167,000       229,482
 #Kyoritsu Maintenance Co., Ltd.........   8,490        127,058
 Kyosan Electric Manufacturing Co.,
   Ltd..................................  78,000        229,307
 Kyowa Electronic Instruments Co.,
   Ltd..................................  30,000         62,711
 Kyowa Leather Cloth Co., Ltd...........  32,000        140,179
 Kyudenko Corp..........................  103,000       360,275
 #Laox Co., Ltd.........................  21,000         52,292
 Life Corp..............................  64,000        632,138
 *Lonseal Corp..........................  18,000         17,389
 #MR Max Corp...........................  56,300        162,230
 Maeda Road Construction Co., Ltd.......  105,000       455,590
 Maezawa Industries, Inc................  27,700        100,811
 Maezawa Kaisei Industries Co., Ltd.....  20,600        218,738
 Maezawa Kyuso Industries Co., Ltd......  10,000         49,969
 *Magara Construction Co., Ltd..........  61,000         93,983
 #Makino Milling Machine Co., Ltd.......  114,000       394,004
 *Mamiya-Op Co., Ltd....................  58,000         97,089
 Mars Engineering Corp..................  13,000        357,277
 Marubun Corp...........................  37,800        165,587
 Marudai Food Co., Ltd..................  164,000       234,920
 *Maruei Department Store Co., Ltd......  72,000        137,914
 Maruha Corp............................  434,000       534,932
 #Marusan Securities Co., Ltd...........  106,000       290,435
 Maruwa Co., Ltd........................  13,000        104,585
 Maruwn Corp............................  44,000        101,870
 #Maruya Co., Ltd.......................  14,000         81,616
                                          SHARES      VALUE
                                          ------      -----
 Maruyama Manufacturing Co., Inc........  73,000   $     99,704
 *#Maruzen Co., Ltd.....................  179,000       371,193
 Maruzen Co., Ltd.......................   5,000         18,322
 Maruzen Showa Unyu Co., Ltd............  122,000       296,681
 Maspro Denkoh Corp.....................  27,000        266,009
 Matsuda Sangyo Co., Ltd................  27,000        176,065
 Matsui Construction Co., Ltd...........  40,000         96,606
 Matsuo Bridge Co., Ltd.................  37,000         66,250
 #Matsuya Co., Ltd......................  74,000        276,094
 Matsuya Foods Co., Ltd.................  20,000        348,116
 #Matsuzakaya Co., Ltd..................  127,077       312,203
 *#Meidensha Corp.......................  378,050       680,065
 Meiji Shipping Co., Ltd................  47,000         72,413
 *Meisei Industrial Co., Ltd............  29,000         60,862
 #Meito Sangyo Co., Ltd.................  38,000        470,273
 Meito Transportation Co., Ltd..........   9,000         73,529
 #Meiwa Estate Co., Ltd.................  34,000        212,650
 *Meiwa Trading Co., Ltd................  55,000         70,081
 Melco, Inc.............................   9,000        172,392
 Mercian Corp...........................  212,000       388,424
 #Milbon Co., Ltd.......................  13,200        265,484
 #Mimasu Semiconductor Industry Co.,
   Ltd..................................  30,000        324,297
 Miroku Jyoho Service Co., Ltd..........  12,000         54,966
 *Misawa Homes Co., Ltd.................  262,900       291,199
 #Misawa Resort Co., Ltd................  40,000         73,621
 *Mito Securities Co., Ltd..............  63,000        110,706
 Mitsuba Corp...........................  47,000        178,488
 *Mitsubishi Cable Industries, Ltd......  241,000       276,977
 *Mitsubishi Kakoki Kaisha, Ltd.........  117,000       176,365
 Mitsubishi Pencil Co., Ltd.............  61,000        394,220
 #Mitsubishi Plastics, Inc..............  310,000       531,834
 Mitsubishi Shindoh Co., Ltd............  82,000        150,922
 Mitsubishi Steel Manufacturing Co.,
   Ltd..................................  253,000       347,658
 Mitsuboshi Belting, Ltd................  153,000       401,374
 #Mitsui High-Tec, Inc..................  58,000        615,382
 #Mitsui Home Co., Ltd..................  97,000        326,363
 *#Mitsui Matsushima Co., Ltd...........  90,000        140,162
 *Mitsui Mining Co., Ltd................  225,000       127,420
 #Mitsui Sugar Co., Ltd.................  116,000       197,077
 Mitsui-Soko Co., Ltd...................  204,000       416,240
 Mitsumura Printing Co., Ltd............  49,000        160,375
 Mitsuuroko Co., Ltd....................  76,000        424,068
 Miura Co., Ltd.........................  31,000        366,346
 Miura Printing Corp....................  16,000         46,504
 #Miyaji Iron Works Co., Ltd............  90,000        162,648
 #Miyoshi Oil & Fat Co., Ltd............  120,000       227,858
 #Miyuki Keori Co., Ltd.................  50,000        119,092
 Mizuno Corp............................  165,000       507,058
 #Morinaga & Co., Ltd...................  220,000       335,290
 *Morishita Jinton Co., Ltd.............  19,800         61,836
 Morita Corp............................  59,000        188,191
 #Moritex Corp..........................  15,000         85,572
 Morozoff, Ltd., Osaka..................  50,000         89,527
 #Mory Industries, Inc..................  66,000        225,359
 #Mos Food Services, Inc................  47,000        342,494
 *Mutoh Industries, Ltd.................  61,000        137,164
 Mutow Co., Ltd.........................  38,000        106,966
 Mycal Hokkaido Corp....................  26,000        165,213
 Myojo Foods Co., Ltd...................  25,000         54,133
 #NAC Co., Ltd..........................  13,000         90,943

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES      VALUE
                                          ------      -----
 NEC Infrontia Corp.....................  75,000   $    196,127
 #NEC System Integration & Construction,
   Ltd..................................  53,000        363,265
 *NEC Tokin Corp........................  86,000        382,461
 Nabco, Ltd.............................  120,000       174,891
 #Nachi-Fujikoshi Corp..................  433,000       796,944
 #Nagano Bank, Ltd......................  122,000       348,499
 *Nagano Japan Radio Co., Ltd...........   6,000          7,245
 #Nagatanien Co., Ltd...................  56,000        366,105
 Naigai Clothes Co., Ltd................  30,000         68,207
 *Naigai Co., Ltd.......................  109,000        99,854
 Nakabayashi Co., Ltd...................  76,000        139,246
 #Nakamuraya Co., Ltd...................  85,000        194,670
 *#Nakano Corp..........................  66,000        119,825
 *#Nakayama Steel Works, Ltd............  165,000       258,339
 Neturen Co., Ltd., Tokyo...............  52,000        148,974
 New Japan Radio Co., Ltd...............  29,000        218,330
 Nichia Steel Works, Ltd................  52,900        134,370
 Nichias Corp...........................  237,000       519,101
 #Nichiban Co., Ltd.....................  58,000        153,604
 *Nichiboshin, Ltd......................   1,190            991
 Nichiha Corp...........................  64,980        470,270
 #Nichimo Co., Ltd......................  54,000        134,466
 *Nichimo Corp..........................  85,000         51,676
 #Nichireki Co., Ltd....................  44,000        141,079
 #Nichiro Corp..........................  289,000       346,583
 Nidec Tosok Corp.......................   3,000         30,231
 Nihon Dempa Kogyo Co., Ltd.............  28,000        300,579
 Nihon Inter Electronics Corp...........  11,000         42,415
 *Nihon Kentetsu Co., Ltd...............  27,000         31,031
 #Nihon Kohden Corp.....................  85,000        363,856
 Nihon Matai Co., Ltd...................  50,000         90,360
 Nihon Nohyaku Co., Ltd.................  103,000       193,862
 #Nihon Nosan Kogyo KK..................  201,000       366,596
 Nihon Parkerizing Co., Ltd.............  92,000        336,356
 Nihon Shokuh Kako Co., Ltd.............  26,000         53,050
 Nihon Spindle Manufacturing Co., Ltd...  56,000         83,015
 Nihon Tokushu Toryo Co., Ltd...........  35,000        125,338
 #Nikken Chemicals Co., Ltd.............  130,000       310,723
 Nikkiso Co., Ltd.......................  107,000       384,068
 Nikko Co., Ltd., Akashi................  52,000        142,478
 *Nippei Toyama Corp....................  34,000         47,570
 Nippon Beet Sugar Manufacturing Co.,
   Ltd..................................  216,000       321,999
 *Nippon Carbide Industries Co., Inc.,
   Tokyo................................  101,000       119,442
 *#Nippon Carbon Co., Ltd...............  177,000       212,267
 #Nippon Ceramic Co., Ltd...............  32,000        305,143
 #Nippon Chemical Industrial Co., Ltd...  131,000       273,837
 Nippon Chemi-Con Corp..................  113,000       334,083
 *Nippon Chemiphar Co., Ltd.............  49,000        240,358
 Nippon Chutetsukan KK..................  44,000         60,096
 *Nippon Concrete Industries Co., Ltd...  65,000         84,447
 Nippon Conlux Co., Ltd.................  30,000        169,894
 *Nippon Conveyor Co., Ltd..............  43,000         34,737
 Nippon Denko Co., Ltd..................  159,000       247,620
 #Nippon Densetsu Kogyo Co., Ltd........  81,000        264,435
 #Nippon Denwa Shisetu Co., Ltd.........  90,000        257,839
 Nippon Felt Co., Ltd...................  28,000         82,548
 #Nippon Fine Chemical Co., Ltd.........  40,000        123,923
 Nippon Flour Mills Co., Ltd............  186,000       518,926
                                          SHARES      VALUE
                                          ------      -----
 *Nippon Formula Feed Manufacturing Co.,
   Ltd..................................  100,000  $    119,092
 Nippon Gas Co., Ltd....................  62,000        423,402
 Nippon Hume Pipe Co., Ltd..............  43,000         90,244
 *Nippon Kakon Seishi Co., Ltd..........  132,000         1,099
 *#Nippon Kasei Chemical Co., Ltd.......  154,000       197,510
 *#Nippon Kinzoku Co., Ltd..............  93,000        106,109
 Nippon Koei Co., Ltd., Tokyo...........  107,000       198,717
 Nippon Kokan Koji Corp.................  32,000         96,740
 Nippon Konpo Unyu Soko Co., Ltd........  59,000        419,621
 *Nippon Koshuha Steel Co., Ltd.........  151,000       142,103
 *Nippon Lace Co., Ltd..................  26,000         16,240
 *#Nippon Metal Industry Co., Ltd.......  230,000       231,772
 Nippon Pillar Packing Co., Ltd.........  15,000         71,206
 Nippon Pipe Manufacturing Co., Ltd.....  35,000         75,786
 *#Nippon Piston Ring Co., Ltd..........  104,000       161,099
 Nippon Road Co., Ltd...................  147,000       252,192
 Nippon Seiki Co., Ltd..................  76,000        394,320
 Nippon Seisen Co., Ltd.................  39,000         76,652
 #Nippon Sharyo, Ltd....................  215,000       384,968
 Nippon Shinyaku Co., Ltd...............  73,000        385,442
 Nippon Signal Co., Ltd.................  109,000       330,427
 Nippon Soda Co., Ltd...................  177,000       400,949
 *#Nippon Steel Chemical Co., Ltd.......  306,000       443,423
 #Nippon Synthetic Chemical Industry
   Co., Ltd.............................  152,000       226,592
 Nippon Systemware Co., Ltd.............  20,000        119,592
 #Nippon Thompson Co., Ltd..............  77,000        370,010
 Nippon Tungsten Co., Ltd...............   3,000          4,797
 #Nippon Valqua Industries, Ltd.........  119,000       282,448
 *Nippon Yakin Kogyo Co., Ltd...........  59,500         90,681
 *Nippon Yusoki Co., Ltd................  49,000         86,105
 Nishimatsuya Chain Co., Ltd............  30,600        630,731
 *Nissan Construction Co., Ltd..........  90,000            750
 *#Nissan Diesel Motor Co., Ltd.........  284,000       477,768
 Nissan Shatai Co., Ltd.................  168,000       563,848
 *Nisseki House Industry Co., Ltd.......  260,000         2,165
 #Nissha Printing Co., Ltd..............  81,000        585,534
 #Nisshin Fire & Marine Insurance Co.,
   Ltd..................................  201,000       403,423
 Nisshin Fudosan Co., Ltd...............   9,000         98,189
 Nissho Electronics Corp................  23,000        191,739
 *#Nissho Iwai-Nichmen Holdings Corp....  68,068        166,096
 Nissin Corp............................  150,000       294,816
 *Nissin Electric Co., Ltd..............  134,000       209,802
 Nissin Kogyo Co., Ltd..................  22,500        446,908
 Nissin Sugar Manufacturing Co., Ltd....  74,000        101,686
 Nissui Pharmaceutical Co., Ltd.........  13,000         60,629
 Nitta Corp.............................  42,000        307,108
 #Nittetsu Mining Co., Ltd..............  118,000       315,453
 #Nitto Boseki Co., Ltd.................  364,000       400,150
 Nitto Construction Co., Ltd............  49,000         95,898
 Nitto Electric Works, Ltd..............  59,000        348,865
 #Nitto Flour Milling Co., Ltd..........  54,000        109,731
 Nitto Kohki Co., Ltd...................  25,000        322,299
 Nitto Seiko Co., Ltd...................  56,000         82,082
 Nitto Seimo Co., Ltd...................  32,000         43,706
 *Nittoc Construction Co., Ltd..........  61,000        250,452
 Noda Corp..............................   1,300          4,341
 #Nohmi Bosai, Ltd......................  59,000        186,225
 Nomura Co., Ltd........................   6,000         17,489
 O-M, Ltd...............................  46,000         71,255

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES      VALUE
                                          ------      -----
 *OKK Corp..............................  101,000  $    120,283
 #OSG Corp..............................  133,000       633,571
 *Obayashi Road Corp....................  65,000        114,220
 Odakyu Construction Co., Ltd...........  29,000         66,175
 Odakyu Real Estate Co., Ltd............  58,000        109,165
 *Ohki Corp.............................  73,000        105,176
 Oiles Corp.............................  30,000        564,647
 Okabe Co., Ltd.........................  29,000         74,387
 Okamoto Industries, Inc................  212,000       485,530
 *Oki Electric Cable Co., Ltd...........  56,000        105,867
 Okinawa Electric Power Co., Ltd........  20,000        495,524
 *Okuma and Howa Machinery, Ltd.........  69,000         81,599
 *Okuma Corp............................  163,000       314,937
 *Okura and Co., Ltd....................  128,000             0
 #Okura Industrial Co., Ltd.............  96,000        449,319
 Olympic Corp...........................  31,000        422,886
 *Ono Sokki Co., Ltd....................  43,000        103,852
 Organo Corp............................  101,000       382,719
 *Orient Watch Co., Ltd.................  12,000          2,498
 #Oriental Construction Co., Ltd........  39,000        155,253
 Oriental Yeast Co., Ltd................  34,000        199,059
 Origin Electric Co., Ltd...............  54,000        165,047
 Osaka Securities Finance Co., Ltd......  54,000         91,293
 Osaka Steel Co., Ltd...................  52,000        267,200
 Osaki Electric Co., Ltd................  56,000        194,012
 Oyo Corp...............................  40,000        251,509
 #P.S.C. Corp...........................  35,000        125,338
 PCA Corp...............................   3,000         24,485
 Pacific Industrial Co., Ltd............  68,000        164,231
 *Pacific Metals Co., Ltd...............  299,000       507,983
 #Parco Co., Ltd........................  82,000        290,235
 *Pasco Corp............................  111,500       359,363
 *Penta-Ocean Construction Co., Ltd.....  379,000       284,072
 #Pentax Corp...........................  180,000       914,429
 Pigeon Corp............................  37,000        355,286
 Pilot Group Holdings Corp..............      32        106,867
 Pocket Card Co., Ltd...................  41,000        344,868
 #Pokka Corp............................  48,000        135,915
 Poplar Co., Ltd........................   7,260         79,024
 *#Press Kogyo Co., Ltd.................  143,000       217,939
 *#Prima Meat Packers, Ltd..............  230,000       180,054
 Pulstec Industrial Co., Ltd............  21,200        132,064
 #Q'Sai Co., Ltd........................  42,000        200,425
 Raito Kogyo Co., Ltd...................  84,900        229,794
 #Rasa Industries, Ltd..................  119,000       276,502
 *#Renown Look, Inc.....................  50,000        847,387
 *#Renown, Inc..........................  402,000       364,922
 Rheon Automatic Machinery Co., Ltd.....  40,000        108,932
 Rhythm Watch Co., Ltd..................  344,000       435,461
 *Ricoh Elemex Corp.....................  11,000         34,354
 Ricoh Leasing Co., Ltd.................   4,000         52,767
 Right On Co., Ltd......................  21,000        370,768
 Riken Corp.............................  193,000       564,172
 Riken Keiki Co., Ltd...................  33,000        130,818
 Riken Vinyl Industry Co., Ltd..........  93,000        234,678
 Riken Vitamin Co., Ltd.................  24,000        271,830
 #Ringer Hut Co., Ltd...................  26,000        257,023
 #Rock Field Co., Ltd...................  14,000        171,509
 Rohto Pharmaceutical Co., Ltd..........  56,000        433,263
 Roland Corp............................  26,400        263,176
 Royal Co., Ltd.........................  52,000        347,749
 *Ryobi, Ltd............................  238,000       451,918
                                          SHARES      VALUE
                                          ------      -----
 Ryoden Trading Co., Ltd................  57,000   $    170,893
 Ryoyo Electro Corp.....................  40,000        358,776
 #S Foods, Inc..........................  28,000        180,720
 S.T. Chemical Co., Ltd.................  48,000        340,587
 #SMBC Friend Securities Co., Ltd.......  252,000       547,758
 SMK Corp...............................  127,000       333,167
 *SPC Electronic Corp...................  29,000        127,037
 SRL, Inc...............................  42,000        332,992
 *SXL Corp..............................  101,000       170,752
 Saeki Kensetsu Kogyo Co., Ltd..........  71,000        109,981
 #Sagami Chain Co., Ltd.................  37,000        301,978
 Sagami Co., Ltd........................  51,000        164,372
 *Sailor Pen Co., Ltd...................  44,000        111,764
 Sakai Chemical Industry Co., Ltd.......  141,000       450,918
 Sakai Heavy Industries, Ltd............  60,000        134,416
 *Sakai Ovex Co., Ltd...................  85,000        112,555
 Sakata Inx Corp........................  92,000        306,475
 *Sakurada Co., Ltd.....................  38,000         31,014
 Sala Corp..............................  41,000        194,287
 San-Ai Oil Co., Ltd....................  98,000        284,023
 Sankei Building Co., Ltd...............  69,000        182,161
 Sanki Engineering Co., Ltd.............  105,000       515,053
 Sanko Co., Ltd.........................   2,000          7,745
 Sanko Metal Industrial Co., Ltd.,
   Tokyo................................  54,000        100,737
 #Sankyo Aluminum Industry Co., Ltd.....  359,000       699,613
 *#Sankyo Seiki Manufacturing Co.,
   Ltd..................................  76,000        150,006
 Sankyo Seiko Co., Ltd..................  86,000        283,623
 #Sankyu, Inc., Tokyo...................  415,000       418,197
 Sanoh Industrial Co., Ltd..............  53,000        229,965
 Sanshin Electronics Co., Ltd...........  45,000        199,375
 #Sanwa Electric Co., Ltd...............  17,000         23,360
 Sanyo Denki Co., Ltd...................  65,000        151,031
 Sanyo Engineering & Construction,
   Inc..................................   9,000         20,762
 #Sanyo Industries, Ltd., Tokyo.........  48,000        113,129
 #Sanyo Special Steel Co., Ltd..........  207,000       258,588
 *Sasebo Heavy Industries Co., Ltd.,
   Tokyo................................  201,000       145,634
 *Sata Construction Co., Ltd., Gumma....  61,000         48,770
 Sato Shoji Corp........................  31,000        109,723
 Satori Electric Co., Ltd...............  10,400         88,345
 *Sawafugji Electric Co., Ltd...........  31,000         61,703
 Secom Techno Service Co., Ltd..........   9,000        186,633
 Seijo Corp.............................   8,000         82,149
 Seika Corp.............................  145,000       236,685
 *Seikitokyu Kogyo Co., Ltd.............  86,000         87,379
 *Seiko Corp............................  102,407       366,729
 Seirei Industry Co., Ltd...............  12,000         15,990
 Seiren Co., Ltd........................  81,000        323,798
 #Sekisui Jushi Co., Ltd................  59,000        225,534
 Sekisui Plastics Co., Ltd..............  126,000       262,336
 Sekiwa Real Eastate, Ltd...............  16,000         87,812
 Senko Co., Ltd.........................  205,000       450,718
 Senshukai Co., Ltd.....................  70,000        452,967
 Shaddy Co., Ltd........................  27,000        250,269
 *#Shibaura Engineering Works Co.,
   Ltd..................................  71,000        370,152
 Shibusawa Warehouse Co., Ltd...........  94,000        176,923
 #Shibuya Kogyo Co., Ltd................  54,000        411,943
 *Shikibo, Ltd..........................  155,000       160,067
 #Shikoku Chemicals Corp................  89,000        298,705
 Shikoku Coca-Cola Bottling Co., Ltd....  31,000        276,244

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES      VALUE
                                          ------      -----
 Shimizu Bank, Ltd......................  12,600   $    555,103
 *Shimura Kako Co., Ltd.................  55,000         30,689
 Shin Nippon Air Technologies Co.,
   Ltd..................................  31,180        125,421
 Shinagawa Refractories Co., Ltd........  82,000        173,458
 *Shindengen Electric Manufacturing Co.,
   Ltd..................................  106,000       286,904
 Shin-Etsu Polymer Co., Ltd.............  111,000       546,334
 #Shinkawa, Ltd.........................  21,000        356,777
 Shin-Keisei Electric Railway Co.,
   Ltd..................................  32,000         94,075
 Shinki Co., Ltd........................  61,000        196,094
 #Shinko Electric Co., Ltd..............  257,000       669,923
 Shinko Shoji Co., Ltd..................  29,000        126,554
 Shin-Kobe Electric Machinery Co.,
   Ltd..................................  71,000        224,693
 #Shinmaywa Industries, Ltd.............  148,000       401,816
 *Shinsho Corp..........................  110,000       141,079
 *Shinwa Kaiun Kaisha, Ltd..............  238,000       216,048
 Shinyei Kaisha.........................  54,000         80,500
 Shiroki Co., Ltd.......................  132,000       266,034
 #Sho-Bond Corp.........................  39,100        191,796
 Shobunsha Publications, Inc............  25,000        322,923
 *#Shochiku Co., Ltd....................  99,000        528,495
 #Shoei Co., Ltd........................   7,200         74,354
 Shoko Co., Ltd.........................  156,000       227,358
 Shokusan Bank, Ltd.....................  52,000        155,036
 Showa Aircraft Industry Co., Ltd.......  22,000         61,928
 *Showa Electric Wire & Cable Co., Ltd.,
   Kawasaki.............................  270,000       310,306
 #Showa Highpolymer Co., Ltd............  67,000        174,649
 Showa Mining Co., Ltd..................   8,000          9,794
 #Showa Sangyo Co., Ltd.................  282,000       528,420
 Showa Tansan Co., Ltd..................   9,000         23,835
 Siix Corp..............................   6,000        119,925
 *#Silver Seiko, Ltd....................  87,000         49,994
 Sinanen Co., Ltd.......................  160,000       596,960
 Sintokogio, Ltd., Nagoya...............  70,000        164,397
 Snow Brand Seed Co., Ltd...............   4,000         11,659
 Soda Nikka Co., Ltd....................  35,000         58,005
 *#Sodick Co., Ltd......................  64,000        205,738
 #Sogo Medical Co., Ltd.................   8,800        148,407
 *Sokkisha Co., Ltd.....................  40,000         56,964
 Sonton Food Industry Co., Ltd..........  15,000        102,436
 #Sorun Corp............................  41,000        197,360
 Sotetsu Rosen Co., Ltd.................  44,000        234,520
 Sotoh Co., Ltd.........................  12,000         81,949
 Star Micronics Co., Ltd................  59,000        342,969
 #Stella Chemifa Corp...................  14,000        168,245
 Subaru Enterprise Co., Ltd.............  36,000        102,236
 Sumida Corp............................  17,600        318,068
 *Suminoe Textile Co., Ltd..............  95,000        113,138
 *Sumitomo Coal Mining Co., Ltd.........  90,500         57,281
 Sumitomo Densetsu Co., Ltd.............  50,700        143,560
 *Sumitomo Light Metal Industries,
   Ltd..................................  493,000       562,490
 *#Sumitomo Mitsui Construction Co.,
   Ltd..................................  413,600       254,894
 Sumitomo Precision Products Co., Ltd.,
   Amagasaki City.......................  66,000        183,585
 Sumitomo Rubber........................  50,400        226,658
 #Sumitomo Seika Chemicals Co., Ltd.....  102,000       240,400
 #Sumitomo Special Metals Co., Ltd......  76,000        521,541
 #Sumitomo Warehouse Co., Ltd...........  172,000       385,326
                                          SHARES      VALUE
                                          ------      -----
 *Sun Wave Corp.........................  62,000   $    113,596
 Sun-S, Inc.............................  56,300        379,788
 SunTelephone Co., Ltd..................  44,000        122,024
 Suruga Corp............................  11,000        138,330
 *Suzutan Co., Ltd......................  62,000         81,582
 #Sysmex Corp...........................  23,700        430,281
 T.Hasegawa Co., Ltd....................  18,000        219,613
 *TCM Corp..............................  146,000       258,988
 TKC Corp...............................   5,400         58,463
 TOC Co., Ltd...........................  80,000        360,441
 TYK Corp...............................  67,000        135,590
 Tabai Espec Corp.......................  34,000        201,041
 Tachihi Enterprise Co., Ltd............  17,000        293,775
 Tachikawa Corp.........................  14,000         60,396
 Tachi-S Co., Ltd.......................  16,000        107,266
 Tadano, Ltd............................  161,000       340,571
 Taihei Dengyo Kaisha, Ltd..............  55,000        146,117
 *#Taihei Kogyo Co., Ltd................  114,000       118,676
 *Taiheiyo Kouhatsu, Inc................  90,000         73,454
 Taiho Kogyo Co., Ltd...................  30,000        264,835
 Taikisha, Ltd..........................  97,000        813,483
 *Taisei Fire & Marine Insurance Co.,
   Ltd..................................  118,000           983
 *#Taisei Prefab Construction Co.,
   Ltd..................................  134,000       116,061
 Taisei Rotec Corp......................  110,000       153,904
 #Taito Co., Ltd........................  70,000        209,869
 #Taiyo Toyo Sanso Co., Ltd.............  232,000       552,588
 Takada Kiko Co., Ltd...................  31,000        108,949
 *Takagi Securities Co., Ltd............  94,000        111,164
 Takamatsu Corp.........................  19,500        198,126
 Takano Co., Ltd........................  15,000        148,657
 *Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo..........................  156,000       198,776
 *Taka-Q Co., Ltd.......................  34,500         30,743
 Takara Printing Co., Ltd...............   6,000         42,473
 *Takarabune Corp.......................  26,000            217
 Takasago Electric Industry Co., Ltd....  22,000        175,890
 Takasago International Corp............  136,000       492,692
 *Takashima & Co., Ltd..................  60,000         81,449
 Takigami Steel Construction Co., Ltd...  18,000         50,219
 Takiron Co., Ltd.......................  98,000        238,318
 Tamura Corp............................  93,000        305,934
 *Tamura Electric Works, Ltd............  74,000        249,594
 Tanseisha Co., Ltd.....................  26,000         77,085
 #Tasaki Shinju Co., Ltd................  53,000        138,597
 Tateho Chemical Industries Co., Ltd....  26,500         56,498
 Tatsuta Electric Wire & Cable Co.,
   Ltd..................................  106,000       162,432
 Taya Co., Ltd..........................   5,000         42,515
 Tayca Corp.............................  74,000        205,222
 *Teac Corp.............................  88,000        181,020
 Techno Ryowa, Ltd......................  16,400         51,628
 Tecmo, Ltd.............................  22,000        166,179
 #Teijin Seiki Co., Ltd.................  138,000       340,187
 Teikoku Hormone Manufacturing Co.,
   Ltd..................................  33,000        198,701
 Teikoku Piston Ring Co., Ltd...........  42,000        146,558
 Teikoku Sen-I Co., Ltd.................  39,000         94,841
 Teikoku Tsushin Kogyo Co., Ltd.........  73,000        237,102
 Tekken Corp............................  194,000       210,035
 *Ten Allied Co., Ltd...................  37,000        121,099
 Tenma Corp.............................  41,000        351,355

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES      VALUE
                                          ------      -----
 Teraoka Seisakusho Co., Ltd............  13,000   $     67,666
 Tetra Co., Ltd., Tokyo.................  41,000         71,705
 *The Daito Bank, Ltd...................  114,000       270,581
 The Nisshin Oillio Group, Ltd..........  196,000       551,722
 Thermal Engineering Co., Ltd...........   1,000          4,281
 Tigers Polymer Corp....................  16,000         55,299
 *Titan Kogyo KK........................  36,000         40,475
 #Toa Corp..............................  247,000       298,272
 #Toa Doro Kogyo Co., Ltd...............  65,000        140,745
 Toa Oil Co., Ltd.......................  67,000         99,879
 *Toabo Corp............................  73,000         41,341
 Toagosei Co., Ltd......................  292,719       463,182
 *Tobu Store Co., Ltd...................  71,000        135,998
 Tochigi Fuji Industrial Co., Ltd.......  51,000        115,103
 Toda Kogyo Corp........................  68,000        271,830
 #Todentu Corp..........................  57,000        116,302
 Toenec Corp............................  101,000       290,194
 Tohcello Co., Ltd......................   8,000         17,989
 Toho Co., Ltd..........................  35,000        243,681
 Toho Real Estate Co., Ltd..............  98,000        330,543
 #Toho Titanium Co., Ltd................  44,000        309,273
 Toho Zinc Co., Ltd.....................  156,000       222,161
 Tohoku Bank, Ltd.......................  63,000        108,607
 Tohoku Misawa Homes Co., Ltd...........  24,000         85,547
 Tohoku Pioneer Corp....................  24,800        367,017
 *Tohpe Corp............................  36,000         35,678
 Tohto Suisan Co., Ltd..................  54,000        117,826
 #Tokai Carbon Co., Ltd.................  253,000       558,359
 *#Tokai Corp...........................  108,000       409,244
 *#Tokai Kanko Co., Ltd.................  333,000       122,024
 #Tokai Pulp Co., Ltd...................  88,000        304,143
 *Tokai Senko KK, Nagoya................  47,000         50,102
 *#Tokai Tokyo Securities Co., Ltd......  366,250       533,781
 #Tokico, Ltd...........................  189,000       478,501
 *Tokimec, Inc..........................  119,000       151,630
 *Toko Electric Corp....................  39,000         77,951
 Toko, Inc..............................  129,000       305,109
 Tokushima Bank, Ltd....................  61,200        360,854
 Tokushu Paper Manufacturing Co.,
   Ltd..................................  63,000        209,344
 Tokyo Biso Kogyo Corp..................   5,000         24,776
 Tokyo Denki Komusho Co., Ltd...........  49,000        144,052
 Tokyo Denpa Co., Ltd...................  11,000        108,099
 Tokyo Dome Corp........................  113,000       360,433
 Tokyo Kikai Seisakusho, Ltd............  132,000       335,290
 Tokyo Leasing Co., Ltd.................  86,000        577,989
 Tokyo Nissan Auto Sales Co., Ltd.......  97,000        201,957
 #Tokyo Rakutenchi Co., Ltd.............  92,000        298,047
 *Tokyo Rope Manufacturing Co., Ltd.....  202,000       195,145
 Tokyo Sangyo Co., Ltd..................  36,500         95,145
 #Tokyo Tatemono Co., Ltd...............  244,000       477,535
 *Tokyo Tekko Co., Ltd..................  67,000        138,938
 Tokyo Theatres Co., Inc., Tokyo........  116,000       107,233
 #Tokyo Tomin Bank, Ltd.................  45,200        437,037
 Tokyo Tungsten Corp....................  32,200        360,683
 Tokyotokeiba Co., Ltd..................  422,000       453,367
 #Tokyu Community Corp..................  19,000        221,528
 *#Tokyu Construction Co., Ltd..........  579,000       352,005
 *#Tokyu Department Store Co., Ltd......  406,000       358,409
 Tokyu Livable Inc......................  12,000         82,448
 Tokyu Recreation Corp..................  32,000        144,976
 Tokyu Store Chain Corp.................  175,000       584,426
                                          SHARES      VALUE
                                          ------      -----
 *#Tokyu Tourist Corp...................  92,000   $     99,604
 Toli Corp..............................  83,000        218,430
 Tomato Bank, Ltd.......................  128,000       265,434
 Tomen Electronics Corp.................  10,000        303,144
 Tomoe Corp.............................  56,000         95,141
 *#Tomoegawa Paper Co., Ltd.............  55,000        189,631
 Tomoku Co., Ltd........................  136,000       234,453
 *#Tomy Co., Ltd........................  27,000        276,352
 Tonami Transportation Co., Ltd.........  121,000       287,196
 Topcon Corp............................  57,000        299,063
 Topre Corp.............................  67,000        290,710
 Topy Industries, Ltd...................  325,000       711,847
 #Torigoe Co., Ltd......................  35,000        117,468
 Torishima Pump Manufacturing Co., Ltd.,
   Osaka................................  37,000        164,547
 Tose Co., Ltd..........................   6,100         54,358
 *Toshiba Ceramics Co., Ltd.............  350,000       880,283
 #Toshiba Engineering & Construction
   Co., Ltd.............................  101,000       201,874
 #Toshiba Machine Co., Ltd..............  294,000       785,959
 Toshiba Tungaloy Co., Ltd..............  124,000       360,408
 Tosho Printing Co., Ltd................  81,000        190,231
 Totenko Co., Ltd.......................  35,000         69,665
 Totetsu Kogyo Co., Ltd.................  53,000        120,941
 *Totoku Electric Co., Ltd., Tokyo......  62,000        113,596
 Tottori Bank, Ltd......................  127,000       436,819
 #Towa Corp.............................  28,000        195,878
 Towa Meccs Corp........................  75,000         63,086
 *#Towa Real Estate Development Co.,
   Ltd..................................  80,000         70,623
 Toyo Bussan Co., Ltd...................  11,000         58,172
 *#Toyo Communication Equipment Co.,
   Ltd..................................  79,000        355,278
 *#Toyo Construction Co., Ltd...........  290,000       142,494
 *Toyo Electric Co., Ltd................  67,000        138,938
 #Toyo Engineering Corp.................  473,000       992,680
 *Toyo Kanetsu KK.......................  172,000       206,271
 Toyo Kohan Co., Ltd....................  125,000       331,043
 Toyo Radiator Co., Ltd.................  104,000       342,986
 *Toyo Securities Co., Ltd..............  113,000       186,334
 *Toyo Shutter Co., Ltd.................  77,000         56,431
 *Toyo Sugar Refining Co., Ltd..........  60,000         58,963
 Toyo Tire & Rubber Co., Ltd............  307,000       662,195
 Toyo Wharf & Warehouse Co., Ltd........  118,000       170,993
 #Trusco Nakayama Corp..................  36,000        440,725
 Tsubaki Nakashima Co., Ltd.............  47,000        337,797
 Tsubakimoto Machinery & Engineering
   Co., Ltd.............................  44,000         82,082
 *Tsudakoma Corp........................  101,000       299,446
 *Tsugami Corp..........................  124,000       186,917
 *Tsukamoto Co., Ltd....................  44,000         52,767
 Tsukishima Kikai Co., Ltd..............  60,000        305,309
 Tsurumi Manufacturing Co., Ltd.........  35,000        157,402
 #Tsutsumi Jewelry Co., Ltd.............  24,800        545,259
 #Tsutsunaka Plastic Industry Co.,
   Ltd..................................  58,000        185,484
 *Tsuzuki Denki Co., Ltd................   5,000         12,159
 U-Shin, Ltd............................  32,000        118,859
 Ube Material Industries, Ltd...........  16,000         21,320
 #Uchida Yoko Co., Ltd..................  72,000        360,974
 Ueki Corp..............................  47,000         94,333
 Unicafe, Inc...........................   4,200         54,916
 Uniden Corp............................  76,000        753,196

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES      VALUE
                                          ------      -----
 Unimat Offisco Corp....................  27,700   $    312,122
 *#Unitika, Ltd.........................  699,000       570,493
 *Utoc Corp.............................  68,000         88,911
 Wakachiku Construction Co., Ltd........  161,000       162,240
 #Wakamoto Pharmaceutical Co., Ltd......  48,000        123,923
 Wakodo Co., Ltd........................   2,000         51,634
 Warabeya Nichiyo Co., Ltd..............   6,000         67,458
 Xebio Co., Ltd.........................  12,000        195,378
 Yahagi Construction Co., Ltd...........  59,000        188,682
 #Yaizu Suisankagaku Industry Co.,
   Ltd..................................  14,000        100,037
 Yamaichi Electronics Co., Ltd..........  21,000        217,914
 Yamamura Glass Co., Ltd................  155,000       269,790
 *Yamatane Corp.........................  131,000       114,553
 Yamato Corp............................  36,000        123,523
 Yamato International, Inc..............  43,000        107,075
 Yamato Kogyo Co., Ltd..................  96,000        509,282
 Yamaura Corp...........................  19,000         50,319
 Yamazen Co., Ltd.......................  140,000       262,336
 Yaoko Co., Ltd.........................  29,000        396,810
 Yasuda Warehouse Co., Ltd..............  18,000         62,511
 Yellow Hat, Ltd., Tokyo................  32,000        231,589
 Yodogawa Steel Works, Ltd..............  228,000       579,138
 Yokogawa Bridge Corp...................  55,400        207,620
 Yokohama Reito Co., Ltd................  55,000        267,041
 Yokowo Co., Ltd........................  28,000        279,359
 #Yomeishu Seizo Co., Ltd...............  46,000        295,365
 Yomiuri Land Co., Ltd..................  157,000       536,082
 Yondenko Corp..........................  50,800        204,765
 #Yonekyu Corp..........................  41,500        352,875
 Yonex Co., Ltd.........................  19,000         73,579
 Yorozu Corp............................  26,800        171,859
 Yoshimoto Kogyo Co., Ltd...............  60,000        429,232
 #Yuasa Corp............................  260,000       430,897
 Yuasa Funashoku Co., Ltd...............  33,000         50,294
 *#Yuasa Trading Co., Ltd...............  174,000       186,933
 *Yuken Kogyo Co., Ltd..................  60,000         78,951
 Yuki Gosei Kogyo Co., Ltd..............  14,000         32,413
 Yukiguni Maitake Co., Ltd..............  26,000        118,659
 Yuraku Real Estate Co., Ltd............  39,000         60,087
 Yurtec Corp............................  101,000       283,465
 #Yushin Precision Equipment Co., Ltd...  15,000        254,841
 Yushiro Chemical Industry Co., Ltd.....  10,000         64,959
 Zenchiku Co., Ltd......................  126,000  $    206,721
 Zenrin Co., Ltd........................  49,600        367,637
 #Zensho Co., Ltd.......................  17,000        431,813
                                                   ------------
TOTAL COMMON STOCKS
  (Cost $382,653,473)...................            217,969,936
                                                   ------------
                                          SHARES      VALUE
                                          ------      -----
INVESTMENT IN CURRENCY -- (0.1%)
 *Japanese Yen
   (Cost $442,197)......................                440,392
                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
 *BSL Corp. Rights 01/30/04.............   3,950              0
 *Kanematsu Corp. Warrants 03/31/06.....  20,125              0
                                                   ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      0
                                                   ------------
TOTAL -- JAPAN
  (Cost $383,095,670)...................            218,410,328
                                                   ------------

                                           FACE
                                          AMOUNT
                                          ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (24.6%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.05%, 07/01/03
   (Collateralized by $3,645,000 U.S.
   Treasury Notes 2.25%, 07/31/04,
   valued at $3,722,456) to be
   repurchased at $3,667,107............  $3,667      3,667,000
 Repurchase agreements in a Pooled Cash
   Account, Mizuho Securities USA,
   1.15%, 07/01/03 (Collateralized by
   $69,983,469 U.S. Treasury
   Obligations, rates ranging from .99%
   to 5.09%, maturities ranging from
   05/15/04 to 05/15/30 valued at
   $67,467,492) to be repurchased at
   $67,468,146(.)
   (Cost $67,467,492)...................  67,467     67,467,492
                                                   ------------
TOTAL --
  (Cost $71,134,492)....................             71,134,492
                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $454,230,162)++.................           $289,544,820
                                                   ============

--------------------

  #  Total or Partial Securities on Loan.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $456,835,282.
(.)  Includes $63,917,621 of securities on loan

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                                 JUNE 30, 2003

                                            SHARES       VALUE
                                            ------       -----
AUSTRALIA -- (32.0%)
COMMON STOCKS -- (32.0%)
 *A.I., Ltd.............................     129,195  $     13,863
 A.P. Eagers, Ltd.......................      24,699        99,388
 ABC Learning...........................     133,000       276,513
 ADCorp Australia, Ltd..................     113,137        68,289
 ARB Corporation, Ltd...................     116,670       203,439
 Abigroup, Ltd..........................      73,710       136,933
 Adsteam Marine, Ltd....................     342,628       298,723
 Adtrans Group, Ltd.....................      29,000        59,903
 *Agenix, Ltd...........................     149,379        39,572
 Alesco Corp., Ltd......................      84,020       281,180
 *Allstate Explorations NL..............      49,087         4,115
 Altium.................................     162,100        42,398
 Amalgamated Holdings, Ltd..............     195,483       310,713
 *Amity Oil NL..........................     222,481       171,590
 *#Amrad Corp., Ltd.....................     135,523        54,534
 *Anaconda Nickel NL....................   7,002,380       305,254
 *Anateus Energy, Ltd...................     193,687        12,081
 *Ariadne Australia, Ltd................     270,353        48,048
 Aspen Group, Ltd.......................      15,795         1,695
 Atlas Pacific, Ltd.....................      82,585        16,062
 *AuIron Energy, Ltd....................     260,290         7,855
 Ausdrill, Ltd..........................     112,367        48,984
 Ausmelt, Ltd...........................      36,118        17,683
 Austal, Ltd............................     356,800       215,362
 *Austar United Communications, Ltd.....     440,796       113,815
 *Austral Coal, Ltd.....................     285,300        88,016
 *#Australian Magnesium Corp., Ltd......     332,383        16,050
 #Australian Pharmaceutical Industries,
   Ltd..................................     287,700       501,667
 Australian Provincial Newspaper
   Holdings, Ltd........................           1             2
 *Australian Resources, Ltd.............     141,446        21,818
 *Australian Worldwide Exploration,
   Ltd..................................     308,100       169,437
 *#Autron Corporation, Ltd..............     989,247       132,690
 Bank of Queensland, Ltd................     142,870       814,445
 Beach Petroleum NL.....................   1,814,501       419,835
 *Beaconsfield Gold NL..................      89,078        12,247
 *Bendigo Mining NL.....................   1,712,123       212,426
 *Beyond International, Ltd.............      61,256        12,530
 *Biota Holdings, Ltd...................      97,808        33,454
 Blackmores, Ltd........................      27,894       118,231
 *Bligh Oil & Minerals NL Issue 00......     602,266        26,254
 Brazin, Ltd............................      98,875        58,354
 Bridgestone Australia, Ltd.............      49,000        73,283
 Bristile, Ltd..........................     276,832       673,946
 #Burswood, Ltd.........................     776,093       437,215
 Cabcharge Austalia, Ltd................     196,800       389,358
 Campbell Brothers, Ltd.................      82,985       264,360
 *Cape Range, Ltd.......................     619,912        11,641
 Casinos Austria International, Ltd.....     258,299        93,545
 Cedar Woods Properties, Ltd............      50,913        33,121
 Cellnet Telecommunications Group,
   Ltd..................................      91,100        37,269
 *Centamin Egypt, Ltd...................     996,437       133,654
 *Centaur Mining & Exploration, Ltd.....      62,058        19,977
                                            SHARES       VALUE
                                            ------       -----
 Centennial Coal, Ltd...................     438,800  $    641,542
 Central Equity, Ltd....................     129,405       144,934
 *Charter Pacific Corp., Ltd............      72,823        13,675
 *#Chemeq, Ltd..........................     120,000       514,262
 *Circadian Technologies, Ltd...........      40,370        41,965
 Citect Corp., Ltd......................     109,822        69,970
 *Clifford Corp., Ltd...................     161,750             0
 Clough, Ltd............................     817,737       318,085
 Coates Hire, Ltd.......................     461,070       698,839
 Collection House, Ltd..................     176,200       140,622
 Colorado Group, Ltd....................     134,090       285,973
 Consolidated Manufacturing Industries,
   Ltd..................................      32,784        35,619
 Consolidated Minerals, Ltd.............     243,200        99,494
 *Consolidated Paper Industries, Ltd....      68,585        50,597
 *Coplex Resources NL...................     231,400        13,967
 Coventry Group, Ltd....................      55,742       185,050
 #Crane Group, Ltd......................      80,282       543,803
 *Croesus Mining NL.....................     798,235       246,258
 *Dalrymple Resources NL................      75,462        98,688
 Danks Holdings, Ltd....................      10,425        87,046
 Davnet, Ltd............................     181,293        66,872
 *Denehurst, Ltd........................      95,000         4,651
 Devine, Ltd............................     168,183        45,681
 *Diamin Resources NL...................     240,406         8,545
 *Dominion Mining, Ltd..................     168,015        57,467
 *Emporer Mines, Ltd....................     120,600        42,867
 *Energy Developments, Ltd..............     164,549       192,020
 *Energy World Corp., Ltd...............     325,630         4,586
 Environmental Solutions International,
   Ltd..................................      67,364        11,972
 Equigold NL............................     225,700       149,854
 FKP, Ltd...............................     142,602       286,912
 Fantastic Holdings, Ltd................     121,000       205,309
 Fleetwood Corp., Ltd...................      46,572       127,434
 *Forest Place Group, Ltd...............      85,192        15,141
 Freedom Group, Ltd.....................     201,879       247,767
 GRD NL.................................     379,594       277,490
 GUD Holdings, Ltd......................     114,428       361,456
 Gazal Corp., Ltd.......................      71,177       112,178
 *Geo2, Ltd.............................      25,261           136
 *Gold Aura.............................       2,635           150
 *Golden West Refining Corp., Ltd.......      17,330         4,184
 *Goldstream Mining NL..................      90,901        27,434
 Gowing Bros., Ltd......................      57,781        82,540
 *Gradipore, Ltd........................      86,855        43,688
 Graincorp, Ltd. Series A...............      78,059       534,504
 #Grand Hotel Group.....................     383,087       120,753
 Great Southern Plantations, Ltd........     355,114       226,252
 Green's Foods, Ltd.....................      66,082        29,250
 *Gympie Gold, Ltd......................     302,445        81,135
 *HIH Insurance, Ltd....................     791,605        92,907
 Hamilton Island, Ltd...................      52,600        98,069
 Hancock and Gore, Ltd..................      63,929        56,594
 *Hardman Resources NL..................     717,859       255,163
 *Hartleys, Ltd.........................      84,981        17,098
 *Health Communication Network, Ltd.....     106,000        51,896

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE
                                            ------       -----
 Healthscope, Ltd.......................     129,858  $    215,984
 *Henry Walker Group, Ltd...............     287,948       123,594
 *Herald Resources, Ltd.................      69,910        21,099
 Hills Industries, Ltd..................     256,117       597,750
 Housewares International, Ltd..........     275,792       381,023
 *Hutchison Telecommunications
   (Australia), Ltd.....................   1,065,400       200,066
 IInet, Ltd.............................      65,200        80,895
 ION, Ltd...............................     342,085       458,845
 Infomedia, Ltd.........................     598,900       321,326
 Institute of Drug Technology Australia,
   Ltd..................................      44,372        53,565
 *Intellect Holdings, Ltd...............     403,028        58,113
 *Ixla, Ltd.............................      89,921         1,387
 Jones (David), Ltd.....................     658,594       583,034
 Jubilee Gold Mines NL..................     224,549       307,216
 KTS Corp., Ltd.........................      43,000        87,957
 Kaz Group, Ltd.........................   1,295,837       126,014
 *Keycorp, Ltd..........................      67,609        51,237
 *Kimberley Diamond Co. NL..............     182,966        44,175
 Kingsgate Consolidated NL..............     132,456       261,169
 Kresta Holdings, Ltd...................      56,700        14,830
 Lemarne Corp., Ltd.....................      20,790        26,492
 MYOB, Ltd..............................     470,141       277,468
 *MacMahon Holdings, Ltd................     192,179        20,622
 Magellan Petroleum Australia, Ltd......      32,760        24,168
 Maryborough Sugar Factory, Ltd.........         600         2,857
 *Matrix Oil NL.........................     557,000        16,437
 Maxi-Cube, Ltd.........................     154,052        39,260
 McConnell Dowell Corp., Ltd............      62,776        63,152
 McGuigan (Brian) Wines, Ltd............     247,321       640,251
 McPherson's, Ltd.......................      65,350       143,754
 *Metal Storm, Ltd......................     406,669       117,277
 Mia Group, Ltd.........................     237,000       112,852
 *Micromedical Industries, Ltd..........     237,161       233,810
 Miller's Retail, Ltd...................     452,421       506,712
 Monadelphous Group, Ltd................      18,988        48,264
 *Mosaic Oil NL.........................     387,324        33,769
 Namoi Cotton Cooperative, Ltd..........     135,353        27,233
 National Can Industries, Ltd...........      97,017        85,236
 #Neverfail Springwater, Ltd............     163,529       257,730
 *New Tel, Ltd..........................     118,238         3,648
 *Normans Wine, Ltd.....................      35,848         2,645
 *Novogen, Ltd..........................     176,419       634,179
 *Novus Petroleum, Ltd..................     288,634       226,483
 #OPSM Protector, Ltd...................     268,559       679,021
 Oamps, Ltd.............................     134,538       267,078
 Oil Company of Australia, Ltd..........      51,800       135,487
 *#Orbital Engine Corp., Ltd............     537,358        45,048
 Oroton International, Ltd..............      38,427       124,991
 *Oxiana Resources NL...................     982,000       368,809
 *PMP Communications, Ltd...............     455,871       217,071
 Pacific Group, Ltd.....................     279,219       692,865
 Pacific Hydro, Ltd.....................     367,311       842,485
 *Pan Pacific Petroleum NL..............     327,800        16,048
 Pan Pharmaceuticals, Ltd...............     322,766       227,289
 *Payce Consolidated, Ltd...............      18,000        15,090
 *Peptide Technology, Ltd...............     281,015       324,160
 *Perilya Mines NL......................     263,500        77,756
 Peter Lehmann Wines, Ltd...............      35,586        80,190
 *Petsec Energy, Ltd....................      97,992        52,575
 *Pima Mining NL........................     656,061        38,279
                                            SHARES       VALUE
                                            ------       -----
 *Plantcorp NL..........................       4,329  $          0
 Plaspak Group, Ltd.....................      93,670        60,308
 *Polartechnics, Ltd....................      43,405        32,312
 *Port Douglas Reef Resorts, Ltd........     251,655        15,358
 Portman Mining, Ltd....................     271,890       195,110
 *Precious Metals Australia, Ltd........      10,606           519
 *Preston Resources NL..................      64,000        11,589
 Primary Health Care, Ltd...............     187,417       521,626
 Prime Television, Ltd..................     172,440       289,121
 *Progen Industries, Ltd................      24,788        12,634
 Programmed Maintenance Service, Ltd....     116,533       174,283
 Queensland Cotton Holdings, Ltd........      39,866        84,220
 *Quiktrak Networks P.L.C. Entitlement
   Shares...............................      23,875             0
 *Quiktrak Networks, Ltd................     740,124         3,475
 Ramsay Health Care, Ltd................     177,900       439,062
 Raptis Group, Ltd......................      12,000         1,972
 Rebel Sport, Ltd.......................      88,284       132,627
 Reece Australia, Ltd...................     159,501       748,796
 *Reinsurance Australia Corp., Ltd......     399,993        49,628
 *Resolute Mining, Ltd..................     287,264       132,933
 Ridley Corp., Ltd......................     581,488       608,369
 *Roc Oil Co., Ltd......................     170,700       132,799
 Rock Building Society, Ltd.............      11,373        24,179
 SPC, Ltd...............................     331,232       317,666
 STW Communications Group, Ltd..........     228,620       432,380
 Sabre Group, Ltd.......................      40,702        57,597
 Schaffer Corp., Ltd....................      33,766       277,407
 Select Harvests, Ltd...................      43,946       144,122
 Servcorp, Ltd..........................     156,000       121,363
 *Silex System, Ltd.....................     235,100        61,492
 Skilled Engineering, Ltd...............     139,852       229,793
 *Solution 6 Holdings, Ltd..............     402,138       137,546
 Southern Cross Broadcasting
   (Australia), Ltd.....................     145,166       847,005
 *Southern Pacific Petroleum NL.........     698,740       107,782
 Southern Star Group, Ltd...............     187,907        81,914
 *Spectrum Network Systems, Ltd. Series
   B....................................   1,338,446        65,528
 *St. Barbara Mines, Ltd................     375,500        10,073
 *Star Games, Ltd.......................     132,410        84,362
 *Straits Resources, Ltd................      56,534        20,095
 *Strategic Minerals Corp. NL...........     358,100        43,229
 *Striker Resources NL..................     349,594         8,909
 Sunland Group, Ltd.....................      75,095        32,232
 Sydney Aquarium, Ltd...................      24,135        72,839
 Symex Holdings, Ltd....................     163,000       103,852
 Tab Queensland, Ltd....................     187,300       778,810
 Tandou, Ltd............................       3,410         3,133
 *#Tap Oil, Ltd.........................     193,100       178,716
 *Tassal, Ltd...........................      96,243        17,105
 Technology One, Ltd....................     587,800       143,888
 Tempo Service, Ltd.....................     184,359       201,537
 Thakral Holdings Group.................     948,383       368,904
 The Gribbles Group, Ltd................     780,300       235,492
 Ticor, Ltd.............................     455,148       463,979
 Timbercorp, Ltd........................     250,258       154,411
 *Titan Resources NL....................      50,000         7,713
 *Tooth & Co., Ltd......................     153,000        12,826
 Transfield Services, Ltd...............     238,000       504,389
 Triako Resources, Ltd..................       5,400         5,432

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE
                                            ------       -----
 Troy Resources NL......................      72,048  $     82,143
 Trust Company of Australia, Ltd........      23,774        88,809
 United Construction Group, Ltd.........     138,399       265,461
 *VeCommerce, Ltd.......................      13,680         4,496
 *Victoria Petroleum NL.................     347,973         2,334
 Villa World, Ltd.......................     134,700       108,405
 *#Village Roadshow, Ltd................     436,313       354,067
 *Virotec International NL..............     142,891        17,729
 #Vision Systems, Ltd...................     263,765       160,976
 Volante Group, Ltd.....................     125,700        81,773
 Waterco, Ltd...........................      22,304        27,673
 Watpac, Ltd............................     122,796        36,236
 Wattyl, Ltd............................     128,281       299,394
 *Webster, Ltd..........................      33,551        12,376
 *Western Metals, Ltd...................     385,787         5,563
 Wide Bay Capricorn Building Society,
   Ltd..................................      26,958       118,422
 *Williams (R.M.) Holdings, Ltd.........      24,075        17,761
 *Yates, Ltd............................      60,281         3,032
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $42,498,786)....................                39,252,072
                                                      ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969).......................      55,477        27,905
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $10,991).......................                    11,610
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Axon Instruments, Inc. Options Open
   Pay Date
   (Cost $98)...........................      16,148             0
                                                      ------------
TOTAL -- AUSTRALIA
  (Cost $42,569,844)....................                39,291,587
                                                      ------------
SINGAPORE -- (25.0%)
COMMON STOCKS -- (25.0%)
 ASA Group Holdings, Ltd................     586,000       101,492
 *Acma, Ltd.............................   3,040,700       172,667
 *Alliance Technology & Development,
   Ltd..................................     156,000         9,301
 #Amtek Engineering, Ltd................     540,625       306,995
 Apollo Enterprises, Ltd................     193,000        61,374
 Armstrong Industrial Corp..............   1,460,000        95,342
 Ascott Group, Ltd......................   1,807,250       364,319
 #Benjamin (F.J.) Holdings, Ltd.........   1,095,000       167,886
 #Beyonics Technology, Ltd..............   3,272,600       408,838
 Bonvests Holdings, Ltd.................     825,000       222,527
 Brilliant Manufacturing, Ltd...........     579,000       120,007
 Bukit Sembawang Estates, Ltd...........      71,334       498,239
 *CK Tang, Ltd..........................     614,000        71,476
 CSE Systems & Engineering, Ltd.........     984,000       268,208
 CWT Distribution, Ltd..................     461,500       153,307
 Central Properties, Ltd................      66,000       734,574
 Cerebos Pacific, Ltd...................     176,000       233,864
 *Ch Offshore, Ltd......................     823,200        98,166
 Chemical Industries (Far East), Ltd....     105,910        63,750
 Chip Eng Seng Corp., Ltd...............   1,775,000       115,913
 Chosen Holdings, Ltd...................     829,000       120,041
 Chuan Hup Holdings, Ltd................   4,116,000       969,972
                                            SHARES       VALUE
                                            ------       -----
 Chuan Soon Huat Industrial Group,
   Ltd..................................     614,000  $    122,032
 Clipsal Industries Holdings, Ltd.......     129,657       176,703
 *Compact Metal Industries, Ltd.........     643,000        16,431
 Cosco Investment, Ltd..................   2,783,000       458,297
 Courts Singapore, Ltd..................     495,000       140,544
 ECS Holdings, Ltd......................   1,375,000       324,031
 *Eagle Brand Holdings, Ltd.............   3,390,000       231,002
 #Eastern Asia Technology, Ltd..........   1,368,600       454,641
 *Eastgate Technology, Ltd..............     870,000        69,164
 *Econ International, Ltd...............   2,267,000        51,493
 Eng Wah Organisation, Ltd..............     265,000        30,849
 *Freight Links Express Holdings, Ltd...   1,648,000        51,470
 Frontline Technologies Corp., Ltd......   1,153,000        78,568
 Fu Yu Manufacturing, Ltd...............   1,291,000       370,214
 Fuji Offset Plates Manufacturing,
   Ltd..................................      33,750         4,983
 GB Holdings, Ltd.......................     200,000        79,499
 GK Goh Holdings, Ltd...................   1,120,000       470,636
 GP Industries, Ltd.....................     602,000       295,698
 #Ges International, Ltd................   1,647,000       355,396
 #Guocoland, Ltd........................   1,215,000       689,941
 *HTP Holdings, Ltd.....................     479,000        85,680
 Ho Bee Investment, Ltd.................     761,000        82,106
 Hong Fok Corp., Ltd....................   1,796,000       244,767
 Hong Leong Asia, Ltd...................   1,048,000       690,327
 *Horizon Education & Technologies,
   Ltd..................................     646,000        34,849
 Hotel Grand Central, Ltd...............     875,280       168,990
 Hotel Plaza, Ltd.......................   1,189,000       371,347
 #Hotel Properties, Ltd.................   1,393,000       838,480
 Hour Glass, Ltd........................     298,000        77,841
 #Huan Hsin Holdings, Ltd...............     728,400       382,602
 Hup Seng Huat, Ltd.....................     900,200        63,898
 Hwa Hong Corp., Ltd....................   2,488,000       769,986
 Hwa Tat Lee, Ltd.......................   1,177,500       451,336
 *I-One.Net International, Ltd..........   1,392,000        43,475
 #IDT Holdings, Ltd.....................     514,000       467,002
 International Factors (Singapore),
   Ltd..................................     290,000        77,398
 *Intraco, Ltd..........................     292,500        81,388
 Isetan (Singapore), Ltd................     122,500       159,297
 Jack Chia-MPH, Ltd.....................     729,000       103,491
 #Jaya Holdings, Ltd....................   2,733,000       581,978
 Jurong Cement, Ltd.....................     132,500        54,926
 Jurong Engineering, Ltd................     112,000       103,031
 *K1 Ventures, Ltd......................   2,842,500       314,754
 Keppel Telecommunications and
   Transportation, Ltd..................   1,376,000       691,508
 Khong Guan Flour Milling, Ltd..........      19,000        17,910
 Kian Ann Engineering, Ltd..............     868,000        91,186
 #Kim Eng Holdings, Ltd.................   2,281,200       958,585
 Koh Brothers, Ltd......................   1,494,000       101,805
 *L & M Group Investments, Ltd..........   7,107,100        80,716
 Labroy Marine, Ltd.....................   2,943,000       392,730
 Lee Kim Tah Holdings, Ltd..............     795,000        76,745
 *Leong Hin Holdings, Ltd...............     526,000        40,323
 *Liang Huat Aluminum, Ltd..............   1,477,000        41,936
 Low Keng Huat Singapore, Ltd...........     372,000        72,878
 Lum Chang Holdings, Ltd................   1,134,030       180,309
 MMI Holdings, Ltd......................   1,453,000       214,523
 *Magnecomp International, Ltd..........     583,000       163,874
 *Manufacturing Integration Technology,
   Ltd..................................     588,000        60,102

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE
                                            ------       -----
 *Mediaring.Com, Ltd....................   2,094,000  $    154,581
 Metro Holdings, Ltd....................   2,256,960       833,054
 Multi-Chem, Ltd........................     957,000        84,232
 Nera Telecommunications, Ltd...........   1,159,000       227,059
 *Orchard Parade Holdings, Ltd..........   1,084,022       230,837
 Ossia International, Ltd...............     708,000        98,500
 PCI, Ltd...............................     734,000       191,730
 Pan-United Corp., Ltd..................   1,624,000       391,932
 Pentex-Schweizer Circuits, Ltd.........     916,000       101,430
 Pertama Holdings, Ltd..................     459,750        60,046
 Prima, Ltd.............................     106,000       361,154
 Provisions Suppliers Corp..............   4,088,000       220,531
 Robinson & Co., Ltd....................     284,832     1,051,327
 Rotary Engineering, Ltd................   1,231,000       118,835
 SMB United, Ltd........................   1,254,000       110,374
 SNP Corp., Ltd.........................     207,495        98,974
 *SPP, Ltd..............................     454,000        12,890
 San Teh, Ltd...........................     838,406       142,827
 Sea View Hotel, Ltd....................      66,000       232,365
 *Seatown Corp., Ltd....................     101,000         1,721
 Sing Investments & Finance, Ltd........      94,500        74,859
 Singapore Food Industries, Ltd.........     840,000       372,057
 Singapore Reinsurance Corp., Ltd.......   1,540,935       218,756
 Singapura Building Society, Ltd........     139,250       102,796
 *Singatronics, Ltd.....................     748,000       159,283
 Ssangyong Cement (Singapore), Ltd......     236,000       144,734
 Stamford Land Corp., Ltd...............   3,229,000       403,391
 Straits Trading Co., Ltd...............   1,117,200     1,053,112
 *Sunright, Ltd.........................     378,000        82,640
 Superbowl Holdings, Ltd................     490,000        36,172
 Superior Metal Printing, Ltd...........     490,500        64,062
 *Tiong Woon Corp. Holding, Ltd.........     652,000        48,131
 *Transmarco, Ltd.......................     106,500        40,519
 *Tuan Sing Holdings, Ltd...............   3,362,000       181,366
 UOB-Kay Hian Holdings, Ltd.............   1,602,000       632,242
 *Ultro Technologies, Ltd...............     530,000        51,164
 #Unisteel Technology, Ltd..............     898,000       374,800
 United Engineers, Ltd..................     632,666       528,114
 United Overseas Insurance, Ltd.........     125,500       219,498
 United Pulp & Paper Co., Ltd...........     354,000        79,403
 *Van Der Horst, Ltd....................      18,543        78,111
 WBL Corp., Ltd.........................     510,000       590,794
 Wing Tai Holdings, Ltd.................   2,332,000       979,932
 Yeo Hiap Seng, Ltd.....................      84,000       125,450
 *Yongnam Holdi.........................   1,004,000        17,104
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $42,956,876)....................                30,646,818
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $9,805)........................                     9,774
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04
   (Cost $0)............................     236,300         2,013
                                                      ------------
TOTAL -- SINGAPORE
  (Cost $42,966,681)....................                30,658,605
                                                      ------------
HONG KONG -- (24.2%)
COMMON STOCKS -- (24.1%)
 ABC Communications (Holdings), Ltd.....     930,000        31,007
 ALCO Holdings, Ltd.....................     602,000       118,885
 *APT Satellite Holdings, Ltd...........     354,000        98,735
                                            SHARES       VALUE
                                            ------       -----
 Aeon Credit Service (Asia) Co., Ltd....     360,000  $    126,954
 *Allied Group, Ltd.....................   5,592,000       272,496
 *Allied Properties (Hong Kong), Ltd....   8,026,000       228,487
 *Anex International Holdings, Ltd......     152,000         1,423
 *Applied China, Ltd....................   1,036,250         4,119
 *Applied International Holdings,
   Ltd..................................   1,243,000         8,926
 Arts Optical International Holdings,
   Ltd..................................     164,000        43,113
 Asia Aluminum Holdings, Ltd............   2,460,000       324,924
 *Asia Commercial Holdings, Ltd.........      72,800         1,540
 Asia Financial Holdings, Ltd...........   1,976,908       324,493
 *Asia Logistics Technologies, Ltd......   2,214,000        14,196
 *Asia Securities International, Ltd....   2,386,600        39,786
 *Asia Standard International Group,
   Ltd..................................   2,870,000        84,648
 *Asia Tele-Net & Technology Corp.,
   Ltd..................................  10,420,000        13,362
 Associated International Hotels, Ltd...     898,000       428,955
 *Beijing Development (Hong Kong),
   Ltd..................................     166,000        18,946
 *Bossini International Holdings,
   Ltd..................................     228,750         5,573
 Bright International Group, Ltd........     302,000        44,149
 CCT Telecom Holdings, Ltd..............     472,970        59,439
 *CEC International Holdings, Ltd.......     210,000         3,097
 *CNT Group, Ltd........................   3,078,000        50,918
 Cafe de Coral Holdings, Ltd............     594,000       453,224
 *Capital Prosper, Ltd..................     480,000         5,232
 *Capital Strategic Investment, Ltd.....     122,000         1,252
 *Cash Financial Services Group, Ltd....       4,503           101
 *Catic International Holdings, Ltd.....   3,290,000        59,487
 *Celestial Asia Securities Holdings,
   Ltd..................................     128,036        17,076
 *Central China Enterprises, Ltd........   2,104,000         5,396
 #Champion Technology Holdings, Ltd.....     987,386       154,474
 #Chen Hsong Holdings, Ltd..............   1,515,000       543,977
 *Cheuk Nang (Holdings), Ltd............     112,501        13,417
 *Cheung Tai Hong Holdings, Ltd.........     100,920         2,200
 *Cheung Wah Development Co., Ltd.......   1,434,000        13,792
 *Chevalier Construction Holdings,
   Ltd..................................     131,203         1,985
 Chevalier International Holdings, Ltd..     418,233       130,059
 *Chevalier Itech Holdings, Ltd.........     355,250        31,889
 *China Aerospace International
   Holdings, Ltd........................   2,430,000       107,507
 *China Bio-Medical Group Limited.......     415,000         3,991
 *China Digicontent Co., Ltd............   2,710,000         3,475
 *China Everbright International,
   Ltd..................................   1,975,000        60,277
 *China Everbright Technology, Ltd......   3,244,000       112,319
 China Hong-Kong Photo Products
   Holdings, Ltd........................   1,909,000       129,745
 *China Investments Holdings, Ltd.......     210,000         6,194
 China Motor Bus Co., Ltd...............      74,000       427,025
 *China Nan Feng Group, Ltd.............      96,000           246
 *China Online (Bermuda), Ltd...........  10,580,000        27,135
 China Rare Earth Holdings, Ltd.........     700,000        58,347
 #China Resources Beijing Land, Ltd.....   1,288,000       137,089
 China Resources Logic, Ltd.............   1,296,000        88,083
 *China Rich Holdings, Ltd..............   3,380,000        31,207
 *China Sci-Tech Holdings, Ltd..........   2,786,000         7,145
 *China Star Entertainment, Ltd.........      50,292         3,483
 *China Strategic Holdings, Ltd.........     376,000         4,340
 Chinney Investments, Ltd...............   1,144,000        42,544

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE
                                            ------       -----
 Chow Sang Sang Holdings International,
   Ltd..................................     721,400  $    128,588
 Chuangs China Investments, Ltd.........   1,347,000        33,856
 Chuang's Consortium International,
   Ltd..................................   1,858,884        31,466
 Chun Wo Holdings, Ltd..................   1,671,917        57,888
 *Climax International Co., Ltd.........     296,000           911
 *Compass Pacific Holdings, Ltd.........     416,000        14,937
 Continental Holdings, Ltd..............      98,825         7,857
 *Continental Mariner Investment Co.,
   Ltd..................................   1,328,000        95,366
 Coslight Technology International
   Group, Ltd...........................     466,000       143,419
 *Cosmos Machinery Enterprises, Ltd.....   1,024,000        48,586
 *Crocodile Garments, Ltd...............   1,539,000        32,761
 Cross Harbour Tunnel Co., Ltd..........     371,443       154,805
 *Culturecom Holdings, Ltd..............   2,161,000        65,677
 *DVN Holdings, Ltd.....................     292,490        31,882
 Dickson Concepts International, Ltd....     222,000        54,375
 *#Digital China Holdings, Ltd..........     639,000       167,983
 *Dynamic Global Holdings, Ltd..........   1,446,000        11,126
 Dynamic Holdings, Ltd..................     244,000        24,406
 *Easyknit International Holdings,
   Ltd..................................     282,860         4,425
 *Eforce Holdings, Ltd..................   2,620,000       102,473
 Egana Jewelry and Pearls...............     331,789        78,287
 #Eganagoldfeil Holdings Ltd............   1,976,620       375,141
 Elec & Eltek International Holdings,
   Ltd..................................   3,078,790       473,774
 *Emperor International Holdings, Ltd...      64,436        16,030
 *Extrawell Pharmaceutical Holdings,
   Ltd..................................   3,220,000        70,196
 *Ezcom Holdings, Ltd...................      72,576         2,652
 *Fairwood Holdings, Ltd................      42,600         4,534
 Far East Consortium International,
   Ltd..................................   1,641,378        66,302
 *Far East Hotels & Entertainment,
   Ltd..................................   1,853,000        72,474
 Far East Pharmaceutical Technology Co.,
   Ltd..................................     640,000       203,126
 *First Sign International Holdings,
   Ltd..................................   1,050,000        26,256
 Fong's Industries Co., Ltd.............     962,000       536,629
 *Forefront International Holdings,
   Ltd..................................     658,000       221,495
 *Founder Holdings, Ltd.................   1,374,000       121,575
 Four Seas Frozen Food Holdings, Ltd....     347,184        24,487
 Four Seas Mercantile Holdings, Ltd.....     592,000       214,462
 *Fujian Group, Ltd.....................   2,378,000        25,005
 *Fushan Holdings, Ltd..................   2,566,000        87,199
 GZI Transport, Ltd.....................     448,000        87,898
 *Geomaxima Holdings, Ltd...............   5,810,000       108,777
 Global China Group Holdings, Ltd.......     642,000        32,108
 #Global Tech (Holdings), Ltd...........   5,612,000        67,648
 Glorious Sun Enterprises, Ltd..........   1,066,000       254,261
 Gold Peak Industries (Holdings), Ltd...   1,059,250       232,276
 *Goldbond Group Holdings, Ltd..........      99,900         2,562
 Golden Resources Development
   International, Ltd...................   1,456,500        59,768
 *Gold-Face Holdings, Ltd...............   2,003,600       138,744
 Goldlion Holdings, Ltd.................   1,438,000        88,514
 Golik Holdings, Ltd....................     930,500        48,326
 Good Fellow Group, Ltd.................   3,488,000       131,950
 *Gorient Holdings, Ltd.................      73,700           170
 Grande Holdings, Ltd...................     185,000       241,981
                                            SHARES       VALUE
                                            ------       -----
 *Great Wall Electronic International,
   Ltd..................................  15,795,170  $     20,255
 *Group Sense (International), Ltd......   2,062,000       109,735
 Guangdong Brewery Holdings, Ltd........   1,742,000       196,580
 *Guangnan Holdings, Ltd................   4,146,000        68,585
 *Guangzhou Investment Co., Ltd.........   4,290,000       313,575
 *Gzitic Hualing Holdings, Ltd..........   1,344,000        37,055
 HKCB Bank Holding Co., Ltd.............   1,130,000       121,721
 *HKR International, Ltd................   1,884,860       316,636
 *Hang Fung Gold Technology, Ltd........     458,000        45,224
 *Hang Ten Group Holdings, Ltd..........     585,039         1,350
 *Hanny Holdings, Ltd...................     136,658        15,422
 *Hansom Eastern Holdings, Ltd..........   3,473,235        31,178
 Harbour Centre Development, Ltd........     517,000       404,417
 Henderson China Holdings, Ltd..........     815,000       316,150
 *Heng Fung Holdings, Ltd...............      42,000         5,655
 High Fashion International, Ltd........     268,000        31,274
 *Hikari Tsushin International, Ltd.....   5,800,000        28,263
 *Hon Kwok Land Investment Co., Ltd.....     572,535        77,825
 Hong Kong Catering Management, Ltd.....     512,000        34,798
 *Hong Kong Construction Holdings,
   Ltd..................................     970,000        40,426
 Hong Kong Ferry (Holdings) Co., Ltd....     671,300       520,813
 *Hong Kong Parkview Group, Ltd.........   1,130,000        86,944
 *Hong Kong Pharmaceuticals Holdings,
   Ltd..................................   1,834,000        59,972
 *Hop Hing Holdings, Ltd................     660,265        23,708
 *Hsin Chong Construction Group, Ltd....   1,569,658        42,270
 *Hudson Holdings, Ltd..................     256,000         3,283
 Hung Hing Printing Group, Ltd..........     532,000       371,807
 IDT International, Ltd.................   4,028,486       459,771
 IMI International Holdings, Ltd........      91,600        15,740
 *ITC Corp., Ltd........................     466,157        10,342
 JCG Holdings, Ltd......................   1,048,333       490,684
 K Wah International Holdings, Ltd......   2,982,484       267,723
 K. Wah Construction Materials, Ltd.....   2,363,211       133,341
 *KPI Co., Ltd..........................     264,000         3,589
 KTP Holdings, Ltd......................     180,400        21,283
 *Kader Holdings Co., Ltd...............     545,600        10,495
 Karrie International Holdings, Ltd.....      66,000        20,313
 Keck Seng Investments (Hong Kong),
   Ltd..................................     858,600        84,780
 Kee-Shing Holdings Co., Ltd............     886,000        43,743
 Kin Yat Hldgs..........................     304,000        57,306
 *King Fook Holdings, Ltd...............   1,000,000        39,753
 *King Pacific International Holdings,
   Ltd..................................   1,404,200        21,968
 Kingmaker Footwear Holdings, Ltd.......   1,058,750       336,030
 *Kong Sun Holdings, Ltd................   2,198,000         6,201
 Kowloon Development Co., Ltd...........     517,000       217,126
 *Kwong Sang Hong International, Ltd....   1,434,000        39,536
 Kwoon Chung Bus Holdings, Ltd..........     556,000        59,178
 *Lai Sun Development Co., Ltd..........   2,970,000        11,426
 *Lai Sun Garment (International),
   Ltd..................................   2,325,000        38,461
 *Lam Soon (Hong Kong), Ltd.............     302,310       106,609
 *Le Saunda Holdings, Ltd...............     236,000         6,658
 *Leading Spirit High-Tech Holdings Co.,
   Ltd..................................   2,310,000         2,962
 *Leaptek, Ltd..........................     193,000           247
 Leefung-Asco Printers Holdings, Ltd....     144,000        25,298
 *LifeTec Group, Ltd....................   1,383,000        18,444

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE
                                            ------       -----
 *Lippo, Ltd............................   1,074,760  $    137,823
 Liu Chong Hing Investment, Ltd.........     635,200       317,676
 Luks Industrial Group, Ltd.............     645,555        82,783
 Lung Kee (Bermuda) Holdings, Ltd.......     857,500       316,141
 *Mae Holdings, Ltd.....................   2,220,000         5,694
 *Magnum International Holdings, Ltd....     300,000         2,116
 *Mei Ah Entertainment Group, Ltd.......   1,142,000        18,013
 Melbourne Enterprises, Ltd.............      45,500       144,701
 Midland Realty (Holding), Ltd..........     496,000        35,619
 *Millennium Group, Ltd.................     928,000        23,801
 *Min Xin Holdings, Ltd.................     753,200        91,758
 Moulin International Holdings, Ltd.....     699,274       347,479
 *Mui Hong Kong, Ltd....................   1,845,000        11,830
 Nanyang Holdings, Ltd..................     137,500        99,623
 *National Electronics Holdings, Ltd....   2,156,000        22,948
 *New China Merchants Dichain...........   3,520,000        63,646
 New Island Printing Holdings, Ltd......     176,000        13,542
 New World China Land, Ltd..............     702,800       107,248
 *New World Cyberbase, Ltd..............      25,220           103
 *#New World Infrastructure, Ltd........   1,065,400       101,101
 *Next Media, Ltd.......................     124,000        39,753
 Ngai Lik Industrial Holdings, Ltd......   1,556,000       453,942
 *Onfem Holdings, Ltd...................   1,266,000        59,257
 *Oriental Metals Holdings Co., Ltd.....   1,237,800        31,746
 *Oriental Union Holdings, Ltd..........     838,000         3,761
 Pacific Andes International Holdings,
   Ltd..................................     156,000        21,805
 Pacific Century Insurance Holdings,
   Ltd..................................     708,000       145,266
 *Pacific Concord Holding, Ltd..........   3,284,758       244,310
 *Pacific Plywood Holdings, Ltd.........   4,430,000         8,521
 Peace Mark Holdings, Ltd...............   1,083,150       106,952
 Pegasus International Holdings, Ltd....     226,000        26,083
 Perfectech International Holdings,
   Ltd..................................     571,450        53,495
 Pico Far East Holdings, Ltd............   1,190,000        45,780
 *Playmate Toys Holdings, Ltd...........   1,585,000       146,343
 Pokfulam Development Co., Ltd..........     234,000        47,411
 *Poly Investments Holdings, Ltd........   2,670,000        45,195
 Prime Succession, Ltd..................     768,000        13,492
 Proview International Holdings, Ltd....     944,000       124,686
 *QPL International Holdings, Ltd.......   1,191,000       232,148
 *Quality Healthcare Asia, Ltd..........   1,338,000        23,850
 Raymond Industrial, Ltd................     605,400       104,030
 *Regal Hotels International Holdings,
   Ltd..................................   3,386,000        21,276
 *Rexcapital International Holdings,
   Ltd..................................   1,272,905        15,181
 *Riche Multi-Media Holdings, Ltd.......     706,000       269,340
 *Rivera Holdings, Ltd..................   3,620,000        96,556
 Road King Infrastructure, Ltd..........     449,000       267,737
 Roadshow Holdings, Ltd.................   1,456,000       158,705
 *S.A.S.Dragon Holdings, Ltd............   1,696,000       113,094
 SA SA International Holdings, Ltd......   1,134,000       133,786
 Safety Godown Co., Ltd.................     408,000       107,256
 Saint Honore Holdings, Ltd.............     128,000        10,669
 San Miguel Brewery Hong Kong, Ltd......     612,800       144,593
 *Sea Holdings, Ltd.....................     832,000       110,960
 *Seapower International Holdings,
   Ltd..................................     854,000         3,395
 *Seapower Resources International,
   Ltd..................................   2,528,000         8,753
 Shanghai Allied Cement, Ltd............      22,080         1,359
 *Shanghai Century Holdings, Ltd........   5,242,000       157,970
 *Shanghai Land Holdings, Ltd...........   1,464,000        64,769
                                            SHARES       VALUE
                                            ------       -----
 Shanghai Real Estates, Ltd.............     860,000  $     48,524
 Shaw Brothers Hong Kong, Ltd...........     237,000       234,018
 Shell Electric Manufacturing (Holdings)
   Co., Ltd.............................      95,792        11,547
 Shenyin Wanguo (Hong Kong), Ltd........     847,500        82,597
 *Shenzhen International Holdings,
   Ltd..................................   6,187,500       181,702
 *Shougang Concord Century Holdings,
   Ltd..................................   1,292,000        77,042
 *Shougang Concord Grand (Group),
   Ltd..................................   1,701,000       126,515
 *Shougang Concord International
   Enterprises Co., Ltd.................   4,166,000       157,598
 *Shougang Concord Technology Holdings,
   Ltd..................................   1,647,914       103,548
 Shui On Construction & Materials,
   Ltd..................................     282,000       157,307
 *Shun Ho Resources Holdings, Ltd.......     483,000         8,671
 *Shun Ho Technology Holdings, Ltd......   1,037,452        20,754
 *Shun Shing Holdings, Ltd..............   2,573,600       160,064
 Silver Grant International Industries,
   Ltd..................................   2,087,000       187,340
 *Sincere Co., Ltd......................     505,500        14,909
 Singamas Container Holdings, Ltd.......     838,000       357,310
 *Sino Foundations Holdings, Ltd........   1,692,000        45,131
 *Sinocan Holdings, Ltd.................     350,000         1,750
 *Sino-I.com, Ltd.......................  19,383,158       459,839
 Sinopec Kantons Holdings, Ltd..........     414,000        56,275
 *Skynet (International Group) Holdings,
   Ltd..................................     244,240           313
 *Solartech New Shares..................      49,600         1,406
 *Sound International, Ltd..............   3,931,200        37,305
 *South China Brokerage Co., Ltd........   4,872,000        17,493
 *South China Industries, Ltd...........   1,124,000        23,062
 Southeast Asia Properties & Finance,
   Ltd..................................     263,538        40,216
 Starlight International Holdings,
   Ltd..................................   5,245,170       119,726
 *Stelux Holdings International, Ltd....   1,307,702        33,539
 *Styland Holdings, Ltd.................     101,808           235
 Sun Hing Vision Group Holdings, Ltd....     206,000        75,287
 Sun Hung Kai & Co., Ltd................   2,048,600       262,704
 *Sun Innovation Holdings, Ltd..........   1,420,360         3,279
 *Sun Media Group Holdings, Ltd.........   9,814,000        42,789
 *Sunday Communications, Ltd............   4,441,000        93,967
 #Sunway International Holdings, Ltd....     866,000        32,205
 *Suwa International Holdings, Ltd......   1,062,000        38,132
 TCC International Holdings, Ltd........     678,000        72,163
 *Tack Hsin Holdings, Ltd...............     542,000         9,035
 Tai Cheung Holdings, Ltd...............   1,013,000       153,285
 Tai Fook Securities Group, Ltd.........     102,000        10,464
 Tai Sang Land Development, Ltd.........     471,984       107,735
 Tak Sing Alliance Holdings, Ltd........   2,909,865        86,197
 #Tan Chong International, Ltd..........     666,000        93,946
 *Termbray Industries International
   (Holdings), Ltd......................   2,304,900       112,317
 Tern Properties Co., Ltd...............      61,200         9,732
 *The Sun's Group, Ltd..................  17,004,000        21,805
 *Tian An China Investments Co., Ltd....   7,301,750       117,043
 Tian Teck Land, Ltd....................   1,098,000       229,509
 Tianjin Development Holdings, Ltd......     506,000       136,263
 *Tomorrow International Holdings,
   Ltd..................................     165,000        13,330
 *Top Form International, Ltd...........   1,586,000       211,517
 Tristate Holdings, Ltd.................     138,000        29,022

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE
                                            ------       -----
 Truly International Holdings, Ltd......   1,014,000  $    436,854
 Tungtex (Holdings) Co., Ltd............     788,000       257,677
 Tysan Holdings, Ltd....................   1,040,773        24,024
 *U-Cyber Technology Holdings, Ltd......     432,800        11,045
 USI Holdings, Ltd......................     928,999        84,583
 *United Power Investment, Ltd..........   1,664,000        16,004
 *Universal Holdings Ltd................   2,770,000         9,236
 *Universe International Holdings,
   Ltd..................................     382,226         5,784
 Van Shung Chong Holdings, Ltd..........     359,335        66,355
 *Vanda Systems & Communications
   Holdings, Ltd........................     644,000        33,034
 #Varitronix International, Ltd.........     267,025       203,741
 Veeko International Holdings, Ltd......   1,420,000        14,568
 Victory City International Holdings,
   Ltd..................................     503,681       172,778
 Vitasoy International Holdings, Ltd....   1,033,000       243,740
 Wah Ha Realty Co., Ltd.................     278,600        23,222
 *Wah Nam International.................      38,696           943
 Wai Kee Holdings, Ltd..................   1,265,738       120,112
 *Wang ON Group Ltd New.................      46,440         3,633
 Wellnet Holdings, Ltd..................   2,059,200       176,922
 *Winfoong International, Ltd...........   1,210,000        17,068
 Wing On Co. International, Ltd.........     565,000       311,549
 Wing Shan International, Ltd...........     896,000        43,087
 *Winsan China Investment Group, Ltd....   1,296,000        10,803
 Wong's International (Holdings), Ltd...     400,641        43,156
 *Wonson International Holdings, Ltd....   4,040,000        11,916
 World Houseware (Holdings), Ltd........     605,700        24,078
 *Xinao Gas Holdings, Ltd...............   1,094,000       343,711
 Y. T. Realty Group, Ltd................     965,000        43,312
 YGM Trading, Ltd.......................     228,000       106,718
 Yangtzekiang Garment Manufacturing Co.,
   Ltd..................................     405,000        70,113
 *Yanion International Holdings, Ltd....     118,000         7,263
 *Yaohan International Holdings, Ltd....     974,000             0
 *Yau Lee Holdings, Ltd.................     534,000        10,272
 *Yugang International, Ltd.............  11,916,000        55,010
 *Yunnan Enterprises Holdings, Ltd......     240,000        14,773
 *e-New Media Co., Ltd..................     320,000         7,099
 *eSun Holdings, Ltd....................     653,600        15,087
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $61,832,875)....................                29,606,808
                                                      ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Hong Kong Dollars
   (Cost $64,364).......................                    64,368
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants
   04/30/04.............................     207,250           266
 *Applied International Holdings, Ltd.
   Warrants 04/30/04....................     248,600           319
 *Climax International Co., Ltd.
   Warrants 02/08/04....................      59,200            76
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       661
                                                      ------------
TOTAL -- HONG KONG
  (Cost $61,897,239)....................                29,671,837
                                                      ------------
NEW ZEALAND -- (11.2%)
COMMON STOCKS -- (11.2%)
 *AFFCO Holdings, Ltd...................   1,207,650       148,474
                                            SHARES       VALUE
                                            ------       -----
 CDL Hotels NZ, Ltd.....................   1,243,344  $    203,817
 CDL Investments NZ, Ltd................     286,445        40,248
 Cavalier Corp., Ltd....................     249,212       700,328
 Colonial Motor Co., Ltd................      47,895        86,925
 *Cue Energy Resources NL...............     452,354        14,036
 DB Breweries, Ltd......................     312,589     1,277,381
 Ebos Group, Ltd........................      57,108       101,974
 *Evergreen Forests, Ltd................     323,301        94,639
 *Fletcher Challenge Forests, Ltd.......     475,200       319,938
 *Force Corp., Ltd......................      15,236        10,525
 Hallenstein Glassons Holdings, Ltd.....     206,438       356,536
 Hellaby Holdings, Ltd..................     179,079       470,741
 Horizon Energy Distribution, Ltd.......      40,420        88,030
 *Kingsgate International Corp., Ltd....     479,679        58,974
 *Met Lifecare, Ltd.....................     202,860       169,834
 #Michael Hill International, Ltd.......     137,246       369,614
 *New Zealand Oil & Gas, Ltd............     420,122        71,329
 New Zealand Refining Co., Ltd..........      62,819       608,668
 Northland Port Corp. (New Zealand),
   Ltd..................................     219,997       373,513
 Nuplex Industries, Ltd.................     221,948       487,275
 Owens Group, Ltd.......................     138,522        77,043
 *Pacific Retail Group, Ltd.............     194,156       250,072
 Port of Tauranga, Ltd..................     541,952     1,380,198
 Powerco, Ltd...........................     524,522       528,182
 *Provenco Group, Ltd...................     281,600        42,864
 Pyne Gould Guinness, Ltd...............     146,734       107,382
 Restaurant Brand New Zealand, Ltd......     354,703       286,573
 *Richina Pacific, Ltd..................     274,644        51,453
 *Ryman Healthcare Group, Ltd...........     300,000       323,169
 Sanford, Ltd...........................     340,412     1,016,404
 Scott Technology, Ltd..................      54,083        88,656
 *Seafresh Fisheries....................      80,520         1,320
 South Port New Zealand, Ltd............      30,744        27,359
 Steel & Tube Holdings, Ltd.............     303,825       640,350
 *Tasman Farms..........................     157,056             0
 Taylors Group, Ltd.....................      29,646        30,373
 Tourism Holdings, Ltd..................     222,252       148,334
 *Trans Tasman Properties, Ltd..........   1,921,308       348,698
 *#Tranz Rail Holdings, Ltd.............     674,271       367,121
 Trustpower, Ltd........................     282,000       802,374
 Waste Management NZ, Ltd...............     349,572       712,208
 Williams & Kettle, Ltd.................      38,372        88,737
 Wrightson, Ltd.........................     478,020       335,829
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $12,170,960)....................                13,707,498
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $2,196)........................                     2,213
                                                      ------------
TOTAL -- NEW ZEALAND
  (Cost $12,173,156)....................                13,709,711
                                                      ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Exergy, Inc.
   (Cost $0)............................       7,260             0
                                                      ------------
MALAYSIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Abrar Corp. Berhad....................      40,000         6,158
 *Autoways Holdings Berhad..............      10,000         3,395

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE
                                            ------       -----
 *Kuala Lumpur Industries Holdings
   Berhad...............................     138,000  $     17,976
 *MBF Holdings Berhad...................     111,414        14,806
 *Promet Berhad.........................   1,143,000        87,229
 *RNC Corp. Berhad......................      33,000         3,561
 *Rahman Hydraulic Tin Berhad...........     111,000        19,425
 *Rekapacific Berhad....................     473,000             0
 *Saship Holdings Berhad................     223,520        52,351
 *Tai Wah Garments Manufacturing Berhad
   (Foreign)............................      60,000         6,947
 *Wing Tiek Holdings Berhad.............      95,800        22,437
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $2,365,381).....................                   234,285
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *MBF Holdings Berhad Warrants 05/20/13
   (Cost $0)............................      22,282           850
                                                      ------------
TOTAL -- MALAYSIA
  (Cost $2,365,381).....................                   235,135
                                                      ------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Sansui Electric Co., Ltd.
   (Cost $25,906).......................     252,000        31,480
                                                      ------------

                                             FACE
                                            AMOUNT       VALUE
                                            ------       -----
                                            (000)
TEMPORARY CASH INVESTMENTS -- (7.4%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.05%, 07/01/03
   (Collateralized by $1,307,000 U.S.
   Treasury Notes 5.875%, 11/15/04,
   valued at $1,400,124) to be
   repurchased at $1,379,040............  $    1,379  $  1,379,000
 Repurchase agreements in a Pooled Cash
   Account, Mizuho Securities USA,
   1.15%, 07/01/03 (Collateralized by
   $7,014,000 U.S. Treasury Obligations,
   rates ranging from 1.625% to 13.25%,
   maturities ranging from 08/15/05 to
   11/15/28 valued at $7,767,052) to be
   repurchased at $7,767,300(.)
   (Cost $7,767,052)....................       7,767     7,767,052
                                                      ------------
TOTAL --
  (Cost $9,146,052).....................                 9,146,052
                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $171,144,259)++.................              $122,744,407
                                                      ============

--------------------

  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
 ++  The cost for federal income tax purposes is $171,446,626.
(.)  Includes $6,060,882 of securities on loan

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                                 JUNE 30, 2003

                                           SHARES       VALUE
                                           ------       -----
UNITED KINGDOM -- (99.0%)
COMMON STOCKS -- (99.0%)
 600 Group P.L.C........................   100,910   $     92,418
 AEA Technology P.L.C...................    30,774        111,721
 AGA Food Service Group P.L.C...........    38,000        127,921
 AIM Group P.L.C........................    32,063         46,296
 *API Group P.L.C.......................    51,500         62,463
 *ASW Holdings P.L.C....................   849,314         35,038
 Abacus Polar P.L.C.....................    75,000        289,604
 Abbeycrest P.L.C.......................    42,590         45,331
 Abbot Group P.L.C......................    92,595        250,587
 Aberdeen Asset Management P.L.C........   100,000         89,934
 Acal P.L.C.............................    13,671        128,589
 *Adam & Harvey Group P.L.C.............    10,500            347
 *Advanced Medical Solutions P.L.C......    29,802          4,365
 *Advanced Power Components, Ltd........    47,871          9,084
 Aggreko P.L.C..........................    74,000        150,198
 *Airflow Streamlines P.L.C.............    20,500         22,327
 Airsprung Furniture Group P.L.C........    58,000         69,389
 *Airtours P.L.C........................    24,000          7,426
 Alba P.L.C.............................   105,025        870,876
 Alexandra Workwear P.L.C...............    86,243        125,949
 Alexon Group P.L.C.....................    86,632        371,688
 Allen P.L.C............................    50,000        283,828
 Alpha Airports Group P.L.C.............   392,541        421,042
 Alphameric P.L.C.......................   172,688        145,331
 Alumasc Group P.L.C....................   100,245        226,626
 Alvis P.L.C............................   191,010        595,724
 Amberley Group P.L.C...................   200,000         42,904
 Amstrad P.L.C..........................   149,652        208,673
 *Anglesey Mining P.L.C.................    55,000          2,156
 Anglo Eastern Plantations P.L.C........    57,166        105,182
 *Anite Group P.L.C.....................   250,000        137,170
 *Antisoma P.L.C........................   163,333        120,613
 *Applied Optical Technologies P.L.C....    75,383         31,410
 *Arena Leisure P.L.C...................   350,516        120,020
 *Argonaut Games, Ltd...................   100,000         11,139
 *Arm Holdings P.L.C....................   127,000        140,413
 Arriva P.L.C...........................    37,770        217,364
 Ashtenne Holdings P.L.C................    50,000        220,710
 Austin Reed Group P.L.C................    68,999        163,958
 Autologic Holdings P.L.C...............    17,489         62,048
 Avesco P.L.C...........................    29,998         51,729
 Avis Europe P.L.C......................   164,720        255,506
 Avon Rubber P.L.C......................    25,041         75,412
 *Axis-Shield P.L.C.....................    58,284        173,121
 Axon Group P.L.C.......................    19,756         33,416
 *BNB Resources P.L.C...................    49,000         10,309
 BPP Holdings P.L.C.....................   106,500        511,411
 BSS Group P.L.C........................    47,905        416,995
 BWD Securities P.L.C...................    10,951         76,621
 Babcock International Group P.L.C......   310,464        591,726
 Baggeridge Brick P.L.C.................    98,000        168,993
 Bailey (Ben) Construction P.L.C........    26,000         94,175
 *Bailey (C.H.) P.L.C...................   109,500         10,842
 *Bailey (C.H.) P.L.C. Class B..........    10,000          4,043
 Barr (A.G.) P.L.C......................    43,000        386,716
                                           SHARES       VALUE
                                           ------       -----
 Beattie (James) P.L.C..................   132,247   $    295,701
 Bellway P.L.C..........................    93,000        875,520
 Bemrose Corp. P.L.C....................    50,375         34,498
 Benchmark Group P.L.C..................    36,513        103,333
 Bespak P.L.C...........................    55,918        352,948
 *Biocompatibles International P.L.C....    14,690         34,786
 Biotrace International P.L.C...........    75,000        146,658
 Birse Group P.L.C......................   421,901         93,988
 Black Arrow Group P.L.C................    56,500         56,407
 Blacks Leisure Group P.L.C.............    60,959        270,091
 *Blagden Industries P.L.C..............   131,092              0
 Blick P.L.C............................    68,555        229,082
 Bloomsbury Publishing P.L.C............    37,228        142,830
 Body Shop International P.L.C..........   194,000        281,716
 Bodycote International P.L.C...........    92,338        182,086
 *Boosey & Hawkes P.L.C.................    35,500         93,729
 Boot (Henry) & Sons P.L.C..............    47,000        244,307
 Bovis Homes Group P.L.C................    32,000        224,950
 *Bradstock Group P.L.C.................     5,200          3,389
 Brammer (H.) P.L.C.....................   119,123        196,573
 Brewin Dolphin Holdings P.L.C..........   219,762        195,828
 Bristol Water Holdings P.L.C...........    12,000        246,040
 Britannic P.L.C........................    51,300        206,554
 *British Biotech P.L.C.................    34,900         36,858
 British Polythene Industries P.L.C.....    56,740        293,999
 British Vita P.L.C.....................    57,600        250,455
 Brixton Estate P.L.C...................    68,200        239,713
 *Brown & Jackson P.L.C.................   296,819        453,065
 Brown (N) Group P.L.C..................    30,000         65,594
 *Bulmer (H.P.) Holdings P.L.C..........    60,500        332,950
 Burndene Investments P.L.C.............   175,001        228,137
 Burtonwood Brewery P.L.C...............    38,000        175,264
 Business Post Group P.L.C..............    56,000        379,802
 *CLS Holdings P.L.C....................   122,907        488,789
 CML Microsystems P.L.C.................    28,361         93,601
 Cadcentre Group P.L.C..................    10,000         68,482
 Caffyns P.L.C..........................     6,000         53,465
 *Cairn Energy P.L.C....................    60,206        307,488
 *Calluna P.L.C.........................    77,140              0
 *Cammell Laird Group P.L.C.............   256,158         25,362
 Capital & Regional Properties P.L.C....    26,165        130,609
 Capital Radio P.L.C....................    23,160        191,089
 *Carclo Engineering Group P.L.C........   100,463         62,997
 Care UK P.L.C..........................    64,835        188,300
 Carillion P.L.C........................    10,115         27,290
 *Carlisle Holdings, Ltd................     8,709         28,024
 Carpetright P.L.C......................   102,500      1,027,537
 *Carphone Warehouse Group P.L.C........   244,000        390,561
 Carr's Milling Industries P.L.C........    19,000         98,919
 Castings P.L.C.........................    79,000        233,350
 *Cenes Pharmaceuticals P.L.C...........   298,612         18,725
 Chamberlin & Hill P.L.C................    18,000         49,455
 Chapelthorpe P.L.C.....................   596,134        108,209
 Charles Taylor Group P.L.C.............    66,007        296,269
 *Charter P.L.C.........................    88,743         87,864
 Chelsfield P.L.C.......................    53,402        265,688
 Chemring Group P.L.C...................    49,000        272,492

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 Chime Communications P.L.C.............    71,838   $     28,451
 Chloride Group P.L.C...................   485,500        348,502
 Christie Group P.L.C...................    53,263         40,870
 Chrysalis Group P.L.C..................   268,082        906,878
 Churchill China P.L.C..................    30,000         71,782
 City Centre Restaurants P.L.C..........   174,871        193,339
 Clarkson (Horace) P.L.C................    44,733        191,924
 *Clinical Computing P.L.C..............    40,000         28,053
 Clinton Cards P.L.C....................   144,460        504,180
 Close Brothers Group P.L.C.............    10,000        106,848
 Colefax & Fowler Group P.L.C...........    60,000         74,257
 Collins Stewart Holdings P.L.C.........    31,538        218,580
 *Colt Telecom Group P.L.C..............   257,000        265,058
 Communisis P.L.C.......................   237,134        508,703
 Compel Group P.L.C.....................     5,000          5,899
 Computacenter P.L.C....................    51,000        298,762
 *Cookson Group P.L.C...................   529,068        213,897
 Coral Products P.L.C...................    50,000         44,967
 *Cordiant Communications Group
   P.L.C................................    85,000          3,822
 *Corporate Services Group P.L.C........   246,600         19,838
 Cosalt P.L.C...........................    30,700        163,379
 Countryside Property P.L.C.............    94,086        289,555
 Countrywide Assured Group P.L.C........   133,374        218,989
 Courts P.L.C...........................   110,722        427,540
 *Cox Insurance Holdings P.L.C..........   244,666        361,347
 Cranswick P.L.C........................    19,173        132,249
 Crest Nicholson P.L.C..................   267,250      1,009,905
 *Creston Land & Estates P.L.C..........     5,000          6,559
 Croda International P.L.C..............    59,635        254,384
 Cropper (James) P.L.C..................    22,000         68,614
 *Culver Holdings P.L.C.................       338             86
 *DCS Group P.L.C.......................    10,000          1,155
 DFS Furniture Co. P.L.C................    41,300        281,126
 DTZ Holdings P.L.C.....................   114,500        151,155
 Daejan Holdings P.L.C..................    25,000        581,683
 Dairy Crest Group P.L.C................    34,000        254,158
 *Dana Petroleum P.L.C., UK.............   500,000        119,637
 *Danka Business Systems P.L.C..........    15,000         14,480
 Dart Group P.L.C.......................    74,000        190,495
 Davis Service Group P.L.C..............    25,000        156,353
 *Dawson International P.L.C............   100,688         29,907
 De la Rue P.L.C........................    51,000        199,035
 DeVere Group P.L.C.....................    31,400        184,721
 Dechra Pharmaceiticals P.L.C...........    50,000         72,195
 Delta P.L.C............................   200,000        364,686
 Deltron Electronics P.L.C..............     8,621          9,887
 *Densitron International P.L.C.........    74,175         33,660
 Derwent Valley Holdings P.L.C..........    90,000        846,535
 Development Securities P.L.C...........    50,000        268,977
 Devro P.L.C............................   180,143        207,343
 Dewhurst P.L.C.........................     9,000         14,703
 Dewhurst P.L.C. Class A Non-Voting.....    15,500         19,823
 Diagonal P.L.C.........................    34,200         34,708
 *Dickinson Legg Group P.L.C............    11,935          5,908
 Dicom Group P.L.C......................    30,000        238,861
 *Dimension Data Holdings P.L.C.........    64,000         22,970
 Diploma P.L.C..........................    22,648        142,391
 Domestic & General Group P.L.C.........    17,223        142,814
 Domino Printing Sciences P.L.C.........   355,935      1,004,371
 Domnick Hunter Group P.L.C.............    30,000        166,584
 Dowding & Mills P.L.C..................   336,440         39,140
                                           SHARES       VALUE
                                           ------       -----
 EBC Group P.L.C........................    57,128   $    197,968
 East Surrey Holdings P.L.C.............    36,800        182,785
 *Easynet Group P.L.C...................    75,000        157,797
 *Edinburgh Fund Managers Group
   P.L.C................................    61,000         73,985
 *Eidos P.L.C...........................    55,300        124,562
 Eldridge Pope & Co. P.L.C..............    25,000         58,993
 Eleco Holdings P.L.C...................   104,685         51,824
 Electronic Data Processing P.L.C.......    55,200         77,426
 Electronics Boutique P.L.C.............   275,000        259,798
 *Emess P.L.C...........................   288,250         41,026
 Ennstone P.L.C.........................   295,323        193,714
 *Enodis P.L.C..........................   275,329        177,192
 Eurocopy P.L.C.........................    41,051         26,080
 Eurodis Electron P.L.C.................    87,500         52,702
 Euromoney Institutional Investors
   P.L.C................................    65,000        300,330
 European Colour P.L.C..................    82,090         35,220
 European Motor Holdings P.L.C..........   118,325        292,884
 *European Telecom P.L.C................     7,000            347
 *Evans of Leeds Contingent Units
   P.L.C................................    80,000              0
 Express Dairies P.L.C..................   731,005        461,402
 Expro International Group P.L.C........    54,966        260,771
 *FII Group P.L.C.......................    41,166          5,604
 FKI P.L.C..............................   128,000        168,449
 Fenner P.L.C...........................    92,146        105,679
 *Ferguson International Holdings
   P.L.C................................    89,105         51,463
 Ferraris Group P.L.C...................     9,600         17,901
 *Fibernet Group P.L.C..................    45,339         38,905
 Filtronic P.L.C........................     4,138          8,774
 Financial Objects P.L.C................     7,000          3,581
 Fine Art Developments P.L.C............   142,288        615,173
 First Choice Holidays P.L.C............   147,863        274,498
 First Technology P.L.C.................   117,111        458,975
 Fisher (Albert) Group P.L.C............    76,000        232,640
 Forminster P.L.C.......................    43,333         18,592
 Forth Ports P.L.C......................   138,585      2,075,345
 Fortress Holdings P.L.C................   120,728         53,292
 *Foster (John) & Son P.L.C.............    27,500          4,878
 Freeport Leisure P.L.C.................    25,814        139,719
 French Connection Group P.L.C..........    25,000        508,457
 *Friendly Hotels P.L.C.................    51,533         30,614
 Friends, Ivory & Sime P.L.C............    60,039        194,681
 Fuller, Smith & Turner P.L.C.
   Series A.............................    20,000        174,917
 Fulmar P.L.C...........................   107,500        144,575
 *Future Network P.L.C..................   315,000        324,876
 GWR Group P.L.C........................    49,700        179,199
 Galliford P.L.C........................   517,870        258,508
 Games Workshop Group P.L.C.............    13,289        128,066
 *Gaming International P.L.C............    14,000          8,894
 *Gardner Group P.L.C...................    26,923          2,555
 *Garton Engineering P.L.C..............    10,248          6,342
 *Gaskell P.L.C.........................    36,000          8,020
 *Gearhouse Group P.L.C.................    25,000         11,964
 Geest P.L.C............................    73,475        572,281
 Gibbs & Dandy P.L.C....................     4,500         34,901
 Gleeson (M.J.) Group P.L.C.............    22,471        417,160
 *Glotel P.L.C..........................    15,300         15,022
 Go-Ahead Group P.L.C...................    40,000        488,449

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 Goldshield Group P.L.C.................    14,400   $     32,673
 Gowrings P.L.C.........................     5,000          4,497
 Grainger Trust, Ltd....................    22,000        392,079
 Greene King P.L.C......................    19,162        248,695
 *Greenwich Resources P.L.C.............   438,664         10,858
 Greggs P.L.C...........................    26,000      1,330,033
 Guiness Peat Group P.L.C...............   176,171        164,252
 *Gyrus Group P.L.C.....................    30,072         98,007
 Haden Maclellan Holdings P.L.C.........   301,224        177,702
 Halma P.L.C............................   102,000        227,228
 Halstead (James) Group P.L.C...........    52,208        248,117
 Hamley's P.L.C.........................    47,500        182,240
 *Hampson Industries P.L.C..............   105,886         17,473
 *Hampton Trust P.L.C...................   232,050         14,360
 Hanover International P.L.C............    12,337         22,292
 Hardys & Hansons P.L.C.................    48,000        316,040
 *Hartstone Group P.L.C.................   240,263          4,708
 *Harvey Nash Group P.L.C...............   183,750        101,578
 Havelock Europa P.L.C..................    27,660         38,341
 *Hawtin P.L.C..........................   196,500         29,183
 Haynes Publishing Group P.L.C..........    14,703         58,230
 Headlam Group P.L.C....................   152,974        719,432
 Heath (Samuel) & Sons P.L.C............     7,500         39,295
 Helical Bar P.L.C......................    35,000        392,739
 Helphire Group P.L.C...................   134,600        484,205
 Henlys Group P.L.C.....................     8,303          8,495
 Heywood Williams Group P.L.C...........   140,400        312,772
 Highbury House Communications P.L.C....   439,166        161,245
 *High-Point P.L.C......................    57,510          3,084
 Hill & Smith Holdings P.L.C............    86,850        128,985
 Hiscox P.L.C...........................   136,500        363,775
 Hit Entertainment P.L.C................   119,691        486,862
 Hitachi Credit (UK) P.L.C..............    53,912        136,559
 Holidaybreak P.L.C.....................    92,974        853,029
 Holmes Place P.L.C.....................    56,067         22,667
 *Horace Small Apparel P.L.C............   137,500         13,330
 House of Fraser P.L.C..................   325,000        489,377
 Hunting P.L.C..........................   223,174        429,039
 Huntleigh Technology P.L.C.............    24,925        111,669
 *Huntsworth P.L.C......................   108,000         16,708
 *Hyder Consulting P.L.C................    16,308         25,565
 *IAF Group P.L.C.......................    30,000          2,970
 IG Group P.L.C.........................    50,000        195,132
 *IMS Group P.L.C.......................    75,000          5,569
 *IQE P.L.C.............................   132,400         12,016
 *Ids Group P.L.C.......................    23,000          8,729
 *Imagination Technologies Group
   P.L.C................................   189,698        175,298
 Incepta Group P.L.C....................   356,014         89,591
 Inchcape P.L.C.........................    20,000        323,597
 *Industrial & Commercial Holdings
   P.L.C................................     5,000            124
 Informa Group P.L.C....................    37,229        145,291
 *Intec Telecom Systems P.L.C...........   100,000         42,079
 Intelek P.L.C..........................    99,880         17,306
 *Interx P.L.C..........................    20,000          3,218
 Intserve P.L.C.........................   144,534        541,406
 *Inveresk P.L.C........................   150,000         41,460
 *Irevolution Group P.L.C...............     5,000            124
 Isoft Group P.L.C......................     7,540         37,202
 Isotron P.L.C..........................    50,325        251,210
                                           SHARES       VALUE
                                           ------       -----
 Ite Group P.L.C........................   247,186   $    158,060
 Itnet P.L.C............................    36,278        140,083
 J.& J. Dyson P.L.C.....................    42,750        149,907
 JJB Sports P.L.C.......................    65,000        207,013
 JKX Oil and Gas P.L.C..................   220,533         95,528
 Jarvis Hotels P.L.C....................   215,318        417,490
 Jarvis P.L.C...........................   193,379      1,137,617
 *Jarvis Porter Group P.L.C.............    99,894         27,199
 John David Sports P.L.C................   114,500        326,873
 Johnson Group Cleaners P.L.C...........   125,535        688,785
 Johnston Group P.L.C...................    26,000        135,149
 Joseph (Leopold) Holdings P.L.C........    14,000        145,545
 *K S Biomedix Holdings P.L.C...........    94,500         19,103
 KBC Advanced Technologies P.L.C........    25,000         17,533
 *Kalamazoo Computer Group P.L.C........    56,120          2,547
 Keller Group P.L.C.....................   110,000        416,584
 Kensington Group P.L.C.................    45,000        200,495
 *Kewill Systems P.L.C..................    10,000          8,168
 Kidde P.L.C............................   232,000        325,413
 Kier Group P.L.C.......................    11,293         93,642
 Kiln P.L.C.............................   200,000        290,429
 Kleeneze P.L.C.........................    84,300        132,153
 *Knowledge Support Systems Group
   P.L.C................................    25,000          7,219
 Laing (John) P.L.C.....................   275,961        767,317
 Laird Group P.L.C......................    31,700        105,144
 Lambert Howarth Group P.L.C............    25,200         75,891
 *Laura Ashley Holdings P.L.C...........   623,937         86,229
 Lavendon Group P.L.C...................    50,092        108,285
 *Leeds Sporting P.L.C..................    66,000          3,676
 *Leicester City P.L.C..................   100,000         12,789
 Lincat Group P.L.C.....................    19,000        102,681
 Linton Park P.L.C......................    39,000        271,262
 Linx Printing Technologies P.L.C.......    27,000        127,648
 Litho Supplies P.L.C...................    20,000         12,376
 Logicacmg P.L.C........................    14,963         35,370
 London Bridge Software Holdings
   P.L.C................................   157,269        112,891
 *London Clubs International P.L.C......   144,646         67,430
 *London Forfeiting Co. P.L.C...........    12,000          5,198
 London Merchant Securities P.L.C.......    68,000        145,314
 London Scottish Bank P.L.C.............   263,000        557,682
 Lookers P.L.C..........................    53,160        186,849
 *Lorien P.L.C..........................    60,000         60,396
 Low & Bonar P.L.C......................    95,000        112,871
 *Lowe (Robert H.) & Co. P.L.C..........   251,985          6,757
 Luminar P.L.C..........................     3,000         22,525
 *M.L. Laboratories P.L.C...............    51,042         20,004
 *MDIS Group P.L.C......................   342,029        156,622
 MFI Furniture Group P.L.C..............    60,855        168,205
 MMT Computing P.L.C....................     3,000          4,777
 MS International P.L.C.................    71,500         41,295
 MSB International P.L.C................    16,000         16,370
 MacDonald Hotels P.L.C.................    45,500        174,567
 MacFarlane Group Clansman P.L.C........   228,287         97,945
 Macro 4 P.L.C..........................    42,500         50,495
 Maiden Group P.L.C.....................    16,800         65,148
 Mallett P.L.C..........................    24,837         91,807
 Manchester United P.L.C................    72,000        172,277
 Manganese Bronze Holdings P.L.C........    32,184         35,317
 *Marlborough Stirling P.L.C............   150,000         66,832
 Marshalls P.L.C........................   225,800      1,000,450

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CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 *Martin International Holdings P.L.C...   135,800   $     32,493
 *Marylebone Warwick Balfour Group
   P.L.C................................    73,345         72,921
 Mayflower Corp. P.L.C..................   550,636        174,913
 McAlpine (Alfred) P.L.C................   196,111        899,651
 McBride P.L.C..........................    10,000         15,677
 McCarthy & Stone P.L.C.................   194,968      1,579,691
 McKay Securities P.L.C.................    68,500        194,988
 McLeod Russel Holdings P.L.C...........    74,524         33,204
 *Medical Solutions P.L.C...............   126,658         48,594
 *Medisys P.L.C.........................   150,134         42,736
 Meggitt P.L.C..........................    82,325        268,983
 Mentmore Abbey P.L.C...................   236,561        288,870
 Menzies (John) P.L.C...................    57,314        317,781
 *Merant P.L.C..........................   172,500        378,589
 Merchant Retail Group P.L.C............   185,666        451,144
 Merrydown P.L.C........................    59,927         73,178
 Mersey Docks & Harbour Co. P.L.C.......    23,230        212,175
 Metal Bulletin P.L.C...................    95,500        245,842
 Metalrax Group P.L.C...................   358,740        476,544
 Mice Group P.L.C.......................   139,909        160,457
 Michael Page International P.L.C.......   101,000        184,167
 *Microgen Holdings P.L.C...............    45,816         35,912
 Millennium and Copthorne Hotels
   P.L.C................................    79,000        311,568
 Minerva P.L.C..........................    23,000         66,988
 Mitie Group P.L.C......................   500,000        961,221
 Molins P.L.C...........................    68,000        373,102
 Monsoon P.L.C..........................    71,000        141,180
 Morse P.L.C............................    36,866         79,390
 Moss Brothers Group P.L.C..............   163,400        159,086
 Mowlem (John) & Co. P.L.C..............   337,236        904,304
 Mtl Instruments Group P.L.C............     4,348          9,865
 Mucklow (A & J) Group P.L.C............   175,000        721,947
 NHP P.L.C..............................   171,875        322,620
 *NSB Retail P.L.C......................   300,000         37,748
 *NXT P.L.C.............................    22,446         35,188
 National Express Group P.L.C...........    25,000        234,323
 Nestor Healthcare Group P.L.C..........   180,200        813,279
 New Look Group P.L.C...................   104,863        447,312
 Newcastle United P.L.C.................   148,923         94,613
 Nichols (J.N.) (Vimto) P.L.C...........    66,550        130,135
 Nord Anglia Education P.L.C............     5,000         13,201
 Northamber P.L.C.......................    75,888         75,137
 Northgate P.L.C........................   118,200      1,019,134
 Novar P.L.C............................   125,352        253,393
 *OEM P.L.C.............................    12,000          7,228
 *OM2000 P.L.C..........................    41,440              0
 Ocean Wilson Holdings, Ltd.............    84,250        135,551
 Ockham Holdings P.L.C..................   204,751        155,422
 *Orbis P.L.C...........................   142,859          6,483
 *Osborne & Little P.L.C................    11,200         30,495
 Ottakar's P.L.C........................    30,000        125,000
 Owen (H.R.) P.L.C......................    30,000         75,000
 *Oxford Biomedica, Ltd.................    75,000         18,255
 Oxford Instruments P.L.C...............    43,051        114,376
 PHS Group P.L.C........................   160,000        200,660
 *PPL Therapeutics P.L.C................    43,529          4,130
 PSD Group P.L.C........................    43,500        127,413
 Pace Micro Technology P.L.C............   292,500        229,270
 Paladin Resources P.L.C................   342,500        438,016
 Paragon Group of Companies P.L.C.......    47,000        218,325
                                           SHARES       VALUE
                                           ------       -----
 Parity Group P.L.C.....................   128,750   $     23,902
 Park Food Group P.L.C..................   291,600        110,673
 *Partridge Fine Arts P.L.C.............    58,000         67,954
 Paterson Zochonis P.L.C................    22,000        304,950
 Pendragon P.L.C........................    95,750        629,643
 Penna Consulting P.L.C.................    33,000         68,342
 *Peptide Therapeutics Group P.L.C......    35,000        210,809
 Peterhouse Group P.L.C.................    85,427        396,122
 *Pharmagene P.L.C......................   160,000        113,531
 *Photo-Me International P.L.C..........   142,620        138,854
 *Phytopharm P.L.C......................    32,600        131,799
 Pic International Group P.L.C..........   492,975        382,340
 Pillar Property P.L.C..................    41,800        296,946
 Pittards P.L.C.........................    60,985         52,834
 PizzaExpress P.L.C.....................    15,000         96,411
 Planit Holdings P.L.C..................   235,000         91,130
 *Plantation & General Investment
   P.L.C................................    70,623         19,229
 *Plasmon P.L.C.........................   100,000        214,521
 Portmeirion Potteries (Holdings)
   P.L.C................................    22,856         64,117
 Porvair P.L.C..........................    62,000        166,254
 *Powderject Pharmaceuticals P.L.C......    44,500        402,042
 Premier Farnell P.L.C..................    18,000         59,406
 *Premier Oil P.L.C.....................   436,488        225,087
 *Pressac Holdings P.L.C................    78,129         26,430
 *Probus Estates P.L.C..................    83,333          1,650
 *Property Partnerships P.L.C...........    10,000          8,581
 *Protherics P.L.C......................   506,828        188,179
 Proudfoot P.L.C........................   310,972        225,788
 *Provalis P.L.C........................   375,538         52,674
 *Psion P.L.C...........................   165,200        177,876
 *QSP Group P.L.C.......................    31,250          3,610
 *Queens Moat Houses P.L.C..............   159,000         26,894
 Quintain Estates & Development
   P.L.C................................   108,350        560,523
 *Qxl Ricardo P.L.C.....................       130            257
 RAC P.L.C..............................    32,700        289,228
 RJB Mining P.L.C.......................    16,000         22,310
 RM P.L.C...............................    45,490         71,688
 *RMS Communications P.L.C..............    15,000              0
 RPC Group P.L.C........................    43,400        140,728
 RPS Group P.L.C........................   192,594        443,348
 Radamec Group P.L.C....................    35,000         24,835
 Radstone Technology P.L.C..............    35,000        147,855
 Ransom (William) & Son P.L.C...........    30,000         19,059
 Redrow Group P.L.C.....................   114,566        564,323
 *Redstone P.L.C........................    14,870          2,484
 *Reece P.L.C...........................   283,750          3,512
 Reed Health Group P.L.C................   155,333        224,284
 Reg Vardy P.L.C........................   103,597        715,435
 Regent Inns P.L.C......................   152,632        177,567
 Reliance Security Group P.L.C..........     9,000         71,287
 Renishaw P.L.C.........................   146,806      1,071,974
 Renold P.L.C...........................   144,000        179,406
 Ricardo Group P.L.C....................    94,709        582,163
 *Richmond Oil & Gas P.L.C..............   220,000              0
 *Rodime P.L.C..........................   435,000        114,851
 Roseby's P.L.C.........................    45,692         96,888
 Rotork P.L.C...........................   182,787        960,687
 *Roxboro Group P.L.C...................     9,304         33,549
 *Roxboro Group P.L.C...................    17,586         21,910

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CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 *Roxspur P.L.C.........................    45,958   $      2,465
 *Royal Doulton P.L.C...................   240,000         12,376
 Royalblue Group P.L.C..................    47,200        274,554
 Rutland Trust P.L.C....................   174,255         94,891
 S & U P.L.C............................    21,140        143,026
 SCS Upholstery P.L.C...................    29,000        110,066
 SFI Group P.L.C........................    26,713         13,665
 SHL Group P.L.C........................    41,650         40,207
 SIG P.L.C..............................   103,200        431,703
 *SLG Realisations P.L.C................   207,000            478
 *SMG P.L.C.............................    50,000         68,894
 *Safeland P.L.C........................    25,000         20,627
 Salvesen (Christian) P.L.C.............   183,157        163,209
 Sanctuary Group P.L.C..................   320,000        234,983
 Sanderson Bramall Motor Group P.L.C....    68,166        456,690
 Savills P.L.C..........................   104,000        289,175
 Scapa Group P.L.C......................    44,337         18,657
 *Scipher P.L.C.........................    34,563          4,705
 Scottish Radio Holdings P.L.C..........    17,200        239,125
 Secure Trust Group P.L.C...............    27,118        215,915
 *Securicor P.L.C.......................   175,000        215,140
 Seibe P.L.C............................   489,000        165,421
 Selfridges P.L.C.......................    85,000        552,640
 Senior P.L.C...........................   122,900         60,842
 Serco Group P.L.C......................    77,540        204,726
 *Servicepower Technologies P.L.C.......   150,000         42,079
 Seton Healthcare Group P.L.C...........    45,000        218,317
 Severfield-Rowan P.L.C.................    20,000         97,360
 Shaftesbury P.L.C......................   137,500        469,678
 Shanks & McEwan Group P.L.C............    92,900        165,564
 Sherwood International, Ltd............    16,674         35,494
 Shiloh P.L.C...........................    14,500         38,643
 *ShopRite Group P.L.C..................   204,780         34,637
 Silentnight Holdings P.L.C.............    84,300        160,671
 Simon Engineering P.L.C................   348,089        166,577
 Sinclair (William) Holdings P.L.C......    53,000         61,221
 Sindall (William) P.L.C................    66,000        307,673
 Sirdar P.L.C...........................    41,600         45,650
 *Skillsgroup P.L.C.....................    79,475          9,508
 *Skyepharma P.L.C......................   164,000        188,086
 Smart (J.) & Co. (Contractors) P.L.C...    22,500        157,797
 Smith (David S.) Holdings P.L.C........    90,000        244,307
 *Soco International P.L.C..............    59,000        344,167
 Somerfield P.L.C.......................   138,000        287,500
 South Staff Water Holdings P.L.C.......   108,000        837,624
 Southampton Leisure Holdings P.L.C.....    19,615         10,196
 Spectris P.L.C.........................    34,630        236,010
 Spirax-Sarco Engineering P.L.C.........    91,811        722,671
 Spirent P.L.C..........................    49,137         21,285
 *Sportsworld Media Group P.L.C.........    26,049          2,257
 Spring Group P.L.C.....................   169,495        190,192
 *Springwood P.L.C......................    37,500         11,448
 St. Ives P.L.C.........................    30,000        191,832
 St. Modwen Properties P.L.C............    50,000        151,403
 Staffware P.L.C........................    12,000         72,772
 Stagecoach Holdings P.L.C..............   452,276        462,725
 Stanley (Charles) Group P.L.C..........    76,800        196,436
 Stanley Leisure Organisation P.L.C.....   221,258      1,164,708
 Sterling Publishing Group P.L.C........    75,298         14,289
 Stirling Group P.L.C...................   193,011         63,700
 *Stylo P.L.C...........................    64,096         42,836
                                           SHARES       VALUE
                                           ------       -----
 *Superscape P.L.C......................    14,621   $      3,378
 Swallowfield P.L.C.....................    15,000         17,203
 Syltone P.L.C..........................    50,400        104,376
 *Synstar P.L.C.........................   143,000        146,304
 TT Group P.L.C.........................    28,080         58,848
 *Tadpole Technology P.L.C..............   109,090         13,726
 *Tandem Group P.L.C....................   327,365              0
 Tarsus Group P.L.C.....................    34,855         30,484
 Taylor & Francis Group P.L.C...........    24,600        192,822
 Taylor Nelson AGB P.L.C................   109,000        302,178
 Ted Baker P.L.C........................    38,800        174,472
 Telemetrix P.L.C.......................   165,708        181,841
 *Telme.com P.L.C.......................   250,000         81,477
 *Telspec P.L.C.........................    25,000          7,632
 *Terence Chapman Group P.L.C...........    62,500         12,376
 Tex Holdings P.L.C.....................    14,000         19,868
 *The Innovation Group P.L.C............   940,000        205,528
 The Malcolm Group P.L.C................   109,377        131,758
 The Television Corp. P.L.C.............    66,330        100,152
 Thistle Hotels P.L.C...................   140,000        302,063
 Thorntons P.L.C........................   158,000        305,049
 Thorpe (F.W.) P.L.C....................    24,000         55,446
 Tibbett & Britten Group P.L.C..........    86,123        714,139
 Tinsley (Eliza) Group P.L.C............    19,844          9,824
 Topps Tiles P.L.C......................    69,690        428,375
 Tops Estates P.L.C.....................    30,088        105,258
 Torex P.L.C............................    73,041        605,662
 *Torotrak P.L.C........................    99,193         67,111
 *Tottenham Hotspur P.L.C...............   150,000         48,267
 Town Centre Securities (New) P.L.C.....   142,137        343,615
 *Trace Computers P.L.C.................    33,552         26,853
 Transport Development Group P.L.C......    19,782         60,391
 Trifast P.L.C..........................   135,388        145,218
 *Tullow Oil P.L.C......................    17,850         23,712
 Ulster Television, Ltd.................   115,602        596,132
 Ultra Electronics Holdings P.L.C.......    49,745        421,519
 Ultraframe P.L.C.......................    37,200        165,743
 Umeco P.L.C............................    18,250         85,829
 Uniq P.L.C.............................    20,000         57,591
 Unite Group P.L.C......................   103,051        268,681
 Universal Salvage P.L.C................    14,255         31,756
 VT Group P.L.C.........................    93,375        371,343
 *Vanguard Medica Group P.L.C...........    22,392         16,628
 *Vega Group P.L.C......................    32,300         35,978
 *Vert (Jacques) P.L.C..................    45,000         14,480
 Vibroplant P.L.C.......................    83,100        146,042
 Victoria Carpet Holdings P.L.C.........    12,000         45,545
 Victrex P.L.C..........................    96,254        508,272
 Vitec Group P.L.C......................    15,242         80,863
 *Vocalis Group P.L.C...................    16,000            627
 *Volex Group P.L.C.....................    58,801         69,863
 WSP Group P.L.C........................    90,000        141,089
 Wagon Industrial Holdings P.L.C........    65,292        138,988
 *Walker Greenbank P.L.C................    53,105          9,640
 Warner Estate Holdings P.L.C...........    70,000        430,281
 Waste Recycling Group P.L.C............    28,000        122,211
 *Waterdorm P.L.C.......................   105,000              0
 Waterman Partnership Holdings P.L.C....    74,473         65,133
 Watermark Group P.L.C..................    50,000         78,383
 *Waverly Mining Finance P.L.C..........    42,500          6,137
 Weir Group P.L.C.......................    56,236        216,685

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 Wellington Holdings P.L.C..............     9,000   $     12,401
 Wembley P.L.C..........................     6,053         62,228
 Westbury P.L.C.........................   202,522      1,239,862
 *Weston Medical Group P.L.C............    50,200          2,071
 Wetherspoon (J.D.) P.L.C...............    59,358        229,204
 Whatman P.L.C..........................   241,935        413,206
 White Young Green P.L.C................    39,000         98,144
 Whitehead Mann Group P.L.C.............    95,000        266,502
 *Whittard of Chelsea P.L.C.............    30,000         61,386
 *Wiggins Group P.L.C...................  1,148,266       101,847
 Wilmington Group P.L.C.................    28,692         44,269
 Wilshaw P.L.C..........................   198,409         69,574
 Wilson (Connolly) Holdings P.L.C.......    69,000        212,351
 Wilson Bowden P.L.C....................     7,000        111,411
 Wintrust P.L.C.........................    22,500        159,653
 Wolverhampton & Dudley Breweries
   P.L.C................................    78,873        886,996
 Woolworths Group P.L.C.................   393,559        243,539
 *Worthington Group P.L.C...............   102,653          5,294
 Wyevale Garden Centres P.L.C...........    48,578        298,602
 Wyndeham Press Group P.L.C.............    73,066        155,537
 *XAAR P.L.C............................    18,405          8,808
 XANSA P.L.C............................    16,320         23,295
 *Xenova Group P.L.C....................   145,714         29,455
 Yates Brothers Wine Lodges P.L.C.......    23,915         32,952
 *Yorkshire Group P.L.C.................    82,504         10,551
 Young & Co's Brewery P.L.C.............    10,000        111,386
 Young & Co's Brewery P.L.C. Class A....     5,234         69,096
 Yule Catto & Co. P.L.C.................    55,732        343,957
 *Zetters Group P.L.C...................    34,486         66,582
 Zotefoams P.L.C........................    62,000         86,964
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $101,079,360)...................              118,134,751
                                                     ------------
                                           SHARES       VALUE
                                           ------       -----
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $52,316).......................             $     36,210
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 03/31/04......     1,000              0
 *Letter of Entitlements -- Audemars
   Piguet...............................    90,242              0
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                        0
                                                     ------------
TOTAL -- UNITED KINGDOM
  (Cost $101,131,676)...................              118,170,961
                                                     ------------

                                            FACE
                                           AMOUNT@
                                           -------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.05%, 07/01/03
   (Collateralized by $1,207,000 U.S.
   Treasury Notes 2.25%, 07/31/04,
   valued at $1,232,649) to be
   repurchased at $1,214,035
   (Cost $1,214,000)....................  $  1,214      1,214,000
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $102,345,676)++.................             $119,384,961
                                                     ============

--------------------

  @  Denominated in local currency.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $102,356,809.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                                 JUNE 30, 2003

                                           SHARES       VALUE
                                           ------       -----
FRANCE -- (13.8%)
COMMON STOCKS -- (13.8%)
 *Algeco SA.............................      1,200  $     98,183
 #*Alstom SA............................     78,800       271,468
 *Alten SA..............................      6,000        52,709
 #Altran Technologies SA................     26,200       232,569
 Apem SA................................      1,000        47,312
 April Group SA.........................      9,600       134,714
 Arkopharma.............................      1,200        60,770
 Assystem SA............................      2,657        76,279
 *Baccarat SA...........................      1,090       106,394
 *Bacou-Dalloz..........................      2,585       253,210
 Bail-Investissement (Societe
   Immobiliere pour le Commerce &
   l'Industrie).........................      2,367       385,974
 Bains de Mer et du Cercle des Etrangers
   a Monaco.............................      4,615       855,886
 Beneteau SA............................      4,700       178,108
 *Berger Levrault SA....................        476        43,346
 *Boiron SA.............................      3,800       329,023
 Bonduelle SA...........................      1,900       151,639
 Bongrain SA............................      3,700       161,457
 Brioche Pasquier SA....................      5,200       256,590
 Buffalo Grill SA.......................      1,028         8,594
 Burelle SA.............................      4,030       324,873
 *Business Objects SA...................     16,500       367,964
 CEGID SA...............................      4,500       225,563
 *CS Communication et Systemes..........      4,983        43,546
 Carbone Lorraine.......................     33,245       902,878
 Cegedim SA.............................      6,400       291,036
 Cie Financiere Pour La Location
   D'Immeubles Industriels & Commerciaux
   Sa...................................      6,400       233,343
 Cie Francaise des Ferrailles...........     10,576       636,999
 Cie Industrielle et Financiere
   d'Ingenierie SA Ingenico.............     61,820       628,976
 *Clarins SA............................      6,600       309,453
 #*Club Mediterranee SA.................      4,600       147,220
 *Consortium International de Diffusion
   et de Representation Sante...........        600         8,544
 Credit Foncier et Communal d'Alsace et
   de Lorraine..........................        840       244,046
 *DMC (Dollfus Mieg et Cie).............      3,100        17,728
 *Damartex SA...........................     22,900       305,046
 *Delachaux SA..........................        300        22,823
 Deveaux SA.............................      1,040        90,825
 Didot-Bottin...........................      1,620       146,500
 *Dynaction SA..........................     10,660       278,490
 Eiffage SA.............................      3,825       359,519
 Electricite de Strasbourg..............     23,784     2,048,414
 Elior..................................     31,628       203,391
 *Emprunt Conjoint de Banque du Batiment
   et des Travaux Publics et de
   Financiere de Gestion et
   d'Investissement SA..................     29,814             0
 Entenial SA............................      2,800       116,075
 Esso SA................................      3,200       323,925
                                           SHARES       VALUE
                                           ------       -----
 Etam Developpement SA..................      3,100  $     81,877
 Euler-Hermes SA........................     12,291       374,029
 #*Euro Disney SCA......................    253,400       171,684
 Evialis SA.............................        400        11,483
 Exel Industries SA.....................        600        26,182
 Explosifs et de Produits Chimiques.....        524       120,948
 #Faurecia SA...........................      6,500       432,925
 Fimalac SA.............................    106,937     2,947,208
 *Fininfo SA............................      9,760       173,609
 Fleury Michon SA.......................        900        32,039
 Fonciere Lyonnaise SA..................      9,596       336,095
 France-Africaine de Recherches
   Petrolieres (Francarep)..............      4,250       293,804
 *GCI (Groupe Chatellier Industrie SA)..      7,258           833
 GFI Informatique SA....................     23,400       119,040
 *Gantois Series A......................        647        34,920
 Gascogne SA............................      6,472       531,393
 #*Gaumont..............................     14,607       687,895
 #*Generale de Geophysique SA...........     20,770       473,206
 *Generale de Sante.....................      9,300       110,534
 Generale Location SA...................      9,000       147,172
 Generali France SA.....................      2,992     1,425,874
 *Geodis SA.............................        800        27,101
 Gevelot................................      3,584       178,620
 Gifi...................................      1,600        76,066
 Grands Moulins de Strasbourg...........        110        44,085
 Grandvision SA.........................      7,000       144,691
 Groupe Bourbon SA......................      1,600       120,989
 Groupe Crit............................      2,000        29,512
 Groupe Guillin SA......................      1,200        74,482
 *Groupe Steria.........................      3,400        67,350
 *Guitel................................        116           786
 Guyenne et Gascogne SA.................     26,000     2,430,353
 Havas SA...............................     62,300       278,297
 Hoteliere Lutetia Concorde.............      2,505       342,603
 Hotels et Casinos de Deauville.........      2,055       611,200
 Hyparlo SA.............................      1,836        64,284
 IDSUD..................................        614        14,102
 IMS International Metal Service SA.....     12,630        73,968
 Industrielle et Financiere d'Entreprise
   SA...................................        300        32,728
 #*Infogrames Entertainment SA..........     22,000       131,118
 *Informatique et Realite SA............      2,643         2,155
 Ipsos SA...............................      1,800       111,722
 Kaufman et Broad SA....................      2,600        63,595
 Laurent-Perrier........................      1,400        43,649
 *Lectra Systemes SA....................     19,192       107,991
 Legris Industries SA...................      9,350       206,687
 Lisi SA................................      6,845       183,305
 *MRM...................................      1,424        24,529
 Manitou SA.............................     11,092       726,033
 Manutan International SA...............      1,300        44,785
 *Marionnaud Parfumeries Retails
   Perfumes.............................      3,771       117,354
 *Matussiere et Forest SA...............     13,600        78,244
 *Metaleurop SA.........................     35,449        21,982
 Montupet SA............................     32,450       541,442

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 *NAF NAF SA............................      4,200  $    105,625
 *Neopost SA............................      7,200       305,919
 Norbert Dentressangle..................      6,320       174,036
 Nord Est SA............................     21,507       940,971
 PSB Industries SA......................      1,240       126,731
 #*Penauille Polyservices SA............     10,200       152,270
 Pierre & Vacances......................      2,000       119,887
 Pinguely-Haulotte SA...................     25,000       119,141
 Plastic Omnium SA......................     15,423       487,050
 Prosodie SA............................        900        16,174
 *Radiall SA............................      1,340        61,551
 Robertet SA............................      1,076       101,444
 Rodriguez Group SA.....................      3,000       163,811
 Rougier SA.............................      2,040       131,187
 Rue Imperiale..........................     14,432     2,081,554
 SDR de Bretagne SA.....................        714        20,744
 SEB SA Prime Fidelite 2002.............      3,000       264,234
 SILIC (Societe Immobiliere de Location
   pour L'industrie et le Commerce).....     12,256       591,112
 #SR Teleperformance....................     90,928     1,346,973
 *Sabate SA.............................     16,900        59,579
 Sabeton................................     13,500       155,026
 Samse SA...............................      4,400       429,480
 Sechilienne-Sidec......................      2,200       222,067
 Securidev SA...........................      1,500        14,641
 Selectibail............................      7,100       147,574
 Sidergie SA............................      8,000        97,380
 Skis Rossignol SA......................     41,668       547,394
 Smoby SA...............................        500        21,819
 Societe du Louvre SA...................      2,705       165,875
 #Societe Financiere Interbail SA.......     17,550       626,771
 *Societe Francais des Papiers Peints...        400         4,998
 Somfy Interational SA..................     22,900     2,483,757
 Sopra SA...............................      6,900       209,182
 Stallergenes SA........................        549        24,190
 Ste Virbac SA..........................      6,852       216,382
 Stef-Tfe SA............................        332        22,113
 Sucriere de Pithiviers-le-Vieil........      1,825     1,011,188
 Taittinger SA..........................     12,700     1,677,155
 Touax (Touage Investissement SA).......     10,378       158,503
 *Transiciel SA.........................      3,700        32,291
 Trigano SA.............................      3,000        98,424
 *Trouvay et Cauvin SA..................      1,500           155
 *Ubi Soft Entertainment SA.............      4,100        78,862
 #Unilog SA.............................      6,320       238,047
 #Vallourec (Usines a Tubes de Lorraine
   Escaut et Vallourec Reunies).........     31,700     2,067,660
 *Valtech, La Defense...................     20,000        22,967
 Viel et Cie............................     44,339       137,474
 Vilmorin et Cie SA.....................      2,349       226,586
 Vivarte SA.............................      8,299       330,599
 Zodiac SA..............................     14,627       356,764
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $34,364,931)....................               46,725,277
                                                     ------------
                                           SHARES       VALUE
                                           ------       -----
RIGHTS/WARRANTS -- (0.0%)
 *Prosodie SA Warrants 10/28/06.........        900  $        537
 *Ubi Soft Entertainment SA Warrants
   05/14/06.............................      4,100         2,354
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,272).........................                    2,891
                                                     ------------
TOTAL -- FRANCE
  (Cost $34,366,203)....................               46,728,168
                                                     ------------
GERMANY -- (9.8%)
COMMON STOCKS -- (9.8%)
 AWD Holding AG.........................     19,700       365,351
 Aachener Strassenbahn-Und Energie
   Versorguns AG........................      1,698        14,020
 #Aareal Bank AG........................     18,300       378,264
 *Acg AG Fuer Chipkarten und
   Informationssysteme..................      1,400         2,572
 *Adva AG Optical Networking............      3,500        11,897
 *Agrob AG..............................      5,800        62,608
 Aigner (Etienne) AG....................        600       103,351
 #Aixtron AG............................     24,100       123,154
 Amadeus AG.............................      1,400         8,681
 Andreae-Noris Zahn AG, Anzag...........     27,200       827,726
 Anterra Vermoegensverwaltungs AG.......      8,100       122,781
 *Articon Integralis AG.................      2,100         5,305
 *Augusta Technologie AG................      3,200         5,255
 #Ava Allgemeine Handelsgesellschaft der
   Verbraucher AG.......................     16,150       515,571
 *Baader Wertpapier Handelsbank AG......      7,900        32,659
 #Balda AG..............................     12,800        73,200
 #Beate Uhse AG.........................     24,600       290,967
 Bechtle AG.............................      6,400        59,163
 *Berliner Elektro Holding AG...........     11,061        58,428
 Bertrandt AG...........................      3,100        56,353
 Beru AG................................      5,200       300,958
 Bilfinger & Berger Bau AG..............     18,900       476,179
 Boewe Systec AG........................      3,000       100,595
 *Brau und Brunnen AG...................      4,995       494,728
 Bremer Energiekonto AG.................      5,000        14,182
 *Bremer Woll-Kaemmerei AG..............     19,960        27,505
 *Brillant AG...........................      1,310        10,982
 *CBB Holding AG........................    102,602       229,753
 *Ce Consumer Electrnic AG..............      5,800        13,521
 *Ceag AG...............................     20,670       122,242
 Celanese AG............................     20,650       497,979
 *Centrotec Hochleistungskunststoffe
   AG...................................      2,300        18,911
 Cewe Color Holding AG..................      1,900        42,328
 #*Comdirect Bank AG....................     73,000       553,272
 *Computerlinks AG......................        600         6,752
 *Condomi AG............................      1,800         6,201
 *D. Logistics AG.......................     13,100        23,618
 *Dab Bank AG...........................     29,600       168,595
 *Data Modul AG.........................      2,640        33,317
 *Deutsche Steinzeug Cremer & Breuer
   AG...................................     87,200        85,115
 #Deutsche Verkehrs-Bank AG.............      7,124       605,379
 *Deutz AG..............................     25,650        57,437
 *Dierig Holding AG.....................     10,500       132,634
 Dis Deutscher Industrie Service AG.....      4,200        70,320
 *Dom-Braugerei AG......................      1,100        49,264
 #Douglas Holding AG....................     20,200       431,455

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 Duerr Beteiligungs AG..................     14,750  $    271,856
 *Elmos Semiconductor AG................      6,100        46,863
 ElreingKlinger AG......................      1,500        98,183
 #*Em TV & Merchandising AG.............     57,400       105,464
 #*Epcos AG.............................     33,900       432,110
 Erlus Baustoffwerke AG.................        297       120,052
 *Erste Kulmbacher Actien Brauerei AG...        432             0
 Escada AG..............................     10,260        96,023
 *Eurobike AG...........................      1,700           683
 *Evotec Biosystems AG..................     11,600        64,606
 FJA AG.................................      2,800        71,381
 #Feilmann AG...........................     10,850       428,607
 *Freenet.De AG.........................      9,300       371,650
 Fuchs Petrolub AG Oel & Chemie.........      2,231       252,352
 GFK AG.................................      9,600       179,693
 *GPC Biotech AG........................      6,000        36,586
 #*Gft Technologies AG..................     22,600        41,524
 Grenkeleasing AG.......................      5,000        95,887
 Gwag Bayerische Wohnungs-
   Aktiengesellschaft AG................      2,665       100,991
 Hamborner AG...........................     21,000       501,596
 *Herlitz AG............................      3,462        16,896
 Hochtief AG............................     34,000       546,221
 #Holsten-Brauerei AG...................     38,462     1,457,971
 Hucke AG...............................      8,300        21,922
 Hugo Boss AG...........................     18,550       266,272
 IFA Hotel & Touristik AG...............      7,000        62,298
 *IM International Media AG.............      5,200         9,196
 Interseroh AG..........................        250         3,014
 #*Intershop Deutschland AG.............      7,320        15,887
 Ivg Holding AG.........................     60,300       506,181
 #Iwka AG...............................     26,613       408,599
 *Ixos Software AG......................      6,100        36,776
 Jenoptik AG............................     21,100       272,588
 K & S Aktiengesellschaft AG............    129,500     2,647,045
 KSB AG.................................      2,387       238,475
 KWS Kleinwanzlebener Saatzucht AG......      1,650       987,173
 *Kampa-Haus AG.........................     10,375        52,422
 #*Keramag Keramische Werke AG..........     13,000       641,924
 Kloeckner-Werke AG.....................     23,800       224,657
 Kolbenschmidt Pierburg AG,
   Duesseldorf..........................     28,473       509,416
 *Kontron AG............................      9,678        47,566
 Kromschroeder (G.) AG..................     26,520       368,494
 Krones AG..............................      4,100       228,819
 *LPKF Laser & Electronics AG...........      2,200         7,200
 *Lambda Physik AG......................      3,500        36,896
 Leifheit AG............................     12,500       376,800
 Leoni AG...............................     25,000     1,237,339
 Loewe AG...............................      2,800        32,475
 *MLF Holding fuer Umwelttechnologie
   AG...................................        165             0
 *MLF Holding fuer Umwelttechnologie AG
   Em 95................................         33             0
 #MVV Energie AG........................     26,300       442,451
 *MWG Biotech AG........................      6,600        10,990
 *Maternus-Kliniken AG, Bad
   Oyenhausen...........................      2,400         1,654
 Maxdata AG.............................     11,500        59,427
 *Medigene AG...........................      4,900        22,958
 *Mensch und Maschine Software AG.......        900         5,560
 *Morphosys AG..........................      1,100        12,872
                                           SHARES       VALUE
                                           ------       -----
 Muehlabauer Holdings AG & Co. KGAA.....      2,300  $     29,713
 *Nemetschek AG.........................      3,800        10,255
 Neue Baumwoll-Spinnerei und Weberei Hof
   AG...................................     12,170        91,958
 Norddeutsche Affinerie AG..............     16,750       175,998
 *Norddeutsche Steingutfabrik AG........      5,960        30,114
 Novasoft AG............................      6,700        21,081
 *Ohb Teledata..........................      4,750        37,091
 *Pandatel AG...........................      2,000         8,498
 *Parsytec AG...........................        700         2,677
 *Pfaff (G.M.) AG.......................     80,000        28,479
 Pfeiffer Vacuum Technology AG..........      3,300        90,949
 Pfleiderer AG..........................     17,000        63,641
 *Phoenix AG, Hamburg...................     37,500       331,584
 *Plambeck Neue Energien AG.............      5,000        19,637
 Progress-Werk Oberkirch AG.............      5,000       138,375
 Puma AG................................      5,700       560,954
 *Qs Communications AG..................      5,900        11,450
 Rational AG............................      4,300       158,012
 Renk AG................................     19,400       487,885
 Rheinmetall Berlin AG..................     45,000       987,001
 #Rhoen Klinikum AG.....................      8,950       356,635
 #*SAP Systems Integrations AG..........     18,600       261,650
 *SGL Carbon AG.........................      8,050       121,098
 Salzgitter AG..........................     32,400       244,445
 Sartorius AG...........................      2,600        18,959
 Schlott Sebaldus AG....................      1,500        21,531
 Sektkellerei Schloss Wachenheim AG.....     15,120        86,815
 *Senator Entertainment AG..............      9,800         4,726
 #*Singulus Technologies AG.............     19,100       327,904
 Sinner AG, Karlsruhe...................      4,160        50,160
 Sixt AG................................      6,500        66,432
 *Software AG...........................     10,250       150,898
 Stada Arzneimittel AG..................     10,350       653,694
 *Stahl (R.) AG.........................      2,000         9,416
 *Steag Hamtech AG......................     11,000        34,485
 Stoehr & Co. AG........................     16,000        69,819
 *Strabag AG............................      3,332       140,080
 Stuttgarter Hofbraeu AG................     18,000       490,710
 #Sued-Chemie AG........................     29,146       947,190
 *Suess Microtec AG.....................      4,600        22,714
 #Takkt AG..............................     29,100       143,692
 *Techem AG.............................      9,100       111,814
 Technotrans AG.........................      2,400        22,324
 *Telegate AG...........................      1,400         6,350
 United Internet AG.....................     29,700       506,471
 *VBH (Vereinigter Baubeschlag-Handel)
   AG...................................      9,415        15,677
 VK Muehlen AG..........................      1,312       112,982
 Vossloh AG.............................     15,900       572,409
 W.E.T. Automotive Systems AG...........        800        49,241
 *WCM Beteiligungs AG...................    150,166       334,538
 *Walter Bau AG, Augsburg...............     44,271        71,174
 Wanderer-Werke AG......................      7,903       139,760
 *Wedeco AG Water Technology............      4,000        56,498
 Westag and Getalit AG, Rheda-
   Wiedenbrueck.........................      7,000        42,202
 Wuerttembergische Lebensversicherung
   AG...................................      4,430        67,659
 #Wuerttembergische Metallwarenfabrik
   AG...................................     30,330       505,024

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 Wuerzburger Hofbraeu AG................        133  $     36,960
 Zapf Creation AG.......................      2,900       106,899
                                                     ------------
TOTAL -- GERMANY
  (Cost $34,373,940)....................               33,089,456
                                                     ------------
ITALY -- (8.9%)
COMMON STOCKS -- (8.9%)
 *Acea SpA..............................    149,000       701,523
 *Actelios SpA..........................     25,801       188,140
 #Aem Torino SpA........................    204,000       275,258
 Air Dolomiti...........................      3,000        48,919
 #*Alitalia Linee Aeree Italiane SpA
   Series A.............................  2,712,400       682,134
 *Auschem SpA (In Liquidation)..........     82,000             0
 Azienda Mediterranea Gas e Acqua SpA...    171,000       173,588
 Banca Intermobiliare di Investimenti e
   Gestoni SpA..........................     67,500       337,182
 #Banca Monte Dei Paschi di Siena SpA...    229,515       625,960
 Banca Popolare Dell'etruria e Del Lazio
   Scrl.................................     14,700       311,954
 Banca Profilo SpA......................     58,000        90,914
 Banco di Desio e della Brianza SpA.....     82,500       346,742
 Banco Piccolo Valellinese Scarl SpA....     30,700       301,775
 *Bastogi SpA...........................  1,183,000       160,302
 Bayerische Vita SpA....................     49,000       191,314
 *Beghelli SpA..........................     96,000        50,711
 Beni Stabili SpA, Roma.................  1,207,500       617,048
 *Binda SpA.............................  1,299,375             0
 Bonifica dei Terreni Ferraresi e per
   Imprese Agricole Roma................      9,675       143,322
 Bremba SpA.............................     49,375       286,899
 Brioschi Finanziaria SpA, Milano.......    175,000        46,623
 #Buzzi Unicem SpA......................     94,100       639,710
 CAMFIN (Cam Finanziaria)...............     36,527        74,873
 CIR SpA (Cie Industriale Riunite),
   Torino...............................    546,100       652,194
 *CMI SpA...............................     64,502       292,578
 CSP International Industria Calze
   SpA..................................     10,000        14,584
 Caltagirone Editore SpA................     87,800       551,510
 #*Caltagirone SpA......................    178,399     1,091,921
 *Carraro SpA...........................     14,000        25,241
 #Cementir Cementerie del Tirreno SpA...    249,704       699,660
 *Cirio Finanziaria SpA.................    175,000        36,173
 Class Editore SpA......................     44,000        70,182
 *Compagnia Immobiliare Azionaria.......     44,000         5,255
 Credito Artigiano SpA..................     79,900       291,773
 Cremonini SpA..........................     79,400       111,238
 *Cucirini SpA..........................     30,000        28,559
 Danieli & C.Officine Meccaniche SpA....     66,500       147,384
 *Dataconsyst C.G.S. SpA, Monza.........        220             0
 *Del Favero SpA........................     86,000             0
 *Ducati Motor Holding SpA..............     86,500       130,124
 Emak...................................     12,000        38,447
 Erg SpA................................    114,000       547,208
 *Ericsson SpA..........................     17,800       419,030
 Esprinet...............................      2,000        31,465
 *FMC (Fabbrica Milanese Condutorri
   SpA).................................     25,000             0
 *Finarte Casa d'Aste SpA (Milano)......     56,266       117,595
                                           SHARES       VALUE
                                           ------       -----
 *Finarte Partecipazioni Pro Arte SpA...    162,693  $     46,520
 #*Finmatica SpA........................     32,300       333,081
 *Firs-Italiana de Assicurazioni
   Compagnia di Assicurazioni
   Eriassicurazioni (In Liquidation)....     90,000             0
 *Fochi (Filippo) SpA...................    216,000             0
 *Fornara Societa Finanziaria e di
   Partecipazioni SpA...................    310,000             0
 Gabetti Holding SpA....................     55,000       102,317
 Gefran.................................      6,000        26,802
 *Gemina SpA............................    200,300       170,210
 *Gerolimich SpA (In Liquidation).......    297,400             0
 #Gewiss SpA............................    221,700       847,777
 Giovanni Crespi SpA....................     21,000        14,831
 Grandi Navi Veloci SpA.................     38,000        62,401
 *Grassetto SpA.........................    279,125             0
 Gruppo Ceramiche Ricchetti SpA.........    109,000        45,311
 *ITALJOLLY (Cia Italiana dei Jolly
   Hotels SpA)..........................     34,500       154,510
 #Impregilo SpA.........................    532,000       315,845
 Industria Macchine Automatique SpA.....     23,000       255,931
 Industria Romagnola Conduttori
   Elettrici SpA........................      8,000        20,303
 Industrie Zignago S. Margherita SpA....     52,000       650,881
 Interpump Group SpA....................     45,000       182,414
 #Italmobiliare SpA, Milano.............     12,750       522,697
 *La Doria SpA..........................     13,000        28,364
 Linificio and Canapificio Nazionale
   SpA..................................     22,000        30,316
 Locat SpA..............................     40,000        41,203
 Maffei SpA.............................     52,500        83,378
 *Mandelli SpA..........................     41,000             0
 Manifattura Lane Gaetano Marzotto &
   Figli SpA............................    138,000       927,057
 Manuli Rubber Industries SpA...........     42,000        92,120
 Merloni Elettrodomestici SpA...........    155,000     2,292,552
 #Milano Assicurazioni SpA..............    245,700       609,439
 Mirato SPA.............................      7,000        37,620
 Monrif SpA.............................    150,000       100,939
 *Montefibre SpA........................    143,130        76,757
 *NGP SpA...............................     17,891        15,614
 Navigazione Montanari SpA..............     60,000        91,155
 *Necchi SpA............................    164,250        23,577
 *Olidata SpA...........................     20,000        28,709
 *Opengate Group SpA....................      4,000        11,392
 *Pagnossin SpA.........................      9,000        15,606
 *Perlier SpA...........................    100,700        19,080
 #Permasteelisa SpA.....................     15,800       236,595
 Pininfarina SpA........................     31,285       772,048
 *Poligrafici Editoriale SpA............    132,000       210,698
 *Premafin Finanziaria SpA Holding di
   Partecipazioni, Roma.................    311,330       268,135
 *Premaimm SpA..........................    179,000        20,453
 Premuda SpA............................     22,500        28,163
 *Ratti SpA.............................     31,768        14,775
 Recordati Industria Chimica e
   Farmaceutica SpA.....................     48,000       854,918
 #*Reno de Medici SpA, Milano...........    332,210       242,247
 Risanamento Napoli SpA.................    194,600       286,038
 *Rodriquez SpA.........................     41,250             0
 SAES Getters SpA.......................     14,750       139,061

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................     32,500  $    481,443
 SISA (Societa Imballaggi Speciali Asti
   SpA).................................     65,000       128,758
 SMI STA Metallurgica Italiana SpA......    565,280       213,565
 #SNIA SpA..............................    568,977     1,114,014
 *SOPAF (Societa Partecipazioni
   Finanziarie SpA).....................     85,000        24,939
 Sabaf SpA..............................      6,000        98,528
 Saeco International Group SpA..........    142,000       505,501
 *Schiapparelli 1824 SpA, Milano........     15,000         2,248
 #*Sirti SpA............................    121,000       149,232
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................     27,170       718,547
 #*Societe Sportiva Lazio SpA...........     69,400        13,787
 Sogefi SpA.............................    182,500       458,964
 #Sol SpA...............................     53,200       179,610
 *Stefanel SpA..........................     54,400        88,895
 Targetti Sank..........................      8,000        28,938
 *Tecnodiffusione Italia SpA............      3,332        14,157
 Terme Demaniali di Acqui SpA...........    532,000       222,985
 #Tod's Group SpA.......................     20,000       621,943
 Trevi-Finanziaria Industriale SpA......     30,000        29,214
 *Tripcovich (D.) & Co. SpA Navigazione
   Rimorchi e Salvataggi Trieste........    113,898             0
 *Unione Manifatture SpA (In
   Liquidation).........................    156,000             0
 *Unipar (Unione Nazionale di
   Participazione SpA) (In
   Liquidation).........................    539,000             0
 *Viaggi del Ve.........................     14,000        37,218
 Vianini Industria SpA..................     52,520       158,618
 Vianini Lavori SpA.....................    180,752       996,313
 Vittoria Assicurazioni SpA.............     51,500       253,118
 Zucchi (Vincenzo) SpA..................    144,350       646,477
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $31,791,977)....................               30,133,864
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Premafin Finanziaria SpA Warrants
   11/30/03.............................    149,178         4,283
 *Societe Sportiva Lazio SpA Rights
   07/21/03.............................     69,400        19,924
 *Tecnodiffusione Italia SpA Warrants
   11/15/04.............................      1,332           237
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $73,599)........................                   24,444
                                                     ------------
TOTAL -- ITALY
  (Cost $31,865,576)....................               30,158,308
                                                     ------------
SWITZERLAND -- (8.3%)
COMMON STOCKS -- (8.2%)
 *A. Hiestad Holding AG.................        100        23,624
 *AFG Arbonia-Forster Holding AG........      2,610       150,295
 *Accumulatoren-Fabrik Oerlikon,
   Zuerich..............................         30        10,631
 *Actelion, Ltd.........................      4,400       293,000
 *Agie Charmilles Holding AG............      3,000       110,739
 Also Holding AG........................        120        22,856
 *Ascom Holding AG......................      2,700         8,272
 *BHB Beteiligungs und
   Finanzgesellschaft...................        150         4,863
                                           SHARES       VALUE
                                           ------       -----
 BVZ (Brig Visp Zermatt) Holding AG.....        370  $     57,363
 Bachem AG..............................        500        24,584
 Bank Coop AG...........................      5,881       859,656
 Bank Sarasin & Cie Series B, Basel.....        274       339,835
 *Banque Cantonale de Geneve............      1,344       128,988
 Banque Cantonale du Jura...............        450        65,613
 *Banque Cantonale Vaudoise.............        600        37,651
 Banque Privee Edmond de Rothschild SA,
   Geneve...............................        120       762,768
 Barry Callebaut AG.....................      1,000       138,054
 Basellandschaftliche Kantonalbank......        600       327,787
 Basler Kantonalbank....................      5,250       296,890
 Belimo Holdings........................        130        37,046
 *Berna Biotech.........................      2,400        22,325
 Bobst Group SA.........................     18,200       568,355
 *Bon Appetit Holding A.................      1,650        74,549
 Bossard Holding AG.....................      6,350       181,658
 Bucher Industries AG, Niederweningen...      3,355       351,713
 Caisse d'Epargne Cantonale Vaudoise,
   Lausanne.............................        280       124,027
 *Calida Holding AG.....................        396        43,706
 *Carlo Gavazzi Holding AG..............        910        26,873
 *Charles Voegele Holding AG............      1,800        58,470
 Cie Financiere Tradition...............      5,100       299,327
 Conzzeta Holdings AG...................      1,415       820,039
 *Crossair AG, Basel....................      2,595        15,479
 Daetwyler Holding AG, Atldorf..........        348       499,440
 EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg...........      8,390     3,022,665
 *ESEC Holding AG.......................        400        33,960
 Edipresse SA, Lausanne.................        694       256,176
 *Eichhof Holding AG....................        188        80,222
 Energie Electrique du Simplon SA.......        350        30,490
 Energiedienst Holding AG...............      8,265     2,019,663
 Escor AG, Duedingen....................        744        15,105
 Feintol International Holding AG.......        110        10,963
 *Fischer (Georg) AG, Schaffhausen......        720        72,024
 *Forbo Holding AG, Eglisau.............      1,100       332,142
 Fuchs Petrolub AG Oel & Chemie
   Non-Voting...........................      2,001       224,543
 Galenica Holding, Ltd. AG, Bern........      4,290       479,820
 Geberit AG.............................        870       267,833
 Generale d'Affichage, Geneve...........        290       131,454
 *Generali (Switzerland) Holdings,
   Adliswil.............................      1,670       163,974
 *Golay-Buchel Holding SA, Lausanne.....         40        27,434
 Gornergrat Monte Rasa-Bahnen Zermatt...         70        38,759
 Gurit-Heberlein AG.....................      1,125       556,462
 *HPI Holding SA........................      6,000         8,638
 Helvetia Patria Holding................      1,300       146,840
 *Industrieholding Cham AG, Cham........        864       123,584
 Jelmoli Holding AG.....................      1,521     1,010,601
 #Jelmoli Holding AG, Zuerich (Namen)...      2,835       366,268
 Kaba Holding AG........................        740       105,438
 *Kardex AG, Zuerich....................      1,039        85,143
 *Kardex AG, Zuerich (Participating)....        610        48,862
 *Komax Holding AG......................        400        18,589
 #*Kudelski SA..........................      3,700        67,060
 Kuoni Reisen Holding AG................        630       161,856
 Lem Holdings AG, Lyss..................        270        47,440

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 Luzerner Kantonalbank AG...............      1,800  $    215,276
 *Maag Holding AG, Zuerich..............        922       111,971
 *Micronas Semi.........................      2,100        42,324
 *Mikron Holding AG, Biel...............      1,326        16,446
 *Moevenpick-Holding, Zuerich...........      1,320       769,855
 Nobel Biocare Holding AG...............     45,460     3,035,611
 *Omnium Geneve SA, Geneve..............        110            89
 Orell Fuessli Graphische Betriebe AG,
   Zuerich..............................        240       209,075
 Oz Holding AG..........................      4,400       211,304
 *Parco Industriale e Immobiliare SA....        600         1,550
 *Phoenix Mecano AG, Stein am Rhein.....      2,749       483,014
 Phonak Holding AG......................     13,500       172,918
 Psp Swiss Property AG..................      1,600       191,356
 *Publicitas Holding SA, Lausanne.......        520        87,528
 *Reg Real Estate Group.................      8,010       473,076
 Rieters Holdings.......................        950       170,076
 Roche Holding AG Genusschein...........        800        62,752
 SAIA-Burgess Electronics AG............         70        19,586
 Sarna Kunststoff Holding AG............      1,760       156,570
 *Schaffner Holding AG..................        300        30,896
 *Schweiter Technology AG...............        200        14,618
 Schweizerhall Holding AG, Basel........        140       162,786
 Schweizerische National Versicherungs
   Gesellschaft.........................        396       147,637
 Siegfried Holding AG...................      8,560     1,011,118
 Sig Holding AG.........................      3,000       341,075
 *Sihl..................................        150           687
 Sika Finanz AG, Baar...................        800       250,712
 Sika Finanz AG, Baar (Namen)...........        750        39,146
 Sopracenerina..........................      2,409       263,213
 Sulzer AG, Winterthur..................        760       106,184
 Tamedia AG.............................      2,100       127,128
 Tecan Group AG.........................      2,700        77,340
 *UMS Schweizerische Metallwerke Holding
   AG, Bern.............................      2,560        48,193
 Unaxis Holding AG......................      1,000        81,393
 Unilabs SA.............................      1,000        16,832
 Valiant Holding AG.....................      2,178       137,076
 Valora Holding AG......................        860       175,868
 *Vaudoise Assurances Holding,
   Lausanne.............................         45        49,666
 Villars Holding SA, Fribourg...........        150        27,795
 *Von Moos Holding AG, Luzern...........      7,000        17,777
 #*Von Roll Holding AG, Gerlafingen.....     23,024        26,856
 Vontobel Holdings AG...................     10,800       175,011
 Wmh Walter Meier Holding Ag, Zuerich...      1,000        53,155
 Zehnder Holding AG.....................        193       112,562
 Zschokke Holding SA, Geneve............        230        67,920
 Zueblin Holding AG.....................      4,093        26,379
 Zuger Kantonalbank.....................        545       997,830
 *Zuger Kantonalbank New Shares.........         45        82,390
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $20,636,650)....................               27,840,104
                                                     ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29%
   Non-Voting
   (Cost $266,229)......................      2,001       212,725
                                                     ------------
                                           SHARES       VALUE
                                           ------       -----
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $97,643).......................             $     94,346
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Mikron Holding AG Rights 07/08/03
   (Cost $0)............................      1,326             0
                                                     ------------
TOTAL -- SWITZERLAND
  (Cost $21,000,522)....................               28,147,175
                                                     ------------
SPAIN -- (7.4%)
COMMON STOCKS -- (7.4%)
 #Abengoa SA............................     56,900       339,772
 Adolfo Dominguez SA....................      3,700        44,868
 Aldeasa SA.............................     13,200       271,330
 *Amper SA..............................     56,800       196,982
 *Azkoyen SA............................     52,500       253,813
 BAMI SA (Inmobiliara de Construcciones
   y Terrenos)..........................     92,786       339,895
 Banco de Andalucia.....................      9,800       693,232
 Banco de Credito Balear SA.............     35,424       644,761
 #Banco de Valencia SA..................    172,844     2,947,490
 Banco Guipuzcoano SA...................     21,194       428,105
 Banco Pastor SA........................     34,300       919,714
 *Banco Valencia SA.....................      3,456        58,935
 #Banco Zaragozano SA...................    187,990     2,733,003
 *Baron de Ley SA.......................      4,200       148,984
 CAF (Construcciones y Auxiliar de
   Ferrocarriles SA)....................      7,500       362,675
 Campofrio Alimentacion SA..............     92,800       975,081
 Cementos Portland SA...................     16,881       756,022
 Cortefiel SA...........................     49,200       338,991
 *Dogi International Fabrics SA.........      4,000        17,685
 Elecnor SA.............................     18,300       598,918
 Empresa Nacional de Celulosa SA........     16,040       270,766
 *Ercros SA.............................    100,518        40,400
 *Espanola del Zinc SA..................     29,250        52,399
 *Estacionamientos Urbanos SA...........      4,200             0
 #Europistas Concesionaria Espanola
   SA...................................    174,940     1,157,133
 Faes Farma SA..........................     24,400       309,896
 *Faes Farma SA New Shares..............      2,711        34,432
 Funespana SA...........................      4,500        25,941
 *Grupo Picking Pack SA.................     87,465        51,224
 Hullas del Coto Cortes.................      8,666        99,316
 Iberpapel Gestion SA...................      6,700       115,408
 Inbesos SA.............................      8,050        22,463
 *Indo Internacional SA.................     33,600       115,753
 *Indra Sistemas SA.....................     75,200       764,245
 Inmobiliaria Colonial SA ICSA..........     35,200       638,662
 Inmobiliaria del Sur SA................        331        41,811
 Inmobiliaria Urbis SA..................     80,282       618,603
 *LSB (La Seda de Barcelona SA) Series
   B....................................     25,200        54,115
 Lingotes Especiales SA.................     22,080        93,815
 #Marco Iberica Distribucion de
   Ediciones Midesa.....................     29,600       707,012
 *Mecalux SA............................      9,500        39,273
 *Nicolas Correa SA.....................     15,750        42,684
 Obrascon Huarte Lain SA................     53,992       292,026
 Papelera de Navarra SA.................      6,000       141,522
 *Parques Reunidos SA...................     15,300        56,926
 Pescanova SA...........................     26,443       308,211

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 Prosegur Cia de Seguridad SA...........     38,800  $    573,432
 *Radiotronica SA.......................     17,275        40,270
 Recoletos Grupo de Comunicacion SA.....     82,300       500,896
 *SOS Cuetara SA........................     10,400       227,629
 *Sogecable SA..........................     34,600       652,410
 #*Sol Melia SA.........................    112,700       600,501
 Tavex Algodonera SA....................     31,944       126,188
 *Tecnocom Telecomunicaciones y Energia
   SA...................................      6,300        31,543
 #*Tele Pizza SA........................    122,900       149,599
 Transportes Azkar, SA..................     26,700       154,224
 Tubacex SA.............................     73,130       108,332
 Unipapel SA............................     34,946       669,368
 Uralita SA.............................    112,831       743,724
 Vidrala SA, Alava......................     47,040       494,265
 Viscofan Industria Navarra de
   Envolturas Celulosicas SA............     97,492       759,339
                                                     ------------
TOTAL -- SPAIN
  (Cost $15,587,011)....................               24,996,012
                                                     ------------
SWEDEN -- (6.4%)
COMMON STOCKS -- (6.4%)
 *ADCore AB.............................         50            67
 *Active I Malmoe AB Series A...........      4,160         9,614
 *Active I Malmoe AB Series B...........     12,480        28,686
 Addtech AB Series B....................     12,800        60,443
 *Alfaskop AB...........................      3,200           320
 Angpannefoereningen AB Series B........     10,800       121,425
 *Arkivator AB..........................     41,280       116,028
 Axfood AB..............................     49,500       899,727
 *B & N Bylock & Nordsjoefrakt AB Series
   B....................................     41,800        50,912
 Beiger Electronics AB..................     11,700        96,465
 Beijer AB Series B.....................     11,700        99,389
 Beijer Alma AB Series B................     10,400        52,488
 Bergman & Beving AB Series B...........     36,200       203,500
 Biacore International AB...............      7,850       170,632
 Bilia AB Series A......................     66,700       895,729
 *Bong Ljungdahl AB.....................      9,000        25,859
 *Boras Waefveri AB Series B............      8,600        32,552
 *Boss Media AB.........................     25,500        19,113
 *C Technologies AB.....................     83,833       114,152
 Capona AB..............................     19,000       123,424
 Carbo AB...............................     27,800       519,192
 Castellum AB...........................     39,900       685,359
 Cloetta AB Series B....................     15,600       350,784
 *Concordia Maritime AB Series B........     37,300        68,031
 *Connecta AB...........................         50            24
 D. Carnegie & Co. AB...................     62,000       453,096
 *Doro Telefoni AB Series A.............      2,900         3,405
 Drott Series AB........................     85,400     1,077,511
 *Duroc AB Series B.....................      2,700         4,385
 *Elekta AB.............................     24,800       306,711
 *Enea Data AB Series B.................    220,000        38,476
 #Eniro AB..............................     51,300       438,986
 Fagerhult AB...........................      2,900        34,054
 *Fagerlid Industrier AB................      8,600             0
 *Fastighets AB Celtica.................      5,800        41,662
 Fastighets AB Tornet...................     24,700       492,153
 *Finnveden AB..........................     57,000       241,389
 *Frontec AB Series B...................     18,200        14,324
                                           SHARES       VALUE
                                           ------       -----
 Getinge Industrier AB Series B.........     44,151  $  1,172,039
 Geveko AB Series B.....................      8,300       114,055
 Gorthon Lines AB Series B..............     41,800        87,204
 Gunnebo AB.............................     17,100       326,836
 HL Display AB Series B.................      2,000        20,237
 Haldex AB..............................     39,000       418,992
 Heba Fastighets AB Series B............      4,300        41,631
 Hexagon AB Series B....................      3,572        78,759
 *Hiq International AB..................     21,500        17,861
 Hoeganges AB Series B..................     31,700       645,490
 *IBS AB Series B.......................     65,200        50,499
 *Icon Medialab International AB........     24,900         6,937
 *Industrial & Financial Systems AB
   Series B.............................     29,700        14,470
 *Industrifoervaltnings AB Skandigen....     21,400        24,194
 *Intentia International AB.............     50,280        40,199
 *Intentia International AB Series B....     25,140        21,042
 Karlshamns AB..........................     14,900       156,354
 Kinnevik Industrifoervaltnings AB
   Series B.............................     44,400       765,428
 Klippans Finpappersbruk AB.............      5,800        21,737
 *Klovern AB B Shares...................      8,426        11,473
 Kungsleden AB..........................     17,600       306,711
 Lagercrantz Group AB Series B..........     12,800        34,699
 #Lindex AB.............................     16,100       301,689
 Ljungberg Gruppen AB Series B..........      3,800        37,739
 *Mandator AB...........................      2,280         1,111
 *Meda AB Series A......................      6,625        81,520
 *Medivir Series B......................      2,800        27,283
 #*Micronic Laser Systems AB............     13,600        66,939
 *Micronic Laser Systems AB.............     13,600        66,939
 *Modern Times Group AB Series B........     41,100       631,523
 NCC AB Series B........................     38,200       200,426
 New Wave Group AB Series B.............      9,000       119,739
 Nibe Industrier AB.....................     10,400       102,637
 Nolato AB Series B.....................     42,840       195,337
 OEM International AB Series B..........      7,100        74,061
 Observer AB............................    137,856       514,919
 Om AB..................................     78,100       556,120
 Orc Software AB........................     10,500        66,240
 *Ortivus AB............................      5,900        19,532
 PEAB AB Series B.......................     62,600       292,475
 Pandox Hotelfastigheter AB.............     20,100       183,299
 *Partnertech AB........................      3,800        11,393
 Perbio Science AB......................     34,000       632,860
 *Pergo AB..............................     43,300        53,280
 Poolia AB Series B.....................     18,150        45,800
 *Prevas AB Series B....................     16,000        17,189
 *Pricer AB Series B....................     91,000         8,526
 *Proact It Group AB....................     15,000        33,354
 Proffice AB............................     72,800       163,699
 *Q-Med AB..............................     20,000       313,557
 Rottneros Bruk AB......................    366,600       320,577
 SSAB Swedish Steel Series A............     60,300       806,016
 SSAB Swedish Steel Series B............     17,100       217,891
 Sardus AB..............................      5,700        58,389
 *Scribona AB Series A..................     40,100        50,094
 *Scribona AB Series B..................     31,700        42,373
 *Semcon AB.............................     18,300        21,261
 *Sigma AB Series B.....................      8,600         4,039
 *Sigma AB Series B.....................     17,200         8,079
 *Song Network Holding..................     43,845       205,397

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 Sweco AB Series B......................     23,450  $    190,414
 TV 4 AB Series A.......................      5,800       119,189
 Teleca AB Series B.....................     41,200       190,433
 *Telelogic AB..........................    162,400        93,322
 *Ticket Travel Group AB................      4,500         3,935
 Trelleborg AB Series B.................     75,400       805,341
 *WM-Data AB Series B...................    275,800       420,336
 Wallenstam Byggnads AB Series B........     16,700       239,915
 *Wedins Norden AB Series B.............    280,000        35,678
 *Westergyllen AB Series B..............      4,300        15,148
 Whilborg Fastigheter AB Class B........     57,960       532,179
 *Wilh. Sonesson AB Series A............      4,160         5,716
 *Wilh. Sonesson AB Series B............      4,160         5,846
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $20,280,074)....................               21,477,668
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $95,649).......................                   94,130
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Connecta AB Rights 07/11/03...........         50             0
 *Enea Data AB Rights 07/18/03..........    220,000        16,765
 *Poolia AB Series B Redemption Rights
   06/24/03.............................     18,150         2,517
 *Pricer AB Free Warrants 10/17/03......      6,500            49
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $33,770)........................                   19,331
                                                     ------------
TOTAL -- SWEDEN
  (Cost $20,409,493)....................               21,591,129
                                                     ------------
GREECE -- (5.8%)
COMMON STOCKS -- (5.8%)
 *A. Cambas Holding & Real Estate SA....     25,650        60,972
 Aegek..................................     63,895       110,794
 *Agrotiki Insurance S.A................     23,995       168,082
 Aktor S.A..............................    122,760       702,033
 *Alcatel Cables Hellas S.A.............      3,003        11,380
 Alfa-Beta Vassilopoulos S.A............     12,732       152,055
 *Alisida S.A...........................      2,160         3,299
 *Allatini Industrial & Commercial Co...     15,370        39,713
 Alpha Leasing..........................     37,191       201,582
 *Alte Technological Co. S.A............     29,500        33,876
 *Altec Information & Communication
   Systems S.A..........................     80,278        73,749
 Alumil Milonas S.A.....................     22,016        90,509
 *Aluminum of Attica S.A................     83,992        64,623
 *Anek Lines S.A........................     44,641        52,288
 Arcadia Metal Industry C. Rokas S.A....     16,429        75,087
 *Aspis Bank............................     25,864        90,290
 *Aspis Pronia General Insurance S.A....     29,790        43,446
 Athens Medical Center S.A..............     67,184       138,099
 Athens Water & Sewerage Public Co......     53,245       260,471
 Attica Enterprises S.A. Holdings.......    104,174       251,218
 Attica Publications S.A................      9,024        36,891
 Atti-Kat S.A...........................     64,494        59,990
 Autohellas S.A.........................     14,400        93,264
 Avax S.A. Construction Co..............     79,786       481,930
 *Babis Vovos S.A.......................     36,982       721,107
 *Bank of Attica S.A....................     70,696       345,841
 Bank of Piraeus S.A....................    163,829     1,237,908
 Benrubi S.A............................      9,221        59,509
                                           SHARES       VALUE
                                           ------       -----
 *Bitros Holdings S.A...................     10,452  $     26,646
 Chipita S.A............................     29,645       126,639
 Commercial Bank of Greece..............      1,960        34,346
 Delta Dairy S.A........................     29,667       230,299
 Dionic SA..............................     12,948        16,653
 Edrassi C. Psallidas S.A...............     15,554        47,868
 Egnatia Bank S.A.......................     72,397       218,649
 El. D. Mouzakis S.A....................     31,653        62,519
 Elais Oleaginous Production S.A........     10,817       185,828
 Elektrak SA............................     14,040        32,568
 Elmec Sport S.A........................     47,086        82,188
 Esha S.A...............................      3,810        29,926
 *Etba Leasing S.A......................     17,297        36,548
 *Ethniki General Insurance Co. S.A.....     48,759       273,241
 *Etma Rayon S.A........................     11,242        16,653
 *Europaiki Techniki....................     13,100        12,336
 Everest S.A............................     22,560        76,165
 *F.G. Europe SA Common Registered
   Shares...............................      4,536        19,273
 *Fanco S.A.............................      4,560        18,642
 Fourlis S.A............................     41,540        75,846
 *Frigoglass S.A........................     32,000       144,783
 General Construction Co. S.A...........     23,559       166,110
 General Commercial and Industry........     24,060        27,353
 *General Hellenic Bank.................     26,849       148,610
 *Germanos S.A..........................     43,290       724,798
 *Gianoussis S.A........................      2,354        21,680
 *Gnomon Construction S.A...............     23,297        19,797
 Goody's S.A............................     17,740       305,574
 Halkor S.A.............................     72,736       138,653
 *Hatziioannou S.A......................     32,440        65,936
 Hellas Can Packaging Manufacturers
   S.A..................................     24,062       149,210
 *Hellenic Biscuits Co. S.A.............     38,080       210,773
 Hellenic Cables S.A....................     26,908        39,861
 Hellenic Duty Free Shops S.A...........     57,410       726,509
 *Hellenic Fabrics S.A..................     10,950        40,238
 Hellenic Sugar Industry S.A............     30,820       169,881
 Hellenic Technodomiki S.A..............    112,376       632,326
 Heracles General Cement Co.............     71,083       532,212
 *Heremes S.A Building Enterprises......     23,136       106,272
 *Hippotour S.A.........................     12,155        22,193
 Hyatt Regency S.A......................     91,560       811,698
 Inform P. Lykos S.A....................     13,790        69,360
 *Intersat S.A..........................     19,392         5,790
 *Intertech S.A.........................      6,626        27,392
 *Intracom S.A..........................    140,846       931,620
 *Ionian Hotel Enterprises..............     13,404       147,459
 *J Boutaris & Son Holding S.A..........     15,230        22,561
 Kalpinis Simos Steel Service Center....     12,432        45,398
 Karelia Cigarette Co...................      2,160       148,081
 Kathimerini S.A........................     13,250        61,166
 Katselis Sons S.A......................      9,000        51,675
 *Kekrops Hotel Touristing Building.....      2,244        57,980
 *Keramia-Allatini S.A. Industrielle
   Commerciale & Technique..............     10,368        24,645
 *Klonatex Group S.A. Bearer Shares.....     20,351        93,947
 *Kotsovolos SA.........................      2,872         8,806
 *Lambrakis Press S.A...................     60,020       402,514
 *Lampsa Hotel Co.......................     10,376        73,755
 *Lavipharm S.A.........................     39,294        66,782
 Light Metals Industry..................     28,662        65,169

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 Loulis Mills S.A.......................      8,362  $     24,870
 *Macedonian Plastics S.A...............     18,131        22,486
 Mailis (M.J.) S.A......................     72,434       247,874
 *Maritime Company of Lesvos S.A........     30,753        21,542
 *Mesochoritis Bros. Construction Co....     23,700        18,235
 Metka S.A..............................     10,370        42,394
 Michaniki S.A..........................     98,065       219,594
 Minerva Knitwear.......................      5,140        14,992
 *Minoan Lines S.A......................     60,279       101,063
 Mochlos S.A............................     29,920        25,082
 Mytilineos Holdings S.A................     40,520       168,442
 *N. Levederis S.A......................      8,355         7,004
 N.B.G. Real Estate Development Co......     92,710       468,437
 *Naoussa Spinning Mills S.A............     16,022        81,322
 Nikas S.A..............................     17,187        92,762
 Notos Com.Holdings S.A.................     53,644       140,452
 *O. Daring Sain........................      7,760         4,277
 *P.D. Papoutsanis S.A..................     12,950        10,410
 Pantechniki S.A........................     32,890        78,182
 *Pegasus Publishing & Printing S.A.....     37,500        84,834
 Petros Petropoulos SA..................      4,000        22,967
 *Petzetakis S.A........................     22,560        32,901
 Proodeftiki Technical Co...............     32,257        25,929
 *Rilken S.A............................      1,982        17,298
 *Sanyo Hellas S.A......................     72,363        79,774
 *Sarantis S.A..........................     37,800       103,744
 Sato S.A...............................     28,850        30,811
 Selected Textile Industry Assoc. S.A...     44,649        64,090
 *Sfakianakis S.A.......................     10,390        33,408
 *Sheet Steel S.A.......................     25,850        17,217
 Shelman................................     38,042        56,791
 Silver and Baryte Ores Mining Co.
   S.A..................................     30,141       235,363
 Singular S.A...........................     54,600       133,550
 Spyroy Agricultural House S.A..........     22,258        29,649
 *Stabilton S.A.........................     27,530         2,529
 *Strintzis Shipping Lines S.A..........    105,000       118,164
 Technical Olympic S.A..................    144,420       563,869
 *Technodomi M.Travlos Br. Com. &
   Constr. Co. S.A......................     13,910         9,904
 Terna Tourist Technical & Maritime
   S.A..................................     36,310       147,605
 *Themeliodomi..........................     26,262       106,759
 Thrace Plastics Co. S.A................     45,500        72,104
 Tiletipos S.A..........................     31,237       197,289
 Uncle Stathis S.A......................     10,999        70,732
 Unisystems S.A.........................     32,430        79,695
 Veterin................................     12,904        26,080
 Viohalco...............................    166,275       828,683
 *Vioter S.A............................     29,900        49,443
 *Vis Container Manufacturing Co........      4,259        15,259
 Zampa S.A..............................        830        10,656
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $21,120,909)....................               19,847,923
                                                     ------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,592)........................      3,196         7,927
                                                     ------------
TOTAL -- GREECE
  (Cost $21,129,501)....................               19,855,850
                                                     ------------
                                           SHARES       VALUE
                                           ------       -----
NETHERLANDS -- (5.3%)
COMMON STOCKS -- (5.3%)
 A.I.R. Holdings NV.....................      1,236  $     38,322
 #*ASM International NV.................     18,100       272,284
 Aalberts Industries NV.................     25,017       439,540
 Accell Group NV........................      5,010        76,805
 Arcadis NV.............................      5,400        54,693
 *Atag Group NV.........................      4,630         1,542
 Athlon Groep NV........................     34,250       377,182
 Batenburg Beheer NV....................      3,000        87,056
 *Begemann Groep NV.....................     11,909        67,694
 *Begemann Groep NV Series B............     13,451         8,341
 *Beter Bed Holding NV..................      2,100        12,251
 Boskalis Westminster NV................     51,300     1,259,496
 *Brunel International NV...............      5,200        18,034
 Buhrmann NV............................     50,030       345,284
 Delft Instruments NV...................     13,336       183,772
 *Draka Holding NV......................      7,387        71,171
 *Econosto NV...........................     17,305        32,193
 Eriks Group NV.........................      9,032       255,562
 *Exact Holding NV......................      9,000       144,381
 *Fox Kids Europe NV....................     30,500       189,132
 Gamma Holding NV.......................     15,705       577,111
 Gemeenschappeljk Bezit Crown van Gelder
   NV...................................     12,000       152,959
 *Getronics NV..........................    128,790       165,642
 Grolsche NV............................     32,100       815,383
 Grontmij NV............................        753        12,106
 Hagemeyer NV...........................     49,200       189,270
 Heijmans NV............................      7,877       140,205
 ICT Automatisering NV..................      1,600        14,607
 Internatio-Mueller NV..................     28,645       530,585
 *Ispat International NV................     26,100       101,904
 KLM (Koninklijke Luchtvaart Mij) NV....     17,300       146,018
 Kas-Associatie NV......................     42,888       736,289
 *Kendrion NV...........................     21,454       132,298
 #Koninklijke Bam NV....................     25,037       465,767
 Koninklijke Frans Maas Groep NV........     12,349       258,092
 Koninklijke Nedlloyd NV................     23,472       486,788
 Koninklijke Ten Cate NV................     11,088       340,603
 Koninklijke Ubbink NV..................      1,500        65,456
 Koninklijke Vendex KBB NV..............     42,300       489,635
 Koninklijke Vopak NV...................     22,100       300,480
 #*Laurus NV............................    258,287       403,379
 MacIntosh NV...........................     15,590       221,098
 NBM-Amstelland NV......................     63,300       436,141
 *NH Hoteles............................     21,703       215,829
 NV Holdingsmij de Telegraaf............     23,600       379,412
 Nederlandsche Apparatenfabriek.........     14,000       247,743
 *New Skies Satellites NV...............     35,200       198,066
 Nutreco Holding NV.....................     12,588       197,171
 Oce NV.................................     39,200       404,685
 Opg Groep NV Series A..................      4,450       135,265
 *Petroplus International NV............      9,813        82,261
 #Randstad Holdings NV..................     42,700       473,671
 Reesink NV.............................      2,050       105,817
 Roto Smeets de Boer NV.................      1,040        27,229
 Rubber Cultuur Maatschappij Amsterdam
   NV...................................     40,800       107,760
 *SNT Groep NV..........................      2,800        41,446
 Samas-Groep NV, Zaandam................     24,184       130,526
 Schuitema NV, Amersfoort...............     34,200       604,024

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 *Semiconductor Industries NV...........      8,500  $     44,900
 Sligro Beheer NV.......................      4,414       207,161
 Smit Internationale NV.................     20,578       437,875
 Stork NV...............................     12,200       139,397
 *Textielgroep Twenthe NV...............      1,000         2,871
 Twentsche Kabel Holding NV.............     18,244       320,122
 United Services Group NV...............     12,065       142,011
 Univar NV..............................      7,050        58,695
 Van Der Mollen Holding NV..............     57,660       803,169
 Vedior NV..............................     74,880       678,445
 *Versatel Telecom International NV.....    205,800       267,052
 *Vredestein NV.........................     15,514        94,422
 *Wegener Arcade NV ....................     70,830       468,502
                                                     ------------
TOTAL -- NETHERLANDS
  (Cost $14,153,047)....................               18,132,078
                                                     ------------
FINLAND -- (4.3%)
COMMON STOCKS -- (4.3%)
 *4F-Secure Corp........................     71,539        58,327
 Alandsbanken AB Series B...............      1,700        33,773
 *Aldata Solutions Oyj..................     32,822        57,290
 Alma Media Oyj.........................      3,134        90,693
 Amer-Yhtymae Oyj Series A..............     17,020       520,283
 Aspocomp Group P.L.C...................     12,738       102,393
 *Benefon Oy............................      1,900           895
 Capman Oyj Series B....................     12,485        20,502
 *Comptel Oyj...........................     53,527        55,321
 Eimo Oyj...............................     32,700        35,673
 Elcoteq Network Corp...................     10,210       120,763
 *Elisa Communications Corp.............     74,525       640,140
 *Eq Online Oyj.........................      7,100        11,578
 *Evox Rifa Group Oyj...................     51,210         2,940
 Finnair Oyj............................     77,910       344,450
 Finnlines Oyj..........................     30,280       736,467
 *Finvest Oyj...........................     51,210         9,409
 Fiskars Oy AB Series A.................     13,730       126,922
 HK Ruokatalo Oy Series A...............     11,400        77,238
 Huhtamaki Van Leer Oyj.................     51,600       524,402
 #Instrumentarium Oyj...................     54,400     2,067,752
 J.W. Suominen Yhtyma Oy................     11,970        85,223
 Jaakko Poyry Group Oyj.................      3,700        65,220
 *Jippii Group Oyj......................     18,360         8,434
 *Jot Automation Group Oyj..............     83,777        28,861
 KCI Konecranes International Oyj.......     13,800       340,713
 Kemira Oyj.............................    118,400       934,071
 Kesko Oyj..............................     32,060       376,258
 Laennen Tehtaat Oy.....................      3,930        37,503
 #Lassila & Tikanoja Oyj................     11,970       252,233
 Lemminkainen Oy........................     13,100       203,085
 Martela Oy.............................        530         6,999
 Metsaemarkka Oyj Series B..............        700         4,176
 New Kyro Corp. Oyj.....................     36,470       268,032
 Nokian Renkaat Oyj.....................      9,700       499,024
 Nordic Aluminium Oy....................      1,900        13,091
 #Novo Group Oyj........................     31,600        88,542
 Okobank Class A........................     31,940       476,815
 Olvi Oyj Series A......................        820         9,793
 Outokumpu Oyj Series A.................     21,100       185,360
 Oy Stockmann AB Series B...............     24,300       429,733
 PK Cables Oyj..........................      4,760        67,124
 *Partek Oyj............................      9,870       173,412
 Perlos P.L.C. Warrants 04/04/04........     25,732       142,427
                                           SHARES       VALUE
                                           ------       -----
 Pohjola Group P.L.C. Series D..........     27,415  $    469,394
 *Polar Real Estate Corp. Series K......    126,010        89,716
 Ponsse Oyj.............................      4,900        56,269
 #Raisio Group P.L.C. Series V..........    118,423       129,191
 Rakentajain Koneuvokrammo Oy...........      5,700        28,735
 Rapala VMC Oyj.........................     20,000        91,867
 *Rautaruukki Oyj Series K..............     74,910       322,584
 Rocla Oy...............................      1,300         9,480
 Sponda Oyj.............................     40,577       242,301
 Stockmann Oyj AB.......................      8,700       152,656
 *Stonesoft Corp........................     11,279         5,181
 Talentum Oyj...........................     18,300        83,008
 Tamro Oyj..............................    105,620       504,558
 *Tecnomen Holding Oyj..................     36,470        21,778
 Teleste Corp. Oyi......................      4,518        15,305
 Uponor Oyj Series A....................     32,500       753,887
 Vaisala Oy Series A....................     12,650       255,667
 Viking Line AB.........................      3,240        66,599
 Wartsila Corp. Oyj Series B............     23,710       294,598
 Yit-Yhtymae Oyj........................     26,854       524,239
                                                     ------------
TOTAL -- FINLAND
  (Cost $11,675,595)....................               14,450,353
                                                     ------------
DENMARK -- (3.9%)
COMMON STOCKS -- (3.9%)
 #AS Dampskibsselsk Torm................     16,190       215,196
 Aarhus Oliefabrik A.S. Aeries A........      3,840       182,798
 *Alm. Brand A.S........................     14,395       246,958
 Amagerbanken A.S.......................      1,804       167,293
 Amtssparekassen Fyn A.S................      1,478       143,229
 Bang & Olufsen Holding A.S.
   Series B.............................     11,767       320,087
 Brodrene Hartmann A.S. Series B........      5,865       128,720
 Bryggerigruppen A.S....................      5,590       261,784
 Christian Hansen Holding A.S.
   Series B.............................      8,280       377,521
 *Codan A.S.............................     43,400       925,673
 D'Hooge Schouw NV......................      7,850       131,034
 DFDS A.S., Copenhagen..................      7,680       206,538
 Dalhoff, Larsen & Hornemann A.S. Series
   B....................................        670        21,953
 Danware................................      2,419        39,257
 East Asiatic Co., Ltd..................     20,553       562,260
 Edb Gruppen A.S........................      3,230        51,919
 *FLS Industries........................     54,980       458,868
 *Fimiston Resources & Technology
   Ltd..................................        400         3,586
 Fluegger A.S. Series B.................      1,638        72,152
 *Foras Holding A.S. Series A...........      7,082        57,465
 Forstaedernes Bank.....................      3,007       111,076
 *Glunz & Jensen A.S....................      1,470        18,176
 *Gn Great Nordic A.S...................    210,980       867,385
 Henriksen Og Henriksen Holding A.S.
   Series B.............................        770       102,943
 Hoejgaard Holding A.S. Series B........      2,500        44,435
 *I-Data International A.S..............      2,327         1,618
 *IC Co. A.S............................      3,510        24,412
 *Incentive A.S.........................      3,575         7,736
 *Junckers (F.) Industrier A.S..........        860         8,640
 *Jyske Bank A.S........................     37,760     1,523,216
 Kjobenhavns Sommer Tivoli A.S..........        190        36,707
 Koebenhavns Lufthavne..................      8,730       708,374

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 *NTR Holdings A.S......................      1,130  $      7,073
 Naestved Diskontobanken................        345        48,523
 #*Neg Micon A.S........................     23,698       241,738
 *Neurosearch A.S.......................      6,650        77,085
 Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................     22,495       311,170
 Nordvestbank...........................        250        46,754
 Per Aarsleff A.S. Series B.............      1,545        42,744
 *Pharmexa A.S..........................      3,235        15,450
 Radiometer A.S. Series B...............      7,393       502,762
 *Ringkjobing Landbobank................        850       154,364
 Rockwool, Ltd..........................      3,820        76,163
 Sanistal A.S. Series B.................        936        34,792
 *Sas Danmark A.S.......................     34,300       188,196
 Satair A.S.............................      1,350        22,534
 Simcorp A.S............................      4,222       114,847
 Sjaelso Gruppen A.S....................      1,719        73,063
 *Sondagsavisen A.S.....................     17,601        62,568
 Spar Nord Holding......................      4,973       321,280
 Sparkasse Regensburg...................     19,440       500,264
 Sydbank A.S............................      7,192       766,987
 #*TK Development.......................     12,478        62,100
 *Thrane & Thrane A.S...................      2,886        56,649
 *Topdanmark A.S........................     28,300     1,034,443
 Treka A.S..............................      8,498       126,089
 VT Holdings Shares B...................      3,130       106,670
 Vestas Wind Systems A.S................     27,377       313,117
 *Wessel & Vett Magasin du Nord A.S.
   Series C.............................      2,102        55,229
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $12,294,933)....................               13,391,663
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $214)..........................                      211
                                                     ------------
TOTAL -- DENMARK
  (Cost $12,295,147)....................               13,391,874
                                                     ------------
BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
 *Abfin SA..............................      2,560             0
 Ackermans & Van Haaren SA..............     13,730       260,151
 *Afrifina..............................      3,480       187,823
 *Arinso International NV...............      4,360        43,809
 BMT NV.................................      2,040       171,011
 Banque Nationale de Belgique...........        710     3,040,341
 Barco (New) NV.........................      5,120       306,323
 Bekaert SA.............................      9,070       423,910
 Brantano NV............................      1,100        30,948
 CFE (Compagnie Francois
   d'Entreprises).......................      2,080       501,835
 Carrieres Unies Porphyre...............         20        27,365
 Cie Martime Belge SA...................      3,080       122,023
 Cofinimmo SA...........................      4,763       574,304
 Commerciale de Brasserie SA COBRHA.....        115        66,030
 D'Ieteren SA...........................      2,260       323,888
 Deceuninck SA..........................     63,700     1,444,702
 Engrais Rosier SA......................        655        60,549
 *Exmar NV..............................      3,080       105,258
 Floridienne NV.........................      2,033       114,394
 Glaces de Moustier-sur-Sambre SA.......     13,370       325,491
                                           SHARES       VALUE
                                           ------       -----
 *Immobel (Cie Immobiliere de Belgique
   SA)..................................      4,600  $    205,960
 *Intercomfina SA.......................     11,000           126
 #*Ion Beam Application SA..............     10,850        44,854
 *Kinepolis Group NV....................      2,070        26,766
 Koramic Building Products SA...........      5,510       137,304
 Metiers Automatiques Picanol...........     16,120       407,248
 Omega Pharma SA........................     12,120       368,825
 *Papeteries de Catala SA...............        315        46,844
 Plantations Nord-Sumatra SA............        650       123,906
 #*Real Software SA.....................     10,280        15,937
 Recticel SA............................     11,360       114,928
 Resilux NV.............................        700        64,307
 Roularta Media Groep...................      3,860       119,459
 *SA Finspa Bonus Shares................        325         1,997
 *SIPEF (Societe Internationale de
   Plantations & de Finance), Anvers....      1,545       191,612
 *Sait Radioholland.....................      6,088        43,345
 Sapec SA...............................      3,635       208,711
 *Sapec SA VVPR.........................         75            53
 #Sioen Industries......................     10,350        92,706
 Societe Belge Des Betons SA............      8,500       302,100
 *Solvus SA.............................     38,344       301,620
 *Solvus SA Interim Strip VVPR..........     18,176           209
 Spector Photo Group SA.................      3,688        41,504
 *Systemat SA...........................      2,450        15,389
 #*Telindus Group SA....................     17,240       137,592
 Ter Beke NV............................      2,281       125,730
 Tessenderlo Chemie.....................     13,830       425,150
 UNIBRA.................................      1,600       125,307
 #Union Miniere SA......................      9,130       473,160
 VPK Packaging Group SA.................      5,525       151,001
 Van de Velde NV........................      1,170       102,312
 Warehouses de Pauw Sicafi..............      2,790        96,116
                                                     ------------
TOTAL -- BELGIUM
  (Cost $8,958,618).....................               12,642,233
                                                     ------------
NORWAY -- (3.6%)
COMMON STOCKS -- (3.5%)
 #*Aker Kvaerner ASA....................     48,730       643,014
 Aktiv Kapital ASA......................     32,350       212,876
 Arendals Fosse Kompani ASA.............        100         6,373
 *Avantor Financial Corp................     13,270        91,091
 #Bergesen Dy ASA Series A..............     28,700       681,875
 *Blom ASA..............................     18,367         3,181
 #Bonheur ASA...........................      9,800       157,486
 *C. Tybring-Gjedde ASA.................    638,352        12,381
 *Choice Hotel Scandinavia ASA..........     27,740        78,781
 *Corrocean ASA.........................     19,321         5,594
 *DOF ASA...............................     46,060        79,761
 *Den Norske Oljeselkapet...............     48,420       136,840
 #*EDB Elektronisk Data Behandling
   ASA..................................     98,717       335,056
 Ekornes ASA............................     40,690       543,969
 #*Eltek ASA............................     22,995        90,790
 Farstad Shipping ASA...................     41,190       313,844
 #*Fred Olsen Energy ASA................     56,600       148,980
 Ganger Rolf ASA........................      5,490        79,858
 *Gresvig ASA...........................      4,590        13,671
 *Hafslund ASA..........................     58,700       264,290
 *Home Invest ASA.......................     15,077        14,621
 *Industrifinans Naeringseiendom ASA....      7,582         7,563

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 *Infocus Corp..........................     10,455  $     49,245
 *Kenor ASA.............................    120,758        75,281
 Kongsberg Gruppen ASA..................     32,600       356,783
 Kverneland ASA.........................     13,460       138,919
 #Leif Hoegh & Co. ASA..................     31,175       520,418
 #*Merkantildata ASA....................    188,921        86,891
 *Natural ASA...........................      6,694        34,776
 *Nera ASA..............................    134,553       188,267
 *Nordic VLSI ASA.......................      5,000        22,166
 *Ocean Rig ASA.........................     22,131        30,537
 Odfjell ASA Series A...................     18,310       352,584
 Olav Thon Eiendomsselskap ASA..........      8,320       253,574
 *Pan Fish ASA..........................    160,175         3,107
 *Petroleum Geo Services ASA............     35,100        22,854
 Prosafe ASA............................     41,030       744,615
 Rieber and Son ASA Series A............     35,804       252,965
 Schibsted ASA..........................     83,760     1,160,368
 *Sinvest ASA...........................    226,234         2,821
 Smedvig ASA Series A...................     57,680       366,773
 *Software Innovation ASA...............     13,423        13,110
 Solstad Offshore ASA...................     33,600       193,173
 *Steen and Stroem ASA..................     19,512       270,309
 *Stento ASA............................      1,225         5,600
 *Storebrand ASA........................    183,330       736,530
 *Tandberg ASA Series A.................    111,280       576,564
 *Tandberg Data ASA.....................     35,250        49,810
 *Tandberg Television ASA...............     47,030       121,836
 #*Tgs-Nopec Geophysical Co. ASA........     26,910       301,966
 Tomra Systems ASA......................     49,200       211,293
 *Unit 4 Agresso NV.....................      4,620        44,162
 Veidekke ASA...........................     15,936       112,592
 #Visual Management Applications ASA....     33,993       256,652
 Wilhelmshaven (Wilhelm), Ltd. ASA......     20,200       363,793
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $13,365,760)....................               11,842,229
                                                     ------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
BONDS -- (0.1%)
 Aker RGI Holding ASA
   6.140%, 03/05/07
   (Cost $297,547)......................  $   2,010       198,418
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $58,017).......................                   57,346
                                                     ------------
TOTAL -- NORWAY
  (Cost $13,721,324)....................               12,097,993
                                                     ------------

                                           SHARES
                                           ------
AUSTRIA -- (3.4%)
COMMON STOCKS -- (3.4%)
 *Austria Email AG......................        715         1,806
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft......     27,880       219,308
 #BBAG Oesterreichische Brau-
   Beteiligungs AG......................      7,984     1,102,130
 BWT AG.................................     13,530       183,493
 Bank Fuer Kaernten und Steiermark AG...        520        56,818
                                           SHARES       VALUE
                                           ------       -----
 Bau Holding AG.........................      4,980  $    404,316
 Bohler Uddeholm AG.....................      9,020       498,533
 Brau Union Goess-Reinighaus AG.........     10,720     1,520,314
 *Ca Immobilien Invest AG...............     19,803       432,300
 Constantia-Iso Holding AG..............     15,000       130,050
 Constantia-Verpackungen AG.............      6,000        75,791
 Flughafen Wien AG......................     14,792       537,616
 *Immofinanz Immobilien Anlagen AG......    137,609       990,800
 #Lenzing AG............................      3,424       427,400
 Manner (Josef) & Co. AG................        870        32,969
 Mayr-Melnhof Karton AG.................      9,840       819,341
 Oberbank AG............................      3,555       273,110
 #Palfinger AG..........................      7,610       138,948
 *Readymix Kies-Union AG................        500        43,120
 *Rhi AG, Wien..........................     18,559       220,580
 Rosenbauer International AG............        850        32,650
 #*Sparkassen Immobilien................     24,880       211,709
 Ubm Realitaetenentwicklung AG..........        360        29,145
 Uniqa Versicherungen AG................     79,223       683,224
 *Va Technologie AG.....................     11,400       301,226
 Voest-Alpine Stahl AG..................     30,095     1,188,497
 *Waagner Biro Binder Beteiligungs AG...      1,430             0
 #Wienerberger AG.......................     57,030     1,001,997
 *Wolford AG............................      4,100        46,658
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $8,530,805).....................               11,603,849
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Sparkassen Immobilien Rights 07/17/03
   (Cost $0)............................     24,880             0
                                                     ------------
TOTAL -- AUSTRIA
  (Cost $8,530,805).....................               11,603,849
                                                     ------------
IRELAND -- (2.3%)
COMMON STOCKS -- (2.3%)
 Abbey P.L.C............................     19,319       110,924
 *Arcon International Resources P.L.C...    143,750         4,952
 *Ardagh P.L.C..........................     14,262         9,827
 Arnotts P.L.C..........................     12,322       198,098
 *Barlo Group P.L.C.....................    115,775        28,052
 DCC P.L.C..............................     68,543       920,917
 *Dragon Oil P.L.C......................    104,167        27,513
 *Elan Corp. P.L.C......................    154,046       796,039
 Fyffes P.L.C...........................    283,268       445,646
 Glanbia P.L.C..........................    204,759       355,052
 *Grafton Group P.L.C...................    150,897       667,134
 Greencore Group P.L.C..................    146,965       489,422
 Heiton Holdings P.L.C..................     33,002       121,272
 IAWS Group P.L.C.......................    100,857       862,847
 IFG Group P.L.C........................     37,599        26,770
 IWP International P.L.C................     39,611        10,462
 Independent News & Media P.L.C.........    608,761     1,104,525
 *Iona Technologies P.L.C...............     14,281        32,471
 Irish Continental Group P.L.C..........     18,872       180,957
 Jurys Hotel Group P.L.C................     51,392       497,502
 Kingspan Group P.L.C...................    114,417       352,125
 Readymix P.L.C.........................     62,281       120,869
 Ryan Hotels P.L.C......................     44,486        40,868

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE
                                           ------       -----
 United Drug P.L.C......................     25,064  $    400,071
 Waterford Wedgwood P.L.C...............    530,812       146,293
                                                     ------------
TOTAL -- IRELAND
  (Cost $6,777,897).....................                7,950,608
                                                     ------------
PORTUGAL -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Corporacao Industrial do Norte SA.....        940         5,559
 *Corticeira Amorim Sociedad Gestora
   Participacoes Sociais SA.............     26,600        20,466
 *Impresa Sociedade Gestora de
   Participacoes Socias SA..............     14,400        36,710
 *Investimentos Participacoes e Gestao
   SA Inapa.............................      2,409         7,967
 *Jeronimo Martins (Estabelecimentos
   Jeronimo Martins & Filho
   Administracao e Participacoes
   Financeiros SA)......................     12,900       102,066
 *Mota-Engil SGPS SA....................     20,000        33,072
 *Novabase SGPS.........................      5,600        40,128
 *Sag Gest - Solucoes Automovel Globais
   SGPS SA..............................     30,000        40,651
 *Sociedade de Investimento e Gestao
   SGPS SA..............................     23,600       112,469
 *Sonaecom SGPS SA......................     45,200       105,886
 *Teixeira Duarte Engenharia e
   Construcoes SA.......................     84,000        86,815
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $559,892).......................                  591,789
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Sag Gest - Solucoes Automovel Globais
   SGPS SA Rights 07/07/03
   (Cost $0)............................     30,000             0
                                                     ------------
TOTAL -- PORTUGAL
  (Cost $559,892).......................                  591,789
                                                     ------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $307,255)......................                  309,823
                                                     ------------
                                           SHARES       VALUE
                                           ------       -----

UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1675).........................             $      1,938
                                                     ------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (12.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.05%, 07/01/03
   (Collateralized by $8,368,000 U.S.
   Treasury Notes 5.875%, 11/15/04,
   valued at $8,964,220) to be
   repurchased at $8,831,258............  $   8,831     8,831,000
 Repurchase agreements in a Pooled Cash
   Account, Mizuho Securities USA,
   1.15%, 7/01/03 (Collateralized by
   $49,047,000 U.S. Treasury
   Obligations, rates ranging from .84%
   to 8.00%, maturities ranging from
   09/04/03 to 11/15/28 valued at
   $34,588,940) to be repurchased at
   $34,590,045(.)
   (Cost $34,588,940)...................     34,589    34,588,940
                                                     ------------
TOTAL --
  (Cost $43,419,940)....................               43,419,940
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $299,133,441)++.................             $339,158,576
                                                     ============

--------------------

  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
 ++  The cost for federal income tax purposes is $299,133,777.
(.)  Includes $32,375,374 of securities on loan

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES       VALUE+
                                           ------       ------
JAPAN -- (97.3%)
COMMON STOCKS -- (97.3%)
 *ASK Corp., Yokohama...................    64,000   $     14,627
 Achilles Corp..........................   549,000        524,287
 Advan Co., Ltd.........................    36,000        252,704
 #Aica Kogyo Co., Ltd...................   164,000        979,863
 *Aichi Corp............................    57,000         72,114
 Aichi Machine Industry Co., Ltd........   157,000        281,925
 Aichi Tokei Denki Co., Ltd.............    67,000        121,952
 Aida Engineering, Ltd..................   160,000        325,185
 Aigan Co., Ltd.........................    15,000         77,378
 Aiphone Co., Ltd.......................    27,400        219,173
 Airport Facilities Co., Ltd............    79,970        238,901
 Aisan Industry Co., Ltd................    42,000        302,020
 *Akai Electric Co., Ltd................   363,000          2,963
 Akebono Brake Industry Co., Ltd........   141,000        220,969
 *#Allied Telesis KK....................     8,000        175,325
 Aloka Co., Ltd.........................    43,000        266,041
 Alpha Systems Inc......................     8,000         81,623
 Alps Logistics Co., Ltd................    13,000         58,891
 Altech Co., Ltd........................    14,000         48,908
 Amada Machinics Co., Ltd...............   191,414        315,599
 Amatsuji Steel Ball Manufacturing Co.,
   Ltd..................................    12,000         78,358
 Ando Corp..............................   120,000        116,557
 Anest Iwata Corp.......................    74,000         85,769
 Anrakutei Co., Ltd.....................    13,000         63,666
 Aoi Advertising Promotion, Inc.........    14,000         66,392
 Aoki International Co., Ltd............    74,200        268,904
 *Apic Yamada Corp......................     7,000          9,142
 *#Arabian Oil Co., Ltd.................    66,300        284,649
 *Arai-Gumi, Ltd........................    68,900         14,622
 Araya Industrial Co., Ltd..............    84,000         52,108
 #Argo 21 Corp..........................    13,200         77,574
 Arisawa Manufacturing Co., Ltd.........    23,100        444,031
 Aronkasei Co., Ltd.....................    53,000        134,106
 #Asahi Denka Kogyo KK..................   169,000        838,689
 Asahi Diamond Industrial Co., Ltd......    99,000        355,548
 #Asahi Kogyosha Co., Ltd...............    48,000        103,824
 *Asahi Optical Co., Ltd................   180,000        248,296
 Asahi Organic Chemicals Industry Co.,
   Ltd..................................   259,000        496,796
 #Asahi Soft Drinks Co., Ltd............    69,000        252,875
 *Asahi Tec Corp........................    86,000         67,388
 *Asahi Techno Glass Corp...............    34,000         46,623
 *#Asanuma Corp.........................   145,000        100,600
 #Ashimori Industry Co., Ltd............    84,000        112,443
 Asia Securities Printing Co., Ltd......    16,000         86,194
 *Asics Corp............................   333,000        315,292
 Atom Corp..............................     3,000         31,833
 #Atsugi Nylon Industrial Co., Ltd......   322,000        207,632
 Aucnet, Inc............................    15,000        110,191
 *Azel Corp., Tokyo.....................    89,000         25,425
 Azwell, Inc............................    93,400        358,307
 Bando Chemical Industries, Ltd.........   213,000        384,222
 Bank of Okinawa, Ltd...................    27,300        456,801
 #Bank of the Ryukyus, Ltd..............    30,280        333,657
 #Best Denki Co., Ltd...................   132,000        373,864
 *#Bosch Automotive Systems Corp........   386,000        450,541
                                           SHARES       VALUE+
                                           ------       ------
 Bull Dog Sauce Co., Ltd................    15,000   $     67,339
 Bunka Shutter Co., Ltd.................   134,000        322,654
 C Two-Network Co., Ltd.................    10,000        217,116
 #CAC Corp..............................    11,000         57,462
 #CKD Corp..............................   113,000        285,924
 #CMK Corp..............................    62,000        359,303
 CTI Engineering Co., Ltd...............    19,000         80,178
 *Cabin Co., Ltd........................    67,000         63,984
 #Calpis Co., Ltd.......................   115,000        525,650
 #Canon Aptex, Inc......................    34,000        168,175
 Canon Electronics, Inc.................    40,000        212,219
 *Carolina Co., Ltd.....................    40,000         12,733
 *Catena Corp...........................    18,000         28,209
 Central Finance Co., Ltd...............   180,000        539,199
 Central Security Patrols Co., Ltd......    12,000         51,912
 *#Cesar Co.............................    79,000         27,082
 *#Chiba Kogyo Bank, Ltd................    53,200        271,395
 #Chino Corp............................    70,000        137,126
 *Chisan Tokan Co., Ltd.................    64,000         16,194
 Chiyoda Co., Ltd.......................    58,000        397,666
 *#Chiyoda Corp.........................   342,500        556,320
 Chofu Seisakusho Co., Ltd..............    25,000        326,491
 *Chori Co., Ltd........................   175,000         69,991
 Chuetsu Pulp and Paper Co., Ltd........   172,000        282,186
 *#Chugai Ro Co., Ltd...................   139,000        131,608
 #Chugoku Marine Paints, Ltd............   111,000        255,495
 Chugokukogyo Co., Ltd..................    45,000         33,792
 Chuo Gyorui Co., Ltd...................    35,000         50,851
 Chuo Spring Co., Ltd., Nagoya..........    99,000        310,297
 *#Clarion Co., Ltd.....................   171,000         75,370
 Cleanup Corp...........................    71,000        511,717
 *#Co-Op Chemical Co., Ltd..............    80,000         36,567
 Colowide Co., Ltd......................    14,000        101,816
 Computer Engineering & Consulting,
   Ltd..................................    25,000        209,362
 Copyer Co., Ltd........................    27,000         54,434
 Cosel Co., Ltd.........................    27,000        432,388
 *#Cosmo Securities Co., Ltd............   444,000        268,179
 Credia Co., Ltd........................    14,000        134,498
 *Cresco, Ltd...........................     7,000         40,338
 #D'urban, Inc..........................   114,000         65,135
 #Dai Nippon Toryo, Ltd.................   193,000        185,887
 Dai-Dan Co., Ltd.......................    80,000        287,312
 Daido Kogyo Co., Ltd...................    60,000         71,991
 *Daido Steel Sheet Corp................    84,000         94,617
 Daidoh, Ltd............................    54,000        276,799
 Daihen Corp............................   205,000        182,386
 #Daiho Corp............................    96,000         92,462
 Daiichi Cement Co., Ltd................    33,000         39,595
 Dai-Ichi Jitsugyo Co., Ltd.............    80,000         95,988
 *Dai-Ichi Katei Denki Co., Ltd.........    91,000            743
 *Dai-Ichi Kogyo Seiyaku Co., Ltd.......    47,000         67,518
 Daiken Corp............................   195,000        367,669
 #Daiki Co., Ltd........................    31,000        322,613
 Daiko Shoken Business Co., Ltd.........     6,000         13,713
 *#Daikyo, Inc..........................   444,000        170,330
 #Daimei Telecom Engineering Corp.......    66,000        162,690
 Dainichi Co., Ltd......................    15,200         48,634

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 #Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd...............   163,000   $    373,856
 Dainippon Shigyo Co., Ltd..............    16,000         54,981
 Daiseki Co., Ltd.......................    24,000        369,261
 #Daiso Co., Ltd........................   112,000        151,753
 *Daisue Construction Co., Ltd..........    92,500         21,895
 Daisyo Corp............................    24,000        204,514
 *Daito Woolen Spinning & Weaving Co.,
   Ltd., Tokyo..........................    42,000         12,341
 Daiwa Industries, Ltd..................    76,000        202,228
 Daiwa Kosho Lease Co., Ltd.............   157,000        349,843
 *Daiwa Seiko, Inc......................   145,000         95,866
 *#Daiwabo Co., Ltd.....................   262,000        128,311
 Daiwabo Information System Co., Ltd....    22,000        125,160
 *Dantani Corp..........................    68,000            555
 Danto Corp.............................    42,000        134,726
 Data Communication System Co., Ltd.....     9,000        148,390
 #Denki Kagaku Kogyo KK.................       800          1,802
 Denki Kogyo Co., Ltd...................    95,000        211,688
 #Denyo Co., Ltd........................    38,000        149,500
 *#Descente, Ltd........................   133,000         79,247
 *Dia Kensetsu Co., Ltd.................    31,000         39,220
 Diamond Computer Service Co., Ltd......    18,000         84,186
 *Dijet Industrial Co., Ltd.............    34,000         25,254
 Doshisha Co., Ltd......................    15,000        205,322
 *Dynic Corp............................    52,000         26,740
 Eagle Industry Co., Ltd................    78,000        267,396
 *Eco-Tech Construction Co., Ltd........    68,000         16,651
 #Edion Corp............................   112,316        497,797
 Eiken Chemical Co., Ltd................    24,000        144,962
 *Elna Co., Ltd.........................    22,000         47,586
 Enplas Corp............................    18,000        492,185
 *Enshu, Ltd............................    69,000         45,619
 Ensuiko Sugar Refining Co., Ltd........    51,000         79,092
 #Exedy Corp............................    71,000        492,013
 *#FDK Corp.............................   105,000        118,271
 *First Baking Co., Ltd.................    67,000         57,968
 Fontaine Co., Ltd......................     5,000         44,892
 Foster Electric Co., Ltd...............    32,000         93,246
 France Bed Co., Ltd....................   193,000        452,116
 *#Fudo Construction Co., Ltd...........   201,000         57,422
 Fuji Denki Reiki Co., Ltd..............    81,800        215,658
 Fuji Kiko Co., Ltd.....................    51,000         71,599
 *Fuji Kisen Kaisha, Ltd................     8,000          6,007
 *Fuji Kosan Co., Ltd...................   130,000         47,749
 Fuji Kyuko Co., Ltd....................   107,000        393,013
 *Fuji Spinning Co., Ltd., Tokyo........   163,000         57,209
 #Fujicco Co., Ltd......................    42,000        358,585
 *Fujii & Co., Ltd......................    44,000            359
 *Fujiko Co., Ltd.......................    55,000            898
 Fujikura Kasei Co., Ltd................    15,000         50,810
 #Fujirebio, Inc........................    75,000        489,736
 Fujita Kanko, Inc......................   132,000        468,677
 #Fujitec Co., Ltd......................   126,000        654,091
 Fujitsu Business Systems, Ltd..........    32,500        281,190
 Fujitsu Denso, Ltd.....................    36,000        123,707
 Fujitsu Devices, Inc...................    32,000        190,671
 *Fujitsu General, Ltd..................   111,000        171,236
 Fujitsu Kiden, Ltd.....................    16,000         76,921
 *#Fujiya Co., Ltd......................   190,000        184,549
 #Fukuda Corp...........................    65,000        170,836
                                           SHARES       VALUE+
                                           ------       ------
 *Fukushima Bank, Ltd...................   117,000   $    106,958
 *Fukusuke Corp.........................    95,000         24,038
 *Furukawa Battery Co., Ltd.............    45,000         73,828
 *Furukawa Co., Ltd.....................   208,000        110,354
 Fuso Lexel Inc.........................     8,000         24,552
 #Fuso Pharmaceutical Industries, Ltd...    99,000        311,105
 *Ga-jo-en Kanko KK.....................    37,000              0
 *Gakken Co., Ltd.......................   158,000        140,571
 Genki Sushi Co., Ltd...................     3,000         31,466
 Geostar Corp...........................    10,000         31,425
 #Godo Shusei Co., Ltd..................    74,000        132,882
 *Godo Steel, Ltd.......................   245,000        125,985
 *Goldwin, Inc..........................    47,000         33,376
 Gourmet Kineya Co., Ltd................    31,000        205,207
 *Graphtec Corp.........................    39,000         25,466
 #Gun-Ei Chemical Industry Co., Ltd.....   164,000        321,267
 *Gunze Sangyo, Inc., Tokyo.............    90,000        117,537
 Hac Kimisawa Co., Ltd..................    41,000        275,754
 Hagoromo Foods Corp....................    14,000        108,558
 *Hakone Tozan Railway Co., Ltd.........    52,000        127,331
 Hakuto Co., Ltd........................    25,000        238,746
 Hakuyosha Co., Ltd.....................    57,000        141,436
 Hanwa Co., Ltd.........................   405,000        485,940
 Happinet Corp..........................    15,000        107,987
 Harashin Co., Ltd......................     8,000         54,785
 Harima Chemicals, Inc..................    37,000         97,245
 Harumoto Corp..........................    32,000         47,276
 *Hayashikane Sangyo Co., Ltd...........   128,000         54,328
 Heiwado Co., Ltd.......................    49,000        413,949
 Hibiya Engineering, Ltd................    60,000        312,451
 Higashi-Nippon Bank, Ltd...............    60,000        182,671
 *#Hikari Tsushin, Inc..................    50,000        488,920
 *Hirabo Corp...........................    79,000         16,765
 Hisaka Works, Ltd......................    48,000        164,551
 Hitachi Business Solution Co., Ltd.....    10,000         65,216
 #Hitachi Construction Machinery Co.,
   Ltd..................................   150,000        564,421
 Hitachi Kiden Kogyo, Ltd...............    20,000         53,218
 Hitachi Koki Co., Ltd..................   177,000        507,097
 *Hitachi Kokusai Electric, Inc.........    76,000        201,608
 Hitachi Medical Corp...................    53,000        526,907
 Hitachi Metals Techno, Ltd.............    12,000         29,384
 Hitachi Plant Engineering &
   Construction Co., Ltd................   204,000        424,601
 Hitachi Powdered Metal Co., Ltd........    46,000        195,241
 *Hitachi Seiki Co., Ltd................   108,000            882
 Hitachi Tool Engineering, Ltd..........    30,000        114,843
 Hitachi, Ltd...........................     6,500         27,642
 Hochiki Corp...........................    42,000        113,129
 *#Hodogaya Chemical Co., Ltd...........   100,000         88,152
 *Hohsui Corp...........................    56,000         31,996
 Hokkai Can Co., Ltd., Tokyo............   116,000        199,780
 #Hokkaido Bank, Ltd....................   505,000        375,097
 Hokkaido Coca Cola Bottling Co., Ltd...    26,000        110,778
 Hokkaido Gas Co., Ltd..................    87,000        188,181
 #Hokko Chemical Industry Co., Ltd......    41,000        124,491
 *Hoko Fishing Co., Ltd.................    79,000            645
 *Hokuriku Electric Industry Co.,
   Ltd..................................   112,000         53,022
 Hokuriku Electrical Construction Co.,
   Ltd..................................    36,000         83,451
 Hokuriku Gas Co., Ltd..................    64,000        123,805
 *Hokushin Co., Ltd.....................    39,900         18,238

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Homac Corp.............................    60,000   $    453,495
 #Honen Ajinomoto Oil Mills, Inc........   128,000        180,745
 Honshu Chemical Industry Co., Ltd......     3,000         10,456
 #Horiba, Ltd...........................    54,000        349,084
 Horipro, Inc...........................    16,000         80,317
 Hosokawa Micron Corp...................    40,000        148,553
 *Howa Machinery, Ltd...................   181,000         69,436
 #I-Net Corp............................    12,000         31,441
 ISE Chemicals Corp.....................    17,000         35,938
 *Ichida and Co., Ltd...................    23,400         10,314
 #Ichikawa Co., Ltd.....................    49,000         92,789
 *Ichiken Co., Ltd......................    48,000         21,548
 Ichikoh Industries, Ltd................   141,000        272,758
 Ichiyoshi Securities Co., Ltd..........    54,000        101,375
 Idec Izumi Corp........................    60,000        214,994
 #Ihara Chemical Industry Co., Ltd......    80,000        127,984
 Iino Kaiun Kaisha, Ltd.................   161,000        291,736
 *#Ikegami Tsushinki Co., Ltd...........   102,000        101,571
 Impact 21 Co., Ltd.....................    19,000        200,833
 Inaba Denki Sangyo Co., Ltd............    38,000        434,232
 #Inaba Seisa Kusho Co., Ltd............    18,700        274,589
 Inabata and Co., Ltd., Osaka...........    85,000        294,862
 Inageya Co., Ltd.......................    77,000        527,307
 Intec, Inc.............................    35,000        160,837
 *#Inui Steamship Co., Ltd..............    31,000          8,603
 *Iseki & Co., Ltd......................   322,000        194,490
 Ishii Hyoki Co., Ltd...................     3,600         28,209
 #Ishii Iron Works Co., Ltd.............    52,000         32,257
 *Ishikawa Seisakusho, Ltd..............    75,000         23,875
 *Ishikawajima Transport Machinery Co.,
   Ltd..................................    16,000         22,201
 *Ishizuka Glass Co., Ltd...............    49,000         64,792
 Itochu Fuel Corp.......................   192,000        736,563
 Itochu Warehouse Co., Ltd..............    15,000         17,386
 Itoki Crebio Corp......................    56,000        101,930
 Iuchi Seieido Co., Ltd.................    17,000        197,037
 *Iwasaki Electric Co., Ltd.............   110,000        186,753
 #Iwatsu Electric Co., Ltd..............   145,000        143,207
 *Izukyu Corp...........................     5,000         79,582
 *#Izumiya Co., Ltd.....................   128,000        592,384
 *#Izutsuya Co., Ltd....................   123,000        142,562
 JMS Co., Ltd...........................    59,000        141,583
 *Jac Holdings Co., Ltd.................    11,000         53,512
 #Jaccs Co., Ltd........................    84,000        275,623
 Jamco Corp.............................    18,000         44,076
 *Janome Sewing Machine Co., Ltd........   224,000        120,671
 #Japan Aircraft Manufacturing Co.,
   Ltd..................................    70,000         82,276
 Japan Aviation Electronics Industry,
   Ltd..................................   130,000        787,332
 #Japan Business Computer Co., Ltd......    34,000        171,783
 #Japan Carlit Co., Ltd.................    28,000        183,063
 Japan Digital Laboratory Co., Ltd......    35,600        233,624
 #Japan Foundation Engineering Co.,
   Ltd..................................    49,200         93,569
 Japan Information Processing Service
   Co., Ltd.............................    26,000        209,460
 Japan Kenzai Co., Ltd..................     4,400         14,294
 Japan Maintenance Co., Ltd.............    27,000         92,340
 Japan Medical Dynamic Marketing Inc....    18,700        245,741
 *Japan Metals & Chemicals Co., Ltd.....   190,000          1,551
 Japan Oil Transportation Co., Ltd......    45,000         71,991
                                           SHARES       VALUE+
                                           ------       ------
 #Japan Pulp and Paper Co., Ltd.........    99,000   $    290,095
 *Japan Steel Works, Ltd................   546,000        316,418
 *#Japan Storage Battery Co., Ltd.......   187,000        257,952
 Japan Transcity Corp...................    90,000        163,082
 #Japan Vilene Co., Ltd.................   101,000        180,541
 Japan Wool Textile Co., Ltd............   138,000        428,029
 Jastec Co., Ltd........................     8,000         79,011
 Jeans Mate Corp........................     9,800        106,387
 #Jeol, Ltd.............................    97,000        410,121
 Jidosha Denki Kogyo Co., Ltd...........    10,000         15,345
 *Joban Kosan Co., Ltd..................   101,000         81,614
 Joint Corp.............................    15,500         98,302
 *#Joshin Denki Co., Ltd................    98,000         55,993
 Jsp Corp...............................    16,000         54,197
 *#Jujiya Co., Ltd......................   161,000         32,853
 Juken Sangyo Co., Ltd..................    86,000        455,569
 Juki Corp..............................   153,000        299,718
 *Jyomo Co., Ltd........................    48,000         54,850
 K.R.S. Corp............................     8,000         66,212
 KTK Telecommunications Engineering Co.,
   Ltd..................................    45,202        188,165
 Kabuki-Za Co., Ltd.....................    15,000        488,512
 Kadokawa Shoten Publishing Co., Ltd....    27,000        429,743
 #Kaga Electronics Co., Ltd.............    33,000        426,658
 Kagawa Bank, Ltd.......................    83,350        432,687
 Kahma Co., Ltd.........................    46,000        251,561
 *Kakuei (L.) Corp......................   100,000            816
 *#Kamagai Gumi Co., Ltd................   439,000         46,582
 Kameda Seika Co., Ltd..................    19,000         86,846
 Kamei Corp.............................    59,000        221,524
 Kanaden Corp...........................    50,000        142,840
 Kanagawa Chuo Kotsu Co., Ltd...........    90,000        451,781
 Kanamoto Co., Ltd......................    43,000        157,238
 *#Kanematsu Corp.......................   402,500        295,678
 Kanematsu Electronics, Ltd.............    38,000        214,015
 *Kanematsu-NNK Corp....................    60,000         56,809
 Kanto Auto Works, Ltd., Yokosuka.......    78,000        375,627
 *Kanto Bank, Ltd.......................    19,100        151,378
 #Kanto Denka Kogyo Co., Ltd............    83,000        159,205
 #Kanto Natural Gas Development Co.,
   Ltd..................................   104,000        422,740
 *#Kanto Special Steel Works, Ltd.......    84,000         15,084
 Kasai Kogyo Co., Ltd...................    28,000         44,109
 Kasei (C.I.) Co., Ltd..................    46,000        133,290
 Kasumi Co., Ltd........................   132,000        468,677
 Katakura Chikkarin Co., Ltd............    17,000         37,742
 #Katakura Industries Co., Ltd..........    49,000        237,971
 Kato Sangyo Co., Ltd...................    51,000        209,803
 *Kato Spring Works Co., Ltd............    78,000         87,222
 Kato Works Co., Ltd....................    82,000         64,923
 Katsumura Construction Co., Ltd........    48,600         26,578
 Kawada Industries, Inc.................    76,000        120,344
 *Kawai Musical Instruments
   Manufacturing Co., Ltd...............    99,000         51,716
 *#Kawashima Textile Manufacturers,
   Ltd..................................   126,000         95,645
 *Kawasho Corp..........................   549,000        385,373
 Kawasho Gecoss Corp....................    52,000        139,216
 Kawasumi Laboratories, Inc.............    26,000        176,566
 Kayaba Industry Co., Ltd...............   321,000        649,782
 Keihin Co., Ltd........................   100,000        114,272

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Keiyo Co., Ltd.........................   139,900   $    775,351
 Kentucky Fried Chicken Japan, Ltd......    10,000        221,605
 *#Kenwood Corp.........................   201,000        154,218
 Key Coffee, Inc........................    33,000        402,955
 Kibun Food Chemifa Co., Ltd............    35,000        156,838
 *Kimmon Manufacturing Co., Ltd.........    41,000         26,438
 *Kimura Chemical Plants Co., Ltd.......    27,000         31,955
 *Kinki Nippon Tourist Co., Ltd.........   133,000        226,886
 #Kinki Sharyo Co., Ltd., Nagaokakyo....   101,000        178,068
 *#Kinseki, Ltd.........................    56,000        174,607
 *#Kinsho-Mataichi Corp.................    21,000         37,367
 *#Kinugawa Rubber Industrial Co.,
   Ltd..................................    83,000         45,390
 Kioritz Corp...........................    96,000         97,164
 #Kishu Paper Co., Ltd..................   125,000        140,799
 #Kisoji Co., Ltd.......................    22,000        232,543
 *Kitagawa Iron Works Co., Ltd..........   124,000         70,848
 Kita-Nippon Bank, Ltd..................     8,506        322,841
 Kitano Construction Corp...............   116,000        130,662
 *Kitz Corp.............................   234,000        221,556
 Koa Corp...............................    58,000        384,410
 #Koatsu Gas Kogyo Co., Ltd.............    78,000        195,454
 Kobayashi Yoko Co., Ltd................     8,000        103,889
 Koito Industries, Ltd..................     8,000         16,390
 #Kojima Co., Ltd.......................    40,000        253,683
 *Kokune Corp...........................    42,000            343
 Kokusai Kogyo Co., Ltd.................    60,000        202,751
 Komai Tekko, Inc.......................    53,000         83,924
 *Komatsu Construction Co., Ltd.........    29,000         36,216
 *Komatsu Electronics Metals Co., Ltd...    25,000         76,521
 #Komatsu Seiren Co., Ltd...............    75,000        138,350
 Komatsu Wall Industry Co., Ltd.........    14,000        121,928
 Komatsu, Ltd...........................    60,282        215,020
 Konaka Co., Ltd........................    27,000        129,804
 Kondotec, Inc..........................     1,500          5,718
 Konishi Co., Ltd.......................    28,000        232,886
 Kosaido Co., Ltd.......................    34,000        273,354
 *Kosei Securities Co., Ltd.............   137,000        107,350
 *Krosaki Corp..........................    96,000         57,985
 Kumiai Chemical Industry Co., Ltd.,
   Tokyo................................   153,000        202,310
 Kurabo Industries, Ltd.................   374,000        430,429
 Kurimoto, Ltd..........................   204,000        256,426
 #Kuroda Electric Co., Ltd..............    18,000        352,610
 #Kyoden Co., Ltd.......................    68,000        121,552
 #Kyodo Printing Co., Ltd...............   132,000        369,555
 #Kyodo Shiryo Co., Ltd.................   145,000         98,233
 Kyoei Sangyo Co., Ltd..................    44,000         76,497
 Kyoei Tanker Co., Ltd..................    53,000         48,019
 Kyokuto Boeki Kaisha, Ltd..............    36,000         72,579
 Kyokuto Kaihatsu Kogyo Co., Ltd........    38,300        220,706
 #Kyokuyo Co., Ltd......................   167,000        149,941
 #Kyoritsu Maintenance Co., Ltd.........     7,800        125,358
 Kyosan Electric Manufacturing Co.,
   Ltd..................................    94,000        181,839
 Kyowa Electronic Instruments Co.,
   Ltd..................................    30,000         50,198
 #Kyowa Leather Cloth Co., Ltd..........    32,000        132,686
 Kyudenko Corp..........................   122,000        436,159
 #Laox Co., Ltd.........................    21,000         29,825
 Life Corp..............................    97,000        793,323
 *Lonseal Corp..........................    18,000          7,640
 #MR Max Corp...........................    56,300        137,861
                                           SHARES       VALUE+
                                           ------       ------
 Maeda Road Construction Co., Ltd.......   105,000   $    377,097
 Maezawa Industries, Inc................    27,700        110,334
 Maezawa Kaisei Industries Co., Ltd.....    20,600        198,408
 Maezawa Kyuso Industries Co., Ltd......    10,000         41,219
 *Magara Construction Co., Ltd..........    61,000         30,870
 *#Makino Milling Machine Co., Ltd......   125,000        297,923
 *Mamiya-Op Co., Ltd....................    58,000         73,852
 Mars Engineering Corp..................    13,000        323,634
 #Marubun Corp..........................    37,800        174,013
 *#Marudai Food Co., Ltd................   232,000        219,663
 *Maruei Department Store Co., Ltd......    72,000         39,962
 Maruetsu, Inc..........................   189,000        879,321
 Maruha Corp............................   434,000        361,327
 #Marusan Securities Co., Ltd...........   117,000        237,791
 Maruwa Co., Ltd........................    13,000        102,396
 Maruwn Corp............................    44,000         61,772
 Maruya Co., Ltd........................    14,000         74,277
 Maruyama Manufacturing Co., Inc........    73,000         50,051
 *Maruzen Co., Ltd......................   179,000        175,325
 Maruzen Co., Ltd.......................     5,000         14,325
 Maruzen Showa Unyu Co., Ltd............   175,000        329,960
 Maspro Denkoh Corp.....................    27,000        232,502
 Matsuda Sangyo Co., Ltd................    27,000        218,398
 Matsui Construction Co., Ltd...........    40,000         87,499
 Matsuo Bridge Co., Ltd.................    37,000         46,811
 Matsuya Co., Ltd.......................    74,000        256,703
 #Matsuya Foods Co., Ltd................    20,000        394,237
 #Matsuzakaya Co., Ltd..................   123,000        292,152
 Meiden Engineering Co., Ltd............    31,000         79,958
 *#Meidensha Corp.......................   296,000        289,924
 Meiji Shipping Co., Ltd................    47,000         59,078
 #Meiko National Securities Co., Ltd....    99,000        216,561
 Meisei Industrial Co., Ltd.............    29,000         43,317
 #Meito Sangyo Co., Ltd.................    38,000        458,115
 Meito Transportation Co., Ltd..........     9,000         72,285
 Meiwa Estate Co., Ltd..................    34,000        268,081
 *Meiwa Trading Co., Ltd................    55,000         65,992
 Melco, Inc.............................    28,000        466,229
 *Mercian Corp..........................   212,000        304,550
 #Milbon Co., Ltd.......................    12,000        337,918
 #Mimasu Semiconductor Industry Co.,
   Ltd..................................    30,000        299,229
 Miroku Jyoho Service Co., Ltd..........    12,000         47,896
 *#Misawa Homes Co., Ltd................   262,900        246,774
 *#Misawa Resort Co., Ltd...............    40,000         63,666
 Mito Securities Co., Ltd...............    63,000         92,560
 Mitsuba Corp...........................    67,000        228,045
 *Mitsubishi Cable Industries, Ltd......   270,000        198,343
 *Mitsubishi Kakoki Kaisha, Ltd.........   117,000         98,363
 Mitsubishi Pencil Co., Ltd.............    61,000        348,031
 #Mitsubishi Plastics, Inc..............   310,000        409,909
 *Mitsubishi Shindoh Co., Ltd...........    82,000         95,041
 *Mitsubishi Steel Manufacturing Co.,
   Ltd..................................   253,000        128,033
 Mitsuboshi Belting, Ltd................   153,000        345,925
 *#Mitsui Construction Co., Ltd.........   157,000         43,570
 *Mitsui High-Tec, Inc..................    58,000        452,108
 #Mitsui Home Co., Ltd..................    97,000        294,527
 *Mitsui Matsushima Co., Ltd............    90,000         45,545
 *Mitsui Mining Co., Ltd................   225,000         73,460
 #Mitsui Sugar Co., Ltd.................   116,000        184,630
 Mitsui-Soko Co., Ltd...................   204,000        366,322

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Mitsumura Printing Co., Ltd............    49,000   $    118,385
 Mitsuuroko Co., Ltd....................    76,000        437,954
 Miura Co., Ltd.........................    31,000        367,400
 Miura Printing Corp....................    16,000         45,056
 Miyaji Iron Works Co., Ltd.............    90,000        107,987
 #Miyoshi Oil & Fat Co., Ltd............   120,000        173,366
 #Miyuki Keori Co., Ltd.................    50,000        104,477
 Mizuno Corp............................   179,000        410,554
 Mkc-Stat Corp..........................    41,000        203,134
 #Morinaga & Co., Ltd...................   220,000        296,290
 Morishita Jinton Co., Ltd..............    19,800         85,655
 Morita Corp............................    72,000        186,296
 #Moritex Corp..........................    15,000         69,787
 Morozoff, Ltd., Osaka..................    50,000         75,501
 Mory Industries, Inc...................    66,000         79,190
 #Mos Food Services, Inc................    47,000        315,725
 *Mutoh Industries, Ltd.................    61,000         90,120
 Mutow Co., Ltd.........................    38,000         78,782
 Mycal Hokkaido Corp....................    26,000        158,103
 Myojo Foods Co., Ltd...................    25,000         43,056
 #NAC Co., Ltd..........................    13,000         86,373
 #NEC System Integration & Construction,
   Ltd..................................    58,000        388,671
 NOF Corp...............................    54,000        127,380
 *Nabco, Ltd............................   120,000        106,762
 #Nachi-Fujikoshi Corp..................   433,000        427,645
 Nagano Bank, Ltd.......................   122,000        355,499
 *Nagano Japan Radio Co., Ltd...........     6,000          5,583
 #Nagatanien Co., Ltd...................    56,000        351,043
 Naigai Clothes Co., Ltd................    30,000         54,361
 *Naigai Co., Ltd.......................   109,000         42,705
 Nakabayashi Co., Ltd...................    92,000        119,398
 #Nakamuraya Co., Ltd...................    85,000        162,347
 *#Nakano Corp..........................    66,000         30,706
 *Nakayama Steel Works, Ltd.............   206,000        117,700
 Nemic-Lambda KK........................    26,484        191,094
 Neturen Co., Ltd., Tokyo...............    67,000        162,421
 New Japan Radio Co., Ltd...............    29,000        161,197
 Nichia Steel Works, Ltd................    64,900        128,725
 Nichias Corp...........................   237,000        450,728
 #Nichiban Co., Ltd.....................    58,000        133,502
 *Nichiboshin, Ltd......................     1,190            971
 Nichiha Corp...........................    64,980        438,097
 *#Nichimen Corp........................   442,000        245,325
 Nichimo Co., Ltd.......................    54,000         83,304
 *Nichimo Corp..........................    85,000         18,039
 #Nichireki Co., Ltd....................    44,000        120,671
 #Nichiro Corp..........................   289,000        254,761
 Nidec Tosok Corp.......................     3,000         16,969
 Nihon Dempa Kogyo Co., Ltd.............    28,000        313,562
 Nihon Inter Electronics Corp...........    11,000         17,777
 *Nihon Kentetsu Co., Ltd...............    27,000         23,801
 Nihon Kohden Corp......................    85,000        301,106
 Nihon Matai Co., Ltd...................    50,000         71,420
 Nihon Nohyaku Co., Ltd.................   103,000        112,656
 #Nihon Nosan Kogyo KK..................   201,000        269,061
 #Nihon Parkerizing Co., Ltd............    92,000        247,806
 Nihon Shokuh Kako Co., Ltd.............    26,000         31,196
 *Nihon Spindle Manufacturing Co.,
   Ltd..................................    56,000         54,850
 Nihon Tokushu Toryo Co., Ltd...........    35,000        105,987
 *Niigata Engineering Co., Ltd..........   142,000          1,159
 #Nikken Chemicals Co., Ltd.............   130,000        270,579
                                           SHARES       VALUE+
                                           ------       ------
 Nikkiso Co., Ltd.......................   107,000   $    379,913
 Nikko Co., Ltd., Akashi................    65,000        157,573
 *Nippei Toyama Corp....................    34,000         31,914
 #Nippon Beet Sugar Manufacturing Co.,
   Ltd..................................   265,000        330,939
 *Nippon Carbide Industries Co., Inc.,
   Tokyo................................   101,000         51,112
 *#Nippon Carbon Co., Ltd...............   177,000         91,017
 #Nippon Ceramic Co., Ltd...............    32,000        192,760
 Nippon Chemical Industrial Co., Ltd....   131,000        182,843
 #Nippon Chemi-Con Corp.................   113,000        374,468
 *#Nippon Chemiphar Co., Ltd............    49,000        173,979
 Nippon Chutetsukan KK..................    44,000         38,069
 *Nippon Columbia Co., Ltd..............   134,000         98,437
 Nippon Concrete Industries Co., Ltd....    65,000         44,035
 Nippon Conlux Co., Ltd.................    63,000        262,254
 *Nippon Conveyor Co., Ltd..............    43,000         14,741
 Nippon Denko Co., Ltd..................   159,000        180,394
 #Nippon Densetsu Kogyo Co., Ltd........   118,000        447,863
 #Nippon Denwa Shisetu Co., Ltd.........    90,000        176,305
 Nippon Felt Co., Ltd...................    28,000         61,707
 #Nippon Fine Chemical Co., Ltd.........    40,000         98,274
 #Nippon Flour Mills Co., Ltd...........   186,000        368,918
 *Nippon Formula Feed Manufacturing Co.,
   Ltd..................................   100,000         65,298
 Nippon Gas Co., Ltd....................    62,000        442,803
 *Nippon Hume Pipe Co., Ltd.............    43,000         55,805
 *Nippon Kakon Seishi Co., Ltd..........   132,000          1,077
 *#Nippon Kasei Chemical Co., Ltd.......   154,000        121,928
 *#Nippon Kinzoku Co., Ltd..............    93,000         50,100
 #Nippon Koei Co., Ltd., Tokyo..........   146,000        229,996
 Nippon Kokan Koji Corp.................    32,000         80,970
 #Nippon Konpo Unyu Soko Co., Ltd.......    59,000        413,190
 *Nippon Koshuha Steel Co., Ltd.........   151,000         55,463
 *Nippon Lace Co., Ltd..................    26,000          9,550
 Nippon Light Metal Co., Ltd............   570,000        437,334
 *#Nippon Metal Industry Co., Ltd.......   282,000        128,898
 Nippon Pillar Packing Co., Ltd.........    15,000         72,236
 Nippon Pipe Manufacturing Co., Ltd.....    35,000         58,850
 *Nippon Piston Ring Co., Ltd...........   133,000         70,563
 #Nippon Road Co., Ltd..................   147,000        158,381
 Nippon Seiki Co., Ltd..................    76,000        310,166
 *Nippon Seisen Co., Ltd................    39,000         49,341
 Nippon Sharyo, Ltd.....................   215,000        333,428
 Nippon Shinyaku Co., Ltd...............    73,000        325,927
 Nippon Signal Co., Ltd.................   109,000        237,546
 *Nippon Soda Co., Ltd..................   192,000        305,595
 *#Nippon Steel Chemical Co., Ltd.......   306,000        394,629
 Nippon Suisan Kaisha, Ltd..............   246,000        445,758
 #Nippon Synthetic Chemical Industry
   Co., Ltd.............................   152,000        132,751
 Nippon Systemware Co., Ltd.............    20,000        128,964
 Nippon Thompson Co., Ltd...............    77,000        280,937
 Nippon Tungsten Co., Ltd...............     3,000          3,453
 Nippon Unipac Holding..................         1          3,624
 *Nippon Valqua Industries, Ltd.........   119,000        130,155
 *Nippon Yakin Kogyo Co., Ltd...........   243,000         33,718
 Nippon Yusoki Co., Ltd.................    49,000         60,393
 #Nishimatsuya Chain Co., Ltd...........    20,400        497,033
 *Nishimatsuya New......................    10,200        240,607
 *Nissan Construction Co., Ltd..........    90,000            735
 *Nissan Diesel Motor Co., Ltd..........   284,000        185,447

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Nissan Shatai Co., Ltd.................   168,000   $    571,816
 *Nisseki House Industry Co., Ltd.......   260,000          2,122
 Nissha Printing Co., Ltd...............    81,000        518,998
 #Nisshin Fire & Marine Insurance Co.,
   Ltd..................................   201,000        395,388
 Nisshin Fudosan Co., Ltd...............     9,000         66,114
 Nisshin Oil Mills, Ltd.................   196,000        415,949
 Nissho Electronics Corp................    23,000        188,108
 Nissin Corp............................   150,000        233,849
 Nissin Electric Co., Ltd...............   187,000        219,793
 Nissin Kogyo Co., Ltd..................    22,500        472,901
 Nissin Sugar Manufacturing Co., Ltd....    96,000        108,917
 Nissui Pharmaceutical Co., Ltd.........    13,000         52,100
 Nitsuko Corp...........................    75,000        200,180
 Nitta Corp.............................    42,000        300,649
 Nittetsu Mining Co., Ltd...............   147,000        226,772
 Nitto Boseki Co., Ltd..................   364,000        314,933
 Nitto Construction Co., Ltd............    49,000         77,990
 Nitto Electric Works, Ltd..............    67,000        380,076
 #Nitto Flour Milling Co., Ltd..........    54,000         98,731
 Nitto Kohki Co., Ltd...................    25,000        291,801
 Nitto Seiko Co., Ltd...................    56,000         66,278
 *Nitto Seimo Co., Ltd..................    32,000         11,492
 #Nittoc Construction Co., Ltd..........    61,000        156,340
 Noda Corp..............................     1,300          3,236
 Nohmi Bosai, Ltd.......................    59,000        224,895
 Nomura Co., Ltd........................     6,000         15,476
 O-M, Ltd...............................    46,000         28,535
 *#OKK Corp.............................   101,000         28,854
 OSG Corp...............................   133,000        385,381
 *Obayashi Road Corp....................    65,000         95,498
 Odakyu Construction Co., Ltd...........    29,000         57,756
 Odakyu Real Estate Co., Ltd............    58,000        108,885
 Ohki Corp..............................    73,000        112,019
 *Ohtsu Tire & Rubber Co., Ltd..........   126,000        200,547
 Oiles Corp.............................    30,000        453,985
 Okabe Co., Ltd.........................    39,000         82,129
 Okamoto Industries, Inc................   212,000        391,070
 *Oki Electric Cable Co., Ltd...........    56,000         83,190
 Okinawa Electric Power Co., Ltd........    20,000        422,805
 *Okuma and Howa Machinery, Ltd.........    69,000         38,861
 *Okuma Corp............................   163,000        187,593
 *Okura and Co., Ltd....................   128,000              0
 #Okura Industrial Co., Ltd.............    96,000        278,170
 Olympic Corp...........................    31,000        375,244
 *Ono Sokki Co., Ltd....................    43,000         57,560
 Organo Corp............................   101,000        291,834
 *Orient Watch Co., Ltd.................    12,000          2,840
 #Oriental Construction Co., Ltd........    39,000        130,196
 Oriental Yeast Co., Ltd................    34,000        174,003
 Origin Electric Co., Ltd...............    54,000        109,750
 Osaka Securities Finance Co., Ltd......    54,000         78,015
 Osaka Steel Co., Ltd...................    62,000        302,118
 Osaki Electric Co., Ltd................    56,000        159,980
 Oyo Corp...............................    47,000        321,479
 #P.S.C. Corp...........................    35,000        115,129
 PCA Corp...............................     3,000         20,324
 Pacific Industrial Co., Ltd............    78,000        165,531
 *Pacific Metals Co., Ltd...............   299,000        185,479
 #Parco Co., Ltd........................    82,000        331,976
 *Pasco Corp............................   111,500        322,173
 #Penta-Ocean Construction Co., Ltd.....   379,000        145,394
                                           SHARES       VALUE+
                                           ------       ------
 Pigeon Corp............................    37,000   $    256,401
 *Pilot Group Holdings Corp.............        32         77,574
 Pocket Card Co., Ltd...................    41,000        265,380
 *#Pokka Corp...........................    48,000         88,936
 Poplar Co., Ltd........................     6,600         55,218
 *Press Kogyo Co., Ltd..................   143,000         72,367
 *#Prima Meat Packers, Ltd..............   230,000         90,111
 Pulstec Industrial Co., Ltd............    21,200         89,116
 Q'Sai Co., Ltd.........................    42,000        118,614
 #Raito Kogyo Co., Ltd..................    84,900        161,463
 #Rasa Industries, Ltd..................   119,000        163,180
 Renown Look, Inc.......................    50,000        170,591
 *#Renown, Inc..........................   402,000        200,155
 Rheon Automatic Machinery Co., Ltd.....    40,000         94,356
 *Rhythm Watch Co., Ltd.................   344,000        221,818
 Ricoh Elemex Corp......................    11,000         28,282
 Ricoh Leasing Co., Ltd.................     4,000         47,178
 Right On Co., Ltd......................    21,000        236,542
 Riken Corp.............................   193,000        385,953
 Riken Keiki Co., Ltd...................    33,000        111,782
 #Riken Vinyl Industry Co., Ltd.........   123,000        307,211
 Riken Vitamin Co., Ltd.................    24,000        210,586
 Ringer Hut Co., Ltd....................    26,000        250,418
 #Rock Field Co., Ltd...................    14,000        229,686
 #Rohto Pharmaceutical Co., Ltd.........    56,000        413,206
 Roland Corp............................    26,400        247,591
 *Royal Co., Ltd........................    62,000        456,466
 *Ryobi, Ltd............................   238,000        264,196
 Ryoden Trading Co., Ltd................    80,000        195,241
 Ryoyo Electro Corp.....................    45,000        351,508
 #S Foods, Inc..........................    28,000        129,127
 S.T. Chemical Co., Ltd.................    48,000        309,121
 SMK Corp...............................   127,000        327,568
 SPC Electronic Corp....................    29,000        122,614
 SRL, Inc...............................    42,000        357,899
 *#SXL Corp.............................   148,000        108,721
 Saeki Kensetsu Kogyo Co., Ltd..........    71,000         41,726
 #Sagami Chain Co., Ltd.................    37,000        280,864
 Sagami Co., Ltd........................    60,000        180,713
 *Sailor Pen Co., Ltd...................    44,000         75,419
 Sakai Chemical Industry Co., Ltd.......   141,000        368,281
 Sakai Heavy Industries, Ltd............    60,000         62,686
 *Sakai Ovex Co., Ltd...................    85,000         31,221
 Sakata Inx Corp........................    92,000        210,260
 *Sakurada Co., Ltd.....................    38,000         24,503
 Sala Corp..............................    41,000        207,819
 San-Ai Oil Co., Ltd....................   118,000        289,907
 Sankei Building Co., Ltd...............    97,000        260,482
 #Sanki Engineering Co., Ltd............   105,000        511,652
 Sanko Co., Ltd.........................     2,000          6,122
 *Sanko Metal Industrial Co., Ltd.,
   Tokyo................................    54,000         35,702
 *Sankyo Aluminum Industry Co., Ltd.....   359,000        254,932
 *Sankyo Seiki Manufacturing Co., Ltd...    76,000        124,687
 Sankyo Seiko Co., Ltd..................    86,000        234,453
 *#Sankyu, Inc., Tokyo..................   415,000        281,149
 Sanoh Industrial Co., Ltd..............    53,000        171,742
 Sanshin Electronics Co., Ltd...........    51,000        184,410
 Sanwa Electric Co., Ltd................    17,000         18,732
 Sanyo Denki Co., Ltd...................    65,000        116,720
 Sanyo Engineering & Construction,
   Inc..................................     9,000         17,630

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 #Sanyo Industries, Ltd., Tokyo.........    48,000   $    144,178
 #Sanyo Special Steel Co., Ltd..........   339,000        254,565
 Sasebo Heavy Industries Co., Ltd.,
   Tokyo................................   257,000        151,035
 *Sata Construction Co., Ltd., Gumma....    61,000         24,397
 Sato Shoji Corp........................    31,000         64,017
 Satori Electric Co., Ltd...............    10,400         42,698
 *Sawafugji Electric Co., Ltd...........    31,000         33,906
 Secom Techno Service Co., Ltd..........     9,000        142,513
 Seijo Corp.............................     8,000         74,179
 Seika Corp.............................   145,000        146,758
 *Seikitokyu Kogyo Co., Ltd.............    86,000         41,415
 *Seiko Corp............................   102,407        158,816
 Seirei Industry Co., Ltd...............    12,000          9,403
 #Seiren Co., Ltd.......................    81,000        234,706
 #Sekisui Jushi Co., Ltd................    85,000        232,420
 #Sekisui Plastics Co., Ltd.............   150,000        224,054
 Sekiwa Real Eastate, Ltd...............    16,000         62,033
 Senko Co., Ltd.........................   205,000        389,871
 Senshukai Co., Ltd.....................    70,000        316,533
 Shaddy Co., Ltd........................    27,000        263,796
 *#Shibaura Engineering Works Co.,
   Ltd..................................    71,000        170,379
 Shibusawa Warehouse Co., Ltd...........   119,000        217,573
 Shibuya Kogyo Co., Ltd.................    54,000        370,240
 *Shikibo, Ltd..........................   155,000         46,811
 #Shikoku Chemicals Corp................    89,000        289,124
 Shikoku Coca-Cola Bottling Co., Ltd....    31,000        258,091
 Shimizu Bank, Ltd......................    12,600        524,507
 *#Shimura Kako Co., Ltd................    55,000         39,505
 Shin Nippon Air Technologies Co.,
   Ltd..................................    37,180        115,927
 Shinagawa Fuel Co., Ltd................   160,000        543,280
 Shinagawa Refractories Co., Ltd........   116,000        134,449
 #Shindengen Electric Manufacturing Co.,
   Ltd..................................   106,000        186,883
 Shin-Etsu Polymer Co., Ltd.............   111,000        480,186
 #Shinkawa, Ltd.........................    21,000        389,095
 Shin-Keisei Electric Railway Co.,
   Ltd..................................    32,000         84,888
 Shinki Co., Ltd........................    61,000        206,130
 *#Shinko Electric Co., Ltd.............   257,000        385,977
 Shinko Shoji Co., Ltd..................    41,000        148,586
 Shin-Kobe Electric Machinery Co.,
   Ltd..................................    71,000        223,115
 *Shinmaywa Industries, Ltd.............   168,000        213,917
 *Shinsho Corp..........................   110,000         96,968
 *Shinwa Kaiun Kaisha, Ltd..............   238,000        102,959
 *Shinyei Kaisha........................    54,000         35,702
 Shiroki Co., Ltd.......................   132,000        244,574
 #Sho-Bond Corp.........................    39,100        247,337
 Shobunsha Publications, Inc............    25,000        274,864
 *#Shochiku Co., Ltd....................    99,000        513,929
 Shoei Co., Ltd.........................     6,000         62,196
 Shoko Co., Ltd.........................   156,000        162,984
 Shokusan Bank, Ltd.....................    52,000        136,669
 *Shokusan Jutaku Sogo Co., Ltd.........   204,000          1,665
 Showa Aircraft Industry Co., Ltd.......    22,000         38,787
 *#Showa Electric Wire & Cable Co.,
   Ltd., Kawasaki.......................   313,000        168,616
 #Showa Highpolymer Co., Ltd............    79,000        162,494
 Showa Mining Co., Ltd..................     8,000          5,877
 #Showa Sangyo Co., Ltd.................   282,000        506,387
 Showa Tansan Co., Ltd..................     9,000         20,055
                                           SHARES       VALUE+
                                           ------       ------
 Siix Corp..............................     6,000   $     81,786
 *#Silver Seiko, Ltd....................    87,000         35,506
 Sintokogio, Ltd., Nagoya...............   108,000        209,803
 *Snow Brand Milk Products Co., Ltd.....   112,500        161,613
 Snow Brand Seed Co., Ltd...............     4,000          9,795
 Soda Nikka Co., Ltd....................    35,000         47,994
 *Sodick Co., Ltd.......................    64,000        104,477
 #Sogo Medical Co., Ltd.................     8,800        114,853
 *Sokkisha Co., Ltd.....................    40,000         34,934
 Sonton Food Industry Co., Ltd..........    15,000         99,172
 Sotetsu Rosen Co., Ltd.................    44,000        193,935
 Sotoh Co., Ltd.........................    12,000         69,542
 Star Micronics Co., Ltd................    59,000        261,976
 Stella Chemifa Corp....................    14,000        204,546
 Subaru Enterprise Co., Ltd.............    36,000         97,262
 Sumida Corp............................    16,000        367,628
 *#Suminoe Textile Co., Ltd.............   142,000        132,131
 *Sumitomo Coal Mining Co., Ltd.........    90,500         22,899
 *#Sumitomo Construction Co., Ltd.......   214,000         78,603
 #Sumitomo Densetsu Co., Ltd............    50,700        153,530
 *Sumitomo Heavy Industries, Ltd........   618,000        388,409
 *Sumitomo Light Metal Industries,
   Ltd..................................   493,000        249,488
 Sumitomo Precision Products Co., Ltd.,
   Amagasaki City.......................    78,000        190,360
 #Sumitomo Seika Chemicals Co., Ltd.....   102,000        188,989
 *#Sumitomo Special Metals Co., Ltd.....    76,000        369,098
 Sumitomo Warehouse Co., Ltd............   203,000        442,403
 Sun Wave Corp..........................    88,000        112,052
 Sun-S, Inc.............................    56,300        325,811
 SunTelephone Co., Ltd..................    65,000        137,412
 Suruga Corp............................    11,000        114,476
 *Suzutan Co., Ltd......................    62,000         18,218
 #Sysmex Corp...........................    23,700        492,319
 T.Hasegawa Co., Ltd....................    18,000        220,969
 TKC Corp...............................     5,400         62,632
 TOC Co., Ltd...........................    80,000        368,934
 TYK Corp...............................    67,000        117,577
 Tabai Espec Corp.......................    34,000        122,385
 Tachihi Enterprise Co., Ltd............    17,000        278,905
 Tachikawa Corp.........................    14,000         46,851
 Tachi-S Co., Ltd.......................    16,000         59,421
 Tadano, Ltd............................   206,000        314,427
 Taihei Dengyo Kaisha, Ltd..............    66,000        152,993
 #Taihei Kogyo Co., Ltd.................   114,000         68,857
 *Taiheiyo Kouhatsu, Inc................    90,000         29,384
 Taiho Kogyo Co., Ltd...................    30,000        244,623
 Taikisha, Ltd..........................    97,000        829,743
 *Taisei Fire & Marine Insurance Co.,
   Ltd..................................   118,000            963
 *Taisei Prefab Construction Co., Ltd...   134,000         94,062
 #Taisei Rotec Corp.....................   127,000        161,711
 #Taito Co., Ltd........................    70,000        125,128
 #Taiyo Toyo Sanso Co., Ltd.............   232,000        454,475
 Takada Kiko Co., Ltd...................    31,000        103,489
 Takagi Securities Co., Ltd.............    94,000         88,234
 Takamatsu Corp.........................    19,500        162,347
 Takano Co., Ltd........................    15,000         90,601
 *Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo..........................   156,000         89,132
 *Taka-Q Co., Ltd.......................    69,500         39,709
 Takara Printing Co., Ltd...............     6,000         25,221
 *Takarabune Corp.......................    52,000         19,524

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Takasago Electric Industry Co., Ltd....    22,000   $    145,452
 Takasago International Corp............   136,000        408,505
 *Takashima & Co., Ltd..................    60,000         34,282
 Takigami Steel Construction Co., Ltd...    18,000         44,076
 #Takiron Co., Ltd......................   140,000        261,682
 Tamura Corp............................   112,000        203,861
 *#Tamura Electric Works, Ltd...........    74,000         97,245
 Tanseisha Co., Ltd.....................    26,000         82,129
 Tasaki Shinju Co., Ltd.................    53,000        132,808
 *Tateho Chemical Industries Co., Ltd...    26,500         47,586
 *Tatsuta Electric Wire & Cable Co.,
   Ltd..................................   106,000         83,924
 Taya Co., Ltd..........................     5,000         39,587
 *#Tayca Corp...........................    74,000        114,157
 *Teac Corp.............................   109,000        123,666
 Techno Ryowa, Ltd......................    16,400         40,962
 Tecmo, Ltd.............................    22,000        182,982
 Teijin Seiki Co., Ltd..................   138,000        246,680
 #Teikoku Hormone Manufacturing Co.,
   Ltd..................................    33,000        155,687
 Teikoku Piston Ring Co., Ltd...........    42,000         99,416
 Teikoku Sen-I Co., Ltd.................    39,000         96,453
 Teikoku Tsushin Kogyo Co., Ltd.........    73,000        206,758
 #Tekken Corp...........................   274,000        205,754
 *Ten Allied Co., Ltd...................    37,000        119,291
 Tenma Corp.............................    50,000        458,719
 Teraoka Seisakusho Co., Ltd............    13,000         50,508
 Tetra Co., Ltd., Tokyo.................    41,000         56,222
 #The Daito Bank, Ltd...................   114,000        286,593
 Thermal Engineering Co., Ltd...........     1,000          3,771
 Tigers Polymer Corp....................    16,000         44,142
 *Titan Kogyo KK........................    36,000         24,095
 #Toa Corp..............................   293,000        255,895
 #Toa Doro Kogyo Co., Ltd...............    85,000        135,983
 Toa Oil Co., Ltd.......................    67,000         59,062
 *Toa Wool Spinning & Weaving Co.,
   Ltd..................................    73,000         16,088
 Toagosei Co., Ltd......................   292,719        353,609
 *Tobu Store Co., Ltd...................    71,000        110,109
 #Tochigi Bank, Ltd.....................    76,000        411,280
 Tochigi Fuji Industrial Co., Ltd.......    51,000         97,825
 #Toda Kogyo Corp.......................    88,000        290,903
 #Todentu Corp..........................    57,000         89,328
 Toenec Corp............................   101,000        312,443
 Tohcello Co., Ltd......................     8,000         12,080
 Toho Co., Ltd..........................    35,000        243,684
 Toho Real Estate Co., Ltd..............    98,000        323,160
 Toho Titanium Co., Ltd.................    44,000        247,447
 #Toho Zinc Co., Ltd....................   205,000        200,792
 Tohoku Bank, Ltd.......................    63,000        103,873
 Tohoku Misawa Homes Co., Ltd...........    24,000         90,699
 Tohoku Pioneer Corp....................    26,800        334,685
 *Tohpe Corp............................    36,000         17,630
 Tohto Suisan Co., Ltd..................    54,000         75,811
 Tokai Carbon Co., Ltd..................   275,000        417,500
 Tokai Corp.............................   108,000        409,027
 *Tokai Kanko Co., Ltd..................   333,000         62,515
 #Tokai Pulp Co., Ltd...................    88,000        280,847
 *Tokai Senko KK, Nagoya................    47,000         28,772
 Tokai Tokyo Securities Co., Ltd........   366,250        406,562
 #Tokico, Ltd...........................   189,000        513,708
 *Tokimec, Inc..........................   119,000         68,963
                                           SHARES       VALUE+
                                           ------       ------
 *#Tokin Corp...........................    86,000   $    357,997
 Toko Electric Corp.....................    39,000         56,026
 *Toko, Inc.............................   129,000        250,598
 Tokushima Bank, Ltd....................    61,200        338,682
 #Tokushu Paper Manufacturing Co.,
   Ltd..................................   119,000        371,040
 Tokyo Biso Kogyo Corp..................     5,000         21,997
 Tokyo Denki Komusho Co., Ltd...........    57,000        163,768
 Tokyo Denpa Co., Ltd...................    11,000         95,172
 *Tokyo Dome Corp.......................   113,000        231,506
 Tokyo Kikai Seisakusho, Ltd............   132,000        246,729
 Tokyo Leasing Co., Ltd.................    86,000        624,740
 Tokyo Nissan Auto Sales Co., Ltd.......    97,000        191,601
 #Tokyo Rakutenchi Co., Ltd.............    92,000        274,840
 *Tokyo Rope Manufacturing Co., Ltd.....   286,000        107,383
 Tokyo Sangyo Co., Ltd..................    36,500         84,014
 Tokyo Steel Manufacturing Co., Ltd.....    77,400        247,018
 #Tokyo Tatemono Co., Ltd...............   244,000        370,436
 *Tokyo Tekko Co., Ltd..................    67,000         79,843
 Tokyo Theatres Co., Inc., Tokyo........   116,000         78,586
 *Tokyo Tomin Bank, Ltd.................    45,200        351,225
 Tokyo Tungsten Corp....................    32,200        310,133
 Tokyotokeiba Co., Ltd..................   422,000        378,892
 #Tokyu Community Corp..................    19,000        212,619
 *#Tokyu Construction Co., Ltd..........   579,000        288,283
 *Tokyu Department Store Co., Ltd.......   406,000        235,285
 Tokyu Livable Inc......................    12,000         74,930
 Tokyu Recreation Corp..................    32,000        155,410
 Tokyu Store Chain Corp.................   175,000        524,221
 *Tokyu Tourist Corp....................    92,000         51,814
 Toli Corp..............................   101,000        114,590
 Tomato Bank, Ltd.......................   128,000        301,938
 Tomen Electronics Corp.................    10,000        208,138
 Tomoe Corp.............................    56,000         74,048
 *#Tomoegawa Paper Co., Ltd.............    55,000        127,495
 #Tomoku Co., Ltd.......................   185,000        280,864
 #Tomy Co., Ltd.........................    27,000        233,604
 Tonami Transportation Co., Ltd.........   173,000        364,314
 Topcon Corp............................    68,000        146,529
 Topre Corp.............................    85,000        297,637
 Topy Industries, Ltd...................   325,000        472,187
 #Torigoe Co., Ltd......................    35,000        108,272
 Torishima Pump Manufacturing Co., Ltd.,
   Osaka................................    45,000        159,409
 Tose Co., Ltd..........................     6,100         49,541
 *Toshiba Ceramics Co., Ltd.............   350,000        717,055
 *#Toshiba Engineering & Construction
   Co., Ltd.............................   101,000        155,809
 *#Toshiba Machine Co., Ltd.............   294,000        580,729
 Toshiba Tungaloy Co., Ltd..............   124,000        260,115
 Tosho Printing Co., Ltd................    94,000        183,373
 *Totenko Co., Ltd......................    35,000         64,849
 Totetsu Kogyo Co., Ltd.................    53,000         83,924
 *Totoku Electric Co., Ltd., Tokyo......    62,000         46,558
 Tottori Bank, Ltd......................   127,000        388,728
 *Towa Corp.............................    28,000        206,375
 Towa Meccs Corp........................    75,000         38,567
 *#Towa Real Estate Development Co.,
   Ltd..................................   160,000         44,403
 Toyo Bussan Co., Ltd...................    11,000         53,332
 *#Toyo Communication Equipment Co.,
   Ltd..................................    79,000        208,276

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#Toyo Construction Co., Ltd...........   290,000   $     94,682
 *Toyo Electric Co., Ltd................    67,000         57,422
 *#Toyo Engineering Corp................   473,000        505,758
 *Toyo Kanetsu KK.......................   206,000        119,381
 Toyo Kohan Co., Ltd....................   140,000        331,388
 Toyo Radiator Co., Ltd.................   104,000        215,614
 Toyo Securities Co., Ltd...............   113,000        139,273
 *#Toyo Shutter Co., Ltd................    77,000         15,712
 *Toyo Sugar Refining Co., Ltd..........    60,000         26,935
 Toyo Tire & Rubber Co., Ltd............   307,000        541,256
 *Toyo Umpanki Co., Ltd.................   146,000        196,629
 Toyo Wharf & Warehouse Co., Ltd........   118,000        144,472
 #Trusco Nakayama Corp..................    36,000        447,814
 Tsubaki Nakashima Co., Ltd.............    47,000        265,469
 Tsubakimoto Machinery & Engineering
   Co., Ltd.............................    44,000         48,484
 *Tsudakoma Corp........................   101,000        129,429
 *#Tsugami Corp.........................   124,000        122,467
 *Tsukamoto Co., Ltd....................    44,000         26,935
 Tsukishima Kikai Co., Ltd..............    60,000        278,660
 *Tsumura & Co..........................    91,000        802,187
 Tsurumi Manufacturing Co., Ltd.........    42,000        173,464
 Tsutsumi Jewelry Co., Ltd..............    24,800        623,466
 #Tsutsunaka Plastic Industry Co.,
   Ltd..................................    71,000        170,379
 *Tsuzuki Denki Co., Ltd................     5,000          7,428
 U-Shin, Ltd............................    38,000        105,767
 Ube Material Industries, Ltd...........    16,000         15,149
 Uchida Yoko Co., Ltd...................    72,000        142,219
 Ueki Corp..............................    47,000         66,751
 Unicafe, Inc...........................     4,200         47,651
 #Uniden Corp...........................    76,000        543,411
 Unimat Offisco Corp....................    27,700        296,184
 *#Unitika, Ltd.........................   699,000        251,039
 *Utoc Corp.............................    68,000         43,293
 Wakachiku Construction Co., Ltd........   194,000        104,510
 #Wakamoto Pharmaceutical Co., Ltd......    48,000        113,619
 Wakodo Co., Ltd........................     2,000         48,647
 Warabeya Nichiyo Co., Ltd..............     6,000         33,351
 Xebio Co., Ltd.........................    12,000        210,586
 #Yahagi Construction Co., Ltd..........    59,000        177,219
 #Yaizu Suisankagaku Industry Co.,
   Ltd..................................    14,000         93,703
 Yamaichi Electronics Co., Ltd..........    21,000        236,542
 Yamamura Glass Co., Ltd................   213,000        272,954
 *Yamatane Corp.........................   131,000         56,671
 Yamatane Securities Co., Ltd...........   255,000        328,858
 Yamato Corp............................    36,000        117,830
 Yamato International, Inc..............    43,000         53,349
 Yamato Kogyo Co., Ltd..................   130,000        527,364
 Yamaura Corp...........................    19,000         46,060
 Yamazen Co., Ltd.......................   140,000        183,977
 Yaoko Co., Ltd.........................    29,000        420,153
 Yasuda Warehouse Co., Ltd..............    18,000         55,683
 Yellow Hat, Ltd., Tokyo................    44,000        312,451
 Yodogawa Steel Works, Ltd..............   264,000        635,677
 Yokogawa Bridge Corp...................    70,400        259,730
 *Yokohama Matsuzakaya, Ltd.............    27,000         11,019
                                           SHARES       VALUE+
                                           ------       ------
 Yokohama Reito Co., Ltd................   111,000   $    448,476
 Yokowo Co., Ltd........................    28,000        166,608
 Yomeishu Seizo Co., Ltd................    46,000        304,126
 Yomiuri Land Co., Ltd..................   157,000        452,361
 #Yondenko Corp.........................    58,800        213,094
 Yonekyu Corp...........................    41,500        311,635
 Yonex Co., Ltd.........................    19,000         62,498
 Yorozu Corp............................    26,800         82,031
 Yoshihara Oil Mill, Ltd................    36,000         64,645
 Yoshimoto Kogyo Co., Ltd...............    60,000        478,472
 *#Yuasa Corp...........................   260,000        282,251
 Yuasa Funashoku Co., Ltd...............    33,000         40,403
 *#Yuasa Trading Co., Ltd...............   174,000         90,895
 *Yuken Kogyo Co., Ltd..................    60,000         34,771
 Yuki Gosei Kogyo Co., Ltd..............    14,000         29,825
 Yukiguni Maitake Co., Ltd..............    26,000        116,296
 *Yuraku Real Estate Co., Ltd...........    39,000         51,888
 #Yurtec Corp...........................   119,000        343,844
 #Yushin Precision Equipment Co., Ltd...    15,000        244,868
 Yushiro Chemical Industry Co., Ltd.....    10,000         49,790
 Zenchiku Co., Ltd......................   126,000        134,726
 Zenrin Co., Ltd........................    49,600        314,567
 Zensho Co., Ltd........................    17,000        305,269
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $422,946,842)...................              189,031,331
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $10,985).......................                   10,920
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *BSL Corp. Warrants 01/30/04
   (Cost $0)............................     3,950              0
                                                     ------------
TOTAL -- JAPAN
  (Cost $422,957,827)...................              189,042,251
                                                     ------------

                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
TEMPORARY CASH
  INVESTMENTS -- (2.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $5,280,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $5,227,200) to be
   repurchased at $5,149,519
   (Cost $5,149,000)....................  $  5,149      5,149,000
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $428,106,827)++.................             $194,191,251
                                                     ============

--------------------

  +  See Note B to Financial Statements.
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $430,978,629.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES         VALUE+
                                            ------         ------
AUSTRALIA -- (31.4%)
COMMON STOCKS -- (31.3%)
 *A.I., Ltd.............................      129,195   $     11,242
 A.P. Eagers, Ltd.......................       23,939         66,658
 ABC Learning...........................      133,000        191,889
 ADCorp Australia, Ltd..................      109,324         57,077
 ARB Corporation, Ltd...................      116,670        157,849
 Abigroup, Ltd..........................      129,710        150,005
 Adelaide Bank, Ltd.....................      116,153        480,577
 Adelaide Brighton, Ltd.................      876,359        526,419
 #Adsteam Marine, Ltd...................      434,628        429,433
 Adtrans Group, Ltd.....................       29,000         43,957
 *Agenix, Ltd...........................      149,379         25,577
 Alesco Corp., Ltd......................       81,261        177,915
 *Allstate Explorations NL..............       49,087          3,445
 Altium.................................      162,100        105,562
 Amalgamated Holdings, Ltd..............      266,483        372,507
 *Amity Oil NL..........................      222,481         69,943
 *Amrad Corp., Ltd......................      135,523         31,193
 *Anaconda Nickel NL....................      500,170         54,754
 *Anateus Energy, Ltd...................      193,687         10,112
 #Aquarius Platinum (Australia), Ltd....       44,452        207,625
 *Argonaut Resources NL.................        2,844            176
 *Ariadne Australia, Ltd................      270,353         33,390
 *Aspen Group, Ltd......................       15,795          1,507
 Atlas Pacific, Ltd.....................       82,585         17,618
 *AuIron Energy, Ltd....................      260,290         11,544
 *Aurora Gold, Ltd......................      226,812         26,103
 Ausdrill, Ltd..........................      103,961         22,761
 Ausmelt, Ltd...........................       36,118         16,424
 Austal, Ltd............................      356,800        224,341
 *Austar United Communications, Ltd.....      440,796         40,831
 *Austral Coal, Ltd.....................      285,300         92,896
 Australand Holdings, Ltd...............      300,000        232,416
 *#Australian Magnesium Corp., Ltd......      332,383         82,103
 Australian Pharmaceutical Industries,
   Ltd..................................      287,700        442,543
 Australian Pipeline Trust..............      124,100        176,262
 Australian Provincial Newspaper
   Holdings, Ltd........................            1              2
 *Australian Resources, Ltd.............      141,446         18,263
 *Australian Worldwide Exploration,
   Ltd..................................      308,100        153,938
 *Autron Corporation, Ltd...............      989,247        105,517
 Bank of Queensland, Ltd................      139,752        545,266
 Beach Petroleum NL.....................    1,785,506        320,757
 *Beaconsfield Gold NL..................       89,078         10,252
 *Bendigo Mining NL.....................    1,712,123        264,322
 *Beyond International, Ltd.............       61,256         13,755
 *Biota Holdings, Ltd...................       97,808         26,631
 Blackmores, Ltd........................       27,894         95,523
 *Bligh Oil & Minerals NL Issue 00......      602,266         33,473
 *Brandrill, Ltd........................       97,929          9,621
 #Brazin, Ltd...........................       98,875        106,019
 Bridgestone Australia, Ltd.............       49,000         50,065
 Bristile, Ltd..........................      276,832        393,190
 *#Burns, Philp & Co., Ltd..............    1,079,004        345,274
 #Burswood, Ltd.........................      759,819        281,527
 Cabcharge Austalia, Ltd................      196,800        351,332
 *#Caltex Australia, Ltd................      499,500        616,912
                                            SHARES         VALUE+
                                            ------         ------
 Campbell Brothers, Ltd.................       80,453   $    205,955
 *Cape Range, Ltd.......................      619,912         10,788
 Casinos Austria International, Ltd.....      258,299         84,104
 Cedar Woods Properties, Ltd............       50,913         20,007
 Cellnet Telecommunications Group,
   Ltd..................................       91,100         50,120
 *Centamin Egypt, Ltd...................      996,437        131,457
 *#Centaur Mining & Exploration, Ltd....       62,058         16,723
 Centennial Coal, Ltd...................      428,569        560,586
 Central Equity, Ltd....................      129,405        119,867
 Centro Properties, Ltd.................        5,513         12,008
 *Charter Pacific Corp., Ltd............       72,823         16,353
 *Chemeq, Ltd...........................      120,000        248,584
 *Circadian Technologies, Ltd...........       40,370         31,502
 Citect Corp., Ltd......................      109,822        141,802
 *Clifford Corp., Ltd...................      161,750              0
 Clough, Ltd............................      808,641        222,442
 Coates Hire, Ltd.......................      451,091        519,139
 Collection House, Ltd..................      176,200        295,762
 #Colorado Group, Ltd...................      128,893        204,053
 Consolidated Manufacturing Industries,
   Ltd..................................       32,784         29,079
 Consolidated Minerals, Ltd.............      233,983         81,441
 *Consolidated Paper Industries, Ltd....       68,585         33,883
 *Coplex Resources NL...................      231,400         11,691
 Coventry Group, Ltd....................       63,616        149,282
 Crane Group, Ltd.......................      105,299        478,231
 *Croesus Mining NL.....................      798,235        367,460
 *Cudgen RZ, Ltd........................       36,650          3,909
 *Dalrymple Resources NL................       75,462         75,407
 Danks Holdings, Ltd....................       10,425         56,067
 Davnet, Ltd............................      181,293         64,119
 *Denehurst, Ltd........................       95,000          3,893
 Devine, Ltd............................      168,183         40,599
 *Diamin Resources NL...................      212,131         10,718
 *Dominion Mining, Ltd..................      168,015         58,480
 Downer Group, Ltd......................      383,159        114,004
 *Easycall International, Ltd...........      177,300          5,425
 *Ecorp, Ltd............................    1,301,988        277,751
 *Emporer Mines, Ltd....................      120,600         41,976
 Energy Developments, Ltd...............      164,549        211,542
 *Energy World Corp., Ltd...............      325,630          5,850
 Envestra, Ltd..........................      300,200        158,418
 Environmental Solutions International,
   Ltd..................................       67,364         10,778
 Equigold NL............................      225,700        103,899
 FKP, Ltd...............................      142,602        116,080
 Fantastic Holdings, Ltd................      121,000        131,102
 Fleetwood Corp., Ltd...................       45,767         73,739
 *Forest Place Group, Ltd...............       85,192         11,956
 Freedom Group, Ltd.....................      196,495        217,312
 Futuris Corp., Ltd.....................      316,000        234,167
 GRD NL.................................      379,594        213,101
 GUD Holdings, Ltd......................      114,428        240,896
 GWA International, Ltd.................      415,102        577,926
 Gazal Corp., Ltd.......................       71,177         86,310
 *Geo2 Limited..........................       25,261          5,531
 *Gold Aura.............................        2,635            174
 *Golden West Refining Corp., Ltd.......       17,330          3,502

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Goldstream Mining NL..................       90,901   $     34,701
 Gowing Bros., Ltd......................       55,880         58,977
 Gowing Retail, Ltd.....................        3,796          1,279
 *Gradipore, Ltd........................       86,855         44,859
 #Graincorp, Ltd. Series A..............       74,500        401,925
 #Grand Hotel Group.....................      369,971        120,465
 Great Southern Plantations, Ltd........      345,000        118,145
 *Green's Foods, Ltd....................       66,082         18,920
 Gunns, Ltd.............................       83,239        397,202
 *Gympie Gold, Ltd......................      289,330        125,069
 *HIH Insurance, Ltd....................      791,605         77,770
 Hamilton Island, Ltd...................       52,600         78,252
 Hancock and Gore, Ltd..................       60,638         43,233
 *Hardman Resources NL..................      717,859        221,650
 *Hartleys, Ltd.........................       84,981         18,129
 *Health Communication Network, Ltd.....      106,000         31,539
 Healthscope, Ltd.......................      127,373        155,168
 Henry Walker Group, Ltd................      287,948        140,637
 *Herald Resources, Ltd.................       69,910         16,876
 Hills Industries, Ltd..................      247,400        427,775
 Housewares International, Ltd..........      265,942        288,144
 *Hutchison Telecommunications
   (Australia), Ltd.....................    1,255,400        162,097
 IInet, Ltd.............................       65,200         34,773
 ION, Ltd...............................      342,085        391,769
 Infomedia, Ltd.........................      598,900        292,509
 Institute of Drug Technology Australia,
   Ltd..................................       44,372         58,539
 *Intellect Holdings, Ltd...............      403,028         65,614
 *Ixla, Ltd.............................       89,921          1,161
 Jones (David), Ltd.....................      767,972        461,312
 Jubilee Gold Mines NL..................      224,549        179,005
 KTS Corp., Ltd.........................       43,000         66,626
 Kaz Group, Ltd.........................    1,495,748        188,932
 *Keycorp, Ltd..........................       67,609         44,787
 *Kidston Gold Mines, Ltd...............       49,260          6,222
 *Kimberley Diamond Co. NL..............      182,966         48,276
 Kingsgate Consolidated NL..............      132,456        232,745
 *Kresta Holdings, Ltd..................       56,700          6,048
 Lemarne Corp., Ltd.....................       20,790         22,059
 *MYOB, Ltd.............................      463,100        155,988
 *MacMahon Holdings, Ltd................      192,179         21,038
 Magellan Petroleum Australia, Ltd......       32,760         29,426
 Maryborough Sugar Factory, Ltd.........          600          2,088
 *Matrix Oil NL.........................      557,000         13,759
 Maxi-Cube, Ltd.........................      149,412         23,905
 McConnell Dowell Corp., Ltd............       62,776         49,339
 McGuigan (Brian) Wines, Ltd............      241,677        651,241
 McPherson's, Ltd.......................       63,412         78,674
 *Metal Storm, Ltd......................      406,669        118,716
 Mia Group, Ltd.........................      237,000         90,474
 *Micromedical Industries, Ltd..........      237,161        117,163
 #Miller's Retail, Ltd..................      439,290        434,040
 Monadelphous Group, Ltd................       18,988         31,339
 *Mosaic Oil NL.........................      387,324         31,529
 *Namoi Cotton Cooperative, Ltd.........      135,353         21,276
 National Can Industries, Ltd...........       97,017         55,009
 Neverfail Springwater, Ltd.............      159,496        201,464
 *New Lifecare Health, Ltd..............        4,032            190
 *New Tel, Ltd..........................      118,238          3,053
 *Normans Wine, Ltd.....................       35,848          2,214
 *Novogen, Ltd..........................      176,419        205,013
                                            SHARES         VALUE+
                                            ------         ------
 *Novus Petroleum, Ltd..................      339,634   $    196,387
 Nufarm, Ltd............................      391,902        706,233
 OPSM Protector, Ltd....................      264,309        504,494
 Oamps, Ltd.............................      130,371        166,871
 Oil Company of Australia, Ltd..........       51,800         93,056
 *Orbital Engine Corp., Ltd.............      537,358         54,300
 Oroton International, Ltd..............       38,427         97,077
 *Oxiana Resources NL...................      982,000        201,219
 *PMP Communications, Ltd...............      821,871        205,319
 Pacific Group, Ltd.....................      279,219        584,681
 Pacific Hydro, Ltd.....................      364,003        617,131
 *Pan Pacific Petroleum NL..............      327,800         23,003
 Pan Pharmaceuticals, Ltd...............      322,766        251,865
 *Payce Consolidated, Ltd...............       18,000         10,004
 *Peptide Technology, Ltd...............      281,015        130,940
 *Perilya Mines NL......................      263,500         71,744
 Permanent Trustee Co., Ltd.............       20,052         95,122
 Peter Lehmann Wines, Ltd...............       35,586         69,722
 *Petsec Energy, Ltd....................       97,992         13,203
 *Pima Mining NL........................      656,061         40,514
 *Plantcorp NL..........................        4,329              0
 Plaspak Group, Ltd.....................       91,050         52,137
 *Polartechnics, Ltd....................       43,405         43,861
 *Port Douglas Reef Resorts, Ltd........      251,655         14,128
 Portman Mining, Ltd....................      318,890        204,085
 *Precious Metals Australia, Ltd........       10,606            435
 *Preston Resources NL..................       64,000          9,701
 Primary Health Care, Ltd...............      184,843        306,119
 Prime Television, Ltd..................      172,440        166,507
 *Progen Industries, Ltd................       24,788         11,341
 *Programmed Maintenance Service,
   Ltd..................................      114,000        129,917
 Queensland Cotton Holdings, Ltd........       39,866         67,589
 *Quiktrak Networks, Ltd................      740,124         11,218
 Ramsay Health Care, Ltd................      177,900        356,541
 Raptis Group, Ltd......................       12,000          1,650
 Rebel Sport, Ltd.......................       88,284        107,549
 Reece Australia, Ltd...................      160,500        572,156
 *Reinsurance Australia Corp., Ltd......      399,993         37,051
 *Resolute Mining, Ltd..................      287,264         96,760
 Ridley Corp., Ltd......................      580,583        449,789
 *Roc Oil Co., Ltd......................      200,700        164,500
 Rock Building Society, Ltd.............       11,373         20,303
 Rural Press, Ltd.......................      219,756        610,677
 SPC, Ltd...............................      323,082        223,092
 Sabre Group, Ltd.......................       40,702         39,530
 Schaffer Corp., Ltd....................       33,766        232,779
 Select Harvests, Ltd...................       43,099         78,635
 Servcorp, Ltd..........................      156,000        126,987
 #Sigma Co., Ltd........................       69,800        172,414
 *Silex System, Ltd.....................      235,100         72,591
 #Simsmetal, Ltd........................      168,578        685,180
 Singleton Group, Ltd...................      228,620        369,634
 Skilled Engineering, Ltd...............      136,072        122,223
 *Solution 6 Holdings, Ltd..............      402,138         85,787
 #Southern Cross Broadcasting
   (Australia), Ltd.....................      139,702        682,319
 *Southern Pacific Petroleum NL.........      698,740        109,835
 Southern Star Group, Ltd...............      187,907         58,019
 *Spectrum Network Systems, Ltd. Series
   B....................................    1,338,446         44,332
 *St. Barbara Mines, Ltd................      375,500         24,242

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Star Games, Ltd.......................      132,410   $     86,970
 *Straits Resources, Ltd................       56,534         11,743
 *Strategic Minerals Corp. NL...........      358,100         41,212
 *Striker Resources NL..................      349,594         13,738
 Sunland Group, Ltd.....................       75,095         22,765
 Sydney Aquarium, Ltd...................       24,135         57,448
 *Symex Holdings, Ltd...................      163,000         75,951
 Tab Queensland, Ltd....................      187,300        479,477
 Tandou, Ltd............................        3,410          2,201
 *Tap Oil, Ltd..........................      193,100        160,439
 *Tassal, Ltd...........................       96,243         14,318
 Technology One, Ltd....................      587,800         97,346
 Tempo Service, Ltd.....................      184,359        193,540
 Thakral Holdings Group.................    1,304,383        454,007
 The Gribbles Group, Ltd................      780,300        249,690
 Ticor, Ltd.............................      455,148        370,498
 Timbercorp, Ltd........................      250,258         77,271
 *Titan Resources NL....................       50,000          3,509
 *Tooth & Co., Ltd......................      153,000         15,890
 Transfield Services, Ltd...............      238,000        354,069
 Triako Resources, Ltd..................        5,400          4,244
 Troy Resources NL......................       72,048         68,356
 United Construction Group, Ltd.........      138,399        202,009
 *Valdera Resources, Ltd................        5,531            206
 *VeCommerce, Ltd.......................       13,680          9,216
 *Victoria Petroleum NL.................      347,973          3,516
 Villa World, Ltd.......................      134,700         52,934
 *#Village Roadshow, Ltd................      436,313        328,222
 *Virotec International NL..............      142,891         21,258
 Vision Systems, Ltd....................      300,353        171,988
 Volante Group, Ltd.....................      125,700         78,329
 *Vos Industries, Ltd...................        2,724            222
 Waterco, Ltd...........................       22,304         18,156
 Watpac, Ltd............................      122,796         24,817
 Wattyl, Ltd............................      156,801        271,122
 *Webster, Ltd..........................       33,551          8,570
 *Western Metals, Ltd...................      385,787          5,631
 White (Joe) Maltings, Ltd..............       30,003         54,741
 Wide Bay Capricorn Building Society,
   Ltd..................................       26,958         92,317
 *Williams (R.M.) Holdings, Ltd.........       24,075         13,515
 *Yates, Ltd............................       60,281          3,723
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $51,793,130)....................                  37,863,042
                                                        ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $63,483).......................                      63,977
                                                        ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969).......................       55,477         23,981
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Advanced Engine Components, Ltd.
   Options 12/31/02.....................       11,369              6
 *Amity Oil, Ltd. Options 09/04/04......       55,621          3,903
 *Argonaut Resources NL Options
   06/30/07.............................        8,532            101
 *Australian Magnesium Corp., Ltd.
   Options 07/31/05.....................       13,346            543
 *Axon Instruments, Inc. Options Open
   Pay Date.............................       16,148              0
                                            SHARES         VALUE+
                                            ------         ------
 *Beach Petroleum NL Options 05/31/05...       13,275   $          0
 *Central Equity, Ltd. Options
   04/30/05.............................        6,162             86
 *Didasko, Ltd. Options 11/30/02........        1,310              1
 *Quantum Resources, Ltd. Rights
   12/20/02.............................      115,007              0
 *Quiktrak Networks, Ltd. Options
   12/31/04.............................      158,598            356
 *Quiktrak Networks, Ltd. Warrants
   12/31/04.............................      185,031              0
 *Striker Resources NL Rights 12/11/02..      116,531              0
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $98)............................                       4,996
                                                        ------------
TOTAL -- AUSTRALIA
  (Cost $51,916,680)....................                  37,955,996
                                                        ------------
HONG KONG -- (27.9%)
COMMON STOCKS -- (27.9%)
 ABC Communications (Holdings), Ltd.....      930,000         27,786
 ALCO Holdings, Ltd.....................      602,000         88,000
 *APT Satellite Holdings, Ltd...........      354,000         74,444
 *Acme Landis Holdings, Ltd.............      170,000          2,158
 Aeon Credit Service (Asia) Co., Ltd....      360,000        129,253
 *Akai Holdings, Ltd....................    4,273,327         14,247
 *Allied Group, Ltd.....................    7,298,000        346,247
 *Allied Properties (Hong Kong), Ltd....   10,179,000        317,170
 *Anex International Holdings, Ltd......      152,000            780
 *Applied China, Ltd....................    1,036,250          8,637
 *Applied International Holdings,
   Ltd..................................    1,243,000         18,170
 Arts Optical International Holdings,
   Ltd..................................      164,000         38,904
 *Asia Aluminum Holdings, Ltd...........    2,460,000        208,190
 *Asia Commercial Holdings, Ltd.........       72,800          2,194
 Asia Financial Holdings, Ltd...........    1,976,908        273,773
 *Asia Logistics Technologies, Ltd......    2,214,000         21,008
 *Asia Securities International, Ltd....    2,386,600         51,413
 *Asia Standard International Group,
   Ltd..................................    2,870,000         91,635
 *Asia Tele-Net & Technology Corp.,
   Ltd..................................   10,520,000         13,489
 Associated International Hotels, Ltd...      898,000        460,593
 *Beijing Development (Hong Kong),
   Ltd..................................      166,000         19,583
 *Bossini International Holdings,
   Ltd..................................      228,750          8,213
 Bright International Group, Ltd........      302,000         34,852
 Burwill Holdings, Ltd..................    2,059,200        198,034
 CCT Telecom Holdings, Ltd..............      472,970         48,518
 *CEC International Holdings, Ltd.......      210,000          3,716
 CNPC (Hong Kong), Ltd..................    2,490,000        169,222
 *CNT Group, Ltd........................    3,078,000         38,284
 Cafe de Coral Holdings, Ltd............      594,000        388,452
 *Capetronic International Holdings,
   Ltd..................................      292,490         29,629
 *Cash Financial Services Group, Ltd....        4,503            104
 *Catic International Holdings, Ltd.....    3,290,000         54,843
 *Cct Technology Holdings Limited.......      227,010            437
 *Celestial Asia Securities Holdings,
   Ltd..................................      128,036          8,127
 *Central China Enterprises, Ltd........    2,104,000          8,633
 Champion Technology Holdings, Ltd......      971,557        144,513
 #Chen Hsong Holdings, Ltd..............    1,515,000        287,511

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Cheuk Nang Technologies (Holdings),
   Ltd..................................   11,250,120   $     21,639
 *Cheung Tai Hong Holdings, Ltd.........    2,018,400         11,388
 *Cheung Wah Development Co., Ltd.......    1,434,000         26,662
 Chevalier (OA) International, Ltd......    1,776,251         38,720
 *Chevalier Construction Holdings,
   Ltd..................................      131,203          1,346
 Chevalier International Holdings,
   Ltd..................................    3,235,513        203,292
 *China Aerospace International
   Holdings, Ltd........................    2,430,000        101,268
 *China Bio-Medical Group Limited.......      415,000          4,789
 *China Digicontent Co., Ltd............    2,710,000          3,475
 *China Everbright International,
   Ltd..................................    1,975,000         46,851
 *China Everbright Technology, Ltd......    3,244,000        131,030
 China Foods Holdings, Ltd..............    1,158,000        319,248
 China Hong-Kong Photo Products
   Holdings, Ltd........................    2,338,000        170,883
 *China Investments Holdings, Ltd.......      210,000          7,809
 China Motor Bus Co., Ltd...............       74,000        474,441
 *China Online (Bermuda), Ltd...........   10,580,000         39,343
 China Pharmaceutical Enterprise and
   Investment Corp., Ltd................    2,444,000        372,931
 China Rare Earth Holdings, Ltd.........      700,000         78,988
 #China Resources Beijing Land, Ltd.....    1,288,000        148,641
 *China Sci-Tech Holdings, Ltd..........    2,786,000         12,861
 *China Star Entertainment, Ltd.........       50,292          3,063
 *China Strategic Holdings, Ltd.........      376,000          5,303
 Chinney Investments, Ltd...............    1,144,000         44,741
 Chow Sang Sang Holdings International,
   Ltd..................................    1,098,400        166,197
 Chuangs China Investments, Ltd.........    1,347,000         43,181
 Chuang's Consortium International,
   Ltd..................................    1,858,884         35,039
 Chun Wo Holdings, Ltd..................    1,671,917         53,596
 *Climax International Co., Ltd.........      296,000            873
 *Compass Pacific Holdings, Ltd.........      416,000          5,441
 Continental Holdings, Ltd..............       98,825          8,870
 *Continental Mariner Investment Co.,
   Ltd..................................    1,629,000         99,219
 Coslight Technology International
   Group, Ltd...........................      466,000        111,740
 *Cosmos Machinery Enterprises, Ltd.....    1,024,000         35,452
 *Crocodile Garments, Ltd...............    1,539,000         26,838
 Cross Harbour Tunnel Co., Ltd..........      365,603        155,877
 *Culturecom Holdings, Ltd..............    2,161,000         64,287
 *Cybersonic Technology, Ltd............      193,000          1,732
 *Dah Hwa International Holdings, Ltd...      780,000          5,201
 Dickson Concepts International, Ltd....      222,000         49,532
 *Digital China Holdings, Ltd...........      639,000        194,601
 Dynamic Holdings, Ltd..................      244,000         31,287
 *E-Kong Group Ltd New..................      112,066          1,724
 *Easyknit International Holdings,
   Ltd..................................      282,860          4,425
 *Eforce Holdings, Ltd..................    2,620,000         72,566
 *Egana Jewelry and Pearls..............      331,789         57,435
 *#Eganagoldfeil Holdings Ltd...........    1,976,620        385,254
 Elec & Eltek International Holdings,
   Ltd..................................    3,078,790        378,994
 *Emperor International Holdings, Ltd...      644,369         23,548
 *Essential Enterprises Co., Ltd........      320,000          7,427
 *Extrawell Pharmaceutical Holdings,
   Ltd..................................    3,220,000         88,772
 *Fairwood Holdings, Ltd................       42,600          4,370
 *Fairyoung Holdings, Ltd...............    1,446,000         13,535
                                            SHARES         VALUE+
                                            ------         ------
 Far East Consortium International,
   Ltd..................................    1,641,378   $     75,769
 *Far East Hotels & Entertainment,
   Ltd..................................    1,853,000         66,529
 *Far East Pharmaceutical Technology
   Co., Ltd.............................      640,000        149,359
 *First Sign International Holdings,
   Ltd..................................    1,050,000         20,600
 Fong's Industries Co., Ltd.............      962,000        226,973
 *Forefront International Holdings,
   Ltd..................................      658,000        261,558
 *Founder Holdings, Ltd.................    1,374,000        135,662
 Fountain Set Holdings, Ltd.............    1,274,000        620,774
 Four Seas Frozen Food Holdings, Ltd....      347,184         22,704
 Four Seas Mercantile Holdings, Ltd.....      592,000        225,834
 *Fourseas.Com, Ltd.....................    5,242,000        151,238
 *Fushan Holdings, Ltd..................    2,566,000        133,258
 GZI Transport, Ltd.....................      448,000         66,063
 *Geomaxima Holdings, Ltd...............    5,810,000        150,490
 Global Tech (Holdings), Ltd............    5,612,000        156,875
 Glorious Sun Enterprises, Ltd..........    1,066,000        209,136
 Gold Peak Industries (Holdings), Ltd...    1,059,250        148,049
 Golden Resources Development
   International, Ltd...................    1,456,500         71,904
 *Gold-Face Holdings, Ltd...............    2,003,600        151,581
 Goldlion Holdings, Ltd.................    2,052,000        107,880
 Golik Holdings, Ltd....................    1,536,500         61,077
 Good Fellow Group, Ltd.................    3,488,000        110,025
 Grande Holdings, Ltd...................      380,000        350,830
 *Great Wall Electronic International,
   Ltd..................................   15,795,170         20,254
 *Group Sense (International), Ltd......    2,062,000         47,593
 Guangdong Brewery Holdings, Ltd........    1,742,000        108,335
 *Guangnan Holdings, Ltd................    4,146,000         53,163
 *Guangzhou Investment Co., Ltd.........    4,290,000        250,293
 HKCB Bank Holding Co., Ltd.............    1,130,000         84,040
 *HKR International, Ltd................    1,884,860        352,868
 *Hang Fung Gold Technology, Ltd........    4,580,000         47,570
 *Hanny Holdings, Ltd...................    5,466,336         28,037
 Harbour Centre Development, Ltd........      784,000        507,678
 Henderson China Holdings, Ltd..........      911,000        344,605
 *Heng Fung Holdings Co., Ltd...........    1,050,000          8,751
 High Fashion International, Ltd........      268,000         33,678
 *Hikari Tsushin International, Ltd.....    5,800,000         84,040
 *Hon Kwok Land Investment Co., Ltd.....    2,290,145         45,517
 Hong Kong Ferry (Holdings) Co., Ltd....      671,300        494,954
 *Hong Kong Parkview Group, Ltd.........    1,130,000         82,591
 *Hop Hing Holdings, Ltd................      660,265         27,939
 *Hsin Chong Construction Group, Ltd....    1,569,658         54,344
 *Hualing Holdings, Ltd.................    1,344,000         47,393
 *Hudson Holdings, Ltd..................      256,000         24,620
 Hung Hing Printing Group, Ltd..........      934,442        596,109
 IDT International, Ltd.................    4,028,486        402,918
 *ITC Corp., Ltd........................      466,157         11,716
 *Ideal Pacific Holdings, Ltd...........      838,000         12,680
 *Imgo, Ltd.............................    1,464,000        140,794
 Imi Global Holdings....................       91,600          8,574
 *Innovative International (Holdings),
   Ltd..................................    1,474,003          5,481
 *Interform Ceramics Technologies,
   Ltd..................................    1,104,000          1,416
 International Bank of Asia, Ltd........    2,615,714        647,334
 International Pipe, Ltd................    2,309,660        145,119
 *Island Dyeing & Printing Co., Ltd.....      444,000            797
 JCG Holdings, Ltd......................    1,048,333        517,536

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 K Wah International Holdings, Ltd......    4,341,885   $    356,319
 *KPI Co., Ltd..........................      264,000          3,588
 KTP Holdings, Ltd......................      180,400          7,402
 *Kader Holdings Co., Ltd...............      545,600          9,095
 Karrie International Holdings, Ltd.....       66,000         15,826
 Keck Seng Investments (Hong Kong),
   Ltd..................................      858,600        104,591
 Kee-Shing Holdings Co., Ltd............      886,000         51,124
 *Kin Yat Hldgs.........................      304,000         62,370
 *King Fook Holdings, Ltd...............    1,000,000         35,904
 Kingboard Chemical Holdings, Ltd.......      926,000        658,999
 Kingmaker Footwear Holdings, Ltd.......    1,058,750        271,521
 *Kong Sun Holdings, Ltd................    2,198,000         49,886
 Kowloon Development Co., Ltd...........      517,000        245,286
 *Kumagai Gumi Hong Kong, Ltd...........      970,000         47,886
 *Kwong Sang Hong International, Ltd....    1,434,000         34,569
 Kwoon Chung Bus Holdings, Ltd..........      556,000         57,036
 *Lai Sun Development Co., Ltd..........    2,970,000         13,710
 *Lai Sun Garment (International),
   Ltd..................................    2,325,000         36,968
 *Lam Soon (Hong Kong), Ltd.............      302,310         93,035
 *Lamex Holdings, Ltd...................    3,628,800         29,315
 *Le Saunda Holdings, Ltd...............      236,000         11,045
 *Leading Spirit High-Tech Holdings Co.,
   Ltd..................................    2,310,000          2,962
 Leefung-Asco Printers Holdings, Ltd....      144,000         13,295
 *Leung Kee Holdings, Ltd...............    9,814,000         75,505
 *LifeTec Group, Ltd....................      922,000         18,916
 *Lippo, Ltd............................    1,074,760         95,091
 Liu Chong Hing Bank, Ltd...............      365,000        325,281
 Liu Chong Hing Investment, Ltd.........      635,200        323,764
 *Logic International Holdings, Ltd.....    1,296,000         93,062
 Luks Industrial Group, Ltd.............      645,555         77,811
 Lung Kee (Bermuda) Holdings, Ltd.......      857,500        139,643
 *Mae Holdings, Ltd.....................    2,220,000         57,502
 *Magnum International Holdings, Ltd....      300,000          3,847
 *Mansion Holdings, Ltd.................    1,420,360          4,007
 *Mansion House Group, Ltd..............      578,200         10,973
 *Mei Ah Entertainment Group, Ltd.......    1,142,000         26,651
 Melbourne Enterprises, Ltd.............       45,500        145,859
 Midland Realty (Holding), Ltd..........      496,000         41,340
 *Millennium Group, Ltd.................      928,000         14,041
 *Min Xin Holdings, Ltd.................      987,200         93,674
 Moulin International Holdings, Ltd.....      699,274        224,165
 *Mui Hong Kong, Ltd....................    1,845,000         12,066
 Nanyang Holdings, Ltd..................      137,500         82,867
 *National Electronics Holdings, Ltd....    2,156,000         22,117
 *New China Merchants Dichain...........    3,520,000         76,280
 New Island Printing Holdings, Ltd......      176,000         15,798
 New World China Land, Ltd..............      702,800        120,758
 *New World Cyberbase, Ltd..............       25,220             61
 *New World Infrastructure, Ltd.........    1,065,400        267,762
 *Next Media, Ltd.......................      124,000         28,461
 Ngai Lik Industrial Holdings, Ltd......    1,556,000        399,043
 *Nph International Holdings, Ltd.......    1,834,000        169,322
 *Ocean Information Holdings, Ltd.......      122,000          2,190
 *Onfem Holdings, Ltd...................    1,922,000         76,400
 *Oriental Metals Holdings Co., Ltd.....    1,237,800         14,285
 Oriental Press Group, Ltd..............    4,080,600        648,823
 Pacific Andes International Holdings,
   Ltd..................................      156,000         14,202
 *Pacific Century Insurance Holdings,
   Ltd..................................      708,000        136,177
                                            SHARES         VALUE+
                                            ------         ------
 *Pacific Concord Holding, Ltd..........    3,284,758   $    170,584
 *Pacific Plywood Holdings, Ltd.........   10,210,000         13,092
 Paul Y. ITC Construction Holdings,
   Ltd..................................      704,345         24,837
 *Peace Mark Holdings, Ltd..............    1,013,718         35,746
 *Pearl Oriental Holdings, Ltd..........   17,004,000         26,165
 Pegasus International Holdings, Ltd....      226,000         24,922
 *Perfect Treasure Holdings, Ltd........      642,000         33,340
 Perfectech International Holdings,
   Ltd..................................      571,450         46,164
 Pico Far East Holdings, Ltd............    1,190,000         47,303
 *Playmate Toys Holdings, Ltd...........    1,585,000         50,810
 Pokfulam Development Co., Ltd..........      234,000         45,308
 *Poly Investments Holdings, Ltd........    2,670,000         52,040
 Prestige Properties Holdings, Ltd......      965,000         35,884
 Prime Succession, Ltd..................      768,000         10,537
 *Prosper Evision, Ltd..................       96,000          1,871
 *Proview International Holdings, Ltd...      944,000         52,050
 *QPL International Holdings, Ltd.......    1,191,000        313,073
 *Quality Healthcare Asia, Ltd..........    1,338,000         31,912
 Raymond Industrial, Ltd................      605,400         63,656
 Realty Development Corp, Ltd...........      475,000        146,179
 *Regal Hotels International Holdings,
   Ltd..................................    3,386,000         30,827
 *Rexcapital International Holdings,
   Ltd..................................    1,272,905         29,380
 *Riche Multi-Media Holdings, Ltd.......      706,000        294,218
 *Rivera Holdings, Ltd..................    3,620,000        139,255
 Road King Infrastructure, Ltd..........      449,000        201,509
 *Roadshow Holdings, Ltd................    1,456,000        263,246
 *Rockapetta Holdings, Ltd..............      480,000          8,617
 *S.A.S.Dragon Holdings, Ltd............    1,696,000        115,261
 SA SA International Holdings, Ltd......    1,134,000         95,970
 Safety Godown Co., Ltd.................      408,000        175,261
 Saint Honore Holdings, Ltd.............      128,000         10,669
 San Miguel Brewery Hong Kong, Ltd......      930,800        238,708
 Sea Holdings, Ltd......................    1,068,000        131,469
 *Seapower International Holdings,
   Ltd..................................      854,000          3,395
 *Seapower Resources International,
   Ltd..................................    2,528,000          8,752
 Shaw Brothers Hong Kong, Ltd...........      325,000        287,550
 Shell Electric Manufacturing (Holdings)
   Co., Ltd.............................    1,255,000        149,661
 Shenyin Wanguo (Hong Kong), Ltd........      847,500         82,591
 *Shenzhen International Holdings,
   Ltd..................................    6,187,500        198,352
 *Shougang Concord Century Holdings,
   Ltd..................................    1,292,000         37,441
 *Shougang Concord Grand (Group),
   Ltd..................................    1,701,000        115,601
 *Shougang Concord International
   Enterprises Co., Ltd.................    4,166,000        133,549
 *Shougang Concord Technology Holdings,
   Ltd..................................    1,647,914        114,106
 Shui On Construction & Materials,
   Ltd..................................      282,000        180,801
 *Shun Ho Construction (Holdings),
   Ltd..................................    1,037,452         12,372
 *Shun Ho Resources Holdings, Ltd.......      483,000          7,742
 *Shun Shing Holdings, Ltd..............    2,573,600        136,952
 Shun Tak Holdings, Ltd.................    4,277,500        948,892
 Silver Grant International Industries,
   Ltd..................................    2,087,000        179,299
 *Sincere Co., Ltd......................      505,500         15,881
 Singamas Container Holdings, Ltd.......      838,000        164,405

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Sino Foundations Holdings, Ltd........    1,692,000   $     47,514
 *Sinocan Holdings, Ltd.................      350,000          1,750
 Sinopec Kantons Holdings, Ltd..........      414,000         38,222
 *Skynet (International Group) Holdings,
   Ltd..................................      244,240            313
 *Solartech New Shares..................       49,600          1,514
 *Sound International, Ltd..............    3,931,200         63,011
 South China Brokerage Co., Ltd.........    4,872,000         25,614
 *South China Industries, Ltd...........    1,124,000         24,502
 *South Sea Development Co., Ltd........   19,383,158         89,476
 Southeast Asia Properties & Finance,
   Ltd..................................      263,538         40,213
 *Starlight International Holdings,
   Ltd..................................    5,245,170         28,248
 *Stelux Holdings International, Ltd....    1,307,702         36,387
 *Styland Holdings, Ltd.................      101,808            705
 Sun Hing Vision Group Holdings, Ltd....      206,000         54,811
 Sun Hung Kai & Co., Ltd................    3,338,600        449,505
 *Sunday Communications, Ltd............    4,441,000         79,724
 *Sunway International Holdings, Ltd....      866,000         17,989
 *Suwa International Holdings, Ltd......    1,062,000         25,874
 TCC International Holdings, Ltd........      678,000         69,550
 *Tack Hsin Holdings, Ltd...............      542,000         62,549
 Tai Cheung Holdings, Ltd...............    1,445,000        218,640
 Tai Fook Securities Group, Ltd.........      102,000         11,510
 Tai Sang Land Development, Ltd.........      627,984        130,450
 Tak Sing Alliance Holdings, Ltd........    2,909,865         88,057
 *Tak Wing Investment Holdings, Ltd.....      432,800         17,759
 #Tan Chong International, Ltd..........      666,000         88,815
 *Tem Fat Hing Fung (Holdings), Ltd.....    5,488,000          9,148
 *Termbray Industries International
   (Holdings), Ltd......................    2,304,900        112,309
 Tern Properties Co., Ltd...............       61,200          9,809
 *Tian An China Investments Co., Ltd....    7,301,750        103,928
 Tian Teck Land, Ltd....................    1,098,000        246,389
 Tianjin Development Holdings, Ltd......      506,000        117,438
 *Tomorrow International Holdings,
   Ltd..................................    1,650,000         15,868
 *Top Form International, Ltd...........    1,586,000         96,600
 Trans-Ocean (International), Ltd.......      860,000         65,063
 *Triplenic Holdings, Ltd...............    2,378,000         25,004
 Tristate Holdings, Ltd.................      138,000         22,119
 Truly International Holdings, Ltd......    1,014,000        325,056
 *Tung Fong Hung Holdings, Ltd..........    3,473,235         15,588
 Tungtex (Holdings) Co., Ltd............      788,000        201,076
 Tysan Holdings, Ltd....................    1,040,773         22,421
 USI Holdings, Ltd......................      928,999         84,577
 *United Power Investment, Ltd..........    1,664,000         22,404
 *Universal Holdings Ltd................    2,770,000         11,721
 *Universe International Holdings,
   Ltd..................................      382,226         14,213
 Van Shung Chong Holdings, Ltd..........      854,400         87,646
 *Vanda Systems & Communications
   Holdings, Ltd........................      644,000         41,289
 Varitronix International, Ltd..........      256,263        152,799
 Veeko International Holdings, Ltd......    1,420,000         13,656
 *Victory City International Holdings,
   Ltd..................................      492,000         70,658
 Vitasoy International Holdings, Ltd....    1,033,000        190,741
 Wah Ha Realty Co., Ltd.................      278,600         24,292
 *Wah Nam International.................       38,696          1,032
 Wai Kee Holdings, Ltd..................    1,562,738        128,247
 *Wang ON Group Ltd New.................       46,440          3,394
 *Winfoong International, Ltd...........    1,210,000         23,739
 *Wing Fai International, Ltd...........    3,380,000         29,472
                                            SHARES         VALUE+
                                            ------         ------
 Wing On Co. International, Ltd.........      565,000   $    293,416
 Wing Shan International, Ltd...........      896,000         32,170
 *Winsan China Investment Group, Ltd....    1,296,000          7,811
 Wong's International (Holdings), Ltd...      400,641         51,887
 *Wonson International Holdings, Ltd....    4,040,000         21,758
 World Houseware (Holdings), Ltd........      605,700         19,106
 *Xinao Gas Holdings, Ltd...............    1,094,000        218,838
 YGM Trading, Ltd.......................      228,000        131,561
 Yangtzekiang Garment Manufacturing Co.,
   Ltd..................................      405,000         62,318
 *Yanion International Holdings, Ltd....      118,000         12,559
 Yaohan International Caterers, Ltd.....      512,000         32,170
 *Yaohan International Holdings, Ltd....      974,000              0
 *Yau Lee Holdings, Ltd.................      534,000         11,504
 *Yiu Wing International Holdings,
   Ltd..................................    1,404,200         21,967
 *Yugang International, Ltd.............   11,916,000         42,783
 *Yunnan Enterprises Holdings, Ltd......      240,000         14,156
 *eSun Holdings, Ltd....................      653,600         17,600
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $71,399,012)....................                  33,738,075
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants
   04/30/04.............................      207,250            266
 *Applied International Holdings, Ltd.
   Warrants 04/30/04....................      248,600            319
 *Champion Technology Holdings, Ltd.
   Warrants 01/06/03....................    4,814,802          6,174
 *Climax International Co., Ltd.
   Warrants 02/08/04....................       59,200             76
 *E-Kong Group, Ltd. Rights 12/13/02....      112,066              0
 *Isteelasia.com, Ltd. Warrants
   06/17/05.............................      133,457            479
 *Paul Y. ITC Construction Holdings,
   Ltd. Warrants 08/29/03...............      133,689            171
 *South China Brokerage Co., Ltd. Rights
   06/21/03.............................      974,400          1,249
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       8,734
                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $5,311)........................                       5,311
                                                        ------------
TOTAL -- HONG KONG
  (Cost $71,404,323)....................                  33,752,120
                                                        ------------
SINGAPORE -- (25.8%)
COMMON STOCKS -- (25.8%)
 ASA Group Holdings, Ltd................      586,000         94,553
 *Acma, Ltd.............................    3,040,700        120,504
 *Alliance Technology & Development,
   Ltd..................................      156,000          9,274
 #Amtek Engineering, Ltd................      540,625        345,864
 *Apollo Enterprises, Ltd...............      193,000         65,560
 *Armstrong Industrial Corp.............    1,460,000         45,462
 #Benjamin (F.J.) Holdings, Ltd.........    1,095,000        201,478
 Bonvests Holdings, Ltd.................      825,000        191,500
 *Brilliant Manufacturing, Ltd..........      579,000         78,672
 Bukit Sembawang Estates, Ltd...........       71,334        428,088
 *CK Tang, Ltd..........................      614,000         67,785
 *CSE Systems & Engineering, Ltd........      984,000        217,265
 CWT Distribution, Ltd..................      461,500        184,201
 Central Properties, Ltd................       66,000        695,004

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 Cerebos Pacific, Ltd...................      176,000   $    202,274
 Chemical Industries (Far East), Ltd....      105,910         52,766
 Chip Eng Seng Corp., Ltd...............    1,420,000        100,491
 Chosen Holdings, Ltd...................      829,000         93,867
 Chuan Hup Holdings, Ltd................    4,116,000      1,141,832
 Chuan Soon Huat Industrial Group,
   Ltd..................................      614,000        145,998
 Clipsal Industries Holdings, Ltd.......      129,656        178,373
 #Comfort Group, Ltd....................    2,469,000      1,097,290
 *Compact Metal Industries, Ltd.........      643,000         20,022
 Cosco Investment, Ltd..................    2,783,000        283,607
 Courts Singapore, Ltd..................      495,000        151,332
 *ECS Holdings, Ltd.....................    1,375,000        361,981
 Eagle Brand Holdings, Ltd..............    3,390,000        307,079
 #Eastern Asia Technology, Ltd..........    1,140,500        319,618
 Eastgate Technology, Ltd...............      870,000         66,494
 *Econ International, Ltd...............    2,267,000         70,590
 Eng Wah Organisation, Ltd..............      265,000         25,505
 *Freight Links Express Holdings, Ltd...    1,648,000         27,990
 *Frontline Technologies Corp., Ltd.....    1,153,000         78,332
 Fu Yu Manufacturing, Ltd...............    1,291,000        270,432
 Fuji Offset Plates Manufacturing,
   Ltd..................................       33,750          4,968
 GB Holdings, Ltd.......................      200,000         72,467
 GK Goh Holdings, Ltd...................    1,120,000        431,179
 GP Industries, Ltd.....................      602,000        167,003
 Ges International, Ltd.................    1,647,000        317,032
 #Guocoland, Ltd........................    1,215,000        529,661
 *HTP Holdings, Ltd.....................      479,000         62,373
 Haw Par Brothers International, Ltd....      234,000        476,924
 Ho Bee Investment, Ltd.................      761,000         73,243
 Hong Fok Corp., Ltd....................    1,796,000        167,773
 #Hong Leong Asia, Ltd..................    1,048,000        587,391
 *Horizon Education & Technologies,
   Ltd..................................      646,000         40,231
 Hotel Grand Central, Ltd...............      875,280        163,528
 Hotel Plaza, Ltd.......................    1,189,000        313,015
 Hotel Properties, Ltd..................    1,393,000        717,667
 Hotel Royal, Ltd.......................      132,333         89,904
 Hour Glass, Ltd........................      298,000         68,328
 Huan Hsin Holdings, Ltd................      728,400        400,011
 Hup Seng Huat, Ltd.....................      900,200         50,965
 Hwa Hong Corp., Ltd....................    2,785,000        488,785
 Hwa Tat Lee, Ltd.......................    1,177,500        466,648
 *I-One.Net International, Ltd..........    1,392,000         23,642
 IDT Holdings, Ltd......................      514,000        410,311
 *International Factors (Singapore),
   Ltd..................................      290,000         59,106
 *Intraco, Ltd..........................      292,500         76,175
 Isetan (Singapore), Ltd................      122,500        136,626
 *Jack Chia-MPH, Ltd....................      729,000         74,290
 Jaya Holdings, Ltd.....................    2,733,000        371,348
 Jurong Cement, Ltd.....................      132,500         58,511
 Jurong Engineering, Ltd................      112,000         81,797
 *K1 Ventures, Ltd......................    2,842,500        249,438
 *Keppel Telecommunications and
   Transportation, Ltd..................    1,376,000        740,070
 Khong Guan Flour Milling, Ltd..........       19,000         16,135
 Kian Ann Engineering, Ltd..............      868,000         76,170
 Kim Eng Holdings, Ltd..................    2,281,200        929,879
 Koh Brothers, Ltd......................    1,494,000         88,812
 *L & M Group Investments, Ltd..........    7,107,100        100,592
 *LC Development, Ltd...................    1,191,767         60,725
 Labroy Marine, Ltd.....................    2,943,000        358,228
 Lee Kim Tah Holdings, Ltd..............      795,000         56,261
 *Leong Hin Holdings, Ltd...............      526,000        205,478
                                            SHARES         VALUE+
                                            ------         ------
 *Liang Huat Aluminum, Ltd..............    1,477,000   $     29,267
 Low Keng Huat Singapore, Ltd...........      372,000         57,917
 Lum Chang Holdings, Ltd................    1,134,030        195,819
 *MMI Holdings, Ltd.....................    1,453,000        213,880
 *Magnecomp International, Ltd..........      583,000         57,761
 *Manufacturing Integration Technology,
   Ltd..................................      604,000         49,583
 Marco Polo Developments, Ltd...........      456,000        444,042
 *Mediaring.Com, Ltd....................    2,094,000        118,552
 Metro Holdings, Ltd....................    2,256,960        549,443
 *Multi-Chem, Ltd.......................      957,000         81,271
 Natsteel, Ltd..........................      402,000        466,563
 Nera Telecommunications, Ltd...........    1,159,000        206,692
 *Orchard Parade Holdings, Ltd..........    1,084,022        190,253
 Ossia International, Ltd...............      708,000         46,096
 Overseas Union Enterprise, Ltd.........      138,000        476,584
 Overseas Union Trust (Foreign).........      163,800        422,872
 *PCI, Ltd..............................      734,000        162,066
 *Pacific Can Investment Holdings,
   Ltd..................................      101,000          1,715
 Pan-United Corp., Ltd..................    1,624,000        275,828
 Pentex-Schweizer Circuits, Ltd.........      916,000         95,940
 Pertama Holdings, Ltd..................      459,750         33,837
 Prima, Ltd.............................      106,000        255,650
 Provisions Suppliers Corp..............    4,088,000        208,297
 Robinson & Co., Ltd....................      284,832        894,978
 Rotary Engineering, Ltd................    1,231,000        104,539
 SMB United, Ltd........................    1,254,000        110,042
 SNP Corp., Ltd.........................      207,495         69,896
 *SPP, Ltd..............................      454,000         12,852
 San Teh, Ltd...........................      838,406        128,159
 Scotts Holdings, Ltd...................    1,807,250        358,110
 Sea View Hotel, Ltd....................       66,000        205,512
 Sing Investments & Finance, Ltd.
   (Foreign)............................       94,500         66,341
 Singapore Food Industries, Ltd.........      840,000        332,896
 Singapore Reinsurance Corp., Ltd.......    1,400,850        186,376
 Singapura Building Society, Ltd........      139,250         93,815
 Singatronics, Ltd......................      748,000        101,635
 Ssangyong Cement (Singapore), Ltd......      236,000        136,283
 Stamford Land Corp., Ltd...............    3,229,000        292,495
 Straits Trading Co., Ltd...............    1,117,200        961,402
 *Sunright, Ltd.........................      378,000         42,801
 Superbowl Holdings, Ltd................      490,000         34,677
 Superior Metal Printing, Ltd...........      490,500         54,845
 Tiger Medicals, Ltd....................      224,000        266,316
 Tiong Woon Corp. Holding, Ltd..........      652,000         42,450
 *Transmarco, Ltd.......................      106,500         39,192
 *Tuan Sing Holdings, Ltd...............    3,362,000        157,030
 UOB-Kay Hian Holdings, Ltd.............    1,602,000        584,996
 *Ultro Technologies, Ltd...............      530,000         45,009
 Unisteel Technology, Ltd...............      898,000        305,041
 United Engineers, Ltd..................      632,666        401,165
 United Overseas Insurance, Ltd.........      125,500        213,155
 United Overseas Land, Ltd..............      486,000        467,752
 United Pulp & Paper Co., Ltd...........      354,000         80,167
 *Uraco Holdings, Ltd...................    3,272,600        426,139
 *Van Der Horst, Ltd....................       18,543         77,876
 WBL Corp., Ltd.........................      510,000        467,752
 Wing Tai Holdings, Ltd.................    3,118,000        988,541
 Yeo Hiap Seng, Ltd.....................       90,000        104,454
 *Yongnam Holdi.........................    1,004,000         93,788
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $47,145,752)....................                  31,192,178
                                                        ------------

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $54,716).......................                $     54,956
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04..........      236,300          2,007
 *Chip Eng Seng Corp., Ltd. Warrants
   06/12/04.............................      355,000          5,025
 *Guocoland, Ltd. Rights 11/22/02.......      303,750            860
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       7,892
                                                        ------------
TOTAL -- SINGAPORE
  (Cost $47,200,468)....................                  31,255,026
                                                        ------------
NEW ZEALAND -- (12.4%)
COMMON STOCKS -- (12.3%)
 *AFFCO Holdings, Ltd...................    1,207,650         89,160
 *Advantage Group, Ltd..................      281,600         39,333
 Baycorp Advantage, Ltd.................      312,958        335,654
 CDL Hotels NZ, Ltd.....................    1,243,344        148,857
 *CDL Investments NZ, Ltd...............      262,935         23,610
 Cavalier Corp., Ltd....................      124,606        497,275
 Colonial Motor Co., Ltd................       47,895         72,871
 *Cue Energy Resources NL...............      452,354         14,329
 DB Breweries, Ltd......................      312,589        912,214
 Ebos Group, Ltd........................       57,108         85,464
 *Evergreen Forests, Ltd................      323,301         82,252
 Fisher & Paykel Apppliances Holdings,
   Ltd..................................      210,688      1,108,816
 Fisher & Paykel Industries, Ltd........      130,000        671,199
 *Fletcher Challenge Forests, Ltd.......    2,376,000        248,905
 *Force Corp., Ltd......................       15,236         13,073
 Hallenstein Glassons Holdings, Ltd.....      206,438        285,257
 Hellaby Holdings, Ltd..................      179,079        263,532
 Horizon Energy Distribution, Ltd.......       40,420         71,782
 *Kingsgate International Corp., Ltd....      479,679         45,464
 *Met Lifecare, Ltd.....................      202,860        107,268
 Michael Hill International, Ltd........      137,246        393,672
 NGC Holdings, Ltd......................    1,626,000      1,119,353
 *New Zealand Oil & Gas, Ltd............      402,731         68,306
 New Zealand Refining Co., Ltd..........       62,819        554,666
 Northland Port Corp. (New Zealand),
   Ltd..................................      219,997        307,286
 Nuplex Industries, Ltd.................      214,098        363,127
 Owens Group, Ltd.......................      138,522         53,899
 *Pacific Retail Group, Ltd.............      194,156        285,720
 Port of Tauranga, Ltd..................      541,952      1,173,324
 Ports of Auckland......................      277,726        886,674
 Powerco, Ltd...........................      524,521        426,499
 Pyne Gould Guinness, Ltd...............      146,734         81,982
 Restaurant Brand New Zealand, Ltd......      337,098        248,877
 *Richina Pacific, Ltd..................      137,322         39,047
 Sanford, Ltd...........................      340,412        823,595
 Scott Technology, Ltd..................       48,074         61,393
 *Seafresh Fisheries....................       80,520          1,125
 South Port New Zealand, Ltd............       30,744         23,925
 Steel & Tube Holdings, Ltd.............      303,825        472,874
 *Tasman Agriculture, Ltd...............      157,056         43,091
 *Tasman Farms..........................      157,056              0
 Taylors Group, Ltd.....................       29,646         22,331
                                            SHARES         VALUE+
                                            ------         ------

 Tourism Holdings, Ltd..................      222,252   $    118,631
 *Trans Tasman Properties, Ltd..........    2,132,308        255,287
 *#Tranz Rail Holdings, Ltd.............      432,409        220,020
 Trustpower, Ltd........................      458,529        805,150
 Waste Management NZ, Ltd...............      349,572        502,223
 Williams & Kettle, Ltd.................       38,372         77,524
 Wrightson, Ltd.........................      478,020        305,227
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $15,858,786)....................                  14,851,143
                                                        ------------

                                             FACE
                                            AMOUNT@
                                            -------
                                             (000)
BONDS -- (0.1%)
 Capital Properties New Zealand, Ltd.
   Notes
   8.500%, 04/15/05
   (Cost $210,193)......................          201        101,595
                                                        ------------

                                            SHARES
                                            ------
RIGHTS/WARRANTS -- (0.0%)
 *Tranz Rail Holdings, Ltd. Rights
   12/13/02
   (Cost $112,987)......................      308,862         40,059
                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $24,297).......................                      24,219
                                                        ------------
TOTAL -- NEW ZEALAND
  (Cost $16,206,263)....................                  15,017,016
                                                        ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Exergy, Inc.
   (Cost $0)............................        7,260              0
                                                        ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad....................       40,000          6,158
 *Autoways Holdings Berhad..............       10,000          3,395
 *Kuala Lumpur Industries Holdings
   Berhad...............................      138,000         17,976
 *MBF Holdings Berhad...................    2,228,250        120,208
 *Promet Berhad.........................    1,143,000         87,229
 *RNC Corp. Berhad......................       33,000          3,561
 *Rahman Hydraulic Tin Berhad...........      111,000         19,425
 *Rekapacific Berhad....................      473,000         57,258
 *Saship Holdings Berhad................      223,520         52,351
 *Tai Wah Garments Manufacturing Berhad
   (Foreign)............................       60,000          6,947
 *Wah Seong Corp........................        7,360          1,695
 *Wing Tiek Holdings Berhad.............       95,800         22,437
                                                        ------------
TOTAL -- MALAYSIA
  (Cost $2,504,809).....................                     398,640
                                                        ------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Sansui Electric Co., Ltd.
   (Cost $25,906).......................      252,052         12,344
                                                        ------------

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                             FACE
                                            AMOUNT         VALUE+
                                            ------         ------
                                             (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,767,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $2,739,330) to be
   repurchased at $2,698,272
   (Cost $2,698,000)....................  $     2,698   $  2,698,000
                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $191,956,449)++.................                $121,089,142
                                                        ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $192,351,600.
  @  Denominated in local currency or the euro

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
UNITED KINGDOM -- (97.7%)
COMMON STOCKS -- (97.6%)
 600 Group P.L.C........................   100,910     $    73,013
 AEA Technology P.L.C...................    30,483          85,852
 AGA Food Service Group P.L.C...........    38,000         121,804
 AIM Group P.L.C........................    32,063          47,396
 *API Group P.L.C.......................    51,500          61,303
 *ASW Holdings P.L.C....................   849,314          33,038
 Abacus Polar P.L.C.....................    75,000         297,587
 Abbeycrest P.L.C.......................    42,590          36,780
 Abbot Group P.L.C......................    92,595         198,108
 Aberdeen Asset Management P.L.C........   100,000          94,138
 Acal P.L.C.............................    13,671         101,575
 Acatos & Hutcheson P.L.C...............    39,436          52,465
 *Adam & Harvey Group P.L.C.............    10,500             327
 *Advanced Medical Solutions P.L.C......    29,802           3,942
 *Advanced Power Components, Ltd........    47,871           7,821
 *African Lakes Corp. P.L.C.............     7,760             302
 Aggreko P.L.C..........................    13,000          29,735
 *Airflow Streamlines P.L.C.............    20,500          15,471
 Airsprung Furniture Group P.L.C........    58,000          74,455
 Airtours P.L.C.........................    24,000          11,017
 Alba P.L.C.............................   105,025         772,158
 Alexandra Workwear P.L.C...............    86,243          85,214
 Alexon Group P.L.C.....................    86,632         310,040
 Allders P.L.C..........................    66,000         160,720
 Allen P.L.C............................    50,000         204,226
 Alpha Airports Group P.L.C.............   392,541         363,424
 Alphameric P.L.C.......................   172,688         130,321
 Alumasc Group P.L.C....................   100,245         187,178
 Alvis P.L.C............................   191,010         460,680
 Amberley Group P.L.C...................   200,000          67,686
 Amey P.L.C.............................    11,353           5,388
 Amstrad P.L.C..........................   149,652          62,872
 *Andrew Sykes Group P.L.C..............   203,650         396,101
 *Anglesey Mining P.L.C.................    55,000             428
 Anglo Eastern Plantations P.L.C........    57,166          68,047
 *Anite Group P.L.C.....................   250,000          82,663
 *Antisoma P.L.C........................   163,333          66,714
 *Applied Optical Technologies P.L.C....    75,383          31,084
 *Arena Leisure P.L.C...................   350,516         174,530
 *Argonaut Games, Ltd...................   100,000          36,955
 Armitage Brothers P.L.C................     4,000           9,336
 *Armour Trust P.L.C....................   198,500          55,596
 Arriva P.L.C...........................    10,350          45,898
 Ashtenne Holdings P.L.C................    50,000         190,611
 *Aukett Associates P.L.C...............   149,201           5,804
 Austin Reed Group P.L.C................    68,999         125,078
 Autologic Holdings P.L.C...............    17,489          95,926
 Avesco P.L.C...........................    29,998          48,544
 Avis Europe P.L.C......................    29,592          54,103
 Avon Rubber P.L.C......................    25,041          59,810
 *Axis-Shield P.L.C.....................    58,284         128,327
 Axon Group P.L.C.......................    19,756          18,444
 *Azlan Group P.L.C.....................   185,000         259,075
 *BNB Resources P.L.C...................    49,000           8,768
 BPP Holdings P.L.C.....................   106,500         391,087
 BSS Group P.L.C........................    47,905         277,664
 BWD Securities P.L.C...................    10,951          54,527
                                           SHARES        VALUE+
                                           ------        ------
 Babcock International Group P.L.C......   310,464     $   543,470
 Baggeridge Brick P.L.C.................    98,000         124,278
 Bailey (Ben) Construction P.L.C........    26,000          58,661
 Bailey (C.H.) P.L.C....................   109,500          10,223
 Bailey (C.H.) P.L.C. Class B...........    10,000           5,602
 Barr (A.G.) P.L.C......................    43,000         281,015
 Beattie (James) P.L.C..................   132,247         255,164
 Bellway P.L.C..........................    93,000         658,425
 Bemrose Corp. P.L.C....................    50,375          31,745
 Benchmark Group P.L.C..................    36,513         112,209
 Bespak P.L.C...........................    55,918         284,954
 Bett Brothers P.L.C....................    33,108         209,156
 *Biocompatibles International P.L.C....    14,690          24,686
 Biotrace International P.L.C...........    75,000         105,614
 Birse Group P.L.C......................   421,901          70,572
 Black Arrow Group P.L.C................    56,500          47,034
 Blacks Leisure Group P.L.C.............    60,959         202,510
 *Blagden Industries P.L.C..............   131,092               0
 Blick P.L.C............................    68,555         185,609
 Bloomsbury Publishing P.L.C............     9,307          98,114
 Body Shop International P.L.C..........   194,000         241,492
 Bodycote International P.L.C...........    92,338         159,483
 *Boosey & Hawkes P.L.C.................    35,500          67,391
 Boot (Henry) & Sons P.L.C..............    47,000         202,211
 Bovis Homes Group P.L.C................    20,000         112,499
 *Bradstock Group P.L.C.................   130,000           8,597
 Brammer (H.) P.L.C.....................   119,123         145,505
 Brewin Dolphin Holdings P.L.C..........   219,762         148,749
 Bristol Water Holdings P.L.C...........    12,000         206,793
 Britannic P.L.C........................     9,800          53,905
 *British Biotech P.L.C.................   698,000          46,159
 British Polythene Industries P.L.C.....    56,740         241,909
 British Vita P.L.C.....................    10,800          42,516
 Brixton Estate P.L.C...................    38,400         132,049
 *Brown & Jackson P.L.C.................   296,819         351,008
 Brown (N) Group P.L.C..................    30,000          73,288
 *Brunel Holding P.L.C..................    11,935           8,357
 *Bulgin (A.F.) & Co. P.L.C.............    36,000           2,241
 *Bullough P.L.C........................   256,000          27,884
 Bulmer (H.P.) Holdings P.L.C...........    60,500         104,023
 *Burn Stewart Distillers P.L.C.........   142,500         134,147
 *Burnden Leisure P.L.C.................    33,000           1,540
 Burndene Investments P.L.C.............   175,001         196,058
 Burtonwood Brewery P.L.C...............    38,000         149,890
 Business Post Group P.L.C..............    56,000         362,488
 *CLS Holdings P.L.C....................   122,907         403,525
 CMG P.L.C..............................    31,000          39,795
 CML Microsystems P.L.C.................    28,361          65,092
 Cadcentre Group P.L.C..................    10,000          51,115
 Caffyns P.L.C..........................     6,000          40,612
 *Cairn Energy P.L.C....................    60,206         282,917
 *Calluna P.L.C.........................    77,140               0
 Camellia P.L.C.........................     2,950         127,379
 *Cammell Laird Group P.L.C.............   256,158          23,915
 *Cape P.L.C............................   119,518          22,317
 Capital & Regional Properties P.L.C....    25,818         119,916
 Capital Radio P.L.C....................     4,110          33,415
 *Carclo Engineering Group P.L.C........   100,463          48,460
 Care UK P.L.C..........................    64,835         132,662

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Carillion P.L.C........................    10,115     $    19,280
 *Carlisle Holdings, Ltd................     8,709          17,617
 Carpetright P.L.C......................   102,500         999,210
 *Carphone Warehouse Group P.L.C........    42,000          64,045
 Carr's Milling Industries P.L.C........    19,000          73,467
 Castings P.L.C.........................    79,000         195,450
 *Cenes Pharmaceuticals P.L.C...........   298,612          15,101
 Chamberlin & Hill P.L.C................    18,000          47,754
 Chapelthorpe P.L.C.....................   579,250          60,839
 Charles Taylor Group P.L.C.............    39,897         153,648
 *Charter P.L.C.........................    88,743         124,276
 Chelsfield P.L.C.......................    20,157          85,625
 Chemring Group P.L.C...................    49,000         178,793
 Chime Communications P.L.C.............    71,838          16,208
 Chloride Group P.L.C...................   485,500         294,622
 Christie Group P.L.C...................    53,263          44,340
 Chrysalis Group P.L.C..................   268,082         880,161
 Churchill China P.L.C..................    30,000          61,151
 City Centre Restaurants P.L.C..........   174,871         137,411
 Clarkson (Horace) P.L.C................    44,733         115,892
 *Clinical Computing P.L.C..............    40,000          20,228
 Clinton Cards P.L.C....................   144,460         419,216
 Close Brothers Group P.L.C.............    10,000          87,914
 Clydeport P.L.C........................    12,500          84,997
 Coats Viyella P.L.C....................   275,000         186,137
 Colefax & Fowler Group P.L.C...........    60,000          69,554
 Collins Stewart Holdings...............    27,716         147,923
 Communisis P.L.C.......................   237,134         446,469
 Compel Group P.L.C.....................     5,000           5,835
 *Computacenter P.L.C...................     9,000          43,833
 *Cookson Group P.L.C...................   383,068         147,524
 Coral Products P.L.C...................    50,000          32,676
 *Cordiant Communications Group
   P.L.C................................    85,000          52,904
 *Corporate Services Group P.L.C........    82,200           8,953
 Cosalt P.L.C...........................    30,700         148,324
 Countryside Property P.L.C.............    94,086         232,774
 Countrywide Assured Group P.L.C........   133,374         277,054
 Courts P.L.C...........................   110,722         357,490
 *Cox Insurance Holdings P.L.C..........   144,666         135,061
 *Cradley Group Holdings P.L.C..........    80,000           8,714
 Cranswick P.L.C........................    19,029         155,005
 Crest Nicholson P.L.C..................   267,250         815,053
 Creston Land & Estates P.L.C...........     5,000           4,629
 Croda International P.L.C..............    59,635         250,540
 Cropper (James) P.L.C..................    22,000          59,050
 *Crown Sports P.L.C....................   250,000          27,230
 *Culver Holdings P.L.C.................       338              74
 *DCS Group P.L.C.......................    10,000           2,295
 DFS Furniture Co. P.L.C................    41,300         258,016
 DTZ Holdings P.L.C.....................   114,500         154,111
 Daejan Holdings P.L.C..................    25,000         544,603
 Dairy Crest Group P.L.C................    20,000         107,365
 *Danka Business Systems P.L.C..........    15,000          14,471
 Dart Group P.L.C.......................    74,000         225,683
 Davis Service Group P.L.C..............    25,000         124,870
 *Dawson International P.L.C............   100,688          39,168
 DeVere Group P.L.C.....................     5,600          23,527
 Dechra Pharmaceiticals P.L.C...........    50,000          92,582
 Delta P.L.C............................   200,000         245,849
 Deltron Electronics P.L.C..............     8,621           9,256
 Densitron International P.L.C..........    74,175          15,870
                                           SHARES        VALUE+
                                           ------        ------
 Derwent Valley Holdings P.L.C..........    90,000     $   813,637
 Development Securities P.L.C...........    50,000         264,521
 Devro P.L.C............................   180,143         138,750
 Dewhurst P.L.C.........................     9,000          11,903
 Dewhurst P.L.C. Class A Non-Voting.....    15,500          17,244
 Diagonal P.L.C.........................    34,200          27,938
 Dicom Group P.L.C......................    30,000         194,190
 *Dimension Data Holdings P.L.C.........    64,000          25,394
 Diploma P.L.C..........................    22,648         117,527
 Domestic & General Group P.L.C.........    17,223         136,676
 Domino Printing Sciences P.L.C.........   355,935         711,681
 Domnick Hunter Group P.L.C.............    30,000         136,073
 Dowding & Mills P.L.C..................   336,440         103,392
 EBC Group P.L.C........................    55,666         139,886
 East Surrey Holdings P.L.C.............    36,800         153,746
 *Easynet Group P.L.C...................    75,000         109,115
 Edinburgh Fund Managers Group P.L.C....    61,000         140,002
 *Eidos P.L.C...........................    55,300         131,652
 Eldridge Pope & Co. P.L.C..............    25,000          66,325
 Eleco Holdings P.L.C...................   104,685          46,424
 Electronic Data Processing P.L.C.......    55,200          34,357
 Electronics Boutique P.L.C.............   150,000         274,246
 *Emess P.L.C...........................   288,250          29,154
 Ennstone P.L.C.........................   295,323         168,875
 *Enodis P.L.C..........................   275,329         261,333
 Enterprise Inns P.L.C..................    15,000         129,421
 Eurocopy P.L.C.........................    41,051          27,786
 Eurodis Electron P.L.C.................    87,500          52,418
 Euromoney Institutional Investors
   P.L.C................................    65,000         250,323
 *European Colour P.L.C.................    82,090          27,463
 European Motor Holdings P.L.C..........   118,325         251,317
 *European Telecom P.L.C................     7,000             327
 *Evans of Leeds Contingent Units
   P.L.C................................    80,000               0
 *Express Dairies P.L.C.................   722,000         351,074
 Expro International Group P.L.C........    54,966         300,202
 *Eyretel P.L.C.........................   134,000          25,021
 *FII Group P.L.C.......................    41,166           6,405
 FKI P.L.C..............................    29,000          43,206
 Falcon Holdings P.L.C..................     5,500          13,479
 Fenner P.L.C...........................    92,146         126,174
 *Ferguson International Holdings
   P.L.C................................    89,105          48,527
 Ferraris Group P.L.C...................     9,600          16,656
 *Fibernet Group P.L.C..................    45,339          17,284
 Filtronic P.L.C........................     4,138           7,727
 Financial Objects P.L.C................     7,000           4,193
 Fine Art Developments P.L.C............   142,288         561,252
 First Choice Holidays P.L.C............    26,087          41,200
 First Technology P.L.C.................   117,111         380,852
 Firth Rixson P.L.C.....................   216,888          34,592
 Fisher (Albert) Group P.L.C............    76,000         199,262
 *Fitness First P.L.C...................    20,000          42,790
 Forminster P.L.C.......................    43,333          15,340
 Forth Ports P.L.C......................   135,363       1,897,739
 Fortress Holdings P.L.C................   120,728          50,721
 *Foster (John) & Son P.L.C.............    27,500           4,600
 Freeport Leisure P.L.C.................    25,814         128,534
 French Connection Group P.L.C..........    25,000         371,497
 *Friendly Hotels P.L.C.................    51,533          28,867

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Friends, Ivory & Sime P.L.C............    60,039     $   199,454
 Fuller, Smith & Turner P.L.C.
   Series A.............................    20,000         133,817
 Fulmar P.L.C...........................   107,500         101,199
 *Future Network P.L.C..................   315,000         291,635
 GWR Group P.L.C........................    49,700         123,734
 Galliford P.L.C........................   517,870         187,351
 Games Workshop Group P.L.C.............    13,176          94,617
 *Gaming International P.L.C............    14,000           6,535
 *Gardner Group P.L.C...................    26,923           3,247
 *Garton Engineering P.L.C..............    10,248           5,980
 Gaskell P.L.C..........................    36,000           9,243
 *Gearhouse Group P.L.C.................    25,000          11,281
 Geest P.L.C............................    72,288         620,331
 Gibbs & Dandy P.L.C....................     4,500          26,783
 Gleeson (M.J.) Group P.L.C.............    22,471         296,329
 Glenmorangie P.L.C.....................    20,000         223,287
 *Glotel P.L.C..........................    15,300          15,594
 Go-Ahead Group P.L.C...................    40,000         368,774
 Goldshield Group P.L.C.................    14,400          87,946
 Gowrings P.L.C.........................     5,000           5,096
 Grainger Trust, Ltd....................    22,000         385,968
 Greene King P.L.C......................    10,162         111,238
 *Greenwich Resources P.L.C.............   438,664          13,651
 Greggs P.L.C...........................    26,000       1,349,215
 *Groupe Chez Gerard P.L.C..............   100,000         122,147
 Guiness Peat Group P.L.C...............   155,255         115,957
 *Gyrus Group P.L.C.....................    30,072          97,562
 Haden Maclellan Holdings P.L.C.........   226,224         112,642
 Halma P.L.C............................    18,000          34,870
 Halstead (James) Group P.L.C...........    74,908         310,626
 Hamley's P.L.C.........................    47,500         124,909
 Hampson Industries P.L.C...............   105,886          21,007
 *Hampton Trust P.L.C...................   232,050          14,443
 Hanover International P.L.C............    12,097          20,799
 Hardys & Hansons P.L.C.................    48,000         239,003
 *Hartstone Group P.L.C.................   240,263           6,542
 *Harvey Nash Group P.L.C...............   183,750         138,669
 Havelock Europa P.L.C..................    27,660          27,975
 *Hawtin P.L.C..........................   196,500          27,518
 Haynes Publishing Group P.L.C..........    14,703          28,369
 Headlam Group P.L.C....................   152,974         642,678
 Heath (Samuel) & Sons P.L.C............     7,500          36,469
 Helical Bar P.L.C......................    35,000         396,199
 *Helphire Group P.L.C..................   134,600         341,385
 Henlys Group P.L.C.....................     8,303          12,855
 Heywood Williams Group P.L.C...........   140,400         305,849
 Highbury House Communications P.L.C....   439,166         104,210
 High-Point P.L.C.......................    57,510           6,711
 Hill & Smith Holdings P.L.C............    86,850         108,787
 Hiscox P.L.C...........................   136,500         294,167
 Hit Entertainment P.L.C................   119,691         490,743
 Hitachi Credit (UK) P.L.C..............    53,912         107,795
 Holidaybreak P.L.C.....................    92,974         828,226
 Holmes Place P.L.C.....................    56,067          77,208
 *Horace Small Apparel P.L.C............   137,500           9,093
 House of Fraser P.L.C..................   325,000         386,862
 Hunting P.L.C..........................   223,174         338,579
 Huntleigh Technology P.L.C.............    24,925         115,575
 *Huntsworth P.L.C......................   108,000          21,846
 *Hyder Consulting P.L.C................    16,308           7,359
                                           SHARES        VALUE+
                                           ------        ------
 *IAF Group P.L.C.......................    30,000     $     1,984
 IG Group P.L.C.........................    50,000         180,886
 *IMS Group P.L.C.......................    75,000           5,252
 *IQE P.L.C.............................   132,400          22,147
 *Ids Group P.L.C.......................    23,000           5,547
 *Imagination Technologies Group
   P.L.C................................   189,698          56,083
 Incepta Group P.L.C....................   351,000         101,039
 Inchcape P.L.C.........................    12,000         137,147
 *Industrial & Commercial Holdings
   P.L.C................................     5,000             117
 Informa Group P.L.C....................    37,229         100,506
 *Intec Telecom Systems P.L.C...........   100,000          32,676
 Intelek P.L.C..........................    99,880          19,427
 *Interx P.L.C..........................    20,000           3,034
 Intserve P.L.C.........................   144,534         452,041
 *Inveresk P.L.C........................   100,000          18,283
 *Irevolution Group P.L.C...............     5,000              97
 Isoft Group P.L.C......................     7,540          26,926
 Isotron P.L.C..........................    50,325         246,664
 Ite Group P.L.C........................   247,186         121,156
 Itnet P.L.C............................    35,754         108,485
 J.& J. Dyson P.L.C.....................    42,750         102,107
 JKX Oil and Gas P.L.C..................   220,533          43,752
 Jarvis Hotels P.L.C....................   215,318         386,967
 Jarvis P.L.C...........................   193,379         856,058
 *Jarvis Porter Group P.L.C.............    99,894          18,264
 John David Sports P.L.C................   114,500         456,988
 Johnson Group Cleaners P.L.C...........   125,535         532,284
 Johnston Group P.L.C...................    26,000         131,483
 Johnston Press P.L.C...................     7,280          42,309
 Joseph (Leopold) Holdings P.L.C........    14,000         121,446
 *Jourdan (Thomas) P.L.C................    40,000           6,846
 *K S Biomedix Holdings P.L.C...........    94,500          23,159
 KBC Advanced Technologies P.L.C........    25,000          14,977
 *Kalamazoo Computer Group P.L.C........    56,120           5,021
 Keller Group P.L.C.....................   110,000         477,539
 Kensington Group P.L.C.................    30,000          87,059
 *Kewill Systems P.L.C..................    10,000           3,501
 Kidde P.L.C............................    41,000          45,774
 Kier Group P.L.C.......................    11,155          81,319
 *Kiln P.L.C............................   200,000         250,517
 Kleeneze P.L.C.........................    84,300         137,730
 *Knowledge Support Systems Group
   P.L.C................................    25,000           7,391
 Laing (John) P.L.C.....................   275,961         560,364
 Laird Group P.L.C......................    31,700          75,221
 Lambert Howarth Group P.L.C............    25,200          66,659
 *Lamont Holdings P.L.C.................    72,231           1,405
 *Laura Ashley Holdings P.L.C...........   499,150          85,435
 Lavendon Group P.L.C...................    50,092         102,106
 *Leeds Group P.L.C.....................    86,938          25,702
 *Leeds Sporting P.L.C..................    66,000           4,621
 *Leicester City P.L.C..................   100,000          12,059
 Lincat Group P.L.C.....................    19,000          82,780
 Linton Park P.L.C......................    39,000         231,511
 Linx Printing Technologies P.L.C.......    27,000          99,149
 Litho Supplies P.L.C...................    20,000           9,025
 London Bridge Software Holdings
   P.L.C................................   157,269          78,308
 *London Clubs International P.L.C......   144,646          52,329
 *London Forfeiting Co. P.L.C...........    12,000           3,921

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 London Merchant Securities P.L.C.......    40,000     $    75,933
 London Scottish Bank P.L.C.............   263,000         515,630
 Lookers P.L.C..........................    53,160         126,144
 *Lorien P.L.C..........................    60,000          66,286
 Low & Bonar P.L.C......................    95,000          71,693
 *Lowe (Robert H.) & Co. P.L.C..........   251,985           7,842
 Luminar P.L.C..........................     3,000          21,240
 *M.L. Laboratories P.L.C...............    51,042           9,134
 *MDIS Group P.L.C......................   342,029         159,660
 MFI Furniture Group P.L.C..............    60,855         114,576
 MMT Computing P.L.C....................     3,000           3,898
 MS International P.L.C.................    71,500          43,946
 MSB International P.L.C................    16,000          15,187
 MacDonald Hotels P.L.C.................    45,500         153,278
 MacFarlane Group Clansman P.L.C........   228,287         122,550
 Macro 4 P.L.C..........................    42,500          40,009
 Maiden Group P.L.C.....................    16,800          67,705
 Mallett P.L.C..........................    24,837          83,863
 Manganese Bronze Holdings P.L.C........    32,184          29,546
 Marlborough Stirling P.L.C.............   150,000          96,861
 Marshalls P.L.C........................   225,800         779,989
 *Martin International Holdings P.L.C...   135,800          21,131
 *Marylebone Warwick Balfour Group
   P.L.C................................    73,345          56,207
 Mayflower Corp. P.L.C..................   550,636         192,779
 McAlpine (Alfred) P.L.C................   196,111         747,618
 McBride P.L.C..........................    10,000           9,958
 McCarthy & Stone P.L.C.................   194,968         960,172
 McKay Securities P.L.C.................    68,500         169,473
 McLeod Russel Holdings P.L.C...........    74,524          55,661
 *Medical Solutions P.L.C...............   126,658          44,343
 *Medisys P.L.C.........................   150,134          18,689
 Meggitt P.L.C..........................    25,306          77,768
 Mentmore Abbey P.L.C...................   236,561         276,068
 Menzies (John) P.L.C...................    57,314         305,445
 *Merant P.L.C..........................   172,500         199,966
 Merchant Retail Group P.L.C............   185,666         356,067
 Merrydown P.L.C........................    59,927          38,697
 Mersey Docks & Harbour Co. P.L.C.......    10,000          84,413
 Metal Bulletin P.L.C...................    95,500         190,949
 Metalrax Group P.L.C...................   358,740         392,137
 Mice Group P.L.C.......................   139,909         113,204
 Michael Page International P.L.C.......    18,000          33,750
 *Microgen Holdings P.L.C...............    45,816          24,239
 Millennium and Copthorne Hotels
   P.L.C................................    31,000         103,467
 Minerva P.L.C..........................    23,000          62,271
 Mitie Group P.L.C......................   500,000         742,994
 Molins P.L.C...........................    68,000         367,685
 Monsoon P.L.C..........................    71,000         127,048
 Morse P.L.C............................    36,866          88,627
 *Moss Brothers Group P.L.C.............   163,400          99,158
 Mowlem (John) & Co. P.L.C..............   319,434         690,888
 Mtl Instruments Group P.L.C............     4,348           9,133
 Mucklow (A & J) Group P.L.C............   175,000         649,439
 *NHP P.L.C.............................   171,875         262,090
 *NSB Retail P.L.C......................   300,000          35,010
 *NXT P.L.C.............................    22,446          20,432
 National Express Group P.L.C...........     6,000          41,919
 Nestor Healthcare Group P.L.C..........   180,200         630,883
 New Look Group P.L.C...................   103,535         426,918
 Newcastle United P.L.C.................   148,923          55,614
                                           SHARES        VALUE+
                                           ------        ------
 Nichols (J.N.) (Vimto) P.L.C...........    66,550     $   115,461
 Nord Anglia Education P.L.C............     5,000          11,865
 Northamber P.L.C.......................    75,888          78,525
 Northgate P.L.C........................   118,200         761,429
 Novar P.L.C............................    21,585          35,434
 *OEM P.L.C.............................    12,000           6,629
 Ocean Wilson Holdings, Ltd.............    84,250          82,589
 Ockham Holdings P.L.C..................   204,751         133,810
 *Orbis P.L.C...........................   142,859           3,890
 Osborne & Little P.L.C.................    11,200          41,825
 Ottakar's P.L.C........................    30,000          86,125
 Owen (H.R.) P.L.C......................    30,000          66,986
 *Oxford Biomedica, Ltd.................    75,000           9,628
 Oxford Instruments P.L.C...............    43,051         106,510
 *Oxford Molecular Group P.L.C..........    41,440           6,126
 PHS Group P.L.C........................   160,000         179,252
 *PPL Therapeutics P.L.C................    43,529           4,911
 PSD Group P.L.C........................    43,500         138,757
 Paladin Resources P.L.C................   274,000         292,047
 Paragon Group of Companies P.L.C.......    47,000         146,265
 Parity Group P.L.C.....................   128,750          36,561
 *Park Food Group P.L.C.................   291,600         106,627
 *Partridge Fine Arts P.L.C.............    58,000          54,149
 Paterson Zochonis P.L.C................    22,000         319,215
 Paterson Zochonis P.L.C. Non-Voting....    27,000         303,538
 Pendragon P.L.C........................    95,750         455,158
 Penna Consulting P.L.C.................    33,000          49,294
 *Peptide Therapeutics Group P.L.C......    35,000         136,151
 Peterhouse Group P.L.C.................    85,427         412,732
 *Pharmagene P.L.C......................   160,000          72,199
 Photo-Me International P.L.C...........   142,620          46,603
 Photo-Scan P.L.C.......................    40,777          59,642
 *Phytopharm P.L.C......................    32,600          58,335
 Pic International Group P.L.C..........   492,975         364,360
 Pillar Property P.L.C..................    41,800         255,612
 Pittards P.L.C.........................    60,985          47,921
 PizzaExpress P.L.C.....................    15,000          69,203
 Planit Holdings P.L.C..................   235,000         126,153
 *Plantation & General Investment
   P.L.C................................    70,623          15,385
 *Plasmon P.L.C.........................   100,000         141,597
 Portmeirion Potteries (Holdings)
   P.L.C................................    22,856          64,905
 Porvair P.L.C..........................    62,000         126,379
 *Powderject Pharmaceuticals P.L.C......    44,500         264,852
 Precoat International P.L.C............    25,000          33,454
 *Premier Consolidated Oilfields
   P.L.C................................   152,488          63,470
 Premier Farnell P.L.C..................    18,000          62,878
 *Pressac Holdings P.L.C................    78,129          24,314
 *Probus Estates P.L.C..................    83,333           1,945
 *Property Partnerships P.L.C...........    10,000           8,091
 *Protherics P.L.C......................   482,694         168,992
 *Proudfoot P.L.C.......................   310,972         286,696
 *Provalis P.L.C........................   375,538          46,747
 *Psion P.L.C...........................   165,200         154,232
 *QSP Group P.L.C.......................    31,250           3,404
 *Queens Moat Houses P.L.C..............   159,000          39,585
 Quintain Estates & Development
   P.L.C................................   108,350         386,922
 *Qxl.com P.L.C.........................   130,000           1,193
 RAC P.L.C..............................    20,000         137,551
 RJB Mining P.L.C.......................    16,000          11,577

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 RM P.L.C...............................    45,490     $    55,565
 *RMS Communications P.L.C..............    15,000               0
 RPC Group P.L.C........................    43,400         114,802
 RPS Group P.L.C........................   192,594         338,636
 Radamec Group P.L.C....................    35,000          15,521
 Radstone Technology P.L.C..............    35,000         152,216
 Ransom (William) & Son P.L.C...........    30,000          14,704
 Redrow Group P.L.C.....................   113,537         412,512
 *Redstone Telecom P.L.C................   148,707           1,099
 *Reece P.L.C...........................   283,750           3,311
 Reed Executive P.L.C...................   116,500         223,875
 Reed Health Group P.L.C................   155,333         250,159
 Reg Vardy P.L.C........................   103,597         577,894
 Regent Inns P.L.C......................   148,109         184,367
 Reliance Security Group P.L.C..........     9,000          74,572
 Renishaw P.L.C.........................   146,806         799,510
 Renold P.L.C...........................   144,000         131,078
 Ricardo Group P.L.C....................    94,709         458,314
 *Richmond Oil & Gas P.L.C..............   220,000               0
 *Rodime P.L.C..........................   435,000          86,300
 *Rolfe & Nolan P.L.C...................    24,000          27,821
 Roseby's P.L.C.........................    45,692         156,414
 Rotork P.L.C...........................   177,977         786,492
 Rowe Evans Investments P.L.C...........    86,917         127,129
 Roxboro Group P.L.C....................    17,586          40,362
 *Roxspur P.L.C.........................    45,958             894
 *Royal Doulton P.L.C...................   240,000          17,738
 Royalblue Group P.L.C..................    47,200         211,150
 Rutland Trust P.L.C....................   174,255          79,987
 S & U P.L.C............................    21,140         142,267
 SCS Upholstery P.L.C...................    29,000         112,585
 SFI Group P.L.C........................    26,713          12,885
 SHL Group P.L.C........................    41,650          52,170
 SIG P.L.C..............................   103,200         296,270
 *SMG P.L.C.............................    50,000          82,857
 Safeland P.L.C.........................    25,000          15,560
 Salvesen (Christian) P.L.C.............   183,157         153,897
 Sanctuary Group P.L.C..................   320,000         210,372
 Sanderson Bramall Motor Group P.L.C....    68,166         349,490
 Savills P.L.C..........................   104,000         220,891
 Scapa Group P.L.C......................    44,337          18,282
 *Scipher P.L.C.........................    28,803          20,168
 Scottish Radio Holdings P.L.C..........    17,200         167,940
 Secure Trust Group P.L.C...............    27,118         147,685
 Securicor P.L.C........................    31,000          37,624
 Selfridges P.L.C.......................    85,000         369,669
 Senior Engineering Group P.L.C.........   122,900          38,725
 *Servicepower Technologies P.L.C.......   150,000          10,503
 Seton Healthcare Group P.L.C...........     9,000          37,811
 Severfield-Rowan P.L.C.................    20,000          85,736
 Shaftesbury P.L.C......................   137,500         527,389
 Shanks & McEwan Group P.L.C............    92,900         139,494
 *Sherwood International, Ltd...........    16,674          23,740
 Shiloh P.L.C...........................    14,500          42,304
 *ShopRite Group P.L.C..................   204,780          27,881
 Silentnight Holdings P.L.C.............    84,300         173,802
 Simon Engineering P.L.C................   348,089         208,527
 Sinclair (William) Holdings P.L.C......    53,000          42,471
 Sindall (William) P.L.C................    66,000         219,771
 Sirdar P.L.C...........................    41,600          40,456
 Skillsgroup P.L.C......................    79,475           8,347
                                           SHARES        VALUE+
                                           ------        ------
 *Skyepharma P.L.C......................    29,000     $    20,306
 Smart (J.) & Co. (Contractors) P.L.C...    22,500         140,916
 *Smartlogik P.L.C......................   207,000             451
 Smith (David S.) Holdings P.L.C........    80,000         184,854
 *Soco International P.L.C..............    59,000         323,611
 Somerfield P.L.C.......................    24,000          27,261
 South Staff Water Holdings P.L.C.......   108,000         799,072
 Southampton Leisure Holdings P.L.C.....    19,615           7,478
 Spectris P.L.C.........................     6,180          30,675
 Spirax-Sarco Engineering P.L.C.........    91,811         557,149
 Spirent P.L.C..........................    49,137          11,966
 *Sportsworld Media Group P.L.C.........    26,049           2,128
 Spring Group P.L.C.....................   169,495         142,417
 Springwood P.L.C.......................    37,500          18,380
 St. Ives P.L.C.........................    30,000         175,751
 St. Modwen Properties P.L.C............    50,000         117,868
 Staffware P.L.C........................    12,000          49,948
 Stagecoach Holdings P.L.C..............   358,074         100,290
 Stanley (Charles) Group P.L.C..........    76,800         124,281
 Stanley Leisure Organisation P.L.C.....   221,258       1,396,052
 Sterling Publishing Group P.L.C........    75,298          11,716
 Stirling Group P.L.C...................   193,011          55,560
 *Stylo P.L.C...........................   127,367          62,428
 *Superscape P.L.C......................    14,621           3,981
 Swallowfield P.L.C.....................    15,000          19,839
 Syltone P.L.C..........................    50,400          75,286
 *Synstar P.L.C.........................   143,000         132,393
 T & S Stores P.L.C.....................   138,335         944,949
 TT Group P.L.C.........................    28,080          55,053
 *Tadpole Technology P.L.C..............   109,090          16,550
 *Tandem Group P.L.C....................   327,365               0
 Tarsus Group P.L.C.....................    34,855          17,084
 Taylor & Francis Group P.L.C...........    14,600         112,453
 Taylor Nelson AGB P.L.C................    19,000          48,042
 Ted Baker P.L.C........................    38,800         143,990
 Telemetrix P.L.C.......................   165,708         140,524
 *Telme.com P.L.C.......................   250,000          55,433
 *Telspec P.L.C.........................    25,000          15,366
 *Ten Alps Communications P.L.C.........     2,352             549
 Terence Chapman Group P.L.C............    62,500          11,670
 Tex Holdings P.L.C.....................    14,000          19,497
 The Innovation Group P.L.C.............   270,000          64,069
 The Malcolm Group P.L.C................   109,377         119,985
 The Television Corp. P.L.C.............    66,330         164,104
 Thistle Hotels P.L.C...................   140,000         262,499
 Thorntons P.L.C........................   158,000         341,730
 Thorpe (F.W.) P.L.C....................    24,000          40,705
 Tibbett & Britten Group P.L.C..........    86,123         523,972
 Tinsley (Eliza) Group P.L.C............    19,844           9,263
 Topps Tiles P.L.C......................    69,690         304,711
 Tops Estates P.L.C.....................    30,088          92,464
 Torex P.L.C............................    73,041         389,259
 *Torotrak P.L.C........................    99,193          33,956
 *Tottenham Hotspur P.L.C...............   150,000          59,517
 Town Centre Securities (New) P.L.C.....   142,137         302,998
 *Trace Computers P.L.C.................    33,552          24,276
 Transport Development Group P.L.C......    19,782          45,710
 Trifast P.L.C..........................   135,388          97,959
 *Tullow Oil P.L.C......................    17,850          24,025
 Ulster Television, Ltd.................   115,602         620,578
 *Ultima Networks P.L.C.................   100,000           1,556
 Ultra Electronics Holdings P.L.C.......    49,745         356,831

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Ultraframe P.L.C.......................    37,200     $   142,104
 Umeco P.L.C............................    18,250          82,636
 Uniq P.L.C.............................    20,000          55,549
 Unite Group P.L.C......................   103,051         268,583
 Universal Salvage P.L.C................    14,255          21,848
 VT Group P.L.C.........................    93,375         330,540
 *Vanguard Medica Group P.L.C...........    13,172          21,828
 *Vega Group P.L.C......................    32,300          29,402
 *Vert (Jacques) P.L.C..................    45,000           8,577
 Vibroplant P.L.C.......................    83,100         127,365
 Victoria Carpet Holdings P.L.C.........    12,000          29,035
 Victrex P.L.C..........................    96,254         335,489
 Vitec Group P.L.C......................    15,242          78,265
 *Vocalis Group P.L.C...................    16,000             747
 Volex Group P.L.C......................    58,801          89,207
 WSP Group P.L.C........................    90,000          86,125
 Wagon Industrial Holdings P.L.C........    65,292         126,486
 *Walker Greenbank P.L.C................    53,105          12,188
 Warner Estate Holdings P.L.C...........    70,000         345,823
 Waste Recycling Group P.L.C............     5,000          14,393
 *Waterdorm P.L.C.......................   105,000               0
 Waterman Partnership Holdings P.L.C....    74,473          74,164
 Watermark Group P.L.C..................    50,000          70,020
 *Waverly Mining Finance P.L.C..........    42,500           3,968
 Weir Group P.L.C.......................    35,236         120,072
 Wellington Holdings P.L.C..............     9,000          10,573
 Wembley P.L.C..........................     6,053          69,085
 Westbury P.L.C.........................   202,522         940,651
 *Weston Medical Group P.L.C............    50,200           4,882
 Wetherspoon (J.D.) P.L.C...............    25,000          70,604
 Whatman P.L.C..........................   241,935         297,398
 White Young Green P.L.C................     9,000          18,205
 Whitehead Mann Group P.L.C.............    95,000         181,080
 *Whittard of Chelsea P.L.C.............    30,000          48,781
 *Wiggins Group P.L.C...................  1,148,266         71,468
 Wilmington Group P.L.C.................    28,692          35,716
 Wilshaw P.L.C..........................   198,409          66,376
 Wilson (Connolly) Holdings P.L.C.......    69,000         154,068
 Wilson Bowden P.L.C....................     7,000          86,755
 Wintrust P.L.C.........................    22,500         131,288
 Wolverhampton & Dudley Breweries
   P.L.C................................    78,873         682,976
 Woolworths Group P.L.C.................    70,000          46,291
 *Worthington Group P.L.C...............   102,653           5,191
 Wyevale Garden Centres P.L.C...........    36,271         223,212
 Wyndeham Press Group P.L.C.............    73,066         148,367
                                           SHARES        VALUE+
                                           ------        ------
 *XAAR P.L.C............................    18,405     $     8,591
 XANSA P.L.C............................    16,000          16,058
 *Xenova Group P.L.C....................   145,714          74,822
 YJL P.L.C..............................    35,932          20,407
 Yates Brothers Wine Lodges P.L.C.......    23,915          31,630
 *Yorkshire Group P.L.C.................    82,504          17,973
 Young & Co's Brewery P.L.C.............    10,000          88,692
 Young & Co's Brewery P.L.C. Class A....     5,234          59,045
 Yule Catto & Co. P.L.C.................    55,732         237,611
 *Zetters Group P.L.C...................    34,486          77,003
 Zotefoams P.L.C........................    62,092          82,094
                                                       -----------
TOTAL COMMON STOCKS
  (Cost $98,850,925)....................                96,477,676
                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $138,965)......................                   122,139
                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 03/31/04......     1,000               0
 *Letter of Entitlements -- Audemars
   Piguet...............................    90,242               0
                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         0
                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $98,989,890)....................                96,599,815
                                                       -----------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.3%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,301,000 FMC
   Discount Notes 1.30%, 12/17/02,
   valued at $2,298,124) to be
   repurchased at $2,266,228
   (Cost $2,266,000)....................  $  2,266       2,266,000
                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $101,255,890)++.................               $98,865,815
                                                       ===========

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $101,267,032.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
FRANCE -- (15.6%)
COMMON STOCKS -- (15.6%)
 *Algeco................................       1,200   $     89,469
 *#Alten SA.............................       6,000         53,001
 Apem SA................................       1,000         34,817
 *April Group SA........................       9,600        166,643
 Arkopharma.............................       1,200         49,050
 Assystem SA............................       2,657         77,575
 Bail-Investissement (Societe
   Immobiliere pour le Commerce &
   l'Industrie).........................       2,367        336,710
 Bains de Mer et du Cercle des Etrangers
   a Monaco.............................       4,615        700,105
 #Beghin-Say............................       6,100        222,092
 *Beneteau SA...........................       4,700        215,536
 *Berger Levrault SA....................         476         45,315
 Boiron SA..............................       3,800        292,959
 *Bonduelle SA..........................       1,900        126,634
 Bongrain SA............................       3,700        157,053
 Brioche Pasquier SA....................       5,200        306,229
 *Buffalo Grill SA......................       1,028         14,828
 Burelle SA.............................       4,030        255,368
 *Business Objects SA...................      16,500        343,374
 CEGID SA...............................       4,500        179,953
 *CS Communication et Systemes..........       4,983         35,690
 Carbone Lorraine.......................      33,245        881,674
 Cegedim SA.............................       6,400        248,294
 Cereol.................................       6,074        193,472
 Change de la Bourse SA.................         614         14,048
 *Christian Dalloz SA...................       2,585        214,718
 Cie Financiere Pour La Location
   D'Immeubles Industriels & Commerciaux
   Sa...................................       6,400        198,317
 Cie Francaise des Ferrailles...........      10,576        465,539
 #Cie Industrielle et Financiere
   d'Ingenierie SA Ingenico.............      61,820        667,237
 *Clarins SA............................       6,600        259,992
 *Club Mediterranee SA..................       4,600        112,568
 Compagnie Financiere Saint-Honore......         770         86,631
 Comptoir des Entrepreneurs SA..........       2,800         94,423
 Concorde Cie d'Assurances Contre les
   Risques de Toute Nature SA...........       2,992        937,549
 *Consortium International de Diffusion
   et de Representation Sante...........         600          6,858
 Continentale d'Entreprises SA..........      21,507        761,643
 Credit Foncier et Communal d'Alsace et
   de Lorraine..........................         840        212,244
 Cristalleries de Baccarat..............       1,090         98,671
 *DMC (Dollfus Mieg et Cie).............       3,100         20,353
 #Damart SA.............................      22,900      2,300,798
 *Damartex SA...........................      22,900        220,740
 De la Rue Imperiale de Lyon............      14,432      1,808,917
 *Delachaux SA..........................         300         15,220
 Deveaux SA.............................       1,040         76,040
 Didot-Bottin...........................       1,620        126,908
 *Dynaction SA..........................      10,660        257,046
 Eiffage SA.............................       3,825        289,179
 Electricite de Strasbourg..............      23,784      1,282,348
 *Elior.................................      24,600        159,063
                                            SHARES        VALUE+
                                            ------        ------
 *Emprunt Conjoint de Banque du Batiment
   et des Travaux Publics et de
   Financiere de Gestion et
   d'Investissement SA..................      29,814   $          0
 Esso SA................................       3,200        254,501
 *Etam Developpement SA.................       3,100         46,257
 *Euler-Hermes SA.......................      11,926        250,322
 *Euro Disney SCA.......................     253,400        131,079
 *Evialis SA............................         400         15,757
 *Exel Industries SA....................         600         23,278
 Explosifs et de Produits Chimiques.....         524        111,601
 #Faurecia SA...........................       6,500        270,278
 Fimalac SA.............................     106,937      2,853,043
 Fininfo SA.............................       9,760        158,256
 *Fleury Michon SA......................         900         25,963
 Fonciere Lyonnaise SA..................       9,596        280,646
 *Fonderies Franco Belge................         492         42,140
 France-Africaine de Recherches
   Petrolieres (Francarep)..............       4,250        253,666
 *GCI (Groupe Chatellier Industrie SA)..       7,258            722
 GFI Industries SA......................       6,845        118,276
 *GFI Informatique SA...................      23,400        133,846
 *Gantois Series A......................         647         41,835
 Gascogne SA............................       6,472        472,237
 *#Gaumont..............................      14,607        624,815
 *Generale de Geophysique SA............      20,770        427,896
 *Generale de Sante.....................       9,300         96,214
 *Generale Location SA..................       9,000        133,309
 *Geodis SA.............................         800         20,612
 Gevelot................................       3,584        131,914
 *Gifi..................................       1,600         45,759
 Grands Moulins de Strasbourg...........         110         14,225
 Grandvision SA.........................       7,000        130,563
 Group Crit.............................       2,000         26,540
 Groupe AB SA...........................       4,500         43,645
 Groupe Bourbon SA......................       1,600        111,414
 Groupe du Louvre SA....................       2,705        161,451
 Groupe Guillin SA......................       1,200         52,703
 Groupe Norbert Dentressangle SA........       6,320        130,202
 *Groupe Steria.........................       3,400         48,366
 *Guitel-Etienne-Mobilor SA.............         116          1,268
 Guyenne et Gascogne SA.................      26,000      2,071,703
 Hoteliere Lutetia Concorde.............       2,505        234,238
 Hotels et Casinos de Deauville.........       2,055        531,504
 *Hyparlo SA............................       1,836         50,135
 IMS International Metal Service SA.....      12,630         60,181
 Industrielle et Financiere d'Entreprise
   SA...................................         300         20,293
 *#Infogrames Entertainment SA..........      22,000         83,381
 *Informatique et Realite SA............       2,643          1,867
 Ipsos SA...............................       1,800        107,435
 *Kaufman et Broad SA...................       2,600         49,116
 Laurent-Perrier........................       1,400         41,780
 *Lectra Systemes SA....................      19,192         95,458
 Legris Industries SA...................       9,350        191,416
 *MRM...................................       1,424         21,680
 Manitou SA.............................      11,092        601,903
 *Manutan International SA..............       1,300         27,157

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Marionnaud Parfumeries Retails
   Perfumes.............................       3,592   $    135,782
 Matussiere et Forest SA................      13,600        102,007
 *Metaleurop SA.........................      35,449         68,764
 *Montupet SA...........................      32,450        461,607
 *NAF NAF SA............................       4,200         71,820
 *Neopost SA............................       7,200        200,545
 Nord-Est SA............................           9            165
 PSB Industries SA......................       1,240         98,619
 *Penauille Polyservices SA.............      10,200         81,275
 *Pier Import Europe SA.................      12,100         40,684
 *Pierre & Vacances.....................       2,000        126,534
 Pinguely-Haulotte SA...................      25,000        129,817
 Plastic Omnium.........................       5,141        357,987
 *Prosodie SA...........................         900         15,220
 Provimi SA.............................       6,200         82,769
 *Radiall SA............................       1,340         52,920
 Robertet SA............................       1,076         83,489
 *Rodriguez Group SA....................       3,000        159,660
 Rougier SA.............................       2,040        102,481
 SA Fromageries Bel la Vache Qui Rit....         500         52,225
 SDR de Bretagne SA.....................         714         10,903
 SEB SA Prime Fidelite 2002.............       3,000        238,744
 SGE (Societe Generale d'Enterprise
   SA)..................................         252         14,477
 SILIC (Societe Immobiliere de Location
   pour l'Industrie et le Commerce).....       3,064        514,192
 #SR Teleperformance....................      90,928      1,910,351
 *Sabate SA.............................      16,900         80,696
 Sabeton................................      13,500        138,994
 Samse SA...............................       4,400        358,912
 Sechilienne-Sidec......................       2,200        189,304
 Securidev SA...........................       1,500         13,414
 Selectibanque SA.......................       7,100        121,622
 Sidergie SA............................       8,000         92,314
 #Skis Rossignol SA.....................      41,668        374,293
 Smoby SA...............................         500         12,833
 #Societe Financiere Interbail SA.......      17,550        549,932
 *Societe Francais des Papiers Peints...         400          7,560
 Sopra SA...............................       6,900        158,556
 *Stallergenes..........................         549         14,827
 Ste Virbac SA..........................       6,852        179,946
 *Stef-Tfe SA...........................         332         17,818
 Sucriere de Pithiviers-le-Vieil........       1,825        695,318
 Taittinger SA..........................      12,700      1,642,361
 Touax (Touage Investissement SA).......      10,378        136,479
 Transiciel SA..........................       3,700         36,696
 *Trigano SA............................       3,000         89,261
 *Trouvay et Cauvin SA..................       1,500            134
 *Ubi Soft Entertainment SA.............       4,100         71,415
 Unilog SA..............................       6,320        232,616
 Vallourec (Usines a Tubes de Lorraine
   Escaut et Vallourec Reunies).........      31,700      1,808,482
 *Valtech, La Defense...................      20,000         22,482
 Vermandoise de Sucreries...............         323        234,878
 Viel et Cie............................      44,339        116,884
 Vilmorin et Cie SA.....................       2,349        193,947
                                            SHARES        VALUE+
                                            ------        ------
 *Vivarte SA............................       8,299   $    297,201
 Zodiac SA..............................      14,200        291,413
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,938,055)....................                 40,880,362
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Geodis (Ex-Calbersn) Rights 12/04/02..         800            326
 *Prosodie SA Warrants 10/28/06.........         900            886
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      1,212
                                                       ------------
TOTAL -- FRANCE
  (Cost $34,938,055)....................                 40,881,574
                                                       ------------
GERMANY -- (11.4%)
COMMON STOCKS -- (11.4%)
 AWD Holding AG.........................      14,000        207,508
 Aachener Strassenbahn-Und Energie
   Versorguns AG........................       2,957         24,120
 *Aareal Bank AG........................      13,400        169,289
 *Acg AG Fuer Chipkarten und
   Informationssysteme..................       1,400          3,036
 *Adva AG Optical Networking............       3,500          6,650
 *Agrob AG..............................       5,800         32,887
 Aigner (Etienne) AG....................         600         94,304
 Aixtron AG.............................      24,100        153,673
 Amadeus AG.............................       1,400          8,816
 Andreae-Noris Zahn AG, Anzag...........      27,200        757,615
 Anterra Vermoegensverwaltungs AG.......       1,350         94,006
 *Articon Integralis AG.................       2,100          3,844
 Augusta Technologie AG.................       3,200          5,698
 #Ava Allgemeine Handelsgesellschaft der
   Verbraucher AG.......................      11,550        338,368
 *Baader Wertpapier Handelsbank AG......       7,900         23,576
 #Balda AG..............................      12,800         61,118
 *#Beate Uhse AG........................      16,800        170,463
 Bechtle AG.............................       6,400         43,738
 *Berliner Elektro Holding AG...........      11,061         45,663
 *Berliner Kindl-Brauerei AG............         790        168,977
 Bertrandt AG...........................       3,100         49,186
 Beru AG................................       3,600        155,064
 Bilfinger & Berger Bau AG..............      14,400        239,222
 Boewe Systec AG........................       3,000         56,851
 *Brau und Brunnen AG...................       4,995        257,387
 Bremer Energiekonto AG.................       5,000         11,440
 *Bremer Woll-Kaemmerei AG..............      19,960         22,834
 *Brillant AG...........................       1,310         18,635
 *Ce Consumer Electrnic AG..............       5,800         17,944
 *Ceag AG...............................      20,670         90,472
 *Celanese AG...........................      20,650        482,736
 *Centrotec Hochleistungskunststoffe
   AG...................................       2,300         17,389
 Cewe Color Holding AG..................       1,900         30,524
 *Comdirect Bank AG.....................      51,900        192,058
 Computerlinks AG.......................         600          2,668
 *Concordia Bau und Boden AG............     102,602        348,042
 *Condomi AG............................       1,800         12,265
 *D. Logistics AG.......................      13,100         26,063
 *Dab Bank AG...........................      29,600         88,335
 *Data Modul AG.........................       2,640         19,959
 *Deutsche Steinzeug Cremer & Breuer
   AG...................................      87,200         47,709
 Deutsche Verkehrs-Bank AG..............       7,124        527,961

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Dierig Holding AG.....................      10,500   $    100,273
 Dis Deutscher Industrie Service AG.....       4,200         63,924
 *Dom-Braugerei AG......................       1,100         47,052
 Douglas Holding AG.....................      14,400        282,196
 Duerr Beteiligungs AG..................      14,750        242,102
 Dyckerhoff AG DM50.....................      12,750        134,950
 Edscha AG..............................       3,500         91,220
 *Elmos Semiconductor AG................       6,100         57,950
 ElreingKlinger AG......................       1,500         40,288
 *#Em TV & Merchandising AG.............      57,400         57,671
 *Epcos AG..............................      25,700        447,397
 Erlus Baustoffwerke AG.................         297        100,452
 *Erste Kulmbacher Actien Brauerei AG...         432              0
 Escada AG..............................      10,260        100,532
 *Eurobike AG...........................       1,700          5,496
 *Evotec Biosystems AG..................      11,600         24,694
 FJA AG.................................       2,800         71,026
 Feilmann AG............................       7,750        285,250
 *Freenet.De AG.........................       1,900          9,450
 Fuchs Petrolub AG Oel & Chemie.........       2,231        155,353
 GFK AG.................................       9,600        143,246
 *GPC Biotech AG........................       6,000         20,890
 *Gft Technologies AG...................      22,600         36,870
 Gilde Brauerei AG......................       1,200      1,187,752
 Goldschmidt (T.H.) AG..................      83,200      2,224,714
 *Grenkeleasing AG......................       5,000         54,712
 Gwag Bayerische Wohnungs-
   Aktiengesellschaft AG................       2,665         80,857
 Hamborner AG...........................      21,000        449,138
 *Herlitz AG............................       3,462          7,129
 #Hochtief AG...........................      18,500        257,645
 *Holsten-Brauerei AG...................      38,462        677,215
 *Hucke AG..............................       8,300         22,706
 *Hugo Boss AG..........................      13,550        132,095
 IFA Hotel & Touristik AG...............       7,000         57,100
 *IM International Media AG.............       5,200          4,914
 Interseroh AG..........................         250          2,338
 *Intershop Communications AG...........      36,600         28,399
 Ivg Holding AG.........................      44,000        404,870
 Iwka AG................................      26,613        285,916
 *Ixos Software AG......................       6,100         30,704
 Jenoptik AG............................      15,000        170,105
 K & S Aktiengesellschaft AG............     129,500      2,290,462
 KSB AG.................................       2,387        185,212
 KWS Kleinwanzlebener Saatzucht AG......       1,650        796,063
 *Kampa-Haus AG.........................      10,375         39,219
 Keramag Keramische Werke AG............      13,000        442,274
 *Kloeckner Humboldt-Deutz AG...........      25,650         44,397
 Kloeckner-Werke AG.....................      14,650        107,114
 Kolbenschmidt Pierburg AG,
   Duesseldorf..........................      28,473        252,084
 *Kontron AG............................       9,678         31,674
 Kromschroeder (G.) AG..................      26,520        195,221
 Krones AG..............................       2,900        136,308
 *LPKF Laser & Electronics AG...........       2,200          7,813
 *Lambda Physik AG......................       3,500         24,372
 Leifheit AG............................      12,500        298,430
 Leoni AG...............................      25,000        708,772
 Loewe AG...............................       2,800         34,260
 *MLF Holding fuer Umwelttechnologie
   AG...................................         165              0
                                            SHARES        VALUE+
                                            ------        ------
 *MLF Holding fuer Umwelttechnologie AG
   Em 95................................          33   $          0
 MVV Energie AG.........................      20,200        283,330
 *MWG Biotech AG........................       6,600          3,086
 Mannheimer Aktiengesellschaft Holding
   AG...................................      35,580        725,573
 Markt und Kuehlhallen AG...............      14,000        272,964
 *Maternus-Kliniken AG, Bad
   Oyenhausen...........................       2,400          1,910
 Maxdata AG.............................      11,500         35,578
 *Medigene AG...........................       4,900         23,104
 Mensch und Maschine Software AG........         900          5,819
 *Moksel (A.) AG........................      15,800         30,649
 *Morphosys AG..........................       1,100          7,824
 Muehlabauer Holdings AG & Co. KGAA.....       2,300         30,430
 *Nemetschek AG.........................       3,800          5,103
 Neue Baumwoll-Spinnerei und Weberei Hof
   AG...................................      12,170         96,851
 *Niedermayr Papierwarenfabrik AG.......         962         11,005
 #Norddeutsche Affinerie AG.............      11,950        133,734
 *Norddeutsche Steingutfabrik AG........       5,960         31,126
 *Novasoft AG...........................       6,700         16,396
 *Ohb Teledata..........................       4,750         16,467
 *Pandatel AG...........................       2,000          6,486
 *Parsytec AG...........................         700          1,755
 *Pfaff (G.M.) AG.......................      80,000         24,670
 Pfeiffer Vacuum Technology AG..........       3,300         67,296
 Pfleiderer AG..........................      17,000         67,306
 Phoenix AG, Hamburg....................      37,500        226,061
 Plambeck Neue Energien AG..............       5,000         39,542
 Progress-Werk Oberkirch AG.............       5,000         99,477
 Puma AG................................       5,700        391,242
 *Qs Communications AG..................       5,900          2,700
 Rational AG............................       4,300        135,597
 Reiter Ingolstadt Spinnereimaschinen
   AG...................................       1,200        186,220
 Renk AG................................      19,400        366,671
 Rheinmetall Berlin AG..................      45,000        707,280
 Rhoen Klinikum AG......................       6,550        237,824
 *SAP Systems Integrations AG...........      13,600        146,788
 *SGL Carbon AG.........................       8,050         64,063
 Salzgitter AG..........................      24,900        163,480
 Sartorius AG...........................       2,600         15,777
 *Schlott Sebaldus AG...................       1,500         20,592
 Schwarz Pharma AG......................      18,000        554,901
 Sektkellerei Schloss Wachenheim AG.....      15,120         94,006
 *Senator Entertainment AG..............       9,800          4,972
 *#Singulus Technologies AG.............      13,900        237,829
 Sinner AG, Karlsruhe...................       4,160         40,348
 Sixt AG................................       6,500         63,690
 Software AG............................      10,250        119,297
 Stada Arzneimittel AG..................       7,350        277,839
 *Stahl (R.) AG.........................       2,000          9,351
 *Steag Hamtech AG......................      11,000         33,922
 Stoehr & Co. AG........................      16,000         80,218
 *Strabag AG............................       3,332         53,862
 Stuttgarter Hofbraeu AG................      18,000        288,284
 Sued-Chemie AG.........................      29,146        739,334
 *Suess Microtec AG.....................       4,600         13,522
 Takkt AG...............................      29,100        102,185
 Tarkett AG.............................      12,800         81,491

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Techem AG.............................       9,100   $     73,324
 Technotrans AG.........................       2,400         16,354
 *Telegate AG...........................       1,400          4,164
 *United Internet AG....................      20,800        157,667
 *VBH (Vereinigter Baubeschlag-Handel)
   AG...................................       9,415         20,605
 VK Muehlen AG..........................       1,312         77,656
 Vereinigte Deutsche Nickel-Werke AG....      25,500        204,201
 Vossloh AG.............................      15,900        349,551
 W.E.T. Automotive Systems AG...........         800         28,808
 *WCM Beteiligungs AG...................     100,666        269,375
 Walter AG..............................      13,500        433,231
 *Walter Bau AG, Augsburg...............      44,271         41,837
 Wanderer-Werke AG......................       7,903        104,560
 *Wedeco AG Water Technology............       4,000         50,494
 Westag and Getalit AG, Rheda-
   Wiedenbrueck.........................       7,000         24,372
 Wuerttembergische Hypotheken Bank AG...      21,827        803,373
 Wuerttembergische Lebensversicherung
   AG...................................       4,430         49,356
 Wuerttembergische Metallwarenfabrik
   AG...................................      30,330        377,141
 Wuerzburger Hofbraeu AG................         133         28,842
 Zapf Creation AG.......................       2,900         72,265
                                                       ------------
TOTAL -- GERMANY
  (Cost $36,416,214)....................                 30,002,362
                                                       ------------
ITALY -- (10.9%)
COMMON STOCKS -- (10.9%)
 Acea SpA...............................      95,000        457,394
 *Actelios SpA..........................      25,801        156,819
 Aem Torino SpA.........................     204,000        231,140
 *Air Dolomiti..........................       3,000         49,539
 *#Alitalia Linee Aeree Italiane SpA
   Series A.............................   1,812,400        524,649
 *Auschem SpA (In Liquidation)..........      82,000              0
 Azienda Mediterranea Gas e Acqua SpA...     171,000        137,785
 Banca Intermobiliare di Investimenti e
   Gestoni SpA..........................      67,500        280,002
 Banca Popolare Dell'etruria e Del Lazio
   Scrl.................................      14,700        165,972
 Banca Popolare di Lodi Scarl...........      69,000        597,845
 Banca Profilo SpA......................      58,000         84,814
 Banca Toscana..........................     117,700        545,612
 Banco di Chiavari e della Riviera
   Ligure SpA, Chiavari.................     120,000        753,238
 Banco di Desio e della Brianza SpA.....      67,500        164,510
 Banco Piccolo Valellinese Scarl SpA....      30,700        249,507
 *Bastogi SpA...........................   1,183,000        116,504
 Bayerische Vita SpA....................      49,000        157,442
 *Beghelli SpA..........................      96,000         48,895
 #Beni Stabili SpA, Roma................     978,500        468,196
 *Binda SpA.............................   1,299,375              0
 Bonifica dei Terreni Ferraresi e per
   Imprese Agricole Roma................       9,675        104,906
 Bremba SpA.............................      40,375        196,802
 Brioschi Finanziaria SpA, Milano.......     175,000         34,991
 Buzzi Unicem SpA.......................      73,100        501,751
 CAMFIN (Cam Finanziaria)...............      36,527        106,646
                                            SHARES        VALUE+
                                            ------        ------
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     453,600   $    471,532
 *#CMI SpA..............................      51,602        207,381
 CSP International Industria Calze
   SpA..................................      10,000         16,911
 Caltagirone Editore SpA................      71,800        396,405
 Caltagirone SpA........................     178,399        722,285
 *Carraro SpA...........................      14,000         20,737
 Cementeria di Augusta SpA..............     105,000        142,053
 Cementir Cementerie del Tirreno SpA....     249,704        616,026
 *Cirio Finanziaria SpA.................     175,000         39,169
 Class Editore SpA......................      44,000         90,166
 #Compagnia Assicuratrice Unipol SpA....     199,333        793,160
 Credito Artigiano SpA..................      53,900        175,867
 *Cremonini SpA.........................      79,400        104,102
 *Cucirini SpA..........................      30,000         28,351
 *Dalmine SpA...........................   1,976,700        271,357
 Danieli & C.Officine Meccaniche SpA....      66,500        122,381
 *Dataconsyst C.G.S. SpA, Monza.........         220              0
 *Del Favero SpA........................      86,000              0
 *Ducati Motor Holding SpA..............      86,500        160,048
 *#E.Biscom SpA.........................      21,500        688,677
 *Emak..................................      12,000         27,993
 Erg SpA................................      95,000        376,122
 Ericsson SpA...........................      14,800        297,396
 *Esprinet..............................       2,000         24,690
 *FMC (Fabbrica Milanese Condutorri
   SpA).................................      25,000              0
 *Finarte Casa d'Aste SpA (Milano)......      56,266         80,599
 *Finarte Partecipazioni Pro Arte SpA...     162,693        113,289
 *Fincasa 44 SpA........................      65,000         23,601
 *#Finmatica SpA........................      26,300        289,879
 *Firs-Italiana de Assicurazioni
   Compagnia di Assicurazioni
   Eriassicurazioni (In Liquidation)....      90,000              0
 *Fochi (Filippo) SpA...................     216,000              0
 *Fornara Societa Finanziaria e di
   Partecipazioni SpA...................     310,000              0
 Gabetti Holding SpA....................      55,000        103,953
 *Gefran................................       6,000         21,964
 Gemina SpA.............................     200,300        170,958
 *Gerolimich SpA (In Liquidation).......     297,400              0
 Gewiss SpA.............................     221,700        624,128
 Giovanni Crespi SpA....................      21,000         14,059
 Grandi Navi Veloci SpA.................      38,000         60,104
 *Grassetto SpA.........................     279,125              0
 Gruppo Ceramiche Ricchetti SpA.........     109,000         39,035
 #Gruppo Editoriale L'espresso SpA......      32,500        126,410
 *ITALJOLLY (Cia Italiana dei Jolly
   Hotels SpA)..........................      34,500        195,621
 *#Impregilo SpA........................     532,000        205,865
 Industria Macchine Automatique SpA.....      23,000        285,767
 Industria Romagnola Conduttori
   Elettrici SpA........................       8,000         20,651
 Industrie Zignago S. Margherita SpA....      52,000        576,249
 Interbanca SpA.........................      28,600        575,266
 Interpump Group SpA....................      45,000        181,296
 Ipi SpA................................      70,700        263,034
 Italdesign Giugiaro SpA................      27,000         99,646
 #Italmobiliare SpA, Milano.............      12,750        429,963
 La Doria SpA...........................      13,000         23,989
 *La Fondiara Assicurazioni SpA.........      48,000        147,544

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Linificio and Canapificio Nazionale
   SpA..................................      22,000   $     25,277
 Locat SpA..............................      40,000         27,694
 Maffei SpA.............................      52,500         64,655
 *Mandelli SpA..........................      41,000              0
 Manifattura Lane Gaetano Marzotto &
   Figli SpA............................     138,000        720,709
 Manuli Rubber Industries SpA...........      42,000         51,849
 Merloni Elettrodomestici SpA...........     155,000      1,640,571
 Milano Assicurazioni SpA...............     199,700        408,236
 *Mirato SPA............................       7,000         35,861
 *Monrif SpA............................     150,000         84,754
 Montefibre SpA.........................     143,130         89,700
 Navigazione Montanari SpA..............      60,000         71,862
 *Necchi SpA............................     164,250         13,643
 *Olidata SpA...........................      20,000         33,921
 *Opengate Group SpA....................       4,000         24,750
 Pagnossin SpA..........................       9,000         13,250
 Perlier SpA............................     100,700         17,480
 Permasteelisa SpA......................      15,800        249,120
 Pininfarina SpA........................      31,285        651,991
 *Poligrafici Editoriale SpA............     132,000        153,501
 *Premafin Finanziaria SpA Holding di
   Partecipazioni, Roma.................     311,330        240,018
 *Premaimm SpA..........................     179,000         18,964
 Premuda SpA............................      22,500         21,353
 *Ratti SpA.............................      31,768         18,645
 Recordati Industria Chimica e
   Farmaceutica SpA.....................      48,000      1,074,349
 Reno de Medici SpA, Milano.............     166,105        145,903
 *Risanamento Napoli SpA................     106,600        149,095
 *Rodriquez SpA.........................      41,250              0
 SAES Getters SpA.......................      14,750        128,387
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      20,500        320,166
 SAIAG SpA (Industrie Articoli Gomma)...      30,000         95,796
 SISA (Societa Imballaggi Speciali Asti
   SpA).................................      65,000         89,166
 SMI STA Metallurgica Italiana SpA......     565,280        261,480
 *SNIA SpA..............................     502,039        893,948
 *SOPAF (Societa Partecipazioni
   Finanziarie SpA).....................      85,000         25,028
 Sabaf SpA..............................       6,000         91,618
 *#Saeco International Group SpA........     117,000        408,521
 Savino del Bene SpA....................      20,000         43,173
 *Schiapparelli 1824 SpA, Milano........      15,000          1,492
 Sirti SpA..............................     121,000        121,691
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................      24,700        560,705
 *Societe Sportiva Lazio SpA............      69,400         52,468
 Sogefi SpA.............................     182,500        354,921
 Sol SpA................................      53,200        131,246
 Stefanel SpA...........................      54,400         67,644
 *Targetti Sank.........................       8,000         23,397
 *Tecnodiffusione Italia SpA............       3,332         19,291
 Terme Demaniali di Acqui SpA...........     199,500         62,712
 *Tod's Group SpA.......................      14,000        482,562
 Trevi-Finanziaria Industriale SpA......      30,000         26,978
 *Tripcovich (D.) & Co. SpA Navigazione
   Rimorchi e Salvataggi Trieste........     113,898              0
                                            SHARES        VALUE+
                                            ------        ------
 *Unione Manifatture SpA (In
   Liquidation).........................     156,000   $          0
 *Unipar (Unione Nazionale di
   Participazione SpA) (In
   Liquidation).........................     539,000              0
 *Viaggi del Ve.........................      14,000         32,589
 Vianini Industria SpA..................      52,520        129,046
 Vianini Lavori SpA.....................     180,752        863,070
 Vittoria Assicurazioni SpA.............      51,500        194,676
 Zucchi (Vincenzo) SpA..................     144,350        562,891
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,314,861)....................                 28,692,451
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Premafin Finanziaria SpA Warrants
   11/30/03.............................     149,178              0
 *Tecnodiffusione Italia SpA Warrants
   11/15/04.............................       1,332            386
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                        386
                                                       ------------
TOTAL -- ITALY
  (Cost $33,314,861)....................                 28,692,837
                                                       ------------
SWITZERLAND -- (9.9%)
COMMON STOCKS -- (9.8%)
 *A. Hiestad Holding AG.................         100         22,920
 AFG Arbonia-Forster Holding AG.........       2,610        137,238
 *Accumulatoren-Fabrik Oerlikon,
   Zuerich..............................          30         16,078
 *Actelion, Ltd.........................       4,400        180,934
 Agie Charmilles Holding AG.............       3,000         98,692
 Alcopor Holding SA.....................         200         22,920
 *Also Holding AG.......................         120         25,077
 *Ascom Holding AG......................       2,700          9,556
 BHB Beteiligungs und
   Finanzgesellschaft...................         150          4,440
 BVZ (Brig Visp Zermatt) Holding AG.....         370         49,885
 *Bachem AG.............................         500         22,347
 Bank Coop AG...........................       5,881        729,471
 Bank Sarasin & Cie Series B, Basel.....         274        295,535
 *Banque Cantonale de Geneve............       1,344        121,407
 Banque Cantonale du Jura...............         450         59,761
 *Banque Cantonale Vaudois..............         600         34,380
 Banque Privee Edmond de Rothschild SA,
   Geneve...............................         120        608,733
 *Barry Callebaut AG....................       1,000        105,837
 Basellandschaftliche Kantonalbank......         600        263,312
 Basler Kantonalbank....................       5,250        240,662
 *Belimo Holdings.......................         130         28,394
 *Berna Biotech.........................       2,400         21,033
 Bobst Group SA.........................      18,200        552,106
 Bon Appetit Holding A..................       1,650         78,362
 *Bossard Holding AG....................       6,350        139,122
 *Bucher Industries AG,
   Niederweningen.......................       3,355        305,327
 Caisse d'Epargne Cantonale Vaudoise,
   Lausanne.............................         280         99,851
 *Calida Holding AG.....................         396         36,039
 *Carlo Gavazzi Holding AG..............         910         22,084
 *Centerpulse AG........................         590         94,660
 *Charles Voegele Holding AG............       1,800         39,922
 Cie Financiere Tradition...............       5,000        240,999
 Conzzeta Holdings AG...................       1,415        830,832

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Crossair AG, Basel....................       2,595   $     61,227
 Daetwyler Holding AG, Atldorf..........         348        422,270
 *Disetronic Holding AG.................         400        154,509
 EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg...........       8,390      2,827,944
 *ESEC Holding AG.......................         400         34,852
 Edipresse SA, Lausanne.................         694        257,313
 Eichhof Holding AG.....................         188         74,140
 Energie Electrique du Simplon SA.......         350         28,313
 Escor AG, Duedingen....................         744         13,040
 *Feintol International Holding AG......         110         11,197
 Financiere Michelin, Granges-Paccot....         637        253,355
 Fischer (Georg) AG, Schaffhausen.......         720         72,805
 Forbo Holding AG, Eglisau..............       1,100        299,580
 Fuchs Petrolub AG Oel & Chemie
   Non-Voting...........................       2,001        138,332
 Galenica Holding AG....................         120         23,379
 Galenica Holding AG, Bern Series B.....         405        357,656
 *Geberit AG............................         870        248,964
 Generale d'Affichage, Geneve...........         290        116,515
 Generali (Switzerland) Holdings,
   Adliswil.............................       1,670        163,239
 *Golay-Buchel Holding SA, Lausanne.....          40         29,661
 Gornergrat Monte Rasa-Bahnen Zermatt...          70         30,673
 Gurit-Heberlein AG.....................       1,125        511,912
 *HPI Holding SA........................       6,000          5,865
 Helvetia Patria Holding................       1,300        143,723
 Hero AG................................       3,040        303,301
 *Industrieholding Cham AG, Cham........         864         83,289
 Jelmoli Holding AG.....................       1,521        953,566
 #Jelmoli Holding AG, Zuerich (Namen)...       2,835        359,294
 Kaba Holding AG........................         740        133,692
 *Kardex AG, Zuerich....................       1,039         64,788
 *Kardex AG, Zuerich (Participating)....         610         34,336
 *Komax Holding AG......................         400         13,887
 Kraftwerk Laufenburg, Laufenburg.......       8,265      2,033,642
 *Kudelski SA...........................       3,700         71,086
 Kuehne & Nagel International AG........       3,240        191,114
 *Kuoni Reisen Holding AG...............         630        131,656
 Lem Holdings AG, Lyss..................         270         46,413
 *#Logitech International SA............      66,100      2,421,809
 Luzerner Kantonalbank AG...............       1,800        187,473
 Maag Holding AG, Zuerich...............         922        120,579
 *Micronas Semi.........................       2,100         47,424
 *Mikron Holding AG, Biel...............       1,326          9,162
 *#Moevenpick-Holding, Zuerich..........       1,320        458,268
 *Omnium Geneve SA, Geneve..............         110             82
 *Orell Fuessli Graphische Betriebe AG,
   Zuerich..............................         240        159,363
 Oz Holding AG..........................       4,400        234,325
 *Parco Industriale e Immobiliare SA....         600          1,416
 *Phoenix Mecano AG, Stein am Rhein.....       2,749        454,025
 Phonak Holding AG......................      13,500        135,145
 *Psp Swiss Property AG.................       1,600        159,093
 *Publicitas Holding SA, Lausanne.......         520         84,130
 Reg Real Estate Group..................       8,010        467,076
 Rieters Holdings.......................         950        183,799
 SAIA-Burgess Electronics AG............          70         16,846
 *Sarna Kunststoff Holding AG...........       1,760        126,951
 Schaffner Holding AG...................         300         37,464
 *Schweiter Technology AG...............         200         14,291
                                            SHARES        VALUE+
                                            ------        ------
 Schweizerhall Holding AG, Basel........         140   $    127,409
 Schweizerische National Versicherungs
   Gesellschaft.........................         396        136,146
 *Siegfried Holding AG..................       8,560        877,114
 Sig Holding AG.........................       3,000        307,400
 *Sihl..................................         150            617
 Sika Finanz AG, Baar...................         800        194,147
 Sika Finanz AG, Baar (Namen)...........         750         28,819
 Sopracenerina..........................       2,409        196,499
 *Sulzer AG, Winterthur.................         760        102,979
 Tamedia AG.............................       2,100        106,174
 Tecan Group AG.........................       2,700         88,094
 *UMS Schweizerische Metallwerke Holding
   AG, Bern.............................       2,560         63,853
 Unaxis Holding AG......................       1,000         79,209
 *Unigestion Holding, Geneve............       2,891        174,913
 *Unilabs SA............................       1,000         15,741
 Valiant Holding........................         180        121,585
 Valora Holding AG......................         860        154,212
 Vaudoise Assurances Holding,
   Lausanne.............................          45         58,244
 Villars Holding SA, Fribourg...........         150         26,190
 *Von Moos Holding AG, Luzern...........       7,000         16,280
 *Von Roll Holding AG, Gerlafingen......      23,024         32,439
 *Vontobel Holdings AG..................      10,800        174,733
 WMH Walter Meier Holding AG, Staefa....          50         42,133
 Zehnder Holding AG.....................         193         96,929
 Zellweger Luwa AG......................       3,040        135,768
 Zschokke Holding SA, Geneve............         230         57,368
 Zueblin Holding AG.....................       4,093         23,729
 Zuger Kantonalbank.....................         545        826,643
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,630,142)....................                 25,822,532
                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29%
   Non-Voting
   (Cost $266,228)......................       2,001        138,264
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $41,513).......................                     41,602
                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $21,937,883)....................                 26,002,398
                                                       ------------
SPAIN -- (8.1%)
COMMON STOCKS -- (8.1%)
 Abengoa SA.............................      56,900        292,634
 Adolfo Dominguez SA....................       3,700         31,286
 Aldeasa SA.............................      13,200        192,893
 *Amper SA..............................      56,800        124,306
 Azkoyen SA.............................      52,500        242,325
 BAMI SA (Inmobiliara de Construcciones
   y Terrenos)..........................      92,786        291,670
 Banco de Andalucia.....................       9,800        463,064
 Banco de Credito Balear SA.............      35,424        451,055
 #Banco de Valencia SA..................     172,844      2,020,290
 Banco Guipuzcoano SA...................      21,194        362,629
 Banco Pastor SA........................      34,300        597,451
 Banco Zaragozano SA....................     187,990      1,683,057
 *Baron de Ley SA.......................       4,200        108,963

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 CAF (Construcciones y Auxiliar de
   Ferrocarriles SA)....................       7,500   $    287,985
 Campofrio Alimentacion SA..............      92,800        818,829
 Cementos Portland SA...................      16,881        618,810
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......      87,900        657,549
 Cortefiel SA...........................      49,200        200,665
 *Dogi International Fabrics SA.........       4,000         15,916
 Elecnor SA.............................      18,300        395,942
 Empresa Nacional de Celulosa SA........      16,040        226,417
 *Ercros SA.............................     100,518         36,997
 *Espanola del Zinc SA..................      29,250         57,030
 *Estacionamientos Urbanos SA...........       4,200              0
 Europistas Concesionaria Espanola SA...     174,940        812,695
 #Faes Farma SA.........................      24,400        263,355
 Fomento de Construcciones y Contratas
   SA...................................      21,870        494,939
 Funespana SA...........................       4,500         19,876
 *Grupo Picking Pack SA.................      87,465         62,645
 Hullas del Coto Cortes.................       8,666         76,724
 Iberpapel Gestion SA...................       6,700         91,976
 Inbesos SA.............................       8,050         16,817
 *Indo Internacional SA.................      33,600         99,938
 *Indra Sistemas SA.....................      75,200        582,743
 Inmobiliaria Colonial SA ICSA..........      35,200        523,487
 Inmobiliaria del Sur SA................         331         25,518
 Inmobiliaria Urbis SA..................      80,282        487,158
 *LSB (La Seda de Barcelona SA)
   Series B.............................      25,200         48,632
 Lingotes Especiales SA.................      22,080         79,072
 Marco Iberica Distribucion de Ediciones
   Midesa...............................      29,600        592,436
 *Mecalux SA............................       9,500         28,823
 Metrovacesa SA.........................      41,265        892,818
 Nicolas Correa SA......................      15,750         40,109
 Obrascon Huarte Lain SA................      53,992        239,007
 Papelera de Navarra SA.................       6,000        104,451
 *Parques Reunidos SA...................      15,300         39,876
 Pescanova SA...........................      26,443        295,927
 Prosegur Cia de Seguridad SA...........      38,800        418,777
 *Radiotronica SA.......................      17,275         24,402
 *Recoletos Grupo de Comunicacion SA....      82,300        376,599
 *#SOS Cuetara SA.......................      10,400        159,943
 *Sogecable SA..........................      34,600        450,888
 Sol Melia SA...........................     112,700        525,797
 Tavex Algodonera SA....................      29,040         88,975
 *Tecnocom Telecomunicaciones y Energia
   SA...................................       6,000         22,561
 *#Tele Pizza SA........................     122,900        116,144
 Transportes Azkar, SA..................      26,700        118,193
 Tubacex SA.............................      73,130        104,756
 Unipapel SA............................      34,946        458,874
 #Uralita SA............................     112,831        713,850
 Vallehermoso SA........................      58,700        548,893
 Vidrala SA, Alava......................      47,040        394,940
 Viscofan Industria Navarra de
   Envolturas Celulosicas SA............      97,492        738,032
                                                       ------------
TOTAL -- SPAIN
  (Cost $17,620,937)....................                 21,358,409
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
SWEDEN -- (7.8%)
COMMON STOCKS -- (7.8%)
 *ADCore AB.............................          50   $         56
 *Active I Malmoe AB Series A...........       4,160         16,061
 *Active I Malmoe AB Series B...........       4,160         14,914
 Addtech AB Series B....................      12,800         42,359
 *Alfaskop AB...........................       3,200            282
 *Allgon AB Series B....................      28,400         73,621
 Angpannefoereningen AB Series B........      10,800        111,987
 *Anoto Group New Issue.................      14,533         21,161
 *Arkivator AB..........................      21,400        112,130
 Axfood AB..............................      43,100        810,620
 B & N Bylock & Nordsjoefrakt AB
   Series B.............................      41,800         47,493
 Beiger Electronics AB..................      11,700         78,083
 Beijer AB Series B.....................      11,700         83,891
 Beijer Alma AB Series B................      10,400         60,803
 Bergman & Beving AB Series B...........      36,200        175,702
 *Biacore International AB..............       7,850        175,785
 #Bilia AB Series A.....................      66,700        607,009
 *Biora AB..............................       6,200          9,575
 *Bong Ljungdahl AB.....................       9,000         34,549
 Boras Waefveri AB Series B.............       8,600         33,678
 *Boss Media AB.........................      25,500         16,034
 *#C Technologies AB....................      69,300        100,907
 Capona AB..............................      19,000        111,082
 Carbo AB...............................      24,300        526,725
 Castellum AB...........................      34,800        466,413
 *Cell Network AB.......................      22,800          2,440
 Cloetta AB Series B....................      15,600        320,076
 Concordia Maritime AB Series B.........      37,300         49,375
 *Connecta AB...........................          50             58
 *D. Carnegie & Co. AB..................      54,000        446,756
 *Doro Telefoni AB Series A.............       2,900          2,559
 Drott Series AB........................      74,400        804,293
 *Duroc AB Series B.....................       2,700          5,570
 *Elekta AB.............................      24,800        251,684
 *Enea Data AB Series B.................     220,000         63,825
 *Eniro AB..............................      51,300        350,852
 *Epsilon AB Series B...................       4,300          9,961
 Fagerhult AB...........................       2,900         34,229
 *Fagerlid Industrier AB................       8,600              0
 *Fastighets AB Celtica.................       5,800         33,270
 Fastighets AB Tornet...................      21,500        381,839
 *Finnveden AB..........................      57,000        194,918
 *Frontec AB Series B...................      18,200         11,444
 Getinge Industrier AB Series B.........      44,151        871,784
 Geveko AB Series B.....................       8,300         96,135
 Gorthon Lines AB Series B..............      41,800         80,692
 Gunnebo AB.............................      17,100        244,276
 HL Display AB Series B.................       2,000         20,738
 Haldex AB..............................      39,000        378,584
 Heba Fastighets AB Series B............       4,300         36,998
 Hexagon AB Series B....................       3,572         58,119
 *Hiq International AB..................      21,500         16,009
 Hoeganges AB Series B..................      27,600        529,753
 *IBS AB Series B.......................      65,200         45,671
 *Icon Medialab International AB........      24,900          6,043
 *Industrial & Financial Systems AB
   Series B.............................      29,700         22,114
 Industrifoervaltnings AB Skandigen.....      21,400         35,410
 *Intentia International AB Series B....      25,140         52,413

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Karlshamns AB..........................      14,900   $    144,639
 Kinnevik Industrifoervaltnings AB
   Series B.............................      38,700        431,169
 Klippans Finpappersbruk AB.............       5,800         21,433
 *Kungsleden AB.........................       8,900        141,373
 Lagercrantz Group AB Series B..........      12,800         27,533
 Lindex AB..............................      16,100        321,455
 Ljungberg Gruppen AB Series B..........       3,800         34,792
 *Meda AB Series A......................       5,300         58,464
 *Medivir Series B......................       2,800         16,061
 *Micronic Laser Systems AB.............      13,600         93,013
 *#Modern Times Group AB Series B.......      41,100        466,976
 NCC AB Series B........................      38,200        231,762
 New Wave Group AB Series B.............       9,000         78,927
 Nibe Industrier AB Series B............       2,600         67,399
 Nobel Biocare Holding AG...............      45,460      2,522,394
 *Nolato AB Series B....................      42,840        158,310
 OEM International AB Series B..........       7,100         59,523
 Observer AB............................     137,856        585,466
 Om AB..................................      68,000        483,820
 Orc Software AB........................      10,500        102,506
 *Ortivus AB............................       5,900         14,448
 PEAB AB Series B.......................      62,600        330,769
 Pandox Hotelfastigheter AB.............      20,100        159,641
 *Partnertech AB........................       3,800         12,156
 *Perbio Science AB.....................      29,600        383,659
 *Pergo AB..............................      43,300         80,244
 Poolia AB Series B.....................      18,150         54,658
 *Prevas AB Series B....................      16,000         24,003
 *Pricer AB Series B....................      91,000          8,633
 *Proact It Group AB....................      15,000         32,431
 Proffice AB............................      42,800        123,697
 *Q-Med AB..............................      20,000        201,868
 Rottneros Bruk AB......................     366,600        323,518
 SSAB Swedish Steel Series A............      60,300        701,754
 SSAB Swedish Steel Series B............      17,100        186,744
 Sardus AB..............................       5,700         48,730
 Scandiaconsult AB......................      57,200        265,009
 *Scribona AB Series A..................      40,100         59,274
 *Scribona AB Series B..................      31,700         52,103
 *Semcon AB.............................      18,300         34,923
 *Sigma AB Series B.....................       8,600          9,487
 *Song Network Holding..................         945          5,160
 Sweco AB Series B......................      23,450        150,033
 TV 4 AB Series A.......................       5,800         72,937
 Teleca AB Series B.....................      41,200        161,340
 *Telelogic AB..........................     162,400        154,064
 *Ticket Travel Group AB................       4,500          3,301
 Trelleborg AB Series B.................      65,600        578,908
 WM-Data AB Series B....................     275,800        383,337
 Wallenstam Byggnads AB Series B........      16,700        175,928
 *Wedins Norden AB Series B.............      10,000         13,789
 *Westergyllen AB Series B..............       4,300         18,262
 Whilborg Fastigheter AB Class B........      50,560        429,451
 *Wilh. Sonesson AB Series A Rights
   07/05/02.............................       4,160          5,507
 *Wilh. Sonesson AB Series B Rights
   07/05/02.............................       4,160          5,920
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,662,691)....................                 20,501,509
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $36,912).......................               $     37,131
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Pricer AB Free Warrants 10/17/03
   (Cost $0)............................       6,500             72
                                                       ------------
TOTAL -- SWEDEN
  (Cost $19,699,603)....................                 20,538,712
                                                       ------------
GREECE -- (6.1%)
COMMON STOCKS -- (6.1%)
 *A. Cambas Holding & Real Estate SA....      25,650         51,032
 Aegek..................................      63,895        153,817
 Agricultural Life Insurance S.A........      26,349        117,426
 Agrotiki Insurance S.A.................      11,994         75,167
 Aktor S.A..............................      88,970        509,786
 Alcatel Cables Hellas S.A..............       3,003         13,741
 Alfa-Beta Vassilopoulos S.A............      12,732        100,816
 *Alisida S.A...........................       2,160          7,477
 *Allatini Industrial & Commercial Co...      15,370         39,600
 *Alpha Leasing.........................      37,191        199,041
 Alte Technological Co. S.A.............      29,500         34,628
 *Altec Information & Communication
   Systems S.A..........................      80,278        111,801
 Alumil Milonas S.A.....................      22,016         84,099
 Aluminum of Attica S.A.................      83,992         68,513
 *Anek Lines S.A........................      44,641         59,506
 Arcadia Metal Industry C. Rokas S.A....      16,429         75,178
 *Aspis Bank............................      25,864         90,050
 *Aspis Pronia General Insurance S.A....      29,790         40,895
 Athens Medical Center S.A..............      67,184        153,715
 Athens Water & Sewerage Public Co......      53,245        218,222
 Attica Enterprises S.A. Holdings.......     104,174        291,197
 Attica Publications S.A................       9,024         28,726
 Atti-Kat S.A...........................      64,494         59,024
 Autohellas S.A.........................      14,400         70,191
 Avax S.A. Construction Co..............      31,108        420,855
 Babis Vovos S.A........................      28,832        516,260
 Bank of Attica S.A.....................      35,348        164,563
 Bank of Piraeus S.A....................     125,429        788,563
 Benrubi S.A............................       9,221         53,936
 *Biometal Esquimo......................      11,340         19,516
 *Bitros Holdings S.A...................      10,452         24,330
 Chipita S.A............................      29,645        139,192
 Delta Dairy S.A........................      29,667        177,071
 *Dionic SA.............................      10,790         17,496
 EFG Eurobank Ergasias S.A..............       9,481        107,518
 Edrassi C. Psallidas S.A...............      15,554         52,297
 Egnatia Bank S.A.......................      72,397        202,371
 El. D. Mouzakis S.A....................      31,653         67,383
 Elais Oleaginous Production S.A........      10,817        170,229
 Elektrak SA............................      14,040         29,330
 Elmec Sport S.A........................      47,086         72,133
 Esha S.A...............................       3,810         38,052
 *Etba Leasing S.A......................      17,297         35,617
 *Ethniki General Insurance Co..........      30,477        159,470
 *Etma Rayon S.A........................      11,242         14,985
 *Europaiki Techniki....................      13,100         12,119
 Everest S.A............................      22,560         64,857
 *Fanco S.A.............................       4,560         17,328
 Fourlis S.A............................      41,540         50,827
 Frigoglass S.A.........................      32,000         93,588

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 General Construction Co. S.A...........      23,559   $    126,084
 General Commercial and Industry........      24,060         26,088
 General Hellenic Bank..................      26,849        126,598
 Germanos S.A...........................      33,570        364,666
 Gianoussis S.A.........................       2,354         21,684
 *Gnomon Construction S.A...............      23,297         21,089
 Goody's S.A............................      13,020        190,911
 Halkor S.A.............................      72,736        141,817
 *Hatziioannou S.A......................      32,440         46,792
 Hellas Can Packaging Manufacturers
   S.A..................................      24,062        120,638
 *Hellenic Biscuits Co. S.A.............      38,080        175,009
 Hellenic Cables S.A....................      26,908         58,888
 Hellenic Duty Free Shops S.A...........      43,650        273,556
 Hellenic Fabrics S.A...................      10,950         44,442
 Hellenic Sugar Industry S.A............      30,820        171,076
 Hellenic Technodomiki S.A..............     112,376        708,736
 Heracles General Cement Co.............      71,083        585,488
 Heremes S.A Building Enterprises.......       7,006         21,884
 *Hippotour S.A.........................      12,155         24,183
 Hyatt Regency S.A......................      71,400        473,036
 Inform P. Lykos S.A....................      13,790        104,804
 *Intersat S.A..........................      19,392          7,330
 Intertech S.A..........................       6,626         17,533
 Intracom S.A...........................      98,886        558,734
 *Ionian Hotel Enterprises..............      13,404        145,606
 *J Boutaris & Son Holding S.A..........      15,230         26,059
 Kalpinis Simos Steel Service Center....      12,432         38,585
 Karelia Cigarette Co...................       2,160        109,584
 Kathimerini S.A........................      13,250         56,413
 Katselis Sons S.A......................       9,000         39,930
 Kekrops Hotel Touristing Building......       2,244         60,941
 *Keramia-Allatini S.A. Industrielle
   Commerciale & Technique..............       8,640         46,928
 *Klonatex S.A..........................      40,703        122,280
 *Kotsovolos SA.........................       2,872          4,187
 *Lambrakis Press S.A...................      60,020        158,818
 *Lampsa Hotel Co.......................      10,376         70,188
 Lavipharm S.A..........................      39,294         64,887
 Light Metals Industry..................      28,662         53,032
 Loulis Mills S.A.......................       8,362         26,618
 Macedonian Plastics S.A................      18,131         24,349
 Mailis (M.J.) S.A......................      72,434        344,423
 *Maritime Company of Lesvos S.A........      30,753         25,085
 Mesochoritis Bros. Construction Co.....      23,700         18,389
 Metka S.A..............................      10,370         39,406
 Michaniki S.A..........................      81,721        173,155
 Minerva Knitwear.......................       5,140         11,965
 *Minoan Lines S.A......................      60,279         78,552
 Mochlos S.A............................      29,920         24,406
 Mytilineos Holdings S.A................      40,520        116,087
 *N. Levederis S.A......................       8,355          9,059
 N.B.G. Real Estate Development Co......      92,710        296,964
 *Naoussa Spinning Mills S.A............      64,091         98,821
 National Investment Bank for Industrial
   Development..........................      49,919        210,549
 Nikas S.A..............................      17,187         67,704
 Notos Com.Holdings S.A.................      53,644        100,857
 *O. Daring Sain........................       7,760         13,818
 *P.D. Papoutsanis S.A..................      12,950         13,140
 Pantechniki S.A........................     131,562         79,833
 *Pegasus Publishing & Printing S.A.....      37,500         79,457
                                            SHARES        VALUE+
                                            ------        ------
 Petros Petropoulos SA..................       4,000   $     20,771
 *Petzetakis S.A........................      22,560         34,785
 Proodeftiki Technical Co...............      32,257         28,238
 Rilken S.A.............................       1,982         14,590
 *Sanyo Hellas S.A......................      72,363         69,825
 *Sarantis S.A..........................      37,800         91,749
 Sato S.A...............................      28,850         28,125
 Selected Textile Industry Assoc. S.A...      40,590         70,661
 *Sfakianakis S.A.......................      10,390         22,635
 *Sheet Steel S.A.......................      25,850         20,057
 Shelman................................      38,042         57,143
 Silver and Baryte Ores Mining Co.
   S.A..................................      30,141        218,878
 Singular S.A...........................      54,600        181,410
 Spyroy Agricultural House S.A..........      22,258         38,969
 *Stabilton S.A.........................      27,530          6,025
 *Strintzis Shipping Lines S.A..........     105,000        119,074
 Technical Olympic S.A..................     106,250        331,879
 *Technodomi M.Travlos Br. Com. &
   Constr. Co. S.A......................      13,910          8,302
 Terna Tourist Technical & Maritime
   S.A..................................      36,310        137,978
 Themeliodomi...........................      26,262        106,066
 Thrace Plastics Co. S.A................      45,500         76,040
 Tiletipos S.A..........................      31,237        161,582
 Uncle Stathis S.A......................      10,999         59,303
 Unisystems S.A.........................      32,430        112,266
 Veterin................................      12,904         38,766
 Viohalco...............................     104,755        475,183
 *Vioter S.A............................      29,900         51,754
 *Vis Container Manufacturing Co........       4,259         13,303
 Zampa S.A..............................         830         12,946
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,671,255)....................                 16,032,978
                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,591)........................       3,196          7,567
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Daring Sain Rights 12/05/02...........       7,760             77
 *Egnatia Bank S.A. Rights 01/20/03.....       3,196              0
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         77
                                                       ------------
TOTAL -- GREECE
  (Cost $19,679,846)....................                 16,040,622
                                                       ------------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
 A.I.R. Holdings NV.....................       1,174         30,656
 *#ASM International NV.................      18,100        268,459
 Aalberts Industries NV.................      25,017        350,894
 Accell Group NV........................       5,010         67,530
 *Arcadis NV............................       5,400         46,143
 *Atag Group NV.........................       4,630          1,336
 Athlon Groep NV........................      34,250        317,540
 Batenburg Beheer NV....................       3,000         77,592
 *Begemann Groep NV.....................      11,909         31,394
 *Begemann Groep NV Series B............      13,451          7,226
 *Beter Bed Holding NV..................       2,100         14,728
 Boskalis Westminster NV................      47,991        859,318
 Brunel International NV................       5,200         17,070

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Buhrmann NV............................      49,009   $    227,674
 Creyf's SA.............................      18,064        256,604
 *Creyf's SA Strip VVPR.................      18,064            180
 Delft Instruments NV...................      13,336        156,541
 Draka Holding NV.......................       7,387         87,445
 Econosto NV............................      17,305         39,593
 Eriks Group NV.........................       8,516        218,140
 *Exact Holding NV......................       9,000        114,597
 *Fox Kids Europe NV....................      30,500        119,238
 Gamma Holding NV.......................      15,705        436,658
 Gemeenschappeljk Bezit Crown van Gelder
   NV...................................      12,000        155,184
 *Getronics NV..........................     128,790        119,148
 Geveke NV..............................       9,664        258,121
 Grolsche NV............................      32,100        638,641
 *Grontmij NV...........................         700         12,987
 Hagemeyer NV...........................      24,400        198,548
 Heijmans NV............................       7,877        136,343
 ICT Automatisering NV..................       1,600         10,823
 Internatio-Mueller NV..................      28,645        391,808
 *Ispat International NV................      26,100         63,351
 KLM (Koninklijke Luchtvaart Mij) NV....      17,300        185,862
 Kas-Associatie NV......................      42,888        725,281
 #Koninklijke Bam NV....................      25,037        367,612
 Koninklijke Frans Maas Groep NV........      12,349        242,002
 Koninklijke Nedlloyd NV................      23,472        279,023
 Koninklijke Ten Cate NV................      10,416        271,575
 Koninklijke Ubbink NV..................       1,500         56,702
 Koninklijke Vendex KBB NV..............      34,800        364,180
 Koninklijke Volker Wessels Stevin NV...      12,740        236,231
 *Koninklijke Vopak NV..................      22,100        260,515
 *#Laurus NV............................     212,367        183,793
 MacIntosh NV...........................      15,590        155,860
 NBM-Amstelland NV......................      59,684        256,486
 *NH Hoteles............................      21,703        199,702
 NV Holdingsmij de Telegraaf............      19,400        299,127
 Nederlandsche Apparatenfabriek.........      14,000        181,744
 *New Skies Satellites NV...............      35,200        113,801
 Nutreco Holding NV.....................      12,281        202,187
 Oce NV.................................      32,200        366,761
 Opg Groep NV Series A..................       4,450        151,615
 Petroplus International NV.............       9,550         76,000
 *Randstad Holdings NV..................      42,700        465,118
 Reesink NV.............................       2,050        100,944
 Roto Smeets de Boer NV.................       1,040         18,622
 Rubber Cultuur Maatschappij Amsterdam
   NV...................................      40,800         94,161
 *SNT Groep NV..........................       2,800         30,639
 Samas-Groep NV, Zaandam................      24,184        121,490
 Schuitema NV, Amersfoort...............      34,200        443,975
 *Schuttersveld NV......................      21,454        141,282
 *Semiconductor Industries NV...........       8,500         41,178
 Sligro Beheer NV.......................       2,222         87,641
 Smit International NV..................      19,643        375,954
 Stork NV...............................      12,200         73,666
 *Textielgroep Twenthe NV...............       1,000          2,487
 Twentsche Kabel Holding NV.............      18,244        178,037
 Unique International NV................      11,430        138,716
 *Univar NV.............................       7,050         35,767
 Van Der Mollen Holding NV..............      57,660      1,326,124
 Vedior NV..............................      32,300        255,441
 *#Versatel Telecom International NV....      91,300         25,430
                                            SHARES        VALUE+
                                            ------        ------
 *Vredestein NV.........................      15,514   $     57,873
 Wegener Arcade NV .....................      70,830        317,067
                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $13,885,768)....................                 15,239,181
                                                       ------------
FINLAND -- (5.0%)
COMMON STOCKS -- (5.0%)
 *4F-Secure Corp........................      71,539         65,472
 Alandsbanken AB Series B...............       1,700         27,227
 *Aldata Solutions Oyj..................      32,822         31,997
 #Alma Media Oyj........................       3,134         59,234
 Amer-Yhtymae Oyj Series A..............      17,020        553,303
 *Aspocomp Group P.L.C..................      12,738         89,333
 *Benefon Oy............................       1,900          1,550
 Capman Oyj Series B....................      12,485         19,623
 #Comptel Oyj...........................      53,527         71,351
 Eimo Oyj...............................      32,700         41,962
 *Elcoteq Network Corp..................      10,210        114,668
 *Elisa Communications Corp.............      74,525        496,705
 *Eq Online Oyj.........................       7,100         11,866
 *Evox Rifa Group Oyj...................      51,210          3,566
 Finnair Oyj............................      77,910        310,009
 Finnlines Oyj..........................      30,280        617,492
 *Finvest Oyj...........................      51,210          7,132
 Fiskars Oy AB Series A.................      13,730        111,314
 HK Ruokatalo Oy Series A...............      11,400         60,898
 Huhtamaki Van Leer Oyj.................      51,600        474,803
 Instrumentarium Oyj....................      54,400      1,515,230
 J.W. Suominen Yhtyma Oy................      11,970         68,467
 #Jaakko Poyry Group Oyj................       3,700         51,529
 *Jippii Group Oyj......................      18,360          6,027
 *Jot Automation Group Oyj..............      83,777         29,169
 KCI Konecranes International Oyj.......      13,800        313,680
 Kemira Oyj.............................     118,400        777,351
 Kesko Oyj..............................      32,060        374,734
 Kone Corp..............................      14,940        426,534
 Laennen Tehtaat Oy.....................       3,930         38,312
 #Lassila & Tikanoja Oyj................      11,970        176,824
 Lemminkainen Oy........................      13,100        211,110
 M-real Oyj Series B....................      24,200        196,198
 Martela Oy.............................         530          9,490
 Metsaemarkka Oyj Series B..............         700          3,969
 New Kyro Corp. Oyj.....................      36,470        219,489
 Nokian Renkaat Oyj.....................       9,700        308,969
 Nordic Aluminium Oy....................       1,900         11,907
 #Novo Group Oyj........................      31,600         80,787
 #Okobank Class A.......................      31,940        467,061
 Olvi Oyj Series A......................         410          8,361
 Orion-Yhtyma Oyj Series B..............      12,700        256,461
 #Outokumpu Oyj Series A................      21,100        204,649
 Oy Stockmann AB Series B...............      24,300        317,873
 PK Cables Oyj..........................       4,760         35,987
 Partek Oyj.............................       9,870        150,221
 #Perlos P.L.C. Warrants 04/04/04.......      25,732        183,021
 Pohjola Group P.L.C. Series D..........      27,415        409,073
 *Pohjola Series C......................         115              0
 *Polar Real Estate Corp. Series K......     126,010         66,436
 Ponsse Oyj.............................       4,900         50,206
 #Raisio Group P.L.C. Series V..........     118,423        137,830
 Rakentajain Koneuvokrammo Oy...........       5,700         29,768
 Rapala VMC Oyj.........................      20,000         78,388
 Rautaruukki Oyj Series K...............      74,910        253,361

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Rocla Oy...............................       1,300   $      8,470
 Sampo Insurance Co., Ltd...............         810          6,156
 Sponda Oyj.............................      40,577        222,006
 Stockmann Oyj AB.......................       8,700        115,970
 *Stonesoft Corp........................      11,279          7,069
 Talentum Oyj...........................      18,300         55,523
 Tamro Oyj..............................     105,620        388,749
 *Tecnomen Holding Oyj..................      36,470         23,581
 Teleste Corp. Oyi......................       4,518         16,944
 Uponor Oyj Series A....................      32,500        604,570
 #Vaisala Oy Series A...................      12,650        270,678
 #Viking Line AB........................       3,240         77,353
 Wartsila Corp. Oyj Series B............      23,710        281,852
 #Yit-Yhtymae Oyj.......................      26,854        454,129
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,215,928)....................                 13,171,027
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Outokumpu Rights 12/17/02
   (Cost $0)............................      21,100              0
                                                       ------------
TOTAL -- FINLAND
  (Cost $12,215,928)....................                 13,171,027
                                                       ------------
NORWAY -- (4.2%)
COMMON STOCKS -- (4.1%)
 Aktiv Kapital ASA......................      32,350        203,197
 Arendals Fosse Kompani ASA.............         100          4,786
 *Avantor Financial Corp................      13,270         81,539
 Awilco ASA Series A....................      50,950        105,748
 Bergesen Dy ASA Series A...............      28,700        552,567
 *Blom ASA..............................       7,970          2,177
 Bonheur ASA............................       9,800        103,039
 *C. Tybring-Gjedde ASA.................      49,104          3,688
 *Choice Hotel Scandinavia ASA..........      27,740         65,908
 *Corrocean ASA.........................      19,321          8,442
 *Den Norske Oljeselkapet...............      48,420        105,125
 *Dof Asa...............................      46,060         59,120
 *#Dsnd Group...........................      65,730        155,272
 *EDB Elektronisk Data Behandling ASA...      98,717        269,592
 Ekornes ASA............................      37,490        455,606
 *#Eltek ASA............................      22,995         97,337
 #Farstad Shipping ASA..................      41,190        236,225
 *Fred Olsen Energy ASA.................      56,600        115,156
 Ganger Rolf ASA........................       5,490         55,474
 *Gresvig ASA...........................       4,590         14,541
 Hafslund ASA...........................      58,700        224,430
 *Home Invest ASA.......................      15,077         14,411
 Hydralift AS...........................      34,340        248,519
 *Industrifinans Naeringseiendom ASA....       7,582          6,057
 *#Infocus Corp.........................      10,455         82,801
 *Kenor ASA.............................     120,758         59,361
 *Kongsberg Gruppen ASA.................      32,600        436,242
 *#Kvaerner ASA.........................     974,581        565,576
 *Kverneland ASA........................      13,460        161,738
 Leif Hoegh & Co. ASA...................      31,175        357,577
 *Merkantildata ASA.....................     188,921        144,462
 *Natural...............................       6,694         35,648
 *Nera ASA..............................     134,553        174,543
 *Nordic Vlsi...........................       5,000         16,044
 Nordlandsbanken ASA....................      32,420        123,510
 *#Ocean Rig ASA........................     178,476         25,345
                                            SHARES        VALUE+
                                            ------        ------
 #Odfjell ASA Series A..................      18,310   $    265,020
 Olav Thon Eiendomsselskap ASA..........       8,320        234,032
 *Pan Fish ASA..........................     160,175         18,372
 *#Petroleum Geo Services ASA...........      35,100         12,461
 *Prosafe ASA...........................      36,930        494,185
 Rieber and Son ASA Series A............      35,804        229,781
 Schibsted ASA..........................      75,460        762,488
 *Sensonor ASA..........................      82,404         26,330
 *Sinvest ASA...........................     226,234          2,780
 Smedvig ASA Series A...................      57,680        307,167
 *Software Innovation ASA...............      13,423         31,159
 Solstad Offshore ASA...................      33,600        160,580
 *Steen and Stroem ASA..................      19,512        239,789
 *Stento Asa............................       1,225          6,691
 *Storebrand ASA........................     183,330        771,025
 *Tandberg ASA Series A.................      70,480        972,012
 *Tandberg Data ASA.....................      35,250         11,311
 *Tandberg Television ASA...............      47,030         43,668
 *#Tgs-Nopec Geophysical Co. ASA........      26,910        203,935
 *Unit 4 Agresso NV.....................       4,620         43,529
 Veidekke ASA...........................      15,936         97,921
 Visual Management Applications ASA.....      33,993        222,800
 Wilhelmshaven (Wilhelm), Ltd. ASA......      20,200        275,826
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,733,444)....................                 10,803,665
                                                       ------------

                                             FACE
                                           AMOUNT@
                                           -------
                                            (000)
BONDS -- (0.1%)
 **Aker RGI Holding ASA
   8.96%, 12/5/02
   (Cost $297,547)......................       2,010        212,728
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $6,287)........................                      6,273
                                                       ------------

                                            SHARES
                                            ------
RIGHTS/WARRANTS -- (0.0%)
 *Sensonor ASA Rights 12/11/02
   (Cost $0)............................      82,404            900
                                                       ------------
TOTAL -- NORWAY
  (Cost $14,037,278)....................                 11,023,566
                                                       ------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
 AS Dampskibsselsk Torm.................      16,190        113,860
 Aarhus Oliefabrik A.S. Aeries A........       3,840        153,289
 *Alm. Brand A.S........................      14,395        134,981
 Amagerbanken A.S.......................       1,640        113,140
 Amtssparekassen Fyn A.S................       1,478         95,628
 Bang & Olufsen Holding A.S.
   Series B.............................      11,767        255,355
 Brodrene Hartmann A.S. Series B........       5,865         94,279
 Bryggerigruppen A.S....................       5,590        147,517
 Christian Hansen Holding A.S.
   Series B.............................       8,280        293,928
 *Codan A.S.............................      43,400        624,975
 Coloplast A.S. Series B................       4,374        280,952
 D'Hooge Schouw NV......................       7,850        123,033
 DFDS A.S., Copenhagen..................       7,680        143,001

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Dalhoff, Larsen & Hornemann A.S.
   Series B.............................         670   $     13,642
 Danske Traelastkompagni A.S............      28,340        459,356
 *Danware...............................       2,419         38,885
 *East Asiatic Co., Ltd.................      20,553        457,033
 *Edb Gruppen A.S.......................       3,230         43,268
 *FLS Industries........................      54,980        412,437
 *Fimiston Resources & Technology
   Ltd..................................         400          3,751
 Fluegger A.S. Series B.................       1,638         43,445
 *Foras Holding A.S. Series A...........       7,082         42,501
 *Forstaedernes Bank....................       3,007         77,742
 *Glunz & Jensen A.S....................       1,470         15,753
 *#Gn Great Nordic A.S..................     210,980        652,856
 Henriksen Og Henriksen Holding A.S.
   Series B.............................         770         72,203
 Hoejgaard Holding A.S. Series B........       2,500         60,281
 *I-Data International A.S..............       2,327          1,403
 *IC Co. A.S............................       3,510         12,460
 *Incentive A.S.........................       3,575          5,507
 *Junckers (F.) Industrier A.S..........         860          8,064
 *Jyske Bank A.S........................      37,760        948,413
 Kjobenhavns Sommer Tivoli A.S..........         190         31,815
 Koebenhavns Lufthavne..................       8,730        608,110
 *Korn-Og Foderstof Kompagnet A.S.......       8,498        182,138
 *NTR Holdings A.S......................       1,130          4,238
 Naestved Diskontobanken................         345         30,386
 *#Neg Micon A.S........................      23,698        411,098
 *Neurosearch A.S.......................       6,650         46,322
 Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................      22,495        195,868
 Nordvestbank...........................         250         28,131
 Per Aarsleff A.S. Series B.............       1,545         37,253
 *Pharmexa A.S..........................       3,235         17,984
 Radiometer A.S. Series B...............       7,393        298,093
 *Ringkjobing Landbobank................         850         81,982
 Rockwool, Ltd..........................       3,820         46,566
 Sanistal A.S. Series B.................         936         27,584
 *Sas Danmark A.S.......................      34,300        225,141
 Satair A.S.............................       1,350         21,717
 *Simcorp A.S...........................       4,222         98,974
 Sjaelso Gruppen A.S....................       1,719         55,265
 *Sondagsavisen A.S.....................      17,601         68,375
 Spar Nord Holding......................       4,973        217,837
 Sparkasse Regensburg...................      19,440        445,304
 Sydbank A.S............................       7,192        461,477
 TK Development.........................      12,478         83,576
 *Thrane and Thra.......................       2,886         46,005
 *Topdanmark A.S........................      28,300        693,748
 VT Holdings Shares B...................       3,130         95,597
 *Wessel & Vett Magasin du Nord A.S.
   Series C.............................       2,102         72,084
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,690,143)....................                 10,575,606
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $47,580).......................                     47,866
                                                       ------------
TOTAL -- DENMARK
  (Cost $12,737,723)....................                 10,623,472
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
BELGIUM -- (4.1%)
COMMON STOCKS -- (4.1%)
 *Abfin SA..............................       2,560   $          0
 Ackermans & Van Haaren SA..............      13,730        239,018
 *Afrifina..............................       3,480        146,468
 *Arinso International NV...............       4,360         32,529
 BMT NV.................................       2,040        144,082
 Banque Nationale de Belgique...........         710      1,914,032
 Barco (New) NV.........................       5,120        249,567
 Bekaert SA.............................       9,070        376,962
 Brantano NV............................       1,100         32,718
 CFE (Compagnie Francois
   d'Entreprises).......................       2,080        400,374
 Carrieres Unies Porphyre...............          20         21,885
 Cie Martime Belge SA...................       3,080        147,066
 Cofinimmo SA...........................       4,763        459,594
 Commerciale de Brasserie SA COBRHA.....         115         47,018
 D'Ieteren SA...........................       2,260        310,248
 Deceuninck SA..........................      63,700      1,172,284
 Engrais Rosier SA......................         655         42,417
 Floridienne NV.........................       2,033         97,073
 *Glaces de Moustier-sur-Sambre SA......      13,370        266,001
 *Immobel (Cie Immobiliere de Belgique
   SA)..................................       4,600        168,623
 *Intercomfina SA.......................      11,000            109
 *Ion Beam Application SA...............      10,850         63,248
 *Kinepolis Group NV....................       2,070         18,903
 Koramic Building Products SA...........       5,510        115,105
 Metiers Automatiques Picanol...........         403        280,624
 *Mobistar SA...........................      25,670        603,664
 Omega Pharma SA........................      12,120        367,726
 Ontex NV...............................       3,770        336,400
 *Papeteries de Catala SA...............         315         29,768
 Plantations Nord-Sumatra SA............         650         97,701
 *Real Software SA......................      10,280         16,464
 Recticel SA............................      11,360        108,485
 Resilux NV.............................         700         44,566
 Roularta Media Groep...................       3,860         86,780
 *SA Finspa Bonus Shares................         325          1,920
 *SIPEF (Societe Internationale de
   Plantations & de Finance), Anvers....       1,545        135,249
 *Sait Radioholland.....................       6,088         39,971
 Sapec SA...............................       3,635        124,751
 *Sapec SA VVPR.........................          75             42
 Sioen Industries.......................      10,350         77,219
 Societe Belge Des Betons SA............       8,500        279,032
 Solvus SA..............................      20,280        121,043
 *Solvus SA Interim Strip VVPR..........         112              1
 *Spector Photo Group SA................       3,688         39,439
 *Systemat SA...........................       2,450         12,795
 #Telindus Group SA.....................      17,240         77,003
 Ter Beke NV............................       2,281         92,147
 Tessenderlo Chemie.....................      13,830        396,908
 UNIBRA.................................       1,600        111,414
 Union Miniere SA.......................       9,130        380,000
 VPK Packaging Group SA.................       5,525        126,410
 Van de Velde NV........................       1,170         90,201
 Warehouses de Pauw Sicafi..............       2,790         75,768
                                                       ------------
TOTAL -- BELGIUM
  (Cost $9,366,320).....................                 10,618,815
                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
AUSTRIA -- (3.1%)
COMMON STOCKS -- (3.1%)
 Allgemeine Sparkasse Baugesellschaft...         670   $     65,670
 *Austria Email AG......................         715          1,259
 Austria Haustechnik AG.................       3,826         79,545
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft......      27,880        195,525
 #BBAG Oesterreichische Brau-
   Beteiligungs AG......................       7,984        481,299
 BWT AG.................................      13,530        125,171
 Bank Fuer Kaernten und Steiermark AG...         520         48,547
 Bau Holding AG.........................       4,980        227,881
 Bohler Uddeholm AG.....................       9,020        401,533
 Brau Union Goess-Reinighaus AG.........      10,720        540,233
 *#Ca Immobilien Invest AG..............      18,153        323,419
 Constantia-Iso Holding AG..............      15,000         92,364
 Constantia-Verpackungen AG.............       6,000         54,911
 Flughafen Wien AG......................      14,792        489,996
 *#Immofinanz Immobilien Anlagen AG.....     126,142        722,776
 Jenbacher AG...........................       7,860        133,703
 Lenzing AG.............................       3,424        266,356
 Manner (Josef) & Co. AG................         870         18,477
 Mayr-Melnhof Karton AG.................       9,840        698,019
 Oberbank AG............................       3,555        240,475
 Palfinger AG...........................       7,610        122,637
 *Readymix Kies-Union AG................         500         23,874
 *Rhi AG, Wien..........................      18,559        120,002
 Rosenbauer International AG............         850         21,139
 *#Sparkassen Immobilien................      24,880        178,199
 Ubm Realitaetenentwicklung AG..........         360         23,636
 Uniqa Versicherungen AG................      79,223        634,408
 Va Technologie AG......................      11,400        181,446
 Voest-Alpine Stahl AG..................      30,095        766,401
 *Waagner Biro Binder Beteiligungs AG...       1,430              0
 Wienerberger AG........................      57,030        871,397
 *Wolford AG............................       4,100         42,539
                                                       ------------
TOTAL -- AUSTRIA
  (Cost $8,642,890).....................                  8,192,837
                                                       ------------
IRELAND -- (2.8%)
COMMON STOCKS -- (2.8%)
 Abbey P.L.C............................      19,319         89,363
 Anglo Irish Bank Corp. P.L.C...........     200,833      1,378,497
 *Arcon International Resources P.L.C...     143,750          5,720
 Ardagh P.L.C...........................      14,262         17,025
 Arnotts P.L.C..........................      12,322        118,898
 *Barlo Group P.L.C.....................     115,775         24,186
 DCC P.L.C..............................      61,697        635,223
 *Dragon Oil P.L.C......................     104,167         20,724
 *Dunloe Ewart P.L.C....................     235,918        112,648
 *Elan Corp. P.L.C......................     154,046        398,424
 Fyffes P.L.C...........................     241,712        322,199
 Glanbia P.L.C..........................     204,759        321,826
 *Grafton Group P.L.C...................     125,748        456,579
 Greencore Group P.L.C..................     142,544        378,601
                                            SHARES        VALUE+
                                            ------        ------
 Heiton Holdings P.L.C..................      33,002   $     72,224
 IAWS Group P.L.C.......................      86,078        680,739
 IFG Group P.L.C........................      37,599         18,327
 *ITG Group P.L.C.......................      18,328         41,934
 IWP International P.L.C................      39,611         16,944
 Independent News & Media P.L.C.........     406,739        594,778
 *Iona Technologies P.L.C...............      14,281         46,881
 Irish Continental Group P.L.C..........      18,872        126,719
 Jurys Hotel Group P.L.C................      43,861        308,911
 Kerry Group P.L.C......................      10,812        139,821
 Kingspan Group P.L.C...................     114,417        207,149
 Readymix P.L.C.........................      62,281         80,542
 *Riverdeep Group P.L.C.................     139,623        222,228
 Ryan Hotels P.L.C......................      43,787         27,441
 United Drug P.L.C......................      20,130        240,296
 Waterford Wedgwood P.L.C...............     530,812        300,980
                                                       ------------
TOTAL -- IRELAND
  (Cost $7,381,774).....................                  7,405,827
                                                       ------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $549,479)......................                    557,062
                                                       ------------
UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Tullow Oil P.L.C......................     212,968        286,644
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,658)........................                      1,811
                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $194,612).......................                    288,455
                                                       ------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,035,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $2,014,650) to be
   repurchased at $1,984,200
   (Cost $1,984,000)....................  $    1,984      1,984,000
                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $264,603,171)++.................               $262,621,156
                                                       ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ** Rate shown is the rate as of November 30, 2002, and maturity shown is the next interest readjustment date.
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $264,650,823.
  @  Denominated in local currency or the Euro.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                                THE           THE        THE UNITED        THE
                                                             JAPANESE     PACIFIC RIM     KINGDOM      CONTINENTAL
                                                               SMALL         SMALL         SMALL          SMALL
                                                              COMPANY       COMPANY       COMPANY        COMPANY
                                                              SERIES        SERIES         SERIES        SERIES
                                                             ---------    -----------    ----------    -----------
ASSETS:
Investments at Value.....................................    $289,545       $122,744      $119,385       $339,159
  (including $63,918, $6,061, $0 and $32,375,
    respectively, of securities on loan.)
Cash.....................................................          --             16            16             15
Receivables:
  Dividends, Interest and Tax Reclaims...................       1,457             95           535          1,861
  Investment Securities Sold.............................       1,280            152            93            173
Prepaid Expenses and Other Assets........................           2              1             2              3
                                                             --------       --------      --------       --------
    Total Assets.........................................     292,283        123,008       120,031        341,211
                                                             --------       --------      --------       --------

LIABILITIES:
Payables:
  Collateral on Securities Loaned........................      67,467          7,767            --         34,589
  Investment Securities Purchased........................         450              6            --            229
  Due to Advisor.........................................          19             10            10             26
Accrued Expenses and Other Liabilities...................          40             39            28             52
                                                             --------       --------      --------       --------
    Total Liabilities....................................      67,976          7,822            38         34,896
                                                             --------       --------      --------       --------
NET ASSETS...............................................    $224,307       $115,186      $119,993       $306,315
                                                             ========       ========      ========       ========
SHARES OUTSTANDING $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized)
Investments at Cost......................................    $454,230       $171,144      $102,346       $299,133
                                                             ========       ========      ========       ========

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                    THE           THE      THE UNITED       THE
                                  JAPANESE    PACIFIC RIM    KINGDOM    CONTINENTAL
                                   SMALL         SMALL        SMALL        SMALL
                                  COMPANY       COMPANY      COMPANY      COMPANY
                                   SERIES       SERIES       SERIES       SERIES
                                ------------  -----------  -----------  -----------
ASSETS:
Investments at Value..........  $    194,191  $  121,089   $    98,866  $  262,621
Collateral for Securities
  Loaned......................        55,124       6,714            --      23,518
Cash..........................            16          15            15          16
Receivables:
  Investment Securities
    Sold......................            --         497            --          10
  Dividends, Interest, and Tax
    Reclaims..................           858         259           301       1,087
  Fund Shares Sold............            56          --            --          --
Prepaid Expenses and Other
  Assets......................            --          --            --           1
                                ------------  ----------   -----------  ----------
    Total Assets..............       250,245     128,574        99,182     287,253
                                ------------  ----------   -----------  ----------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................        55,124       6,714            --      23,518
  Investment Securities
    Purchased.................            --         134           229         558
  Fund Shares Redeemed........            22          29            21          35
  Due to Advisor..............            16          10             8          22
Accrued Expenses and Other
  Liabilities.................            36          50            25          52
                                ------------  ----------   -----------  ----------
    Total Liabilities.........        55,198       6,937           283      24,185
                                ------------  ----------   -----------  ----------
NET ASSETS....................  $    195,047  $  121,637   $    98,899  $  263,068
                                ============  ==========   ===========  ==========
SHARES OUTSTANDING $0.01 PAR
  VALUE
  (Unlimited Number of Shares
  Authorized)
Investments at Cost...........  $    428,107  $  191,956   $   101,256  $  264,603
                                ============  ==========   ===========  ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                  THE         THE      THE UNITED      THE
                                JAPANESE  PACIFIC RIM   KINGDOM    CONTINENTAL
                                 SMALL       SMALL       SMALL        SMALL
                                COMPANY     COMPANY     COMPANY      COMPANY
                                 SERIES     SERIES       SERIES      SERIES
                                --------  -----------  ----------  -----------
INVESTMENT INCOME
Dividends (Net of Foreign
  Taxes Withheld of $450,
  $159, $341, and $763,
  respectively)...............  $  2,549    $5,344      $ 3,310      $ 5,705
Interest......................        90        52           30          149
Income from Securities
  Lending.....................       559       108            2          359
                                --------    ------      -------      -------
    Total Investment Income...     3,198     5,504        3,342        6,213
                                --------    ------      -------      -------
EXPENSES
  Investment Advisory
    Services..................       210       135          102          245
  Accounting & Transfer Agent
    Fees......................       258       166          125          302
  Custodian Fees..............        75       118           23          193
  Legal Fees..................         1         1            1            2
  Audit Fees..................         2         1            1            3
  Shareholders' Reports.......         1         1            2            2
  Trustees' Fees and
    Expenses..................         1        --            1            2
  Other.......................        12         5            7           12
                                --------    ------      -------      -------
    Total Expenses............       560       427          262          761
                                --------    ------      -------      -------
  NET INVESTMENT INCOME
    (LOSS)....................     2,638     5,077        3,080        5,452
                                --------    ------      -------      -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
    CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................    (5,702)     (624)         (74)       3,013
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............       140       (15)          79          134
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........   (14,390)    5,451       (7,990)      (4,955)
  Translation of Foreign
    Currency Denominated
    Amounts...................        39        (3)           4          147
                                --------    ------      -------      -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........   (19,913)    4,809       (7,981)      (1,661)
                                --------    ------      -------      -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $(17,275)   $9,886      $(4,901)     $ 3,791
                                ========    ======      =======      =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                 THE JAPANESE            THE PACIFIC RIM          THE UNITED KINGDOM         THE CONTINENTAL
                                    SMALL                     SMALL                                               SMALL
                                   COMPANY                   COMPANY                SMALL COMPANY                COMPANY
                                    SERIES                    SERIES                    SERIES                    SERIES
                           ------------------------  ------------------------  ------------------------  ------------------------
                              YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2002         2001         2002         2001         2002         2001
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $     2,638  $     2,899  $     5,077  $     4,828  $     3,080  $     2,961  $     5,452  $     6,034
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......       (5,702)      (3,015)        (624)      (1,025)         (74)      (3,180)       3,013        1,115
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          140          (95)         (15)         (40)          79           --          134         (119)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
    and Foreign
    Currency.............      (14,390)     (28,336)       5,451         (102)      (7,990)      (4,191)      (4,955)     (18,461)
  Translation of Foreign
    Currency Denominated
    Amounts..............           39          (23)          (3)          (3)           4            1          147          114
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations........      (17,275)     (28,570)       9,886        3,658       (4,901)      (4,409)       3,791      (11,317)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Transactions in Interest
  Contributions..........       46,066       46,524       12,243       15,731       19,447        7,668       79,614       20,115
  Withdrawals............      (29,931)     (17,885)     (31,046)     (20,723)     (12,388)     (16,324)     (30,674)     (25,185)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net Increase (Decrease)
    from Transactions in
    Interest.............       16,135       28,639      (18,803)      (4,992)       7,059       (8,656)      48,940       (5,070)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
    Total Increase
      (Decrease).........       (1,140)          69       (8,917)      (1,334)       2,158      (13,065)      52,731      (16,387)
NET ASSETS
  Beginning of Period....      196,187      196,118      130,554      131,888       96,741      109,806      210,337      226,724
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  End of Period..........  $   195,047  $   196,187  $   121,637  $   130,554  $    98,899  $    96,741  $   263,068  $   210,337
                           ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 THE JAPANESE SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =========================================================
Total Return.......................     (9.62)%    (13.51)%     (9.93)%     33.83%      (9.52)%
-----------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $195,047    $196,187    $196,118    $202,676    $190,004
Ratio of Expenses to Average Net
  Assets...........................      0.27%       0.28%       0.27%       0.28%       0.28%
Ratio of Net Investment Income to
  Average Net Assets...............      1.26%       1.41%       1.38%       1.10%       1.29%
Portfolio Turnover Rate............         5%          9%          6%          6%          8%
-----------------------------------  ---------------------------------------------------------

                                               THE PACIFIC RIM SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =========================================================
Total Return.......................      7.28%       2.84%     (10.99)%     54.81%     (23.57)%
-----------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $121,637    $130,554    $131,888    $183,759    $139,881
Ratio of Expenses to Average Net
  Assets...........................      0.32%       0.28%       0.29%       0.48%       0.38%
Ratio of Net Investment Income to
  Average Net Assets...............      3.77%       3.69%       4.10%       2.95%       4.01%
Portfolio Turnover Rate............        26%         10%          7%         34%         26%
-----------------------------------  ---------------------------------------------------------

N/A+ Not applicable as The Japanese Small Company Series and The
     Pacific Rim Small Company Series are organized as partnerships and do not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              THE UNITED KINGDOM SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                      -------     -------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)              --          --          --          --          --
                                      -------     -------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                      -------     -------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =========================================================
Total Return.......................     (4.67)%     (4.89)%     (6.18)%     36.75%     (13.19)%
-----------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $98,899     $96,741    $109,806    $132,127    $127,485
Ratio of Expenses to Average Net
  Assets...........................      0.26%       0.27%       0.26%       0.26%       0.26%
Ratio of Net Investment Income to
  Average Net Assets...............      3.03%       2.86%       3.06%       3.55%       3.66%
Portfolio Turnover Rate............         6%         14%         11%          5%         11%
-----------------------------------  ---------------------------------------------------------

                                               THE CONTINENTAL SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2002        2001        2000        1999        1998
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)              --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =========================================================
Total Return.......................      3.22%      (5.43)%      2.67%      (5.89)%     19.90%
-----------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $263,068    $210,337    $226,724    $252,368    $304,402
Ratio of Expenses to Average Net
  Assets...........................      0.31%       0.30%       0.28%       0.27%       0.27%
Ratio of Net Investment Income to
  Average Net Assets...............      2.22%       2.73%       2.36%       1.92%       1.76%
Portfolio Turnover Rate............        12%         12%          9%         11%          1%
-----------------------------------  ---------------------------------------------------------

N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships and do not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2002, the Trust consisted of twenty-five investment portfolios, of which four are included in this report, (collectively, the "Portfolios") (seventeen are presented in separate reports and four have not commenced operations):

The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Portfolios which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor")provides investment advisory services to the Trust. For the year ended November 30, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series.................   0.10 of 1%
The Pacific Rim Small Company Series..............   0.10 of 1%
The United Kingdom Small Company Series...........   0.10 of 1%
The Continental Small Company Series..............   0.10 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

The Japanese Small Company Series.................  $    901
The Pacific Rim Small Company Series..............       582
The United Kingdom Small Company Series...........       437
The Continental Small Company Series..............     1,040

E. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                 U.S. GOVERNMENT     OTHER INVESTMENT
                                    SECURITIES          SECURITIES
                                ------------------  ------------------
                                PURCHASES   SALES   PURCHASES   SALES
                                ---------  -------  ---------  -------
The Japanese Small Company
  Series......................       --        --    $30,146   $ 9,888
The Pacific Rim Small Company
  Series......................       --        --     34,550    48,553
The United Kingdom Small
  Company Series..............       --        --     16,719     6,123
The Continental Small Company
  Series......................       --        --     82,693    27,726

F. FEDERAL INCOME TAXES:

    The Portfolios are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  ------------
The Japanese Small Company
  Series...........................      $ 9,149          $(245,936)      $(236,787)
The Pacific Rim Small Company
  Series...........................       12,277            (83,539)        (71,262)
The United Kingdom Small Company
  Series...........................       30,356            (32,757)         (2,401)
The Continental Small Company
  Series...........................       58,427            (60,457)         (2,030)

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the line of credit by the Portfolios during the year ended November 30, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Trust under the line of credit with the international custodian bank during the year ended November 30, 2002.

I. SECURITIES LENDING:

    As of November 30, 2002, some of the Trust's portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.33%. The repurchase agreements with Mizuho Securities USA, comprising the pooled cash account bear interest at a rate of 1.33% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/ dealers, the value of the cash collateral received from such broker/dealers, the cost/value of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                                                COST/VALUE OF     VALUE OF
                                MARKET VALUE      VALUE OF       POOLED CASH   COLLATERAL FROM
                                OF SECURITIES  COLLATERAL AND      ACCOUNT       REPURCHASE
                                   ON LOAN     INDEMNIFICATION   INVESTMENT      AGREEMENTS
                                -------------  ---------------  -------------  ---------------
The Japanese Small Company
  Series......................   $54,651,192     $55,123,792     $55,123,792     $55,125,257
The Pacific Rim Small Company
  Series......................     5,431,859       6,713,918       6,713,918       6,714,708
The Continental Small Company
  Series......................    21,638,769      23,518,189      23,518,189      23,518,883

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the registrant.

ITEM 6.  [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED BY SEC FOR FUTURE USE.]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander Potts, the registrant's President, Chief Executive Officer and Principal Executive Officer, and Michael Clinton, the registrant's Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS - INVESTMENT TRUST

By:      /s/ Alexander Potts
         -------------------
         Alexander Potts
         President, Chief Executive Officer and Principal Executive Officer

Date:    August 28, 2003
         -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Alexander Potts
         -------------------
         Alexander Potts
         President, Chief Executive Officer and Principal Executive Officer

Date:    August 28, 2003
         -------------------

By:      /s/ Michael Clinton
         -------------------
         Michael Clinton
         Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer

Date:    August 28, 2003
         -------------------